UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

Annual Report

December 31, 2017

College Retirement Equities Fund

The annual report contains the audited financial statements.

Stock	Equity Index	Social Choice

Global Equities	Bond Market	Money Market

Growth	Inflation-Linked Bond

Understanding your CREF report

This annual report contains information about the eight CREF variable annuity accounts and describes the accounts’ results for the twelve months ended December 31, 2017. The report contains four main sections:

•	A letter to participants from Carol Deckbar, Principal Executive Officer, CREF; Executive Vice President, TIAA Institutional Investments and Endowment Services.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

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Letter to CREF participants

Global equities produced strong results in 2017, with many markets recording all-time highs. The pace of U.S. economic growth accelerated during the year, helping to push domestic stocks higher. Expanding economies around the world drove foreign stocks to impressive gains. In response to U.S. economic growth, the Federal Reserve raised the federal funds target rate three times in 2017. Some central banks around the world—including those in the United Kingdom and China—also began to reconsider their accommodative monetary policies. Long-term yields in the U.S. bond market declined, however, reflecting the continued attractiveness of longer-term U.S. Treasuries among foreign investors.

•	Returns for the five CREF accounts with significant exposure to U.S. equities ranged from 13.9% for the Social Choice Account to 31.4% for the Growth Account.
•	The Bond Market Account returned 3.8% for the year and the Inflation-Linked Bond Account gained 1.5%.
•	All account returns are for Class R1.

During the period, three accounts outperformed, one was roughly in line and three lagged their respective benchmarks (not including the Money Market Account).

All CREF accounts produced positive returns in 2017

For the twelve-month period, all CREF accounts had positive performance. Among domestic stocks, growth equities outpaced value shares. In general, international stocks outperformed domestic shares, and equities topped fixed-income securities by a large margin.

Looking at individual account performance highlights, the Growth Account recorded a 31.4% gain that outpaced its benchmark. An underweight in weak-performing General Electric and an out-of-index position in a Chinese Internet company helped boost relative performance.

The Global Equities Account outpaced its benchmark, the MSCI World Index, with a gain of 24.4%. The Account benefited from overweight investments in Swiss pharmaceutical supplier Lonza and Japanese electronics giant Sony.

The Bond Market Account gained 3.8% for the year to outpace its benchmark, the Bloomberg Barclays US. Aggregate Bond Index. An overweight in the corporate bond sector was the biggest factor contributing to relative performance.

The Stock Account, which is the largest CREF account in terms of net assets, returned a solid 23.0% but slightly lagged its composite benchmark. Underweight positions in several poor-performing blue chip stocks helped but were offset by overweight holdings in other equities with negative returns.

The Equity Index Account, which gained 20.4%, and the Inflation-Linked Bond Account, which returned 1.5%, lagged their respective benchmarks by modest margins, mostly due to the effect of expenses.

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The Social Choice Account gained 13.9% but trailed its composite benchmark. Overweight positions in car parts distributor AutoZone and Canada-based Cenovus Energy hurt relative performance.

For full details on performance for all of the accounts, please see the commentaries on the following pages.

Global equity markets posted double-digit gains

The U.S. stock market, as measured by the broad-based Russell 3000® Index, rose 21.1% for the twelve months, driven by strong corporate profits and optimism over accelerated economic growth.

Foreign equities, as represented in U.S.-dollar terms by the MSCI EAFE Index, advanced at an even stronger pace, gaining 25.0%.

U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose by a more modest 3.5%. Corporate and municipal bonds continued to show strong returns among sectors in the Aggregate Bond index.

Carol Deckbar

Keep long-term goals in mind

Without question, 2017 was a good year for equity investors. Markets around the world advanced steadily, and many of them reached all-time highs, only to break their own records again and again during the year. However, it’s important to remember that times like these may understandably cause investors to rush into rising equity markets, specific sectors or popular individual stocks.

Rising prices tend to mask risks and the inherent difficulty of predicting the future—of markets, economies and geopolitical events. We encourage investors to keep in mind their long-term financial goals and their plans for trying to achieve them. We believe that the patience and discipline to remain invested in a diversified and well-balanced portfolio of financial assets can help investors work toward those long-term objectives.

As always, we recommend that you consult your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

/s/ Carol W. Deckbar

Carol W. Deckbar

Principal Executive Officer, CREF;

Executive Vice President, TIAA Institutional Investments and Endowment Services

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of small-, mid- and large-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.

On December 15, 2017, the Morningstar Aggressive Target Risk Index was added as a broad-based securities market index for the Stock Account. This index is part of a family of Morningstar asset allocation indexes that serve as benchmarks for target-risk investments. The Morningstar Aggressive Target Risk Index has the highest global equity market exposure in the index series, and it has a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

The Account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed-market nations, including the United States.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000® and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

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Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples for each Class that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017–December 31, 2017).

Actual expenses

The first section in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for each Class for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the twelve months ended December 31, 2017

The CREF Stock Account returned 23.01% for the year, compared with the 23.13% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. (All returns for the Account are for Class R1.)

U.S. stocks, as measured by the Russell 3000 Index, climbed 21.13% in 2017, as investors responded to a more business-friendly political environment, the strengthening global economy and continued low inflation. In response to the growing economy, the Federal Reserve raised the federal funds target rate in December to a range of 1.25%–1.50%, which was the Fed’s third rate increase in 2017. By contrast, foreign stocks returned a more robust 27.81%, as measured in U.S.-dollar terms by the MSCI All Country World ex USA Investable Market Index, which represents the performance of small-, mid- and large-cap stocks in 46 developed- and emerging-markets countries outside the United States. The economies of most European nations grew in 2017, boosted by household consumption and exports. China maintained moderate economic growth and most emerging-markets economies improved. Japan’s economy expanded at an annualized rate of 2.5% during the third quarter of 2017, the country’s seventh consecutive quarter of expansion.

Account slightly underperformed its benchmark

For the year, the Account modestly trailed its composite benchmark, due primarily to unfavorable security selection. Specifically, overweight positions in three stocks with negative returns during the year—retailer Dick’s Sporting Goods, insurer American International Group (AIG) and toy manufacturer Mattel—were the biggest detractors from the Account’s relative performance. On the positive side, underweighting three negative performers gave the Account its biggest boost relative to its benchmark, as industrial conglomerate General Electric, energy titan Exxon Mobil, and technology giant International Business Machines (IBM) all posted losses during the past 12 months.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of December 31, 2017

CREF Stock Account

								Estimated
			Total	Average annual				annual
			return	total return				operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCSTRX	7/31/1952	23.01%	12.47%		6.34%		0.705%
Class R2	QCSTPX	4/24/2015	23.33	12.64	†	6.42	†	0.430
Class R3	QCSTIX	4/24/2015	23.43	12.69	†	6.44	†	0.320
CREF Stock Composite
Benchmark‡		—	23.13	13.07		6.71		—
Broad market indexes
Morningstar Aggressive Target Risk Index§		—	21.95	11.61		6.50		—
Russell 3000® Index		—	21.13	15.58		8.60		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On December 31, 2017, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	On December 15, 2017, the Morningstar Aggressive Target Risk Index was added as an additional broad-based securities market index for the Stock Account. The returns of this index are appropriate for comparison purposes because they reflect a multi-asset class exposure that is similar to the Stock Account. For more information, please see the Account’s current prospectus (as supplemented).

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CREF Stock Account

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s composite benchmark and two broad market indexes during the same period. The performance of other Classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2017

CREF Stock Account	Beginning account value (7/1/17)	Ending account value (12/31/17)	Expenses paid during period (7/1/17–12/31/17	* )
Actual return
Class R1	$1,000.00	$1,110.93	$3.30
Class R2	1,000.00	1,112.34	1.97
Class R3	1,000.00	1,112.72	1.60
5% annual hypothetical return
Class R1	1,000.00	1,022.08	3.16
Class R2	1,000.00	1,023.34	1.89
Class R3	1,000.00	1,023.69	1.53

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratios for that period were 0.62% for Class R1, 0.37% for Class R2 and 0.30% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2017
Class R1	0.65%
Class R2	0.39%
Class R3	0.32%

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CREF Stock Account

Account profile

as of 12/31/2017
Net assets	$126.89 billion
Portfolio turnover rate	48%
Number of holdings	9,510
Weighted median market capitalization	$46.84 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

% of net assets
Sector	as of 12/31/2017
Information technology	19.9
Financials	16.9
Consumer discretionary	12.7
Industrials	11.4
Health care	11.3
Consumer staples	7.5
Energy	6.1
Materials	5.3
Real estate	3.5
Utilities	2.6
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2017
More than $50 billion	47.8
More than $15 billion–$50 billion	22.5
More than $2 billion–$15 billion	23.9
$2 billion or less	5.8
Total	100.0

Holdings by country

% of portfolio investments
as of 12/31/2017
United States	67.6
Japan	5.0
United Kingdom	3.2
France	2.3
China	2.2
Germany	2.0
Canada	2.0
Switzerland	1.5
61 other nations	11.8
Short-term investments	2.4
Total	100.0

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CREF Global Equities Account

Performance for the twelve months ended December 31, 2017

The CREF Global Equities Account returned 24.38% for the year, compared with the 22.40% return of its benchmark, the MSCI World Index. (All returns for the Account are for Class R1.)

During the twelve-month period, gains by international stocks exceeded those of U.S. equities amid consistent worldwide economic growth. The economies of most European nations grew in 2017, boosted by household consumption and exports. Japan’s economy expanded at an annualized rate of 2.5% during the third quarter of 2017, the country’s seventh consecutive quarter of expansion. Inflation generally remained low to moderate around the world, while the U.S. dollar weakened against most major currencies. The U.S. Federal Reserve raised the federal funds target rate in December to a range of 1.25%–1.50%, the third rate increase in 2017. The European Central Bank and the Bank of Japan left their benchmark interest rates unchanged.

Although market performance varied significantly, most developed markets produced double-digit gains in U.S.-dollar terms for the twelve months. Returns were higher when converted from local currencies into U.S. dollars. The United States, Japan and the United Kingdom—the three largest markets in the index—produced returns of more than 20.0% in U.S.-dollar terms.

Account surpassed benchmark, helped by stock selection

Stock selection drove the Account’s relative performance. An underweight position in General Electric was the largest contributor as GE’s share price declined steadily in 2017. Overweight investments in Swiss pharmaceutical supplier Lonza and Japanese consumer electronics giant Sony also contributed. Lonza reported strong business momentum, driving shares to a record high, while strong sales helped lift Sony’s stock to levels not seen since 2008.

Some of the Account’s stocks detracted, namely an out-of-benchmark position in AK Steel and overweight positions in Canada-based Cenovus Energy and toy maker Mattel. Cenovus contended with volatile oil prices and the CEO stepping down. Mattel faced deteriorating business conditions.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into Account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of December 31, 2017

CREF Global Equities Account

								Estimated
			Total	Average annual				annual
			return	total return				operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCGLRX	5/1/1992	24.38%	11.41%		4.91%		0.715%
Class R2	QCGLPX	4/24/2015	24.71	11.57	†	4.99	†	0.440
Class R3	QCGLIX	4/24/2015	24.81	11.63	†	5.01	†	0.330
MSCI World Index		—	22.40	11.64		5.03		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

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CREF Global Equities Account

Expense example

Six months ended December 31, 2017

CREF Global Equities Account	Beginning account value (7/1/17)	Ending account value (12/31/17)	Expenses paid during period (7/1/17–12/31/17	* )
Actual return
Class R1	$1,000.00	$1,119.99	$3.47
Class R2	1,000.00	1,121.41	2.14
Class R3	1,000.00	1,121.79	1.76
5% annual hypothetical return
Class R1	1,000.00	1,021.93	3.31
Class R2	1,000.00	1,023.19	2.04
Class R3	1,000.00	1,023.54	1.68

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratios for that period were 0.65% for Class R1, 0.40% for Class R2 and 0.33% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2017
Class R1	0.69%
Class R2	0.43%
Class R3	0.35%

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CREF Global Equities Account

Account profile

as of 12/31/2017
Net assets	$20.77 billion
Portfolio turnover rate	36%
Number of holdings	2,037
Weighted median market capitalization	$55.00 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.1

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

% of net assets
Sector	as of 12/31/2017
Financials	18.7
Information technology	17.7
Consumer discretionary	13.2
Industrials	11.6
Health care	11.0
Consumer staples	7.4
Energy	6.5
Materials	6.3
Real estate	2.1
Telecommunication services	1.9
Utilities	1.9
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2017
More than $50 billion	52.5
More than $15 billion–$50 billion	26.2
More than $2 billion–$15 billion	19.9
$2 billion or less	1.4
Total	100.0

Holdings by country

% of portfolio investments
as of 12/31/2017
United States	58.9
Japan	7.6
United Kingdom	5.0
France	3.6
Canada	2.9
Germany	2.8
Switzerland	2.5
Netherlands	2.4
40 other nations	11.1
Short-term investments	3.2
Total	100.0

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CREF Growth Account

Performance for the twelve months ended December 31, 2017

The CREF Growth Account returned 31.38% for the year, compared with the 30.21% return of its benchmark, the Russell 1000® Growth Index. (All returns for the Account are for Class R1.)

U.S. economic growth accelerated during the twelve-month period, while unemployment declined and inflation remained muted. Gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a rate of 2.3% in 2017, according to the U.S. government’s “advance” estimate for the full year. Unemployment declined to 4.1%—its lowest level in 17 years—and remained at that rate for the last three months of the period. In response to the growing economy, the Federal Reserve raised the federal funds target rate in December to a range of 1.25%–1.50%, which was the Fed’s third rate increase in 2017. Inflation remained modest throughout the period, while the price per barrel of West Texas Intermediate crude oil increased from nearly $54 at the end of 2016 to more than $60 at the close of 2017.

U.S. stocks, as measured by the Russell 3000® Index, rose 21.13% over the period as investors responded to a more business-friendly political environment, the strengthening global economy and continued low inflation. Growth stocks outperformed their value counterparts by a substantial margin, while large-cap stocks surpassed shares of smaller companies. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended December 31, 2017, the Russell 1000 Growth Index posted an annual average return of 10.00%, outperforming the 7.10% average annual return of the Russell 1000 Value Index.

Account posted double-digit gains, outperformed its benchmark

Ten of the eleven industry sectors within the Account’s benchmark advanced for the year. Information technology (up 41.5%)—the benchmark’s largest sector—made the biggest impact on performance amid robust demand for mobile devices, digital content and other technology-related products and services. Other strong-performing sectors included industrials (up 31.4%), consumer discretionary (up 25.8%) and health care (up 25.7%). Together, these four sectors represented more than 80.0% of the benchmark’s total market capitalization on December 31, 2017. Utilities, which had the lowest weighting, had the highest performance (up 71.3%). Energy (down 6.7%) was the worst-performing sector.

The Account outperformed its benchmark due to favorable security selections. An underweight in industrial conglomerate General Electric had the largest positive impact on performance, followed by an out-of-index position in Chinese Internet company Tencent Holdings and an overweight in software maker Adobe Systems.

By contrast, certain holdings detracted, including an underweight position in technology giant Apple and overweight positions in drug maker Allergan and energy company EOG Resources.

18	2017 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of December 31, 2017

CREF Growth Account

								Estimated
			Total	Average annual				annual
			return	total return				operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCGRRX	4/29/1994	31.38%	17.03%		9.30%		0.650%
Class R2	QCGRPX	4/24/2015	31.73	17.20	†	9.38	†	0.375
Class R3	QCGRIX	4/24/2015	31.83	17.26	†	9.41	†	0.265
Russell 1000® Growth Index		—	30.21	17.33		10.00		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2017 Annual Report	19

CREF Growth Account

Expense example

Six months ended December 31, 2017

CREF Growth Account	Beginning account value (7/1/17)	Ending account value (12/31/17)	Expenses paid during period (7/1/17–12/31/17	* )
Actual return
Class R1	$1,000.00	$1,144.88	$3.08
Class R2	1,000.00	1,146.34	1.73
Class R3	1,000.00	1,146.73	1.35
5% annual hypothetical return
Class R1	1,000.00	1,022.33	2.91
Class R2	1,000.00	1,023.59	1.63
Class R3	1,000.00	1,023.95	1.28

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratios for that period were 0.57% for Class R1, 0.32% for Class R2 and 0.25% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2017
Class R1	0.60%
Class R2	0.34%
Class R3	0.26%

20	2017 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Account profile

as of 12/31/2017
Net assets	$25.58 billion
Portfolio turnover rate	48%
Number of holdings	637
Weighted median market capitalization	$86.61 billion
Price/earnings ratio (weighted 12-month trailing average)†	28.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

% of net assets
Sector	as of 12/31/2017
Information technology	41.3
Consumer discretionary	18.7
Health care	13.2
Industrials	10.7
Consumer staples	5.3
Financials	4.9
Materials	3.0
Energy	1.1
Real estate	0.8
Telecommunication services	0.4
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2017
More than $50 billion	60.9
More than $15 billion–$50 billion	24.8
More than $2 billion–$15 billion	14.1
$2 billion or less	0.2
Total	100.0

College Retirement Equities Fund ■ 2017 Annual Report	21

CREF Equity Index Account

Performance for the twelve months ended December 31, 2017

The CREF Equity Index Account returned 20.43% for the year, compared with the 21.13% return of its benchmark, the Russell 3000® Index. (All returns for the Account are for Class R1.)

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

U.S. economic growth accelerated during the twelve-month period, while unemployment declined and inflation remained muted. Gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a rate of 2.3% in 2017, according to the U.S. government’s “advance” estimate for the full year. Unemployment declined to 4.1%—its lowest level in 17 years—and remained at that rate for the last three months of the period. In response to the growing economy, the Federal Reserve raised the federal funds target rate in December to a range of 1.25%-1.50%, which was the Fed’s third rate increase in 2017. Inflation remained modest throughout the period, while the price per barrel of West Texas Intermediate crude oil increased from nearly $54 at the end of 2016 to more than $60 at the close of 2017, reflecting growing price pressure over the twelve months.

U.S. stocks, as measured by the Russell 3000 Index, had strong gains over the period as investors responded to a more business-friendly political environment, the strengthening global economy and continued low inflation. Growth stocks outperformed their value counterparts by a substantial margin, while large-cap stocks surpassed shares of smaller companies. (Returns by investment style and capitalization size are based on the Russell indexes).

Nine of eleven sectors posted positive returns

Nine of the eleven industry sectors in the Account’s benchmark index delivered positive performance for the year. Information technology (up 37.1%)—the benchmark’s largest sector—performed best amid robust demand for mobile devices, digital content and other technology-related products and services. Next in line were health care (up 22.9%), materials (up 22.9%), consumer discretionary (up 22.7%) and industrials (up 21.4%). Together, these five sectors represented more than three-fifths of the benchmark’s total market capitalization on December 31, 2017. Energy (down 2.3%) and telecommunication services (down 1.4%) were the benchmark’s only decliners.

All of the benchmark’s five largest stocks outperformed the benchmark for the twelve months. Amazon.com performed best with sizable double-digit gains, followed closely by Facebook. Apple was next in line, rising on strong international sales and investor enthusiasm for new products such as the iPhone 8 and Apple Watch Series 3. Microsoft and Berkshire Hathaway also posted strong results.

22	2017 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2017

CREF Equity Index Account
			Total return	Average annual total return				Estimated annual operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCEQRX	4/29/1994	20.43%	15.02%		8.14%		0.610%
Class R2	QCEQPX	4/24/2015	20.74	15.19	†	8.22	†	0.335
Class R3	QCEQIX	4/24/2015	20.84	15.24	†	8.25	†	0.225
Russell 3000® Index		—	21.13	15.58		8.60		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2017 Annual Report	23

CREF Equity Index Account

Expense example

Six months ended December 31, 2017

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Equity Index Account	(7/1/17)	(12/31/17)	(7/1/17–12/31/17)
Actual return
Class R1	$1,000.00	$1,108.80	$2.87
Class R2	1,000.00	1,110.21	1.54
Class R3	1,000.00	1,110.59	1.17
5% annual hypothetical return
Class R1	1,000.00	1,022.48	2.75
Class R2	1,000.00	1,023.74	1.48
Class R3	1,000.00	1,024.10	1.12

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratios for that period were 0.54% for Class R1, 0.29% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2017
Class R1	0.57%
Class R2	0.31%
Class R3	0.23%

24	2017 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile

as of 12/31/2017
Net assets	$19.53 billion
Portfolio turnover rate	4%
Number of holdings	2,919
Weighted median market capitalization	$68.09 billion
Price/earnings ratio (weighted 12-month trailing average)†	26.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 12/31/2017
Information technology	22.8
Financials	15.1
Health care	13.2
Consumer discretionary	12.5
Industrials	10.8
Consumer staples	7.3
Energy	5.7
Real estate	3.8
Materials	3.4
Utilities	3.0
Telecommunication services	1.9
Short-term investments, other assets & liabilities, net	0.5
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 12/31/2017
More than $50 billion	56.2
More than $15 billion–$50 billion	21.0
More than $2 billion–$15 billion	19.2
$2 billion or less	3.6
Total	100.0

College Retirement Equities Fund ■ 2017 Annual Report	25

CREF Bond Market Account

Performance for the twelve months ended December 31, 2017

The CREF Bond Market Account returned 3.77% for the year, compared with the 3.54% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. (All returns for the Account are for Class R1.)

U.S. economic growth accelerated during the twelve-month period, while unemployment declined and inflation remained muted. Gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a rate of 2.3% in 2017, according to the U.S. government’s “advance” estimate for the full year. Unemployment declined to 4.1%—its lowest level in 17 years—and remained at that rate for the last three months of the period. In response to the growing economy, the Federal Reserve raised the federal funds target rate in December to a range of 1.25%–1.50%, which was the Fed’s third rate increase in 2017. Inflation remained modest throughout the period, while the price per barrel of West Texas Intermediate crude oil increased from nearly $54 at the end of 2016 to more than $60 at the close of 2017, reflecting growing price pressure over the twelve months.

Throughout 2017, enthusiasm for a strengthening global economy, steady labor markets, continued low inflation and a pro-business political environment led investors to favor higher-yielding fixed-income sectors, including corporate investment-grade bonds. Relatively stable credit conditions and reduced supply also bolstered performance for municipal bonds. At the same time, government credit and agency securities benefited from investor uncertainty over the potential for Federal Reserve interest-rate increases and a federal tax overhaul.

Account outperformed its benchmark during the period

For the twelve-month period, the benchmark’s returns were driven primarily by corporate bonds, which gained 6.4% and accounted for 25.5% of the index’s total market capitalization. U.S. Treasuries, the largest index sector with a weighting of 36.7%, and mortgage-backed securities (MBS), at 27.7%, rose 2.3% and 2.5%, respectively. All sectors in the benchmark had positive performance, with notable gains from municipals (the smallest sector in the index), which returned 12.3%, and government credit securities, up 4.9%.

The Account outperformed its benchmark during the period, with an overweight to corporate bonds making the largest contribution to relative performance. The next-largest contributors were commercial mortgage-backed securities, where an overweight position and security selection contributed positively, and government credit securities, where asset allocation drove outperformance. By contrast, the Account was held back by its yield curve positioning across the portfolio as well as by a small position in cash.

26	2017 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of December 31, 2017

CREF Bond Market Account
			Total return	Average annual total return				Estimated annual operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCBMRX	3/1/1990	3.77%	2.09%		3.74%		0.675%
Class R2	QCBMPX	4/24/2015	4.04	2.23	†	3.82	†	0.400
Class R3	QCBMIX	4/24/2015	4.12	2.29	†	3.84	†	0.290

Bloomberg Barclays
U.S. Aggregate Bond Index		—	3.54	2.10		4.01		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2017 Annual Report	27

CREF Bond Market Account

Expense example

Six months ended December 31, 2017

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(7/1/17)	(12/31/17)	(7/1/17–12/31/17)
Actual return
Class R1	$1,000.00	$1,013.18	$3.10
Class R2	1,000.00	1,014.46	1.83
Class R3	1,000.00	1,014.80	1.47
5% annual hypothetical return
Class R1	1,000.00	1,022.13	3.11
Class R2	1,000.00	1,023.39	1.84
Class R3	1,000.00	1,023.74	1.48

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratios for that period were 0.61% for Class R1, 0.36% for Class R2 and 0.29% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2017
Class R1	0.64%
Class R2	0.38%
Class R3	0.30%

28	2017 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Account profile

as of 12/31/2017
Net assets	$13.84 billion
Portfolio turnover rate	140%
Portfolio turnover rate, excluding mortgage dollar roll transactions	96%
Number of issues	1,851
Option-adjusted duration†	5.69 years
Average maturity‡	7.84 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets
as of 12/31/2017
Corporate bonds	25.1
Mortgage-backed securities	18.7
Foreign government & corporate bonds denominated in U.S. dollars	14.4
U.S. Treasury securities	13.7
Asset-backed securities	11.2
Commercial mortgage-backed securities	8.7
Municipal bonds	3.6
U.S. agency securities	1.4
Bank loan obligations	0.3
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.8
Total	100.0
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2017
Less than 1 year	6.2
1–3 years	14.9
3–5 years	21.0
5–10 years	41.0
Over 10 years	16.9
Total	100.0

Holdings by credit quality#
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2017
Aaa/AAA	50.1
Aa/AA	7.5
A/A	14.7
Baa/BBB	22.0
Ba/BB	2.6
B/B	1.2
Below B/B	0.8
Non-rated	1.1
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2017 Annual Report	29

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2017

The CREF Inflation-Linked Bond Account returned 1.51% for the period, compared with the 1.90% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. (All returns for the Account are for Class R1.)

U.S. economic growth accelerated during the twelve-month period, while unemployment declined and inflation remained muted. Gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a rate of 2.3% in 2017, according to the U.S. government’s “advance” estimate for the full year. Unemployment declined to 4.1%—its lowest level in 17 years—and remained at that rate for the last three months of the period.

In response to the growing economy, the Federal Reserve raised the federal funds target rate in December to a range of 1.25%–1.50%, which was the Fed’s third rate increase in 2017. The Fed’s action contributed to rising yields on short-term U.S. Treasury securities, but yields on 10- and 30-year Treasury bonds declined during the period (bond yields move in the opposite direction of prices). Central banks around the world took varied actions in response to global economic growth. Notably, the European Central Bank and the Bank of Japan left their benchmark interest rates unchanged, while the Bank of England increased its benchmark interest rate in November, marking the first upward move for that rate in a decade.

Annual core inflation, which includes all items except food and energy, rose modestly by 1.8% for the year ended December 31, 2017. The price per barrel of West Texas Intermediate crude oil, which affects inflation more broadly, increased from nearly $54 at the end of 2016 to more than $60 at the close of 2017.

TIPS underperformed the broader market

In 2017, the return of the TIPS 1–10 Year index trailed the 3.54% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The combination of solid economic growth and low inflation led to gains from most fixed-income securities, particularly those with longer-term maturities, while inflation-protected securities were held back by the continued low rate of inflation.

The Account underperformed its benchmark primarily due to its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2017 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2017

CREF Inflation-Linked Bond Account
			Total return	Average annual total return				Estimated annual operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCILRX	5/1/1997	1.51%	–0.57%		2.92%		0.625%
Class R2	QCILPX	4/24/2015	1.77	–0.43	†	3.00	†	0.350
Class R3	QCILIX	4/24/2015	1.85	–0.38	†	3.02	†	0.240
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index		—	1.90	0.09		2.83		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2017 Annual Report	31

CREF Inflation-Linked Bond Account

Expense example

Six months ended December 31, 2017

CREF Inflation-Linked	Beginning account value	Ending account value	Expenses paid during period	*
Bond Account	(7/1/17)	(12/31/17)	(7/1/17–12/31/17)
Actual return
Class R1	$1,000.00	$1,010.48	$2.79
Class R2	1,000.00	1,011.75	1.52
Class R3	1,000.00	1,012.09	1.17
5% annual hypothetical return
Class R1	1,000.00	1,022.43	2.80
Class R2	1,000.00	1,023.69	1.53
Class R3	1,000.00	1,024.05	1.17

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratios for that period were 0.55% for Class R1, 0.30% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2017
Class R1	0.58%
Class R2	0.32%
Class R3	0.24%

32	2017 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile
as of 12/31/2017
Net assets	$6.55 billion
Portfolio turnover rate	18%
Number of issues	40
Option-adjusted duration†	5.07 years
Average maturity‡	5.38 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition
% of net assets
as of 12/31/2017
U.S. Treasury securities	98.6
U.S. agency securities	0.6
Mortgage-backed securities	0.2
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.5
Total	100.0
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2017
1–3 years	23.0
3–5 years	30.3
5–10 years	34.4
Over 10 years	12.3
Total	100.0

Holdings by credit quality#
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2017
Aaa/AAA	99.6
Aa/AA	0.3
Non-rated	0.1
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2017 Annual Report	33

CREF Social Choice Account

Performance for the twelve months ended December 31, 2017

The CREF Social Choice Account returned 13.88% for the year, compared with the 14.34% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account underperformed its benchmark.

The Account’s domestic component underperformed the Russell 3000 Index, primarily due to the omissions of Apple, Amazon.com and Facebook, which were the largest detractors. Conversely, the domestic portion of the Account benefited from the avoidance of General Electric, Exxon Mobil and AT&T. The Account’s international investments underperformed the MSCI EAFE+Canada Index, in part due to the exclusion of pan-Asian life insurance firm AIA Group, luxury products company LVMH and British bank HSBC Holdings. On the other hand, avoiding Israeli drug maker Teva, Japanese car maker Toyota and British drug firm Shire helped the Account’s relative returns.

Stock choices hindered Account’s performance versus the benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the respective equity components of its composite benchmark.

Overweight positions in car parts distributor AutoZone, online travel service provider Priceline.com and energy giant Schlumberger were the main detractors from the Account’s performance versus the Russell 3000 Index. The top contributing domestic holdings were overweight positions in computer graphics company NVIDIA, semiconductor equipment supplier Applied Materials and hotel operator Marriott.

Among the Account’s international investments, the largest detractors relative to the MSCI EAFE+Canada Index were overweight positions in Canada-based Cenovus Energy, Japanese automaker Subaru and British telecommunications company BT Group. The leading international contributors were overweight investments in French luxury goods company Kering, Swiss pharmaceutical supplier Lonza and Japanese industrial automation and measurement equipment manufacturer Keyence.

The Account’s fixed-income component outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, which gained 3.54% for the year. Municipal, corporate and government agency bonds aided the Account’s performance relative to the Bloomberg Barclays Aggregate index. Yield curve positioning, along with a small allocation to cash, were the only detractors.

34	2017 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of December 31, 2017

CREF Social Choice Account

			Total return	Average annual total return				Estimated annual operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCSCRX	3/1/1990	13.88%	8.47%		5.94%		0.650%
Class R2	QCSCPX	4/24/2015	14.18	8.63	†	6.01	†	0.375
Class R3	QCSCIX	4/24/2015	14.27	8.68	†	6.04	†	0.265
CREF Social Choice Composite Benchmark‡		—	14.34	8.99		6.15		—
Broad market index Russell 3000® Index		—	21.13	15.58		8.60		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On December 31, 2017, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI EAFE+Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

College Retirement Equities Fund ■ 2017 Annual Report	35

CREF Social Choice Account

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s composite benchmark and of a broad market index during the same period. The performance of other Classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2017

CREF Social Choice Account	Beginning account value (7/1/17)	Ending account value (12/31/17)	Expenses paid during period (7/1/17–12/31/17	* )
Actual return
Class R1	$1,000.00	$1,065.65	$2.97
Class R2	1,000.00	1,067.00	1.67
Class R3	1,000.00	1,067.36	1.35
5% annual hypothetical return
Class R1	1,000.00	1,022.33	2.91
Class R2	1,000.00	1,023.59	1.63
Class R3	1,000.00	1,023.89	1.33

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratios for that period were 0.57% for Class R1, 0.32% for Class R2 and 0.26% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2017
Class R1	0.60%
Class R2	0.34%
Class R3	0.26%

36	2017 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Account profile
as of 12/31/2017
Net assets	$14.43 billion
Portfolio turnover rate	53%
Portfolio turnover rate, excluding mortgage dollar roll transactions	37%
Equity segment
Number of holdings	1,935
Weighted median market capitalization	$46.71 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.0
Fixed-income segment
Number of issues	787
Option-adjusted duration‡	5.70 years
Average maturity§	8.85 years

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.
Portfolio composition
% of net assets as of 12/31/2017
Equities	59.8
Fixed-income securities	39.4
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 12/31/2017
More than $50 billion	45.4
More than $15 billion–$50 billion	36.5
More than $2 billion–$15 billion	15.8
$2 billion or less	2.3
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 12/31/2017
Less than 1 year	7.0
1–3 years	14.6
3–5 years	18.6
5–10 years	37.2
Over 10 years	22.6
Total	100.0

College Retirement Equities Fund ■ 2017 Annual Report	37

CREF Money Market Account

Performance for the twelve months ended December 31, 2017

The CREF Money Market Account returned 0.25% for the year, compared with the 0.47% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

U.S. economic growth accelerated during the twelve-month period, while unemployment declined and inflation remained muted. Gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at annualized rates of 3.1% and 3.2% in the second and third quarters of 2017, respectively. Unemployment declined to 4.1%—its lowest level in 17 years—and remained at that rate for the last three months of the period.

The Federal Reserve raised the federal funds target rate three times during the period, with the final increase in December 2017. At period-end, the rate stood at 1.25%–1.50%. As a result of the Fed’s actions and signals, yields on LIBOR—a key interest-rate benchmark for money market funds—saw impressive gains. For the twelve-month period, one-month LIBOR yields more than doubled, rising from 0.77% on January 3, 2017, to 1.56% on December 29, 2017. Over the same period, three-month LIBOR rose from 1.00% to 1.69%; six-month LIBOR rose from 1.32% to 1.84%; and twelve-month LIBOR rose from 1.69% to 2.11%. (LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates.) In another beneficial development, the supply of short-term Treasuries and government agency securities increased in 2017.

Account posted gains, but trailed the iMoneyNet average

In this environment of rising interest rates, the return of the Money Market Account lagged that of the iMoneyNet government fund average for the twelve-month period, primarily due to the effect of expenses. In pursuit of additional yield, the Account held longer-dated floating-rate government agency securities. This strategy was generally successful due to the rise in short-term interest rates during the period, as floating-rate securities adjust more quickly to interest-rate changes than fixed-rate securities. As of December 26, 2017, the Account’s weighted average maturity (WAM) was 45 days, versus 32 days for the iMoneyNet government fund average. (iMoneyNet releases their data on a weekly basis, and December 26 was the last date of release for the month.)

In response to the historically low interest rates since 2009, part or all of the 12b-1 distribution and/or administrative expenses for Class R1 of the Money Market Account were voluntarily waived by TIAA for part of the reporting period. Class R2 and Class R3 did not waive expenses during the reporting period. For more information, please see page 39 or the Notes to the Financial Statements.

38	2017 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 26, 2017*
	Current yield	Effective yield
CREF Money Market Account†
Class R1	0.58%	0.58%
Class R2	0.72	0.72
Class R3	0.76	0.76
iMoneyNet Money Fund Averages™—All Government‡	0.82	0.83

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2017

CREF Money Market Account†

			Total return	Average annual total return				Estimated annual operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	§
Class R1	QCMMRX	4/1/1988	0.25%	0.05%		0.28%		0.615%
Class R2	QCMMPX	4/24/2015	0.44	0.10	#	0.30	#	0.340
Class R3	QCMMIX	4/24/2015	0.50	0.13	#	0.32	#	0.230
iMoneyNet Money Fund Averages—All Government‡		—	0.47	0.12		0.23		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in the Money Market Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

†	Between July 16, 2009 and March 7, 2017, TIAA agreed to voluntarily withhold (“waive”) a portion of the 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’s yield was less than zero. Without this waiver, the effective yields and total returns of the Money Market Account would have been lower. TIAA may, for a period of three years after the date an amount was waived, recover from the Money Market Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other expenses) on that day. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various classes.
§	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
#	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating rate notes, and you cannot invest directly in it.

College Retirement Equities Fund ■ 2017 Annual Report	39

CREF Money Market Account

Expense example

Six months ended December 31, 2017

CREF Money Market Account	Beginning account value (7/1/17)	Ending account value (12/31/17)	Expenses paid during period (7/1/17–12/31/17	* )
Actual return
Class R1	$1,000.00	$1,002.03	$3.43
Class R2	1,000.00	1,002.98	2.47
Class R3	1,000.00	1,003.23	2.22
5% annual hypothetical return
Class R1	1,000.00	1,021.78	3.47
Class R2	1,000.00	1,022.74	2.50
Class R3	1,000.00	1,022.99	2.24

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratios for that period were 0.68% for Class R1, 0.49% for Class R2 and 0.44% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2017
Class R1	0.64%
Class R2	0.45%
Class R3	0.40%

Account profile
as of 12/31/2017
Net assets	$9.36 billion
Number of holdings	221
Portfolio composition
% of net assets as of 12/31/2017
U.S. government agency securities	62.2
U.S. Treasury securities	19.0
Floating-rate securities, government	18.7
Other assets & liabilities, net	0.1
Total	100.0

40	2017 Annual Report ■ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2017

Principal		Issuer		Value (000)		% of net assets
BONDS
CORPORATE BONDS
DIVERSIFIED FINANCIALS				$0	^	0.0%
		TOTAL CORPORATE BONDS	(Cost $466)	0	^	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				295		0.0
		TOTAL GOVERNMENT BONDS	(Cost $302)	295		0.0
		TOTAL BONDS	(Cost $768)	295		0.0

EQUITY LINKED NOTES
DIVERSIFIED FINANCIALS				7,071		0.0
		TOTAL EQUITY LINKED NOTES	(Cost $6,950)	7,071		0.0

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS				2,488,648		2.0
BANKS
42,463,146		Bank of America Corp		1,253,512		1.0
7,658,183	n	Citigroup, Inc		569,845		0.4
12,950,840		JPMorgan Chase & Co		1,384,963		1.1
11,738,743		Wells Fargo & Co		712,190		0.6
		Other		7,420,058		5.8
				11,340,568		8.9
CAPITAL GOODS
2,580,142		3M Co		607,288		0.5
1,730,621		Boeing Co		510,377		0.4
4,346,248		Honeywell International, Inc		666,541		0.5
		Other		8,497,805		6.7
				10,282,011		8.1
COMMERCIAL & PROFESSIONAL SERVICES				1,120,562		0.9
CONSUMER DURABLES & APPAREL				2,536,597		2.0
CONSUMER SERVICES				2,775,852		2.2
DIVERSIFIED FINANCIALS
1,732,665		Goldman Sachs Group, Inc		441,413		0.3
		Other		4,403,960		3.5
				4,845,373		3.8
ENERGY
5,360,475		Chevron Corp		671,078		0.6
2,667,206	*	Concho Resources, Inc		400,668		0.3
4,697,088		EOG Resources, Inc		506,863		0.4
9,465,965	d	Exxon Mobil Corp		791,733		0.6
		Other		5,349,539		4.2
				7,719,881		6.1

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	41

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2017

Shares		Company	Value (000)	% of net assets
FOOD & STAPLES RETAILING
3,903,576		Wal-Mart Stores, Inc	$385,478	0.3%
		Other	1,253,172	1.0
			1,638,650	1.3
FOOD, BEVERAGE & TOBACCO
10,729,104		Coca-Cola Co	492,251	0.4
3,949,012	n	PepsiCo, Inc	473,566	0.4
5,039,597		Philip Morris International, Inc	532,433	0.4
		Other	4,571,480	3.6
			6,069,730	4.8
HEALTH CARE EQUIPMENT & SERVICES
7,552,598		Abbott Laboratories	431,027	0.3
1,925,088		Cigna Corp	390,966	0.3
2,884,662		UnitedHealth Group, Inc	635,953	0.5
		Other	3,801,159	3.0
			5,259,105	4.1
HOUSEHOLD & PERSONAL PRODUCTS
5,694,221		Procter & Gamble Co	523,185	0.4
		Other	1,315,570	1.0
			1,838,755	1.4
INSURANCE
9,707,008		American International Group, Inc	578,344	0.5
4,605,594	*	Berkshire Hathaway, Inc (Class B)	912,921	0.7
		Other	3,797,852	3.0
			5,289,117	4.2
MATERIALS
7,983,200		DowDuPont, Inc	568,563	0.5
		Other	6,092,835	4.8
			6,661,398	5.3
MEDIA
18,825,330		Comcast Corp (Class A)	753,955	0.6
3,962,975		Walt Disney Co	426,059	0.4
		Other	1,806,786	1.4
			2,986,800	2.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,095,473		AbbVie, Inc	589,493	0.5
8,319,440		Johnson & Johnson	1,162,392	0.9
19,646,198		Pfizer, Inc	711,585	0.5
7,045,339	*	Schering-Plough Corp	396,441	0.3
		Other	6,175,559	4.9
			9,035,470	7.1
REAL ESTATE			4,443,412	3.5

42	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2017

Shares		Company		Value (000)	% of net assets
RETAILING
1,264,461	*	Amazon.com, Inc		$1,478,749	1.2%
4,141,913	n	Home Depot, Inc		785,017	0.6
		Other		3,059,814	2.4
				5,323,580	4.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,726,568		Broadcom Ltd		443,556	0.4
15,297,245		Intel Corp		706,121	0.6
180,017		Samsung Electronics Co Ltd		427,704	0.3
		Other		3,082,742	2.4
				4,660,123	3.7
SOFTWARE & SERVICES
2,140,718	*,n	Alibaba Group Holding Ltd (ADR)		369,124	0.3
872,441	*	Alphabet, Inc (Class A)		919,029	0.7
1,042,198	*,n	Alphabet, Inc (Class C)		1,090,556	0.9
7,525,141	*	Facebook, Inc		1,327,886	1.0
21,086,064	n	Microsoft Corp		1,803,702	1.4
12,845,715		Oracle Corp		607,345	0.5
5,211,341	*	PayPal Holdings, Inc		383,659	0.3
4,838,819	*,n	salesforce.com, Inc		494,673	0.4
9,868,514		Tencent Holdings Ltd		510,774	0.4
7,267,111		Visa, Inc (Class A)		828,596	0.7
		Other		6,137,775	4.8
				14,473,119	11.4
TECHNOLOGY HARDWARE & EQUIPMENT
15,562,681	n	Apple, Inc		2,633,672	2.1
19,674,429	n	Cisco Systems, Inc		753,531	0.6
		Other		2,714,050	2.1
				6,101,253	4.8
TELECOMMUNICATION SERVICES
15,706,643		AT&T, Inc		610,674	0.5
10,188,257		Verizon Communications, Inc		539,265	0.4
		Other		1,545,273	1.2
				2,695,212	2.1
TRANSPORTATION
4,594,931		Union Pacific Corp		616,180	0.5
		Other		2,457,138	1.9
				3,073,318	2.4
UTILITIES				3,326,188	2.6
		TOTAL COMMON STOCKS	(Cost $103,320,541)	125,984,722	99.3

PURCHASED OPTIONS
BANKS				9	0.0
HEALTH CARE EQUIPMENT & SERVICES				16	0.0
MATERIALS				11	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	43

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2017

Shares	Company	Value (000)	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	$1	0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,798	0.0
SOFTWARE & SERVICES	47	0.0
TECHNOLOGY HARDWARE & EQUIPMENT	12	0.0
TOTAL PURCHASED OPTIONS	(Cost $2,442)	1,894	0.0

PREFERRED STOCKS
CAPITAL GOODS	622	0.0
DIVERSIFIED FINANCIALS	2,477	0.0
REAL ESTATE	17	0.0
TOTAL PREFERRED STOCKS	(Cost $4,260)	3,116	0.0

RIGHTS / WARRANTS
AUTOMOBILES & COMPONENTS	1,568	0.0
CAPITAL GOODS	10	0.0
CONSUMER DURABLES & APPAREL	4	0.0
DIVERSIFIED FINANCIALS	209	0.0
ENERGY	1,280	0.0
FOOD, BEVERAGE & TOBACCO	4	0.0
HEALTH CARE EQUIPMENT & SERVICES	1	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	149	0.0
REAL ESTATE	55	0.0
TRANSPORTATION	0	^	0.0
UTILITIES	5	0.0
TOTAL RIGHTS / WARRANTS	(Cost $3,922)	3,285	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT	125,963	0.1
TREASURY DEBT	705,388	0.6

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT	37,999	0.0
REPURCHASE AGREEMENT
$605,000,000	r	Royal Bank of Scotland	1.330%, 01/04/18	605,000	0.5
s	Other Repurchase Agreements	1.300%–1.420%, 01/02/18–01/05/18	1,142,508	0.9
1,747,508	1.4

44	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2017

Principal	Issuer		Value (000)	% of net assets
VARIABLE RATE SECURITIES			$48,196	0.0%
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		1,833,703	1.4
	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,665,133)	2,665,054	2.1

	TOTAL PORTFOLIO	(Cost $106,004,016)	128,665,437	101.4
	OTHER ASSETS & LIABILITIES, NET		(1,771,175)	(1.4)
	NET ASSETS		$126,894,262	100.0%

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Royal Bank of Scotland, 1.33% dated 12/28/17 to be repurchased at $605,000,000 on 1/4/18, collateralized by U.S. Government Agency Securities valued at $617,104,000.
s	Agreements 1.30%–1.42% dated 12/29/17 to be repurchased at $1,142,508,000 on 1/02/18–1/05/18, collateralized by U.S. Government Agency Securities valued at $1,162,875,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/17, the aggregate value of securities on loan is $2,187,949,000.

At 12/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $665,926,000 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	45

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2017

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	258		3/16/18	$19,604	$19,821	$217
S&P 500 E Mini Index	1,624		3/16/18	215,463	217,291	1,828
S&P Mid-Cap 400 E Mini Index	142		3/16/18	26,755	27,014	259
Total	2,024			$261,822	$264,126	$2,304

Purchased options outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alphabet, Inc, Call	10	$20	$1,035.00	1/19/18	$22
Biomarin Pharmaceuticals, Inc, Call	15	13	100.00	1/19/18	1
Cisco Systems, Inc, Call	50	6	36.00	1/19/18	12
Citigroup, Inc, Call	20	12	80.00	1/18/19	9
GrubHub Inc, Put	998	221	67.50	1/5/18	25
Qualcomm, Inc, Call	30	4	70.00	1/19/18	0	^
Qualcomm, Inc, Call	8,900	2,141	65.00	2/16/18	1,798
Tronox Ltd, Call	30	9	23.00	8/17/18	11
Wellcare Health Plans, Inc, Call	20	16	220.00	6/15/18	16
Total	10,073	$2,442			$1,894

^	Amount represents less than $1,000.

Written options outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Put	30	$(3)	$10.00	4/20/18	$(3)
Alibaba Group Holding Ltd, Put	10	(0)^	140.00	1/19/18	(0	)^
Alphabet, Inc, Call	20	(15)	1,075.00	1/19/18	(9)
Alphabet, Inc, Put	10	(5)	950.00	1/19/18	(1)
AmerisourceBergen Corp, Put	30	(1)	80.00	1/19/18	(0	)^
Biomarin Pharmaceuticals, Inc, Call	15	(8)	110.00	1/19/18	(0	)^
Biomarin Pharmaceuticals, Inc, Put	15	(5)	80.00	1/19/18	(1)
CarMax, Inc, Put	30	(1)	60.00	1/19/18	(1)
CBS Corp, Put	30	(1)	52.50	1/19/18	(0	)^
Cisco Systems, Inc, Call	50	(2)	38.00	1/19/18	(3)
Cisco Systems, Inc, Put	50	(3)	28.00	1/19/18	(0	)^
Citigroup, Inc, Call	60	(11)	95.00	1/18/19	(8)
Citigroup, Inc, Put	30	(6)	55.00	1/18/19	(4)
Citrix Systems, Inc, Call	20	(1)	95.00	1/19/18	(0	)^
Costco Wholesale Corp, Call	25	(1)	203.00	1/19/18	(0	)^
CSX Corp, Put	10	(0)^	48.00	1/12/18	(0	)^
CSX Corp, Put	10	(0)^	47.00	1/19/18	(0	)^
CSX Corp, Put	10	(0)^	45.00	2/16/18	(0	)^
General Dynamics Corp, Put	30	(0)^	170.00	1/19/18	(0	)^
General Electric Co, Put	50	(3)	18.00	1/19/18	(3)
General Electric Co, Put	50	(6)	18.00	3/16/18	(5)
GrubHub, Inc, Call	998	(298)	72.50	1/26/18	(220)

46	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Stock Account  ■  December 31, 2017

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
GrubHub, Inc, Put	998	$(49)	$62.00	1/5/18	$(7)
Hain Celestial Group, Inc, Put	30	(0)^	34.00	1/19/18	(0)^
Home Depot, Inc, Put	30	(11)	135.00	1/19/18	(0)^
Infosys Ltd, Put	40	(0)^	14.00	1/19/18	(1)
Microsoft Corp, Call	3,500	(796)	85.00	2/16/18	(1,040)
Microsoft Corp, Call	4,000	(853)	87.50	4/20/18	(1,160)
Microsoft Corp, Put	3,500	(456)	77.50	2/16/18	(175)
Microsoft Corp, Put	4,000	(833)	77.50	4/20/18	(392)
Monsanto Co, Put	30	(6)	100.00	4/20/18	(5)
NXP Semiconductors NV, Call	30	(1)	135.00	1/19/18	(0)^
PepsiCo, Inc, Put	20	(6)	105.00	1/19/18	(0)^
Qualcomm, Inc, Call	60	(2)	75.00	1/19/18	(0)^
Qualcomm, Inc, Call	8,900	(264)	72.50	2/16/18	(245)
Qualcomm, Inc, Put	30	(1)	52.50	1/19/18	(0)^
Qualcomm, Inc, Put	30	(1)	60.00	1/26/18	(1)
Qualcomm, Inc, Put	8,900	(749)	60.00	2/16/18	(810)
salesforce.com, Inc, Put	30	(4)	95.00	1/19/18	(0)^
Tronox Ltd, Call	30	(4)	33.00	8/17/18	(4)
Tronox Ltd, Put	50	(1)	12.00	2/16/18	(1)
Tronox Ltd, Put	30	(5)	15.00	8/17/18	(5)
Viacom, Inc, Put	40	(0)^	26.50	1/19/18	(0)^
Wellcare Health Plans Inc, Put	20	(10)	165.00	6/15/18	(7)
Wellcare Health Plans, Inc, Call	20	(7)	240.00	6/15/18	(7)
Zimmer Biomet Holdings, Inc, Put	30	(1)	100.00	1/19/18	(0)^
Total	35,931	$(4,430)			$(4,118)
^	Amount represents less than $1,000.

Bilateral total return swap contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Reference entity	Terms of payment to be paid	Terms of payment to be received	Counterparty	Maturity date	Notional amount	Value	Unrealized appreciation (depreciation )
Custom Basket A*	LIBOR 1M	Total return of Basket A as specified in contract	Goldman Sachs	1/8/18	40,235	40,828	593
Custom Basket B*	Total return of Basket B as specified in contract	LIBOR 1M + 0.450%	Goldman Sachs	1/8/18	43,336	42,499	(837)
GSVIUS71 Index	0.300%	Total return of GSVIUS71 as specified in contract	Goldman Sachs	3/5/18	8,173	8,227	54
Total							(190)
*	Custom Baskets A and B consist of all domestic equity securities.

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	47

Summary of market values by country

CREF Stock Account  ■  December 31, 2017

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$89,449,584	69.5%
TOTAL DOMESTIC	89,449,584	69.5

FOREIGN
ARGENTINA	45,087	0.0
AUSTRALIA	1,454,317	1.1
AUSTRIA	184,394	0.1
BELGIUM	155,201	0.1
BERMUDA	134,568	0.1
BRAZIL	695,342	0.6
CANADA	2,550,998	2.0
CAYMAN ISLANDS	2,945	0.0
CHILE	112,563	0.1
CHINA	2,778,520	2.2
COLOMBIA	45,640	0.0
CYPRUS	68	0.0
CZECH REPUBLIC	24,018	0.0
DENMARK	565,117	0.5
EGYPT	20,022	0.0
FAROE ISLANDS	4,485	0.0
FINLAND	306,368	0.2
FRANCE	2,946,370	2.3
GEORGIA	4,897	0.0
GERMANY	2,610,328	2.0
GHANA	3,053	0.0
GREECE	32,178	0.0
GUERNSEY, C.I.	697	0.0
HONG KONG	951,735	0.8
HUNGARY	33,416	0.0
INDIA	971,737	0.8
INDONESIA	208,910	0.2
IRELAND	346,661	0.3
ISLE OF MAN	2,211	0.0
ISRAEL	172,947	0.1
ITALY	837,770	0.7
JAPAN	6,427,551	5.0
JERSEY, C.I.	9,834	0.0
JORDAN	1,618	0.0
Country	Value (000)	% of total portfolio
KAZAKHSTAN	$2,773	0.0%
KOREA, REPUBLIC OF	1,499,056	1.2
LUXEMBOURG	122,725	0.1
MACAU	9,416	0.0
MALAYSIA	227,714	0.2
MALTA	9,242	0.0
MEXICO	254,559	0.2
MONACO	3,966	0.0
NETHERLANDS	1,383,614	1.1
NEW ZEALAND	71,560	0.1
NORWAY	234,923	0.2
PAKISTAN	8,629	0.0
PANAMA	26,295	0.0
PERU	41,023	0.0
PHILIPPINES	118,272	0.1
POLAND	102,852	0.1
PORTUGAL	47,695	0.0
PUERTO RICO	24,971	0.0
QATAR	34,894	0.0
ROMANIA	8,231	0.0
RUSSIA	293,859	0.2
SINGAPORE	391,068	0.3
SOUTH AFRICA	627,637	0.5
SPAIN	667,493	0.5
SRI LANKA	4,778	0.0
SWEDEN	533,465	0.4
SWITZERLAND	1,980,557	1.6
TAIWAN	1,195,283	0.9
THAILAND	248,584	0.2
TURKEY	136,692	0.1
UNITED ARAB EMIRATES	72,508	0.1
UNITED KINGDOM	4,120,199	3.2
URUGUAY	47,824	0.0
ZAMBIA	21,930	0.0
TOTAL FOREIGN	39,215,853	30.5

TOTAL PORTFOLIO	$128,665,437	100.0%

48	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2017

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
ARGENTINA	$48,761	0.2%
AUSTRALIA	310,268	1.5
AUSTRIA	68,767	0.3
BELGIUM	13,657	0.1
BERMUDA	8,404	0.0
BRAZIL	93,982	0.5
CANADA	610,655	2.9
CHILE	1,887	0.0
CHINA	163,369	0.8
CZECH REPUBLIC	4,389	0.0
DENMARK
1,609,348	Novo Nordisk AS	86,479	0.4
Other	89,964	0.5
176,443	0.9
FINLAND	87,802	0.4
FRANCE	751,351	3.6
GERMANY
470,045	*	Linde AG.	109,779	0.6
Other	483,636	2.3
593,415	2.9
HONG KONG	175,669	0.8
HUNGARY	6,493	0.0
INDIA	91,912	0.4
INDONESIA	974	0.0
IRELAND	161,998	0.8
ISRAEL	5,355	0.0
ITALY	187,196	0.9
JAPAN
1,931,504	Sony Corp	86,691	0.4
1,599,252	Toyota Motor Corp	101,920	0.5
Other	1,409,279	6.8
1,597,890	7.7
JERSEY, C.I.	1,184	0.0
KOREA, REPUBLIC OF	51,532	0.3
LUXEMBOURG	64,062	0.3
MACAU	161	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	49

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2017

Shares		Company	Value (000)	% of net assets
MALAYSIA			$9,198	0.0%
MEXICO			227	0.0
NETHERLANDS
555,621		ASML Holding NV	96,599	0.5
8,683,627		ING Groep NV	159,403	0.8
		Other	254,654	1.2
			510,656	2.5
NEW ZEALAND			9,694	0.0
NORWAY			94,940	0.5
PHILIPPINES			22,645	0.1
POLAND			4,776	0.0
PORTUGAL			13,781	0.1
RUSSIA			12,385	0.1
SINGAPORE			82,760	0.4
SOUTH AFRICA			37,675	0.2
SPAIN			129,845	0.6
SWEDEN			127,938	0.6
SWITZERLAND
302,810		Lonza Group AG.	81,670	0.4
921,774		Nestle S.A.	79,251	0.4
1,416,455		Novartis AG.	119,198	0.6
		Other	257,606	1.2
			537,725	2.6
TAIWAN			52,877	0.3
THAILAND			20,871	0.1
TURKEY			16,730	0.1
UNITED ARAB EMIRATES			4,674	0.0
UNITED KINGDOM
1,379,550		British American Tobacco plc	93,256	0.4
5,661,236		CNH Industrial NV	75,739	0.4
		Other	884,422	4.3
			1,053,417	5.1
UNITED STATES
454,377		3M Co	106,947	0.5
1,986,884		Abbott Laboratories	113,391	0.5
964,189		AbbVie, Inc	93,247	0.4
135,797	*	Alphabet, Inc (Class A)	143,049	0.7
183,937	*	Alphabet, Inc (Class C)	192,472	0.9
235,213	*	Amazon.com, Inc	275,074	1.3
2,526,772		Apple, Inc	427,606	2.1
1,989,211		AT&T, Inc	77,340	0.4

50	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2017

Shares		Company		Value (000)	% of net assets
UNITED STATES—continued
8,114,492		Bank of America Corp		$239,540	1.2%
648,439	*	Berkshire Hathaway, Inc (Class B)		128,534	0.6
309,458		Broadcom Ltd		79,500	0.4
533,579		Caterpillar, Inc		84,081	0.4
1,004,085		Chevron Corp		125,701	0.6
561,618		Cigna Corp		114,059	0.5
4,574,063		Cisco Systems, Inc		175,187	0.8
1,163,778		Citigroup, Inc		86,597	0.4
2,002,059		Coca-Cola Co		91,854	0.4
4,602,619		Comcast Corp (Class A)		184,335	0.9
631,437	*	Concho Resources, Inc		94,854	0.5
1,439,135		DowDuPont, Inc		102,495	0.5
1,129,465		EOG Resources, Inc		121,881	0.6
1,527,387	d	Exxon Mobil Corp		127,751	0.6
1,330,362	*	Facebook, Inc		234,756	1.1
612,394		Home Depot, Inc		116,067	0.6
515,427		Honeywell International, Inc		79,046	0.4
2,516,197		Intel Corp		116,148	0.6
1,436,256		iShares MSCI EAFE Index Fund		100,983	0.5
1,126,972		Johnson & Johnson		157,460	0.8
2,239,659		JPMorgan Chase & Co		239,509	1.1
562,620		McDonald’s Corp		96,838	0.5
3,604,230		Microsoft Corp		308,306	1.5
1,864,755		Oracle Corp		88,166	0.4
1,126,744	*	PayPal Holdings, Inc		82,951	0.4
3,766,561		Pfizer, Inc		136,425	0.7
981,708		Philip Morris International, Inc		103,717	0.5
780,098		Union Pacific Corp		104,611	0.5
492,266		UnitedHealth Group, Inc		108,525	0.5
		Other		7,097,629	34.2
				12,356,632	59.5
URUGUAY				38,627	0.2
ZAMBIA				2,250	0.0
		TOTAL COMMON STOCKS	(Cost $16,325,362)	20,417,899	98.3

RIGHTS / WARRANTS
SPAIN				116	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $116)	116	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				10,108	0.1
TREASURY DEBT
$98,275,000		United States Treasury Bill	1.094%–1.211%, 01/04/18	98,269	0.5
88,000,000		United States Treasury Bill	1.193%, 01/18/18	87,951	0.4
		Other		142,938	0.7
				329,158	1.6

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	51

Summary portfolio of investments	concluded

CREF Global Equities Account  ■  December 31, 2017

Principal	Issuer		Value (000)	% of net assets
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT			$5,000	0.0%
REPURCHASE AGREEMENTS			273,000	1.3
VARIABLE RATE SECURITIES			8,505	0.0
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			286,505	1.3
TOTAL SHORT-TERM INVESTMENTS		(Cost $625,774)	625,771	3.0

TOTAL PORTFOLIO		(Cost $16,951,252)	$21,043,786	101.3
OTHER ASSETS & LIABILITIES, NET			(269,548)	(1.3)
	NET ASSETS		$20,774,238	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/17, the aggregate value of securities on loan is $328,662,000.

At 12/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $183,550,000 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Agreements, 1.30%–1.42% dated 12/28/17–12/29/17 to be repurchased at $273,000,000 on 1/02/18–1/04/18, collateralized by U.S. Government Agency Securities valued at $278,471,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Mini MSCI EAFE Index	302		3/16/18	$30,243	$30,887	$644
S&P 500 E Mini Index	1,604		3/16/18	211,081	214,615	3,534
Total	1,906			$241,324	$245,502	$4,178

52	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector

CREF Global Equities Account  ■  December 31, 2017

Sector	Value (000)	% of net assets
FINANCIALS	$3,873,983	18.7%
INFORMATION TECHNOLOGY	3,670,116	17.7
CONSUMER DISCRETIONARY	2,741,536	13.2
INDUSTRIALS	2,412,595	11.6
HEALTH CARE	2,290,489	11.0
CONSUMER STAPLES	1,539,602	7.4
ENERGY	1,356,127	6.5
MATERIALS	1,310,719	6.3
REAL ESTATE	432,709	2.1
TELECOMMUNICATION SERVICES	395,647	1.9
UTILITIES	394,492	1.9
SHORT-TERM INVESTMENTS	625,771	3.0
OTHER ASSETS & LIABILITES, NET	(269,548)	(1.3)
NET ASSETS	$20,774,238	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	53

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2017

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$292,040	1.1%
BANKS
4,732,950		Bank of America Corp	139,717	0.5
		Other	79,581	0.3
			219,298	0.8
CAPITAL GOODS
897,205		3M Co	211,175	0.8
1,112,527		Boeing Co	328,095	1.3
1,305,815		Honeywell International, Inc	200,260	0.8
833,725		Parker-Hannifin Corp	166,395	0.7
537,884		Roper Industries, Inc	139,312	0.5
		Other	902,883	3.5
			1,948,120	7.6
COMMERCIAL & PROFESSIONAL SERVICES			99,545	0.4
CONSUMER DURABLES & APPAREL			430,799	1.7
CONSUMER SERVICES
1,423,704		Marriott International, Inc (Class A)	193,239	0.8
3,756,322		Starbucks Corp	215,726	0.8
		Other	375,334	1.5
			784,299	3.1
DIVERSIFIED FINANCIALS
1,259,500	e	iShares Russell 1000 Growth Index Fund	169,629	0.7
		Other	719,314	2.8
			888,943	3.5
ENERGY			277,248	1.1
FOOD & STAPLES RETAILING
1,225,234		Wal-Mart Stores, Inc	120,992	0.5
		Other	111,802	0.4
			232,794	0.9
FOOD, BEVERAGE & TOBACCO
1,355,648		Costco Wholesale Corp	252,313	1.0
2,837,926	*	Monster Beverage Corp	179,613	0.7
		Other	431,097	1.7
			863,023	3.4
HEALTH CARE EQUIPMENT & SERVICES
703,465		Cigna Corp	142,867	0.6
668,558	*	Intuitive Surgical, Inc	243,984	0.9
1,597,943		UnitedHealth Group, Inc	352,282	1.4
		Other	645,877	2.5
			1,385,010	5.4

54	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2017

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,466,049		Estee Lauder Cos (Class A)	$186,540	0.7%
		Other	61,174	0.3
			247,714	1.0
INSURANCE			155,982	0.6
MATERIALS
334,349		Sherwin-Williams Co	137,097	0.5
		Other	634,305	2.5
			771,402	3.0
MEDIA
7,164,226		Comcast Corp (Class A)	286,927	1.1
1,124,854		Walt Disney Co	120,933	0.5
		Other	147,321	0.6
			555,181	2.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,134,518		AbbVie, Inc	206,429	0.8
1,265,160	*	Alexion Pharmaceuticals, Inc	151,300	0.6
420,300	*	Biogen Idec, Inc	133,895	0.5
1,937,597		Bristol-Myers Squibb Co	118,736	0.5
1,841,022	*	Celgene Corp	192,129	0.8
739,622	*	Illumina, Inc	161,600	0.6
2,611,660		Zoetis, Inc	188,144	0.7
		Other	829,544	3.2
			1,981,777	7.7
REAL ESTATE			200,044	0.8
RETAILING
921,567	*	Amazon.com, Inc	1,077,745	4.2
2,392,976		Home Depot, Inc	453,541	1.8
653,952	*	NetFlix, Inc	125,532	0.5
1,598,873		TJX Companies, Inc	122,250	0.5
		Other	952,170	3.7
			2,731,238	10.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
5,273,238		Applied Materials, Inc	269,568	1.1
1,483,271		Broadcom Ltd	381,052	1.5
948,860		NVIDIA Corp	183,605	0.7
		Other	341,548	1.3
			1,175,773	4.6
SOFTWARE & SERVICES
2,086,383		Activision Blizzard, Inc	132,110	0.5
1,769,439	*	Adobe Systems, Inc	310,076	1.2
410,748	*	Alphabet, Inc (Class A)	432,682	1.7
883,761	*	Alphabet, Inc (Class C)	924,768	3.6
4,094,844	*	eBay, Inc	154,539	0.6
5,057,402	*	Facebook, Inc	892,429	3.5

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	55

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2017

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES—continued
1,541,782	*	IAC/InterActiveCorp		$188,529	0.7%
2,775,014		Intuit, Inc		437,842	1.7
2,743,490		MasterCard, Inc (Class A)		415,255	1.6
15,045,817		Microsoft Corp		1,287,019	5.0
5,054,500	*	PayPal Holdings, Inc		372,112	1.5
3,495,941	*	salesforce.com, Inc		357,390	1.4
5,341,612		Visa, Inc (Class A)		609,051	2.4
		Other		1,446,045	5.7
				7,959,847	31.1
TECHNOLOGY HARDWARE & EQUIPMENT
7,544,997		Apple, Inc		1,276,840	5.0
		Other		188,737	0.7
				1,465,577	5.7
TELECOMMUNICATION SERVICES				91,544	0.4
TRANSPORTATION
714,853		FedEx Corp		178,385	0.7
2,278,713		Union Pacific Corp		305,575	1.2
		Other		192,443	0.7
				676,403	2.6
UTILITIES				183	0.0
		TOTAL COMMON STOCKS	(Cost $18,292,993)	25,433,784	99.4

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				9,078	0.1
TREASURY DEBT				123,770	0.5

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
234,708,304	c	State Street Navigator Securities Lending Government Money Market Portfolio		234,708	0.9
				234,708	0.9
		TOTAL SHORT-TERM INVESTMENTS	(Cost $367,546)	367,556	1.5

		TOTAL PORTFOLIO	(Cost $18,660,539)	25,801,340	100.9
		OTHER ASSETS & LIABILITIES, NET		(220,305)	(0.9)
		NET ASSETS		$25,581,035	100.0%

56	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account ■ December 31, 2017

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $225,447,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $35,023,000 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	57

Summary portfolio of investments

CREF Equity Index Account  ■  December 31, 2017

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$185,583	0.9%
BANKS
6,879,382		Bank of America Corp	203,080	1.0
1,876,485		Citigroup, Inc	139,629	0.7
2,450,698		JPMorgan Chase & Co	262,078	1.4
3,140,565		Wells Fargo & Co	190,538	1.0
		Other	549,461	2.8
			1,344,786	6.9
CAPITAL GOODS
411,223		3M Co	96,790	0.5
393,913		Boeing Co	116,169	0.6
6,154,149		General Electric Co	107,390	0.6
539,184		Honeywell International, Inc	82,689	0.4
		Other	1,115,420	5.7
			1,518,458	7.8
COMMERCIAL & PROFESSIONAL SERVICES			174,859	0.9
CONSUMER DURABLES & APPAREL			275,564	1.4
CONSUMER SERVICES
566,374		McDonald’s Corp	97,484	0.5
		Other	351,908	1.8
			449,392	2.3
DIVERSIFIED FINANCIALS			779,091	4.0
ENERGY
1,341,045		Chevron Corp	167,885	0.8
3,008,437	d	Exxon Mobil Corp	251,626	1.3
		Other	699,536	3.6
			1,119,047	5.7
FOOD & STAPLES RETAILING
1,018,845		Wal-Mart Stores, Inc	100,611	0.5
		Other	154,881	0.8
			255,492	1.3
FOOD, BEVERAGE & TOBACCO
1,354,690		Altria Group, Inc	96,738	0.5
2,724,282		Coca-Cola Co	124,990	0.7
1,010,205		PepsiCo, Inc	121,144	0.6
1,098,105		Philip Morris International, Inc	116,015	0.6
		Other	397,311	2.0
			856,198	4.4

58	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2017

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
1,196,420		Abbott Laboratories	$68,280	0.4%
962,283		Medtronic plc	77,704	0.4
679,008		UnitedHealth Group, Inc	149,694	0.8
		Other	750,129	3.7
			1,045,807	5.3
HOUSEHOLD & PERSONAL PRODUCTS
1,816,986		Procter & Gamble Co	166,945	0.9
		Other	143,355	0.7
			310,300	1.6
INSURANCE
1,365,511	*	Berkshire Hathaway, Inc (Class B)	270,672	1.4
		Other	549,528	2.8
			820,200	4.2
MATERIALS
1,652,252		DowDuPont, Inc	117,673	0.6
		Other	553,255	2.8
			670,928	3.4
MEDIA
3,292,900		Comcast Corp (Class A)	131,881	0.7
1,095,574		Walt Disney Co	117,785	0.6
		Other	266,556	1.3
			516,222	2.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,126,960		AbbVie, Inc	108,988	0.5
521,244		Amgen, Inc	90,645	0.5
1,163,954		Bristol-Myers Squibb Co	71,327	0.4
1,913,923		Johnson & Johnson	267,413	1.4
4,192,182		Pfizer, Inc	151,841	0.8
1,936,964	*	Schering-Plough Corp	108,993	0.5
		Other	736,362	3.8
			1,535,569	7.9
REAL ESTATE			747,003	3.8
RETAILING
281,953	*	Amazon.com, Inc	329,736	1.7
836,846		Home Depot, Inc	158,607	0.8
		Other	522,769	2.7
			1,011,112	5.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
285,428		Broadcom Ltd	73,326	0.4
3,338,534		Intel Corp	154,107	0.8
401,167		NVIDIA Corp	77,626	0.4
707,335		Texas Instruments, Inc	73,874	0.4
		Other	364,628	1.8
			743,561	3.8

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	59

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2017

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
211,256	*	Alphabet, Inc (Class A)		$222,537	1.1%
214,608	*	Alphabet, Inc (Class C)		224,566	1.2
1,656,330	*	Facebook, Inc		292,276	1.5
600,790		International Business Machines Corp		92,173	0.5
667,120		MasterCard, Inc (Class A)		100,975	0.5
5,322,804		Microsoft Corp		455,313	2.3
2,069,569		Oracle Corp		97,849	0.5
1,291,614		Visa, Inc (Class A)		147,270	0.8
		Other		1,002,303	5.1
				2,635,262	13.5
TECHNOLOGY HARDWARE & EQUIPMENT
3,646,101		Apple, Inc		617,030	3.2
3,517,494		Cisco Systems, Inc		134,720	0.7
		Other		319,134	1.6
				1,070,884	5.5
TELECOMMUNICATION SERVICES
4,364,685		AT&T, Inc		169,699	0.9
2,894,879		Verizon Communications, Inc		153,226	0.8
		Other		45,484	0.2
				368,409	1.9
TRANSPORTATION
558,898		Union Pacific Corp		74,948	0.4
		Other		349,981	1.8
				424,929	2.2
UTILITIES				576,657	3.0
		TOTAL COMMON STOCKS	(Cost $8,789,287)	19,435,313	99.5

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				13	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1)	13	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				13,747	0.1
TREASURY DEBT				56,208	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
298,568,066	c	State Street Navigator Securities Lending Government Money Market Portfolio		298,568	1.5
				298,568	1.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $368,521)	368,523	1.9
		TOTAL PORTFOLIO	(Cost $9,157,809)	19,803,849	101.4
		OTHER ASSETS & LIABILITIES, NET		(269,742)	(1.4)
		NET ASSETS		$19,534,107	100.0%

60	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account ■ December 31, 2017

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/17, the aggregate value of securities on loan is $287,356,000.
Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	74		3/16/18	$5,606	$5,685	$ 79
S&P 500 E Mini Index	347		3/16/18	45,848	46,429	581
S&P Mid-Cap 400 E Mini Index	29		3/16/18	5,448	5,517	69
Total	450			$56,902	$57,631	$729

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	61

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2017

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$2,293	0.0%
CONSUMER DURABLES & APPAREL	903	0.0
CONSUMER SERVICES	3,397	0.0
DIVERSIFIED FINANCIALS	198	0.0
ENERGY	1,886	0.0
FOOD & STAPLES RETAILING	203	0.0
FOOD, BEVERAGE & TOBACCO	3,011	0.0
HEALTH CARE EQUIPMENT & SERVICES	7,535	0.1
MATERIALS	4,410	0.1
MEDIA	5,639	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	125	0.0
REAL ESTATE	1,651	0.0
RETAILING	2,239	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,488	0.0
SOFTWARE & SERVICES	1,519	0.0
TECHNOLOGY HARDWARE & EQUIPMENT	872	0.0
TRANSPORTATION	1,285	0.0
TOTAL BANK LOAN OBLIGATIONS	(Cost $39,079)	38,654	0.3
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	73,636	0.5
BANKS
$50,075,000	Citigroup, Inc	3.200%, 10/21/26	49,670	0.4
40,000,000	Royal Bank of Canada	1.875%, 02/05/20	39,665	0.2
Other	815,856	5.9
905,191	6.5
CAPITAL GOODS	113,599	0.8
COMMERCIAL & PROFESSIONAL SERVICES	71,557	0.5
CONSUMER DURABLES & APPAREL	20,794	0.2
CONSUMER SERVICES	163,748	1.2
DIVERSIFIED FINANCIALS
45,550,000	Wells Fargo & Co	2.625%, 07/22/22	45,299	0.3
Other	486,283	3.5
531,582	3.8
ENERGY	385,768	2.8
FOOD & STAPLES RETAILING	40,849	0.3
FOOD, BEVERAGE & TOBACCO	132,791	1.0

62	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2017

Principal		Issuer		Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES				$113,103	0.8%
HOUSEHOLD & PERSONAL PRODUCTS				21,531	0.2
INSURANCE				176,657	1.3
MATERIALS				182,495	1.4
MEDIA				180,916	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				200,066	1.4
REAL ESTATE				193,930	1.4
RETAILING				84,805	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				30,685	0.2
SOFTWARE & SERVICES				117,032	0.9
TECHNOLOGY HARDWARE & EQUIPMENT				130,061	0.9
TELECOMMUNICATION SERVICES				205,414	1.5
TRANSPORTATION				109,368	0.8
UTILITIES				513,988	3.7
		TOTAL CORPORATE BONDS	(Cost $4,608,466)	4,699,566	34.1
GOVERNMENT BONDS
AGENCY SECURITIES
$35,000,000		Private Export Funding Corp (PEFCO)	4.300%, 12/15/21	37,676	0.3
		Other		166,400	1.1
				204,076	1.4
FOREIGN GOVERNMENT BONDS				741,548	5.4
MORTGAGE BACKED
38,022,291		Federal Home Loan Mortgage Corp (FHLMC)	3.500%, 08/15/43	39,252	0.3
69,130,144		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	71,471	0.5
42,771,835		FGLMC	4.000%, 12/01/45	45,210	0.3
129,894,034		FGLMC	3.500%, 08/01/46	134,260	1.0
57,543,481	h	Federal National Mortgage Association (FNMA)	3.000%, 11/01/32	58,656	0.4
43,382,447		FNMA	3.000%, 02/25/45	43,514	0.3
48,732,726		FNMA	4.000%, 09/01/45	51,421	0.4
44,244,477		FNMA	4.000%, 01/01/46	46,786	0.3
77,223,526		FNMA	3.000%, 11/01/46	77,278	0.6
85,449,579		FNMA	3.000%, 12/01/46	85,510	0.6
98,959,100		FNMA	3.500%, 12/01/46	101,715	0.8
58,330,295	h	FNMA	3.000%, 01/01/47	58,372	0.4
143,757,628		FNMA	3.500%, 01/01/47	147,761	1.1
166,626,426	h	FNMA	4.000%, 09/01/47	174,505	1.3
96,383,610		FNMA	4.500%, 10/01/47	102,667	0.7
745,619,494		FNMA	2.500%–9.000%, 03/01/23–02/25/48	782,119	5.6
74,383,762		Government National Mortgage Association (GNMA)	3.500%, 08/20/47	77,027	0.6
153,841,632	h	GNMA	3.000%, 12/20/47	155,347	1.1
106,980,000	h	GNMA	3.500%, 12/20/47	110,781	0.8
		Other		224,671	1.5
				2,588,323	18.6
MUNICIPAL BONDS				496,878	3.6

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	63

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2017

Principal		Issuer		Value (000)	% of net assets
U.S. TREASURY SECURITIES
$106,186,000		United States Treasury Bond	5.375%, 02/15/31	$141,033	1.0%
65,602,000		United States Treasury Bond	4.500%, 02/15/36	84,396	0.6
38,000,000		United States Treasury Bond	3.500%, 02/15/39	43,363	0.3
56,375,000		United States Treasury Bond	3.625%, 08/15/43	65,729	0.5
35,680,000		United States Treasury Bond	3.000%, 05/15/45	37,430	0.2
81,710,000		United States Treasury Bond	2.875%, 08/15/45	83,705	0.6
102,850,000		United States Treasury Bond	2.500%, 05/15/46	97,725	0.7
72,500,000		United States Treasury Bond	2.750%, 11/15/47	72,537	0.5
120,000,000		United States Treasury Note	0.875%, 05/31/18	119,728	0.9
37,665,000		United States Treasury Note	0.875%, 07/15/18	37,530	0.2
71,675,000		United States Treasury Note	0.750%, 10/31/18	71,083	0.5
43,115,000		United States Treasury Note	1.250%, 05/31/19	42,755	0.3
50,000,000		United States Treasury Note	1.250%, 06/30/19	49,553	0.4
68,575,000		United States Treasury Note	1.375%, 07/31/19	68,052	0.5
48,700,000		United States Treasury Note	1.250%, 08/31/19	48,199	0.4
51,565,000		United States Treasury Note	1.500%, 08/15/20	50,990	0.4
40,110,000		United States Treasury Note	1.375%, 09/15/20	39,534	0.3
83,872,000		United States Treasury Note	8.000%, 11/15/21	102,177	0.7
100,000,000		United States Treasury Note	2.125%, 11/30/24	98,664	0.7
		Other		540,101	4.0
				1,894,284	13.7
		TOTAL GOVERNMENT BONDS	(Cost $5,898,294)	5,925,109	42.7
STRUCTURED ASSETS
ASSET BACKED
39,990,000		CNH Equipment Trust Series - 2017 C (Class A4)	2.360%, 11/15/24	39,773	0.3
64,837,500	g	Domino’s Pizza Master Issuer LLC Series - 2017 1A (Class A2II)	3.082%, 07/25/47	64,126	0.4
40,569,592	g	SpringCastle America Funding LLC Series - 2016 AA (Class A)	3.050%, 04/25/29	40,821	0.3
		Other		1,177,878	8.5
				1,322,598	9.5
OTHER MORTGAGE BACKED
44,000,000	g	DBUBS Mortgage Trust Series - 2011 LC2A (Class A4)	4.537%, 07/10/44	46,336	0.4
42,379,430	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2017 DNA3 (Class M1), LIBOR 1 M + 0.750%	2.302%, 03/25/30	42,543	0.3
55,000,000	g,i	WFRBS Commercial Mortgage Trust Series - 2011 C4 (Class A4)	4.902%, 06/15/44	58,780	0.4
		Other		1,300,282	9.4
				1,447,941	10.5
		TOTAL STRUCTURED ASSETS	(Cost $2,787,539)	2,770,539	20.0
		TOTAL BONDS	(Cost $13,294,299)	13,395,214	96.8

64	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2017

Shares	Company		Value (000)	% of net assets
PREFERRED STOCKS
BANKS			$17,485	0.1%
	TOTAL PREFERRED STOCKS	(Cost $49,941)	17,485	0.1

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			20,285	0.2
TREASURY DEBT
$49,370,000	United States Treasury Bill	1.176%–1.211%, 01/04/18	49,367	0.3
85,300,000	United States Treasury Bill	1.136%–1.168%, 01/11/18	85,275	0.6
105,000,000	United States Treasury Bill	1.121%–1.193%, 01/18/18	104,942	0.8
	Other		11,065	0.1
			250,649	1.8
	TOTAL SHORT-TERM INVESTMENTS	(Cost $270,881)	270,934	2.0

	TOTAL PORTFOLIO	(Cost $13,654,200)	13,722,287	99.2
	OTHER ASSETS & LIABILITIES, NET		118,444	0.8

	NET ASSETS		$13,840,731	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/17, the aggregate value of these securities, including those in “Other,” was $2,442,767,000 or 17.6% of net assets.
h	All or portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	65

Summary portfolio of investments	concluded

CREF Bond Market Account  ■  December 31, 2017

Forward foreign currency contracts outstanding as of December 31, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation )
	$5,709	AUD	7,513	Bank of America	1/31/2018	$(153)
	$24,090	GBP	18,118	Bank of America	1/31/2018	(398)
	$39,688	JPY	4,404,792	Bank of America	1/31/2018	535
	$9,784	KRW	10,675,255	Bank of America	1/31/2018	(223)
	$1,503	NOK	12,473	Bank of America	1/31/2018	(18)
	$277	NZD	400	Bank of America	1/31/2018	(6)
	$953	SGD	1,287	Bank of America	1/31/2018	(9)
	$636	SGD	858	Bank of America	1/31/2018	(6)
	$818	THB	26,584	Bank of America	1/31/2018	1
SEK	12,808		$1,521	Bank of America	1/31/2018	44
EUR	2,391		$2,843	Bank of America	1/31/2018	31
	$985	ZAR	13,650	Bank of America	1/31/2018	(113)
Total						$(315)
	$7,458	CAD	9,544	Morgan Stanley	1/31/2018	$(138)
	$971	EUR	825	Morgan Stanley	1/31/2018	(21)
	$872	EUR	733	Morgan Stanley	1/31/2018	(8)
	$91,211	EUR	76,474	Morgan Stanley	1/31/2018	(721)
	$462	EUR	388	Morgan Stanley	1/31/2018	(5)
	$903	JPY	100,456	Morgan Stanley	1/31/2018	10
	$921	NOK	7,556	Morgan Stanley	1/31/2018	(0)^
	$917	NOK	7,521	Morgan Stanley	1/31/2018	0^
	$1,725	PLN	6,103	Morgan Stanley	1/31/2018	(29)
	$2,154	SEK	17,873	Morgan Stanley	1/31/2018	(29)
KRW	2,698,410		$2,483	Morgan Stanley	1/31/2018	47
GBP	1,411		$1,907	Morgan Stanley	1/31/2018	1
KRW	2,713,726		$2,494	Morgan Stanley	1/31/2018	50
JPY	200,912		$1,795	Morgan Stanley	1/31/2018	(10)
EUR	930		$1,100	Morgan Stanley	1/31/2018	18
Total						$(835)
Total						$(1,150)
^	Amount represents less than $1,000.

Abbreviation(s):

AUD	Australian Dollar	KRW	South Korean Won	SGD	Singapore Dollar
CAD	Canadian Dollar	NOK	Norwegian Krone	THB	Thailand Baht
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	Pound Sterling	PLN	Polish Zloty
JPY	Japanese Yen	SEK	Swedish Krona

66	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments

CREF Inflation-Linked Bond Account  ■  December 31, 2017

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$16,740,000		Montefiore Medical Center	2.895%, 04/20/32	$16,216	0.2%
3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 09/15/20	3,510	0.1
3,000,000		PEFCO	3.250%, 06/15/25	3,149	0.0
5,592,105		Reliance Industries Ltd	2.444%, 01/15/26	5,572	0.1
3,500,000		Ukraine Government AID Bonds	1.847%, 05/29/20	3,485	0.1
15,000,000		Ukraine Government AID Bonds	1.471%, 09/29/21	14,612	0.2
				46,544	0.7
MORTGAGE BACKED
12,942,722		Government National Mortgage Association (GNMA)	3.650%, 02/15/32	13,466	0.2
				13,466	0.2
U.S. TREASURY SECURITIES
92,486,450	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	94,399	1.4
361,076,100	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/19	360,306	5.5
142,096,980	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	146,528	2.2
158,896,724	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	163,085	2.5
470,307,380	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/20	469,436	7.2
250,676,828	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	258,894	3.9
339,342,953	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	349,560	5.3
336,165,480	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/21	334,873	5.1
351,096,352	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	357,956	5.5
355,266,043	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	353,954	5.4
169,891,900	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	168,747	2.6
372,206,080	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	371,845	5.7
314,183,100	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	311,873	4.8
175,420,070	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	176,818	2.7
134,523,610	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	136,947	2.1
106,481,100	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	105,286	1.6
169,753,090	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	168,346	2.6
212,335,059	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	242,097	3.7
91,534,080	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	91,729	1.4
135,474,660	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	137,729	2.1
230,943,310	d,k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	259,922	4.0
131,719,680	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	128,788	2.0
165,936,875	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	164,855	2.5
166,594,392	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	195,035	3.0
53,948,330	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	53,699	0.8
202,988,932	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	228,312	3.5
99,168,977	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	130,204	2.0
181,411,310	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	220,225	3.4
148,681,572	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	202,844	3.1
28,640,000		United States Treasury Note	1.625%, 08/31/22	27,929	0.4
2,500,000		United States Treasury Note	2.000%, 05/31/24	2,453	0.0
40,000,000		United States Treasury Note	2.000%, 06/30/24	39,225	0.6
				6,453,899	98.6
		TOTAL GOVERNMENT BONDS	(Cost $6,300,353)	6,513,909	99.5

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	67

Portfolio of investments	concluded

CREF Inflation-Linked Bond Account  ■  December 31, 2017

			Value	% of net
Principal	Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$12,220,000	Federal Home Loan Bank (FHLB)	1.050%, 01/02/18	$12,220	0.2%
			12,220	0.2
	TOTAL SHORT-TERM INVESTMENTS	(Cost $12,220)	12,220	0.2

	TOTAL PORTFOLIO	(Cost $6,312,573)	6,526,129	99.7
	OTHER ASSETS & LIABILITIES, NET		20,426	0.3
	NET ASSETS		$6,546,555	100.0%

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

	Number of					Unrealized
	long (short	)	Expiration	Notional		appreciation
Description	contracts		date	amount	Value	(depreciation	)
US 10YR NOTE (CBT)	(100)		3/20/18	$(12,442)	$(12,405)	$37

68	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2017

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$2,587	0.0%
MATERIALS	3,325	0.0
MEDIA	8,578	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	9,546	0.1
UTILITIES	21,000	0.1
TOTAL BANK LOAN OBLIGATIONS	(Cost $46,112)	45,036	0.3
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	26,667	0.2
BANKS	384,153	2.8
CAPITAL GOODS	61,463	0.4
COMMERCIAL & PROFESSIONAL SERVICES	6,539	0.0
CONSUMER SERVICES	71,368	0.5
DIVERSIFIED FINANCIALS	130,231	0.9
ENERGY	144,649	1.0
HEALTH CARE EQUIPMENT & SERVICES	32,109	0.2
INSURANCE	54,230	0.4
MATERIALS	96,874	0.7
MEDIA	30,332	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	15,663	0.1
REAL ESTATE	77,052	0.5
TECHNOLOGY HARDWARE & EQUIPMENT	42,651	0.3
TELECOMMUNICATION SERVICES	37,529	0.2
TRANSPORTATION	139,887	1.0
UTILITIES	413,270	2.9
TOTAL CORPORATE BONDS	(Cost $1,731,743)	1,764,667	12.3
GOVERNMENT BONDS
AGENCY SECURITIES
$45,500,000	Iraq Government AID Bond	2.149%, 01/18/22	45,239	0.3
185,025,002	j	Overseas Private Investment
Corp (OPIC)	0.000%–3.938%, 02/11/18–07/31/33	188,090	1.3
Other	315,957	2.2
549,286	3.8
FOREIGN GOVERNMENT BONDS
45,000,000	Inter-American Development Bank	1.185%, 07/09/18	44,701	0.3
46,500,000	International Finance Corp	1.546%, 11/04/21	45,058	0.3
Other	665,181	4.6
754,940	5.2

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	69

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2017

			Value	% of net
Principal	Issuer		(000)	assets
MORTGAGE BACKED
$50,552,258	Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 08/01/46	$52,251	0.4%
53,314,559	Federal National Mortgage Association (FNMA)	3.500%, 01/01/47	54,799	0.4
69,578,330	FNMA	4.000%, 09/01/47	72,868	0.5
546,091,131	FNMA	2.500%–8.000%, 03/01/23–01/01/48	567,426	3.9
65,539,339	Government National Mortgage Association (GNMA)	3.000%, 12/20/47	66,181	0.4
46,000,000	GNMA	3.500%, 12/20/47	47,635	0.3
	Other		196,647	1.4
			1,057,807	7.3
MUNICIPAL BONDS			635,071	4.4
U.S. TREASURY SECURITIES
66,090,000	United States Treasury Bond	2.875%, 11/15/46	67,721	0.5
88,925,000	United States Treasury Bond	3.000%, 05/15/47	93,390	0.7
62,006,500	United States Treasury Note	2.000%, 11/30/22	61,433	0.4
165,274,500	United States Treasury Note	1.125%–2.250%, 01/31/19–11/15/27	162,660	1.1
	Other		39,999	0.3
			425,203	3.0
	TOTAL GOVERNMENT BONDS	(Cost $3,400,286)	3,422,307	23.7
STRUCTURED ASSETS
ASSET BACKED			245,391	1.7
OTHER MORTGAGE BACKED			211,924	1.4
	TOTAL STRUCTURED ASSETS	(Cost $458,553)	457,315	3.1
	TOTAL BONDS	(Cost $5,590,582)	5,644,289	39.1

Shares	Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS			174,968	1.2
BANKS
303,968	PNC Financial Services Group, Inc		43,859	0.3
858,994	US Bancorp		46,025	0.3
	Other		604,347	4.2
			694,231	4.8
CAPITAL GOODS
248,120	3M Co		58,400	0.4
	Other		656,574	4.6
			714,974	5.0
COMMERCIAL & PROFESSIONAL SERVICES			73,639	0.5
CONSUMER DURABLES & APPAREL
735,507	Nike, Inc (Class B)		46,006	0.3
	Other		90,134	0.6
			136,140	0.9

70	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2017

			Value	% of net
Shares		Company	(000)	assets
CONSUMER SERVICES
356,611		McDonald’s Corp	$61,380	0.4%
781,044		Starbucks Corp	44,855	0.3
		Other	101,073	0.7
			207,308	1.4
DIVERSIFIED FINANCIALS
455,176		American Express Co	45,204	0.3
81,465		BlackRock, Inc	41,849	0.3
794,771		Charles Schwab Corp	40,827	0.3
		Other	338,897	2.3
			466,777	3.2
ENERGY			512,010	3.5
FOOD & STAPLES RETAILING			81,394	0.6
FOOD, BEVERAGE & TOBACCO
1,524,979		Coca-Cola Co	69,966	0.5
972,857		Mondelez International, Inc	41,638	0.3
577,381		PepsiCo, Inc	69,240	0.5
		Other	177,305	1.2
			358,149	2.5
HEALTH CARE EQUIPMENT & SERVICES			332,886	2.3
HOUSEHOLD & PERSONAL PRODUCTS
904,627		Procter & Gamble Co	83,117	0.6
		Other	123,561	0.8
			206,678	1.4
INSURANCE			406,628	2.8
MATERIALS			487,669	3.4
MEDIA
460,805		Time Warner, Inc	42,150	0.3
597,950		Walt Disney Co	64,285	0.4
		Other	110,286	0.8
			216,721	1.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
325,587		Amgen, Inc	56,620	0.4
838,806		Bristol-Myers Squibb Co	51,402	0.4
628,247		Gilead Sciences, Inc	45,008	0.3
803,164		Johnson & Johnson	112,218	0.8
1,109,400	*	Schering-Plough Corp	62,426	0.4
		Other	378,855	2.6
			706,529	4.9
REAL ESTATE			327,210	2.3

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	71

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2017

				Value	% of net
Shares		Company		(000)	assets
RETAILING
518,571		Lowe’s Companies, Inc		$48,196	0.3%
240,769	*	NetFlix, Inc		46,218	0.3
26,289	*	Priceline.com, Inc		45,683	0.3
		Other		183,901	1.3
				323,998	2.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,659,333		Intel Corp		76,595	0.5
274,714		NVIDIA Corp		53,157	0.4
511,365		Texas Instruments, Inc		53,407	0.4
		Other		98,618	0.7
				281,777	2.0
SOFTWARE & SERVICES
326,046		Accenture plc		49,914	0.3
75,368	*	Alphabet, Inc (Class A)		79,393	0.6
80,378	*	Alphabet, Inc (Class C)		84,108	0.6
379,056		International Business Machines Corp		58,155	0.4
406,903		MasterCard, Inc (Class A)		61,589	0.4
2,046,286		Microsoft Corp		175,039	1.2
1,200,384		Oracle Corp		56,754	0.4
418,852	*	salesforce.com, Inc		42,819	0.3
		Other		267,863	1.9
				875,634	6.1
TECHNOLOGY HARDWARE & EQUIPMENT
1,835,297		Cisco Systems, Inc		70,292	0.5
		Other		243,768	1.7
				314,060	2.2
TELECOMMUNICATION SERVICES
1,444,494		Verizon Communications, Inc		76,457	0.5
		Other		132,489	0.9
				208,946	1.4
TRANSPORTATION
396,285		Union Pacific Corp		53,142	0.4
371,822		United Parcel Service, Inc (Class B)		44,303	0.3
		Other		156,814	1.1
				254,259	1.8
UTILITIES				241,948	1.7
		TOTAL COMMON STOCKS	(Cost $5,966,012)	8,604,533	59.6

PREFERRED STOCKS
BANKS				24,120	0.2
		TOTAL PREFERRED STOCKS	(Cost $38,865)	24,120	0.2

RIGHTS / WARRANTS
ENERGY				278	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $280)	278	0.0

72	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Social Choice Account  ■  December 31, 2017

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$27,399	0.2%
TREASURY DEBT				18,484	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
162,347,558	c	State Street Navigator Securities Lending Government Money Market Portfolio		162,348	1.1
				162,348	1.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $208,230)	208,231	1.4

		TOTAL PORTFOLIO	(Cost $11,850,081)	14,526,487	100.6
		OTHER ASSETS & LIABILITIES, NET		(93,805)	(0.6)
		NET ASSETS		$14,432,682	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/17, the aggregate value of securities on loan is $156,301,000.

At 12/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,014,678,000 or 7.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	73

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2017

			Value	% of net
Principal	Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$124,205,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%–1.230%, 01/05/18–05/29/18	$123,974	1.3%
411,070,000	Federal Farm Credit Bank (FFCB)	0.010%–1.280%, 01/16/18–06/05/18	410,266	4.4
90,090,000	Federal Home Loan Bank (FHLB)	0.010%–1.145%, 01/03/18	90,085	1.0
82,310,000	FHLB	0.010%–1.075%, 01/05/18	82,300	0.9
84,850,000	FHLB	1.080%–1.105%, 01/08/18	84,832	0.9
122,995,000	FHLB	0.010%–1.090%, 01/10/18	122,961	1.3
120,615,000	FHLB	0.010%–1.120%, 01/12/18	120,574	1.3
72,759,000	FHLB	0.010%–1.100%, 01/17/18	72,723	0.8
90,840,000	FHLB	1.109%–1.160%, 01/19/18	90,789	1.0
70,000,000	FHLB	0.010%, 01/23/18	69,950	0.8
95,100,000	FHLB	1.115%–1.175%, 01/24/18	95,031	1.0
86,263,000	FHLB	0.010%–1.145%, 01/26/18	86,192	0.9
70,000,000	FHLB	0.010%–1.070%, 01/29/18	69,937	0.8
72,480,000	FHLB	0.010%–1.200%, 01/30/18	72,412	0.8
79,900,000	FHLB	0.010%–1.205%, 02/02/18	79,812	0.9
78,700,000	FHLB	0.010%–1.225%, 02/07/18	78,600	0.8
112,600,000	FHLB	0.010%, 02/12/18	112,433	1.2
115,000,000	FHLB	0.010%, 02/13/18	114,825	1.2
149,700,000	FHLB	0.010%–1.095%, 02/16/18	149,464	1.6
93,900,000	FHLB	0.010%–1.220%, 02/20/18	93,734	1.0
109,950,000	FHLB	0.010%, 02/26/18	109,731	1.2
120,800,000	FHLB	0.010%, 02/27/18	120,555	1.3
105,400,000	FHLB	0.010%, 03/16/18	105,118	1.1
72,900,000	FHLB	0.010%–1.175%, 03/28/18	72,676	0.8
817,380,000	FHLB	0.010%–1.265%, 01/02/18–10/19/18	815,548	8.7
71,010,000	Federal Home Loan Mortgage Corp (FHLMC)	1.165%–1.070%, 01/09/18	70,993	0.8
68,187,000	FHLMC	1.080%–1.090%, 01/16/18	68,156	0.7
67,000,000	FHLMC	1.100%, 01/22/18	66,957	0.7
88,650,000	FHLMC	1.125%–1.180%, 01/26/18	88,580	0.9
141,770,000	FHLMC	0.010%–1.220%, 02/05/18	141,614	1.5
123,975,000	FHLMC	1.105%–1.230%, 02/09/18	123,820	1.3
97,110,000	FHLMC	0.010%–1.100%, 02/21/18	96,940	1.0
539,234,000	FHLMC	0.010%–1.305%, 01/12/18–05/04/18	537,923	5.7
68,250,000	Federal National Mortgage Association (FNMA)	0.010%–1.060%, 01/23/18	68,205	0.7
82,000,000	FNMA	0.010%, 02/14/18	81,875	0.9
85,168,000	FNMA	0.010%, 03/07/18	84,968	0.9
911,717,000	FNMA	0.010%–1.215%, 01/03/18–03/13/18	910,686	9.7
	Other		39,984	0.4
			5,825,223	62.2
TREASURY DEBT
99,840,000	United States Cash Management Bill	0.010%–1.047%, 01/02/18	99,837	1.1
143,380,000	United States Treasury Bill	0.010%–1.065%, 01/04/18	143,367	1.5
100,000,000	United States Treasury Bill	0.010%–1.085%, 01/11/18	99,970	1.1
120,000,000	United States Treasury Bill	0.010%–1.120%, 01/18/18	119,939	1.3
140,925,000	United States Treasury Bill	0.010%–1.130%, 01/25/18	140,823	1.5

74	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Money Market Account  ■  December 31, 2017

				Value	% of net
Principal		Issuer		(000)	assets
TREASURY DEBT—continued
$100,315,000		United States Treasury Bill	0.010%–1.180%, 02/01/18	$100,219	1.1%
105,000,000		United States Treasury Bill	0.010%–1.126%, 02/08/18	104,877	1.1
81,357,000		United States Treasury Bill	0.010%–1.175%, 02/22/18	81,217	0.9
81,070,000		United States Treasury Bill	0.010%–1.355%, 07/19/18	80,423	0.8
156,275,000		United States Treasury Bill	0.010–1.342%, 02/15/18–08/16/18	155,596	1.7
100,000,000		United States Treasury Note	0.875%, 01/31/18	99,977	1.1
139,480,000		United States Treasury Note	1.000%, 02/15/18	139,452	1.5
110,000,000		United States Treasury Note	0.750%, 02/28/18	109,926	1.2
100,000,000		United States Treasury Note	1.000%, 03/15/18	99,969	1.1
80,000,000		United States Treasury Note	1.125%, 06/15/18	79,940	0.8
119,840,000		United States Treasury Note	0.625–1.000%, 01/31/18–08/15/18	119,535	1.2
				1,775,067	19.0
VARIABLE RATE SECURITIES
402,500,000	i	Federal Agricultural Mortgage Corp (FAMC), LIBOR 3 M – 0.250% – LIBOR 1 M + 0.060%	1.121%–1.595%, 01/26/18–04/01/19	402,516	4.3
95,000,000	i	Federal Farm Credit Bank (FFCB), LIBOR 1 M – 0.05%	1.441%, 09/17/18	94,993	1.0
836,650,000	i	FFCB, LIBOR 3 M + 0.160%–LIBOR 1 M + 0.150%	1.199%–1.702%, 01/17/18–10/18/19	836,818	9.0
75,000,000	i	Federal Home Loan Bank (FHLB), LIBOR 3 M – 0.150%	1.304%, 02/23/18	75,002	0.8
72,500,000	i	FHLB, LIBOR 3 M – 0.200%	1.154%, 01/18/19	72,502	0.8
158,000,000	i	FHLB, LIBOR 3 M – 0.265%–LIBOR 1 M – 0.040%	1.098%–1.495%, 04/20/18–03/06/19	158,012	1.6
64,500,000	i	Federal National Mortgage Association (FNMA), LIBOR 3 M – 0.03%	1.326%, 01/11/18	64,504	0.7
		Other		50,007	0.5
				1,754,354	18.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $9,354,644)	9,354,644	99.9

		TOTAL PORTFOLIO	(Cost $9,354,644)	9,354,644	99.9
		OTHER ASSETS & LIABILITIES, NET		5,780	0.1
		NET ASSETS		$9,360,424	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	75

Statements of assets and liabilities

College Retirement Equities Fund  ■  December 31, 2017

	(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
ASSETS
	Portfolio investments, at value*†	$128,498,573	$21,043,786	$25,801,340	$19,803,849	$13,722,287	$6,526,129	$14,526,487	$9,354,644
	Affiliated investment, at value‡	166,864	—	—	—	—	—	—	—
	Total portfolio investments, at value	$128,665,437	$21,043,786	$25,801,340	$19,803,849	$13,722,287	$6,526,129	$14,526,487	$9,354,644
	Cash**#§	473,018	60,366	3	247	103,568	107	28,045	237
	Cash – foreign^	13,639	673	—	—	5	—	278	—
	Dividends and interest receivable	150,045	26,453	8,619	21,383	80,365	23,174	49,736	4,098
	Receivable from securities transactions	250,730	19,948	49,256	16,957	13,211	—	1,971	—
	Receivable for delayed delivery securities	7,003	—	—	—	39,870	—	—	—
	Due from affiliates	—	—	—	—	—	—	346	2,305
	Other	10,808	2,104	2,087	1,823	1,813	1,349	1,889	1,702
	Total assets	129,570,680	21,153,330	25,861,305	19,844,259	13,961,119	6,550,759	14,608,752	9,362,986
	LIABILITIES
	Investment management fees payable	2,329	416	155	67	181	75	224	272
	Service agreement fees payable	3,765	567	708	525	231	288	—	409
	Payable for collateral for securities loaned	2,303,587	346,505	234,708	298,568	—	—	162,348	—
	Payable for securities transactions	201,952	19,679	39,443	5,597	—	—	8,843	—
	Payable for delayed delivery securities	6,900	1,838	—	—	116,960	—	3,000	—
	Due to affiliates	128,578	5,594	3,169	3,332	101	2,472	5	—
	Payable for variation margin on open futures contracts	1,121	775	—	266	—	20	—	—
	Written options◊	4,118	—	—	—	—	—	—	—
	Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,150	—	—	—
	Unrealized depreciation on swap contracts	190	—	—	—	—	—	—	—
	Payable for trustee compensation	9,966	2,029	2,087	1,797	1,757	1,349	1,650	1,691
	Other	13,912	1,689	—	—	8	—	—	190
	Total liabilities	2,676,418	379,092	280,270	310,152	120,388	4,204	176,070	2,562
	NET ASSETS	$126,894,262	$20,774,238	$25,581,035	$19,534,107	$13,840,731	$6,546,555	$14,432,682	$9,360,424
CLASS R1 (Accumulation):	Net assets	$15,853,194	$3,680,871	$4,840,671	$3,911,866	$2,208,668	$1,041,252	$2,426,264	$1,842,404
	Units outstanding	32,788	20,485	26,302	17,944	18,153	15,143	10,360	71,976
	Unit value	$483.51	$179.69	$184.04	$218.01	$121.67	$68.76	$234.20	$25.60
CLASS R2 (Accumulation):	Net assets	38,158,918	7,131,349	8,788,390	6,707,772	4,818,049	2,095,766	5,082,180	2,837,523
	Units outstanding	78,343	39,398	47,403	30,544	39,311	30,257	21,542	110,574
	Unit value	$487.08	$181.01	$185.40	$219.61	$122.56	$69.27	$235.92	$25.66
CLASS R3 (Accumulation):	Net assets	60,531,026	9,557,503	11,524,360	8,485,801	6,526,889	3,214,250	6,546,939	4,538,595
	Units outstanding	123,964	52,670	62,006	38,545	53,119	46,290	27,683	176,632
	Unit value	$488.30	$181.46	$185.86	$220.15	$122.87	$69.44	$236.50	$25.70
ANNUITY:	Net assets	$12,351,124	$404,515	$427,614	$428,668	$287,125	$195,287	$377,299	$141,902
	* Includes securities loaned of	$2,187,949	$328,662	$225,447	$287,356	$—	$—	$156,301	$—
	** Includes cash collateral for securities loaned of	$29,690	$336	$—	$—	$—	$—	$—	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,549	$—
	§ Includes cash collateral for open futures contracts of	$—	$—	$—	$—	$—	$105	$—	$—
	† Portfolio investments; unaffiliated issuers cost	$105,828,438	$16,951,252	$18,660,539	$9,157,809	$13,654,200	$6,312,573	$11,850,081	$9,354,644
	‡ Portfolio investments; affiliated issuers cost	$175,578	$—	$—	$—	$—	$—	$—	$—
	^ Foreign cash, cost	$13,593	$673	$—	$—	$5	$—	$278	$—
	◊ Written options premiums	$4,430	$—	$—	$—	$—	$—	$—	$—

76	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	77

Statements of operations

College Retirement Equities Fund  ■  For the year ended December 31, 2017

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$2,399,830	$392,695	$258,096	$353,008	$—	$—	$191,243	$—
Affiliated issuers	1,854	—	—	—	—	—	—	—
Income from securities lending	46,807	6,143	1,709	4,237	—	—	2,263	—
Interest	6,091	2,264	1,366	266	400,706	169,043	163,484	87,284
Other	903	7	—	158	466	—	584	—
Total income	2,455,485	401,109	261,171	357,669	401,172	169,043	357,574	87,284
EXPENSES
Investment management fees	126,379	27,354	11,811	3,344	11,891	1,892	7,449	2,087
Administrative — Class R1	58,755	13,465	17,256	14,453	8,536	4,206	9,200	7,554
Administrative — Class R2	75,350	13,887	16,749	13,260	9,867	4,418	10,281	6,189
Administrative — Class R3	101,764	13,667	16,068	12,390	9,926	5,109	9,839	7,239
Distribution fees — Class R1	23,260	5,330	6,825	5,720	3,385	1,670	3,645	3,002
Distribution fees — Class R2	27,340	5,038	6,078	4,812	3,576	1,602	3,729	2,237
Distribution fees — Class R3	40,607	5,448	6,397	4,940	3,966	2,043	3,927	2,904
Mortality and expense risk charges	6,022	970	1,169	925	684	334	699	492
Total expenses	459,477	85,159	82,353	59,844	51,831	21,274	48,769	31,704
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	137
Plus: Recovery of expenses previously withheld by TIAA	—	—	—	—	—	—	—	13,929
Net expenses	459,477	85,159	82,353	59,844	51,831	21,274	48,769	45,496
Net investment income (loss)	1,996,008	315,950	178,818	297,825	349,341	147,769	308,805	41,788
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	10,231,719	1,137,120	1,965,132	797,684	51,339	18,938	552,954	(3)
Affiliated issuers	5,494	—	—	—	—	—	—	—
Futures contracts	37,252	28,322	16,459	4,279	—	59	—	—
Purchased options	6,036	—	—	—	—	—	—	—
Written options	65	—	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	(11,763)	—	—	—
Swap contracts	(2,729)	—	—	—	—	—	—	—
Foreign currency transactions	(4,101)	345	(311)	1	133	—	104	—
Net realized gain (loss) on total investments	10,273,736	1,165,787	1,981,280	801,964	39,709	18,997	553,058	(3)
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	12,940,083	2,788,588	4,220,924	2,383,545	153,915	(49,832)	989,124	—
Affiliated issuers	(8,714)	—	—	—	—	—	—	—
Futures contracts	3,856	4,247	481	729	—	37	—	—
Purchased options	(514)	—	—	—	—	—	—	—
Written options	234	—	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	(3,260)	—	—	—
Swap contracts	(560)	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	4,493	1,265	20	—	79	—	448	—
Net change in unrealized appreciation (depreciation) on total investments	12,938,878	2,794,100	4,221,425	2,384,274	150,734	(49,795)	989,572	—
Net realized and unrealized gain (loss) on total investments	23,212,614	3,959,887	6,202,705	3,186,238	190,443	(30,798)	1,542,630	(3)
Net increase (decrease) in net assets from operations	$25,208,622	$4,275,837	$6,381,523	$3,484,063	$539,784	$116,971	$1,851,435	$41,785
* Net of foreign withholding taxes of unaffiliated issuers	$102,134	$19,760	$262	$43	$40	$—	$7,281	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$(11,532)	$(443)	$—	$—	$13	$—	$—	$—

78	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	79

Statements of changes in net assets

College Retirement Equities Fund  ■  For the year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

OPERATIONS
Net investment income (loss)		$1,996,008	$2,094,241	$315,950	$336,255	$178,818	$194,504
Net realized gain (loss) on total investments		10,273,736	1,376,670	1,165,787	483,626	1,981,280	1,818,486
Net change in unrealized appreciation (depreciation) on total investments		12,938,878	6,185,252	2,794,100	50,721	4,221,425	(1,450,104)
Net increase (decrease) in net assets from operations		25,208,622	9,656,163	4,275,837	870,602	6,381,523	562,886

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	562,937	635,256	167,345	183,121	269,213	235,407
	Class R2	1,096,517	1,145,808	251,551	276,429	383,624	308,893
	Class R3	1,796,500	1,896,368	399,103	407,233	477,167	424,934
Net transfers between CREF Accounts:	Class R1	(157,164)	(131,886)	(11,609)	(19,640)	(23,121)	(66,393)
	Class R2	(369,898)	(455,093)	(26,675)	(96,443)	(65,068)	(130,566)
	Class R3	(242,297)	(392,230)	29,658	(40,698)	13,161	(150,715)
Withdrawals and death benefits:	Class R1	(1,838,633)	(1,648,601)	(456,836)	(391,545)	(542,934)	(495,802)
	Class R2	(4,132,496)	(3,561,982)	(786,449)	(691,189)	(897,313)	(794,556)
	Class R3	(6,731,436)	(5,798,474)	(1,145,370)	(968,069)	(1,250,681)	(1,120,732)
Annuity payments:		(1,363,308)	(1,328,572)	(36,450)	(34,018)	(36,769)	(33,268)
Net increase (decrease) from participant transactions		(11,379,278)	(9,639,406)	(1,615,732)	(1,374,819)	(1,672,721)	(1,822,798)

Net increase (decrease) in net assets		13,829,344	16,757	2,660,105	(504,217)	4,708,802	(1,259,912)

NET ASSETS
Beginning of period		113,064,918	113,048,161	18,114,133	18,618,350	20,872,233	22,132,145
End of period		$126,894,262	$113,064,918	$20,774,238	$18,114,133	$25,581,035	$20,872,233

ACCUMULATION UNITS:
Units purchased:	Class R1	1,287,244	1,724,625	1,036,261	1,342,318	1,653,539	1,745,905
	Class R2	2,487,252	3,112,380	1,542,146	2,023,095	2,356,504	2,294,773
	Class R3	3,662,867	4,683,709	2,298,296	2,844,698	2,752,948	2,996,751
Units sold/transferred:	Class R1	(4,559,634)	(4,826,099)	(2,911,570)	(2,987,366)	(3,488,438)	(4,158,917)
	Class R2	(10,225,025)	(10,849,766)	(5,022,346)	(5,699,626)	(5,914,089)	(6,806,195)
	Class R3	(15,744,720)	(16,588,638)	(6,880,321)	(7,240,863)	(7,591,087)	(9,345,028)

Outstanding:
Beginning of period		258,187,383	280,931,172	122,490,137	132,207,881	145,941,362	159,214,073
End of period		235,095,367	258,187,383	112,552,603	122,490,137	135,710,739	145,941,362

80	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	81

Statements of changes in net assets	continued

College Retirement Equities Fund ■ For the year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

OPERATIONS
Net investment income (loss)		$297,825	$300,069	$349,341	$325,888	$147,769	$123,413
Net realized gain (loss) on total investments		801,964	461,331	39,709	118,065	18,997	42,359
Net change in unrealized appreciation (depreciation) on total investments		2,384,274	1,180,082	150,734	3,509	(49,795)	108,697
Net increase (decrease) in net assets from operations		3,484,063	1,941,482	539,784	447,462	116,971	274,469

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	236,397	238,666	155,840	175,178	69,648	85,084
	Class R2	308,385	315,730	327,534	334,752	154,467	164,794
	Class R3	372,915	388,623	487,490	522,481	256,823	263,574
Net transfers between CREF Accounts:	Class R1	(12,562)	52,601	109,837	97,428	11,522	16,088
	Class R2	(66,983)	35,755	239,495	190,097	67,789	43,026
	Class R3	62,438	192,967	341,833	321,658	112,192	117,987
Withdrawals and death benefits:	Class R1	(501,867)	(430,882)	(312,433)	(313,085)	(162,852)	(164,459)
	Class R2	(768,991)	(655,413)	(608,059)	(606,340)	(286,394)	(289,692)
	Class R3	(1,007,528)	(890,824)	(911,805)	(904,443)	(478,592)	(459,118)
Annuity payments:		(39,262)	(33,505)	(27,849)	(27,202)	(19,915)	(20,223)
Net increase (decrease) from participant transactions		(1,417,058)	(786,282)	(198,117)	(209,476)	(275,312)	(242,939)

Net increase (decrease) in net assets		2,067,005	1,155,200	341,667	237,986	(158,341)	31,530

NET ASSETS
Beginning of period		17,467,102	16,311,902	13,499,064	13,261,078	6,704,896	6,673,366
End of period		$19,534,107	$17,467,102	$13,840,731	$13,499,064	$6,546,555	$6,704,896

ACCUMULATION UNITS:
Units purchased:	Class R1	1,197,768	1,429,650	1,300,109	1,484,557	1,018,589	1,256,448
	Class R2	1,551,881	1,884,270	2,713,650	2,829,461	2,245,476	2,427,433
	Class R3	1,735,236	2,199,019	3,841,293	4,230,382	3,586,822	3,724,684
Units sold/transferred:	Class R1	(2,592,555)	(2,273,190)	(1,694,376)	(1,829,119)	(2,212,715)	(2,192,745)
	Class R2	(4,186,789)	(3,716,985)	(3,062,047)	(3,518,943)	(3,176,740)	(3,637,308)
	Class R3	(4,742,130)	(4,243,582)	(4,702,871)	(4,932,066)	(5,279,162)	(5,000,157)

Outstanding:
Beginning of period		94,069,307	98,790,125	112,186,899	113,922,627	95,508,174	98,929,819
End of period		87,032,718	94,069,307	110,582,657	112,186,899	91,690,444	95,508,174

82	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	83

Statements of changes in net assets	concluded

College Retirement Equities Fund ■ For the year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

OPERATIONS
Net investment income (loss)		$308,805	$308,142	$41,788	$9,408
Net realized gain (loss) on total investments		553,058	662,333	(3)	3
Net change in unrealized appreciation (depreciation) on total investments		989,572	(28,612)	—	—
Net increase (decrease) in net assets from operations		1,851,435	941,863	41,785	9,411

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	119,019	117,728	840,606	1,162,493
	Class R2	225,417	247,236	753,090	1,248,675
	Class R3	293,384	316,408	1,286,365	1,833,038
Net transfers between CREF Accounts:	Class R1	(14,789)	(26,303)	(81,617)	(11,179)
	Class R2	(51,616)	(76,257)	11,156	161,745
	Class R3	71,683	31,523	52,635	336,528
Withdrawals and death benefits:	Class R1	(271,321)	(248,429)	(1,066,634)	(1,230,543)
	Class R2	(530,080)	(470,771)	(1,245,857)	(1,613,510)
	Class R3	(716,951)	(663,221)	(2,065,474)	(2,450,296)
Annuity payments:		(34,518)	(32,710)	(16,521)	(20,235)
Net increase (decrease) from participant transactions		(909,772)	(804,796)	(1,532,251)	(583,284)

Net increase (decrease) in net assets		941,663	137,067	(1,490,466)	(573,873)

NET ASSETS
Beginning of period		13,491,019	13,353,952	10,850,890	11,424,763
End of period		$14,432,682	$13,491,019	$9,360,424	$10,850,890

ACCUMULATION UNITS:
Units purchased:	Class R1	541,328	595,633	32,902,182	45,527,588
	Class R2	1,019,875	1,245,129	29,428,852	48,893,276
	Class R3	1,229,882	1,485,381	49,905,789	71,250,130
Units sold/transferred:	Class R1	(1,302,201)	(1,387,415)	(44,947,545)	(48,630,542)
	Class R2	(2,631,542)	(2,756,896)	(48,263,532)	(56,844,425)
	Class R3	(2,916,334)	(3,166,545)	(77,878,520)	(81,988,055)

Outstanding:
Beginning of period		63,643,797	67,628,510	418,035,180	439,827,208
End of period		59,584,805	63,643,797	359,182,406	418,035,180

84	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	85

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Accumulation
	For the year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

STOCK ACCOUNT
Class R1:	12/31/17		$8.937		$2.869		$6.068		$ 84.379	$ 90.447	$393.060	$483.507	23.01%	0.65%		1.38%		48%	33		$ 15,853
	12/31/16		8.586		2.727		5.859		25.797	31.656	361.404	393.060	8.76	0.74		1.59		56	36		14,174
	12/31/15	[h]	8.076		2.108		5.968		(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52	39		14,153
	12/31/14		7.897		1.620		6.277		15.744	22.021	343.410	365.431	6.41	0.46		1.77		58	306		111,823
	12/31/13		6.581		1.476		5.105		69.661	74.766	268.644	343.410	27.83	0.48		1.68		59	330		113,325
Class R2:	12/31/17		8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39		1.64		48	78		38,159
	12/31/16		8.610		1.724		6.866		25.913	32.799	362.129	394.928	9.06	0.47		1.87		56	86		33,996
	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52	94		33,974
Class R3:	12/31/17		9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32		1.72		48	124		60,531
	12/31/16		8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36		1.97		56	136		53,821
	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52	148		53,614

GLOBAL EQUITIES ACCOUNT
Class R1:	12/31/17		3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69		1.38		36	20		3,681
	12/31/16		3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75		1.60		78	22		3,230
	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49	24		3,312
	12/31/14		3.394		0.623		2.771		2.779	5.550	133.243	138.793	4.17	0.46		2.04		59	136		18,808
	12/31/13		2.590		0.616		1.974		26.579	28.553	104.690	133.243	27.27	0.52		1.67		63	141		18,770
Class R2:	12/31/17		3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43		1.64		36	39		7,131
	12/31/16		3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48		1.87		78	43		6,224
	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49	47		6,435
Class R3:	12/31/17		3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35		1.71		36	53		9,558
	12/31/16		3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37		1.98		78	57		8,324
	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52)[c]	0.38	[d]	1.70	[d]	49	62		8,527

GROWTH ACCOUNT
Class R1:	12/31/17		1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60		0.52		48	26		4,841
	12/31/16		1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53	0.67		0.65		64	28		3,941
	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19	0.51		0.73		47	31		4,174
	12/31/14		1.501		0.482		1.019		14.445	15.464	113.204	128.668	13.66	0.41		0.86		57	164		21,048
	12/31/13		1.288		0.450		0.838		28.513	29.351	83.853	113.204	35.00	0.46		0.86		63	169		19,129
Class R2:	12/31/17		1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34		0.78		48	47		8,788
	12/31/16		1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81	0.39		0.93		64	51		7,172
	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91)[c]	0.41	[d]	0.79	[d]	47	55		7,594
Class R3:	12/31/17		1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26		0.86		48	62		11,524
	12/31/16		1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92	0.29		1.03		64	67		9,424
	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84)[c]	0.31	[d]	0.89	[d]	47	73		10,027

86	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	87

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Portfolio	Accumulation
	For the year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate	turnover rate excluding mortgage dollar rolls	units outstanding at end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

EQUITY INDEX ACCOUNT
Class R1:	12/31/17		$ 3.836		$1.126		$ 2.710		$34.271	$36.981	$181.024	$218.005	20.43%	0.57%		1.37%		4%	4%	18		$ 3,912
	12/31/16		3.648		1.044		2.604		16.892	19.496	161.528	181.024	12.07	0.63		1.56		4	4	19		3,501
	12/31/15	[h]	3.254		0.765		2.489		(2.523)	(0.034)	161.562	161.528	(0.02)	0.47		1.52		5	5	20		3,260
	12/31/14		2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17	0.37		1.58		4	4	104		16,841
	12/31/13		2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99	0.42		1.59		5	5	108		15,563
Class R2:	12/31/17		3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31		1.63		4	4	31		6,708
	12/31/16		3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38	0.35		1.84		4	4	33		6,035
	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	(3.66)[c]	0.37	[d]	1.81	[d]	5	5	35		5,667
Class R3:	12/31/17		3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23		1.71		4	4	39		8,486
	12/31/16		3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49	0.25		1.94		4	4	42		7,570
	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	(3.60)[c]	0.27	[d]	1.90	[d]	5	5	44		7,061

BOND MARKET ACCOUNT
Class R1:	12/31/17		3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64		2.30		140	96	18		2,209
	12/31/16		3.430		0.827		2.603		0.897	3.500	113.749	117.249	3.08	0.70		2.21		240	131	19		2,175
	12/31/15	[h]	3.015		0.637		2.378		(2.100)	0.278	113.471	113.749	0.25	0.56		2.07		293	123	19		2,149
	12/31/14		2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52	0.44		1.95		290	89	117		13,254
	12/31/13		2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)	0.45		1.85		363	105	119		12,814
Class R2:	12/31/17		3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38		2.56		140	96	39		4,818
	12/31/16		3.442		0.506		2.936		0.892	3.828	113.974	117.802	3.36	0.43		2.48		240	131	40		4,672
	12/31/15	[g]	2.181		0.369		1.812		(3.573)	(1.761)	115.735	113.974	(1.52)[c]	0.47	[d]	2.31	[d]	293	123	40		4,599
Class R3:	12/31/17		3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30		2.63		140	96	53		6,527
	12/31/16		3.446		0.385		3.061		0.891	3.952	114.052	118.004	3.47	0.32		2.58		240	131	54		6,370
	12/31/15	[g]	2.182		0.292		1.890		(3.573)	(1.683)	115.735	114.052	(1.45)[c]	0.37	[d]	2.41	[d]	293	123	55		6,237

INFLATION-LINKED BOND ACCOUNT
Class R1:	12/31/17		1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58		1.95		18	18	15		1,041
	12/31/16		1.465		0.433		1.032		1.474	2.506	65.234	67.740	3.84	0.64		1.52		23	23	16		1,107
	12/31/15	[h]	(0.930)		0.324		(1.254)		(0.034)	(1.288)	66.522	65.234	(1.94)	0.48		(1.87)		6	6	17		1,127
	12/31/14		1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32	0.39		1.97		9	9	107		7,143
	12/31/13		1.207		0.301		0.906		(7.289)	(6.383)	70.765	64.382	(9.02)	0.45		1.34		13	13	115		7,404
Class R2:	12/31/17		1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32		2.22		18	18	30		2,096
	12/31/16		1.471		0.249		1.222		1.475	2.697	65.362	68.059	4.13	0.37		1.80		23	23	31		2,123
	12/31/15	[g]	1.272		0.185		1.087		(3.973)	(2.886)	68.248	65.362	(4.23)[c]	0.41	[d]	2.38	[d]	6	6	32		2,118
Class R3:	12/31/17		1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24		2.29		18	18	46		3,214
	12/31/16		1.480		0.179		1.301		1.468	2.769	65.407	68.176	4.23	0.26		1.91		23	23	48		3,271
	12/31/15	[g]	1.274		0.140		1.134		(3.975)	(2.841)	68.248	65.407	(4.16)[c]	0.31	[d]	2.48	[d]	6	6	49		3,222

88	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	89

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Portfolio	Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net			turnover rate	units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio	excluding	outstanding		fund net
	year ended		Investment income	[a]	Expenses	[a]	income (loss	)[a]	on total investments	accumulation unit value	beginning of period	end of period	Total return [b]	Gross expenses		income (loss	)	turnover rate	mortgage dollar rolls	end of period (in millions	)	assets (in millions	)[i]

SOCIAL CHOICE ACCOUNT
Class R1:	12/31/17		$5.627		$1.327		$4.300		$ 24.249	$28.549	$205.646	$234.195	13.88%	0.60%		1.95%		53%	37%	10		$ 2,426
	12/31/16		5.437		1.336		4.101		9.343	13.444	192.202	205.646	7.00	0.68		2.07		93	50	11		2,287
	12/31/15	[h]	4.618		1.017		3.601		(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115	57	12		2,290
	12/31/14		4.446		0.773		3.673		8.760	12.433	181.963	194.396	6.83	0.41		1.95		120	52	72		14,017
	12/31/13		3.804		0.757		3.047		22.950	25.997	155.966	181.963	16.67	0.45		1.79		133	46	72		13,016
Class R2:	12/31/17		5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34		2.21		53	37	22		5,082
	12/31/16		5.456		0.799		4.657		9.377	14.034	192.583	206.617	7.29	0.40		2.35		93	50	23		4,784
	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115	57	25		4,750
Class R3:	12/31/17		5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26		2.29		53	37	28		6,547
	12/31/16		5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30		2.45		93	50	29		6,078
	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115	57	31		5,984

			Selected per accumulation unit data													Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized							Ratios to average net assets						Accumulation
	For the year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments	)	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses		Expenses net of TIAA withholding		Net investment income (loss	)	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

MONEY MARKET ACCOUNT
Class R1:	12/31/17		$0.227		$0.165		$0.062		$0.000		$0.062	$25.534	$25.596	0.25%		0.57%		0.64%		0.32%		72		$ 1,842
	12/31/16		0.111		0.111		0.000		0.000		0.000	25.534	25.534	0.00		0.64		0.43		0.00		84		2,145
	12/31/15	[h]	0.036		0.036		0.000		0.000		0.000	25.534	25.534	0.00		0.50		0.14		0.00		87		2,225
	12/31/14		0.029		0.029		0.000		0.000		0.000	25.534	25.534	0.00		0.39		0.11		0.00		441		11,261
	12/31/13		0.036		0.036		0.000		0.000		0.000	25.534	25.534	0.00		0.41		0.14		0.00		461		11,774
Class R2:	12/31/17		0.227		0.116		0.111		0.002		0.113	25.549	25.662	0.44		0.31		0.45		0.58		111		2,838
	12/31/16		0.111		0.096		0.015		0.000		0.015	25.534	25.549	0.06		0.36		0.37		0.08		129		3,306
	12/31/15	[g]	0.030		0.030		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	12/31/17		0.228		0.102		0.126		0.002		0.128	25.567	25.695	0.50		0.23		0.40		0.66		177		4,539
	12/31/16		0.111		0.078		0.033		0.000		0.033	25.534	25.567	0.13		0.26		0.30		0.17		205		5,231
	12/31/15	[g]	0.030		0.030		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.

90	2017 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Annual Report	91

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the

92	2017 Annual Report ■ College Retirement Equities Fund

annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The

College Retirement Equities Fund ■ 2017 Annual Report	93

Notes to financial statements

Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. The Accounts adopted this accounting pronouncement for this annual report. The adoption did not have a material impact on the Accounts’ financial statements and notes disclosures.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Accounts to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Accounts’ various filings. On August 1, 2017, the Accounts implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments, Note 3, and Note 4 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

94	2017 Annual Report ■ College Retirement Equities Fund

continued

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Accounts’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of December 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date

College Retirement Equities Fund ■ 2017 Annual Report	95

Notes to financial statements

of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

96	2017 Annual Report ■ College Retirement Equities Fund

continued

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2017, there were no material transfers between levels by the Accounts.

As of December 31, 2017, 100% of the value of investments in the Inflation-Linked Bond Account and Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of December 31, 2017, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$11,182,449	$4,930,249	$351	$16,113,049
Consumer staples	6,243,274	3,303,858	7	9,547,139
Energy	5,594,431	2,125,623	1,107	7,721,161
Financials	13,395,568	8,081,571	605	21,477,744
Health care	11,522,343	2,772,153	229	14,294,725
Industrials	9,939,781	4,536,025	717	14,476,523
Information technology	21,190,902	4,043,382	211	25,234,495
Materials	3,312,369	3,345,854	3,175	6,661,398
Real estate	2,768,995	1,666,730	7,759	4,443,484
Telecommunication services	1,380,757	1,314,442	13	2,695,212
Utilities	2,320,879	1,005,314	—	3,326,193
Government bonds	—	295	—	295
Equity-linked notes	—	7,071	—	7,071
Short-term investments	—	2,665,054	—	2,665,054
Purchased options**	1,894	—	—	1,894
Written options**	(4,118)	—	—	(4,118)
Futures contracts**	2,304	—	—	2,304
Swaps contracts**	—	(190)	—	(190)
Total	$88,851,828	$39,797,431	$14,174	$128,663,433

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Notes to financial statements

Account	Level 1	Level 2	Level 3	Total
Global Equities
Equity investments:
Asia	$—	$1,597,890	$—	$1,597,890
Australasia	26,480	283,785	3	310,268
Europe	52,190	3,581,570	—	3,633,760
Latin America	—	—	—	—
North America	12,369,271	598,016	—	12,967,287
All other equity investments*	256,863	1,651,928	19	1,908,810
Short-term investments	—	625,771	—	625,771
Futures contracts**	4,178	—	—	4,178
Total	$12,708,982	$8,338,960	$22	$21,047,964
Growth
Equity investments:
Consumer discretionary	$4,585,022	$208,535	$—	$4,793,557
Consumer staples	1,288,346	55,185	—	1,343,531
Health care	3,183,412	183,375	—	3,366,787
Information technology	10,436,201	164,996	—	10,601,197
All other equity investments*	5,328,712	—	—	5,328,712
Short-term investments	234,708	132,848	—	367,556
Total	$25,056,401	$744,939	$—	$25,801,340
Equity Index
Equity investments:
Consumer discretionary	$2,437,866	$7	$—	$2,437,873
Financials	2,944,065	12	—	2,944,077
Health care	2,581,376	—	13	2,581,389
Industrials	2,118,127	—	119	2,118,246
All other equity investments *	9,353,741	—	—	9,353,741
Short-term investments	298,568	69,955	—	368,523
Futures contracts**	729	—	—	729
Total	$19,734,472	$69,974	$132	$19,804,578
Bond Market
Bank loan obligations	$—	$38,654	$—	$38,654
Corporate bonds	—	4,697,676	1,890	4,699,566
Government bonds	—	5,925,109	—	5,925,109
Structured assets	—	2,760,384	10,155	2,770,539
Preferred stocks	17,485	—	—	17,485
Short-term investments	—	270,934	—	270,934
Forward foreign currency contracts**	—	(1,150)	—	(1,150)
Total	$17,485	$13,691,607	$12,045	$13,721,137

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continued

Account	Level 1	Level 2	Level 3	Total
Social Choice
Equity investments:
Consumer discretionary	$743,792	$315,343	$—	$1,059,135
Consumer staples	425,337	220,884	—	646,221
Energy	350,170	162,118	—	512,288
Financials	973,776	617,980	—	1,591,756
Health care	790,829	248,586	—	1,039,415
Industrials	712,986	329,886	—	1,042,872
Information technology	1,321,782	149,689	—	1,471,471
Materials	246,314	241,355	—	487,669
Real estate	238,034	89,176	—	327,210
Telecommunication services	100,230	108,716	—	208,946
Utilities	148,479	93,469	—	241,948
Bank loan obligations	—	31,895	13,141	45,036
Corporate bonds	—	1,752,000	12,667	1,764,667
Government bonds	—	3,398,642	23,665	3,422,307
Structured assets	—	398,239	59,076	457,315
Short-term investments	162,348	45,883	—	208,231
Total	$6,214,077	$8,203,861	$108,549	$14,526,487

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At December 31, 2017, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows (dollar amounts are in thousands):

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Notes to financial statements

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount
Stock Account
Equity contracts	Futures contracts*	$2,304	Written options	$(4,118)
Equity contracts	Portfolio investments	1,894	Swap contracts	(190)
Global Equities Account
Equity contracts	Futures contracts*	4,178
Equity Index Account
Equity contracts	Futures contracts*	729
Bond Market Account
Foreign exchange contracts			Forward foreign currency contracts	(1,150)
Inflation-Linked Bond Account
Interest-rate contracts			Futures contracts*	37

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended December 31, 2017, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

			Change in
			unrealized
		Realized	appreciation
Derivative contract	Location	gain (loss )	(depreciation)
Stock Account
Equity contracts	Futures contracts	$37,252	$3,856
Equity contracts	Purchased options	6,036	(514)
Equity contracts	Written options	65	234
Equity contracts	Swap contracts	(2,729)	(560)
Global Equities Account
Equity contracts	Futures contracts	28,322	4,247
Growth Account
Equity contracts	Futures contracts	16,459	481
Equity Index Account
Equity contracts	Futures contracts	4,279	729
Bond Market Account
Foreign-exchange contracts	Forward foreign currency contracts	(11,763)	(3,260)
Inflation-Linked Bond Account
Equity contracts	Futures contracts	59	37

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain

100	2017 Annual Report ■ College Retirement Equities Fund

continued

highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2017, the Stock Account, Global Equities Account, Growth Account, Equity Index Account and the Inflation-Linked Bond Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets. The futures contracts outstanding as of December 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2017, the Stock Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets. The purchased and written options outstanding as of December 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total

College Retirement Equities Fund ■ 2017 Annual Report	101

Notes to financial statements

return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. Certain Accounts may invest in total return swaps to gain or hedge exposure to the underlying reference assets. During the year ended December 31, 2017, the Stock Account had exposure to total return swaps, based on underlying notional amounts, generally between 0% and 1% of net assets. The total return swap contracts outstanding as of December 31, 2017 are disclosed in the summary portfolio of investments and the full schedule of investments.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2017, the Bond Market Account had exposure to forwards, based on underlying notional values, generally between 0% and 1%. The forward contracts outstanding as of December 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

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continued

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of December 31, 2017, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

College Retirement Equities Fund ■ 2017 Annual Report	103

Notes to financial statements

	Investment
	management
	fee	Administrative fee			Distribution fee
	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.105%	0.390%	0.208%	0.147%	0.154%	0.076%	0.059%
Global Equities	0.141	0.390	0.208	0.147	0.154	0.076	0.059
Growth	0.051	0.390	0.208	0.147	0.154	0.076	0.059
Equity Index	0.018	0.390	0.208	0.147	0.154	0.076	0.059
Bond Market	0.087	0.390	0.208	0.147	0.155	0.075	0.059
Inflation-Linked Bond	0.028	0.390	0.208	0.147	0.155	0.075	0.059
Social Choice	0.053	0.390	0.208	0.147	0.155	0.075	0.059
Money Market	0.021	0.390	0.208	0.147	0.155	0.075	0.059

Between July 16, 2009 and March 7, 2017, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account. For the year ended December 31, 2017, these amounts totaled to $137,447 for Class R1, $0 for Class R2 and $0 for Class R3. TIAA terminated the waiver on April 14, 2017. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. As a result of the conversion, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. For the year ended December 31, 2017, TIAA recovered previously waived expenses from the Account of $1,531,704 for Class R1, $4,299,244 for Class R2 and $8,068,427 for Class R3. As of December 31, 2017, the cumulative amount of expenses waived subject to recovery is $13,684,064 for Class R1, $8,026,340 for Class R2 and $8,776,506 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2017, these transactions did not materially impact the accounts.

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continued

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

						Change in
						unrealized
	Value at		Purchase	Sales	Realized	appreciation	Dividend	Shares at		Value at
Issue	12/31/16		cost	proceeds	gain (loss)	(depreciation)	income	12/31/17		12/31/17
Stock Account
Dick’s Sporting Goods, Inc	$11,156	‡	$237,002	$163,670	$(80,913)	$ (272)	$1,389	114,930	‡	$ 3,303	‡
Tronox Ltd	5,192	§	175,127	8,783	5,494	(10,166)	465	8,135,718		166,864

‡	At December 31, 2016 and December 31, 2017, the issuer was not an affiliated company of the Account, but it was affiliated during the year.
§	At December 31, 2016, the issuer was not an affiliated company of the Account.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of December 31, 2017, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $49,722,557 related to equity securities and $106,578,849 related to fixed income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

College Retirement Equities Fund ■ 2017 Annual Report	105

Notes to financial statements

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between

106	2017 Annual Report ■ College Retirement Equities Fund

continued

the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At December 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Account	Tax cost	appreciation	depreciation	(depreciation)
Stock	$105,966,331	$24,859,773	$(2,195,925)	$22,663,848
Global Equities	16,951,252	4,393,639	(296,927)	4,096,712
Growth	18,660,539	7,298,799	(158,154)	7,140,645
Equity Index	9,157,809	11,145,447	(498,678)	10,646,769
Bond Market	13,654,200	193,183	(126,246)	66,937
Inflation-Linked Bond	6,312,573	262,597	(49,004)	213,593
Social Choice	11,850,081	2,935,200	(258,794)	2,676,406

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2017 were as follows (dollar amounts are in thousands):

						Inflation-
		Global		Equity	Bond	Linked	Social
	Stock	Equities	Growth	Index	Market	Bond	Choice
	Account	Account	Account	Account	Account	Account	Account
Purchases:
Non-U.S. Government	$57,354,950	$6,962,563	$11,196,049	$829,523	$5,201,547	$—	$2,387,832
U.S. Government	—	—	—	—	14,641,502	1,195,145	4,892,667
Total Purchases	$57,354,950	$6,962,563	$11,196,049	$829,523	$19,843,049	$1,195,145	$7,280,499
Sales:
Non-U.S. Government	$66,804,305	$8,415,754	$12,644,859	$2,004,330	$4,152,674	$5,214	$2,792,559
U.S. Government	—	—	—	—	14,542,836	1,401,387	4,708,551
Total Sales	$66,804,305	$8,415,754	$12,644,859	$2,004,330	$18,695,510	$1,406,601	$7,501,110

College Retirement Equities Fund ■ 2017 Annual Report	107

Notes to financial statements	concluded

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2017, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

108	2017 Annual Report ■ College Retirement Equities Fund

Report of independent registered public accounting firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Social Choice Account, Money Market Account and portfolio of investments, of Inflation-Linked Bond Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

College Retirement Equities Fund ■ 2017 Annual Report	109

Report of independent registered public accounting firm	concluded

confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 16, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF

Funds’ investment company group since 2005.

110	2017 Annual Report ■ College Retirement Equities Fund

Trustees and officers (unaudited)

College Retirement Equities Fund  ■  December 31, 2017

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2014. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term commencing 2014. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Four-year term commencing 2014. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2014. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).

College Retirement Equities Fund ■ 2017 Annual Report	111

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  December 31, 2017

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Four-year term commencing 2014. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Four-year term commencing 2014. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Four-year term commencing 2014. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

112	2017 Annual Report ■ College Retirement Equities Fund

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Four-year term commencing 2014. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Four-year term commencing 2014. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

College Retirement Equities Fund ■ 2017 Annual Report	113

Trustees and officers (unaudited)	concluded

College Retirement Equities Fund  ■  December 31, 2017

Officers

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Glenn Brightman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1972	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2017.	Executive Vice President, Chief Financial Officer of Nuveen. Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF.
Carol W. Deckbar TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Institutional Investment and Endowment Services of TIAA and Executive Vice President of CREF and VA-1.

114	2017 Annual Report ■ College Retirement Equities Fund

Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Treasurer	One-year term. Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa.org, or by calling 877-518-9161.

College Retirement Equities Fund ■ 2017 Annual Report	115

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these accounts to be issued or in the determination or calculation of the equation by or the consideration into which these

116	2017 Annual Report ■ College Retirement Equities Fund

accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of these accounts, owners of these accounts, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Morningstar index

© 2018 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

College Retirement Equities Fund ■ 2017 Annual Report	117

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $787,040 and $767,830, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2017 and December 31, 2016, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for tax services billed to the Registrant were $67,975 and $246,547, respectively.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for all other services billed to the Registrant were $21,500 and $21,000, respectively.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2017 and December 31, 2016, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $208,315 and $305,800, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2017

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$466,000	†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$0	^
		TOTAL DIVERSIFIED FINANCIALS			0	^

		TOTAL CORPORATE BONDS			0	^
		(Cost $466)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	295
		TOTAL U.S. TREASURY SECURITIES			295

		TOTAL GOVERNMENT BONDS			295
		(Cost $302)

		TOTAL BONDS			295
		(Cost $768)

EQUITY LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
413,600	j	Morgan Stanley BV	0.000	07/02/18	7,071
		TOTAL DIVERSIFIED FINANCIALS			7,071

		TOTAL EQUITY LINKED NOTES			7,071
		(Cost $6,950)

SHARES		COMPANY

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.0%
173,085		Actron Technology Corp			670
360,691		Adient plc			28,386
77,800		Aisan Industry Co Ltd			911
1,002,448		Aisin Seiki Co Ltd			56,160
69,700	*,e	Akebono Brake Industry Co Ltd			190
166,987	*	American Axle & Manufacturing Holdings, Inc			2,844
740,996	*	Apollo Tyres Ltd			3,109
53,653		ARB Corp Ltd			782
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,122		Asahi India Glass Ltd	$209
3,582	e	Autoliv, Inc	455
8,461		Autoneum Holding AG.	2,436
124,418		Bajaj Holdings and Investment Ltd	6,498
25,236		Balkrishna Industries Ltd	471
25,236	*,m	Balkrishna Industries Ltd	471
508,818		Bayerische Motoren Werke AG.	52,755
5,902		Bayerische Motoren Werke AG. (Preference)	527
375,477		Bharat Forge Ltd	4,299
663,410		BorgWarner, Inc	33,894
11,251		Bosch Ltd	3,549
211,707		Brembo S.p.A	3,216
705,689		Bridgestone Corp	32,661
3,026,135		Brilliance China Automotive Holdings Ltd	8,042
1,411,963	e	Byd Co Ltd	12,266
17,000		Cayman Engley Industrial Co Ltd	82
72,098	*	Ceat Ltd	2,199
453,000	e	Chaowei Power Holdings Ltd	276
1,707,251		Cheng Shin Rubber Industry Co Ltd	3,012
1,994,000	*	China First Capital Group Ltd	771
1,396,000		China Motor Corp	1,218
263,389		Cie Automotive S.A.	7,634
171,085		Compagnie Plastic-Omnium S.A.	7,765
331,319		Continental AG.	89,085
90,204		Cooper Tire & Rubber Co	3,189
138,465	*	Cooper-Standard Holding, Inc	16,962
29,551		Cub Elecparts, Inc	271
30,800		Daido Metal Co Ltd	304
93,200		Daikyonishikawa Corp	1,507
1,461,767		Daimler AG. (Registered)	123,608
273,894		Dana Holding Corp	8,767
1,415,838	*	Delphi Automotive plc	120,106
527,265	*	Delphi Technologies plc	27,666
452,601		Denso Corp	27,115
53,000		Depo Auto Parts Ind Co Ltd	160
183,264		Dometic Group AB	1,867
1,451	*	Dong Ah Tire & Rubber Co Ltd	14
5,268		Dong Ah Tire & Rubber Co Ltd	157
2,369,787		Dongfeng Motor Group Co Ltd	2,860
45,690	*	Dorman Products, Inc	2,793
460,800		Drb-Hicom BHD	208
161,300		Eagle Industry Co Ltd	3,009
6,762		EDAG Engineering Group AG.	119
17,142		ElringKlinger AG.	383
33,180	*	Endurance Technologies Ltd	709
128,782		Exedy Corp	3,968
349,192	*	Exide Industries Ltd	1,219
389,917		Faurecia	30,388
23,800		FCC Co Ltd	623
67,689		Ferrari NV	7,092
2,953,858	*	Fiat DaimlerChrysler Automobiles NV	52,736
10,883,456		Ford Motor Co	135,934
52,953		Ford Otomotiv Sanayi AS	842
63,636	*	Fox Factory Holding Corp	2,472
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

246,036		Fuji Heavy Industries Ltd	$7,801
45,297		Futaba Industrial Co Ltd	420
1,970,800		Fuyao Glass Industry Group Co Ltd	8,291
11,741,202		Geely Automobile Holdings Ltd	40,441
6,062,000	*,†,m	General Motors Co	0
26,439,191	*,†,m	General Motors Co	0
24,057,000	*,†,m	General Motors Co	0
1,486,744		General Motors Co	60,942
722,689	*,†,e,m	General Motors Co	0
4,230,271	*,†,m	General Motors Co	0
35,983,677	*,†,m	General Motors Co	0
18,507,434	*,†,m	General Motors Co	0
40,684,487	*,†,e,m	General Motors Co	0
7,950,000	*,†,m	General Motors Co	0
85,268,000	*,†,e,m	General Motors Co	0
813,253		Gentex Corp	17,038
60,693	*	Gentherm, Inc	1,927
107,133	*,e	Gestamp Automocion S.A.	764
1,503,181		GKN plc	6,464
4,386		Global & Yuasa Battery Co Ltd	146
23,000		Global PMX Co Ltd	127
64,461		Goodyear Lastikleri Turk AS.	72
540,829		Goodyear Tire & Rubber Co	17,474
32,777		Grammer AG.	2,031
3,191,189	e	Great Wall Motor Co Ltd	3,642
15,600		G-Tekt Corp	320
6,408,861		Guangzhou Automobile Group Co Ltd	15,138
237,403		GUD Holdings Ltd	2,252
5,968		Halla Holdings Corp	350
49,732		Hanil E-Hwa Co Ltd	466
70,700		Hankook Tire Co Ltd	3,602
176,102		Hanon Systems	2,287
439,207	e	Harley-Davidson, Inc	22,347
94,595		Hero Honda Motors Ltd	5,603
34,000		Hiroca Holdings Ltd	131
17,450		Honda Atlas Cars Pakistan Ltd	81
1,581,636		Honda Motor Co Ltd	53,977
42,750	*	Horizon Global Corp	599
142,990		Hota Industrial Manufacturing Co Ltd	701
50,199		Hu Lane Associate, Inc	256
65,900	*	Hunan Tyen Machinery Co Ltd	30
68,012		Hyundai Mobis	16,708
151,242		Hyundai Motor Co	22,011
49,917		Hyundai Motor Co Ltd (2nd Preference)	4,756
23,178		Hyundai Motor Co Ltd (Preference)	2,025
14,671	e	Hyundai Wia Corp	891
23,600		Ichikoh Industries Ltd	209
52,640		Indus Motor Co Ltd	801
24,000		Iron Force Industrial Co Ltd	95
218,595		Isuzu Motors Ltd	3,650
24,900		Jiangling Motors Corp Ltd	41
424,786	*	JK Tyre & Industries Ltd	981
140,600		Kasai Kogyo Co Ltd	2,312
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,189		Kayaba Industry Co Ltd	$4,551
128,600		Keihin Corp	2,612
355,455		Kenda Rubber Industrial Co Ltd	448
311,245		Kia Motors Corp	9,740
76,436		Koito Manufacturing Co Ltd	5,352
1,282,429	*	Kongsberg Automotive ASA	1,835
44,694		Kordsa Teknik Tekstil AS.	90
56,900		Korea Autoglass Corp	893
72,190	*,e	Kumho Tire Co, Inc	298
111,000		Launch Tech Co Ltd	129
41,661		LCI Industries, Inc	5,416
447,770		Lear Corp	79,103
30,790		Leoni AG.	2,294
34,383		Linamar Corp	2,002
26,000		Macauto Industrial Co Ltd	153
611,334		Magna International, Inc	34,647
1,162,038		Mahindra & Mahindra Ltd	13,652
51,285	*	Mahindra CIE Automotive Ltd	207
25,900		Mahle-Metal Leve S.A. Industria e Comercio	186
11,294		Mando Corp	3,256
77,253		Martinrea International, Inc	986
169,904		Maruti Suzuki India Ltd	25,871
527,931		Mazda Motor Corp	7,055
318,962		Metair Investments Ltd	554
35,490		MGI Coutier	1,435
196,659		Michelin (C.G.D.E.) (Class B)	28,133
13,080	*	Minda Industries Ltd	263
492,000		Minth Group Ltd	2,959
18,600		Mitsuba Corp	279
169,117		Mitsubishi Motors Corp	1,217
291,259	*	Modine Manufacturing Co	5,883
1,030,260	*	Motherson Sumi Systems Ltd	6,114
32,430	*	Motorcar Parts of America, Inc	810
16,200		Musashi Seimitsu Industry Co Ltd	515
321,949		Nan Kang Rubber Tire Co Ltd	288
10,044		Nexen Corp	71
23,009		Nexen Tire Corp	254
892,000		Nexteer Automotive Group Ltd	2,120
1,110,344		NGK Spark Plug Co Ltd	26,912
542,100		NHK Spring Co Ltd	5,950
130,251		Nifco, Inc	8,867
132,000		Nippon Seiki Co Ltd	2,832
3,322,892		Nissan Motor Co Ltd	33,083
194,541		Nissan Shatai Co Ltd	1,986
24,500		Nissin Kogyo Co Ltd	485
119,939		NOK Corp	2,791
468,216		Nokian Renkaat Oyj	21,236
361,200		Pacific Industrial Co Ltd	5,603
1,959,229		Peugeot S.A.	39,794
743,088		Piaggio & C S.p.A.	2,051
16,900		Piolax Inc	501
44,025		POLYTEC Holding AG.	977
61,855		Porsche AG.	5,169
80,400		Press Kogyo Co Ltd	485
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,965,107		PT Astra International Tbk	$18,304
7,888,000		Qingling Motors Co Ltd	2,511
187,600		Rassini SAB de C.V.	673
844,765		Renault S.A.	84,796
19,100		Riken Corp	1,076
39,729		S&T Daewoo Co Ltd	1,739
121,047		SAF-Holland S.A.	2,605
13,400	*	Sanden Corp	268
345,920		Sanyang Industry Co Ltd	249
358,418		Schaeffler AG.	6,324
115,356	*	Shiloh Industries, Inc	946
431,700		Showa Corp	5,347
68,131		SL Corp	1,556
34,923	*,e	Sogefi S.p.A.	168
139,587		Spartan Motors, Inc	2,198
635,880		Sri Trang Agro-Industry PCL (Foreign)	274
27,486	*	Ssangyong Motor Co	131
150,730		Standard Motor Products, Inc	6,769
283,487		Stanley Electric Co Ltd	11,471
274,058	*	Stoneridge, Inc	6,265
501,325		Sumitomo Electric Industries Ltd	8,451
72,873		Sumitomo Rubber Industries, Inc	1,351
132,410		Sundram Fasteners Ltd	1,213
24,570		Sungwoo Hitech Co Ltd	149
73,343		Superior Industries International, Inc	1,089
19,419	*	Suprajit Engineering Ltd	101
386,803		Suzuki Motor Corp	22,390
150,000	e	T RAD Co Ltd	5,323
18,400		Tachi-S Co Ltd	336
21,400		Taiho Kogyo Co Ltd	318
2,473,825	*	Tata Motors Ltd	16,692
18,100		Teikoku Piston Ring Co Ltd	598
197,603		Tenneco, Inc	11,568
217,680	*,e	Tesla, Inc	67,775
20,350		Thal Ltd	94
321,887		Thor Industries, Inc	48,515
5,572,000		Tianneng Power International Ltd	5,781
105,713		Tofas Turk Otomobil Fabrik	920
31,863		Tokai Rika Co Ltd	669
23,600		Tokai Rubber Industries, Inc	252
888,699		Tong Yang Industry Co Ltd	1,715
97,000		Topre Corp	2,737
35,219		Tower International, Inc	1,076
63,100		Toyo Tire & Rubber Co Ltd	1,297
50,015		Toyoda Gosei Co Ltd	1,269
104,800		Toyota Boshoku Corp	2,187
189,441		Toyota Industries Corp	12,143
5,306,189		Toyota Motor Corp	338,163
145,600		TS Tech Co Ltd	5,974
105,913		Tube Investments of India Ltd	447
40,089		Tung Thih Electronic Co Ltd	230
198,400		Tupy S.A.	1,092
1,967,000		TYC Brother Industrial Co Ltd	2,194
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

305,541	*	UMW Holdings BHD	$391
144,300		Unipres Corp	3,871
152,500		Valeo S.A.	11,360
217,707	*	Visteon Corp	27,244
35,859		Volkswagen AG.	7,237
25,284		Volkswagen AG. (Preference)	5,022
39,535	*	VOXX International Corp (Class A)	221
7,003		WABCO India Ltd	805
69,189		Winnebago Industries, Inc	3,847
121,000		Xin Point Holdings Ltd	77
4,178,247		Xingda International Holdings Ltd	1,478
5,688,785		Xinyi Glass Holdings Co Ltd	7,395
2,412,000		Yadea Group Holdings Ltd	827
287,072		Yamaha Motor Co Ltd	9,404
100,500	e	Yokohama Rubber Co Ltd	2,455
200,600		Yorozu Corp	4,299
486,000		Yulon Motor Co Ltd	394
174,000		Zhejiang Shibao Co Ltd	58
		TOTAL AUTOMOBILES & COMPONENTS	2,488,648

BANKS - 8.9%
27,253		1st Source Corp	1,348
101,006		77 Bank Ltd	2,542
35,227		Aareal Bank AG.	1,591
1,476,489		ABN AMRO Group NV (ADR)	47,603
2,735,047	*	Abu Dhabi Commercial Bank PJSC	5,064
26,712	e	Access National Corp	744
13,238		ACNB Corp	391
76,385,649		Agricultural Bank of China	35,499
7,259,888	e	AIB Group plc	47,909
13,200		Aichi Bank Ltd	625
5,040,563		Akbank TAS	13,081
9,400		Akita Bank Ltd	259
250,077		Albaraka Turk Katilim Bankasi AS	102
652,631	*	Aldermore Group plc	2,734
80,503	*	Alior Bank S.A.	1,834
106,861	*	Allahabad Bank	123
19,604	*	Allegiance Bancshares, Inc	738
925,256		Alliance Financial Group BHD	931
1,461,846	*	Alpha Bank AE	3,134
315,270	*,†,m	Amagerbanken AS	0
14,953		American National Bankshares, Inc	573
62,262		Ameris Bancorp	3,001
14,884	e	Ames National Corp	415
468,565	*	Amlak Finance PJSC	128
1,327,138		AMMB Holdings BHD	1,446
451,056	*	Andhra Bank	410
11,200	e	Aomori Bank Ltd	355
159,366		Aozora Bank Ltd	6,184
20,383		Arrow Financial Corp	692
1,938,400		Ashikaga Holdings Co Ltd	8,189
119,892		Associated Banc-Corp	3,045
36,156	*	Atlantic Capital Bancshares, Inc	636
2,160,950		Australia & New Zealand Banking Group Ltd	48,209
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

109,721		Awa Bank Ltd	$699
1,711,907		Axis Bank Ltd	15,103
72,138	e	Banc of California, Inc	1,490
34,980,704		Banca Intesa S.p.A.	116,061
3,322,084		Banca Intesa S.p.A. RSP	10,591
176,803	*,e	Banca Monte dei Paschi di Siena S.p.A	830
1,194,360	e	Banca Popolare dell’Emilia Romagna Scrl	6,017
390,700		Banca Popolare di Sondrio SCARL	1,427
28,745		Bancfirst Corp	1,470
656,661	e	Banche Popolari Unite Scpa	2,863
542,983		Banco ABC Brasil S.A.	2,812
2,842,976		Banco Bilbao Vizcaya Argentaria S.A.	24,160
941,536	*,e	Banco BPM S.p.A	2,949
858,537		Banco Bradesco S.A.	8,300
3,850,202		Banco Bradesco S.A. (Preference)	39,260
7,508,034	*	Banco Comercial Portugues S.A.	2,444
19,889,683		Banco de Chile	3,187
26,939		Banco de Credito e Inversiones	1,873
1,745,540		Banco de Oro Universal Bank	5,728
782,327		Banco de Sabadell S.A.	1,551
220,400	*	Banco del Bajio S.A.	404
3,082,732		Banco do Brasil S.A.	29,555
618,100		Banco do Estado do Rio Grande do Sul	2,776
16,063,377	*,†,m	Banco Espirito Santo S.A.	193
58,200	*,†,m	Banco Industrial e Comercial S.A.	146
4,820,365		Banco Itau Holding Financeira S.A.	61,815
52,166		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,403
1,530,648		Banco Santander Brasil S.A.	14,696
55,555,033		Banco Santander Chile S.A.	4,350
22,512,904		Banco Santander S.A.	147,600
232,399		BanColombia S.A.	2,335
977,464		BanColombia S.A. (Preference)	9,799
225,785		BancorpSouth Bank	7,101
175,400		Bangkok Bank PCL (ADR)	1,087
1,137,200		Bangkok Bank PCL (Foreign)	7,642
331,000	*	Bank Alfalah Ltd	127
17,008		Bank Handlowy w Warszawie S.A.	400
1,500,882		Bank Hapoalim Ltd	11,022
1,834,210		Bank Leumi Le-Israel	11,040
467,038	*	Bank Millennium S.A.	1,199
81,365		Bank Mutual Corp	867
42,463,146		Bank of America Corp	1,253,512
121,689,472		Bank of China Ltd	59,596
322,500		Bank of Chongqing Co Ltd	256
29,212		Bank of Commerce Holdings	336
21,749,946		Bank of Communications Co Ltd	16,098
1,068,165		Bank of East Asia Ltd	4,620
102,310		Bank of Georgia Holdings plc	4,897
35,924		Bank of Hawaii Corp	3,079
4,325,976	*	Bank of Ireland Group plc	36,827
9,300		Bank of Iwate Ltd	370
315,000		Bank of Kaohsiung	97
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

458,297		Bank of Kyoto Ltd	$23,801
11,117		Bank of Marin Bancorp	756
911,502		Bank of Montreal	72,942
7,099	e	Bank of Nagoya Ltd	276
1,789,045		Bank of Nova Scotia	115,455
510,269		Bank of NT Butterfield & Son Ltd	18,518
64,100		Bank of Okinawa Ltd	2,605
252,414		Bank of Queensland Ltd	2,497
7,654		Bank of Saga Ltd	174
246,096		Bank of the Ozarks, Inc	11,923
971,019		Bank of the Philippine Islands	2,102
120,900		Bank of the Ryukyus Ltd	1,811
150,560		Bank Pekao S.A.	5,591
79,145,355		Bank Rakyat Indonesia	21,234
31,036		Bank Zachodni WBK S.A.	3,527
63,407		BankFinancial Corp	973
709,740		Bankia S.A.	3,388
213,380		Bankinter S.A.	2,019
198,650		BankUnited	8,089
10,360		Bankwell Financial Group, Inc	356
85,066		Banner Corp	4,689
2,728		Banque Cantonale Vaudoise	2,058
151,500		Banregio Grupo Financiero SAB de C.V.	827
32,905		Bar Harbor Bankshares	889
916,738		Barclays Africa Group Ltd	13,430
7,218,876		Barclays plc	19,761
1,013,539		BB&T Corp	50,393
219,320	e	BBVA Banco Frances S.A. (ADR)	5,527
22,830		BCB Bancorp, Inc	331
38,702		Bear State Financial, Inc	396
299,289		Bendigo Bank Ltd	2,716
354,665		Beneficial Bancorp, Inc	5,834
295,115		Berkshire Hills Bancorp, Inc	10,801
80,717		Blue Hills Bancorp, Inc	1,622
1,495,143		BNP Paribas	111,222
4,419,616		BOC Hong Kong Holdings Ltd	22,336
103,197	*,e	BofI Holding, Inc	3,086
22,956		BOK Financial Corp	2,119
144,071		Boston Private Financial Holdings, Inc	2,226
11,259	*	BRE Bank S.A.	1,504
32,433		Bridge Bancorp, Inc	1,135
316,933		Brookline Bancorp, Inc	4,976
31,300		Bryn Mawr Bank Corp	1,383
800,187		BS Financial Group, Inc	7,033
16,176	*	BSB Bancorp, Inc	473
4,873,727		Bumiputra-Commerce Holdings BHD	7,876
27,059	*	Byline Bancorp, Inc	622
6,513		C&F Financial Corp	378
206,112	*	Cadence BanCorp	5,590
7,995,538		CaixaBank S.A.	37,170
25,712		Camden National Corp	1,083
16,610		Can Fin Homes Ltd	123
455,442	e	Canadian Imperial Bank of Commerce/Canada	44,399
102,707	e	Canadian Western Bank	3,207
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

229,966	*	Canara Bank	$1,295
19,850		Capital City Bank Group, Inc	455
33,431		Capitec Bank Holdings Ltd	2,967
224,502		Capitol Federal Financial	3,011
15,123	*,e	Capstar Financial Holdings, Inc	314
31,886		Carolina Financial Corp	1,185
407,782	l	Cathay General Bancorp	17,196
4,528	*,e	CBTX, Inc	134
264,829		Centerstate Banks of Florida, Inc	6,814
307,473		Central Pacific Financial Corp	9,172
18,548		Central Valley Community Bancorp	374
6,020		Century Bancorp, Inc	471
5,109,885		Chang Hwa Commercial Bank	2,838
51,216		Charter Financial Corp	898
219,039		Chemical Financial Corp	11,712
6,216		Chemung Financial Corp	299
1,774,666		Chiba Bank Ltd	14,717
31,300		Chiba Kogyo Bank Ltd	155
8,382,481		China Citic Bank	5,247
136,321,748		China Construction Bank	125,491
12,593,861		China Development Financial Holding Corp	4,288
3,690,685		China Everbright Bank Co Ltd	1,720
4,931,896		China Merchants Bank Co Ltd	19,526
5,802,310	e	China Minsheng Banking Corp Ltd	5,799
42,804,781		Chinatrust Financial Holding Co	29,424
294,000		Chong Hing Bank Ltd	631
11,703,584		Chongqing Rural Commercial Bank	8,243
109,300		Chugoku Bank Ltd	1,457
6,100		Chukyo Bank Ltd	126
293,062		CIT Group, Inc	14,427
7,658,183	n	Citigroup, Inc	569,845
21,375		Citizens & Northern Corp	513
4,176,387		Citizens Financial Group, Inc	175,325
25,049		City Holding Co	1,690
17,608		Civista Bancshares, Inc	387
48,835		Clifton Bancorp, Inc	835
27,112		CNB Financial Corp	711
90,700		CoBiz, Inc	1,813
15,036		Codorus Valley Bancorp, Inc	414
18,502	*,e	Collector AB	183
126,155		Columbia Banking System, Inc	5,480
20,185		Comdirect Bank AG.	277
2,270,215		Comerica, Inc	197,077
75,911		Commerce Bancshares, Inc	4,239
13,084		Commerce Union Bancshares, Inc	335
170,774	*	Commercial Bank of Qatar QSC	1,360
1,411,139		Commercial International Bank	6,141
3,189,988	*	Commerzbank AG.	47,586
1,454,423		Commonwealth Bank of Australia	90,768
86,002		Community Bank System, Inc	4,623
41,448	*,e	Community Bankers Trust Corp	338
7,850		Community Financial Corp	301
27,080		Community Trust Bancorp, Inc	1,275
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,057,029		Concordia Financial Group Ltd	$6,357
197,033		ConnectOne Bancorp, Inc	5,074
723,078,206		Corpbanca S.A.	6,575
9,688		County Bancorp, Inc	288
89,041		Credicorp Ltd (NY)	18,470
4,598,164		Credit Agricole S.A.	75,925
51,599		Credito Emiliano S.p.A.	438
67,673	*,e	Credito Valtellinese SC	98
36,557		Cullen/Frost Bankers, Inc	3,460
211,928	*	Customers Bancorp, Inc	5,508
179,914		CVB Financial Corp	4,239
881,670	*,e	CYBG plc	4,035
5,646,074	*,†,m	Cyprus Popular Bank Public Co Ltd	68
1,307,627		Dah Sing Banking Group Ltd	2,835
499,908		Dah Sing Financial Holdings Ltd	3,202
17,200		Daishi Bank Ltd	781
1,063,467		Danske Bank AS	41,392
4,067,462		DBS Group Holdings Ltd	75,233
386,407		Deutsche Pfandbriefbank AG.	6,173
99,656	*	Development Credit Bank Ltd	306
665,073	*	Dewan Housing Finance Corp Ltd	6,061
149,219		DGB Financial Group Co Ltd	1,468
51,242		Dime Community Bancshares	1,074
5,529		DNB Financial Corp	186
792,163		DNB NOR Holding ASA	14,664
74,496	*	Doha Bank QSC	581
4,592,550	*	Dubai Islamic Bank PJSC	7,728
9,195,093		E.Sun Financial Holding Co Ltd	5,831
107,444	*	Eagle Bancorp, Inc	6,221
507,275		East West Bancorp, Inc	30,858
229,200		EastWest Banking Corp	147
53,000		Ehime Bank Ltd	633
86,000		Eighteenth Bank Ltd	221
12,029	*	Entegra Financial Corp	352
17,825		Enterprise Bancorp, Inc	607
108,313		Enterprise Financial Services Corp	4,890
15,421	e	Equitable Group, Inc	877
18,868	*	Equity Bancshares, Inc	668
871,179		Erste Bank der Oesterreichischen Sparkassen AG.	37,753
15,983		ESSA Bancorp, Inc	250
490,495	*	Essent Group Ltd	21,297
1,666,438	*	Eurobank Ergasias S.A.	1,700
8,680		Evans Bancorp, Inc	364
1,957,074		Far Eastern International Bank	627
16,887	e	Farmers & Merchants Bancorp, Inc	689
13,904		Farmers Capital Bank Corp	535
46,159		Farmers National Banc Corp	681
21,562	*	FB Financial Corp	905
129,318	*	FCB Financial Holdings, Inc	6,569
72,557		Federal Agricultural Mortgage Corp (Class C)	5,677
920,739		Federal Bank Ltd	1,562
69,323		Fidelity Southern Corp	1,511
530,044		Fifth Third Bancorp	16,082
50,610		Financial Institutions, Inc	1,574
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,170,452		FinecoBank Banca Fineco S.p.A	$11,956
46,561		First Bancorp (NC)	1,644
840,508	*	First Bancorp (Puerto Rico)	4,287
17,619		First Bancorp, Inc	480
18,535	e	First Bancshares, Inc	634
93,726		First Busey Corp	2,806
18,086		First Business Financial Services, Inc	400
12,956		First Citizens Bancshares, Inc (Class A)	5,221
168,093		First Commonwealth Financial Corp	2,407
29,995		First Community Bancshares, Inc	862
24,922		First Connecticut Bancorp	652
24,989		First Defiance Financial Corp	1,299
200,338		First Financial Bancorp	5,279
109,549	e	First Financial Bankshares, Inc	4,935
23,301		First Financial Corp	1,057
8,958,568		First Financial Holding Co Ltd	5,877
14,872		First Financial Northwest, Inc	231
82,418	*	First Foundation, Inc	1,528
8,752	e	First Guaranty Bancshares, Inc	219
126,003		First Hawaiian, Inc	3,677
196,454		First Horizon National Corp	3,927
111,810		First International Bank Of Israel Ltd	2,319
15,678		First Internet Bancorp	598
132,564		First Interstate Bancsystem, Inc	5,309
166,292		First Merchants Corp	6,994
17,944		First Mid-Illinois Bancshares, Inc	692
365,288		First Midwest Bancorp, Inc	8,771
11,261	e	First National Financial Corp	258
21,935	*	First Northwest Bancorp	358
59,821		First of Long Island Corp	1,705
198,701		First Republic Bank	17,215
154,056	*	Flagstar Bancorp, Inc	5,765
49,062		Flushing Financial Corp	1,349
9,506	e	FNB Bancorp	347
726,096		FNB Corp	10,035
45,492	*	Franklin Financial Network, Inc	1,551
3,688,812		Fukuoka Financial Group, Inc	20,642
299,301		Fulton Financial Corp	5,357
263,287	e	Genworth MI Canada, Inc	9,111
168,558		Genworth Mortgage Insurance Australia Ltd	394
35,828		German American Bancorp, Inc	1,266
270,499	*	Get Bank S.A.	126
244,869		Glacier Bancorp, Inc	9,645
18,709		Great Southern Bancorp, Inc	966
229,440		Great Western Bancorp, Inc	9,132
154,921	*	Green Bancorp, Inc	3,145
5,650	e	Greene County Bancorp, Inc	184
97,326	*	Gruh Finance Ltd	766
3,374,515		Grupo Aval Acciones y Valores	1,459
3,059,468		Grupo Financiero Banorte S.A. de C.V.	16,778
351,204	e	Grupo Financiero Galicia S.A. (ADR) (Class B)	23,127
1,841,265		Grupo Financiero Inbursa S.A.	3,008
66,200		Grupo Financiero Interacciones S.A. de C.V.	294
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,448,074		Grupo Financiero Santander Mexico SAB de C.V.	$2,116
100,000	e	Grupo Supervielle S.A. (ADR)	2,932
41,516		Guaranty Bancorp	1,148
4,769		Guaranty Bancshares, Inc	146
497,883		Gunma Bank Ltd	3,000
749,900		Habib Bank Ltd	1,135
590,316		Hachijuni Bank Ltd	3,373
286,448		Hana Financial Group, Inc	13,315
170,188		Hancock Holding Co	8,424
837,888		Hang Seng Bank Ltd	20,787
129,746		Hanmi Financial Corp	3,938
23,808	*	HarborOne Bancorp, Inc	456
61,364		HDFC Bank Ltd	1,801
41,102		Heartland Financial USA, Inc	2,205
107,635		Heritage Commerce Corp	1,649
51,485		Heritage Financial Corp	1,586
519,749		Hilltop Holdings, Inc	13,165
2,441		Hingham Institution for Savings	505
170,500		Hiroshima Bank Ltd	1,479
13,600		Hokkoku Bank Ltd	540
39,000		Hokuetsu Bank Ltd	896
88,100		Hokuhoku Financial Group, Inc	1,373
11,604		Home Bancorp, Inc	502
487,179		Home Bancshares, Inc	11,327
39,097	e	Home Capital Group, Inc	538
44,110	*	HomeStreet, Inc	1,277
52,481	*	HomeTrust Bancshares, Inc	1,351
646,616		Hong Leong Bank BHD	2,716
94,120		Hong Leong Credit BHD	416
368,363		Hope Bancorp, Inc	6,723
73,228		Horizon Bancorp	2,036
2,038,143		Housing Development Finance Corp	54,579
15,354	*	Howard Bancorp, Inc	338
9,136,754		HSBC Holdings plc	94,365
6,854,975		Hua Nan Financial Holdings Co Ltd	3,854
10,683,381		Huntington Bancshares, Inc	155,550
139,692		Hyakugo Bank Ltd	665
159,000		Hyakujushi Bank Ltd	526
211,995		IBERIABANK Corp	16,430
2,840,642		ICICI Bank Ltd	13,922
2,848,801		ICICI Bank Ltd (ADR)	27,719
1,173,388		IDFC Bank Ltd	995
21,774	*,e	Impac Mortgage Holdings, Inc	221
57,464		Independent Bank Corp (MA)	4,014
32,949		Independent Bank Corp (MI)	736
29,676		Independent Bank Group, Inc	2,006
100,772,949		Industrial & Commercial Bank of China	80,783
207,664		Industrial Bank of Korea	3,185
15,741,343		ING Groep NV	288,960
115,819		International Bancshares Corp	4,598
14,873	e	Investar Holding Corp	358
5,641,841		Investimentos Itau S.A. - PR	18,402
1,003,326		Investors Bancorp, Inc	13,926
541,290	*,†,m	Irish Bank Resolution Corp Ltd	0
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

721,348	*	Israel Discount Bank Ltd	$2,094
163,400		Iyo Bank Ltd	1,306
128,821	*	Jammu & Kashmir Bank Ltd	158
272,003		Japan Post Bank Co Ltd	3,533
76,645		JB Financial Group Co Ltd	434
113,100		Jimoto Holdings Inc	193
12,950,840		JPMorgan Chase & Co	1,384,963
17,555		Juroku Bank Ltd	516
41,205		Jyske Bank	2,343
65,400		Kansai Urban Banking Corp	851
166,400		Kanto Tsukuba Bank Ltd	569
841,603		Karnataka Bank Ltd	1,994
690,240	*	Karur Vysya Bank Ltd	1,351
950,600		Kasikornbank PCL - NVDR	6,751
1,686,497		Kasikornbank PCL (Foreign)	12,342
744,448		KB Financial Group, Inc	44,059
389,556		KBC Groep NV	33,195
392,598		Kearny Financial Corp	5,673
768,000		Keiyo Bank Ltd	3,509
1,422,742		Keycorp	28,697
1,616,232		Kiatnakin Bank PCL (Foreign)	3,925
466,000		King’s Town Bank	583
144,000		Kiyo Bank Ltd	2,389
17,308		KJB Financial Group Co Ltd	194
64,382		Komercni Banka AS	2,767
3,601,024		Krung Thai Bank PCL (Foreign)	2,117
241,600		Kyushu Financial Group, Inc	1,456
84,151		Lakeland Bancorp, Inc	1,620
41,570		Lakeland Financial Corp	2,016
28,074		Laurentian Bank of Canada	1,263
14,320		LCNB Corp	293
302,135		LegacyTexas Financial Group, Inc	12,753
16,950	*,e	LendingTree, Inc	5,771
1,724,828		LH Financial Group PCL	89
794,542	*	Liberbank S.A.	420
238,310		LIC Housing Finance Ltd	2,100
40,553	e	Live Oak Bancshares, Inc	967
103,181,655		Lloyds TSB Group plc	94,616
117,085		M&T Bank Corp	20,020
50,081		Macatawa Bank Corp	501
68,031		MainSource Financial Group, Inc	2,470
3,587,288		Malayan Banking BHD	8,682
790,637		Malaysia Building Society	203
12,249	*,e	Malvern Bancorp, Inc	321
321,038	*	Masraf Al Rayan	3,271
213,015		MB Financial, Inc	9,483
30,536		MBT Financial Corp	324
130,300		MCB Bank Ltd	251
7,375,117		Mediobanca S.p.A.	83,565
11,389,734		Mega Financial Holding Co Ltd	9,184
27,801		Mercantile Bank Corp	983
11,159	*	Merchants Bancorp	220
309,635		Meridian Bancorp, Inc	6,378
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44,789		Meta Financial Group, Inc	$4,150
46,591	*,e	Metro Bank plc	2,249
3,784,627		Metropolitan Bank & Trust	7,678
5,870	*	Metropolitan Bank Holding Corp	247
1,005,321	*	MGIC Investment Corp	14,185
4,647	e	Middlefield Banc Corp	224
29,945		Midland States Bancorp, Inc	973
26,065	e	Midsouth Bancorp, Inc	345
19,159		MidWestOne Financial Group, Inc	642
6,100		Mie Bank Ltd	137
10,000	e	Minato Bank Ltd	187
16,802,029		Mitsubishi UFJ Financial Group, Inc	122,285
1,313,646		Mitsui Trust Holdings, Inc	51,976
10,400		Miyazaki Bank Ltd	354
73,290		Mizrahi Tefahot Bank Ltd	1,350
17,542,763		Mizuho Financial Group, Inc	31,719
3,158,456		Moneta Money Bank AS.	12,221
16,368		Musashino Bank Ltd	545
12,124		MutualFirst Financial, Inc	467
59,692		Nanto Bank Ltd	1,602
2,179,058		National Australia Bank Ltd	50,042
154,654		National Bank Holdings Corp	5,015
1,265,607	*	National Bank of Abu Dhabi PJSC	3,532
545,143		National Bank of Canada	27,201
5,096,471	*	National Bank of Greece S.A.	1,948
249,000		National Bank Of Pakistan	110
11,630	e	National Bankshares, Inc	529
36,993	*	National Commerce Corp	1,489
220,204	*	Nationstar Mortgage Holdings, Inc	4,074
80,742		NBT Bancorp, Inc	2,971
200,509		Nedbank Group Ltd	4,136
395,660		New York Community Bancorp, Inc	5,151
15,222	*	Nicolet Bankshares, Inc	833
332,760		Nishi-Nippon Financial Holdings, Inc	3,971
216,344	*	NMI Holdings, Inc	3,678
3,125,567		Nordax Group AB	20,194
857,558		Nordea Bank AB	10,383
225,000		North Pacific Bank Ltd	752
13,094		Northeast Bancorp	303
81,616		Northfield Bancorp, Inc	1,394
13,644		Northrim BanCorp, Inc	462
171,775		Northwest Bancshares, Inc	2,874
68,530	*	Norwegian Finans Holding ASA	768
10,894	e	Norwood Financial Corp	360
553,000		O-Bank Co Ltd	165
100,477		OceanFirst Financial Corp	2,638
1,990	e	Oconee Federal Financial Corp	57
735	*,e	Ocwen Financial Corp	2
98,081		OFG Bancorp	922
20,400		Ogaki Kyoritsu Bank Ltd	515
7,092	e	Ohio Valley Banc Corp	287
10,800		Oita Bank Ltd	420
17,267		Old Line Bancshares, Inc	508
236,630		Old National Bancorp	4,129
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,817	e	Old Point Financial Corp	$203
50,038		Old Second Bancorp, Inc	683
574,986		OneSavings Bank plc	3,203
34,435	*	Opus Bank	940
46,321	*	Oriental Bank of Commerce	87
65,633		Oritani Financial Corp	1,076
15,129		Orrstown Financial Services, Inc	382
353,796		OTP Bank	14,612
3,955,333		Oversea-Chinese Banking Corp	36,540
28,536	*	Pacific Mercantile Bancorp	250
176,487	*	Pacific Premier Bancorp, Inc	7,059
241,212		PacWest Bancorp	12,157
7,754	*	Paragon Commercial Corp	413
178,965		Paragon Group of Cos plc	1,184
22,738		Park National Corp	2,365
10,677	e	Parke Bancorp, Inc	219
31,749	*,e	PCSB Financial Corp	605
59,879		Peapack Gladstone Financial Corp	2,097
9,048		Penns Woods Bancorp, Inc	421
55,453	*	PennyMac Financial Services, Inc	1,239
9,437	e	Peoples Bancorp of North Carolina, Inc	290
44,453		Peoples Bancorp, Inc	1,450
13,206	e	Peoples Financial Services Corp	615
290,492		People’s United Financial, Inc	5,432
24,202		People’s Utah Bancorp	733
4,190,520	*,e	Permanent TSB Group Holdings plc	11,313
403,187	*	PHH Corp	4,153
3,000,000	*	Philippine National Bank	3,407
168,763		Pinnacle Financial Partners, Inc	11,189
265,376	*	Piraeus Bank S.A.	978
2,192,310		PNC Financial Services Group, Inc	316,328
146,490		Popular, Inc	5,199
940,681	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	11,942
50,520		Preferred Bank	2,970
19,098		Premier Financial Bancorp, Inc	383
153,936		Prosperity Bancshares, Inc	10,786
9,137	*	Provident Bancorp, Inc	242
12,071		Provident Financial Holdings, Inc	222
232,146		Provident Financial Services, Inc	6,261
16,058	e	Prudential Bancorp, Inc	283
61,911,900		PT Bank Bukopin Tbk	2,692
12,406,774		PT Bank Central Asia Tbk	20,018
2,988,257		PT Bank Danamon Indonesia Tbk	1,531
1,594,900		PT Bank Jabar Banten Tbk	282
17,884,160		PT Bank Mandiri Persero Tbk	10,531
7,842,319		PT Bank Negara Indonesia	5,722
44,500,000	*	PT Bank Pan Indonesia Tbk	3,735
42,918,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	2,243
1,784,600		PT Bank Tabungan Negara Tbk	470
3,150,484		Public Bank BHD	16,177
105,552	*	Qatar First Bank	187
118,838	*	Qatar Islamic Bank SAQ	3,199
233,341	*	Qatar National Bank	8,138
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,680		QCR Holdings, Inc	$1,872
909,484		Radian Group, Inc	18,744
68,440	*	Raiffeisen International Bank Holding AG.	2,480
5,921		RBB Bancorp	162
61,623		RBL Bank Ltd	492
1,949,088		Regions Financial Corp	33,680
78,607		Renasant Corp	3,214
19,653		Republic Bancorp, Inc (Class A)	747
87,071	*,e	Republic First Bancorp, Inc	736
1,179,094		Resona Holdings, Inc	7,026
628,402		RHB Capital BHD	776
55,523		Riverview Bancorp, Inc	481
5,200	*,†,m	Roskilde Bank	0
1,879,536		Royal Bank of Canada	153,488
2,450,603	*	Royal Bank of Scotland Group plc	9,189
58,481		S&T Bancorp, Inc	2,328
86,533		Sandy Spring Bancorp, Inc	3,377
87,100		San-In Godo Bank Ltd	839
5,279,129		Sberbank of Russian Federation (ADR)	88,982
72,220	*	Seacoast Banking Corp of Florida	1,821
140,930		Security Bank Corp	710
152,580		Senshu Ikeda Holdings, Inc	562
79,649		ServisFirst Bancshares, Inc	3,305
1,113,293		Seven Bank Ltd	3,802
324,000		Shiga Bank Ltd	1,655
34,000		Shikoku Bank Ltd	479
1,080,343		Shinhan Financial Group Co Ltd	49,866
411,457		Shinsei Bank Ltd	7,091
303,400		Shizuoka Bank Ltd	3,123
35,185		Shore Bancshares, Inc	588
21,068		SI Financial Group, Inc	310
3,331,100		Siam Commercial Bank PCL (ADR)	15,290
1,858,317		Siam Commercial Bank PCL (Foreign)	8,530
23,334		Sierra Bancorp	620
153,321	*	Signature Bank	21,045
73,483		Simmons First National Corp (Class A)	4,196
10,747,666		SinoPac Financial Holdings Co Ltd	3,492
45,255		Skandiabanken ASA	446
1,281,135		Skandinaviska Enskilda Banken AB (Class A)	15,044
13,870	*,e	SmartFinancial, Inc	301
788,336		Societe Generale	40,643
2,578,170	*	South Indian Bank Ltd	1,250
87,482		South State Corp	7,624
12,771	*	Southern First Bancshares, Inc	527
13,670		Southern Missouri Bancorp, Inc	514
36,880		Southern National Bancorp of Virginia, Inc	591
47,617		Southside Bancshares, Inc	1,604
182,664		Spar Nord Bank A/s	2,121
19,928	*	Sparebank Oestlandet	220
260,744		Sparebanken Midt-Norge	2,618
282,439		Sparebanken Nord-Norge	2,141
2,296		St Galler Kantonalbank	1,140
2,258,848		Standard Bank Group Ltd	35,566
1,078,863	*	Standard Chartered plc	11,330
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,568		State Bank & Trust Co	$2,553
1,751,357		State Bank of India	8,484
746,529		Sterling Bancorp/DE	18,365
59,369		Stock Yards Bancorp, Inc	2,238
3,134,412		Sumitomo Mitsui Financial Group, Inc	135,107
19,509		Summit Financial Group, Inc	513
20,320		Sun Bancorp, Inc	494
13,525	*	Sunshine Bancorp, Inc	310
3,784,338		SunTrust Banks, Inc	244,430
67,490		Suruga Bank Ltd	1,443
88,600	*	SVB Financial Group	20,712
297,731		Svenska Handelsbanken AB	4,069
582,320		Swedbank AB (A Shares)	14,048
119,888		Sydbank AS	4,826
823,931	*	Syndicate Bank	1,032
240,731		Synovus Financial Corp	11,541
1,366,338		Taichung Commercial Bank	455
9,018,620		Taishin Financial Holdings Co Ltd	4,190
2,972,669		Taiwan Business Bank	837
12,141,005		Taiwan Cooperative Financial Holding	6,766
1,532,209		TCF Financial Corp	31,410
403,397		TCS Group Holding plc (ADR)	7,604
13,445		Territorial Bancorp, Inc	415
101,265	*	Texas Capital Bancshares, Inc	9,002
234,775		TFS Financial Corp	3,508
3,642,000		Thanachart Capital PCL	6,281
358,806	*	The Bancorp, Inc	3,545
115,467		Timbercreek Financial Corp	884
10,664		Timberland Bancorp, Inc	283
2,559,980		Tisco Bank PCL	6,952
10,264,187		TMB Bank PCL (Foreign)	951
217,600		Tochigi Bank Ltd	874
113,800		Toho Bank Ltd	399
16,093		Tokyo TY Financial Group, Inc	465
497,400		Tomony Holdings, Inc	2,553
24,384		Tompkins Trustco, Inc	1,984
2,560,669		Toronto-Dominion Bank	150,034
25,100		Towa Bank Ltd	340
95,776	e	TowneBank	2,945
62,441		Trico Bancshares	2,364
39,189	*	Tristate Capital Holdings, Inc	901
60,954	*	Triumph Bancorp, Inc	1,920
385,463		Trustco Bank Corp NY	3,546
117,893		Trustmark Corp	3,756
2,727,709		Turkiye Garanti Bankasi AS	7,708
517,367		Turkiye Halk Bankasi AS	1,470
1,335,490		Turkiye Is Bankasi (Series C)	2,452
7,589,418		Turkiye Sinai Kalkinma Bankasi AS	2,883
4,199,503		Turkiye Vakiflar Bankasi Tao	7,490
14,694	e	Two River Bancorp	266
96,664		UMB Financial Corp	6,952
387,262		Umpqua Holdings Corp	8,055
499,125	*	Unicaja Banco S.A.	787
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,467,988	*	UniCredit S.p.A	$120,655
95,008	*	Union Bank of India	214
147,288		Union Bankshares Corp	5,327
7,475	e	Union Bankshares, Inc	396
208,700		United Bank Ltd	355
186,464	e	United Bankshares, Inc	6,480
357,579		United Community Banks, Inc	10,062
106,368		United Community Financial Corp	971
160,623		United Financial Bancorp, Inc (New)	2,833
1,972,672		United Overseas Bank Ltd	38,887
24,881		United Security Bancshares	274
14,000	e	Unity Bancorp, Inc	277
44,053		Univest Corp of Pennsylvania	1,236
2,294,220		US Bancorp	122,924
13,758		Valiant Holding	1,488
1,098,746		Valley National Bancorp	12,328
149,859		Van Lanschot Kempen NV (ADR)	4,702
27,905	*	Veritex Holdings, Inc	770
586,861	*	Vijaya Bank	627
1,108,560		Virgin Money Holdings UK plc	4,246
5,027,412		VTB Bank OJSC (GDR)	9,140
194,166	*	Walker & Dunlop, Inc	9,223
152,632		Washington Federal, Inc	5,228
27,432		Washington Trust Bancorp, Inc	1,461
17,877		WashingtonFirst Bankshares, Inc	612
77,894		Waterstone Financial, Inc	1,328
67,498		Webster Financial Corp	3,791
11,738,743		Wells Fargo & Co	712,190
71,860		WesBanco, Inc	2,921
37,319		West Bancorporation, Inc	939
43,178	e	Westamerica Bancorporation	2,571
389,597	*	Western Alliance Bancorp	22,059
50,447		Western New England Bancorp, Inc	550
3,480,979		Westpac Banking Corp	84,670
217,718		Wintrust Financial Corp	17,933
356,122	*	WMIH Corp	302
1,082,225		Woori Bank	15,909
119,651		WSFS Financial Corp	5,725
9,212	*	Xenith Bankshares, Inc	312
17,800	e	Yamagata Bank Ltd	388
255,492		Yamaguchi Financial Group, Inc	3,028
84,000		Yamanashi Chuo Bank Ltd	365
846,471	*	Yapi ve Kredi Bankasi	968
2,354,623		Yes Bank Ltd	11,601
2,658,682		Zions Bancorporation	135,141
		TOTAL BANKS	11,340,568

CAPITAL GOODS - 8.1%
2,580,142		3M Co	607,288
363,637		A.O. Smith Corp	22,284
65,297		Aalberts Industries NV	3,317
69,468		Aaon, Inc	2,549
55,027		AAR Corp	2,162
423,655		ABB Ltd	11,347
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,242,689	*,e	Abengoa S.A.	$109
1,863,437		Aboitiz Equity Ventures, Inc	2,762
264,000		AcBel Polytech, Inc	197
434,827		ACS Actividades Construccion y Servicios S.A.	16,986
101,000		Actuant Corp (Class A)	2,555
15,209		Acuity Brands, Inc	2,677
647,748	*	Adani Enterprises Ltd	1,682
1,148,400		Advan Co Ltd	11,094
59,812		Advanced Drainage Systems, Inc	1,427
323,009	*	Aecom Technology Corp	12,000
36,421		Aecon Group, Inc	578
53,186	*	Aegion Corp	1,353
466,545	*	AerCap Holdings NV	24,545
121,237	*	Aerojet Rocketdyne Holdings, Inc	3,783
35,775	*	Aerovironment, Inc	2,009
27,204	*	AFG Arbonia-Forster Hldg	454
9,886		AG Growth International Inc	420
288,765		AGCO Corp	20,626
209,580		Ahlsell AB	1,349
42,327		AIA Engineering Ltd	1,028
118,999		Aica Kogyo Co Ltd	4,411
91,300		Aichi Corp	674
31,700		Aida Engineering Ltd	387
192,728		Air Lease Corp	9,268
123,432		Aircastle Ltd	2,887
235,611		Airtac International Group	4,220
45,824		Alamo Group, Inc	5,172
58,684		Alarko Holding AS	112
48,637		Albany International Corp (Class A)	2,989
227,753		Alfa Laval AB	5,387
2,677,714		Alfa S.A. de C.V. (Class A)	2,944
19,656	e	Alimak Group AB	307
391,516		Allegion plc	31,149
18,741,465	*	Alliance Global Group, Inc	6,007
19,577		Allied Motion Technologies, Inc	648
586,474		Allison Transmission Holdings, Inc	25,259
27,843		Alstom Projects India Ltd	317
39,271		Alstom RGPT	1,628
77,733	*	Alstom T&D India Ltd	540
48,183		Altra Holdings, Inc	2,428
194,536		Amada Co Ltd	2,641
24,364		Amara Raja Batteries Ltd	320
34,832	*	Ameresco, Inc	300
12,257	e	American Railcar Industries, Inc	510
64,202	*	American Woodmark Corp	8,362
294,395		Ametek, Inc	21,335
9,719		Andritz AG.	548
18,400		Anest Iwata Corp	206
48,012		Apogee Enterprises, Inc	2,196
261,342	e	Applied Industrial Technologies, Inc	17,797
425,997	*	Arabtec Holding Co	276
43,320		Arcadis NV	990
3,822	*,e	Arcam AB	161
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

817,419		Arconic, Inc	$22,275
90,634		Argan, Inc	4,079
36,007	*	Armstrong Flooring, Inc	609
115,725	*	Armstrong World Industries, Inc	7,007
31,100		Asahi Diamond Industrial Co Ltd	354
250,546		Asahi Glass Co Ltd	10,830
99,306		Aselsan Elektronik Sanayi Ve Ticaret AS	832
1,124,925		Ashok Leyland Ltd	2,099
30,223		Ashoka Buildcon Ltd	116
1,372,640		Ashtead Group plc	36,816
1,558,540		Assa Abloy AB	32,311
86,627	e	Astaldi S.p.A.	220
117,763		Astec Industries, Inc	6,889
19,383		Astral Polytechnik Ltd	257
35,903	*	Astronics Corp	1,489
858,016		Asunaro Aoki Construction Co Ltd	7,709
336,825	*	Atkore International Group, Inc	7,225
814,091		Atlas Copco AB (A Shares)	35,133
182,147		Atlas Copco AB (B Shares)	6,981
46,142	*	ATS Automation Tooling Systems, Inc	571
4,165	*	Aumann AG.	318
3,271,754		Austal Ltd	4,639
2,282,019		AviChina Industry & Technology Co	1,215
89,099	*,e	Axon Enterprise, Inc	2,361
44,788		AZZ, Inc	2,289
40,117		B&B Tools AB	421
88,310	e	Badger Daylighting Ltd	1,910
5,128,800		BAE Systems plc	39,627
440,050		Balfour Beatty plc	1,760
101,805	*,e	Ballard Power Systems, Inc	450
76,000		Bando Chemical Industries Ltd	891
142,000	*	Baoye Group Co Ltd	100
134,199		Barloworld Ltd	1,731
95,103		Barnes Group, Inc	6,017
5,678		Bauer AG.	204
8,980		BayWa AG.	346
53	*,†,m	Beacon Power Corp	0	^
160,416	*	Beacon Roofing Supply, Inc	10,228
439,299		Beijing Enterprises Holdings Ltd	2,600
183,000		Beijing Urban Construction Design & Development Group Co Ltd	106
6,787	*	BEML Ltd	172
1,722,637	*	Berjaya Corp BHD	143
1,491,400		Berli Jucker PCL	3,015
885,000		BES Engineering Corp	244
221,575		Besalco S.A.	262
2,345		BGF retail Co Ltd	33
859,800		Bharat Heavy Electricals	1,243
531,703		Bidvest Group Ltd	9,331
8,314		Biesse S.p.A.	421
27,609		Bird Construction Income Fund	223
891,155		Bizlink Holdings Inc	8,280
14,918	*,e	Blue Bird Corp	297
15,412	*	Blue Star Ltd	197
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,271	*	BMC Stock Holdings, Inc	$2,891
25,136		Bobst Group AG.	3,339
7,500		BOC Aviation Ltd	40
234,676		Bodycote plc	2,887
1,730,621		Boeing Co	510,377
4,270,233	*	Bombardier, Inc	10,293
23,813		Boskalis Westminster	897
13,853		Bossard Holding AG.	3,265
182,627		Boustead Singapore Ltd	117
520,461		Bouygues S.A.	27,006
24,650		Brenntag AG.	1,554
71,019		Briggs & Stratton Corp	1,802
51		Brookfield Business Partners LP	2
4,462		Bucher Industries AG.	1,813
7,536		Budimex S.A.	459
20,201		Bufab AB	262
265,238	*	Builders FirstSource, Inc	5,780
32,500		Bunka Shutter Co Ltd	312
269,724		Bunzl plc	7,536
29,970	e	Burckhardt Compression Holding AG.	9,711
6,839		Burkhalter Holding AG.	891
236,747		BWX Technologies, Inc	14,321
211,446		CAE, Inc	3,928
140,698	*	Caesarstone Sdot-Yam Ltd	3,095
198,801	*	CAI International, Inc	5,630
8,117		Carbone Lorraine	363
30,487		Carborundum Universal Ltd	180
23,929		Cargotec Corp (B Shares)	1,355
75,633		Carlisle Cos, Inc	8,596
2,128,510		Caterpillar, Inc	335,411
127,900		Central Glass Co Ltd	2,710
21,366		CENTROTEC Sustainable AG.	397
2,492	*	Cera Sanitaryware Ltd	146
282,625		CH Karnchang PCL	230
400,000		CH Karnchang PCL (ADR)	325
53,266	*	Chart Industries, Inc	2,496
209,520		Cheil Industries, Inc	24,628
284,590		Chemring Group plc	706
170,685	e	Chicago Bridge & Iron Co NV	2,755
1,016,875		Chicony Power Technology Co Ltd	2,112
160,000	e	China Aircraft Leasing Group Holdings Ltd	167
1,722,000	*,e	China Chengtong Development Group Ltd	112
3,951,192		China Communications Construction Co Ltd	4,483
1,733,500		China Conch Venture Holdings Ltd	4,010
1,220,000	*,e	China Energine International Holdings Ltd	58
1,132,318		China Fangda Group Co Ltd	686
218,000	e	China High Speed Transmission Equipment Group Co Ltd	376
689,000		China Lesso Group Holdings Ltd	445
3,390,443		China Railway Construction Corp	3,932
3,767,127		China Railway Group Ltd	2,782
368,080	e	China Singyes Solar Technologies Holdings Ltd	160
1,786,685		China State Construction International Holdings Ltd	2,496
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

113,838		China Yuchai International Ltd	$2,732
1,595,700		Chip Eng Seng Corp Ltd	1,161
97,000	e	Chiyoda Corp	713
9,300		Chiyoda Integre Co Ltd	226
19,010,000		Chongqing Machinery & Electric Co Ltd	1,990
17,700		Chudenko Corp	515
669,375		Chung Hsin Electric & Machinery Manufacturing Corp	500
405,391		CIMIC Group Ltd	16,214
211,476		CIR-Compagnie Industriali Riunite S.p.A.	296
28,285		CIRCOR International, Inc	1,377
8,198,796		Citic Pacific Ltd	11,829
1,789,000		Citic Resources Holdings Ltd	176
14,784		CJ Corp	2,503
2,867,725		CK Hutchison Holdings Ltd	35,933
159,700		CKD Corp	3,580
9,323,892		CNH Industrial NV	124,740
7,628,126		CNH Industrial NV (NYSE)	102,217
595,176	*	Cobham plc	1,015
17,099	*	Cochin Shipyard Ltd	148
883,999	*	Colfax Corp	35,024
43,081		Columbus McKinnon Corp	1,722
212,807		Comfort Systems USA, Inc	9,289
49,735	*	Commercial Vehicle Group, Inc	532
2,000,837		Compagnie de Saint-Gobain	110,119
5,559		Compagnie d’Entreprises CFE	812
240,500		COMSYS Holdings Corp	6,973
26,190,000		Concord New Energy Group Ltd	1,154
11,564		Construcciones y Auxiliar de Ferrocarriles S.A.	474
306,027	*	Continental Building Products Inc	8,615
1,618,450		Continental Engineering Corp	882
2,285		Conzzeta AG.	2,382
606,200	*,e	Cosco Corp Singapore Ltd	169
73,185		Cosel Co Ltd	1,201
270,175		Costain Group plc	1,706
135,627		Cramo Oyj (Series B)	3,216
97,982		Crane Co	8,742
306,500	e	CRCC High-Tech Equipment Corp Ltd	74
251,448	*	Crompton Greaves Ltd	366
4,753,321		CRRC Corp Ltd	5,070
3,318	e	CS Wind Corp	81
280,590	*	CSBC Corp Taiwan	107
27,124	*	CSW Industrials, Inc	1,246
373,000		CTCI Corp	566
66,974		Cubic Corp	3,948
389,154		Cummins, Inc	68,740
186,706		Curtiss-Wright Corp	22,750
68,205		Daelim Industrial Co	5,250
4,690		Daetwyler Holding AG.	906
111,311	*	Daewoo Engineering & Construction Co Ltd	616
34,366		Daewoo International Corp	582
8,300		Dai-Dan Co Ltd	222
125,400		Daifuku Co Ltd	6,813
57,641		Daihen Corp	544
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,000		Daiho Corp	$293
20,200		Daiichi Jitsugyo Co Ltd	609
219,474		Daikin Industries Ltd	25,934
18,500		Daiwa Industries Ltd	212
139,160		Dalian Refrigeration Co Ltd	68
7,630		Danieli & Co S.p.A.	181
32,035		Danieli & Co S.p.A. (RSP)	533
2,736		Dassault Aviation S.A.	4,254
77,512		DCC plc	7,801
952,524		Deere & Co	149,080
10,800		Denyo Co Ltd	193
72,773		Deutz AG.	658
14,674	*,e	Dialight plc	109
77,201	*	Dilip Buildcon Ltd	1,193
184,301		Diploma plc	3,103
50,934	*	DIRTT Environmental Solutions	273
27,682		DMC Global, Inc	693
16,114,080		DMCI Holdings, Inc	4,648
16,016		DMG Mori AG.	882
851,825	*	Dogan Sirketler Grubu Holdings	196
90,884		Donaldson Co, Inc	4,449
14,859		Dongkuk Structures & Construction Co Ltd	79
35,010		Doosan Bobcat, Inc	1,169
50,621	e	Doosan Heavy Industries and Construction Co Ltd	726
84,908	*	Doosan Infracore Co Ltd	688
36,644	e	Douglas Dynamics, Inc	1,385
902,447		Dover Corp	91,138
314,906	*	Drake & Scull International PJSC	193
33,169	*	Ducommun, Inc	944
82,250		Duerr AG.	10,461
27,759	*	DXP Enterprises, Inc	821
52,130	*	Dycom Industries, Inc	5,809
4,377,900		Dynasty Ceramic PCL	465
5,909		e Tec E&C Ltd	705
9,785		Eastern Co	256
1,907,974		Eaton Corp	150,749
171,065		Ebara Corp	6,499
16,216		Eicher Motors Ltd	7,690
40,542		Eiffage S.A.	4,437
730,100		Ekovest BHD	167
16,617		Elbit Systems Ltd	2,220
3,712		Electra Israel Ltd	895
481,250	*,e	Elementia SAB de C.V.	581
373,489		ElSwedy Cables Holding Co	3,138
173,514	*,e	Eltel AB	612
362,340		EMCOR Group, Inc	29,621
580,333		Emerson Electric Co	40,443
1,618,926		Empresa Brasileira de Aeronautica S.A.	9,761
33,597		Encore Wire Corp	1,634
34,068	*,e	Energous Corp	663
61,909	*,e	Energy Recovery, Inc	542
120,743		EnerSys	8,407
150,776	*	Engility Holdings, Inc	4,278
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

99,835		Engineers India Ltd	$312
101,034		EnPro Industries, Inc	9,448
376,000	*,e	Enric Energy Equipment Holdings Ltd	315
7,009	e	EnviroStar, Inc	280
214,454		Equifax, Inc	25,288
43,580		ESCO Technologies, Inc	2,626
37,085	*	Escorts Ltd	457
45,529	*	Esterline Technologies Corp	3,401
725,794		European Aeronautic Defence and Space Co	72,134
48,041		Exco Technologies Ltd	388
14,960	*	FACC AG.	311
44,341		Fanuc Ltd	10,637
2,600,517		Far Eastern Textile Co Ltd	2,337
516,410		Fastenal Co	28,242
9,120,000	*,e	FDG Electric Vehicles Ltd	384
65,000	*,e	FDK Corp	123
119,764		Federal Signal Corp	2,406
1,210		Feintool International Holding AG.	147
114,195		Fenner plc	616
382,978		Ferrovial S.A.	8,691
3,974	*,e	FIGEAC-AERO	90
329,887	*,e	Fincantieri S.p.A	495
6,989	*	Finetex EnE, Inc	30
292,422		Finmeccanica S.p.A.	3,475
221,669		Finning International, Inc	5,594
120,330	*	Finolex Cables Ltd	1,334
264,000	e	First Tractor Co	114
98,071		Flowserve Corp	4,132
25,339		FLSmidth & Co AS	1,474
299,031		Fluor Corp	15,445
77,346	*	Fomento de Construcciones y Contratas S.A.	799
2,050	*	Force Motors Ltd	119
2,219,195		Fortive Corp	160,559
600,362		Fortune Brands Home & Security, Inc	41,089
666,130		Foshan Electrical and Lighting Co Ltd	523
2,551,624	e	Fosun International	5,639
63,682	*,e	Foundation Building Materials, Inc	942
78,865		Franklin Electric Co, Inc	3,620
22,631		Freightcar America, Inc	387
242,100		Fudo Tetra Corp	393
337,540		Fuji Electric Holdings Co Ltd	2,536
127,792		Fuji Machine Manufacturing Co Ltd	2,451
845,578		Fujikura Ltd	7,437
33,900		Fujitec Co Ltd	489
22,400		Fukuda Corp	1,347
33,900		Fukushima Industries Corp	1,494
28,800		Furukawa Co Ltd	589
249,100		Furukawa Electric Co Ltd	12,247
68,519		Futaba Corp/Chiba	1,430
204,058		Galliford Try plc	3,543
707,088	e	Gamesa Corp Tecnologica S.A.	9,683
1,970,303		Gamuda BHD	2,415
611,911	*	Gardner Denver Holdings, Inc	20,762
66,491	e	GATX Corp	4,133
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,111	*	Gayatri Projects Ltd	$209
599,268		GEA Group AG.	28,671
5,074		Geberit AG.	2,233
10,000		Gecoss Corp	123
14,951	*	Gencor Industries, Inc	247
166,716	*	Generac Holdings, Inc	8,256
83,424		General Cable Corp	2,469
695,659	n	General Dynamics Corp	141,532
18,602,806	e,n	General Electric Co	324,619
10,805		Georg Fischer AG.	14,264
202,000		George Kent Malaysia BHD	175
52,040	*	Gibraltar Industries, Inc	1,717
7,600		Giken Seisakusho Co, Inc	199
230,857		Global Brass & Copper Holdings, Inc	7,641
89,756		Glory Ltd	3,383
1,348,263	*	GMR Infrastructure Ltd	473
319,452	*	GMS, Inc	12,024
56,317		Gorman-Rupp Co	1,758
452,373		Graco, Inc	20,456
451,632		Grafton Group plc	4,890
17,199		Graham Corp	360
69,482	*,e	Grana y Montero S.A. (ADR)	198
68,529		Granite Construction, Inc	4,347
102,001	*	Great Lakes Dredge & Dock Corp	551
52,066		Greaves Cotton Ltd	112
47,097	e	Greenbrier Cos, Inc	2,510
47,287		Griffon Corp	962
281,484		Grupo Carso S.A. de C.V. (Series A1)	930
73,000		Grupo Rotoplas SAB de C.V.	112
49,951	*,e	GS Engineering & Construction Corp	1,320
258,000		GS Yuasa Corp	1,281
1,511,593		Gunkul Engineering PCL	184
590,232		GWA International Ltd	1,305
52,929		H&E Equipment Services, Inc	2,152
663,813		Haitian International Holdings Ltd	1,997
23,949	*	Haldex AB	255
189,096	*	Hangzhou Steam Turbine Co	194
44,183	*	Hanjin Heavy Industries & Construction Co Ltd	137
419,879	h	Hanwa Co Ltd	19,378
105,857		Hanwha Corp	4,093
34,375		Hanwha Corp (3P)	583
450,500		HAP Seng Consolidated BHD	1,062
1,810,000		Harbin Power Equipment	758
21,709		Hardinge, Inc	378
18,600	e	Harmonic Drive Systems, Inc	1,083
341,659	*	Harsco Corp	6,372
236,945		Havells India Ltd	2,084
260,700		Hazama Ando Corp	2,037
73,441	*	HC2 Holdings, Inc	437
1,039,997	*	HD Supply Holdings, Inc	41,631
52,669	e	HEICO Corp	4,969
159,037		HEICO Corp (Class A)	12,572
168,101	*	Heidelberger Druckmaschinen	577
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

330,259	*	Hellenic Technodomiki Tev S.A.	$642
95,868	*	Herc Holdings, Inc	6,002
60,039	*	Hexagon Composites ASA	201
120,681		Hexcel Corp	7,464
37,600		Hibiya Engineering Ltd	800
225,518		Hillenbrand, Inc	10,081
337,422	*	Hindustan Construction Co	216
876,320		Hino Motors Ltd	11,319
12,700	e	Hirata Corp	1,306
13,200		Hisaka Works Ltd	140
68,091		Hitachi Construction Machinery Co Ltd	2,468
100,300		Hitachi Zosen Corp	527
166,977		Hiwin Technologies Corp	1,796
35,873		Hochtief AG.	6,335
35		Hock Seng Lee BHD	0	^
4,346,248		Honeywell International, Inc	666,541
46,800		Hong Leong Industries BHD	112
1,097,300		Hopewell Holdings	4,049
26,709		Hoshizaki Electric Co Ltd	2,366
89,642		Hosken Consolidated Investments Ltd	1,007
1,798,065		Howden Joinery Group plc	11,319
2,285,000	*,†,e,m	Hsin Chong Construction Group Ltd	3
77,200		Huangshi Dongbei Electrical Appliance Co Ltd	127
76,963		Hubbell, Inc	10,416
7,195		Huber & Suhner AG.	375
50,460		Hudaco Industries Ltd	587
132,462		Huntington Ingalls	31,221
10,290		Hurco Cos, Inc	434
43,797	*,e	Huttig Building Products, Inc	291
6,148		Hy-Lok Corp	129
65,890		Hyster-Yale Materials Handling, Inc	5,611
3,496	*	Hyundai Construction Equipment Co Ltd	551
62,686		Hyundai Development Co	2,255
3,496	*,e	Hyundai Electric & Energy System Co Ltd	372
48,613		Hyundai Elevator Co Ltd	2,470
80,138		Hyundai Engineering & Construction Co Ltd	2,717
24,235	*	Hyundai Heavy Industries	2,273
7,658	*	Hyundai Mipo Dockyard	563
15,947	*	Hyundai Rotem Co Ltd	279
38,400		Idec Corp	913
99,156		IDEX Corp	13,086
18,178	*	IES Holdings, Inc	314
3,158,012		IJM Corp BHD	2,380
264,471		Illinois Tool Works, Inc	44,127
11,335		IMARKETKOREA, Inc	95
361,199		IMI plc	6,501
9,667		Implenia AG.	653
111,340	e	Impregilo S.p.A.	430
32,034		IMS-Intl Metal Service	1,057
49,600		Inaba Denki Sangyo Co Ltd	2,313
29,900		Inabata & Co Ltd	452
37,989		Indus Holding AG.	2,703
40,273		Industria Macchine Automatiche S.p.A.	3,273
132,183	*	Industries Qatar QSC	3,558
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,746		Indutrade AB	$1,574
1,759,755		Ingersoll-Rand plc	156,953
31,957		Insteel Industries, Inc	905
46,436		Interpump Group S.p.A.	1,457
96,926		Invicta Holdings Ltd	400
224,804		Inwido AB	2,295
65,500		Iochpe-Maxion S.A.	454
537,580		IRB Infrastructure Developers Ltd	2,000
140,634		IS Dongseo Co Ltd	4,572
53,200		Iseki & Co Ltd	1,341
4,171		ISGEC Heavy Engineering Ltd	515
2,577,623		Ishikawajima-Harima Heavy Industries Co Ltd	85,490
835,450		Italian-Thai Development PCL	101
32,599		Italmobiliare S.p.A	933
1,943,794		Itochu Corp	36,235
167,667		ITT, Inc	8,948
65,200		Iwatani International Corp	2,096
263,199		Jacobs Engineering Group, Inc	17,361
558,199		Jain Irrigation Systems Ltd	1,097
694,673	*	Jaiprakash Associates Ltd	282
6,900		Jamco Corp	162
20,660		Japan Pulp & Paper Co Ltd	792
39,000		Japan Steel Works Ltd	1,253
247,614		Jardine Matheson Holdings Ltd	15,023
259,100		Jardine Strategic Holdings Ltd	10,255
211,342	*	JELD-WEN Holding, Inc	8,321
2,794,037		JG Summit Holdings (Series B)	4,035
26,081		JGC Corp	504
54,383		John Bean Technologies Corp	6,026
4,938,400		John Keells Holdings plc	4,778
486,291		John Laing Group plc	1,930
657,713	e	Johnson Controls International plc	25,065
1,180,375		Johnson Electric Holdings Ltd	4,936
6,006	*	JOST Werke AG.	302
997,591		JTEKT Corp	17,093
31,567		Jungheinrich AG.	1,484
2,120		JVM Co Ltd	114
61,155		Kadant, Inc	6,140
73,264		Kajaria Ceramics Ltd	836
1,563,938		Kajima Corp	15,026
25,040	*	Kalpataru Power Transmission Ltd	185
163,100	*	Kama Co Ltd	160
47,934		Kaman Corp	2,820
49,300		Kamei Corp	852
94,100		Kanamoto Co Ltd	2,911
296,000		Kandenko Co Ltd	3,109
204,300		Kanematsu Corp	2,819
1,680,911		KAP Industrial Holdings Ltd	1,080
3,824		Kardex AG.	469
30,100	e	Katakura Industries Co Ltd	410
6,700		Kato Works Co Ltd	203
15,648		Kawasaki Heavy Industries Ltd	547
570,849		KBR, Inc	11,320
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,706		KC Tech Co Ltd	$776
5,563		KCC Corp	1,980
149,883		KEC International Ltd	898
67,029		Keihan Electric Railway Co Ltd	1,972
91,435		Keller Group plc	1,201
23,100		Kendrion NV	1,113
617,578		Kennametal, Inc	29,897
8,524	e	KEPCO Engineering & Construction Co, Inc	190
973,977		Keppel Corp Ltd	5,330
79,317	*,e	KEYW Holding Corp, The	466
60,326		Kier Group plc	884
216,900		Kinden Corp	3,532
37,000		King Slide Works Co Ltd	498
366,231	*	Kingspan Group plc	16,047
68,000		Kinik Co	198
50,048		KION Group AG.	4,308
48,900		Kitz Corp	378
408,231		Kloeckner & Co AG.	5,016
125,928	*	KLX, Inc	8,595
675,369		KOC Holding AS	3,291
22,762		Koenig & Bauer AG.	1,710
3,776		Kolon Corp	216
577,683		Komatsu Ltd	20,877
2,251		Komax Holding AG.	737
30,790		Komori Corp	432
88,807		Kone Oyj (Class B)	4,769
73,541		Konecranes Oyj	3,366
144,074		Koninklijke BAM Groep NV	661
80,965		Koninklijke Volkerwessels NV	2,307
71,542		Korea Aerospace Industries Ltd	3,170
3,412		Korea Electric Terminal Co Ltd	214
18,808	*,e	Kornit Digital Ltd	304
148,911	*	Kratos Defense & Security Solutions, Inc	1,577
10,116		Krones AG.	1,385
67,000		KS Terminals, Inc	143
972,000	*,e	KuangChi Science Ltd	309
321,658		Kubota Corp	6,291
87,600		Kumagai Gumi Co Ltd	2,444
10,323		Kumho Industrial Co Ltd	92
40,000		Kung Long Batteries Industrial Co Ltd	193
77,598		Kurita Water Industries Ltd	2,516
15,470		Kuroda Electric Co Ltd	371
59,700		Kyokuto Kaihatsu Kogyo Co Ltd	1,050
247,200		Kyowa Exeo Corp	6,391
33,300		Kyudenko Corp	1,608
3,608		Kyung Dong Navien Co Ltd	173
222,986		L3 Technologies, Inc	44,118
1,881	*	Lakshmi Machine Works Ltd	172
659,713		Larsen & Toubro Ltd	12,990
13,735	*	Lawson Products, Inc	340
33,164	*,e	Layne Christensen Co	416
15,330	*	LB Foster Co (Class A)	416
36,989		Legrand S.A.	2,844
15,015		Lehto Group Oyj	228
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,851		Lennox International, Inc	$19,962
364,487		LG Corp	30,975
24,903		LG Hausys Ltd	2,256
18,217		LG International Corp	462
6,828		LIG Nex1 Co Ltd	381
115,844		Lincoln Electric Holdings, Inc	10,609
40,278		Lindab International AB	335
17,579	e	Lindsay Corp	1,550
27,645		LISI	1,330
170,665		LIXIL Group Corp	4,611
472,358		Lockheed Martin Corp	151,651
1,241,000		Lonking Holdings Ltd	543
26,008		Lotte Confectionery Co Ltd	1,586
67,357		LS Cable Ltd	4,558
9,600		LS Industrial Systems Co Ltd	584
131,248		LSI Industries, Inc	903
116,040		Luceco plc	174
152,000	*,e	Luoyang Glass Co Ltd	79
88,404	*	Lydall, Inc	4,487
5,585		Mabuchi Motor Co Ltd	302
1,243,000		Maeda Corp	17,109
12,400		Maeda Kosen Co Ltd	229
314,000		Maeda Road Construction Co Ltd	7,194
31,617		Magellan Aerospace Corp	528
1,625,881	e	Maire Tecnimont S.p.A	8,402
73,748		Makino Milling Machine Co Ltd	743
26,714		Makita Corp	1,120
1,011,700		Malaysian Resources Corp BHD	279
22,423		MAN AG.	2,567
16,159		Manitou BF S.A.	591
53,072	*	Manitowoc Co, Inc	2,088
319,000	*	Marcopolo S.A.	384
1,447,958		Marubeni Corp	10,468
2,355,246		Masco Corp	103,490
95,535	*	Masonite International Corp	7,084
235,664	*	Mastec, Inc	11,536
56,900		Max Co Ltd	814
35,526		Maxar Technologies Ltd	2,287
1,193		MBB SE	124
475,200		Megawide Construction Corp	171
739,575		Meggitt plc	4,802
134,000		Meidensha Corp	553
1,208,896		Melrose Industries plc	3,458
82,065	*	Mercury Systems, Inc	4,214
145,656	*	Meritor, Inc	3,417
7,200		METAWATER Co Ltd	186
12,674		Metso Oyj	432
213,009		Micron Machinery Co Ltd	2,855
103,774	*	Middleby Corp	14,004
386,949	*	Milacron Holdings Corp	7,406
63,820		Millat Tractors Ltd	678
18,164		Miller Industries, Inc	469
818,300		Minebea Co Ltd	17,067
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

854,300		Miraito Holdings Corp	$12,701
383,500		MISUMI Group, Inc	11,134
1,778,387		Mitsubishi Corp	49,037
1,070,957		Mitsubishi Electric Corp	17,749
71,091		Mitsubishi Heavy Industries Ltd	2,651
20,700		Mitsubishi Nichiyu Forklift Co Ltd	183
85,700		Mitsuboshi Belting Co Ltd	1,175
2,387,569		Mitsui & Co Ltd	38,735
45,900		Mitsui Engineering & Shipbuilding Co Ltd	686
78,100		Miura Co Ltd	2,097
3,138,230		MMC Corp BHD	1,590
255,755		Monadelphous Group Ltd	3,452
86,600	e	MonotaRO Co Ltd	2,760
97,986	*	Moog, Inc (Class A)	8,510
666,013		Morgan Crucible Co plc	3,033
85,000		Mori Seiki Co Ltd	1,750
17,400		Morita Holdings Corp	327
799,951		Mota Engil SGPS S.A.	3,516
330,784	*	MRC Global, Inc	5,597
118,369		MSC Industrial Direct Co (Class A)	11,442
62,562		MTU Aero Engines Holding AG.	11,179
120,315		Mueller Industries, Inc	4,263
643,927		Mueller Water Products, Inc (Class A)	8,068
205,300		Muhibbah Engineering M BHD	144
43,168	*,e	Munters Group AB	291
1,007,554		Murray & Roberts Holdings Ltd	986
121,504	*	MYR Group, Inc	4,341
14,227		Nabtesco Corp	544
120,332		Nachi-Fujikoshi Corp	805
232,485		Nagarjuna Construction Co	486
227,700		Nagase & Co Ltd	4,093
191,200		Namura Shipbuilding Co Ltd	1,176
119,943		National Central Cooling Co PJSC	59
8,587	e	National Presto Industries, Inc	854
300,699	*	Navistar International Corp	12,894
90,622		NCC AB (B Shares)	1,738
133,294	*	NCI Building Systems, Inc	2,573
164,589		New Flyer Industries, Inc	7,071
14,960,000	*,e	New Provenance Everlasting Holdings Ltd	297
18,131		Nexans S.A.	1,108
44,953	*,e	Nexeo Solutions, Inc	409
25,551		NGK Insulators Ltd	481
220,666	e	Nibe Industrier AB	2,114
324,424		Nichias Corp	4,311
21,200		Nichiden Corp	435
20,100		Nichiha Corp	840
61,625		Nidec Corp	8,629
3,200		Nihon Trim Co Ltd	145
17,295	*	Nilfisk Holding A.S.	1,012
41,000		Nippo Corp	958
18,500		Nippon Densetsu Kogyo Co Ltd	400
43,200		Nippon Koei Co Ltd	1,339
4,800		Nippon Road Co Ltd	280
278,730	*,e	Nippon Sharyo Ltd	837
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,700	*	Nippon Sheet Glass Co Ltd	$504
72,145		Nippon Steel Trading Co Ltd	4,369
206,300		Nippon Thompson Co Ltd	1,643
207,800		Nishimatsu Construction Co Ltd	5,814
16,700		Nishio Rent All Co Ltd	541
4,600		Nissei ASB Machine Co Ltd	280
293,252		Nisshinbo Industries, Inc	3,971
117,900		Nissin Electric Co Ltd	1,369
11,900		Nitta Corp	458
106,800		Nitto Boseki Co Ltd	3,072
15,400		Nitto Kogyo Corp	247
6,573		Nitto Kohki Co Ltd	166
8,200		Nittoku Engineering Co Ltd	346
16,684	*	NKT Holding AS	762
46,613		NN, Inc	1,287
681,580	*,e	Noble Group Ltd	101
50,996		Nolato AB (B Shares)	3,351
38,843	*,e	Nordex AG.	412
140,608		Nordson Corp	20,585
29,391		Noritake Co Ltd	1,486
16,800		Noritz Corp	329
21,003		NORMA Group	1,406
663,074		Northrop Grumman Corp	203,504
17,682	*	Northwest Pipe Co	338
184,789	*,e	NOW, Inc	2,038
91,931		NSK Ltd	1,440
424,000		NTN Corp	2,093
14,134	*	NV5 Holdings, Inc	765
2,904,490		NWS Holdings Ltd	5,231
7,000		Obara Corp	479
717,415		Obayashi Corp	8,666
80,611	*	Obrascon Huarte Lain S.A.	481
527,007		OC Oerlikon Corp AG.	8,896
3,245		OHB AG.	174
120,000		Oiles Corp	2,398
19,500		Okabe Co Ltd	186
19,028		Okuma Holdings, Inc	1,258
18,600		Okumura Corp	764
5,363		Omega Flex, Inc	383
38,371	*	Orascom Construction Ltd	317
133,285		Orbital ATK, Inc	17,527
4,400		Organo Corp	128
172,693	*	Orion Marine Group, Inc	1,352
45,200		OSG Corp	976
205,923		Oshkosh Truck Corp	18,716
78,300		OSJB Holdings Corp	233
351,962		Osram Licht AG.	31,516
5,487		Otokar Otobus Karoseri Sanayi AS	179
86,540	*	Outotec Oyj	737
1,381,298		Owens Corning, Inc	126,997
192,524		PACCAR, Inc	13,685
139,400		Pak Elektron Ltd	60
300,000		Pantaloon Retail India Ltd	228
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

993,648		Parker-Hannifin Corp	$198,312
40,793	*	Patrick Industries, Inc	2,833
624,237		Peab AB (Series B)	5,371
96,331		Pentair plc	6,803
727,500		Penta-Ocean Construction Co Ltd	5,420
38,494		PER Aarsleff A.S.	1,213
243,000		PESTECH International Bhd	105
17,549		Pfeiffer Vacuum Technology AG.	3,288
150,886	*	PGT, Inc	2,542
321,706		Philips Lighting NV	11,799
8,293		Pinguely-Haulotte	160
393,479	*,e	Plug Power, Inc	929
160,690	*	Ply Gem Holdings, Inc	2,973
41,756	*	PNC Infratech Ltd	133
405,527		Polypipe Group plc	2,153
195,600		Polyplex PCL	79
23,283		Ponsse Oy	737
8,643	e	Porr AG.	289
17,180		Powell Industries, Inc	492
5,177		Preformed Line Products Co	368
2,531		Prima Industrie S.p.A	102
118,403		Primoris Services Corp	3,219
42,735	*	Proto Labs, Inc	4,402
46,478		Prysmian S.p.A.	1,514
1,132,632		PT Adhi Karya Persero Tbk	157
1,852,400		PT AKR Corporindo Tbk	867
5,000,000		PT Arwana Citramulia Tbk	126
1,217,100		PT Asahimas Flat Glass Tbk	540
2,803,600	*,†,m	PT Inovisi Infracom Tbk	24
7,135,788		PT Pembangunan Perumahan Tbk	1,385
2,245,700	*	PT Sitara Propertindo Tbk	129
14,727,500		PT Waskita Karya Persero Tbk	2,399
1,944,123		PT Wijaya Karya	222
1,657,873		QinetiQ plc	5,173
19,000		QST International Corp	70
58,477		Quanex Building Products Corp	1,368
539,545	*	Quanta Services, Inc	21,102
150,800		Raito Kogyo Co Ltd	1,722
181,223		Ramirent Oyj	1,698
121,813		Randon Participacoes S.A.	263
2,116		Rational AG.	1,361
190,266		Raubex Group Ltd	307
68,591		Raven Industries, Inc	2,356
919,653		Raytheon Co	172,757
42,874	*	RBC Bearings, Inc	5,419
484,193		RCR Tomlinson Ltd	1,509
201,797		Rechi Precision Co Ltd	194
100,621		Regal-Beloit Corp	7,708
633,501	e	Reliance Worldwide Corp Ltd	1,918
512,515		Reunert Ltd	2,987
39,056		REV Group, Inc	1,270
33,054	*,e	Revolution Lighting Technologies, Inc	109
50,218		Rexel S.A.	909
367,960	*	Rexnord Corp	9,574
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

118,713		Rheinmetall AG.	$15,013
1,856		Rieter Holding AG.	453
305,786		Rockwell Automation, Inc	60,041
192,064		Rockwell Collins, Inc	26,048
5,802		Rockwool International AS (B Shares)	1,645
1,031,986		Rolls-Royce Group plc	11,778
599,037		Roper Industries, Inc	155,151
539,404		Rotork plc	1,936
78,000		Run Long Construction Co Ltd	113
19,066	*	Rush Enterprises, Inc	919
211,407	*	Rush Enterprises, Inc (Class A)	10,742
211,354		Russel Metals, Inc	4,905
158,800		Ryobi Ltd	4,503
39,892		Saab AB (Class B)	1,940
254,622	*	Sacyr Vallehermoso S.A.	719
100,455	*	Sadbhav Engineering Ltd	671
397,349		Safran S.A.	40,985
501,706		Salfacorp S.A.	926
80,609	*,e	Samsung Engineering Co Ltd	933
206,702	*,e	Samsung Heavy Industries Co Ltd	1,413
32,135	*	Samsung Techwin Co Ltd	1,067
72,623		San Shing Fastech Corp	144
1,479,894		Sandvik AB	25,905
24,900		Sanki Engineering Co Ltd	303
14,100		Sankyo Tateyama, Inc	213
284,100		Sanwa Shutter Corp	3,904
652,000	*	Sany Heavy Equipment International	143
5,200		Sanyo Denki Co Ltd	372
16,177		Savaria Corp	234
28,991		Schindler Holding AG.	6,668
15,817		Schindler Holding AG. (Registered)	3,577
33,577	*	Schneider Electric Infrastructure Ltd	66
2,326,718		Schneider Electric S.A.	197,260
1,462		Schweiter Technologies AG.	1,895
227,191		Seibu Holdings, Inc	4,292
117,100		Sekisui Jushi Corp	2,384
769,883	e	SembCorp Industries Ltd	1,739
460,800	e	SembCorp Marine Ltd	631
6,311	e	Semperit AG. Holding	167
264,530		Senior plc	931
377,160	*	Sensata Technologies Holding BV	19,277
15,622	*	Senvion S.A.	193
69,385		Seven Network Ltd	823
10,447		SFS Group AG.	1,212
81,277	*	SGL Carbon AG.	1,107
163,708	*	SGSB Group Co Ltd	156
11,096,000	e	Shanghai Dasheng Agricultural Finance Technology Co Ltd	909
230,980		Shanghai Diesel Engine Co Ltd	176
3,103,025	*,e	Shanghai Electric Group Co Ltd	1,276
194,600		Shanghai Highly Group Co Ltd	164
2,139,508		Shanghai Industrial Holdings Ltd	6,119
1,964,000		Shanghai Prime Machinery Co Ltd	377
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

198,971		Shapir Engineering and Industry Ltd	$799
9,300		Shibuya Kogyo Co Ltd	384
464,329		Shikun & Binui Ltd	1,034
14,700		Shima Seiki Manufacturing Ltd	926
130,551		Shimizu Corp	1,346
94,000		Shin Zu Shing Co Ltd	237
63,000		Shinko Electric Co Ltd	243
199,190		Shinmaywa Industries Ltd	1,894
204,600		Shinnihon Corp	1,792
28,400		SHO-BOND Holdings Co Ltd	2,021
1,318,883		Siemens AG.	182,609
115,463		Siemens India Ltd	2,235
5,809	e	SIF Holding NV	121
348,340		SIG plc	829
2,179,260		Sime Darby BHD	1,190
164,291		Simpson Manufacturing Co, Inc	9,432
4,366,000		Singamas Container Holdings Ltd	892
1,536,287		Singapore Technologies Engineering Ltd	3,738
11,200		Sinko Industries Ltd	216
430,957		Sino Thai Engineering & Construction PCL	309
2,135,000	e	Sinotruk Hong Kong Ltd	2,405
1,218,366	*	Sintex Plastics Technology Ltd	1,599
85,600		Sintokogio Ltd	1,091
58,319	*	SiteOne Landscape Supply, Inc	4,473
70,651		SK C&C Co Ltd	18,677
129,286		SK Networks Co Ltd	803
99,386		Skanska AB (B Shares)	2,059
232,077		SKF AB (B Shares)	5,156
7,260,600		SKP Resources BHD	4,090
28,578	*,e	SLM Solutions Group AG.	1,635
189,810		SM Investments Corp	3,764
30,192		SMC Corp	12,390
218,090		Smiths Group plc	4,377
143,933		Snap-On, Inc	25,088
123,887		SNC-Lavalin Group, Inc	5,623
96,400	e	Sodick Co Ltd	1,249
2,169,600		Sojitz Holdings Corp	6,647
9,338		Solar Holdings AS (B Shares)	614
10,104	*	Somany Ceramics Ltd	144
47,510	*,e	Sparton Corp	1,096
82,342		Spirax-Sarco Engineering plc	6,225
379,193		Spirit Aerosystems Holdings, Inc (Class A)	33,085
367,102	*	SPX Corp	11,523
409,968	*	SPX FLOW, Inc	19,494
20,892		Standex International Corp	2,128
532,813		Stanley Works	90,413
20,100	e	Star Micronics Co Ltd	347
153,709	*	Ste Industrielle d’Aviation Latecoere S.A.	1,053
74,410	*	Sterling Construction Co, Inc	1,211
8,724	e	Sulzer AG.	1,058
1,187,570		Sumitomo Corp	20,143
11,800		Sumitomo Densetsu Co Ltd	251
1,117,497		Sumitomo Heavy Industries Ltd	47,086
857,740		Sumitomo Mitsui Construction C	4,780
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,833		Sun Hydraulics Corp	$2,577
110,000		Sunonwealth Electric Machine Industry Co Ltd	193
141,736	*,e	Sunrun, Inc	836
1,682,422		Sunway Construction Group BHD	1,043
1,455,589	*	Suzlon Energy Ltd	354
55,368	e	Sweco AB (B Shares)	1,227
1,092,000		Syncmold Enterprise Corp	2,330
64,200		Tadano Ltd	1,061
5,198	*	Taewoong Co Ltd	94
26,456	*	Taeyoung Engineering & Construction	255
1,025,000		Tai United Holdings Ltd	133
41,500		Taihei Dengyo Kaisha Ltd	1,070
14,400		Taikisha Ltd	486
221,719		Taisei Corp	11,026
749,670	*	Taiwan Glass Industrial Corp	561
214,293		Takamatsu Corp	6,033
22,264		Takara Standard Co Ltd	359
117,400		Takasago Thermal Engineering Co Ltd	2,147
20,600		Takeuchi Manufacturing Co Ltd	487
78,600		Takuma Co Ltd	1,098
110,510	e	Talgo S.A.	564
72,106		Tarkett S.A.	3,024
27,300		Tatsuta Electric Wire and Cable Co Ltd	217
292,300	*	Tebrau Teguh BHD	103
14,704	*	Techno Electric & Engineering Co Ltd	95
1,784,679		Teco Electric and Machinery Co Ltd	1,704
11,500		Teikoku Sen-I Co Ltd	231
98,727		Tekfen Holding AS	442
41,800		Tekken Corp	1,266
79,554	*	Teledyne Technologies, Inc	14,411
29,318		Tennant Co	2,130
1,653,742		Terex Corp	79,743
47,230	*,e	Textainer Group Holdings Ltd	1,015
3,089,891		Textron, Inc	174,857
129,228		Thales S.A.	13,907
21,654	*,e	The ExOne Company	182
37,446	*	Thermax Ltd	718
183,608	*	Thermon Group Holdings	4,346
228,092		THK Co Ltd	8,526
52,176		Timken Co	2,564
11,540	*	Timken India Ltd	159
80,964		Titan International, Inc	1,043
76,684	*	Titan Machinery, Inc	1,623
83,164		TKH Group NV	5,282
8,400	*	Toa Corp/Tokyo	226
30,700		Tocalo Co Ltd	1,365
329,000		Toda Corp	2,633
5,200		Toenec Corp	158
267,100		Tokai Corp	2,268
88,460		Tokyu Construction Co Ltd	860
300,226		Toro Co	19,584
113,244		Toromont Industries Ltd	4,964
870,443	*	Toshiba Corp	2,449
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,964		Toshiba Machine Co Ltd	$468
30,100		Toshiba Plant Systems & Services Corp	561
1,067,400	*	Totalindo Eka Persada Tbk PT	282
53,800		Totetsu Kogyo Co Ltd	1,784
15,900		Toto Ltd	936
1,019,800		Toyo Construction Co Ltd	5,946
17,399	e	Toyo Engineering Corp	201
6,200		Toyo Tanso Co Ltd	194
241,836		Toyota Tsusho Corp	9,715
77,636	*	TPI Composites, Inc	1,588
3,365,861		Trakya Cam Sanayi AS	4,102
15,735		TransDigm Group, Inc	4,321
2,037,553		Travis Perkins plc	43,108
319,687		Trelleborg AB (B Shares)	7,398
108,673		Trencor Ltd	422
69,514	*	Trex Co, Inc	7,535
82,227	*	Trimas Corp	2,200
103,848		Trinity Industries, Inc	3,890
79,226		Triton International Ltd	2,967
678,320		Triumph Group, Inc	18,450
26,600		Trusco Nakayama Corp	775
24,200		Tsubaki Nakashima Co Ltd	575
397,000		Tsubakimoto Chain Co	3,203
35,000		Tsugami Corp	448
16,500		Tsukishima Kikai Co Ltd	220
11,200		Tsurumi Manufacturing Co Ltd	206
6,303,715		Turk Sise ve Cam Fabrikalari AS	7,811
8,755		Turk Traktor ve Ziraat Makineleri AS	176
61,661	*	Tutor Perini Corp	1,563
16,435	*	Twin Disc, Inc	437
445,700		UEM Edgenta BHD	275
48,115		Ultra Electronics Holdings	874
5,500		Union Tool Co	201
400,100		Unique Engineering & Construction PCL	200
429,900	e	United Engineers Ltd	848
1,496,000		United Integrated Services Co Ltd	2,944
284,550	*	United Rentals, Inc	48,917
566,358		United Technologies Corp	72,250
182,812	*	Univar, Inc	5,660
304,327		Universal Forest Products, Inc	11,449
33,966		Uponor Oyj	684
1,765,115	*	USG Corp	68,063
410,200		Ushio, Inc	5,851
283,645		Valmet Corp	5,597
52,700		Valmont Industries, Inc	8,740
225,100		Vanachai Group PCL	76
67,127		VAT Group AG.	9,927
153,845	*	Vectrus, Inc	4,746
19,303	*	Veritiv Corp	558
148,776		Vestas Wind Systems AS	10,280
161,889		Vesuvius plc	1,271
67,232		V-Guard Industries Ltd	257
32,039	*	Vicor Corp	670
1,168,331		Vinci S.A.	119,277
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,702,000	*,e	Vision Fame International Holding Ltd	$66
63,731	*	Voltas Ltd	654
33,995		Voltronic Power Technology Corp	588
846,074		Volvo AB (B Shares)	15,755
6,236	*	Vossloh AG.	350
70,420		W.W. Grainger, Inc	16,637
97,878		Wabash National Corp	2,124
257,392	*	WABCO Holdings, Inc	36,936
100,902	e	Wabtec Corp	8,216
17,460		Wacker Construction Equipment AG.	628
24,777		Wajax Income Fund	486
113,500		Wakita & Co Ltd	1,389
18,344,000		Walsin Lihwa Corp	10,818
2,379	e	Walter Meier AG.	95
118,728		Wartsila Oyj (B Shares)	7,493
21,561		Washtec AG.	2,030
66,928		Watsco, Inc	11,380
165,572		Watts Water Technologies, Inc (Class A)	12,575
597,361	*	WCT Berhad	239
461,718		Weg S.A.	3,357
1,977,284		Weichai Power Co Ltd	2,160
1,151,033		Weir Group plc	32,993
412,379	*	Welbilt, Inc	9,695
4,018,000		Welling Holding Ltd	1,026
102,058	*	Wesco Aircraft Holdings, Inc	755
466,947	*	WESCO International, Inc	31,822
7,341	*	Willis Lease Finance Corp	183
32,550		Wilson Bayly Holmes-Ovcon Ltd	409
354,801		Wolseley plc	25,462
112,757		Woodward Governor Co	8,630
149,224	e	WSP Global, Inc	7,112
79,112		Xxentria Technology Materials Corp	173
114,027		Xylem, Inc	7,777
14,700		Yahagi Construction Co Ltd	128
19,700		YAMABIKO Corp	311
35,400		Yamazen Corp	416
9,443,418		Yangzijiang Shipbuilding	10,355
23,149	*	Yazicilar Holding AS	145
74,435	e	YIT Oyj	569
70,600		Yokogawa Bridge Holdings Corp	1,649
61,100		Yuasa Trading Co Ltd	2,218
236,000		Yungtay Engineering Co Ltd	381
198,900		Yurtec Corp	1,697
4,900	e	Yushin Precision Equipment Co Ltd	140
160,236		Zardoya Otis S.A.	1,752
5,880		Zehnder Group AG.	241
164,400		Zhengzhou Coal Mining Machinery Group Co Ltd	82
596,041		Zhuzhou CSR Times Electric Co Ltd	3,868
68,500		Zodiac S.A.	2,047
16,759		Zumtobel AG.	201
		TOTAL CAPITAL GOODS	10,282,011
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
15,600	*,e	51job, Inc (ADR)	$949
149,789		ABM Industries, Inc	5,650
261,128	*	Acacia Research (Acacia Technologies)	1,058
253,652	*	ACCO Brands Corp	3,095
238,664		Adecco S.A.	18,239
210,368	*	Advanced Disposal Services, Inc	5,036
13,400		Aeon Delight Co Ltd	501
114,052		AF AB	2,515
160,317	e	Aggreko plc	1,725
560,057		ALS Ltd	3,043
8,876		Amadeus Fire AG	822
121,327		American Banknote S.A.	678
88,573		Applus Services S.A.	1,197
130,573	*	ARC Document Solutions, Inc	333
14,024		Assystem	503
599,794		Babcock International Group	5,713
20,103		Barrett Business Services, Inc	1,296
19,800		Bell System24 Holdings, Inc	249
19,000		Benefit One, Inc	397
3,394		Bertrandt AG.	412
14,574		BG Staffing, Inc	232
320,197		Biffa plc	1,133
288,209		Bilfinger Berger AG.	13,651
193,839	*	Bingo Industries Ltd	386
254,879		Blue Label Telecoms Ltd	308
180,387		Brady Corp (Class A)	6,837
1,393,614		Brambles Ltd	10,922
363,451		Bravida Holding AB	2,430
106,338		Brink’s Co	8,369
12,050		Brunel International NV	219
217,949		Bureau Veritas S.A.	5,953
555,110		Capita Group plc	2,999
3,558,000	*,e	Capital Environment Holdings Ltd	162
245,843	*	Casella Waste Systems, Inc (Class A)	5,659
53,195	*,e	Caverion Corp	376
326,408	*	CBIZ, Inc	5,043
177,318		Ceco Environmental Corp	910
13,646		Cewe Color Holding AG.	1,439
2,203,951		China Everbright International Ltd	3,144
532,000	e	China Greenland Broad Greenstate Group Co Ltd	102
207,718		Cintas Corp	32,369
110,893	*	Clean Harbors, Inc	6,010
243,883	*,e	Clean TeQ Holdings Ltd	283
49,000		Cleanaway Co Ltd	288
1,319,627		Cleanaway Waste Management Ltd	1,537
39,713	*,e	Cogint, Inc	175
2,988		Compx International, Inc	40
960,934	*	Copart, Inc	41,503
204,470	e	Covanta Holding Corp	3,456
39,950		CRA International, Inc	1,796
48,905		Dai Nippon Printing Co Ltd	1,089
22,200		Daiseki Co Ltd	617
160,827		De La Rue plc	1,393
84,952		Deluxe Corp	6,528
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,425		Derichebourg	$518
1,741,617		Downer EDI Ltd	9,369
80,657		Dun & Bradstreet Corp	9,551
103,098		Duskin Co Ltd	2,718
360,271	*,†,m	Dyax Corp	400
976,000	e	Dynagreen Environmental Protection Group Co Ltd	561
1,117,182		Edenred	32,342
13,016	e	Elanders AB	130
115,858		Elis S.A.	3,199
42,400		en-japan, Inc	1,995
42,290		Ennis, Inc	877
63,155		Essendant, Inc	585
868,902		Experian Group Ltd	19,153
75,554		Exponent, Inc	5,372
9,728	e	Fila S.p.A	230
22,326		Forrester Research, Inc	987
19,390	*	Franklin Covey Co	402
66,022	*	FTI Consulting, Inc	2,836
11,600		Fullcast Co Ltd	237
21,150		Funai Soken Holdings, Inc	473
13,110		GL Events	385
21,944	*	GP Strategies Corp	509
458,000		Greentown Service Group Co Ltd	358
1,305,059		Group 4 Securicor plc	4,697
3,554		Groupe CRIT	310
25,019		Gunnebo AB	103
3,999,857		Hays plc	9,851
124,152		Healthcare Services Group	6,545
41,787		Heidrick & Struggles International, Inc	1,026
78,689	*	Heritage-Crystal Clean, Inc	1,711
125,357		Herman Miller, Inc	5,021
64,534	*	Hill International, Inc	352
73,860		HNI Corp	2,849
517,115		HomeServe plc	5,652
67,617	*	Hudson Technologies, Inc	410
58,986	*	Huron Consulting Group, Inc	2,386
48,183	*	ICF International, Inc	2,530
693,542	*	IHS Markit Ltd	31,313
4,477	*	Indiabulls Wholesale Service	16
76,472	*	Innerworkings, Inc	767
311,492		Insperity, Inc	17,864
286,228		Interface, Inc	7,199
195,002		Intertek Group plc	13,637
39,916	e	Intertrust NV	749
158,455	e	Intrum Justitia AB	5,859
63,491		IPH Ltd	272
187,661		ISS A.S.	7,265
22,071	e	ITAB Shop Concept AB	139
44,000		Itoki Corp	325
423,671		IWG plc	1,472
8,400	e	JAC Recruitment Co Ltd	163
1,953		Kaba Holding AG.	1,819
487,377		KAR Auction Services, Inc	24,617
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,000		KD Holding Corp	$111
50,850		Kelly Services, Inc (Class A)	1,387
25,778		KEPCO Plant Service & Engineering Co Ltd	977
141,835		Kforce, Inc	3,581
207,930		Kimball International, Inc (Class B)	3,882
123,992		Knoll, Inc	2,857
237,300		Kokuyo Co Ltd	4,399
256,823		Korn/Ferry International	10,627
9,100		Kyodo Printing Co Ltd	293
20,800	e	Link And Motivation, Inc	170
173,512		Loomis AB	7,289
59,888		LSC Communications, Inc	907
312,095		Manpower, Inc	39,358
26,562		Matsuda Sangyo Co Ltd	437
54,371		Matthews International Corp (Class A)	2,871
38,928		McGrath RentCorp	1,829
51,496		McMillan Shakespeare Ltd	694
230,631	*,†,m	Media General, Inc	0
14,900		Meitec Corp	782
1,007,889		Michael Page International plc	6,351
28,329	*	Mistras Group, Inc	665
223,972	e	Mitie Group	584
24,144		Mitsubishi Pencil Co Ltd	527
74,899		Mobile Mini, Inc	2,584
60,619		Morneau Sobeco Income Fund	1,075
25,500	e	Moshi Moshi Hotline, Inc	297
124,327		MSA Safety, Inc	9,638
23,039		Multi-Color Corp	1,724
118,630	*	Navigant Consulting, Inc	2,303
478,168		Nielsen NV	17,405
159,400		Nihon M&A Center, Inc	7,589
10,200		Nippon Kanzai Co Ltd	186
125,200		Nippon Parking Development Co Ltd	213
18,161	*	NL Industries, Inc	259
73,300		Nomura Co Ltd	1,670
141,700		Okamura Corp	2,070
201,420	*	On Assignment, Inc	12,945
141,115		Outsourcing, Inc	2,565
12,868		Oyo Corp	165
76,400	e	Park24 Co Ltd	1,829
117,800	e	Pasona Group, Inc	2,384
23,200		Pilot Corp	1,117
397,547		Pitney Bowes, Inc	4,445
27,200		Prestige International, Inc	346
172,002		Prosegur Cia de Seguridad S.A.	1,349
176,183		Quad Graphics, Inc	3,982
16,832	*	Quess Corp Ltd	304
197,789		Randstad Holdings NV	12,136
244,000	*,e	Realord Group Holdings Ltd	173
1,417,177		Recruit Holdings Co Ltd	35,188
3,915,270		Rentokil Initial plc	16,774
573,395		Republic Services, Inc	38,767
48,607		Resources Connection, Inc	751
66,473		Restore plc	528
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,369	e	Ritchie Bros Auctioneers, Inc	$2,287
118,200		Riverstone Holdings Ltd	95
337,584		Robert Half International, Inc	18,749
315,784		Rollins, Inc	14,693
227,363		RPS Group plc	836
243,013		RPX Corp	3,266
401,851		RR Donnelley & Sons Co	3,737
16,856		S1 Corp (Korea)	1,685
15,052		Sato Corp	457
178,254		Secom Co Ltd	13,448
233,900		Securitas AB (B Shares)	4,080
470,563		Seek Ltd	6,959
681,211	*	Serco Group plc	907
220,662		SG Fleet Group Ltd	699
4,808		SGS S.A.	12,535
100,500	*,†,m	Shanghai Youngsun Investment C	136
248,800	*	Shanghai Zhongyida Co Ltd	96
457,616	e	Shanks Group plc	638
126,425		Shenzhen Dongjiang Environmental Co Ltd	198
196,137		SmartGroup Corp Ltd	1,660
24,791		Societe BIC S.A.	2,724
46,500		Sohgo Security Services Co Ltd	2,527
235,548	*	SP Plus Corp	8,739
66,799		SPIE S.A.	1,737
44,310		Sporton International, Inc	239
12,136		Staffline Group plc	170
77,063	e	Stantec, Inc	2,156
146,360		Steelcase, Inc (Class A)	2,225
186,758	*	Stericycle, Inc	12,698
36,000		Sunny Friend Environmental Technology Co Ltd	308
8,424		Synergie S.A	444
181,660		Taiwan Secom Co Ltd	559
293,020		Taiwan-Sogo Shinkong Security Corp	381
90,000		Takeei Corp	1,060
22,700		Tanseisha Co Ltd	255
52,851	*,e	Team, Inc	787
21,200		TechnoPro Holdings, Inc	1,149
40,865		Teleperformance	5,850
119,200		Temp Holdings Co Ltd	2,984
193,860		Tetra Tech, Inc	9,334
232,000	e	Tianjin Capital Environmental Protection Group Co Ltd	132
27,700		Toppan Forms Co Ltd	313
266,669		Toppan Printing Co Ltd	2,409
14,300	e	Tosho Printing Co Ltd	129
344,225		Tox Free Solutions Ltd	928
221,429		Transcontinental, Inc	4,376
345,307	*	TransUnion	18,978
319,508	*	TriNet Group, Inc	14,167
193,820	*	TrueBlue, Inc	5,330
5,600		Trust Tech, Inc	168
26,436		Unifirst Corp	4,359
14,700	*	United Technology Holdings Co Ltd	426
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,149		US Ecology, Inc	$1,895
291,788	*	Verisk Analytics, Inc	28,012
34,874		Viad Corp	1,932
15,211		VSE Corp	737
118,755	*	WageWorks, Inc	7,363
18		Waste Connections, Inc	1
1,554,923		Waste Management, Inc	134,190
14,023	*	Willdan Group, Inc	336
119,974		Wolters Kluwer NV	6,254
5,200	e	World Holdings Co Ltd	165
23,900		Yumeshin Holdings Co Ltd	229
208,000	*	Zhi Sheng Group Holdings Ltd	32
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,120,562

CONSUMER DURABLES & APPAREL - 2.0%
426,000	e	361 Degrees International Ltd	147
15,451		Accell Group	434
54,372	e	Acushnet Holdings Corp	1,146
201,844		Adidas-Salomon AG.	40,367
159,881		Aksa Akrilik Kimya Sanayii	542
298,000		Alpargatas S.A.	1,568
25,400		Alpine Electronics, Inc	525
467,463		Amer Sports Oyj (A Shares)	12,939
92,592	*,e	American Outdoor Brands Corp	1,189
444,157		AmTRAN Technology Co Ltd	244
1,093,235		Anta Sports Products Ltd	4,960
214,635		Arcelik AS	1,217
29,700		Arezzo Industria e Comercio S.A.	490
33,530	*,e	Aritzia, Inc	338
82,379		Arvind Ltd	581
104,238	e	Asics Corp	1,657
70,599	*	Bajaj Electricals Ltd	550
9,756	*	Balta Group NV	102
25,165	*	Bang & Olufsen AS (B Shares)	606
1,625,694		Barratt Developments plc	14,182
18,457		Bassett Furniture Industries, Inc	694
74,000		Basso Industry Corp	165
20,784		Bata India Ltd	243
358,026	*	Beazer Homes USA, Inc	6,878
384,218		Bellway plc	18,419
60,876		Beneteau S.A.	1,457
416,136		Berkeley Group Holdings plc	23,581
218,000	e	Best Pacific International Holdings Ltd	134
39,399	*	Bombay Dyeing & Manufacturing Co Ltd	171
215,864		Bonava AB	3,016
1,530,000		Bosideng International Holdings Ltd	133
181,950		Bovis Homes Group plc	2,879
211,673		Breville Group Ltd	2,074
82,522		BRP, Inc	3,053
70,104		Brunello Cucinelli S.p.A	2,268
152,756		Brunswick Corp	8,435
113,915		Burberry Group plc	2,746
684,000	*	C.banner International Holdings Ltd	229
872,343	*	Cairn Homes plc	1,978
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,552,409	*	Cairn Homes plc	$13,036
164,807		CalAtlantic Group, Inc	9,293
704,317		Callaway Golf Co	9,811
26,925	*	Canada Goose Holdings, Inc	851
142,475		Carter’s, Inc	16,739
27,115		Casio Computer Co Ltd	389
45,393	*	Cavco Industries, Inc	6,927
24,582		CCC S.A.	2,010
110,307	*	Century Communities, Inc	3,431
12,511		Chargeurs S.A.	380
2,915,400		China Dongxiang Group Co	540
916,000		China Lilang Ltd	740
12,000	e	Chofu Seisakusho Co Ltd	277
1,223		Christian Dior S.A.	447
846,164		Cie Financiere Richemont S.A.	76,635
886,000	e	Citychamp Watch & Jewellery Group Ltd	221
79,000		Clarion Co Ltd	293
38,506	*	Clarus Corp	302
10,500		Cleanup Corp	83
61,348		Columbia Sportswear Co	4,410
1,389,300	e	Consorcio ARA, S.A. de C.V.	542
9,200		Corona Corp	116
424,000	e	Cosmo Lady China Holdings Co Ltd	154
209,223		Countryside Properties plc	997
717,851		Crest Nicholson Holdings plc	5,282
596,116	*	CROCS, Inc	7,535
422,680		Crompton Greaves Consumer Electricals Ltd	1,822
26,192		CSS Industries, Inc	729
1,611	†,m	Cuckoo Electronics Co Ltd	250
19,739		Culp, Inc	661
3,091,700		Cyrela Brazil Realty S.A.	12,312
227,446	*	Deckers Outdoor Corp	18,253
52,090		De’Longhi S.p.A.	1,577
12,864	*	Delta Apparel, Inc	260
5,505		Delta-Galil Industries Ltd	190
25,690		Descente Ltd	442
362,303		DFS Furniture plc	959
300,000	*	Direcional Engenharia S.A.	511
16,230		Dorel Industries, Inc (Class B)	402
869,118		DR Horton, Inc	44,386
181,468		Eclat Textile Co Ltd	1,808
993,474		Electrolux AB (Series B)	31,985
19,220		Escalade, Inc	236
200,809		Ethan Allen Interiors, Inc	5,743
84,300	*	Even Construtora e Incorporadora S.A.	146
39,035		Ez Tec Empreendimentos e Participacoes S.A.	255
59,359		F&F Co Ltd	2,326
331,672		Feng TAY Enterprise Co Ltd	1,510
8,600	e	Fields Corp	92
7,140	e	Fila Korea Ltd	544
13,008		Flexsteel Industries, Inc	609
726		Forbo Holding AG.	1,121
1,609,852		Formosa Taffeta Co Ltd	1,690
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,691		Forus S.A.	$291
78,761	*,e	Fossil Group, Inc	612
61,391		Foster Electric Co Ltd	1,519
14,700		France Bed Holdings Co Ltd	139
339,999	*,e,m	Fuguiniao Co Ltd	0	^
75,700		Fujibo Holdings Inc	2,498
38,400		Fujitsu General Ltd	842
12,400	e	Funai Electric Co Ltd	96
193,270		Garmin Ltd	11,513
46,882	e	Geox S.p.A.	163
15,891		Gerry Weber International AG.	182
307,439		Giant Manufacturing Co Ltd	1,685
72,553	*	G-III Apparel Group Ltd	2,676
344,664		Gildan Activewear, Inc	11,135
2,700,000	*,e	Glenveagh Properties plc	3,802
20,732,000	*	Global Brands Group Holding Ltd	1,696
3,400	e	Goldwin, Inc	269
505,000		Goodbaby International Holding	277
354,230	*,e	GoPro, Inc	2,682
46,112	*	Green Brick Partners, Inc	521
5,500		Guararapes Confeccoes S.A.	249
97,200		Gunze Ltd	5,552
1,295,944		Haier Electronics Group Co Ltd	3,532
7,010		Hamilton Beach Brands Holding Co	180
8,938		Handsome Co Ltd	263
762,829	e	Hanesbrands, Inc	15,951
11,528	e	Hansae Co Ltd	290
10,994		Hanssem Co Ltd	1,849
364,797		Hasbro, Inc	33,156
303,100		Haseko Corp	4,698
64		Hefei Meiling Co Ltd	0	^
49,300		Heiwa Corp	925
88,321	*	Helen of Troy Ltd	8,510
14,168,000	*,e	HengTen Networks Group Ltd	660
21,590		Hermes International	11,550
16,386	*	Himatsingka Seide Ltd	103
3,139,000		Hisense Kelon Electrical Holdings Co Ltd	3,700
4,307		Hitachi Home & Life Solutions India Ltd	180
18,419	*,e	HLB, Inc	663
66,241		Hooker Furniture Corp	2,812
504,000	e	Hosa International Ltd	170
658,547	*	Hovnanian Enterprises, Inc (Class A)	2,206
21,463	e	HS Industries Co Ltd	205
36,330		Hugo Boss AG.	3,083
320,139		Husqvarna AB (B Shares)	3,046
111,101		Hwaseung Enterprise Co Ltd	2,491
18,669		Hyundai Livart Furniture Co Ltd	557
5,264		IC Companys AS	123
166,325		Iida Group Holdings Co Ltd	3,131
57,012	*	Installed Building Products Inc	4,330
88,886	*,e	iRobot Corp	6,818
30,600		Japan Wool Textile Co Ltd	295
132,499	*	Jinshan Development & Construction Co Ltd	114
317,331		JM AB	7,229
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

73,430		Johnson Health Tech Co Ltd	$88
17,466		Johnson Outdoors, Inc	1,084
83,600		JVC KENWOOD Holdings, Inc	287
10,038		Kaufman & Broad S.A.	476
146,513	e	KB Home	4,681
609,000		Kinpo Electronics	216
41,244		KMC Kuei Meng International In	180
462,200	*	Konka Group Co Ltd	185
12,359	*	KPR Mill Ltd	155
460,000		Kurabo Industries Ltd	1,491
6,014		Kyungbang Ltd	78
4,722	*	LA Opala RG Ltd	45
637,904		Lao Feng Xiang Co Ltd	2,362
234,317		La-Z-Boy, Inc	7,311
377,776	*	Lealea Enterprise Co Ltd	149
429,161		Leggett & Platt, Inc	20,484
32,711		Lennar Corp (B Shares)	1,691
441,170		Lennar Corp (Class A)	27,900
237,749		LG Electronics, Inc	23,507
53,570		LG Fashion Corp	1,566
28,808	*,e	LGI Homes, Inc	2,161
51,584		Li Cheng Enterprise Co Ltd	84
985,020	*	Li Ning Co Ltd	798
302,965	*	Li Peng Enterprise Co Ltd	93
149,822		Libbey, Inc	1,127
37,249		Lifetime Brands, Inc	615
2,154		LPP S.A.	5,513
376,310	*	Lululemon Athletica, Inc	29,574
633,550		Luthai Textile Co Ltd	689
129,185		Luxottica Group S.p.A.	7,928
464,533		LVMH Moet Hennessy Louis Vuitton S.A.	136,343
190,853	*	M/I Homes, Inc	6,565
121,735		Makalot Industrial Co Ltd	510
34,837	*	Malibu Boats Inc	1,036
4,476,800	e	Man Wah Holdings Ltd	4,245
6,442	*,†,m	Mariella Burani S.p.A.	0
13,591		Marine Products Corp	173
6,900		Mars Engineering Corp	153
542,766		Matsushita Electric Industrial Co Ltd	7,921
1,708,226	e	Mattel, Inc	26,273
16,635	*	Mavi Giyim Sanayi Ve Ticaret AS.	254
321,600		MC Group PCL	156
210,557	*	MCBC Holdings, Inc	4,679
299,845		McCarthy & Stone plc	639
123,083		MDC Holdings, Inc	3,924
130,000		Merida Industry Co Ltd	545
66,541	*	Meritage Homes Corp	3,407
718,482	*	Michael Kors Holdings Ltd	45,228
1,020,000	*,e	Ming Fung Jewellery Group Ltd	208
47,800		Misawa Homes Co Ltd	420
60,000		Mitsui Home Co Ltd	415
10,800		Mizuno Corp	317
439,644	*	Mohawk Industries, Inc	121,298
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

348,175		Moncler S.p.A	$10,883
52,146		Movado Group, Inc	1,679
1,186,065		MRV Engenharia e Participacoes S.A.	5,371
7,189		Nacco Industries, Inc (Class A)	271
288,335		Namco Bandai Holdings, Inc	9,411
374,000		Nameson Holdings Ltd	151
28,000		Nan Liu Enterprise Co Ltd	145
52,177	*	Nautilus, Inc	697
44,098	*	Neinor Homes S.A.	968
86,206	*	New Home Co Inc	1,080
101,963		New Wave Group AB (B Shares)	677
703,364		Newell Rubbermaid, Inc	21,734
142,000		Nien Made Enterprise Co Ltd	1,513
3,104,535		Nike, Inc (Class B)	194,189
88,924		Nikon Corp	1,789
111,400		Nishat Mills Ltd	151
66,918		Nobia AB	566
34,312	*	NVR, Inc	120,374
753,731		Onward Kashiyama Co Ltd	6,514
853,218		Oriental Weavers	805
819,513		OVS S.p.A	5,462
27,297		Oxford Industries, Inc	2,052
317,000	*,e	Ozner Water International Holding Ltd	101
643,778		Pacific Textile Holdings Ltd	680
7,523		Page Industries Ltd	3,010
57,000		Paiho Shih Holdings Corp	117
83,688	e	Pandora AS	9,097
402,000	*,†,m	Peace Mark Holdings Ltd	0
45,100	*	Perry Ellis International, Inc	1,129
735,544		Persimmon plc	27,191
237,932	*	Peter England Fashions and Retail Ltd	643
262,319		Photo-Me International PLC	652
20,656	*,m	PIK Group (GDR)	117
199,000	*	Pioneer Corp	402
81,048,570		Playmates Holdings Ltd	10,581
144,892	e	Polaris Industries, Inc	17,965
81,517		Pool Corp	10,569
2,127,341		Pou Chen Corp	2,750
14,479,583		Prada S.p.A	52,288
25,200		Pressance Corp	336
122,731,800		PT Sri Rejeki Isman Tbk	3,437
1,554,407		Pulte Homes, Inc	51,684
319,968		PVH Corp	43,903
218,000	e	Q Technology Group Co Ltd	305
32,000		Quang Viet Enterprise Co Ltd	140
206,457		Rajesh Exports Ltd	2,601
178,360		Ralph Lauren Corp	18,494
68,083		Raymond Ltd	1,125
1,335,134		Redrow plc	11,798
240,000	e	Regina Miracle International Holdings Ltd	237
23,797		Rinnai Corp	2,153
535,000	*	Roo Hsing Co Ltd	317
390,956		Ruentex Industries Ltd	663
17,660	*	Safilo Group S.p.A.	101
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,290	e	Salvatore Ferragamo Italia S.p.A	$858
33,000		Sangetsu Co Ltd	607
57,821		Sankyo Co Ltd	1,818
15,923		SEB S.A.	2,948
153,317		Sega Sammy Holdings, Inc	1,903
17,900		Seiko Holdings Corp	520
808,330		Seiren Co Ltd	15,799
409,553		Sekisui Chemical Co Ltd	8,199
2,424,009		Sekisui House Ltd	43,726
88,140	*,e	Sequential Brands Group, Inc	157
301,100		Shanghai Haixin Group Co	196
154,392	*,e	Sharp Corp	5,285
171,500	*	Shenzhen China Bicycle Co Holdings Ltd	59
1,080,124		Shenzhou International Group Holdings Ltd	10,286
7,345		Shimano, Inc	1,032
1,127		Sintex Industries Ltd	0	^
4,184		Sioen Industries NV	153
865,686	*	Skechers U.S.A., Inc (Class A)	32,758
1,262,913		Skyworth Digital Holdings Ltd	542
37,022	*	SodaStream International Ltd	2,604
4,713,706		Sony Corp	211,564
110,048		Sony Corp (ADR)	4,947
649,005	*	Spin Master Corp	27,891
39,093		SRF Ltd	1,213
60,900	e,m	SRI Sports Ltd	885
90,500		Starts Corp, Inc	2,364
103,487	*	Steven Madden Ltd	4,833
28,206	e	Sturm Ruger & Co, Inc	1,575
511,954		Sumitomo Forestry Co Ltd	9,130
15,812		Superior Uniform Group, Inc	422
17,813		Surteco SE	575
17,726		Swatch Group AG.	7,218
258,544		Swatch Group AG. (Registered)	19,720
11,215		Symphony Ltd	307
726,602		Tainan Spinning Co Ltd	332
157,600		Taiwan Paiho Ltd	641
10,500		Tamron Co Ltd	225
1,135,497		Tapestry, Inc	50,223
1,198,298	*	Tatung Co Ltd	770
555,399	*	Taylor Morrison Home Corp	13,591
5,726,615		Taylor Wimpey plc	15,958
222,000	e	TCL Multimedia Technology Holdings Ltd	111
353,067		Technogym S.p.A	3,413
996,500		Techtronic Industries Co	6,483
18,565		Ted Baker plc	680
230,421		Telford Homes plc	1,305
376,217	*	Tempur Sealy International, Inc	23,585
2,035,000		Texhong Textile Group Ltd	2,641
458,000		Texwinca Holdings Ltd	252
230,196		Thomson	793
267,135		Thule Group AB	6,018
473,065	*	Titan Industries Ltd	6,360
5,981	e	Tod’s S.p.A.	437
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,190		Token Corp	$3,681
502,780		Toll Brothers, Inc	24,143
81,454	*	TomTom NV	806
59,968		Tomy Co Ltd	815
107,381	*	TopBuild Corp	8,133
58,000		Toung Loong Textile Manufacturing	140
251,395	*	TRI Pointe Homes, Inc	4,505
23,159		Trigano S.A.	4,090
40,800		TSI Holdings Co Ltd	300
169,703		Tsutsumi Jewelry Co Ltd	3,308
1,859		TTK Prestige Ltd	224
110,098		Tupperware Corp	6,903
312,195	*,e	Under Armour, Inc	4,158
350,781	*,e	Under Armour, Inc (Class A)	5,062
26,358	*	Unifi, Inc	945
163,400	*,e	Unitika Ltd	1,199
22,846	*	Universal Electronics, Inc	1,079
41,900	e	Universal Entertainment Corp	1,541
3,870		VAN DE Velde	206
27,403	*	Vardhman Textiles Ltd	592
89,566	*	Vera Bradley, Inc	1,091
57,764	*	Vestel Elektronik Sanayi	115
735,429		VF Corp	54,422
181,330	*	Victoria plc	2,026
20,886		VIP Industries Ltd	115
96,194	*	Vista Outdoor, Inc	1,402
31,113		Wacoal Holdings Corp	981
534,188	*	Welspun India Ltd	596
12,661		Weyco Group, Inc	376
169,382		Whirlpool Corp	28,565
36,031		Whirlpool of India Ltd	899
46,446	*	William Lyon Homes, Inc	1,351
162,263		Wolverine World Wide, Inc	5,173
51,500		Woongjin Coway Co Ltd	4,693
174,631		Wuxi Little Swan Co Ltd	991
3,288,000	e	XTEP International Holdings	1,282
24,950		Yamaha Corp	920
10,600	e	Yondoshi Holdings, Inc	281
33,800	e	Yonex Co Ltd	217
14,252		Youngone Corp	419
9,145		Youngone Holdings Co Ltd	474
661,907		Yue Yuen Industrial Holdings	2,599
287,011	*	Zagg, Inc	5,295
21,764		Zeng Hsing Industrial Co Ltd	95
60,100	*,†,m	Zhonglu Co Ltd	94
26,700	e	Zojirushi Corp	272
		TOTAL CONSUMER DURABLES & APPAREL	2,536,597

CONSUMER SERVICES - 2.2%
14,200	*,e	500.com Ltd (ADR)	144
724,029		888 Holdings plc	2,754
384,413		AA plc	882
55,110	*	AcadeMedia AB	435
3,779,076		Accor S.A.	194,546
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,037,400		Accordia Golf Trust	$7,702
104,102	*	Adtalem Global Education, Inc	4,377
664,881		Advtech Ltd	905
3,900		Aeon Fantasy Co Ltd	172
80,424	*,e	Ainsworth Game Technology Ltd	136
330,000		Ajisen China Holdings Ltd	157
353,302	e	Alsea SAB de C.V.	1,157
27,262	*	American Public Education, Inc	683
1,804,493		ARAMARK Holdings Corp	77,124
9,200		ARCLAND SERVICE Co Ltd	217
4,620,717	*	Arcos Dorados Holdings, Inc	47,824
296,723	e	Ardent Leisure Group	462
1,335,400		Aristocrat Leisure Ltd	24,590
37,002	*	Ascent Media Corp (Series A)	425
59,200	e	Atom Corp	492
315,264		Autogrill S.p.A.	4,350
18,652	*	Basic-Fit NV	450
1,302,624	*	Belmond Ltd.	15,957
51,825		Benesse Holdings Inc	1,823
511,700		Berjaya Sports Toto BHD	283
15,415		bet-at-home.com AG.	1,915
71,641		Betsson AB	528
66,117		BJ’s Restaurants, Inc	2,407
2,465,200	*	Bloomberry Resorts Corp	538
400,561		Bloomin’ Brands, Inc	8,548
79,603		Bob Evans Farms, Inc	6,274
79,363	*	Bojangles’, Inc	936
645,254		Boyd Gaming Corp	22,616
249,854	*	Bridgepoint Education, Inc	2,074
133,200	*	Bright Horizons Family Solutions	12,521
309,468	e	Brinker International, Inc	12,020
5,500		BRONCO BILLY Co Ltd	163
76,413	*	Buffalo Wild Wings, Inc	11,947
643,613	*	Caesars Entertainment Corp	8,142
332,000		Cafe de Coral Holdings Ltd	911
44,242	*	Cambium Learning Group, Inc	251
47,229		Capella Education Co	3,656
84,136		Cara Operations Ltd	1,738
193,235	*	Career Education Corp	2,334
2,050,043		Carnival Corp	136,061
79,884		Carnival plc	5,256
129,770		Carriage Services, Inc	3,336
142,445	*	Carrols Restaurant Group, Inc	1,731
39,470	*	Century Casinos, Inc	360
75,005	e	Cheesecake Factory	3,614
162,720	*,e	Chegg, Inc	2,656
35,837	*,e	Cherry AB	215
410,000		China Maple Leaf Educational Systems Ltd	480
227,000		China New Higher Education Group Ltd	117
1,458,000		China Travel International Inv HK	542
726,640		China Yuhua Education Corp Ltd	364
17,028	*	Chipotle Mexican Grill, Inc (Class A)	4,922
26,068		Choice Hotels International, Inc	2,023
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,069		Churchill Downs, Inc	$5,368
27,611	*	Chuy’s Holdings, Inc	774
10,336		Cie des Alpes	405
52,696		City Lodge Hotels Ltd	615
32,124	*	Codere S.A.	308
13,118		Collectors Universe	376
63,226		Collins Foods Ltd	268
34,000	e	Colowide Co Ltd	687
811,407		Compass Group plc	17,496
49,280		Corporate Travel Management Lt	800
99,994	*	Cox & Kings India Ltd	425
33,196	e	Cracker Barrel Old Country Store, Inc	5,275
25,700		Create Restaurants Holdings, Inc	303
397,070		Crown Resorts Ltd	4,025
129,331	*,e	Curro Holdings Ltd	443
66,000		CVC Brasil Operadora e Agencia de Viagens S.A.	965
100,654		Daekyo Co Ltd	771
101,000		Dahan Development Corp	233
23,300	e	Daisyo Corp	364
135,073	*	Dalata Hotel Group plc	1,022
88,603		Darden Restaurants, Inc	8,508
223,378	*	Dave & Buster’s Entertainment, Inc	12,324
60,899	*	Del Frisco’s Restaurant Group, Inc	929
56,614	*	Del Taco Restaurants, Inc	686
42,715	*	Delta Corp Ltd	206
183,520	*	Denny’s Corp	2,430
31,427		Dignity plc	772
29,291	e	DineEquity, Inc	1,486
4,227	e	DO & CO AG.	239
40,140	e	Domino’s Pizza Enterprises Ltd	1,459
304,791		Domino’s Pizza Group plc	1,423
31,590		Domino’s Pizza, Inc	5,969
10,162,147	e	Donaco International Ltd	2,854
18,400		Doutor Nichires Holdings Co Ltd	454
113,629		Drive Shack, Inc	628
3,265,470	*	Dubai Parks & Resorts PJSC	565
266,259		Dunkin Brands Group, Inc	17,166
1,734,800		Dynam Japan Holdings Co Ltd	2,540
127,910	*	EIH Ltd	291
35,491	*	El Pollo Loco Holdings, Inc	351
80,081	*,e	Eldorado Resorts, Inc	2,655
73,336		Elior Participations S.C.A	1,512
4,168	*	Emerson Pacific, Inc	112
1,705,000		Emperor Entertainment Hotel Ltd	375
7,026	*,e	Empire Resorts, Inc	190
199,945		EnerCare, Inc	3,262
611,239	*	Enterprise Inns plc	1,166
946,100		Erawan Group PCL	253
1,319,900		Estacio Participacoes S.A.	13,059
19,003		Evolution Gaming Group AB	1,345
1,192,596		Extended Stay America, Inc	22,659
189,000		Fairwood Holdings Ltd	774
42,860	*,e	Famous Brands Ltd	357
44,217	*,e	Fiesta Restaurant Group, Inc	840
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,220	e	Flight Centre Travel Group Ltd	$2,765
515,020	*,e	Fogo De Chao, Inc	5,974
32,990		Formosa International Hotels Corp	171
579,000	e	Fu Shou Yuan International Group Ltd	494
13,199		Fuji Kyuko Co Ltd	380
4,500	e	Fujita Kanko, Inc	141
276,230		G8 Education Ltd	731
24,400		GAEC Educacao S.A.	208
3,964,155		Galaxy Entertainment Group Ltd	31,649
5,567,192		Genting BHD	12,646
8,143,793		Genting Singapore plc	7,954
241,730		Gold Reef Resorts Ltd	476
21,933	*	Golden Entertainment, Inc	716
47,300		Gourmet Master Co Ltd	689
4,200		Graham Holdings Co	2,345
139,444	*	Grand Canyon Education, Inc	12,484
20,385		Grand Korea Leisure Co Ltd	557
77,193	*	Great Canadian Gaming Corp	2,075
192,108		Greene King plc	1,435
495,922		Greggs plc	9,354
177,023	e	GVC Holdings plc	2,211
927,843		H&R Block, Inc	24,328
38,740	*,e	Habit Restaurants, Inc	370
854,000	*	Haichang Holdings Ltd	191
6,365		Hana Tour Service, Inc	612
10,680		Hiday Hidaka Corp	327
252,529	*	Hilton Grand Vacations, Inc	10,594
63,032		Hilton Worldwide Holdings, Inc	5,034
54,000		Hiramatsu Inc	273
25,500		HIS Co Ltd	923
212,400	*,e	Hoteles City Express SAB de C.V.	262
400,532	*	Houghton Mifflin Harcourt Co	3,725
164,175		Huangshan Tourism Development Co Ltd	224
109,831	*	Hyatt Hotels Corp	8,077
8,400	e	Ichibanya Co Ltd	339
90,969		IDP Education Ltd	437
672,580		ILG, Inc	19,155
498,612	*	Indian Hotels Co Ltd	919
57,750		InterContinental Hotels Group plc	3,673
314,029		International Game Technology plc	8,325
500,000		International Meal Company Alimentacao S.A.	1,310
66,322		International Speedway Corp (Class A)	2,643
276,432		Invocare Ltd	3,460
26,871	*	J Alexander’s Holdings, Inc	261
160,623		Jack in the Box, Inc	15,759
32,036	*,e	Jackpotjoy plc	358
445,437		Jollibee Foods Corp	2,258
21,573		Jubilant Foodworks Ltd	594
134,157	*	K12, Inc	2,133
120,252		Kangwon Land, Inc	3,909
14,200	*	Kappa Create Co Ltd	161
12,600		Kisoji Co Ltd	311
8,500	*	KNT-CT Holdings Co Ltd	137
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,100	e	KOMEDA Holdings Co Ltd	$591
8,200		Koshidaka Holdings Co Ltd	384
2,541,245		Kroton Educacional S.A.	14,101
7,300		Kura Corp	427
18,100	e	Kyoritsu Maintenance Co Ltd	730
495,189	*	La Quinta Holdings, Inc	9,141
949,629		Ladbrokes plc	2,332
857,647		Las Vegas Sands Corp	59,598
89,552	*,e	Laureate Education, Inc	1,214
339,354		LeoVegas AB	3,465
170,000	e	Li Bao GE Group Ltd	9
13,930		Liberty Tax, Inc	153
35,112	*	Lindblad Expeditions Holdings, Inc	344
1,231,000	*,e	Macau Legend Development Ltd	184
454,300		Magnum BHD	195
21,993		Mahindra Holidays & Resorts India Ltd	116
183,963		Mantra Group Ltd	560
122,970		Marcus Corp	3,363
1,202,313		Marriott International, Inc (Class A)	163,190
37,065		Marriott Vacations Worldwide Corp	5,012
388,522		Marston’s plc	590
5,300		Matsuya Foods Co Ltd	196
1,200,000		Max’s Group, Inc	447
1,969,347		McDonald’s Corp	338,964
107,053	e	McDonald’s Holdings Co Japan Ltd	4,704
16,500		Meiko Network Japan Co Ltd	195
2,983,002		Melco Crown Entertainment Ltd (ADR)	86,626
588,000		Melco International Development	1,724
30,793,700	*	Melco Resorts And Entertainment Philippines Corp	4,583
72,214		Melia Hotels International S.A.	994
171,232		Merlin Entertainments plc	839
642,900	e	MGM China Holdings Ltd	1,940
2,392,234		MGM Resorts International	79,877
2,140,608		Minor International PCL (Foreign)	2,874
128,101		Mitchells & Butlers plc	490
9,367		Modetour Network, Inc	267
63,263	*	Monarch Casino & Resort, Inc	2,835
16,600		MOS Food Services, Inc	507
24,543		MTY Food Group, Inc	1,095
8,297	*	Nathan’s Famous, Inc	626
332,186		Navitas Ltd	1,406
134,998		New Oriental Education & Technology Group (ADR)	12,690
141,833		NH Hoteles S.A.	1,021
28,559	*,e	Noodles & Co	150
104,702	*	Norwegian Cruise Line Holdings Ltd	5,575
8,000		Ohsho Food Service Corp	383
538,647		OPAP S.A.	6,786
58,200		Oriental Land Co Ltd	5,295
332,400		Overseas Union Enterprise Ltd	464
9,761		Paddy Power plc	1,162
67,270		Pandox AB	1,300
59,746		Papa John’s International, Inc	3,352
29,633	e	Paradise Co Ltd	617
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,000,000		Parques Reunidos Servicios Centrales SAU	$17,818
349,235	*	Penn National Gaming, Inc	10,942
7,900	e	Pepper Food Service Co Ltd	351
3,600	e	PIA Corp	230
2,772	*	Pierre & Vacances	152
121,647	*	Pinnacle Entertainment, Inc	3,982
148,902	*	Planet Fitness, Inc	5,156
71,400		Plenus Co Ltd	1,555
40,131	*	Potbelly Corp	494
5,590,000		Premium Leisure Corp	151
192,323		Rank Group plc	627
16,451		RCI Hospitality Holdings, Inc	460
33,578	*	Red Lion Hotels Corp	331
22,824	*	Red Robin Gourmet Burgers, Inc	1,287
1,381,372		Red Rock Resorts, Inc	46,607
164,000		Regal Hotels International Holdings Ltd	129
227,219	*	Regis Corp	3,490
3,071,029		Resorts World BHD	4,272
53,200		Resorttrust, Inc	1,209
1,063,220	e	Restaurant Brands International, Inc	65,367
169,934		Restaurant Brands International, Inc (Toronto)	10,446
124,219		Restaurant Group plc	505
88,134	e	Retail Food Group Ltd	170
30,482		Rezidor Hotel Group AB	95
13,400	e	Ringer Hut Co Ltd	304
41,200		Round One Corp	692
168,659		Royal Caribbean Cruises Ltd	20,118
16,200	e	Royal Holdings Co Ltd	446
148,500		Ruth’s Chris Steak House, Inc	3,215
17,700		Saizeriya Co Ltd	592
1,778,495		Sands China Ltd	9,154
455,502		Scandic Hotels Group AB	6,538
153,047	*	Scientific Games Corp (Class A)	7,851
119,749	*,e	SeaWorld Entertainment, Inc	1,625
261,806		Ser Educacional S.A.	2,470
442,187		Service Corp International	16,502
494,385	*	ServiceMaster Global Holdings, Inc	25,347
39,212	*,e	Shake Shack, Inc	1,694
3,482,000		Shanghai Jinjiang International Hotels Group Co Ltd	1,208
45,649		Shanghai Jinjiang International Travel Co Ltd	129
1,018,120		Shangri-La Asia Ltd	2,306
1,207		Shinsegae Food Co Ltd	149
52,388	e	Six Flags Entertainment Corp	3,487
1,338,148		SJM Holdings Ltd	1,196
33,824		SkiStar AB (Series B)	651
413,707		Sky City Entertainment Group Ltd	1,217
80,700	e	Skylark Co Ltd	1,147
15,642		Sodexho Alliance S.A.	2,097
66,481	e	Sonic Corp	1,827
66,062	*	Sotheby’s (Class A)	3,409
39,347		Speedway Motorsports, Inc	742
1,289,500		SSP Group plc	11,844
9,300		St Marc Holdings Co Ltd	256
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

152,510	*	Stadio Holdings Ltd	$99
486,117		Star Entertainment Grp Ltd	2,297
3,690,340		Starbucks Corp	211,936
136,142	*	Stars Group, Inc	3,168
1,805	*	Steak N Shake Co	748
18,451	e	Strayer Education, Inc	1,653
18,400		Studio Alice Co Ltd	465
71,925	*	Sun International Ltd	351
13,600		Sushiro Global Holdings Ltd	545
1,288,665		Tabcorp Holdings Ltd	5,591
286,726		TAL Education Group (ADR)	8,519
22,200	e	Tarena International, Inc (ADR)	333
60,744	*	Telepizza Group S.A.	342
141,852		Texas Roadhouse, Inc (Class A)	7,473
1,190,816		Thomas Cook Group plc	1,976
58,798		Thomas Cook India Ltd	236
51,900		Tokyo Dome Corp	525
9,800		Tokyotokeiba Co Ltd	370
16,600		Toridoll.corp	618
9,500		Tosho Co Ltd	307
2,238,978		TUI AG. (DI)	46,386
17,700	*	Tuniu Corp (ADR)	136
603,265		Unibet Group plc (ADR)	8,614
23,454		Vail Resorts, Inc	4,983
4,321	*	Vapiano SE	126
13,200		Watami Co Ltd	193
136,718	*,e	Weight Watchers International, Inc	6,054
310,878		Wendy’s	5,105
74,875		Wetherspoon (J.D.) plc	1,271
31,376		Whitbread plc	1,694
623,580		William Hill plc	2,711
580,280	e	Wingstop, Inc	22,619
410,000		Wisdom Education International Holdings Co Ltd	247
38,220		Wowprime Corp	172
208,854		Wyndham Worldwide Corp	24,200
2,306,371		Wynn Macau Ltd	7,292
671,947		Wynn Resorts Ltd	113,284
14,100		Yomiuri Land Co Ltd	619
8,233		Yong Pyong Resort Co Ltd	80
41,700		Yoshinoya D&C Co Ltd	707
1,917,759		Yum China Holdings, Inc	76,749
429,354		Yum! Brands, Inc	35,040
102,100		Zensho Co Ltd	1,753
717,781	*,e	Zoe’s Kitchen, Inc	12,001
		TOTAL CONSUMER SERVICES	2,775,852

DIVERSIFIED FINANCIALS - 3.8%
728,089		3i Group plc	8,964
21,851		ABC Arbitrage	165
22,793		Ackermans & Van Haaren	3,967
272,530	*,e	Acom Co Ltd	1,145
128,400		Aeon Credit Service M BHD	427
39,848		AEON Financial Service Co Ltd	926
86,901		Affiliated Managers Group, Inc	17,836
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44,990		AG Mortgage Investment Trust	$855
148,010		AGF Management Ltd	963
799,454		AGNC Investment Corp	16,141
972,600	*,e	Aiful Corp	3,331
96,707		Aker ASA (A Shares)	4,751
1,765,399		Al Waha Capital PJSC	897
82,542	e	Alaris Royalty Corp	1,357
485,025		Alexander Forbes Group Holdings Ltd	271
126,953	*	Allied Minds plc	283
1,230,545		Ally Financial, Inc	35,883
64,830		Altamir Amboise	1,185
815,047	*	Amanat Holdings PJSC	328
1,781,120		American Express Co	176,883
574,050		Ameriprise Financial, Inc	97,284
3,353,950		AMP Ltd	13,538
525,189		Amundi S.A.	44,481
1,951,284		Anima Holding S.p.A	13,928
1,917,982		Annaly Capital Management, Inc	22,805
173,836		Anworth Mortgage Asset Corp	946
442,759	e	Apollo Commercial Real Estate Finance, Inc	8,169
113,878		Ares Commercial Real Estate Corp	1,469
46,329	e	Arlington Asset Investment Corp (Class A)	546
71,320		ARMOUR Residential REIT, Inc	1,834
102,867		Arrow Global Group plc	551
90,704		Artisan Partners Asset Management, Inc	3,583
1,184,160		Ashmore Group plc	6,453
12,981	*,†,m	Asia Pacific Investment Partners Ltd	0	^
17,672	e	Associated Capital Group, Inc	603
33,988	e	Aurelius AG.	2,318
315,692		Australian Stock Exchange Ltd	13,476
15,096	e	Avanza AB	633
732,836	*,e	Axactor AB	256
314,496		Ayala Corp	6,393
2,215	*,†,m	Ayala Corp Preferred	0	^
71,050		Azimut Holding S.p.A.	1,359
37,288	e	B. Riley Financial, Inc	675
139,657		B2Holding ASA	356
161,530		Bajaj Finance Ltd	4,435
41,034	*	Banca Farmafactoring S.p.A	315
312,080		Banca Generali S.p.A	10,370
127,997		Banca IFIS S.p.A.	6,257
160,687		Banca Mediolanum S.p.A	1,391
3,159,964		Bank of New York Mellon Corp	170,196
675,716		BGC Partners, Inc (Class A)	10,210
34,526		BinckBank NV	184
151,717		BlackRock, Inc	77,939
466,391		Blackstone Group LP	14,934
132,212	e	Blackstone Mortgage Trust, Inc	4,255
30,894		Blue Sky Alternative Investments Ltd	350
3,058,253		BM&F Bovespa S.A.	20,989
327,000	*	BOCOM International Holdings Co Ltd	111
238,300		Bolsa Mexicana de Valores S.A. de C.V.	410
46,689	e	Bolsas y Mercados Espanoles	1,487
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

358,343	*,e	Brait S.A.	$1,207
473,261		Brewin Dolphin Holdings plc	2,482
382,000	e	Bright Smart Securities & Commodities Group Ltd	116
988,572		Brookfield Asset Management, Inc	43,035
8,724		BSE Ltd	124
584,443		BT Investment Management Ltd	5,130
56,768		Bure Equity AB	680
116,163		Burford Capital Ltd	1,807
309,500		Bursa Malaysia BHD	774
66,522		Canaccord Financial, Inc	307
252,654	*	Cannae Holdings, Inc	4,303
1,224,634		Capital First Ltd	13,256
2,759,541		Capital One Financial Corp	274,795
1,103,000		Capital Securities Corp	430
166,601		Capstead Mortgage Corp	1,441
235,178		CBOE Holdings, Inc	29,301
76,490		Cembra Money Bank AG.	7,126
15,547	*	Central Depository Services India Ltd	87
26,401		Century Leasing System, Inc	1,278
142,985		Cerved Information Solutions S.p.A	1,819
1,158,123		Chailease Holding Co Ltd	3,359
538,076		Challenger Financial Services Group Ltd	5,868
850,672		Charles Schwab Corp	43,699
20,634		Cherry Hill Mortgage Investment Corp	371
436,735		Chimera Investment Corp	8,071
664,000		China Bills Finance Corp	344
9,481,105		China Cinda Asset Management Co Ltd	3,462
1,071,125		China Everbright Ltd	2,390
3,290,000	*,e	China Financial International Investments Ltd	98
6,455,045		China Galaxy Securities Co Ltd	4,742
10,327,000		China Huarong Asset Management Co Ltd	4,868
800,000		China International Capital Corp Ltd	1,661
4,195	*,e	China Internet Nationwide Financial Services, Inc	176
552,000	*	China Investment Fund International Holdings Co Ltd	606
1,294,000	*,e	China LNG Group Ltd	212
6,610,000	*,e	China Minsheng Financial Holding Corp Ltd	288
930,000	*,e	China Oceanwide International Financial Ltd	126
9,988,000	*	Chong Sing Holdings FinTech Gr	1,315
345,597	e	CI Financial Corp	8,185
2,500,915		CITIC Securities Co Ltd	5,144
5,073,816		ClearView Wealth Ltd	5,879
366,313		Close Brothers Group plc	7,161
817,460	e	CMC Markets plc	1,656
791,274		CME Group, Inc	115,566
70,347		Coface S.A.	754
36,963		Cohen & Steers, Inc	1,748
312,100		Concentradora Hipotecaria SAPI de C.V.	298
195,416		Coronation Fund Managers Ltd	1,167
19,924		Corp Financiera Alba	1,141
55,861		Corp Financiera Colombiana S.A.	547
43,505	*,e	Cowen Group, Inc	594
92,549	*,e	Credit Acceptance Corp	29,938
22,917	*	Credit Analysis & Research Ltd	478
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,613	e	Credit Corp Group Ltd	$809
78,764		Credit Saison Co Ltd	1,430
11,047,917		Credit Suisse Group	197,047
743,351		Credito Real SAB de C.V.	929
25,619		CRISIL Ltd	752
263,846		CYS Investments, Inc	2,119
373,154		Daewoo Securities Co Ltd	3,193
47,752		Daishin Securities Co Ltd	642
14,090		Daishin Securities Co Ltd PF	125
3,712,011		Daiwa Securities Group, Inc	23,224
8,926		Daou Data Corp	86
41,310		Daou Technology, Inc	742
60,281	*	DeA Capital S.p.A.	98
357,200		Deutsche Bank AG. (Registered)	6,756
8,508		Deutsche Beteiligungs AG.	479
48,382		Deutsche Boerse AG.	5,600
6,193		Diamond Hill Investment Group, Inc	1,280
926,000	*	Differ Group Holding Co Ltd	72
560,411		Discover Financial Services	43,107
649,043	*,e	doBank S.p.A	10,552
169,194	*	Donnelley Financial Solutions, Inc	3,298
1,514,850	*	Dubai Investments PJSC	994
18,567	*,e	Dundee Corp	37
88,270		Dynex Capital, Inc	619
2,236,142	*	E*TRADE Financial Corp	110,846
328,163		Eaton Vance Corp	18,505
147,112		Eclipx Group Ltd	463
236,841	e	ECN Capital Corp	740
627,734		Edelweiss Capital Ltd	2,916
4,872	*,e	EFG Financial Products Holding AG.	314
253,145		EFG International	2,673
1,818,614		Egyptian Financial Group-Hermes Holding	2,410
266,583	e	Element Financial Corp	2,015
116,114	*,e	Elevate Credit, Inc	874
18,608		Ellington Residential Mortgage REIT	224
6,864,000	e	Emperor Capital Group Ltd	499
41,133	*,e	Encore Capital Group, Inc	1,732
398,022	*	Enova International, Inc	6,050
11,731		Eurazeo	1,084
1,044,104		Euronext NV	64,765
183,278		Evercore Partners, Inc (Class A)	16,495
115,615		EXOR NV	7,089
103,606	*	Ezcorp, Inc (Class A)	1,264
117,057		Factset Research Systems, Inc	22,564
4,534,276		Far East Horizon Ltd	3,871
924,000	*,e	FDG Kinetic Ltd	89
242,167		Federated Investors, Inc (Class B)	8,737
7,347		Ferratum Oyj	269
29,070		Fiera Capital Corp	301
102,728		Financial Engines, Inc	3,113
403,000	e	Financial Products Group Co Ltd	4,883
2,676,785		First Pacific Co	1,820
143,869		FirstCash, Inc	9,704
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,378,296		FirstRand Ltd	$18,289
209,825		FlexiGroup Ltd	281
18,497		Flow Traders	443
267,786		Franklin Resources, Inc	11,603
4,180,000	*	Freeman Financial Corp Ltd	278
11,691,061		Fubon Financial Holding Co Ltd	19,874
33,868,242		Fuhwa Financial Holdings Co Ltd	15,661
15,200		Fuyo General Lease Co Ltd	1,006
63,930	e	Gain Capital Holdings, Inc	639
7,117		GAMCO Investors, Inc (Class A)	211
904,662	e	Gentera SAB de C.V.	754
1,596,000		GF Securities Co Ltd	3,203
14,932		Gimv NV	905
55,647	e	Gluskin Sheff + Associates, Inc	737
2,868,000	e	Golden Resorts Group Ltd	2,748
1,732,665		Goldman Sachs Group, Inc	441,413
1,410,000	*	Good Resources Holdings Ltd	66
130,316	e	Granite Point Mortgage Trust, Inc	2,312
30,172		Great Ajax Corp	417
173,713	*	Green Dot Corp	10,468
44,457	e	Greenhill & Co, Inc	867
16,469		GRENKELEASING AG.	1,561
254,400		Group Lease PCL (FO)	53
66,450		Groupe Bruxelles Lambert S.A.	7,169
375,082		Grupo de Inversiones Suramericana S.A.	5,065
225,635		Grupo de Inversiones Suramericana S.A. (Preference)	2,949
114,435		GT Capital Holdings, Inc	2,962
276,500	e	Guolian Securities Co Ltd	134
8,337,800	e	Guotai Junan International Hol	2,608
879,015		Haci Omer Sabanci Holding AS	2,575
5,114,162		Haitong Securities Co Ltd	7,403
23,883	e	Hamilton Lane, Inc	845
15,218		Hankook Tire Worldwide Co Ltd	269
118,415	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,849
72,249	*	Hanwha Securities Co	182
319,843		Hargreaves Lansdown plc	7,768
37,314		Hellenic Exchanges S.A.	236
108,600		Hitachi Capital Corp	2,723
10,130		HMC Investment Securities Co Ltd	103
84,907	e	Hoist Finance AB	955
1,435,122		Hong Kong Exchanges and Clearing Ltd	43,898
153,186		Houlihan Lokey, Inc	6,959
761,500	*,e	Huarong International Financial Holdings Ltd	247
2,877,000		Huatai Securities Co Ltd	5,714
1,923	*,e	Hypoport AG.	334
49,500		IBJ Leasing Co Ltd	1,263
143,300		Ichiyoshi Securities Co Ltd	1,631
407,209	*	IFCI Ltd	197
964,133		IG Group Holdings plc	9,340
256,848	e	IGM Financial, Inc	9,021
159,606		India Infoline Ltd	1,669
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,407,069		Indiabulls Housing Finance Ltd	$26,379
100,007	*	Indiabulls Securities Ltd	416
30,195		Industrivarden AB	745
613,073	*	Infrastructure Development Finance Co Ltd	603
139,931		Interactive Brokers Group, Inc (Class A)	8,285
886,876		IntercontinentalExchange Group, Inc	62,578
299,863		Intermediate Capital Group plc	4,630
166,799		International Personal Finance plc	445
37,391	*	INTL FCStone, Inc	1,590
172,471		Inversiones La Construccion S.A.	3,252
642,186		Invesco Ltd	23,465
194,142		Invesco Mortgage Capital, Inc	3,462
1,153,350		Investec Ltd	8,364
73,156		Investec plc	527
40,214		Investment AB Kinnevik (B Shares)	1,359
15,813		Investment AB Oresund	254
83,597		Investment Technology Group, Inc	1,609
128,820		Investor AB (B Shares)	5,875
402,009		IOOF Holdings Ltd	3,350
213,219		iShares MSCI Canada Index Fund	6,320
1,142,425		iShares MSCI EAFE Index Fund	80,324
628,295		iShares MSCI Emerging Markets	29,605
161,300	e	J Trust Co Ltd	1,049
77,100		Jaccs Co Ltd	1,798
230,232		Jafco Co Ltd	13,281
82,128		Janus Henderson Group plc	3,142
83,200		Japan Investment Adviser Co Ltd	2,321
1,800,000		Japan Securities Finance Co Ltd	10,175
375,000	*,e	Jianpu Technology, Inc (ADR)	2,430
981,346		Jih Sun Financial Holdings Co Ltd	276
128,670		JM Financial Ltd	316
196,741		JSE Ltd	2,446
205,095		Julius Baer Group Ltd	12,542
680,290		Julius Baer Holding AG.	10,977
1,655,413		Jupiter Investment Management Group Ltd	14,007
966,600		kabu.com Securities Co Ltd	3,010
99,089		KBC Ancora	6,236
7,146		KIWOOM Securities Co Ltd	584
17,387	e	KKR Real Estate Finance Trust, Inc	348
36,785		Korea Investment Holdings Co Ltd	2,369
8,412,400	*	Kresna Graha Investama PT Tbk	329
28,356		KRUK S.A.	2,130
56,400		Krungthai Card PCL	322
12,032		Kyobo Securities Co	102
12,600		Kyokuto Securities Co Ltd	185
139,177		Ladder Capital Corp	1,897
345,051		Ladenburg Thalmann Financial Services, Inc	1,090
794,571		Lazard Ltd (Class A)	41,715
236,184		Legg Mason, Inc	9,915
557,899	*	LendingClub Corp	2,304
736,291		Leucadia National Corp	19,504
550,383		London Stock Exchange Group plc	28,150
315,387		LPL Financial Holdings, Inc	18,021
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,869		Lundbergs AB (B Shares)	$2,231
30,000	*,e	M&A Capital Partners Co Ltd	1,957
326,770		Macquarie Group Ltd	25,274
182,706		Magellan Financial Group Ltd	3,831
278,626	*	Mahindra & Mahindra Financial Services Ltd	2,065
8,610,066		Man Group plc	23,959
720,885		Manappuram General Finance & Leasing Ltd	1,388
92,699		MarketAxess Holdings, Inc	18,702
15,912		Marlin Business Services Corp	356
218,000		Marusan Securities Co Ltd	1,950
33,742,399	*,e	Mason Financial Holdings Ltd	555
414,401		Masterlink Securities Corp	121
238,400		Matsui Securities Co Ltd	2,008
15,870		Medley Management, Inc	103
183,457		Meritz finance Holdings Co Ltd	2,579
251,350		Meritz Securities Co Ltd	1,071
15,238,706		Metro Pacific Investments Corp	2,091
913,598		MFA Mortgage Investments, Inc	7,236
498,451		Mitsubishi UFJ Lease & Finance Co Ltd	2,958
34,940		MLP AG.	235
150,655		Moelis & Co	7,307
1,535,100	e	Monex Beans Holdings, Inc	4,338
326,338		Moody’s Corp	48,171
6,331,550		Morgan Stanley	332,216
53,618		Morningstar, Inc	5,199
46,977		Motilal Oswal Financial Services Ltd	1,099
247,885		MSCI, Inc (Class A)	31,367
128,602		MTGE Investment Corp	2,379
412,900		Muangthai Leasing PCL	490
714,177	*	Multi Commodity Exchange of India Ltd	10,199
143,983	*	Muthoot Finance Ltd	1,069
246,658		NASDAQ OMX Group, Inc	18,951
750,329		Natixis	5,926
567,383		Navient Corp	7,558
6,200		NEC Capital Solutions Ltd	127
32,918		Nelnet, Inc (Class A)	1,803
18,224	*	Netmarble Games Corp	3,201
776,842		New Residential Investment Corp	13,890
205,208	e	New York Mortgage Trust, Inc	1,266
56,823	*,m	NewStar Financial, Inc	31
516,677		NEX Group plc	4,231
10,586		NICE Holdings Co Ltd	145
21,922		NICE Information Service Co Ltd	178
41,500	*,e	Noah Holdings Ltd (ADR)	1,921
3,052,939		Nomura Holdings, Inc	17,896
128,092		Northern Trust Corp	12,795
3,417,866	e	NZX Ltd	2,713
95,000		Okasan Holdings, Inc	586
835,436		OM Asset Management plc	13,994
312,519	*	On Deck Capital, Inc	1,794
128,292	*	OneMain Holdings, Inc	3,334
130,239		Onex Corp	9,552
572,000	e	OP Financial Investments Ltd	203
18,687		Oppenheimer Holdings, Inc	501
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,041	e	Orchid Island Capital, Inc	$724
281,700	e	Orient Corp	449
2,533,176		ORIX Corp	42,712
660,562		Osaka Securities Exchange Co Ltd	11,461
174,912		OSK Holdings BHD	46
35,568		Owens Realty Mortgage, Inc	569
148,016	e	OzForex Group Ltd	164
72,895		P2P Global Investments plc	803
10,370		Pargesa Holding S.A.	898
7,785	e	Partners Group	5,334
114,166		PennyMac Mortgage Investment Trust	1,835
481,246		Peregrine Holdings Ltd	993
517,000	*,†,m	Peregrine Investment Holdings	0
162,452		Perpetual Trustees Australia Ltd	6,107
40,329		Pico Holdings, Inc	516
224,790	*	Pioneers Holding	105
82,178		Piper Jaffray Cos	7,088
31,415		PJT Partners, Inc	1,433
940,320	e	Platinum Asset Mangement Ltd	5,644
457,695		Plus500 Ltd	5,606
1,271,378		Power Finance Corp Ltd	2,425
76,118	*,e	PRA Group, Inc	2,527
524,082	*	President Securities Corp	252
99,318	e	Provident Financial plc	1,204
77,003		PSG Group Ltd	1,680
108,922	*	PTC India Financial Services Ltd	64
90,986		Pzena Investment Management, Inc (Class A)	971
8,343	*	Qatar Industrial Manufacturing Co	98
709,500		Ratchthani Leasing PCL	235
49,534		Rathbone Brothers	1,708
125,719		Ratos AB (B Shares)	549
287,102		Raymond James Financial, Inc	25,638
181,267		Redwood Trust, Inc	2,686
19,140	*	Regional Management Corp	504
235,745	*	Reliance Capital Ltd	2,134
878,160		Remgro Ltd	16,733
38,027		Repco Home Finance Ltd	408
55,074	e	Resource Capital Corp	516
259,835	e	Resurs Holding AB	1,845
10,800		Ricoh Leasing Co Ltd	373
1,171,714		RMB Holdings Ltd	7,479
1,574,125		Rural Electrification Corp Ltd	3,841
687,452		S&P Global, Inc	116,454
35,638	*	Safeguard Scientifics, Inc	399
26,188		Samsung Card Co	969
68,857		Samsung Securities Co Ltd	2,350
481,246	*	Sandown Capital Pty Ltd	126
493,164		Santander Consumer USA Holdings, Inc	9,183
246,100		Sawada Holdings Co Ltd	2,476
290,144		SBI Holdings, Inc	6,045
173,551		Schroders plc	8,215
402,877		SEI Investments Co	28,951
5	*,†,m	SFCG Co Ltd	0
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

227,100	*,†,m	Shanghai Dajiang Group	$131
8,584		Shinyoung Securities Co Ltd	454
464,830		Shriram Transport Finance Co Ltd	10,775
14,122		Silvercrest Asset Management Group, Inc	227
1,051,327		Singapore Exchange Ltd	5,838
176,654	*	SK Securities Co Ltd	189
6,890,000	e	Skyway Securities Group Ltd	467
904,457	*	SLM Corp	10,220
768,475	*,†,e,m	SNS Reaal	9
21,637,743		Sociedad de Inversiones Oro Blanco S.A.	253
4,060		Societe Fonciere Financiere et de Participations FFP	488
14,121		Sofina S.A.	2,222
455,748		Sparx Group Co Ltd	1,259
9,004		SPDR Trust Series 1	2,403
144,455		Sprott, Inc	280
688,936		SREI Infrastructure Finance Ltd	1,075
347,879		Srisawad Corp PCL	697
494,331		St. James’s Place plc	8,166
2,228,232		Standard Life plc	13,106
828,542		Starwood Property Trust, Inc	17,689
1,465,617		State Street Corp	143,059
226,691		Stifel Financial Corp	13,502
5,629,000		Sun Hung Kai & Co Ltd	3,589
33,809		Sundaram Finance Ltd	994
5,250		Swissquote Group Holding S.A.	206
2,508,881		Synchrony Financial	96,868
536,700		T Rowe Price Group, Inc	56,316
2,539,366	e	Tai Fook Securities Group Ltd	1,444
75,000		Taiwan Acceptance Corp	277
44,796		Tamburi Investment Partners S.p.A.	298
9,089		Tata Investment Corp Ltd	127
132,906		TD Ameritrade Holding Corp	6,795
355,474		Thomson Corp (Toronto)	15,494
99,418		TI Financial Holdings Ltd	1,071
47,917		Tiptree Financial, Inc	285
84,174		TMX Group Ltd	4,717
844,880		Tokai Tokyo Securities Co Ltd	5,431
77,545	*	Tong Yang Investment Bank	279
17,314		TPG RE Finance Trust, Inc	330
374,686		Tullett Prebon plc	2,686
402,735		Two Harbors Investment Corp	6,548
1,799,178		UBS AG.	33,056
629,800	e	Unifin Financiera SAPI de C.V. SOFOM ENR	2,134
1,101,083		UOB-Kay Hian Holdings Ltd	1,120
154,757	*	Uranium Participation Corp	521
1,983		Value Line, Inc	38
631,000	e	Value Partners Group Ltd	669
16,561		Verusa Holding AS.	100
45,326	e	Virtu Financial, Inc	829
11,659		Virtus Investment Partners, Inc	1,341
13,676		Volati AB	105
52,160		Vontobel Holding AG.	3,288
1,619,686		Voya Financial, Inc	80,126
2,646		VZ Holding AG.	897
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

367,842	e	Waddell & Reed Financial, Inc (Class A)	$8,218
16,072		Warsaw Stock Exchange	217
1,785,160		Waterland Financial Holdings	569
25,385		Wendel	4,399
70,700		Western Asset Mortgage Capital Corp	703
30,023		Westwood Holdings Group, Inc	1,988
198,196	e	WisdomTree Investments, Inc	2,487
729,883		Woori Investment & Securities Co Ltd	9,447
10,125	*	World Acceptance Corp	817
31,128		ZAIS Financial Corp	472
836,230		Zeder Investments Ltd	466
127,000		Zenkoku Hosho Co Ltd	5,456
		TOTAL DIVERSIFIED FINANCIALS	4,845,373

ENERGY - 6.1%
1,053,020	*	Abraxas Petroleum Corp	2,590
4,326		Adams Resources & Energy, Inc	188
57,600,804		Adaro Energy Tbk	7,875
120,412	*	Advantage Oil & Gas Ltd	517
52,649		Aegis Logistics Ltd	237
92,072	*,e	Akastor ASA	184
224,622		Aker BP ASA	5,533
93,396	*	Aker Solutions ASA	526
125,244	e	AltaGas Income Trust	2,852
590,781	*,e	Amerisur Resources plc	148
1,114,292		Anadarko Petroleum Corp	59,771
249,904		Andeavor	28,574
283,479	*	Antero Resources Corp	5,386
974,000	*,e	Anton Oilfield Services Group	107
100,000		AOC Holdings, Inc	554
596,039		Apache Corp	25,165
209,589	*,e	Approach Resources, Inc	620
1,374,084	e	ARC Resources Ltd	16,124
108,777		Arch Coal, Inc	10,134
409,817		Archrock, Inc	4,303
50,367	*,e	Ardmore Shipping Corp	403
814,856	*	Athabasca Oil Corp	694
1,195,096		Baker Hughes a GE Co	37,813
229,600		Bangchak Corp PCL	287
2,748,810		Banpu PCL (Foreign)	1,643
193,507	*	Basic Energy Services, Inc	4,542
477,387	*,e	Baytex Energy Trust	1,432
10,448,659		Beach Petroleum Ltd	10,091
1,284,854		Bharat Petroleum Corp Ltd	10,414
2,013,554	*	Bill Barrett Corp	10,330
139,296		Birchcliff Energy Ltd	488
300,632	*	Bonanza Creek Energy, Inc	8,294
140,771	e	Bonavista Energy Trust	252
15,756		Bonterra Oil & Gas Ltd	192
426,226	*	Borr Drilling Ltd	1,796
20,628	e	Bourbon S.A.	173
19,612,314		BP plc	137,586
253,979		BP plc (ADR)	10,675
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,650,000	*,†,m	Brightoil Petroleum Holdings Ltd	$893
370,768	e	Bristow Group, Inc	4,994
1,700,600	*	Bumi Armada BHD	321
45,094	*,e	BW LPG Ltd	212
178,613	*	BW Offshore Ltd	779
160,999	*	C&J Energy Services, Inc	5,389
400,998		Cabot Oil & Gas Corp	11,469
645,240	*	Cairn Energy plc	1,859
73,879	*,e	California Resources Corp	1,436
348,017	*,e	Callon Petroleum Co	4,228
285,171		Caltex Australia Ltd	7,555
193,980	e	Cameco Corp (Toronto)	1,792
333,412	*,e	Canacol Energy Ltd	1,191
1,211,396		Canadian Natural Resources Ltd (Canada)	43,290
43,609	*,e	CARBO Ceramics, Inc	444
488,064	e	Cardinal Energy Ltd	1,976
130,813	*,e	Carrizo Oil & Gas, Inc	2,784
1,657,076	e	Cenovus Energy, Inc	15,129
2,446,718		Cenovus Energy, Inc (Toronto)	22,346
262,897	*,e	Centennial Resource Development, Inc	5,205
184,804		CES Energy Solutions Corp	960
385,092	*	Cheniere Energy, Inc	20,733
187,292	*	Chennai Petroleum Corp Ltd	1,254
1,238,584	*,e	Chesapeake Energy Corp	4,905
5,360,475		Chevron Corp	671,078
744,800	e	China Aviation Oil Singapore Corp Ltd	900
2,155,826		China Oilfield Services Ltd	2,092
11,523,295		China Shenhua Energy Co Ltd	29,770
8,957,000		China Suntien Green Energy Cor	2,368
186,250		Cimarex Energy Co	22,724
1,165,864	*	Clean Energy Fuels Corp	2,367
133,490	*	Cloud Peak Energy, Inc	594
22,488,246		CNOOC Ltd	32,284
473,592	*	CNX Resources Corp	6,929
877,120		Coal India Ltd	3,610
118	*,b	Cobalt International Energy, Inc	0	^
2,667,206	*	Concho Resources, Inc	400,668
1,247,456		ConocoPhillips	68,473
59,688	*	CONSOL Energy, Inc	2,358
113,184	*	Contango Oil & Gas Co	533
2,553,806	*	Continental Resources, Inc	135,275
2,511	e	Core Laboratories NV	275
212,028		Cosan SA Industria e Comercio	2,657
216,800		Cosmo Energy Holdings Co Ltd	8,163
258,520		Crescent Point Energy Corp	1,970
89,867	*	Crew Energy, Inc	225
26,754	e	CVR Energy, Inc	996
2,204,472	*	Dana Gas PJSC	486
11,762		Delek Group Ltd	1,900
1,432,381		Delek US Holdings, Inc	50,047
1,188,607	*,e	Denbury Resources, Inc	2,627
633,974		Devon Energy Corp	26,247
142,000		DHT Holdings, Inc	510
3,370,751		Dialog Group BHD	2,089
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,985	*,e	Diamond Offshore Drilling, Inc	$2,138
1,568,211	*	Diamondback Energy, Inc	197,987
412,510	*	DNO International ASA	477
41,093	*	Dorian LPG Ltd	338
65,877	*	Dril-Quip, Inc	3,142
1,723		E1 Corp	92
81,749	*,e	Earthstone Energy, Inc	869
304,678	*	Eclipse Resources Corp	731
9,073,516		Ecopetrol S.A.	6,719
461,214		Empresas COPEC S.A.	7,281
184,842		Enagas	5,286
96,224	e	Enbridge Income Fund	2,282
1,685,758	e	Enbridge, Inc	65,928
10,607	e	Enbridge, Inc	415
1,110,859		EnCana Corp	14,820
181,067		Enerflex Ltd	2,210
487,498	*	Energen Corp	28,065
1,056,414		Energy Absolute PCL (Foreign)	1,702
1,168,600	†,m	Energy Earth PCL	39
1,053,134	*,e	Energy Resources of Australia Ltd	748
56,016	*	Energy XXI Gulf Coast, Inc	322
877,081		Enerplus Resources Fund	8,589
2,230,665		ENI S.p.A.	36,913
3,062,169	*	Enquest plc (London)	1,178
736,984	e	Ensco plc	4,356
236,516		Ensign Energy Services, Inc	1,217
4,697,088		EOG Resources, Inc	506,863
88,211	*,e	EP Energy Corp	208
467,931		EQT Corp	26,635
79,764	*	Era Group, Inc	857
825,600		Esso Malaysia BHD	2,762
3,219	*	Esso SA Francaise	221
2,636,200	*	Esso Thailand PCL (Foreign)	1,424
24,323	*	Etablissements Maurel et Prom	105
76,660	e	Euronav NV	706
45,023		Evolution Petroleum Corp	308
16,942	*,e	Exmar NV	131
389,230	*	Exterran Corp	12,237
246,582	*,e	Extraction Oil & Gas, Inc	3,529
738,577		Exxaro Resources Ltd	9,700
9,465,965	d	Exxon Mobil Corp	791,733
1,141,997	*,†,e,m	Ezion Holdings Ltd	168
262,984	*,e	Fairmount Santrol Holdings, Inc	1,375
199,151	*	Faroe Petroleum plc	282
4,354,814		Formosa Petrochemical Corp	16,844
137,352	*	Forum Energy Technologies, Inc	2,136
91,638	e	Frank’s International NV	609
139,578		Freehold Royalty Trust	1,560
133,761	e	Frontline Ltd	614
50,200	e	Frontline Ltd (Sigmax MTF)	233
52,609	*	Fugro NV	819
534,124		Galp Energia SGPS S.A.	9,813
72,042	e	GasLog Ltd	1,603
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

337,341	*,e	Gastar Exploration, Inc	$354
5,963,606		Gazprom OAO (ADR)	26,215
62,015		Gazpromneft OAO (ADR)	1,329
55,021	e	Gaztransport Et Technigaz S.A.	3,307
88,613	*,e	Gener8 Maritime, Inc	587
4,805,000	*	Genesis Energy Holdings Ltd	86
24,884	*	Geospace Technologies Corp	323
293,075	e	Gibson Energy, Inc	4,239
167,629	e	Golar LNG Ltd	4,997
95,538		Great Eastern Shipping Co Ltd	598
304,208		Green Plains Renewable Energy, Inc	5,126
110,145		Grupa Lotos S.A.	1,822
55,943		GS Holdings Corp	3,248
51,190	*	Gujarat Mineral Development Corp Ltd	134
29,118	*	Gulf International Services OSC	139
25,095		Gulf Island Fabrication, Inc	337
424,273	*	Gulfport Energy Corp	5,414
211,575	*,e	Halcon Resources Corp	1,602
37,007		Hallador Energy Co	225
2,387,322		Halliburton Co	116,668
313		Hankook Shell Oil Co Ltd	112
230,183	*	Helix Energy Solutions Group, Inc	1,736
31,028		Hellenic Petroleum S.A.	283
222,679	e	Helmerich & Payne, Inc	14,394
344,211		Hess Corp	16,340
509,000		Hilong Holding Ltd	73
1,260,497		Hindustan Petroleum Corp Ltd	8,266
28,557	e	Hoegh LNG Holdings Ltd	226
281,359		HollyFrontier Corp	14,411
1,410,000	*,e	Honghua Group Ltd	121
86,784	*	Hunting plc	709
3,284,906	*,e	Hurricane Energy plc	1,375
224,152	*	Husky Energy, Inc	3,165
122,194		Idemitsu Kosan Co Ltd	4,895
346,580		Imperial Oil Ltd	10,816
161,603	*	Independence Contract Drilling, Inc	643
739,968		Indian Oil Corp Ltd	4,497
670,800		Inner Mongolia Yitai Coal Co	967
952,448		Inpex Holdings, Inc	11,854
886,348	e	Inter Pipeline Ltd	18,355
1,914	*	International Petroleum Corp	8
52,440	*	International Seaways, Inc	968
59,146	*	Ipek Matbacilik Sanayi Ve Ticaret AS	84
13,739,007		IRPC PCL (Foreign)	2,972
1,548	*,e	Isramco, Inc	162
127,653		Itochu Enex Co Ltd	1,228
799,905	*,e	Jagged Peak Energy, Inc	12,622
3,900	*,e	Japan Drilling Co Ltd	83
22,900		Japan Petroleum Exploration Co	605
8,941	*	Jerusalem Oil Exploration	545
478,521		John Wood Group plc	4,187
292,000	*	Jutal Offshore Oil Services Ltd	80
5,253,510		JX Holdings, Inc	33,761
156,378	*,e	Karoon Gas Australia Ltd	159
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

192,835	*,e	Keane Group, Inc	$3,666
90,479	*	Kelt Exploration Ltd	518
22,270	*,e	Key Energy Services, Inc	263
372,872		Keyera Corp	10,507
63,793		Kinder Morgan Canada Ltd	863
2,028,427		Kinder Morgan, Inc	36,654
59,947		Koninklijke Vopak NV	2,626
498,077	*	Kosmos Energy LLC	3,412
231,568	*	Laredo Petroleum Holdings, Inc	2,457
79,861	*,e	Lilis Energy, Inc	408
7,747		Lubelski Wegiel Bogdanka S.A.	149
623,844		LUKOIL PJSC (ADR)	35,544
138,600	*	Lundin Petroleum AB	3,173
14,226	*,e	Mammoth Energy Services, Inc	279
1,696,980		Marathon Oil Corp	28,730
1,048,701		Marathon Petroleum Corp	69,193
3,138,787	*	Matador Resources Co	97,710
155,517	*	Matrix Service Co	2,768
805,986	*	McDermott International, Inc	5,303
4,184,628	*	MEG Energy Corp	17,111
73,834	*	Midstates Petroleum Co, Inc	1,224
580,000	*	MIE Holdings Corp	41
166,100		Modec, Inc	4,280
1,084,703		MOL Hungarian Oil & Gas plc	12,576
182,803		Motor Oil Hellas Corinth Refineries S.A.	4,119
184,675	e	Mullen Group Ltd	2,312
127,874	e	Murphy Oil Corp	3,970
1,213,709		Nabors Industries Ltd	8,290
47,861		Naphtha Israel Petroleum Corp Ltd	340
751,823		National Oilwell Varco, Inc	27,081
13,350		National Refinery Ltd	52
21,143	*	Natural Gas Services Group, Inc	554
167,799	e	Navios Maritime Acq Corp	186
42,061	*,e	NCS Multistage Holdings, Inc	620
185,647		Neste Oil Oyj	11,883
353,845		New Zealand Refining Co Ltd	665
536,210	*	Newfield Exploration Co	16,907
22,924,000	*,e	Newocean Energy Holdings Ltd	6,015
146,301	*	Newpark Resources, Inc	1,258
183,550	*	NexGen Energy Ltd	469
403,292	*	Noble Corp plc	1,823
441,321		Noble Energy, Inc	12,860
175,763	e	Nordic American Tanker Shipping	432
57,460	*	Nostrum Oil & Gas plc	253
134,521		NovaTek OAO (GDR)	16,169
528,100	*	NuVista Energy Ltd	3,369
477,801	*,e	Oasis Petroleum, Inc	4,018
352,639	*	Obsidian Energy Ltd	438
2,467,299		Occidental Petroleum Corp	181,741
33,037	e	Ocean Yield ASA	280
209,318		Oceaneering International, Inc	4,425
42,857	*	Odfjell Drilling Ltd	191
752,900		Oil & Gas Development Co Ltd	1,110
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,183,880		Oil Refineries Ltd	$4,388
1,232,176		Oil Search Ltd	7,460
85,633	*	Oil States International, Inc	2,423
296,046		OMV AG.	18,766
337,190		Oneok, Inc	18,023
444,694	*	Ophir Energy plc	408
1,285,707	*	Origin Energy Ltd	9,418
131,437	*	Overseas Shipholding Group, Inc	360
346,785	*	Pacific Ethanol, Inc	1,578
78,724	*,e	Painted Pony Energy Ltd	167
58,300		Pakistan Oilfields Ltd	313
112,217		Pakistan State Oil Co Ltd	298
31,560		Panhandle Oil and Gas, Inc (Class A)	649
54,126	*	Par Pacific Holdings, Inc	1,044
301,321	*	Paramount Resources Ltd (Class A)	4,655
193,752	*	Parex Resources, Inc	2,799
362,775	*	Parker Drilling Co	363
126,236		Parkland Fuel Corp	2,696
7,556,451	*	Parsley Energy, Inc	222,462
142,669		Pason Systems, Inc	2,065
616,105		Patterson-UTI Energy, Inc	14,177
12,912		Paz Oil Co Ltd	2,231
187,892	e	PBF Energy, Inc	6,661
129,567	*	PDC Energy, Inc	6,678
534,879	*	Peabody Energy Corp	21,058
623,217		Pembina Pipeline Income Fund	22,564
313,500	*,e	Pengrowth Energy Trust	249
24,288	*,e	Penn Virginia Corp	950
618,412		Petrofac Ltd	4,246
5,158,905	*	Petroleo Brasileiro S.A.	26,290
7,818,119	*	Petroleo Brasileiro S.A. (Preference)	37,939
219,157	*,e	Petroleum Geo-Services ASA	446
1,419,500		Petron	261
469,759		Petronas Dagangan BHD	2,810
551,924		Petronet LNG Ltd	2,198
184,030	e	Peyto Exploration & Development Corp	2,200
24,524	*	PHI, Inc	284
827,130		Phillips 66	83,664
131,796	*	Pioneer Energy Services Corp	402
544,925		Pioneer Natural Resources Co	94,190
3,909,193		Plains All American Pipeline LP	80,686
1,358,690		Plains GP Holdings LP	29,823
4,679,691		Polish Oil & Gas Co	8,456
450,499		Polski Koncern Naftowy Orlen S.A.	13,693
100,100	*,†,m	Poseidon Concepts Corp	1	^
97,453	e	PrairieSky Royalty Ltd	2,486
181,702	*	Precision Drilling Trust	551
1,903,530	*,e	Premier Oil plc	1,960
100,083	*,e	ProPetro Holding Corp	2,018
15,628,900	*	PT Bumi Resources Tbk	310
3,037,200	*	PT Delta Dunia Petroindo Tbk	160
530,000	*	PT Harum Energy Indonesia Tbk	80
1,170,300	*	PT Indika Energy Tbk	263
2,791,100		PT Indo Tambangraya Megah	4,250
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,973,866	*	PT Medco Energi Internasional Tbk	$326
18,113,400	*	PT Sugih Energy Tbk	67
2,120,400		PT Tambang Batubara Bukit Asam Tbk	384
5,614,106		PT United Tractors Tbk	14,648
1,459,721		PTT Exploration & Production PCL (Foreign)	4,473
1,094,095		PTT PCL (Foreign)	14,704
469,244	*	Qatar Gas Transport Co Ltd	2,074
419,900		QGEP Participacoes S.A.	1,361
847,113	*	Questar Market Resources, Inc	8,107
136,063	*	Raging River Exploration, Inc	866
536,167		Range Resources Corp	9,147
12,315	*,e	Ranger Energy Services, Inc	114
4,716,999		Reliance Industries Ltd	67,992
202,543	*,e	Renewable Energy Group, Inc	2,390
2,738,814		Repsol YPF S.A.	48,358
35,320	*,e	Resolute Energy Corp	1,112
10,143	*	Rex American Resources Corp	840
24,329	*	RigNet, Inc	364
86,319	*	Ring Energy, Inc	1,200
3,946	*,e	Rosehill Resources, Inc	31
1,293,857		Rosneft Oil Co (GDR)	6,438
645,727	*	Rowan Cos plc	10,112
4,966,029		Royal Dutch Shell plc (A Shares)	165,782
4,449,607		Royal Dutch Shell plc (B Shares)	149,836
312,216	e	RPC, Inc	7,971
4,650,247	*	RSP Permian, Inc	189,172
380,524	*	Saipem S.p.A	1,736
33,000		San-Ai Oil Co Ltd	480
120,826	*,e	Sanchez Energy Corp	642
59,556	*,e	SandRidge Energy, Inc	1,255
1,444,591	*	Santos Ltd	6,115
4,508,176		Sapurakencana Petroleum BHD	789
751,334		Saras S.p.A.	1,804
728,591		Sasol Ltd	25,186
121,643		SBM Offshore NV	2,141
3,910,088		Schlumberger Ltd	263,501
6,942	*,e	Schoeller-Bleckmann Oilfield Equipment AG.	708
397,406		Scorpio Tankers, Inc	1,212
31,913	*	SEACOR Holdings, Inc	1,475
27,556	*	SEACOR Marine Holdings, Inc	322
1,163	*,b	Seadrill Ltd (Oslo Exchange)	0	^
292,175	e	Secure Energy Services, Inc	2,036
41,654	*,e	Select Energy Services, Inc	760
263,076		SemGroup Corp	7,945
261,600		Serba Dinamik Holdings Bhd	209
50	*,†,m	Serval Integrated Energy Services	0
606,028	*	Seven Generations Energy Ltd	8,572
92	*	Shanxi Guoxin Energy Corp Ltd	0	^
43,336	e	ShawCor Ltd	945
64,200	*	Shell Refining Co Federation Of Malaya Bhd	258
147,000		Shinko Plantech Co Ltd	1,555
107,140	e	Ship Finance International Ltd	1,661
438,765		Showa Shell Sekiyu KK	5,937
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,406,100		Siamgas & Petrochemicals PCL (Foreign)	$8,505
11,903	*	SilverBow Resources, Inc	354
5,000		Sinanen Co Ltd	119
622,000		Sinopec Kantons Holdings Ltd	401
67,280		SK Energy Co Ltd	12,835
7,351		SK Gas Co Ltd	645
190,375		SM Energy Co	4,203
40,494	*,e	Smart Sand, Inc	351
2,111,235		Snam Rete Gas S.p.A.	10,340
321,783		Soco International plc	486
50,052		S-Oil Corp	5,467
121,343	*	Solaris Oilfield Infrastructure, Inc	2,598
148,716	*	Songa Offshore SE	1,091
403,803	*,e	Sound Energy plc	278
934,044	*	Southwestern Energy Co	5,212
103,135	*	Spartan Energy Corp	590
404,162	*	SRC Energy, Inc	3,448
3,522,364		Statoil ASA	75,408
580,955		Stobart Group Ltd	2,208
138,311	*,e	Stone Energy Corp	4,448
454,000		Strong Petrochemical Holdings Ltd	81
670,214		Subsea 7 S.A.	10,041
2,962,613		Suncor Energy, Inc	108,771
430,424	*	Superior Energy Services	4,145
137,133	e	Surge Energy, Inc	228
1,074,719		Surgutneftegaz (ADR)	5,045
354,200		Surgutneftegaz (ADR) (London)	1,668
83,538	*,e	Tamarack Valley Energy Ltd	190
423,833		Targa Resources Investments, Inc	20,522
438,895		Tatneft PAO (ADR)	21,614
4,254		TechnipFMC plc	132
5,437		TechnipFMC plc	170
168,561	e	Tecnicas Reunidas S.A.	5,345
91,096	e	Teekay Corp	849
341,736	e	Teekay Tankers Ltd (Class A)	478
96,844	*,e	Tellurian, Inc	943
381,489		Tenaris S.A.	6,055
195,493	*	Tetra Technologies, Inc	835
63,306		TGS Nopec Geophysical Co ASA	1,499
5,527,455		Thai Oil PCL (Foreign)	17,554
73,031		TMK OAO (GDR)	338
87,194	e	TORC Oil & Gas Ltd	523
16,940	e	TORM plc	146
49,988		Total Energy Services, Inc	591
2,977,368		Total S.A.	164,350
110,704	*	Tourmaline Oil Corp	2,006
31,300		Toyo Kanetsu K K	1,270
1,312,835	e	TransCanada Corp	63,898
1,124	*	Transocean Ltd	12
1,779,649	*,e	Transocean Ltd (NYSE)	19,007
331,518	*	Trican Well Service Ltd	1,076
190,921	*,e	Trinidad Drilling Ltd	258
1,096,616	*	Tullow Oil plc	3,053
133,735		Tupras Turkiye Petrol Rafine	4,286
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

330,000	*	Ultra Petroleum Corp	$2,990
377,894		Ultrapar Participacoes S.A.	8,546
2,160,562	*	UMW Oil & Gas Corp BHD	163
363,778	*	Unit Corp	8,003
254,136	*,e	Uranium Energy Corp	450
140,808	e	US Silica Holdings Inc	4,585
1,255,337		Valero Energy Corp	115,378
196,610	*,e	Vallourec SA	1,185
115,102		Verbio AG.	1,126
61,440	e	Vermilion Energy, Inc	2,233
2,754,972	*	W&T Offshore, Inc	9,119
66,680		Washington H Soul Pattinson & Co Ltd	925
4,899,859	*,e	Weatherford International Ltd	20,432
784,578	e	Whitecap Resources, Inc	5,586
946,698		Whitehaven Coal Ltd	3,283
198,035	*	Whiting Petroleum Corp	5,244
84,352	*,e	WildHorse Resource Development Corp	1,553
66,342	*	Willbros Group, Inc	94
5,461,731		Williams Cos, Inc	166,528
656,000		Wison Engineering Services Co Ltd	144
1,315,041		Woodside Petroleum Ltd	33,833
238,349		World Fuel Services Corp	6,707
169,425	*	WorleyParsons Ltd	1,888
3,343,681	*	WPX Energy, Inc	47,046
2,521,066		Yanzhou Coal Mining Co Ltd	2,940
324,300		Yinson Holdings BHD	325
247,710	*	YPF S.A. (ADR) (Class D)	5,675
1,252,000	*	Yuan Heng Gas Holdings Ltd	149
404,195		Z Energy Ltd	2,194
		TOTAL ENERGY	7,719,881

FOOD & STAPLES RETAILING - 1.3%
979,300		7-Eleven Malaysia Holdings BHD	373
440,344		Aeon Co Ltd	7,428
19,300		Ain Pharmaciez Inc	1,153
2,735	*	Al Meera Consumer Goods Co	109
1,077,552		Alimentation Couche Tard, Inc	56,226
1,617,766		Almacenes Exito S.A.	8,977
45,236		Andersons, Inc	1,409
72,644		Arcs Co Ltd	1,690
2,388,500	*	Atacadao Distribuicao Comercio e Industria Ltd	10,981
76,986		Axfood AB	1,483
26,200		Axial Retailing, Inc	984
20,700		Belc Co Ltd	1,246
7,842	*	BGF retail Co Ltd	1,538
330,264		Bid Corp Ltd	8,027
195,655		BIM Birlesik Magazalar AS	4,024
5,805,103		Booker Group plc	17,949
1,375,672		Carrefour S.A.	29,660
93,014	e	Casey’s General Stores, Inc	10,412
55,670		Casino Guichard Perrachon S.A.	3,375
44,700		Cawachi Ltd	1,103
2,254,082		Centros Comerciales Sudamericanos S.A.	6,655
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,177	*	Chefs’ Warehouse Holdings, Inc	$1,049
231,617		Cia Brasileira de Distribuicao Grupo Pao de Acucar	5,512
3,586		CJ Freshway Corp	133
160,619		Clicks Group Ltd	2,351
11,260		Cocokara Fine Holdings, Inc	725
20,269		Colruyt S.A.	1,054
102,200		Conviviality plc	557
6,112,000		Cosco Capital, Inc	943
21,900		Cosmos Pharmaceutical Corp	4,570
4,827,429		CP Seven Eleven PCL (Foreign)	11,393
86,200		Create SD Holdings Co Ltd	2,313
2,075,696		CVS Health Corp	150,488
4,500	e	Daikokutenbussaan Co Ltd	200
9,560	*	Dino Polska S.A.	216
176,100		Dis-Chem Pharmacies Ltd	520
418,463		Distribuidora Internacional de Alimentacion S.A.	2,158
24,308		Dongsuh Co, Inc	661
9,729		E-Mart Co Ltd	2,460
439,195		Empire Co Ltd	8,557
52,902		Eurocash S.A.	402
82,191		FamilyMart Co Ltd	5,757
6,200	*,e	Genky DrugStores Co Ltd	226
70,463		George Weston Ltd	6,119
103,300		Growell Holdings Co Ltd	4,459
217,900		Grupo Comercial Chedraui S.a. DE C.V.	400
28,083		GS Retail Co Ltd	1,056
4,900		Halows Co Ltd	113
17,700		Heiwado Co Ltd	367
29,022		Hyundai Greenfood Co Ltd	405
353,521	e	ICA Gruppen AB	12,843
33,984		Ingles Markets, Inc (Class A)	1,176
8,200		Itochu-Shokuhin Co Ltd	450
2,722,364		J Sainsbury plc	8,865
283,467		Jean Coutu Group PJC, Inc	5,507
305,001		Jeronimo Martins SGPS S.A.	5,927
10,300		Kansai Super Market Ltd	113
50,500		Kato Sangyo Co Ltd	1,848
41,138		Kesko Oyj (B Shares)	2,233
8,700		Kobe Bussan Co Ltd	333
2,582,877		Koninklijke Ahold Delhaize NV	56,779
2,975,733		Kroger Co	81,684
37,200		Kusuri no Aoki Holdings Co Ltd	1,968
288,700	*	La Comer SAB de C.V.	297
91,814		Lawson, Inc	6,101
253,000	*	Lianhua Supermarket Holdings Co Ltd	92
8,100		Life Corp	218
259,907	e	Loblaw Cos Ltd	14,106
448,173		Magnit OAO (GDR)	12,198
31,205	e	Majestic Wine plc	189
484,000	*,e	Major Holdings Ltd	9
72,477	e	MARR S.p.A.	1,871
69,443		Massmart Holdings Ltd	783
187,200		Matsumotokiyoshi Holdings Co Ltd	7,690
1,379,897	e	Metcash Ltd	3,346
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,299	*	Metro Wholesale & Food Specialist AG.	$1,301
546,792		Metro, Inc	17,509
18,761	*	Migros Ticaret AS	136
45,200		Ministop Co Ltd	976
98,369	*,e	Natural Grocers by Vitamin C	878
4,700		Nihon Chouzai Co Ltd	143
108,941		North West Co, Inc	2,606
42,000		Okuwa Co Ltd	434
2,000	e	Olam International Ltd	3
523,413	*	Performance Food Group Co	17,325
1,279,140		Pick’n Pay Stores Ltd	7,192
583,822		President Chain Store Corp	5,560
38,180		Pricesmart, Inc	3,287
11,700		Qol Co Ltd	219
201,202		Raia Drogasil S.A.	5,566
62,857		Rallye S.A.	1,117
14,490		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	769
1,562,948	*,e	Rite Aid Corp	3,079
515,620		Robinsons Retail Holdings, Inc	994
9,079		Ryoshoku Ltd	266
10,900		San-A Co Ltd	527
740,373		Seven & I Holdings Co Ltd	30,671
1,380,800	e	Sheng Siong Group Ltd	955
28,300	e	Shoei Foods Corp	1,200
600,647		Shoprite Holdings Ltd	10,738
405,810		Shufersal Ltd	2,694
41,294	*	Smart & Final Stores, Inc	353
18,400		Sogo Medical Co Ltd	968
2,778,048		Sonae SPGS S.A.	3,753
184,251		Spar Group Ltd	3,028
257,667		Spartan Stores, Inc	6,875
634,000		Springland International Holdings Ltd	154
209,271	*	Sprouts Farmers Market, Inc	5,096
23,500		Sugi Pharmacy Co Ltd	1,197
9,268,427		Sun Art Retail Group Ltd	9,777
130,512		Sundrug Co Ltd	6,054
62,993	*	SUPERVALU, Inc	1,361
560,100		Sysco Corp	34,015
361,000		Taiwan TEA Corp	187
29,386,735		Tesco plc	83,023
26,800		Tsuruha Holdings, Inc	3,640
317,338	*	United Natural Foods, Inc	15,635
32,650		United Super Markets Holdings, Inc	331
998,514	*	US Foods Holding Corp	31,883
28,700		Valor Co Ltd	670
13,308		Village Super Market (Class A)	305
2,682,373		Walgreens Boots Alliance, Inc	194,794
16,063,550		Wal-Mart de Mexico SAB de C.V.	39,370
3,903,576		Wal-Mart Stores, Inc	385,478
16,578		Weis Markets, Inc	686
1,102,612		Wesfarmers Ltd	38,126
2,878,803		WM Morrison Supermarkets plc	8,547
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,025,043		Woolworths Ltd	$21,778
146,500	*	X 5 Retail Group NV (GDR)	5,533
30,000		Yakuodo Co Ltd	835
27,900		Yaoko Co Ltd	1,360
23,500	e	Yokohama Reito Co Ltd	243
6,384	*	Zur Rose Group AG.	858
		TOTAL FOOD & STAPLES RETAILING	1,638,650

FOOD, BEVERAGE & TOBACCO - 4.8%
1,425,628	*	a2 Milk Co Ltd	8,153
21,818		AarhusKarlshamn AB	1,868
60,086	*	Adecoagro S.A.	621
12,440	e	AGT Food & Ingredients, Inc	199
252,930		Agthia Group PJSC	331
374,285		Ajinomoto Co, Inc	7,042
6,877		Alico, Inc	203
3,119,746		Altria Group, Inc	222,781
6,637,374		AMBEV S.A.	42,602
57,673	*,e	Amplify Snack Brands, Inc	693
626,537		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,000
279,329		Anheuser-Busch InBev S.A.	31,185
80,200		Anhui Gujing Distillery Co Ltd	453
576,204		Archer Daniels Midland Co	23,094
11,200		Ariake Japan Co Ltd	955
61,945		Aryzta AG.	2,457
292,640		Asahi Breweries Ltd	14,521
705,754		Associated British Foods plc	26,871
480,555		Astral Foods Ltd	10,405
11,834		Atria Group plc	172
56,403		Austevoll Seafood ASA	469
219,839	*,e	Australian Agricultural Co Ltd	223
32,160		Avanti Feeds Ltd	1,274
636,477		AVI Ltd	5,688
114,618	e	B&G Foods, Inc (Class A)	4,029
105,829		Bakkafrost P	4,485
222,599		Balrampur Chini Mills Ltd	461
2,931		Barry Callebaut AG.	6,109
4,471,100	*	Becle SAB de C.V.	7,163
796,508	e	Bega Cheese Ltd	4,477
1,030		Bell AG.	454
52,338	*	Bellamy’s Australia Ltd	427
10,422	*,e	Belvedere S.A.	157
3,612		Binggrae Co Ltd	213
120,500	*	Biostime International Holdings Ltd	800
167,858	*,e	Blue Buffalo Pet Products, Inc	5,504
17,982		Bonduelle S.C.A.	951
33,542	*,e	Boston Beer Co, Inc (Class A)	6,410
417,686	*	BRF S.A.	4,609
24,425		Britannia Industries Ltd	1,800
131,604		British American Tobacco Malaysia BHD	1,301
3,927,874		British American Tobacco plc	265,520
83,911		British American Tobacco plc (ADR)	5,621
2,078,365		Britvic plc	22,809
109,850		Brown-Forman Corp	7,386
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

154,376		Brown-Forman Corp (Class B)	$10,601
317,200		Bumitama Agri Ltd	177
827,213		Bunge Ltd	55,489
198,824		C&C Group plc	686
27,555	e	Calavo Growers, Inc	2,326
64,074	e	Calbee, Inc	2,082
49,269	*,e	Cal-Maine Foods, Inc	2,190
260,604		Campbell Soup Co	12,538
99,131		Carlsberg AS (Class B)	11,890
213,000		Carlsberg Brewery-Malay BHD	805
161,207	*,e	Castle Brands, Inc	197
596,300		Century Pacific Food, Inc	193
2,029,000		Charoen Pokphand Enterprise	4,377
3,106,906		Charoen Pokphand Foods PCL	2,288
20,608,000		China Agri-Industries Holdings Ltd	9,006
4,375,889	*,†,e,m	China Huishan Dairy Holdings Co Ltd	6
370,000	*	China Huiyuan Juice Group Ltd	102
2,802,946		China Mengniu Dairy Co Ltd	8,326
984,000	*,e	China Modern Dairy Holdings	190
1,737,164		China Resources Beer Holdings Company Ltd	6,223
3,853,000	*,e	China Shengmu Organic Milk Ltd	621
14,300		Chubu Shiryo Co Ltd	317
413,774		Cia Cervecerias Unidas S.A.	6,204
8,323		CJ CheilJedang Corp	2,846
24,722	e	Clearwater Seafoods, Inc	144
140,128		Cloetta AB	507
491,419		Coca-Cola Amatil Ltd	3,256
8,233		Coca-Cola Bottling Co Consolidated	1,772
10,729,104		Coca-Cola Co	492,251
10		Coca-Cola European Partners plc	0	^
705,524		Coca-Cola European Partners plc (Class A)	28,115
714,627		Coca-Cola Femsa S.A. de C.V.	4,977
452,685		Coca-Cola HBC AG.	14,791
70,457		Coca-Cola Icecek AS	635
89,000		Coca-Cola West Japan Co Ltd	3,247
2,172,000	e	Cofco International Ltd	1,268
1,341,000	*,e	COFCO Meat Holdings Ltd	271
4,020,573		ConAgra Foods, Inc	151,455
309,300		Constellation Brands, Inc (Class A)	70,697
7,469		Corby Spirit and Wine Ltd	137
891,677		Costa Group Holdings Ltd	4,578
1,806,752	n	Costco Wholesale Corp	336,273
98,985		Cott Corp (Toronto)	1,652
23,800	*	Craft Brewers Alliance, Inc	457
84,858		Daesang Corp	2,183
47,347		Daesang Holdings Co Ltd	440
202,525	e	Dairy Crest Group plc	1,576
358,941	*	Darling International, Inc	6,508
7,378,599		Davide Campari-Milano S.p.A	57,012
257,289		Dean Foods Co	2,974
5,821,476		Diageo plc	213,383
786		Dongwon F&B Co Ltd	172
6,866		Dongwon Industries Co Ltd	2,155
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

283,337		Dr Pepper Snapple Group, Inc	$27,501
5,500		Dydo Drinco, Inc	290
1,214,000	*,†,e,m	Dynasty Fine Wines Group Ltd	2
194,623		Easy Bio, Inc	1,166
43,639		Ebro Puleva S.A.	1,022
243,589		Embotelladora Andina S.A.	1,215
396,601		Embotelladoras Arca SAB de C.V.	2,742
1,570		Emmi AG.	1,129
28,000		Ezaki Glico Co Ltd	1,397
15,523	*	Farmer Bros Co	499
9,224		Farmsco	100
71,300		Feed One Co Ltd	167
1,156,304		Felda Global Ventures Holdings BHD	483
592,392		Fevertree Drinks plc	18,212
866,368	e	First Resources Ltd	1,209
220,799		Flowers Foods, Inc	4,264
1,777,363		Fomento Economico Mexicano S.A. de C.V.	16,718
362,007	e	Fonterra Shareholders’ Fund	1,644
13,236		ForFarmers NV	166
55,960	e	Freedom Foods Group Ltd	226
295,320		Fresh Del Monte Produce, Inc	14,078
43,299	*,e	Freshpet, Inc	821
51,273		Fuji Oil Co Ltd	1,497
11,632		Fujicco Co Ltd	259
27,800	e	Fujiya Co Ltd	646
619,167		General Mills, Inc	36,710
258,814		Genting Plantations BHD	671
359,000		GFPT PCL (Foreign)	155
119,280		Glanbia plc	2,132
8,146		Godfrey Phillips India Ltd	126
3,889,734	e	Golden Agri-Resources Ltd	1,074
691,191		GrainCorp Ltd-A	4,403
2,831,272		Great Wall Enterprise Co	3,185
436,957		Greencore Group plc	1,355
9,254	e	Greenyard Foods	223
314,908	e	Grieg Seafood ASA	2,766
1,295,705		Groupe Danone	108,568
335,020		Gruma SAB de C.V.	4,248
1,510,216		Grupo Bimbo S.A. de C.V. (Series A)	3,342
144,495		Grupo Herdez SAB de C.V.	336
536,648	e	Grupo Lala SAB de C.V.	754
114,025	*,n	Hain Celestial Group, Inc	4,834
3,919		Haitai Confectionery & Foods Co Ltd	57
538,868		Harim & Co Ltd	1,570
25,644		Heineken Holding NV	2,535
868,285		Heineken NV	90,516
383,800		Hershey Co	43,565
12,632	e	High Liner Foods, Inc	149
64,400		Hokuto Corp	1,172
161,000	e	Honworld Group Ltd	84
317,456		Hormel Foods Corp	11,552
137,787	*,e	Hostess Brands, Inc	2,041
28,117		Hotel Chocolat Group Ltd	140
40,052		House Foods Corp	1,328
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

314,800	*	Ichitan Group PCL	$88
299,637		Imperial Tobacco Group plc	12,781
271,878		Indofood Agri Resources Ltd	79
2,234,330		Indofood CBP Sukses Makmur Tbk	1,466
380,800		Industrias Bachoco SAB de C.V.	1,813
147,965	e	Inghams Group Ltd	394
230,659		Ingredion, Inc	32,246
19,440,500	*	Inti Agri Resources Tbk PT	473
2,346,497		IOI Corp BHD	2,632
5,028,022		ITC Ltd	20,738
33,200		Ito En Ltd	1,306
296,100		Itoham Yonekyu Holdings, Inc	2,707
60,897		J&J Snack Foods Corp	9,246
114,076		J.M. Smucker Co	14,173
1,200,409		Japan Tobacco, Inc	38,657
200,700		Japfa Ltd	76
784,597		JBS S.A.	2,320
361,116	*	Jeil Holdings Co Ltd	5,684
19,551		Jinro Ltd	440
13,837		John B. Sanfilippo & Son, Inc	875
5,500		J-Oil Mills, Inc	192
330,786		Juhayna Food Industries	196
48,173		Kagome Co Ltd	1,788
7,400		Kameda Seika Co Ltd	340
18,847		Kaveri Seed Co Ltd	161
309,583		Kellogg Co	21,045
7,400	e	Kenko Mayonnaise Co Ltd	268
563,446		Kerry Group plc (Class A)	63,211
10,200		KEY Coffee, Inc	197
808,860		Khon Kaen Sugar Industry PCL	116
106,971		Kikkoman Corp	4,326
1,163,690		Kirin Brewery Co Ltd	29,327
44,762		Koninklijke Wessanen NV	923
13,500		Kotobuki Spirits Co Ltd	751
4,165,264		Kraft Heinz Co	323,891
77,230	*	KRBL Ltd	726
117,482		KT&G Corp	12,675
498,151		Kuala Lumpur Kepong BHD	3,077
1,708		KWS Saat AG.	684
60,372		La Doria S.p.A	1,187
617,802		Lamb Weston Holdings, Inc	34,875
64,241		Lancaster Colony Corp	8,301
45,520	*	Landec Corp	574
918,304		Leroy Seafood Group ASA	4,919
394,753		Lien Hwa Industrial Corp	485
11,110	*	Lifeway Foods, Inc	89
23,813		Limoneira Co	533
459		Lindt & Spruengli AG.	2,803
20		Lindt & Spruengli AG. (Registered)	1,447
259		Lotte Chilsung Beverage Co Ltd	322
1,094	*	Lotte Confectionery Co Ltd	149
364		Lotte Samkang Co Ltd	188
154,180		M Dias Branco S.A.	2,422
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,050	*	Maeil Dairies Co Ltd	$127
97,900		Malee Group PCL	115
318,542		Maple Leaf Foods, Inc	9,077
146,800	*	Marfrig Global Foods S.A.	324
185,000		Marudai Food Co Ltd	830
230,700		Maruha Nichiro Corp	6,958
105,357		McCormick & Co, Inc	10,737
52,514	*	McLeod Russel India Ltd	169
118,700		Megmilk Snow Brand Co Ltd	3,511
93,368		MEIJI Holdings Co Ltd	7,946
21,121		MGP Ingredients, Inc	1,624
70,300		Minerva S.A.	226
66,600		Mitsui Sugar Co Ltd	2,808
1,554,021		Molson Coors Brewing Co (Class B)	127,538
6,312,715		Mondelez International, Inc	270,184
4,461,322	*	Monster Beverage Corp	282,357
28,560		Morinaga & Co Ltd	1,446
118,500		Morinaga Milk Industry Co Ltd	5,364
9,397		Muhak Co Ltd	173
13,000		Nagatanien Co Ltd	164
90,000		Namchow Chemical Industrial Ltd	193
216		Namyang Dairy Products Co Ltd	141
68,264	e	National Beverage Corp	6,652
5,871	*,e	Naturex	624
33,156		Nestle India Ltd	4,086
43,700		Nestle Malaysia Bhd	1,114
2,688,649		Nestle S.A.	231,160
286,200		Nichirei Corp	7,911
20,600		Nippon Beet Sugar Manufacturing Co Ltd	498
112,800		Nippon Flour Mills Co Ltd	1,728
279,705		Nippon Meat Packers, Inc	6,813
671,713		Nippon Suisan Kaisha Ltd	3,512
81,000		Nisshin Oillio Group Ltd	2,451
237,307		Nisshin Seifun Group, Inc	4,790
45,173		Nissin Food Products Co Ltd	3,293
1,945		Nong Shim Co Ltd	643
1,111		Nong Shim Holdings Co Ltd	119
43,694		Norway Royal Salmon ASA	716
30,224		Oceana Group Ltd	207
207,573		Origin Enterprises plc	1,579
14,072		Orion Corp	350
20,149	*	Orion Corp	1,963
11,923		Orior AG.	944
189,838		Orkla ASA	2,012
1,274		Ottogi Corp	959
957,435		PAN Fish ASA	16,191
3,949,012	n	PepsiCo, Inc	473,566
30,204		Pernod-Ricard S.A.	4,777
1,000	*	Philip Morris CR	777
5,039,597		Philip Morris International, Inc	532,433
342,181	*	Pilgrim’s Pride Corp	10,628
2,857,371		Pinnacle Foods, Inc	169,928
118,843		Pioneer Foods Ltd	1,308
915,628	*	Post Holdings, Inc	72,545
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,062,591		PPB Group BHD	$4,518
492,987	*	Premier Foods plc	285
61,782		Premium Brands Holdings Corp	5,070
367,000		Prima Meat Packers Ltd	2,691
40,802	*	Primo Water Corp	513
5,692,200		PT Austindo Nusantara Jaya	503
6,904,600	*	PT BW Plantation Tbk	93
15,237,318		PT Charoen Pokphand Indonesia Tbk	3,369
461,611		PT Gudang Garam Tbk	2,851
9,167,600		PT Hanjaya Mandala Sampoerna Tbk	3,196
4,311,991		PT Indofood Sukses Makmur Tbk	2,423
10,203,700		PT Japfa Comfeed Indonesia Tbk	978
1,169,544		PT Nippon Indosari Corpindo Tbk	110
2,004,900		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	210
7,021,600		PT Salim Ivomas Pratama Tbk	240
1,454,500	*	PT Sawit Sumbermas Sarana Tbk	161
1,915,500		PT Tunas Baru Lampung Tbk	173
3,495		Pulmuone Co Ltd	562
66,400		Q.P. Corp	1,769
512,815		QAF Ltd	429
812,085		QL Resources BHD	873
33,180		Radico Khaitan Ltd	152
35,217		Refresco Gerber NV	837
239,805		Remy Cointreau S.A.	33,226
12,000,000		RFM Corp	1,195
88,003		Rhodes Food Group Pty Ltd	159
5,300		Riken Vitamin Co Ltd	211
12,200		Rock Field Co Ltd	221
57,483		Rogers Sugar, Inc	289
36,800		Rokko Butter Co Ltd	889
113,771		Royal Unibrew A.S.	6,814
29,000		S Foods, Inc	1,316
1,706		Sajo Industries Co Ltd	109
17,955		Sakata Seed Corp	622
203,075		Salmar ASA	6,101
1,449		Samlip General Foods Co Ltd	212
2,054		Samyang Corp	178
1,870		Samyang Foods Co Ltd	169
10,290		Samyang Holdings Corp	1,173
45,139	e	Sanderson Farms, Inc	6,264
106,000		Sao Martinho S.A.	618
199,100	e	Sapporo Holdings Ltd	6,092
327,819		Saputo, Inc	11,783
27,098		Scandi Standard AB	210
158,363		Scandinavian Tobacco Group A.S.	3,063
27,466		Schouw & Co	2,574
787		Seaboard Corp	3,471
59,181	e	Select Harvests Ltd	217
13,142	*	Seneca Foods Corp	404
12,300		Showa Sangyo Co Ltd	320
8,702,060	*	Sime Darby Plantation Bhd	12,901
35,000		SLC Agricola S.A.	282
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

150,356		Snyder’s-Lance, Inc	$7,530
500,541		Standard Foods Corp	1,245
16,800		Starzen Co Ltd	814
268,296		Stock Spirits Group plc	974
33,265		Strauss Group Ltd	713
190,451		Suedzucker AG.	4,123
207,683		Suntory Beverage & Food Ltd	9,236
297,783		Swedish Match AB	11,730
101,100		Takara Holdings, Inc	1,179
147,400		Taokaenoi Food & Marketing PCL	95
124,019		Tassal Group Ltd	363
450,583		Tata Tea Ltd	2,228
329,696		Tate & Lyle plc	3,125
362,000	e	Tenwow International Holdings Ltd	85
1,788,609		Thai Union Group PCL	1,092
258,200		Thai Vegetable Oil PCL	236
839,600		Thaifoods Group PCL	147
1,446,000	*,e	Tibet 5100 Water Resources Holdings Ltd	663
197,620	e	Tiger Brands Ltd	7,347
10,007,190		Tingyi Cayman Islands Holding Corp	19,469
68,251		Tongaat Hulett Ltd	632
27,319	e	Tootsie Roll Industries, Inc	994
71,046		Toyo Suisan Kaisha Ltd	3,033
524,332		Treasury Wine Estates Ltd	6,506
198,311	*	TreeHouse Foods, Inc	9,808
393,579		Tsingtao Brewery Co Ltd	2,030
112,000		Ttet Union Corp	339
11,025		Turning Point Brands, Inc	233
710,069		Tyson Foods, Inc (Class A)	57,565
150,505		Ulker Biskuvi Sanayi AS	781
4,913,977		Uni-President Enterprises Corp	10,883
118,338	*	United Spirits Ltd	6,792
79,458		Universal Corp	4,172
948,444		Universal Robina	2,869
665,910		Vector Group Ltd	14,903
285,509		Vina Concha y Toro S.A.	540
44,706		Viscofan S.A.	2,948
5,164,614	e	Want Want China Holdings Ltd	4,324
41,800		Warabeya Nichiyo Co Ltd	1,184
218,000	*	Wei Chuan Food Corp	155
13,019,318		WH Group Ltd	14,698
2,596,708		Wilmar International Ltd	5,984
193,131		Yakult Honsha Co Ltd	14,573
113,135	e	Yamazaki Baking Co Ltd	2,203
645,000	*,e	Yashili International	124
261,000	e	Yihai International Holding Ltd	250
388,000	e	Zhou Hei Ya International Holdings Co Ltd	407
5,552		Zydus Wellness Ltd	90
		TOTAL FOOD, BEVERAGE & TOBACCO	6,069,730

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
25,107	*,e	AAC Holdings, Inc	226
38,176		Abaxis, Inc	1,890
7,552,598		Abbott Laboratories	431,027
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,857	*	Abiomed, Inc	$15,153
208,808	*,e	Acadia Healthcare Co, Inc	6,813
148,765	*,e	Accuray, Inc	640
168,368		Aceto Corp	1,739
18,000	*	Addus HomeCare Corp	626
360,211		Advanced Medical Solutions Group plc	1,545
677,166		Aetna Inc	122,154
455,924	*	AGFA-Gevaert NV	2,126
339,555		Alfresa Holdings Corp	7,953
3,740,659	*,e	Alibaba Health Information Technology Ltd	1,891
143,293	*	Align Technology, Inc	31,838
27,600	*	Alliar Medicos A Frente S.A.	123
318,597	*	Allscripts Healthcare Solutions, Inc	4,636
20,950	*	Almost Family, Inc	1,160
18,146		Ambu A.S.	1,622
72,165	*	Amedisys, Inc	3,804
71,848	*,e	American Renal Associates Holdings, Inc	1,250
834,620	n	AmerisourceBergen Corp	76,635
81,859	*	AMN Healthcare Services, Inc	4,032
308,570		Amplifon S.p.A.	4,754
32,207		Analogic Corp	2,697
189,711	*	Angiodynamics, Inc	3,155
25,058	*	Anika Therapeutics, Inc	1,351
184,514		Ansell Ltd	3,484
253,624	*,e	Antares Pharma, Inc	505
933,435		Anthem, Inc	210,032
157,497		Apollo Hospitals Enterprise Ltd	2,969
190,158	*,e	Arjo AB	543
10,300		As One Corp	644
82,600		Asahi Intecc Co Ltd	2,831
43,408	*	athenahealth, Inc	5,775
55,814	*	AtriCure, Inc	1,018
4,992		Atrion Corp	3,148
176,579		Attendo AB	1,893
3,920,865		Australian Pharmaceutical Industries Ltd	5,138
45,196	*	AxoGen, Inc	1,279
803,350		Bangkok Chain Hospital PCL	399
19,279,045		Bangkok Dusit Medical Services PCL	12,364
1,855,912		Baxter International, Inc	119,966
346,840		Becton Dickinson & Co	74,245
3,072,000	*,e	Beijing Enterprises Medical & Health Group Ltd	151
12,098	*,e	Biocartis NV	174
5,014		BioMerieux	449
188,417	*,e	BioScrip, Inc	548
148,917	*	BioTelemetry, Inc	4,453
76,000		BML, Inc	1,889
8,397	e	Boditech Med, Inc	140
6,463,435	*	Boston Scientific Corp	160,229
358,765	*	Brookdale Senior Living, Inc	3,480
344,465		Bumrungrad Hospital PCL (Foreign)	1,998
116,907		Cantel Medical Corp	12,026
235,778		Capio AB	1,262
45,156	*	Capital Senior Living Corp	609
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

795,583		Cardinal Health, Inc	$48,745
168,120	*	Cardiovascular Systems, Inc	3,983
90,663		Carl Zeiss Meditec AG.	5,610
119,265	*,e	Castlight Health, Inc	447
153		Celesio AG.	5
33,486	*	Celltrion Healthcare Co Ltd	3,386
747,395	*	Centene Corp	75,397
792,624	*	Cerner Corp	53,415
184,773	*,e	Cerus Corp	625
23,733	*	CHA Bio & Diostech Co Ltd	499
27,596		Chemed Corp	6,706
1,092,500		China NT Pharma Group Co Ltd	266
278,000		China Pioneer Pharma Holdings Ltd	86
368,500	e	China Resources Phoenix Healthcare Holdings Co Ltd	464
3,136,400		Chularat Hospital PCL	202
1,925,088		Cigna Corp	390,966
51,792	*	Civitas Solutions, Inc	886
93,139		Cochlear Ltd	12,416
23,407		Coloplast AS	1,861
156,085	*,e	Community Health Systems, Inc	665
17,569		CompuGroup Medical AG.	1,150
20,257	e	Computer Programs & Systems, Inc	609
74,142	*,e	ConforMIS, Inc	176
48,348		Conmed Corp	2,464
957,196		ConvaTec Group plc	2,639
91,929		Cooper Cos, Inc	20,030
223,863	*,e	Corindus Vascular Robotics, Inc	226
41,863	*	Corvel Corp	2,215
184,201	*	Cotiviti Holdings, Inc	5,933
153,009	*	Cross Country Healthcare, Inc	1,952
71,901	*	CryoLife, Inc	1,377
114,774	*	Cutera, Inc	5,205
77,293		CVS Group plc	1,086
147,600	*,e	CYBERDYNE, Inc	2,537
1,327,937		Danaher Corp	123,259
366,408	*	DaVita, Inc	26,473
4,210	*	Dentium Co Ltd	245
265,214		Dentsply Sirona, Inc	17,459
177,048	*	DexCom, Inc	10,161
80,951		DiaSorin S.p.A.	7,178
6,226	*,e	DIO Corp	206
282,860	*	Diplomat Pharmacy, Inc	5,677
10,853		Dr Lal PathLabs Ltd	150
25,745		Draegerwerk AG.	2,227
5,503		Draegerwerk AG. & Co KGaA	403
610,698	*	Edwards Lifesciences Corp	68,832
9,200		Eiken Chemical Co Ltd	439
50,989		El.En. S.p.A	1,593
230,538	e	Elekta AB (B Shares)	1,904
129,880		EMIS Group plc	1,773
133,345	*,e	Endologix, Inc	713
82,975		Ensign Group, Inc	1,842
22,791	*	Entellus Medical, Inc	556
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

137,468	*	Envision Healthcare Corp	$4,751
27,719		Essilor International S.A.	3,818
1,777,539		Estia Health Ltd	4,840
97,390	*,e	Evolent Health, Inc	1,198
18,788	*	Exactech, Inc	929
1,851,829	*	Express Scripts Holding Co	138,221
178,665	e	Extendicare, Inc	1,301
150,904	*,e	Fagron NV	2,068
454,313		Fisher & Paykel Healthcare Corp	4,609
188,800		Fleury S.A.	1,685
11,176	*	FONAR Corp	272
1,213,659	*	Fortis Healthcare Ltd	3,042
365,231		Fresenius Medical Care AG.	38,353
402,024		Fresenius SE	31,266
16,300		Fukuda Denshi Co Ltd	1,191
74,821	*,e	Genesis Health Care, Inc	57
92,007	*,e	GenMark Diagnostics, Inc	384
67,114		Getinge AB (B Shares)	973
29,000		Ginko International Co Ltd	211
48,328	*,e	Glaukos Corp	1,240
213,770	*	Globus Medical, Inc	8,786
502,137		GN Store Nord	16,218
640,000	*,e	Golden Meditech Holdings Ltd	90
27,100		Green Hospital Supply, Inc	896
11,076	e	Guerbet	1,054
229,738	*	Haemonetics Corp	13,343
174,185	*	Halyard Health, Inc	8,044
240,000	e	Harmonicare Medical Holdings Ltd	96
2,965,700		Hartalega Holdings BHD	7,826
937,595	*	HCA Holdings, Inc	82,358
122,588	*	HealthEquity, Inc	5,720
429,278		Healthscope Ltd	702
618,414	*	HealthSouth Corp	30,556
53,632	*	HealthStream, Inc	1,242
256,492	*	Henry Schein, Inc	17,924
26,775	*,e	Heska Corp	2,148
135,899		Hill-Rom Holdings, Inc	11,455
328,098	*	HMS Holdings Corp	5,561
35,694		Hogy Medical Co Ltd	2,701
386,694	*	Hologic, Inc	16,531
128,536		Hoya Corp	6,402
46,439		Humana AB	311
731,730		Humana, Inc	181,520
2,739		Huons Global Co Ltd	142
25,824	*	ICU Medical, Inc	5,578
275,904	*	Idexx Laboratories, Inc	43,146
1,827,342		IHH Healthcare BHD	2,646
31,500	*,e	iKang Healthcare Group, Inc (ADR)	498
6,732		InBody Co Ltd	252
79,603	*	Inogen Inc	9,479
132,901	*,e	Inovalon Holdings, Inc	1,994
34,900		Instituto Hermes Pardini S.A.	351
100,739	*	Insulet Corp	6,951
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,831	*	Integer Holding Corp	$4,251
109,711	*	Integra LifeSciences Holdings Corp	5,251
4,834		Interojo Co Ltd	175
454,368	*	Intuitive Surgical, Inc	165,817
54,140	e	Invacare Corp	912
13,060	e	Ion Beam Applications	373
65,621	*	iRhythm Technologies, Inc	3,678
5,718		i-SENS Inc	135
72,000	e	Japan Lifeline Co Ltd	1,494
1,403,792	e	Japara Healthcare Ltd	2,138
45,000		Jeol Ltd	254
68,466	*	K2M Group Holdings, Inc	1,232
147,437		Kindred Healthcare, Inc	1,430
1,336,532		Koninklijke Philips Electronics NV	50,466
59,368		Korian-Medica	2,097
585,600		Kossan Rubber Industries	1,174
2,781,892		KPJ Healthcare BHD	667
129,205	*	Laboratory Corp of America Holdings	20,610
242,507	*	Lantheus Holdings, Inc	4,959
17,356		Le Noble Age	1,227
118,281		LeMaitre Vascular, Inc	3,766
139,210	*	LHC Group, Inc	8,527
1,216,291		Life Healthcare Group Holdings Pte Ltd	2,728
53,675	*	LifePoint Hospitals, Inc	2,673
1,402,000	*,e	Lifetech Scientific Corp	336
136,822	*	LivaNova plc	10,935
128,835		M3, Inc	4,516
88,888	*	Magellan Health Services, Inc	8,582
14,200		Mani, Inc	432
170,416	*	Masimo Corp	14,451
25,511	*	Mazor Robotics Ltd	667
315,605		McKesson Corp	49,219
134,955	e	Medical Facilities Corp	1,528
9,102	*	Medicare Group	159
301,035		Mediceo Paltac Holdings Co Ltd	5,877
319,356	e	Mediclinic International plc	2,801
117,685	*	Medidata Solutions, Inc	7,458
4,838	*	Medipost Co Ltd	529
139,889	*	MEDNAX, Inc	7,476
2,918,532		Medtronic plc	235,671
58,000		Menicon Co Ltd	1,614
74,460		Meridian Bioscience, Inc	1,042
125,745	*	Merit Medical Systems, Inc	5,432
686,524		Metlifecare Ltd	2,968
126,500		Microlife Corp	312
229,832	e	Microport Scientific Corp	222
44,092		Miraca Holdings, Inc	1,881
361,261	*,e	Molina Healthcare, Inc	27,702
13,636		Nagaileben Co Ltd	342
27,900		Nakanishi, Inc	1,455
145,443	*	Nanosonics Ltd	314
32,835	*,e	NantHealth, Inc	100
33,696	*	Narayana Hrudayalaya Ltd	157
53,824		National Healthcare Corp	3,280
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,580		National Research Corp	$656
59,959	*	Natus Medical, Inc	2,290
65,075	*	Neogen Corp	5,350
989,680		Network Healthcare Holdings Ltd	2,012
1,458		Neuca S.A.	112
224,471	*	Nevro Corp	15,497
249,200		Nichii Gakkan Co	3,180
52,000		Nihon Kohden Corp	1,202
39,667		Nikkiso Co Ltd	432
694,000		Nipro Corp	10,257
202,387		NMC Health plc	7,883
23,024	e	NNIT A.S.	636
96,710	*,e	Novocure Ltd	1,954
805,210	*	NuVasive, Inc	47,097
168,762	*	NxStage Medical, Inc	4,089
17,478	*,e	Obalon Therapeutics, Inc	116
817,970		Odontoprev S.A.	3,923
445,282		Olympus Corp	17,034
65,183	*	Omnicell, Inc	3,161
308,297	*	OraSure Technologies, Inc	5,814
214,528		Oriola-KD Oyj (B Shares)	721
30,887		Orpea	3,637
158,013	*	Orthofix International NV	8,643
6,797	*	OrthoPediatrics Corp	130
7,374	*	Osstem Implant Co Ltd	407
103,026		Owens & Minor, Inc	1,945
70,734	*,e	Oxford Immunotec Global plc	988
48,800		Paramount Bed Holdings Co Ltd	2,411
129,607	e	Patterson Cos, Inc	4,683
50,686	*	Penumbra, Inc	4,770
32,446	*,e	PetIQ, Inc	709
51,204		Phonak Holding AG.	7,998
79,000	*,†,m	Pihsiang Machinery Manufacturing Co Ltd	46
306,413	*	Premier, Inc	8,944
1,119,817		Primary Health Care Ltd	3,151
30,148		Pro Medicus Ltd	205
101,891	*	Providence Service Corp	6,046
22,000,000	*	PT Modern Internasional Tbk	81
252,962	*	PT Siloam International Hospitals Tbk	179
14,896	*,e	Pulse Biosciences, Inc	352
456,000	*	PW Medtech Group Ltd	83
196,687		Qualicorp S.A.	1,838
87,151	*	Quality Systems, Inc	1,184
272,350		Quest Diagnostics, Inc	26,824
65,249	*	Quidel Corp	2,829
57,094	*,e	Quotient Ltd	283
175,581	*,e	R1 RCM, Inc	774
182,668	*	RadNet, Inc	1,845
550,084	e	Raffles Medical Group Ltd	461
81,069		Ramsay Health Care Ltd	4,427
14,326	*,e	RaySearch Laboratories AB	299
436,822	e	Regis Healthcare Ltd	1,196
7,957,500		Religare Health Trust	4,999
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

156,714		Resmed, Inc	$13,272
5,521	*	Restoration Robotics, Inc	25
18,731		Rhoen Klinikum AG.	671
283,000	*	Rici Healthcare Holdings Ltd	76
205,000		Rion Co Ltd	4,076
82,327	*,e	Rockwell Medical, Inc	479
107,799	*	RTI Biologics, Inc	442
260,035		Ryman Healthcare Ltd	1,949
22,037		Sartorius AG.	2,093
17,148		Sartorius Stedim Biotech	1,240
1,195,716		Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,136
314,510	*	Select Medical Holdings Corp	5,551
1,844,415		Shandong Weigao Group Medical Polymer Co Ltd	1,340
663,040		Shanghai Pharmaceuticals Holding Co Ltd	1,790
191,220	e	Sienna Senior Living, Inc	2,772
34,429	*,e	Sientra, Inc	484
989,186		Sigma Healthcare Ltd	762
21,149		Simulations Plus, Inc	341
1,086,271		Sinopharm Group Co	4,679
871,538		Smith & Nephew plc	15,080
12,100		Solasto Corp	273
1,369,002		Sonic Healthcare Ltd	24,346
212,599		Spire Healthcare Group plc	728
29,000		St. Shine Optical Co Ltd	946
78,901	*	Staar Surgical Co	1,223
333,754		STERIS Plc	29,193
11,197		STRATEC Biomedical AG.	870
18,372		Straumann Holding AG.	12,961
930,487		Stryker Corp	144,077
3,890		Suheung Capsule Co Ltd	119
471,653		Summerset Group Holdings Ltd	1,838
933,800		Supermax Corp BHD	461
35,072	*,e	Surgery Partners, Inc	424
47,659	*	SurModics, Inc	1,334
67,645		Suzuken Co Ltd	2,777
38,798		Sysmex Corp	3,046
18,695	*	Tabula Rasa HealthCare, Inc	524
22,883	*,e	Tactile Systems Technology, Inc	663
485,204	*,e	Teladoc, Inc	16,909
44,493		Teleflex, Inc	11,071
206,213	*,e	Tenet Healthcare Corp	3,126
131,876		Terumo Corp	6,239
98,209	*	Tivity Health, Inc	3,590
114,100		Toho Pharmaceutical Co Ltd	2,572
14,000		Tokai Corp (GIFU)	319
2,112,000		Top Glove Corp BHD	4,170
2,414,000	†,e,m	Town Health International Medical Group Ltd	107
369,385	*	Triple-S Management Corp (Class B)	9,179
33,700		Tsuki Corp	302
905,375		United Drug plc	10,308
2,884,662		UnitedHealth Group, Inc	635,953
379,971		Universal Health Services, Inc (Class B)	43,070
2,483,000	e	Universal Medical Financial & Technical Advisory Services Co Ltd	2,383
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

56,925		US Physical Therapy, Inc	$4,110
8,672		Utah Medical Products, Inc	706
4,886		Value Added Technologies Co Lt	155
72,013	*	Varex Imaging Corp	2,893
135,006	*	Varian Medical Systems, Inc	15,006
433,124	*	Veeva Systems, Inc	23,943
2,866,400		Vibhavadi Medical Center PCL (Foreign)	225
4,377		Vieworks Co Ltd	167
113,644	*,e	ViewRay, Inc	1,052
211,699		Virtus Health Ltd	866
65,600		VITAL KSK Holdings, Inc	600
30,856	*,e	Viveve Medical, Inc	153
76,869	*	Vocera Communications, Inc	2,323
505,206	*,n	WellCare Health Plans, Inc	101,602
9,900		Wenzhou Kangning Hospital Co Ltd	54
63,072		West Pharmaceutical Services, Inc	6,223
118,889	*	William Demant Holding A.S.	3,321
182,011	*	Wright Medical Group NV	4,041
13,129	e	Ypsomed Holding AG.	2,162
945,879	n	Zimmer Holdings, Inc	114,139
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,259,105

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
33,986	e	Able C&C Co Ltd	527
32,475		Amorepacific Corp	9,237
9,281		Amorepacific Corp (Preference)	1,439
210,248		Asaleo Care Ltd	245
2,708	*	Avon Products, Inc	6
54,221		Bajaj Corp Ltd	406
181,142		Beiersdorf AG.	21,236
1,678,100	e	Best World International Ltd	1,653
8,004	e	Blackmores Ltd	1,054
135,758		BWX Ltd	801
198,240	*	Central Garden & Pet Co	7,716
175,319	*	Central Garden and Pet Co (Class A)	6,611
30,000		Chlitina Holding Ltd	151
429,438		Church & Dwight Co, Inc	21,545
3,340	e	CLIO Cosmetics Co Ltd	115
141,382		Clorox Co	21,029
3,441,146		Colgate-Palmolive Co	259,634
2,592		Cosmax BTI, Inc	80
4,762	e	Cosmax, Inc	520
569,797		Coty, Inc	11,333
846,792		Dabur India Ltd	4,639
42,500		Dr Ci:Labo Co Ltd	2,167
7,900		Earth Chemical Co Ltd	398
65,035	*	Edgewell Personal Care Co	3,862
98,671		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	115
34,284	*,e	elf Beauty, Inc	765
211,286		Energizer Holdings, Inc	10,138
490,259	*	Essity AB	13,932
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,731,607		Estee Lauder Cos (Class A)	$220,330
38,100	*,e	Euglena Co Ltd	356
21,175	*	Eveready Industries India Ltd	146
22,200		Fancl Corp	656
9,278		Gillette India Ltd	984
341,551		Godrej Consumer Products Ltd	5,340
66,000		Grape King Industrial Co	461
2,588,147		Hengan International Group Co Ltd	28,656
64,610		Henkel KGaA	7,737
34,223		Henkel KGaA (Preference)	4,519
138,025	*,e	Herbalife Ltd	9,347
975,267		Hindustan Lever Ltd	20,900
279,048	*	HRG Group, Inc	4,730
20,382		Inter Parfums S.A.	845
50,256		Inter Parfums, Inc	2,184
5,491	e	It’s Skin Co Ltd	233
74,181		Jamieson Wellness, Inc	1,318
11,992	*,e	Jayjun Cosmetic Co Ltd	167
51,152		Jyothy Laboratories Ltd	306
486,409		Kao Corp	32,866
238,350		Karex BHD	77
448,609		Kimberly-Clark Corp	54,129
1,351,116		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,381
30,500		Kobayashi Pharmaceutical Co Ltd	1,977
5,904		Kolmar BNH Co Ltd	179
8,688	e	Korea Kolmar Co Ltd	665
5,095		Korea Kolmar Holdings Co Ltd	194
30,500		Kose Corp	4,753
14,327		LG Household & Health Care Ltd	15,912
2,067		LG Household & Health Care Ltd (Preference)	1,348
217,100		Lion Corp	4,104
526,925		L’Oreal S.A.	116,756
98,158		Mandom Corp	3,212
852,393		Marico Ltd	4,300
144,541		Medifast, Inc	10,090
216,924	*	Microbio Co Ltd	162
17,400		Milbon Co Ltd	584
545,898		Natura Cosmeticos S.A.	5,441
15,163	e	Natural Health Trends Corp	230
22,348		Nature’s Sunshine Products, Inc	258
10,100		Noevir Holdings Co Ltd	749
120,066		Nu Skin Enterprises, Inc (Class A)	8,192
6,979	*,e	NUTRIBIOTECH Co Ltd	143
920,000		NVC Lighting Holdings Ltd	91
9,072		Oil-Dri Corp of America	376
51,011		Ontex Group NV	1,688
17,006	e	Orchids Paper Products Co	218
30,580		Oriflame Holding AG.	1,260
29,326		Pacific Corp	3,862
233,100		Pigeon Corp	8,857
336,300	e	Pola Orbis Holdings, Inc	11,784
5,694,221		Procter & Gamble Co	523,185
6,890,900		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	277
2,176,929		PT Unilever Indonesia Tbk	8,969
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

175,262		PZ Cussons plc	$766
237,769		Reckitt Benckiser Group plc	22,182
19,313	*,e	Revlon, Inc (Class A)	421
9,902		Sarantis S.A.	150
325,391		Shiseido Co Ltd	15,679
54,440	e	Spectrum Brands, Inc	6,119
8,100		ST Corp	194
34,616		TCI Co Ltd	334
3,764	e	Tonymoly Co Ltd	62
411,999		Uni-Charm Corp	10,698
2,640,785		Unilever NV	148,684
1,539,383		Unilever plc	85,384
64,466	*	USANA Health Sciences, Inc	4,774
159,000	e	Vinda International Holdings Ltd	319
24,045		WD-40 Co	2,837
18,700		YA-MAN Ltd	314
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,838,755

INSURANCE - 4.2%
150,324		Admiral Group plc	4,055
1,185,548		Aegon NV	7,533
300,969		Aflac, Inc	26,419
39,254		Ageas	1,918
14,507,114		AIA Group Ltd	123,392
13,395	*	Alleghany Corp	7,985
577,862		Allianz AG.	132,242
769,683		Allstate Corp	80,593
302,430		Alm Brand AS	3,948
108,429	*	AMBAC Financial Group, Inc	1,733
382,712		American Equity Investment Life Holding Co	11,761
84,905		American Financial Group, Inc	9,216
9,707,008		American International Group, Inc	578,344
6,997		American National Insurance Co	897
33,054		Amerisafe, Inc	2,036
332,633	e	Amtrust Financial Services, Inc	3,350
66,066		Anadolu Hayat Emeklilik AS	144
128,162		Anadolu Sigorta	105
10,200		Anicom Holdings, Inc	329
89,551		Aon plc	12,000
223,499	*	Arch Capital Group Ltd	20,287
652,977		Argo Group International Holdings Ltd	40,256
107,139		Arthur J. Gallagher & Co	6,780
161,839		Aspen Insurance Holdings Ltd	6,571
493,561		ASR Nederland NV	20,318
917,559		Assicurazioni Generali S.p.A.	16,701
145,420		Assurant, Inc	14,664
172,230		Assured Guaranty Ltd	5,833
3,260,522	*	Athene Holding Ltd	168,602
17,856	*	Atlas Financial Holdings, Inc	367
7,181,812		Aviva plc	48,982
18,353		AvivaSA Emeklilik ve Hayat AS.	88
4,020,101		AXA S.A.	119,129
117,740		Axis Capital Holdings Ltd	5,918
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,717		Bajaj Finserv Ltd	$2,431
15,348		Baldwin & Lyons, Inc (Class B)	368
25,578		Baloise Holding AG.	3,976
697,774		BB Seguridade Participacoes S.A.	5,987
1,116,168		Beazley plc	8,050
4,605,594	*	Berkshire Hathaway, Inc (Class B)	912,921
13,832		Blue Capital Reinsurance Holdings Ltd	167
47,101	*	Brighthouse Financial, Inc	2,762
138,294		Brown & Brown, Inc	7,117
14,516,816		Cathay Financial Holding Co Ltd	26,007
24,449		Chesnara plc	128
1,631,794		China Insurance International Holdings Co Ltd	6,090
11,491,290		China Life Insurance Co Ltd	35,836
2,055,805		China Life Insurance Co Ltd (Taiwan)	2,062
3,782,239		China Pacific Insurance Group Co Ltd	18,100
2,218,690		Chubb Ltd	324,217
105,701		Cincinnati Financial Corp	7,924
79,313	*,e	Citizens, Inc (Class A)	583
11,247	*	Clal Insurance	202
56,623		CNA Financial Corp	3,004
154,752		CNP Assurances	3,570
385,334		Conseco, Inc	9,514
3,630,000	*,†,e,m	Convoy Financial Holdings Ltd	58
330,904		Corp Mapfre S.A.	1,061
42,673		Crawford & Co (Class B)	410
2,743,311		Dai-ichi Mutual Life Insurance Co	56,381
765,095		Direct Line Insurance Group plc	3,937
343,515		Discovery Holdings Ltd	5,165
26,665		Donegal Group, Inc (Class A)	461
138,270		Dongbu Insurance Co Ltd	9,196
20,000	e	Dream Incubator, Inc	416
26,255	*	eHealth, Inc	456
15,233		EMC Insurance Group, Inc	437
53,428		Employers Holdings, Inc	2,372
19,491	*	Enstar Group Ltd	3,913
28,726		Erie Indemnity Co (Class A)	3,500
568,826		esure Group plc	1,908
28,296		Euler Hermes S.A.	4,136
65,426		Everest Re Group Ltd	14,476
38,765		Fairfax Financial Holdings Ltd	20,642
17,204		FBL Financial Group, Inc (Class A)	1,198
65,155		Federated National Holding Co	1,080
420,870		First American Financial Corp	23,586
588,414		FNF Group	23,089
2,341,467		Fondiaria-Sai S.p.A	5,462
1,251,850	*	Genworth Financial, Inc (Class A)	3,893
217,904		Gjensidige Forsikring BA	4,110
14,406	*	Global Indemnity Ltd	605
279,890		Great-West Lifeco, Inc	7,816
58,329	*	Greenlight Capital Re Ltd (Class A)	1,172
75,675		Grupo Catalana Occidente S.A.	3,354
45,023	*	Hallmark Financial Services	470
63,663		Hannover Rueckversicherung AG.	7,987
40,947		Hanover Insurance Group, Inc	4,426
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

162,375		Hanwha Non-Life Insurance Co Ltd	$1,235
395,983		Harel Insurance Investments & Finances Ltd	2,897
598,485		Hartford Financial Services Group, Inc	33,683
295,341		Hastings Group Holdings Ltd	1,276
14,474	e	HCI Group, Inc	433
22,886	*,e	Health Insurance Innovations, Inc	571
4,002		Helvetia Holding AG.	2,251
36,165	e	Heritage Insurance Holdings, Inc	652
354,759		Hiscox Ltd	7,012
72,227		Horace Mann Educators Corp	3,185
219,924		Hyundai Marine & Fire Insurance Co Ltd	9,645
4,260		IDI Insurance Co Ltd	285
25,100	*	IGI Insurance Ltd	67
26,742		Independence Holding Co	734
74,234		Industrial Alliance Insurance and Financial Services, Inc	3,533
44,452		Infinity Property & Casualty Corp	4,712
96,875		ING Life Insurance Korea Ltd	4,832
2,575,335		Insurance Australia Group Ltd	14,505
177,405		Intact Financial Corp	14,818
2,835		Investors Title Co	562
118,894		James River Group Holdings Ltd	4,757
629,000		Japan Post Holdings Co Ltd	7,204
1,800		Japan Post Insurance Co Ltd	42
435,885		Just Retirement Group plc	996
68,427		Kemper Corp	4,715
18,645		Kingstone Cos, Inc	351
58,277		Kinsale Capital Group, Inc	2,622
1,657,905		Korea Life Insurance Co Ltd	10,686
57,280		Korean Reinsurance Co	589
118,000		Lancashire Holdings Ltd	1,085
13,419,915		Legal & General Group plc	49,406
103,388		Liberty Holdings Ltd	1,040
1,314,130		Lincoln National Corp	101,017
194,546		Loews Corp	9,733
32,506		Lotte Non-Life Insurance Co Ltd	88
265,788		Maiden Holdings Ltd	1,754
2,571,587		Manulife Financial Corp	53,641
344,189		Manulife Financial Corp	7,180
8,172	*	Markel Corp	9,309
2,053,284		Marsh & McLennan Cos, Inc	167,117
120,753	*	Max India Ltd	1,119
189,100	*	Max India Ltd (New)	369
152,297	*,e	MBIA, Inc	1,115
2,665,755		Medibank Pvt Ltd	6,827
44,738		Menorah Mivtachim Holdings Ltd	566
1,073,444		Mercuries & Associates Holding Ltd	909
520,549	*	Mercuries Life Insurance Co Lt	283
67,957		Mercury General Corp	3,632
373,421		Meritz Fire & Marine Insurance Co Ltd	8,184
1,942,995		Metlife, Inc	98,238
779,651		Metropolitan Holdings Ltd	1,323
895,903		Migdal Insurance Holdings Ltd	1,004
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,340		Mirae Asset Life Insurance Co Ltd	$232
674,198		Mitsui Sumitomo Insurance Group Holdings, Inc	22,741
42,331		Muenchener Rueckver AG.	9,141
273,232		National General Holdings Corp	5,366
4,013		National Western Life Group, Inc	1,328
35,845		Navigators Group, Inc	1,746
698,182		New China Life insurance Co Ltd	4,761
19,881	*	NI Holdings, Inc	338
468,399		NKSJ Holdings, Inc	18,081
301,174		NN Group NV	13,027
2,036,761		Old Mutual plc	6,372
477,903		Old Republic International Corp	10,218
7,734,288		People’s Insurance Co Group of China Ltd	3,798
231,463		Phoenix Group Holdings	2,440
38,329	*	Phoenix Holdings Ltd	210
5,287,826		PICC Property & Casualty Co Ltd	10,130
10,501,326	e	Ping An Insurance Group Co of China Ltd	108,920
73,374		Porto Seguro S.A.	804
709,647		Poste Italiane S.p.A	5,343
619,794	e	Power Corp Of Canada	15,961
535,244		Power Financial Corp	14,707
606,999		Powszechny Zaklad Ubezpieczen S.A.	7,342
76,592		Primerica, Inc	7,778
384,281		Principal Financial Group	27,115
181,473		ProAssurance Corp	10,371
4,423,277		Progressive Corp	249,119
39,071	e	Protector Forsikring ASA	428
464,856		Prudential Financial, Inc	53,449
5,521,485		Prudential plc	141,407
57,256,000	*	PT Panin Insurance Tbk	3,714
280,859,000	*	PT Panin Life Tbk	5,134
118,719	*	Qatar Insurance Co SAQ	1,751
1,850,961		QBE Insurance Group Ltd	15,364
612,900		Qualitas Controladora SAB de C.V.	1,138
561,634		Rand Merchant Investment Holdings Ltd	2,079
131,944		Reinsurance Group of America, Inc (Class A)	20,574
113,545		RenaissanceRe Holdings Ltd	14,260
67,030		RLI Corp	4,066
837,957		RSA Insurance Group plc	7,143
24,699		Safety Insurance Group, Inc	1,986
694,053		Saga plc	1,181
1,775,192		Sampo Oyj (A Shares)	97,426
26,693		Samsung Fire & Marine Insurance Co Ltd	6,656
119,653		Samsung Life Insurance Co Ltd	13,881
2,386,830		Sanlam Ltd	16,728
198,394		SCOR SE	7,974
139,011		Selective Insurance Group, Inc	8,160
11,014,361		Shin Kong Financial Holding Co Ltd	3,875
130,000		Shinkong Insurance Co Ltd	125
530,028		Societa Cattolica di Assicurazioni SCRL	5,755
183,892		Sony Financial Holdings, Inc	3,250
28,796		State Auto Financial Corp	839
464,469		Steadfast Group Ltd	1,019
36,657		Stewart Information Services Corp	1,551
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,388,744		Storebrand ASA	$11,298
150,994		Sul America SA	849
584,161		Sun Life Financial, Inc	24,110
969,868		Suncorp-Metway Ltd	10,453
16,564		Swiss Life Holding	5,855
202,401		Swiss Re Ltd	18,929
173,800		Syarikat Takaful Malaysia BHD	161
821,442		T&D Holdings, Inc	14,014
1,889,091	*	Third Point Reinsurance Ltd	27,675
2,465,687		Tokio Marine Holdings, Inc	112,147
25,568		Tong Yang Life Insurance	181
176,554	*	Topdanmark AS	7,625
107,189		Torchmark Corp	9,723
231,070		Travelers Cos, Inc	31,342
34	*	Trisura Group Ltd	1	^
37,874	*,e	Trupanion, Inc	1,109
135,161		Tryg A.S.	3,381
1,606,951		Unipol Gruppo Finanziario S.p.A	7,527
242,140		Uniqa Versicherungen AG.	2,562
81,833		United Fire & Casualty Co	3,730
37,031		United Insurance Holdings Corp	639
210,254		Universal Insurance Holdings, Inc	5,750
286,695		UnumProvident Corp	15,737
272,445		Validus Holdings Ltd	12,783
66,682		Vittoria Assicurazioni S.p.A.	954
746,433		W.R. Berkley Corp	53,482
4,137		White Mountains Insurance Group Ltd	3,522
83,151		Wiener Staedtische Allgemeine Versicherung AG.	2,565
241,810		Willis Towers Watson plc	36,438
42,000		Wiz Solucoes e Corretagem de Seguros S.A.	148
14,897		Wuestenrot & Wuerttembergische AG.	416
259,315		XL Group Ltd	9,117
368,756		Zurich Financial Services AG.	112,118
		TOTAL INSURANCE	5,289,117

MATERIALS - 5.3%
150,660		A. Schulman, Inc	5,612
13,455		Aarti Industries	239
124,708		Acerinox S.A.	1,780
27,999		Achilles Corp	592
26,789	m	Acron JSC (GDR)	179
43,529		Adana Cimento	69
213,500		ADEKA Corp	3,755
262,108		Adelaide Brighton Ltd	1,328
36,842	e	Advanced Emissions Solutions, Inc	356
20,278		Advanced Enzyme Technologies Ltd	88
15,770		Advanced Metallurgical Group NV	792
51,065		Advansa Sasa Polyester Sanayi AS	154
94,923	*	AdvanSix, Inc	3,993
78,703		Aeci Ltd	636
273,022		Aekyung Petrochemical Co Ltd	4,477
109,248		African Barrick Gold Ltd	290
68,407		African Rainbow Minerals Ltd	738
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,865		Agnico-Eagle Mines Ltd	$8,628
345,945	e	Agrium, Inc	39,791
111,289	*,e	AgroFresh Solutions, Inc	824
51,000		Aichi Steel Corp	2,038
289,477		Air Liquide	36,391
222,438		Air Products & Chemicals, Inc	36,498
18,322		Air Water, Inc	386
3,116		AK Holdings, Inc	199
2,269,320	*,e	AK Steel Holding Corp	12,844
17,566		Akcansa Cimento AS	50
6,307		Akzo Nobel India Ltd	181
403,947		Akzo Nobel NV	35,444
241,024		Alamos Gold, Inc	1,570
654,809		Albemarle Corp	83,744
457,590	*	Alcoa Corp	24,650
2,056,865		Alexandria Mineral Oils Co	1,591
215,332	*,e	Allegheny Technologies, Inc	5,198
24,685		Altius Minerals Corp	294
333,842		Altri SGPS S.A.	2,071
1,728,358		Alumina Ltd	3,257
3,949,445	*,e	Aluminum Corp of China Ltd	2,819
799,307		Ambuja Cements Ltd	3,407
786,878		Amcor Ltd	9,429
111,545		American Vanguard Corp	2,192
19,701	e	Ampco-Pittsburgh Corp	244
3,729,000		AMVIG Holdings Ltd	998
1,959,515		Anadolu Cam Sanayii AS	1,359
209,069	*	Anatolia Minerals Development Ltd	371
74,802	*	Anglo American Platinum Ltd	2,137
1,850,241	e	Anglo American plc (London)	38,483
431,784		AngloGold Ashanti Ltd	4,502
1,564,369		Anhui Conch Cement Co Ltd	7,343
505,346		Antofagasta plc	6,820
161,749		APERAM	8,310
3,444	*	APL Apollo Tubes Ltd	107
66,468		Aptargroup, Inc	5,735
1,201,113	*	ArcelorMittal	38,968
381,004	*,e	ArcelorMittal (ADR)	12,310
31,122		Ardagh Group S.A.	657
100,728	*,e	Arizona Mining, Inc	277
312,686		Arkema	38,099
21,874		Asahi Holdings, Inc	410
1,149,555		Asahi Kasei Corp	14,794
1,096,546		Ashland Global Holdings, Inc	78,074
900,500		Asia Cement China Holdings Corp	315
2,244,024		Asia Cement Corp	2,123
108,754		Asia Polymer	70
383,350		Asian Paints Ltd	6,949
90,042		Associated Cement Co Ltd	2,477
191,005		Assore Ltd	5,558
4,803		Atul Ltd	206
60,044		Aurubis AG.	5,573
184,179		Ausdrill Ltd	378
254,040		Avery Dennison Corp	29,179
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,448,000	*	Axalta Coating Systems Ltd	$46,857
606,369	*	B2Gold Corp	1,872
55,366		Balchem Corp	4,462
612,161		Ball Corp	23,170
1,689,481		Barrick Gold Corp (Canada)	24,435
6,910		BASF India Ltd	232
1,030,590		BASF SE	112,985
12,300	*	Bayer CropScience Ltd	864
12,000,000	e	BBMG Corp	5,433
81,994		Bekaert S.A.	3,576
76,765		Bemis Co, Inc	3,669
224,300	*	Bengang Steel Plates Co	93
3,199,835	*	Berry Plastics Group, Inc	187,734
4,127,572		BHP Billiton Ltd	94,814
3,969,353		BHP Billiton plc	80,262
466,637		Billerud AB	7,991
4,500	*,e	Bio On Spa	157
12,584	*	Birla Corp Ltd	227
545,161		BlueScope Steel Ltd	6,493
190,013		Boise Cascade Co	7,582
366,758		Boliden AB	12,542
1,068,957		Boral Ltd	6,471
185,628		Borregaard ASA	1,843
35,346		Borusan Mannesmann Boru Sanayi	109
55,545	*	Boryszew S.A.	147
146,100		Bradespar S.A.	1,265
171,475		Braskem S.A.	2,215
227,467		Brickworks Ltd	2,631
46,118		Buzzi Unicem S.p.A.	1,244
54,371		Buzzi Unicem S.p.A. RSP	830
55,132		Cabot Corp	3,396
270,400		Cahya Mata Sarawak BHD	261
87,247		Calgon Carbon Corp	1,858
349,941	*	Canfor Corp	6,899
82,316		Canfor Pulp Products, Inc	874
48,226		CAP S.A.	618
203,267		Carpenter Technology Corp	10,365
174,909	e	Cascades, Inc	1,895
240,291		CCL Industries	11,103
73,799		Celanese Corp (Series A)	7,902
24,909		Cementir S.p.A.	226
364,946		Cementos Argos S.A.	1,409
1,536,800	*	CEMEX Holdings Philippines, Inc	150
95,247	*	Cemex Latam Holdings S.A.	351
17,028,478	*	Cemex S.A. de C.V.	12,731
674,707		Centamin plc	1,437
476,253	*	Centerra Gold, Inc	2,440
286,054		Central Asia Metals plc	1,182
84,916	*	Century Aluminum Co	1,668
35,774		Century Plyboards India Ltd	190
17,342		Century Textile & Industries Ltd	389
146,216	e	CF Industries Holdings, Inc	6,220
212,530	*	Chambal Fertilizers & Chemicals Ltd	506
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,957		Chase Corp	$2,525
2,397,223		Chemours Co	120,005
443,560		Cheng Loong Corp	242
258,000	*,e	Chiho-Tiande Group Ltd	133
1,168,695		China BlueChemical Ltd	369
193,640		China General Plastics Corp	210
127,000		China Hi-ment Corp	252
632,250	*	China Manmade Fibers Corp	215
178,112		China Metal Products	170
858,455	*,†,e,m	China Metal Recycling Holdings Ltd	1
396,000	*	China Metal Resources Utilization Ltd	245
4,002,000	e	China Molybdenum Co Ltd	2,558
3,069,282	e	China National Building Material Co Ltd	2,735
8,750,000		China National Materials Co Ltd	6,525
1,394,628	*	China Petrochemical Development Corp	718
7,943,000		China Sanjiang Fine Chemicals	3,040
4,114,400	*,†,e,m	China Shanshui Cement Group Ltd	2,301
14,876,000	e	China Silver Group Ltd	4,551
5,334	*	China Singyes New Materials Holdings Ltd	1	^
97,000		China Steel Chemical Corp	415
13,430,303		China Steel Corp	11,161
320,817		China Synthetic Rubber Corp	473
297,000		China XLX Fertiliser Ltd	127
12,000	*	Chongqing Iron & Steel Co Ltd	3
70,245		Christian Hansen Holding	6,589
34,500		Chugoku Marine Paints Ltd	288
613,000	*	Chung Hung Steel Corp	255
199,540	*	Chung Hwa Pulp Corp	78
570,383		Cia de Minas Buenaventura S.A. (ADR) (Series B)	8,031
571,648	*	Cia Siderurgica Nacional S.A.	1,443
18,219	*	Ciech S.A.	301
140,705		Cimsa Cimento Sanayi Ve Tica	508
29,256		Clariant AG.	817
26,392	*	Clearwater Paper Corp	1,198
506,011	*,e	Cleveland-Cliffs, Inc	3,648
73,847	*	Codexis, Inc	617
729,566	*	Coeur Mining, Inc	5,472
201,188		Commercial Metals Co	4,289
86,132	*,†,m	Companhia Vale do Rio Doce	0
58,235	e	Compass Minerals International, Inc	4,207
129,322		Corbion NV	4,189
12,378		Core Molding Technologies, Inc	269
89,220		Coromandel International Ltd	809
26,223		Corticeira Amorim SGPS S.A.	324
262,228		Covestro AG.	27,001
143,000		CPMC Holdings Ltd	113
426,220		CRH plc	15,340
33,796		Croda International plc	2,015
732,633	*	Crown Holdings, Inc	41,211
1,772,649		CSR Ltd	6,554
1,651,200		D&L Industries Inc	366
1,154,000	e	Da Ming International Holdings Ltd	446
333,999		Daicel Chemical Industries Ltd	3,790
74,700		Daido Steel Co Ltd	4,579
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,000		Daiken Corp	$728
16,171		Dainichiseika Color & Chemicals Manufacturing Co Ltd	807
129,400		Dainippon Ink and Chemicals, Inc	4,868
40,772	e	Daio Paper Corp	539
35,300	e	Daiso Co Ltd	902
27,959		Dalmia Bharat Ltd	1,403
94,964		DCM Shriram Ltd	829
64,646		Deepak Fertilizers & Petrochemicals Corp Ltd	431
19,412		Deltic Timber Corp	1,777
176,200		Denki Kagaku Kogyo KK	7,031
128,106	*	Detour Gold Corp	1,506
155,700		DG Khan Cement Co Ltd	189
8,103	*	Dhanuka Agritech Ltd	93
169,346		Domtar Corp	8,386
19,531		Dongjin Semichem Co Ltd	402
37,626		Dongkuk Steel Mill Co Ltd	387
2,031		Dongwha Enterprise Co Ltd	60
161,200		Dowa Holdings Co Ltd	6,547
7,983,200		DowDuPont, Inc	568,563
882,477		DS Smith plc	6,151
246,911		DSM NV	23,586
6,409	*	Duk San Neolux Co Ltd	147
866,778		DuluxGroup Ltd	5,165
114,961		Eagle Materials, Inc	13,025
619,800		Eastern Polymer Group PCL	215
121,179		Eastman Chemical Co	11,226
115,869		Ecolab, Inc	15,547
12,036	*	Ecopro Co Ltd	442
112,917		EID Parry India Ltd	656
124,405	*	El Ezz Steel Co	144
534,379		Eldorado Gold Corp	774
291,757		Elementis plc	1,135
3,745,125		Empresas CMPC S.A.	12,726
3,399		EMS-Chemie Holding AG.	2,268
780,816		Ence Energia y Celulosa S.A.	5,153
45,552	*	Endeavour Mining Corp	929
88,777	*,e	Endeavour Silver Corp	213
182,000		Engro Chemical Pakistan Ltd	452
979,500		Engro Fertilizers Ltd	601
5,985	*	Eramet	710
4,345,885		Eregli Demir ve Celik Fabrikalari TAS	11,467
26,404		Essel Propack Ltd	122
162,961	e	Essentra plc	1,165
461,032		Eternal Chemical Co Ltd	477
29,467		Eugene Corp	135
250,128		Everlight Chemical Industrial Corp	159
1,009,930		Evolution Mining Ltd	2,091
63,840		Evonik Industries AG.	2,398
1,569,600		Evraz plc	7,205
381,000		Fauji Cement Co Ltd	87
196,500		Fauji Fertilizer Bin Qasim Ltd	63
330,300		Fauji Fertilizer Co Ltd	237
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

320,050		Feng Hsin Iron & Steel Co	$599
1,885,213		Ferrexpo plc	7,460
261,131	*	Ferro Corp	6,160
202,348	*,m	Ferroglobe plc	0
222,530		Fibria Celulose S.A.	3,214
17,645		Finolex Industries Ltd	182
102,476	*,e	First Majestic Silver Corp	691
1,565,291		First Quantum Minerals Ltd	21,929
1,148,277		Fletcher Building Ltd	6,185
95,591	*,e	Flotek Industries, Inc	445
352,105		FMC Corp	33,330
34,017	*,e	Foosung Co Ltd	322
2,944,354		Formosa Chemicals & Fibre Corp	10,158
10,140,176		Formosa Plastics Corp	33,553
467,091		Forterra plc	1,881
5,235,354		Fortescue Metals Group Ltd	19,813
117,171	*	Fortuna Silver Mines, Inc	611
118,691		Foshan Huaxin Packaging Co Ltd	65
15,100		FP Corp	810
223,913		Franco-Nevada Corp	17,895
5,967,512	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	113,144
223,928		Fresnillo plc	4,303
3,701		Frutarom Industries Ltd	347
56,784		Fuchs Petrolub AG. (Preference)	3,007
8,232,200	e	Fufeng Group Ltd	5,374
25,500		Fuji Seal International, Inc	833
10,400		Fujimi, Inc	218
17,800		Fujimori Kogyo Co Ltd	631
252,699	e	Furukawa-Sky Aluminum Corp	6,588
1,643,800		Fushan International Energy Group Ltd	352
22,700		Fuso Chemical Co Ltd	615
41,229		FutureFuel Corp	581
280,190	*,e	Galaxy Resources Ltd	834
1,044,842	*	GCP Applied Technologies, Inc	33,330
3,124,312		Gerdau S.A. (Preference)	11,645
7,253		Givaudan S.A.	16,754
21,463,464		Glencore Xstrata plc	112,339
195,900		Global Green Chemicals PCL	92
328,959		Gloria Material Technology Corp	219
6,000		Godo Steel Ltd	126
67,381	*	Godrej Industries Ltd	640
798,365		Gold Fields Ltd	3,460
102,240		Gold Resource Corp	450
748,924		Goldcorp, Inc	9,551
7,364,418	*	Goldsun Development & Construction Co Ltd	2,418
502,000		Grand Pacific Petrochemical	529
132,611		Granges AB	1,360
1,180,520		Graphic Packaging Holding Co	18,239
418,224		Grasim Industries Ltd	7,625
605,755	*,†,m	Great Basin Gold Ltd	5
49,000		Great China Metal Industry	41
1,706,000		Greatview Aseptic Packaging Co	1,245
31,900		Green Seal Holding Ltd	69
20,505	*	Greenply Industries Ltd	108
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,969		Greif, Inc	$761
44,571		Greif, Inc (Class A)	2,700
15,096,942	*	G-Resources Group Ltd	187
5,306		Groupe Guillin	219
277,239		Grupo Argos S.A.	1,940
6,034,344		Grupo Mexico S.A. de C.V. (Series B)	19,921
64,436	*	Gubre Fabrikalari TAS	72
10,837		Gujarat Alkalies & Chemicals Ltd	127
26,696	*	Gujarat Flourochemicals	381
511,207		Gujarat Narmada Valley Fertilizers Co Ltd	3,943
6,594	*	Gulf Oil Lubricants India Ltd	102
893		Gurit Holding AG.	965
465,134	*	Guyana Goldfields, Inc	1,880
9,076	*	H&R GmbH & Co KGaA	159
88,364		H.B. Fuller Co	4,760
8,996		Hanil Cement Manufacturing	1,202
5,953		Hansol Chemical Co Ltd	403
8,791		Hansol Paper Co Ltd	115
112,719		Hanwha Chemical Corp	3,325
252,126		Harmony Gold Mining Co Ltd	461
20,408		Hawkins, Inc	718
20,785		Haynes International, Inc	666
1,135,941		Hecla Mining Co	4,510
22,807		HeidelbergCement AG.	2,459
37,145	*	HeidelbergCement India Ltd	89
157,662		Hexpol AB	1,598
61,959		Hill & Smith Holdings plc	1,120
53,018		Himadri Speciality Chemical Ltd	127
1,877,786		Hindalco Industries Ltd	8,025
179,326		Hitachi Chemical Co Ltd	4,592
170,234		Hitachi Metals Ltd	2,435
421,971	*	Ho Tung Chemical Corp	144
160,756		Hochschild Mining plc	571
3,500	e	Hodogaya Chemical Co Ltd	185
629,629		Hokuetsu Paper Mills Ltd	3,757
174,660		Holcim Ltd	9,837
105,920		Holmen AB (B Shares)	5,630
15,868		Honam Petrochemical Corp	5,449
17,360		HSIL Ltd	137
625,000		Huabao International Holdings Ltd	411
171,520		Huaxin Cement Co Ltd	209
128,300	*	Hubei Sanonda Co Ltd	140
13,904		Huchems Fine Chemical Corp	319
343,856		HudBay Minerals, Inc	3,045
57,935		Huhtamaki Oyj	2,432
1,038,338		Huntsman Corp	34,566
21,937		Hyosung Corp	2,855
82,858		Hyundai Steel Co	4,537
1,083,106	*	IAMGOLD Corp	6,316
967,074		Ibstock plc	3,480
399,616		Iluka Resources Ltd	3,153
47,663		IMCD Group NV	2,997
6,503		Imerys S.A.	612
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

424,901	*,e	Impala Platinum Holdings Ltd	$1,114
2,283,487		Incitec Pivot Ltd	6,919
309,123	e	Independence Group NL	1,141
114,388	*	India Cements Ltd	328
1,350,578		Indorama Ventures PCL (Foreign)	2,203
103,800	*,e	Industrias CH SAB de C.V.	443
219,271		Industrias Penoles S.A. de C.V.	4,568
195,760	*	Ingevity Corp	13,795
209,920		Inner Mongolia Eerduosi Resourses Co Ltd	234
91,941		Innophos Holdings, Inc	4,296
86,802		Innospec, Inc	6,128
212,802	*	Interfor Corp	3,575
35,348		International Flavors & Fragrances, Inc	5,394
1,004,154		International Paper Co	58,181
71,500		International Steels Ltd	69
191,449		Intertape Polymer Group, Inc	3,273
173,234	*,e	Intrepid Potash, Inc	825
23,100	*	Ishihara Sangyo Kaisha Ltd	436
90,904		Israel Chemicals Ltd	368
2,293	*	Israel Corp Ltd	388
389,965	*,e	Ivanhoe Mines Ltd	1,315
31,459	*,†,m	Jacana Minerals Ltd	5
290,875		James Hardie Industries NV	5,109
103,979	*	Jastrzebska Spolka Weglowa S.A.	2,868
6,400		JCU Corp	311
401,352		JFE Holdings, Inc	9,591
1,511,445		Jiangxi Copper Co Ltd	2,392
918,000	*	Jinchuan Group International Resources Co Ltd	139
421,025	*	Jindal Saw Ltd	920
208,131	*	Jindal Steel & Power Ltd	666
176,607	*	Jinshan Gold Mines, Inc	330
11,360		JK Cement Ltd	198
20,106	*	JK Lakshmi Cement Ltd	139
28,419		Johnson Matthey plc	1,178
58,427	*	JSL Ltd	95
35,900		JSP Corp	1,228
998,565		JSR Corp	19,616
877,136		JSW Steel Ltd	3,698
139,324	e	K&S AG.	3,459
74,035		Kaiser Aluminum Corp	7,911
185,638		Kaneka Corp	1,692
286,017		Kansai Paint Co Ltd	7,422
24,200		Kanto Denka Kogyo Co Ltd	293
150,602		Kapstone Paper and Packaging Corp	3,417
123,183	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	96
522,611	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	442
209,646	*	KAZ Minerals plc	2,520
62,545		Kemira Oyj	863
359,836		KGHM Polska Miedz S.A.	11,458
16,900		KH Neochem Co Ltd	432
1,696,161	*	Kinross Gold Corp	7,314
219,923		Kirkland Lake Gold Ltd	3,371
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,807		KISCO Corp	$99
4,297		KISWIRE Ltd	132
529,051		Klabin S.A.	2,803
1,349,700		Klabin S.A. (Preference)	1,278
305,238	*,e	Klondex Mines Ltd	797
108,880	*,e	Klondex Mines Ltd	282
48,035		KMG Chemicals, Inc	3,174
16,800		Koatsu Gas Kogyo Co Ltd	142
437,079	*	Kobe Steel Ltd	4,034
10,413		Kolon Industries, Inc	865
56,200		Konishi Co Ltd	1,051
146,223	*	Koppers Holdings, Inc	7,443
16,712		Korea Kumho Petrochemical	1,552
19,070		Korea Petrochemical Ind Co Ltd	4,694
9,433		Korea Zinc Co Ltd	4,344
28,590	*	Koza Altin Isletmeleri AS	288
120,745	*	Koza Anadolu Metal Madencilik Isletmeleri AS	205
51,338	*	Kraton Polymers LLC	2,473
60,931		Kronos Worldwide, Inc	1,570
3,699		Kukdo Chemical Co Ltd	218
56,193		Kumba Iron Ore Ltd	1,722
52,148		Kumiai Chemical Industry Co Ltd	350
39,649		Kuraray Co Ltd	747
39,800		Kureha CORP	2,886
13,400	e	Kyoei Steel Ltd	255
192,853	e	Labrador Iron Ore Royalty Corp	4,173
198,000	*	Lafarge Malayan Cement BHD	303
551		LafargeHolcim Ltd	31
534,166		Lanxess AG.	42,343
1,675,000		Lee & Man Paper Manufacturing Ltd	1,972
1,551,448		LEE Chang Yung Chem IND Corp	2,524
34,188		Lenzing AG.	4,342
46,290		LG Chem Ltd	17,512
8,425		LG Chem Ltd (Preference)	1,957
924,376	*	Linde AG.	215,889
32,072		Linde AG.	6,951
28,900		Lintec Corp	805
34,236	*,e	Lithium Americas Corp	305
11,066		Lock & Lock Co Ltd	282
286,440	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	6,600
393,220		Long Chen Paper Co Ltd	551
154,288	*,e	Lonmin plc	174
1,694,684	*	Louisiana-Pacific Corp	44,502
36,949	*,e	LSB Industries, Inc	324
501,115	e	Lucara Diamond Corp	1,120
68,400		Lucky Cement Ltd	321
476,000		Luks Group Vietnam Holdings Ltd	149
39,796	*,e	Lundin Gold, Inc	143
410,079		Lundin Mining Corp	2,727
315,149	*	Lynas Corp Ltd	536
565,332		LyondellBasell Industries AF S.C.A	62,367
68,841		Madras Cements Ltd	847
45,126	*	MAG. Silver Corp	557
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

98,960		Magnesita Refratarios S.A.	$1,504
48,670	*,e	Major Drilling Group International	273
167,400		Maple Leaf Cement Factory Ltd	104
349,005		Marshalls plc	2,144
22,790		Martin Marietta Materials, Inc	5,038
40,572		Maruichi Steel Tube Ltd	1,186
34,625		Materion Corp	1,683
416,900		Metalurgica Gerdau S.A.	727
199,569		Methanex Corp	12,092
1,685,843		Mexichem SAB de C.V.	4,169
764,500	*,e	Minera Frisco SAB de C.V.	444
389,753		Mineral Resources Ltd	6,396
140,863		Minerals Technologies, Inc	9,698
20,561		Miquel y Costas & Miquel S.A.	887
2,309,665		Mitsubishi Chemical Holdings Corp	25,272
300,678		Mitsubishi Gas Chemical Co, Inc	8,610
98,268		Mitsubishi Materials Corp	3,487
34,200		Mitsubishi Steel Manufacturing Co Ltd	848
345,876		Mitsui Chemicals, Inc	11,091
74,800		Mitsui Mining & Smelting Co Ltd	4,353
175,199	*	Mittal Steel South Africa Ltd	55
581,283		MMC Norilsk Nickel PJSC (ADR)	10,847
1,268,000	*	MMG Ltd	627
173,210		MOIL Ltd	657
114,229		Mondi Ltd	2,948
311,434		Mondi plc	8,094
12,981	*,†,m	Mongolian Metals Corporation	0
527,521	n	Monsanto Co	61,604
2,790		Monsanto India Ltd	111
309,573		Mosaic Co	7,944
282,909		Mpact Ltd	558
118,759		M-real Oyj (B Shares)	1,017
96,044		Myers Industries, Inc	1,873
134,387	*	Mytilineos Holdings S.A.	1,474
88,400		Nakayama Steel Works Ltd	568
16,382		Namhae Chemical Corp	164
377,813	*	Nampak Ltd	495
11,257,071		Nan Ya Plastics Corp	29,411
169,405		Nantex Industry Co Ltd	134
247,593	*	National Aluminium Co Ltd	334
42,024		Neenah Paper, Inc	3,809
193,126	*,e	Nemaska Lithium, Inc	361
63,500		Neturen Co Ltd	695
180,823	e	Nevsun Resources Ltd	440
358,708	*	New Gold, Inc	1,179
944,900		Newcrest Mining Ltd	16,821
14,704		NewMarket Corp	5,843
1,282,470		Newmont Mining Corp	48,118
687,850		Nickel Asia Corp	87
26,900		Nihon Nohyaku Co Ltd	159
57,500		Nihon Parkerizing Co Ltd	967
1,696,902		Nine Dragons Paper Holdings Ltd	2,711
63,800	e	Nippon Denko Co Ltd	265
140,500		Nippon Kayaku Co Ltd	2,083
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,088,600		Nippon Light Metal Holdings Co Ltd	$5,933
118,132	e	Nippon Paint Co Ltd	3,733
197,300		Nippon Paper Industries Co Ltd	3,745
16,400		Nippon Shokubai Co Ltd	1,106
84,000		Nippon Soda Co Ltd	559
1,039,945		Nippon Steel Corp	26,570
79,900		Nissan Chemical Industries Ltd	3,183
35,300		Nisshin Steel Holdings Co Ltd	578
3,700		Nittetsu Mining Co Ltd	271
142,763		Nitto Denko Corp	12,627
45,360		NOF Corp	1,215
244,698		Norbord, Inc	8,283
1,401,745		Norsk Hydro ASA	10,626
8,210,000	*,e	North Mining Shares Co Ltd	173
229,985	*	Northam Platinum Ltd	972
164,744	*,e	Northern Dynasty Minerals	294
438,686		Northern Star Resources Ltd	2,089
222,655	*,e	Novagold Resources, Inc	875
12,248		Novolipetsk Steel (GDR)	311
191,734		Novozymes AS	10,946
859,902		Nucor Corp	54,673
313,130		Nufarm Ltd	2,128
54,053	*,e	Nyrstar NV	435
450,840		OceanaGold Corp	1,158
18,547	e	OCI Co LTD	2,357
48,968	*	OCI NV	1,235
15,575		Oeneo S.A.	191
838,148		OJI Paper Co Ltd	5,566
31,000		Okamoto Industries, Inc	314
5,552,963		Olin Corp	197,574
17,100		Olympic Steel, Inc	367
39,834		Omnia Holdings Ltd	476
91,883	*	Omnova Solutions, Inc	919
248,038		Orica Ltd	3,487
34,145		Orient Cement Ltd	91
358,000		Oriental Union Chemical Corp	381
414,388	*	Orocobre Ltd	2,238
1,511,725		Orora Ltd	3,982
8,500		Osaka Steel Co Ltd	178
72,784	e	Osisko Gold Royalties Ltd	841
95,697	*	Osisko Mining, Inc	258
523,836		Outokumpu Oyj	4,861
523,182	*	Owens-Illinois, Inc	11,599
780,919		Oxiana Ltd	5,546
9,650	*	Pacific Metals Co Ltd	267
7,200		Pack Corp	232
18,600		Packages Ltd	85
341,270		Packaging Corp of America	41,140
124,224		Pact Group Holdings Ltd	550
1,206,507		Pan African Resources plc	216
197,060		Pan American Silver Corp	3,070
285,960		Papeles y Cartones de Europa S.A.	3,884
340,500	*	Pelat Timah Nusantara Tbk PT	124
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

700,094		Petkim Petrokimya Holding	$1,434
320,703	*,e	Petra Diamonds Ltd	338
11,056,816		Petronas Chemicals Group BHD	21,037
70,718		PH Glatfelter Co	1,516
97,623		PhosAgro OAO (GDR)	1,493
63,708		PI Industries Ltd	960
868,534	*,e	Pilbara Minerals Ltd	752
22,013		Plastivaloire	493
986,456	*	Platform Specialty Products Corp	9,786
166,281		PolyOne Corp	7,233
67,827		Polyus PJSC (GDR)	2,600
20,000		Polyus PJSC (GDR)	767
1,702		Poongsan	83
159,333		Poongsan Corp	7,070
672,872		Portucel Empresa Produtora de Pasta e Papel S.A.	3,426
105,626		POSCO	32,855
13,559		POSCO Refractories & Environment Co Ltd	504
612,466		Potash Corp of Saskatchewan	12,561
964,307	*	PPC Ltd	539
444,089		PPG Industries, Inc	51,878
52,813	*	PQ Group Holdings, Inc	869
442,562		Praxair, Inc	68,455
552,209	*	Premier Gold Mines Ltd	1,582
3,740,700		Press Metal BHD	4,982
95,495	*,e	Pretium Resources, Inc	1,089
81,507	*	Prism Cement Ltd	144
5,471,504	*	PT Aneka Tambang Tbk	252
1,661,243		PT Indocement Tunggal Prakarsa Tbk	2,688
2,724,098	*	PT Krakatau Steel Tbk	85
8,218,300	*,†,m	PT Sekawan Intipratama Tbk	0	^
3,035,738		PT Semen Gresik Persero Tbk	2,215
1,852,757		PT Timah Tbk	106
2,046,000		PT Wijaya Karya Beton Tbk	75
2,081,877		PTT Global Chemical PCL (Foreign)	5,426
7,630	*	Qatar National Cement Co	131
22,587		Quaker Chemical Corp	3,406
264,380	*,†,e,m	Quintis Ltd	46
51,642		Rain Commodities Ltd	299
31,833	*	Rallis India Ltd	132
10,652	*,e	Ramaco Resources, Inc	73
84,563		Randgold Resources Ltd	8,397
74,901	e	Rayonier Advanced Materials, Inc	1,532
23,006		Recticel S.A.	213
1,319,733		Regis Resources Ltd	4,427
186,136		Reliance Steel & Aluminum Co	15,969
133,067		Rengo Co Ltd	970
444,127		Resolute Mining Ltd	395
15,711	*	Rhi Magnesita NV	822
497	*,e	Rhi Magnesita NV	26
484,492		Rio Tinto Ltd	28,486
2,301,542		Rio Tinto plc	120,733
40,749	*	Royal Bafokeng Platinum Ltd	92
145,234		Royal Gold, Inc	11,927
645,510		RPC Group plc	7,668
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,121		RPM International, Inc	$3,414
30,365	*	Ryerson Holding Corp	316
11,144		Sa des Ciments Vicat	880
10,400		Sakai Chemical Industry Co Ltd	278
103,800		Sakata INX Corp	1,653
85,217		Salzgitter AG.	4,841
11,822		Samsung Fine Chemicals Co Ltd	717
338,651		San Fang Chemical Industry Co Ltd	386
938,927		Sandfire Resources NL	5,033
114,120	*,e	Sandstorm Gold Ltd	570
35,608		Sanyo Chemical Industries Ltd	1,861
144,800		Sanyo Special Steel Co Ltd	3,703
514,916		Sappi Ltd	3,725
806,402	*	Saracen Mineral Holdings Ltd	1,064
195,200		Satipel Industrial S.A.	541
85,720		Scapa Group plc	507
277,910	*	Schmolz + Bickenbach AG.	240
43,511		Schnitzer Steel Industries, Inc (Class A)	1,458
159,707		Schweitzer-Mauduit International, Inc	7,244
110,700		Scientex BHD	237
116,907		Scotts Miracle-Gro Co (Class A)	12,508
28,791	*,e	Seabridge Gold, Inc	327
57,241		Seah Besteel Corp	1,553
19,955		SeAH Steel Corp	1,792
259,118		Sealed Air Corp	12,775
877,400		Sekisui Plastics Co Ltd	11,545
237,882	*	SEMAFO, Inc	676
73,581		Semapa-Sociedade de Investimento e Gestao	1,571
200,284		Sensient Technologies Corp	14,651
2,828,492	*	Sesa Sterlite Ltd	14,571
400,263		Severstal (GDR)	6,125
12,613		SH Kelkar & Co Ltd	59
3,431,500	e	Shandong Chenming Paper Holdings Ltd	6,181
1,551,271		Shandong Chenming Paper Holdings Ltd (Class B)	2,593
280,600	*	Shanghai Chlor-Alkali Chemical Co Ltd	219
127,543		Shanghai Yaohua Pilkington Glass Co Ltd	80
11,920		Sharda Cropchem Ltd	84
186,196		Sherwin-Williams Co	76,348
21,000		Shikoku Chemicals Corp	340
9,620	*	Shine Co Ltd	298
543,071		Shin-Etsu Chemical Co Ltd	55,026
124,400		Shin-Etsu Polymer Co Ltd	1,404
744,032		Shinkong Synthetic Fibers Corp	251
6,072,000	*,e	Shougang Concord International Enterprises Co Ltd	175
101,600		Showa Denko KK	4,324
12,876		Shree Cement Ltd	3,646
435,125		Siam Cement PCL (Foreign)	6,535
1,688,198		Sibanye Gold Ltd	2,156
568,439		Sidi Kerir Petrochemcials Co	788
423		Sika AG.	3,356
222,435		Silgan Holdings, Inc	6,537
526,572	e	Silvercorp Metals, Inc	1,374
270,536		Sims Group Ltd	3,309
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,462,000	*	Sinofert Holdings Ltd	$243
3,386,674		Sinopec Shanghai Petrochemical Co Ltd	1,925
2,628,495	*,e	Sirius Minerals plc	834
10,109	†,m	SK Chemicals Co Ltd	786
34,433		SKC Co Ltd	1,511
8,763		SKCKOLONPI, Inc	386
299,575		Smurfit Kappa Group plc	10,133
87,005		Sociedad Quimica y Minera de Chile S.A. (Class B)	5,167
2,080,272		Soda Sanayii AS	2,766
3,707		SODIFF Advanced Materials Co Ltd	623
458,019	*,e	SolGold plc	181
18,865		Solvay S.A.	2,623
9,855		Songwon Industrial Co Ltd	248
134,606		Sonoco Products Co	7,153
5,700,100		South32 Ltd	15,450
13,152	e	South32 Ltd (W/I)	36
250,341	e	Southern Copper Corp (NY)	11,879
127,854	*	Ssab Svenskt Stal AB (Series A)	699
399,693	*	Ssab Svenskt Stal AB (Series B)	1,781
178,811		Ssangyong Cement Industrial Co Ltd	3,121
237,151	*	SSR Mining, Inc	2,089
496,153		St Barbara Ltd	1,478
1,206		Stalprodukt S.A.	175
799,315		Steel Dynamics, Inc	34,474
5,600	e	Stella Chemifa Corp	184
27,951		Stella-Jones, Inc	1,123
116,450		Stepan Co	9,196
4,001		STO AG.	604
751,584		Stora Enso Oyj (R Shares)	11,907
322,506	*,e	Stornoway Diamond Corp	169
635,221		Sumitomo Bakelite Co Ltd	5,330
1,353,511		Sumitomo Chemical Co Ltd	9,685
297,618		Sumitomo Metal Mining Co Ltd	13,616
757,193		Sumitomo Osaka Cement Co Ltd	3,647
7,800		Sumitomo Seika Chemicals Co Ltd	433
72,012	e	Sumitomo Titanium Corp	1,321
404,551	*	Summit Materials, Inc	12,719
108,098	*	SunCoke Energy, Inc	1,296
2,444,500	*,†,e,m	Superb Summit International Group Ltd	31
75,591	*	Supreme Industries Ltd	1,528
367,488		Suzano Papel e Celulose S.A.	2,071
413,281		Svenska Cellulosa AB (B Shares)	4,260
91,454		Symrise AG.	7,841
161,273	*,e	Syrah Resources Ltd	564
14,100		T Hasegawa Co Ltd	294
81,400		Ta Ann Holdings BHD	74
2,137,741		TA Chen Stainless Pipe	1,533
213		Taekwang Industrial Co Ltd	262
733,052	e	Tahoe Resources, Inc	3,511
679,253		Tahoe Resources, Inc (Toronto)	3,258
179,334		Taiheiyo Cement Corp	7,721
3,204,728		Taiwan Cement Corp	3,921
409,000		Taiwan Fertilizer Co Ltd	526
142,725		Taiwan Hon Chuan Enterprise Co Ltd	276
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,243,329		Taiwan Styrene Monomer	$2,466
10,600		Taiyo Ink Manufacturing Co Ltd	471
12,915		Taiyo Nippon Sanso Corp	180
26,800		Takasago International Corp	867
128,000		Takiron Co Ltd	911
7,600	*,e	Tanaka Chemical Corp	130
597,220	*	Taseko Mines Ltd	1,397
881,064		Tata Steel Ltd	10,090
9,300		Tayca Corp	273
5,734		Technosemichem Co Ltd	361
918,527		Teck Cominco Ltd	24,019
1,986,201		Teijin Ltd	44,133
11,900		Tenma Corp	233
17,358	*	Tessenderlo Chemie NV	810
4,739,488		ThyssenKrupp AG.	136,666
22,635		Tikkurila Oy	484
69,880	*	Time Technoplast Ltd	227
209,100	*,e	TimkenSteel Corp	3,176
50,153		Titan Cement Co S.A.	1,378
25,590	*,e	TMAC Resources, Inc	197
249,600		Toagosei Co Ltd	3,168
19,900		Toho Titanium Co Ltd	211
93,444		Toho Zinc Co Ltd	5,054
118,500		Tokai Carbon Co Ltd	1,462
6,900		Tokushu Tokai Holdings Co Ltd	260
41,700		Tokuyama Corp	1,353
22,400		Tokyo Ohka Kogyo Co Ltd	964
56,500		Tokyo Steel Manufacturing Co Ltd	506
352,750		Ton Yi Industrial Corp	165
80,511	b	Tong Yang Major Corp	149
1,092,000	*	Tongfang Kontafarma Holdings Ltd	71
22,319	*	Tongyang Cement & Energy Corp	64
75,100		Topy Industries Ltd	2,310
214,790		Toray Industries, Inc	2,022
224,985	*	Torex Gold Resources, Inc	2,135
706,300		Tosoh Corp	15,934
419,000		Toyo Ink Manufacturing Co Ltd	2,475
184,300		Toyo Kohan Co Ltd	796
110,441		Toyo Seikan Kaisha Ltd	1,773
688,867		Toyobo Co Ltd	12,502
34,132	*	Trecora Resources	461
77,191		Tredegar Corp	1,482
398,995	*	Trevali Mining Corp	482
100,026		Trinseo S.A.	7,262
8,135,718	a,n	Tronox Ltd	166,864
418,000		TSRC Corp	523
64,815	*,e	Tubacex S.A.	261
451,000		Tung Ho Steel Enterprise Corp	391
1,039,835	*	Turquoise Hill Resources Ltd	3,549
458,364		UBE Industries Ltd	13,427
14,818	*	Uflex Ltd	113
11,752	*	UFP Technologies, Inc	327
107,368		Ultra Tech Cement Ltd	7,259
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,512		Umicore S.A.	$1,255
2,934		Unid Co Ltd	128
536,439	*	United Phosphorus Ltd	6,406
5,395		United States Lime & Minerals, Inc	416
401,619	e	United States Steel Corp	14,133
277,676		Universal Cement Corp	214
11,734,095		UPC Technology Corp	7,391
1,262,089		UPM-Kymmene Oyj	39,181
27,571	*,e	US Concrete, Inc	2,306
1,900,487		USI Corp	1,045
279,800	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	767
4,264,145		Vale S.A.	51,658
135,981		Valhi, Inc	839
2,836,753		Valvoline, Inc	71,089
50,442		Vedanta Resources plc	546
171,412	*	Verso Corp	3,012
221,642		Victrex plc	7,892
8,659		Vinati Organics Ltd	135
145,600		Vinythai PCL	92
212,705		Voestalpine AG.	12,699
4,603,403		Volcan Cia Minera S.A.	1,874
135,517		Vulcan Materials Co	17,396
193,578		Wacker Chemie AG.	37,507
118,239	e	Warrior Met Coal, Inc	2,974
7,353,600		Waskita Beton Precast Tbk PT	221
49,465	*	Welspun-Gujarat Stahl Ltd	105
1,668,000	*	West China Cement Ltd	250
237,272		West Fraser Timber Co Ltd	14,642
167,195	e	Western Areas NL	420
834,799	e	Western Forest Products, Inc	1,627
115,261	*	Westgold Resources Ltd	159
285,520		Westlake Chemical Corp	30,416
620,412		WestRock Co	39,216
664,379		Wheaton Precious Metals Corp	14,688
2,865,014		Wienerberger AG.	69,340
57,083		Winpak Ltd	2,125
2,346	*	Wonik Materials Co Ltd	152
117,561		Worthington Industries, Inc	5,180
2,761,344		WR Grace and Co	193,653
127,600	e	W-Scope Corp	2,637
526,000	*	Xinjiang Xinxin Mining Industry Co Ltd	72
635,862	e	Yamana Gold, Inc	1,983
24,900		Yamato Kogyo Co Ltd	721
319,784		Yara International ASA	14,683
59,573		Yeong Guan Energy Technology Group Co Ltd	128
1,941,100		Yeun Chyang Industrial Co Ltd	1,742
708,551		Yieh Phui Enterprise	290
83,900		Yodogawa Steel Works Ltd	2,593
6,147		Youlchon Chemical Co Ltd	122
231,000	*	Youyuan International Holdings Ltd	100
668,285	*	Yuen Foong Yu Paper Manufacturing Co Ltd	313
668,328		Yule Catto & Co plc	4,417
52,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	142
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,925		Zaklady Azotowe w Tarnowie-Moscicach S.A.	$778
712,202		Zeon Corp	10,278
647,000	e	Zhaojin Mining Industry Co Ltd	502
17,240		Zignago Vetro S.p.A.	168
8,234,731		Zijin Mining Group Co Ltd	3,109
		TOTAL MATERIALS	6,661,398

MEDIA - 2.4%
40,500		ABB ASEA Brown Boveri Ltd	801
1,200,000		ABS-CBN Holdings Corp (ADR)	829
763,870		Aimia, Inc	2,273
14,037,467	*,e	Alibaba Pictures Group Ltd	1,885
375,396	*,e	Altice NV (Class A)	3,937
553	*	Altice NV (Class B)	6
91,814	e	AMC Entertainment Holdings, Inc	1,386
385,317	*	AMC Networks, Inc	20,838
6,800		Amuse, Inc	193
303,957	e	Antena 3 de Television S.A.	3,172
2,535		APG SGA S.A.	1,183
104,680		APN Outdoor Group Ltd	401
90,398	*	Arnoldo Mondadori Editore S.p.A.	226
129,000	e	Asatsu-DK, Inc	4,157
248,152		Ascential plc	1,287
7,210,200		Asian Pay Television Trust	3,177
1,174,870		Astro Malaysia Holdings BHD	769
20,659		Avex Group Holdings, Inc	294
42,994		Axel Springer AG.	3,353
9,165		Beasley Broadcasting Group, Inc	123
763,700		BEC World PCL (Foreign)	307
84,649	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	91
705,057		Borussia Dortmund GmbH & Co KGaA	5,175
3,706		Cable One, Inc	2,607
43,085		Cairo Communication S.p.A.	192
3,256,690	n	CBS Corp (Class B)	192,145
44,063	*	Central European Media Enterprises Ltd (Class A)	207
136,625	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	635
363,754	*	Charter Communications, Inc	122,207
65,657		Cheil Communications, Inc	1,300
161,865	*,†,m	Chennai Super Kings Cricket Ltd	6
252,210		Cinemark Holdings, Inc	8,782
39,402	e	Cineplex Galaxy Income Fund	1,170
471,154		Cineworld Group plc	3,813
8,704		CJ CGV Co Ltd	603
20,353		CJ E&M Corp	1,857
16,923		CJ Hellovision Co Ltd	112
61,059		Clear Channel Outdoor Holdings, Inc (Class A)	281
63,234		Cogeco Communications, Inc	4,350
34,004		Cogeco, Inc	2,448
18,825,330		Comcast Corp (Class A)	753,955
75,062		Corus Entertainment, Inc	699
31,452		CTS Eventim AG.	1,462
62,700		CyberAgent, Inc	2,444
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

470,642		Cyfrowy Polsat S.A.	$3,361
75,400		Daiichikosho Co Ltd	3,757
1,976	*,e	Daily Journal Corp	455
484,054		Daily Mail & General Trust	3,887
100,155		Dentsu, Inc	4,235
8,040,000	*,e	Digital Domain Holdings Ltd	179
345,157	*,e	Discovery Communications, Inc (Class A)	7,725
151,903	*	Discovery Communications, Inc (Class C)	3,216
601,026	*	DISH Network Corp (Class A)	28,699
31,084	e	Emerald Expositions Events, Inc	632
220,864		Entercom Communications Corp (Class A)	2,385
328,641		Entertainment One Ltd	1,444
493,576		Entravision Communications Corp (Class A)	3,529
42,697	*,e	Eros International plc	412
4,000,000	*	eSun Holdings Ltd	655
216,049		Eutelsat Communications	5,002
97,786	*	EW Scripps Co (Class A)	1,528
3,879	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	35
354,000		Fuji Television Network, Inc	5,556
191,282		Gannett Co, Inc	2,217
513,226		Gestevision Telecinco S.A.	5,756
359,967	*	Gray Television, Inc	6,029
2,216,727		Grupo Televisa S.A.	8,295
104,875	*	Gruppo Editoriale L’Espresso S.p.A.	88
29,811		Hakuhodo DY Holdings, Inc	386
52,974	*	Hemisphere Media Group, Inc	612
274,331		HT&E Ltd	401
640,000	*,e	Huanxi Media Group Ltd	137
3,200,000	*,e	Huayi Tencent Entertainment Co Ltd	145
26,807		Hyundai Hy Communications & Network Co	99
284,979	*	IBN18 Broadcast Ltd	273
660,707	*,e	I-Cable Communications Ltd	19
75,300	*,e	IMAX China Holding, Inc	225
594,732	*	Imax Corp	13,768
695,372		Informa plc	6,766
5,266		Innocean Worldwide, Inc	360
28,868	*	Inox Leisure Ltd	132
3,292,420		Interpublic Group of Cos, Inc	66,375
62,880		IPSOS	2,316
240,626		ITE Group plc	591
4,137,028		ITV plc	9,244
115,754	*	Jagran Prakashan Ltd	323
232,111		JC Decaux S.A.	9,336
24,441	*	Jcontentree Corp	125
4,536,749		John Fairfax Holdings Ltd	2,753
59,230		John Wiley & Sons, Inc (Class A)	3,894
262,771	*,e	Juventus Football Club S.p.A.	241
70		Kabel Deutschland Holding AG.	9
33,132		Kadokawa Dwango Corp	409
15,620		Kinepolis Group NV	1,043
48,507		KT Skylife Co Ltd	609
19,334		Lagardere S.C.A.	619
18,255	*	Liberty Braves Group (Class A)	403
54,938	*	Liberty Braves Group (Class C)	1,221
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,031	*	Liberty Broadband Corp (Class A)	$4,936
209,479	*	Liberty Broadband Corp (Class C)	17,839
10,763	*	Liberty Global plc	364
201,068	*	Liberty Global plc (Class A)	7,206
135	*,e	Liberty Global plc LiLAC (Class A)	3
380	*	Liberty Global plc LiLAC (Class C)	8
43,335	*	Liberty Media Group (Class A)	1,418
361,963	*,e	Liberty Media Group (Class C)	12,365
186,038	*	Liberty SiriusXM Group (Class A)	7,378
373,308	*	Liberty SiriusXM Group (Class C)	14,805
182,280	*,e	Lions Gate Entertainment Corp (Class A)	6,163
190,356	*	Lions Gate Entertainment Corp (Class B)	6,042
530,799	*	Live Nation, Inc	22,596
3,721		Loen Entertainment, Inc	391
21,742	*	Loral Space & Communications, Inc	958
92,435		M6-Metropole Television	2,386
112,000	e	Macromill, Inc	2,667
54,731	*	Madison Square Garden Co	11,540
301,000		Major Cineplex Group PCL-Foreign	267
623,092	*	MDC Partners, Inc	6,075
292,869	*,e	Mediaset S.p.A.	1,135
186,033	e	Meredith Corp	12,288
33,866		Modern Times Group AB (B Shares)	1,423
99,129	*	MSG Networks, Inc	2,007
244,600		Multiplus S.A.	2,580
9,000,000		Nan Hai Corp Ltd	310
2,333		Nasmedia Co Ltd	162
741,566		Naspers Ltd (N Shares)	205,453
301,550		National CineMedia, Inc	2,069
38,468	*	Navneet Publications India	99
82,404		New Media Investment Group, Inc	1,383
270,844		New York Times Co (Class A)	5,011
253,260		News Corp	4,105
111,678		News Corp (Class B)	1,854
76,796		Nexstar Broadcasting Group, Inc (Class A)	6,005
32,400		Next Co Ltd	289
2,509,862		Nine Entertainment Co Holdings Ltd	2,995
186,842		Omnicom Group, Inc	13,608
85,951	e	oOh!media Ltd	301
509,902		Pearson plc	5,051
658,000		Phoenix Satellite Television Holdings Ltd	93
661,900		Plan B Media PCL	130
58,500		Poly Culture Group Corp Ltd	118
220,521		ProSiebenSat. Media AG.	7,570
25,600		Proto Corp	367
14,785,000	*	PT Bhakti Investama Tbk	98
4,386,400		PT Global MediaCom Tbk	191
3,171,000		PT Media Nusantara Citra Tbk	300
367,874		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,419
5,880,536		PT Surya Citra Media Tbk	1,075
5,297,100	*	PT Visi Media Asia Tbk	127
41,121		Publicis Groupe S.A.	2,788
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,668	*	PVR Ltd	$744
348,270		Quebecor, Inc	6,566
69,936		RAI Way S.p.A	426
369	*	RCS MediaGroup S.p.A.	1	^
33,165	*	Reading International, Inc	554
1,871,474		Reed Elsevier NV	43,015
1,357,039		Reed Elsevier plc	31,820
93,145		Regal Entertainment Group (Class A)	2,143
16,368	*,m	Rovi Guides, Inc	66
338,100	*	RS PCL	287
15,276		RTL Group	1,226
8,768		Saga Communications, Inc	355
21,857		Salem Communications	98
140,651		Sanoma-WSOY Oyj	1,834
28,798		SBS Media Holdings Co Ltd	82
16		Schibsted ASA	0	^
92,009		Schibsted ASA (B Shares)	2,446
48,189		Scholastic Corp	1,933
715,156		Scripps Networks Interactive (Class A)	61,060
72,000		Septeni Holdings Co Ltd	222
292,827		SES Global S.A.	4,571
302,194		Shaw Communications, Inc (B Shares)	6,897
5,700		Shochiku Co Ltd	971
20,051		SHOWBOX Corp	101
170,074	e	Sinclair Broadcast Group, Inc (Class A)	6,437
962,501	e	Singapore Press Holdings Ltd	1,904
2,987,813	e	Sirius XM Holdings, Inc	16,015
130,938	*	SITI Networks Ltd	53
1,156,308		Sky Network Television Ltd	2,303
982,500		Sky Perfect Jsat Corp	4,497
1,137,374	*	Sky plc	15,522
11,288	*	SM Entertainment Co	366
717,600	e	SMI Holdings Group Ltd	377
51,900		Smiles Fidelidade S.A.	1,188
242,002		Societe Television Francaise 1	3,567
333,457	*,e	Solocal Group	332
2,152,721		Southern Cross Media Group	1,983
21,379	e	Stroer Out-of-Home Media AG.	1,575
900,000		T4F Entretenimento S.A.	1,994
155,699		TEGNA, Inc	2,192
42,148	*	Telenet Group Holding NV	2,936
203,543	e	Television Broadcasts Ltd	732
3,195,424		Time Warner, Inc	292,285
170,760		Time, Inc	3,151
5,300		Toei Animation Co Ltd	516
105,988		Toei Co Ltd	10,683
130,123		Toho Co Ltd	4,504
124,900		Tohokushinsha Film Corp	928
171,200		Tokyo Broadcasting System, Inc	4,267
21,468	*	Townsquare Media, Inc	165
144,196		Tribune Co	6,124
113,016	*	tronc, Inc	1,988
14,000		TV Asahi Corp	281
681,500	e	TV Azteca S.A. de C.V.	121
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,571,806		Twenty-First Century Fox, Inc	$54,274
928,840		Twenty-First Century Fox, Inc (Class B)	31,692
252,556		UBM plc	2,543
15,100	e	Vector, Inc	222
1,185,600		VGI Global Media PCL	238
375,493		VHQ Media Holdings Ltd	2,140
21,120	n	Viacom, Inc	737
1,980,025		Viacom, Inc (Class B)	61,005
47,077	*	Village Roadshow Ltd	143
1,733,600	*,e	Viva China Holdings Ltd	173
531,005		Vivendi Universal S.A.	14,252
3,962,975		Walt Disney Co	426,059
545,732		West Australian Newspapers Holdings Ltd	261
32,812	*,e	WideOpenWest, Inc	347
108,700		Workpoint Entertainment PCL	281
84,939	e	World Wrestling Entertainment, Inc (Class A)	2,597
21,000		Wowow, Inc	617
216,120		WPP AUNZ Ltd	155
2,092,854		WPP plc	37,809
6,513	e	YG Entertainment, Inc	176
215,846	*	Zee Entertainment Enterprises Ltd	277
666,061	*	ZEE Telefilms Ltd	6,064
14,100		Zenrin Co Ltd	474
		TOTAL MEDIA	2,986,800

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
1,059,500	*	3SBio, Inc	2,077
45,009	*,e	AB Science S.A.	450
6,095,473		AbbVie, Inc	589,493
386,200		Abcam plc	5,501
47,540	*,e	Abeona Therapeutics, Inc	754
49,028	*,e	Ablynx NV	1,220
495,831	*,e	Acadia Pharmaceuticals, Inc	14,929
42,182	*,e	Accelerate Diagnostics, Inc	1,105
64,180	*	Acceleron Pharma, Inc	2,724
58,617	*,e	Achaogen, Inc	630
277,318	*	Achillion Pharmaceuticals, Inc	799
188,028	*,e	Aclaris Therapeutics, Inc	4,637
103,079	*	Acorda Therapeutics, Inc	2,211
25,414	*,e	Adamas Pharmaceuticals, Inc	861
267,358		Adcock Ingram Holdings Ltd	1,257
80,961	*,e	Aduro Biotech, Inc	607
78,760	*,e	Advaxis, Inc	224
67,589	*	Aerie Pharmaceuticals, Inc	4,038
124,803	*,e	Agenus, Inc	407
1,330,121		Agilent Technologies, Inc	89,078
74,436	*,e	Agios Pharmaceuticals, Inc	4,256
6,440	*,e	Aileron Therapeutics, Inc	68
59,752	*	Aimmune Therapeutics, Inc	2,260
50,336		Ajanta Pharma Ltd	1,176
36,105	*,e	Akcea Therapeutics, Inc	627
222,203	*	Akebia Therapeutics, Inc	3,304
69,204	*	Akorn, Inc	2,230
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

360,425	*	Alder Biopharmaceuticals, Inc	$4,127
75,804	*	Alembic Pharmaceuticals Ltd	630
1,892,768	*	Alexion Pharmaceuticals, Inc	226,356
3,692	e	ALK-Abello AS	440
102,278	*,e	Alkermes plc	5,598
7,613	*,e	Allena Pharmaceuticals, Inc	77
911,179		Allergan plc	149,051
169,020	*	Alnylam Pharmaceuticals, Inc	21,474
119,324	*,e	AMAG Pharmaceuticals, Inc	1,581
1,787,700		Amgen, Inc	310,881
4,691	*	Amicogen, Inc	209
430,752	*,e	Amicus Therapeutics, Inc	6,199
64,320	*	Amphastar Pharmaceuticals, Inc	1,238
90,864	*,e	AnaptysBio, Inc	9,152
67,060	*,e	Anavex Life Sciences Corp	216
39,061	*	ANI Pharmaceuticals, Inc	2,518
15,829	*,e	Apellis Pharmaceuticals, Inc	344
253,377	*,e	Aphria, Inc	3,769
75,370	*	Aratana Therapeutics, Inc	396
71,925	*	Ardelyx, Inc	475
175,278	*	Arena Pharmaceuticals, Inc	5,954
701,847	*	Array Biopharma, Inc	8,984
111,341		Ascendis Health Ltd	159
72,000		ASKA Pharmaceutical Co Ltd	1,269
1,105,068		Aspen Pharmacare Holdings Ltd	24,770
62,288	*	Assembly Biosciences, Inc	2,819
1,597,552		Astellas Pharma, Inc	20,294
66,199	*,e	Asterias Biotherapeutics, Inc	149
1,458,213		AstraZeneca plc	100,625
861,083	e	AstraZeneca plc (ADR)	29,880
44,610	*,e	Atara Biotherapeutics, Inc	807
11,514	*	ATGen Co Ltd	214
11,387	*,e	Athenex, Inc	181
182,882	*,e	Athersys, Inc	331
44,769	*	Audentes Therapeutics, Inc	1,399
61,536	*,e	Aurinia Pharmaceuticals, Inc	280
325,007		Aurobindo Pharma Ltd	3,498
206,978	*,e	Aurora Cannabis, Inc	1,581
54,364	*	Avexis, Inc	6,016
161,695	*,e	Axovant Sciences Ltd	852
3,532		Bachem Holding AG.	558
6,782	*,e	Basilea Pharmaceutica	528
86,200	*,e	Bavarian Nordic AS	3,109
1,599,921		Bayer AG.	198,811
164,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	222
47,025	*,e	Bellicum Pharmaceuticals, Inc	396
92,443		Biocon Ltd	778
313,321	*,e	BioCryst Pharmaceuticals, Inc	1,538
41,439		Biogaia AB (B Shares)	1,647
635,146	*	Biogen Idec, Inc	202,338
48,696	*,e	Biohaven Pharmaceutical Holding Co Ltd	1,314
579,334	*,n	BioMarin Pharmaceuticals, Inc	51,659
66,615	*	Bio-Rad Laboratories, Inc (Class A)	15,899
21,527	*	Biospecifics Technologies Corp	933
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,969		Biotage AB	$1,044
85,639		Bio-Techne Corp	11,095
5,149		Biotest AG.	135
39,111		Biotest AG. (Preference)	948
146,727	*,e	BioTime, Inc	315
227,655	*	Bioverativ, Inc	12,275
100,549	*	Biovitrum AB	1,374
199,327	*	Bluebird Bio, Inc	35,500
87,487	*	Blueprint Medicines Corp	6,597
11,346		Boiron S.A.	1,019
2,972		Boryung Pharmaceutical Co Ltd	133
5,925,252		Bristol-Myers Squibb Co	363,099
366,619		Bruker BioSciences Corp	12,582
244,761	*	BTG plc	2,520
17,108		Bukwang Pharmaceutical Co Ltd	377
188,278		Cadila Healthcare Ltd	1,279
191,843	*,e	Calithera Biosciences, Inc	1,602
12,191	*,e	Calyxt, Inc	269
152,309	*	Cambrex Corp	7,311
9,311	*	Camurus AB	154
119,819	*,e	Canopy Growth Corp	2,835
11,394		Caplin Point Laboratories Ltd	113
44,433	*,e	Cara Therapeutics Inc	544
1,972		Caregen Co Ltd	158
63,948	*	Cascadian Therapeutics, Inc	237
643,127	*	Catalent, Inc	26,420
132,705	*	Catalyst Pharmaceuticals, Inc	519
4,047	*	Celcuity, Inc	77
2,468,019	*	Celgene Corp	257,562
3,793		Cell Biotech Co Ltd	142
451,352	*,e	Celldex Therapeutics, Inc	1,282
15,444	*	Cellectis S.A.	445
9,991	*	Celltrion Pharm Inc	571
92,901	*,e	Celltrion, Inc	19,163
3,443	*,e	Celyad S.A.	142
123,852	*	Center Laboratories, Inc	203
134,122	*	Charles River Laboratories International, Inc	14,680
102,828	*	ChemoCentryx, Inc	612
85,868	*	Chimerix, Inc	398
10,235,300	*,†,e,m	China Animal Healthcare Ltd	13
1,382,900		China Medical System Holdings Ltd	3,219
6,650,000	*,e	China Regenerative Medicine International Ltd	140
1,962,500		China Resources Pharmaceutical Group Ltd	2,539
643,000		China Shineway Pharmaceutical Group Ltd	600
36,733		Chong Kun Dang Pharm Corp	2,485
26,587		Chong Kun Dang Pharmaceutical Corp	3,434
7,452		Choongwae Pharma Corp	315
475,300		Chugai Pharmaceutical Co Ltd	24,292
601,032	*	Cipla Ltd	5,730
1,660,000	e	CK Life Sciences International Holdings, Inc	127
43,320	*,e	Clearside Biomedical, Inc	303
68,188		Clinigen Group plc	948
282,141	*,e	Clovis Oncology, Inc	19,186
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,184	*	CMG Pharmaceutical Co Ltd	$310
50,300		CMIC Co Ltd	899
963,515	*,e	Coherus Biosciences, Inc	8,479
43,157	*,e	Collegium Pharmaceutical, Inc	797
162,218	*	Concert Pharmaceuticals Inc	4,197
1,557,000	e	Consun Pharmaceutical Group Ltd	1,411
198,114	*,e	Contatus Pharmaceuticals, Inc	915
82,828	*	Corbus Pharmaceuticals Holdings, Inc	588
410,483	*,e	Corcept Therapeutics, Inc	7,413
41,353	*	Corium International, Inc	397
16,558	*,e	Corvus Pharmaceuticals, Inc	172
4,993	e	COSMO Pharmaceuticals NV	750
13,022	*	CrystalGenomics, Inc	289
613,335		CSL Ltd	67,402
10,006,961		CSPC Pharmaceutical Group Ltd	20,160
209,954	*	Curis, Inc	147
202,721	*	Cytokinetics, Inc	1,652
190,736	*	CytomX Therapeutics, Inc	4,026
6,916		Dae Hwa Pharmaceutical Co Ltd	160
90,778		Daewon Pharmaceutical Co Ltd	1,806
328,835		Daewoong Co Ltd	5,931
2,942		Daewoong Pharmaceutical Co Ltd	452
461,952		Daiichi Sankyo Co Ltd	12,012
284,000		Dawnrays Pharmaceutical Holdings Ltd	155
10,163	*,e	DBV Technologies S.A.	510
202,838		Dechra Pharmaceuticals plc	5,723
11,355	*	Deciphera Pharmaceuticals, Inc	257
370,135	*	Depomed, Inc	2,980
67,951	*	Dermira, Inc	1,890
156,002	*	Dishman Carbogen Amcis India Ltd	794
209,411		Divi S Laboratories Ltd	3,604
2,109		Dong-A Pharmaceutical Co Ltd	252
2,924		Dong-A ST Co Ltd	272
24,894		DongKook Pharmaceutical Co Ltd	1,471
7,792	*,e	Dova Pharmaceuticals, Inc	224
96,206		Dr Reddy’s Laboratories Ltd	3,637
397,170	*	Durect Corp	366
175,043	*,e	Dynavax Technologies Corp	3,273
13,928	*,e	Eagle Pharmaceuticals, Inc	744
37,227	*,e	Edge Therapeutics, Inc	349
343,998	*,e	Editas Medicine, Inc	10,571
191,721		Eisai Co Ltd	10,892
1,994,707		Eli Lilly & Co	168,473
144,455	*	Emergent Biosolutions, Inc	6,713
26,455	*	Enanta Pharmaceuticals, Inc	1,552
221,538	*	Endo International plc	1,717
624,870	*	Enzo Biochem, Inc	5,093
83,026	*,e	Epizyme, Inc	1,042
48,700		EPS Co Ltd	1,100
21,524	*	Eris Lifesciences Ltd	268
28,098	*,e	Esperion Thereapeutics, Inc	1,850
16,299		Eurofins Scientific	9,907
211,229	*,e	Evotec AG.	3,398
227,606	*	Exact Sciences Corp	11,958
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

957,502	*	Exelixis, Inc	$29,108
679,560		Faes Farma S.A. (Sigma)	2,395
71,626	*,e	Fate Therapeutics, Inc	438
73,284	*	FDC Ltd	290
249,820	*	FibroGen, Inc	11,841
43,956	*	Five Prime Therapeutics, Inc	964
56,041	*,e	Flexion Therapeutics Inc	1,403
65,070	*	Fluidigm Corp	383
69,482	*,e	Fortress Biotech, Inc	277
23,525	*,e	Foundation Medicine, Inc	1,604
23,800		Fuji Pharma Co Ltd	917
11,789	*	G1 Therapeutics, Inc	234
28,371	*,e	Galapagos NV	2,673
34,795	*	Galenica AG.	1,786
6,904	*	Genexine Co Ltd	470
17,370	*	Genfit	499
34,869	*	Genmab AS	5,783
83,413	*,e	Genocea Biosciences Inc	97
35,257	*	Genomic Health, Inc	1,206
503,400	*	Genomma Lab Internacional S.A. de C.V.	525
268,000	e	Genscript Biotech Corp	683
61,178		Genus plc	2,091
268,529	*,e	Geron Corp	483
19,461		Gerresheimer AG.	1,610
3,111,800		Gilead Sciences, Inc	222,929
2,551,435		GlaxoSmithKline plc	45,184
120,077		Glenmark Pharmaceuticals Ltd	1,118
63,661	*	Global Blood Therapeutics, Inc	2,505
83,000	*,e	GNI Group Ltd	434
220,808	*	Granules India Ltd	475
3,692		Green Cross Corp	779
14,866		Green Cross Holdings Corp	545
287,612		Grifols S.A.	8,410
8	*,m	GW Pharmaceuticals plc	0	^
120,024		H Lundbeck AS	6,087
208,780	*	Halozyme Therapeutics, Inc	4,230
16,822	*	Han All Pharmarceutical Co	383
3,428		Handok Pharmaceuticals Co Ltd	106
13,277	*	Hanmi Holdings Co Ltd	1,374
20,510	*	Hanmi Pharm Co Ltd	11,166
13,946	*,e	Hansa Medical AB	424
7,400	*	HEALIOS KK	127
80,181	*,e	Heron Therapeutics, Inc	1,451
105,905	e	Hikma Pharmaceuticals plc	1,618
25,139		Hisamitsu Pharmaceutical Co, Inc	1,519
383,084	*	Horizon Pharma plc	5,593
2,548,684	*,e,m	Hua Han Bio-Pharmaceutical Holdings Ltd	20
1,496	*	Hugel, Inc	779
3,307		Humedix Co Ltd	133
2,739	*	Huons Co Ltd	229
25,747	*,e	Hutchison China MediTech Ltd	1,943
307,067		Hypermarcas S.A.	3,333
368,415	*,e	Idera Pharmaceuticals, Inc	777
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,321	*	Idorsia Ltd	$3,613
252,610	*	Ignyta, Inc	6,745
54,024		Il Dong Pharmaceutical Co Ltd	1,181
625,393	*	Illumina, Inc	136,642
8,384		Ilyang Pharmaceutical Co Ltd	302
54,708	*,e	Immune Design Corp	213
654,754	*,e	Immunogen, Inc	4,197
173,906	*,e	Immunomedics, Inc	2,810
161,507	*	Impax Laboratories, Inc	2,689
190,604	*	INC Research Holdings, Inc	8,310
437,323	*	Incyte Corp	41,419
815,013	*	Indivior plc	4,476
426,700	*	Indofarma Persero Tbk PT	186
24,284	*,e	Innate Pharma S.A.	138
128,881	*	Innoviva, Inc	1,829
146,222	*,e	Inovio Pharmaceuticals, Inc	604
199,172	*	Insmed, Inc	6,210
44,999	*,e	Insys Therapeutics, Inc	433
29,658	*,e	Intellia Therapeutics, Inc	570
48,307	*,e	Intercept Pharmaceuticals, Inc	2,822
84,449	*	Intersect ENT, Inc	2,736
149,272	*	Intra-Cellular Therapies, Inc	2,161
95,796	*,e	Intrexon Corp	1,104
7,608	*,e	iNtRON Biotechnology, Inc	317
129,146	*,e	Invitae Corp	1,173
219,342	*	Ionis Pharmaceuticals, Inc	11,033
237,609	*	Iovance Biotherapeutics, Inc	1,901
28,034		Ipca Laboratories Ltd	263
302,709		Ipsen	36,029
360,904	*	IQVIA Holdings, Inc	35,333
234,385	*,e	Ironwood Pharmaceuticals, Inc	3,513
10,900	*,e	Japan Tissue Engineering Co Lt	118
483,314	*	Jazz Pharmaceuticals plc	65,078
10,300		JCR Pharmaceuticals Co Ltd	484
2,816	*	Jeil Pharmaceutical Co Ltd	163
8,319,440		Johnson & Johnson	1,162,392
24,276	*,e	Jounce Therapeutics, Inc	310
118,951		Jubilant Organosys Ltd	1,466
146,848	*,e	Juno Therapeutics, Inc	6,712
69,321		JW Holdings Corp	542
56,400		Kaken Pharmaceutical Co Ltd	2,906
22,483	*,e	Kala Pharmaceuticals, Inc	416
56,266	*	Karyopharm Therapeutics, Inc	540
145,540	*,e	Keryx Biopharmaceuticals, Inc	677
45,807	*	Kindred Biosciences Inc	433
17,800		Kissei Pharmaceutical Co Ltd	503
140,255	*	Knight Therapeutics, Inc	927
4,797	e	Kolon Life Science, Inc	472
22,640	*	Komipharm International Co Ltd	808
107,203		Korea United Pharm Inc	3,049
37,508	*,e	Kura Oncology, Inc	574
115,205		Kwang Dong Pharmaceutical Co Ltd	940
59,520		Kyongbo Pharmaceutical Co Ltd	698
25,436		Kyorin Co Ltd	475
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

245,082		Kyowa Hakko Kogyo Co Ltd	$4,718
30,048	*,e	La Jolla Pharmaceutical Co	967
39,521	e	Laboratorios Almirall S.A.	396
49,616	*,e	Lannett Co, Inc	1,151
24,290		Laurus Labs Ltd	207
603,000	e	Lee’s Pharmaceutical Holdings Ltd	529
70,266	*,e	Lexicon Pharmaceuticals, Inc	694
41,433	*	Ligand Pharmaceuticals, Inc (Class B)	5,673
8,200		Linical Co Ltd	117
61,418		Livzon Pharmaceutical Group, Inc	485
491,944		Lonza Group AG.	132,680
34,000	*	Lotus Pharmaceutical Co Ltd	58
53,827	*,e	Loxo Oncology, Inc	4,531
140,067		Luminex Corp	2,759
187,128	*	Lupin Ltd	2,593
736,000	e	Luye Pharma Group Ltd	581
56,707	*	MacroGenics, Inc	1,077
24,189	*,e	Madrigal Pharmaceuticals, Inc	2,220
105,697	*,e	Mallinckrodt plc	2,385
140,549		Marksans Pharma Ltd	88
123,517	*,e	Matinas BioPharma Holdings, Inc	143
821,168	*,e	Mayne Pharma Group Ltd	444
129,694	*,e	Medicines Co	3,546
70,723	*,e	MediciNova, Inc	458
35,672	*	Medpace Holdings, Inc	1,293
19,047	*	MedReleaf Corp	322
3,782		Medy-Tox, Inc	1,713
225,300		Mega Lifesciences PCL	304
70,861	*	Melinta Therapeutics, Inc	1,120
143,635		Merck KGaA	15,417
477,837	e	Merrimack Pharmaceuticals, Inc	4,898
8,037	*,e	Mersana Therapeutics, Inc	132
168,829	*,e	Mesoblast Ltd	192
51,698	*	Mettler-Toledo International, Inc	32,028
246,243	*,e	MiMedx Group, Inc	3,105
128,284	*,e	Minerva Neurosciences, Inc	776
27,888	*,e	Miragen Therapeutics, Inc	291
21,900		Mochida Pharmaceutical Co Ltd	1,674
5,649	*	Molecular Partners AG.	152
254,367	*	Momenta Pharmaceuticals, Inc	3,548
19,736	*,e	Morphosys AG.	1,804
3,378,758	*	Mylan NV	142,955
161,142	*,e	MyoKardia, Inc	6,784
113,781	*	Myriad Genetics, Inc	3,908
21,400	*,e	NanoCarrier Co Ltd	122
35,449	*	NanoString Technologies, Inc	265
55,278	*,e	NantKwest, Inc	248
98,584		Natco Pharma Ltd	1,485
106,802	*	Natera, Inc	960
9,152	*	Naturalendo Tech Co Ltd	199
365,004	*	Nektar Therapeutics	21,798
99,377	*,e	NeoGenomics, Inc	881
80,890	*,e	Neos Therapeutics, Inc	825
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

221,830	*,e	Neurocrine Biosciences, Inc	$17,212
128,609	*,e	NewLink Genetics Corp	1,043
143,350		Nichi-iko Pharmaceutical Co Ltd	2,207
46,800		Nippon Shinyaku Co Ltd	3,481
23,096	*,e	Nordic Nanovector ASA	228
3,698,364		Novartis AG.	311,226
651,004	*,e	Novavax, Inc	807
29,826	*,e	Novelion Therapeutics, Inc	93
4,705,471		Novo Nordisk AS	252,851
58,016	*,e	Nymox Pharmaceutical Corp	191
71,000	*	OBI Pharma, Inc	359
39,236	*,e	Ocular Therapeutix, Inc	175
73,997	*,e	Omeros Corp	1,438
7,393	*,e	Oncocyte Corp	34
78,900	*,e	OncoTherapy Science, Inc	160
315,080		Ono Pharmaceutical Co Ltd	7,329
732,919	*,e	Opko Health, Inc	3,591
9,177	*,e	Optinose, Inc	173
168,832	*,e	Organovo Holdings, Inc	226
84,398		Orion Oyj (Class B)	3,147
232,333	*	Otonomy, Inc	1,289
191,946	e	Otsuka Holdings KK	8,418
12,597	*,e	Ovid therapeutics, Inc	124
184,505	*,e	Pacific Biosciences of California, Inc	487
167,279	*	Pacira Pharmaceuticals, Inc	7,636
2,559,486	*,e	Paion AG.	8,307
74,381	*,e	Paratek Pharmaceuticals, Inc	1,331
345,542	*	PDL BioPharma, Inc	947
46,200	*	PeptiDream, Inc	1,576
3,282	*	Peptron, Inc	202
331,763		PerkinElmer, Inc	24,259
264,338		Perrigo Co plc	23,040
15,290		Pfizer Ltd	494
19,646,198		Pfizer, Inc	711,585
111,452	*	Pharma Mar S.A.	331
2,394		PHARMA RESEARCH PRODUCTS Co Ltd	131
143,472		PharmaEngine Inc	732
91,000	*	PharmaEssentia Corp	437
18,902		Pharmally International Holding Co Ltd	263
157,593		Phibro Animal Health Corp	5,279
247,760	*,e	Pieris Pharmaceuticals, Inc	1,871
119,589	*	Piramal Healthcare Ltd	5,359
185,297	*	Portola Pharmaceuticals, Inc	9,020
219,108	*	PRA Health Sciences, Inc	19,954
160,762	*	Prestige Brands Holdings, Inc	7,139
4,120	e	Probi AB	171
123,282	*,e	Progenics Pharmaceuticals, Inc	734
597,280	*,e	Prometic Life Sciences, Inc	618
27,674	*,e	Protagonist Therapeutics, Inc	576
82,702	*,e	Prothena Corp plc	3,101
16,589,331		PT Kalbe Farma Tbk	2,066
101,344	*	PTC Therapeutics, Inc	1,690
96,565	*,e	Puma Biotechnology, Inc	9,545
467,320		QIAGEN NV	14,454
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

132,674	*	QIAGEN NV	$4,138
21,089	*	Ra Pharmaceuticals, Inc	179
65,743	*,e	Radius Health, Inc	2,089
19,873	*,e	Reata Pharmaceuticals, Inc	563
28,839	e	Recipharm AB	347
111,046		Recordati S.p.A.	4,935
27,373	*	Recro Pharma, Inc	253
149,628	*	Regeneron Pharmaceuticals, Inc	56,254
47,688	*	REGENXBIO, Inc	1,586
65,294	*	Repligen Corp	2,369
549,793	*	Retrophin, Inc	11,584
47,369	*,e	Revance Therapeutics, Inc	1,693
4,052		Reyon Pharmaceutical Co Ltd	81
12,809	*,e	Rhythm Pharmaceuticals, Inc	372
154,031		Richter Gedeon Rt	4,033
245,576	*	Rigel Pharmaceuticals, Inc	953
946,059		Roche Holding AG.	239,216
169,517		Rohto Pharmaceutical Co Ltd	4,508
102,865	*	Sage Therapeutics, Inc	16,943
54,918		Samjin Pharmaceutical Co Ltd	1,839
18,519	*	Samsung Biologics Co Ltd	6,406
11,200	*,e	SanBio Co Ltd	321
695,821	*	Sangamo Biosciences, Inc	11,411
7,679		Sanofi India Ltd	570
1,440,048		Sanofi-Aventis	123,977
379,338		Santen Pharmaceutical Co Ltd	5,941
155,851	*	Sarepta Therapeutics, Inc	8,672
68,400		Sawai Pharmaceutical Co Ltd	3,053
7,045,339	*	Schering-Plough Corp	396,441
49,847	*	Schnell Biopharmaceuticals, Inc	191
160,960		Scinopharm Taiwan Ltd	191
59,083		Searle Co Ltd	168
356,200	*	Seattle Genetics, Inc	19,057
50,805	*	Seegene, Inc	1,590
1,053,500		Seikagaku Corp	15,630
24,543	*,e	Selecta Biosciences, Inc	241
62,456		Sequent Scientific Ltd	96
37,612	*,e	Seres Therapeutics, Inc	381
94,000	*	Shandong Xinhua Pharmaceutical Co Ltd	100
166,800	m	Shanghai Dingli Technology Dev	120
497,751		Shanghai Fosun Pharmaceutical Group Co Ltd	3,195
159,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	94
27,300	e	Shanghai Haohai Biological Technology Co Ltd	131
16,687		Shilpa Medicare Ltd	162
512,179		Shionogi & Co Ltd	27,676
580,962		Shire Ltd	30,106
742		Shire plc (ADR)	115
9,906		Siegfried Holding AG.	3,293
7,433	*,e	Sienna Biopharmaceuticals, Inc	135
3,315,000		Sihuan Pharmaceutical Holdings	1,190
51,646	*,e	SillaJen, Inc	4,505
4,383,205		Sino Biopharmaceutical	7,749
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,686		Sirtex Medical Ltd	$433
11,200	*,e	Sosei Group	1,082
58,204	*	Spark Therapeutics, Inc	2,993
352,180	*	Spectrum Pharmaceuticals, Inc	6,674
8,806	*,e	Spero Therapeutics, Inc	103
4,271,703		SSY Group Ltd	2,630
44,016		ST Pharm Co Ltd	1,357
58,299		Stada Arzneimittel AG.	6,172
2,694	*	Stallergenes Greer plc	125
38,274	*	Stemline Therapeutics, Inc	597
26,857	*	Strides Arcolab Ltd	346
45,365	*,e	Strongbridge Biopharma plc	329
38,584	*,e	Sucampo Pharmaceuticals, Inc (Class A)	693
331,149		Sumitomo Dainippon Pharma Co Ltd	4,902
40,330	*	Sun Pharma Advanced Research Company Ltd	321
792,228		Sun Pharmaceutical Industries Ltd	7,089
84,211	*	Supernus Pharmaceuticals, Inc	3,356
30,912		Suven Life Sciences Ltd	98
46,401	*	Syndax Pharmaceuticals, Inc	406
433,113	*,e	Synergy Pharmaceuticals, Inc	966
27,196		Syngene International Ltd	231
21,004	*,e	Syros Pharmaceuticals, Inc	204
183,799	*	Taigen Biopharmaceuticals Holdings Ltd	134
146,000	*	TaiMed Biologics, Inc	904
15,868		Taisho Pharmaceutical Holdings Co Ltd	1,264
31,200		Takara Bio, Inc	434
1,562,364		Takeda Pharmaceutical Co Ltd	88,457
666,154		Tanabe Seiyaku Co Ltd	13,730
4	*,e	Taro Pharmaceutical Industries Ltd	0	^
24,262		Tecan Group AG.	5,039
80,712	*,e	Teligent, Inc	293
181,774	*,e	TESARO, Inc	15,064
90,927	*	Tetraphase Pharmaceuticals, Inc	573
1,336,572	e	Teva Pharmaceutical Industries Ltd (ADR)	25,328
88,286	*,e	TG Therapeutics, Inc	724
279,780	*,e	TherapeuticsMD, Inc	1,690
71,782	*,e	Theravance Biopharma, Inc	2,002
669,270		Thermo Fisher Scientific, Inc	127,081
1,650,200		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	1,510
29,835	*,e	Tocagen, Inc	306
359,000		Tong Ren Tang Technologies Co Ltd	518
30,100		Torii Pharmaceutical Co Ltd	807
67,968		Towa Pharmaceutical Co Ltd	3,702
124,877	*	Trevena, Inc	200
131,692		Tsumura & Co	4,363
136,917		TTY Biopharm Co Ltd	471
45,000	*	TWi Pharmaceuticals, Inc	127
69,093		UCB S.A.	5,479
78,936	*	Ultragenyx Pharmaceutical, Inc	3,661
50,023		Unichem Laboratories Ltd	259
2,119,500	*,e	United Laboratories Ltd	1,723
60,700	*	United Therapeutics Corp	8,981
339,493	*	Valeant Pharmaceuticals International, Inc	7,076
415,087	*	Vanda Pharmaceuticals, Inc	6,309
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,013	*,e	VBI Vaccines, Inc	$261
379,398	*	Vectura Group plc	603
86,593	*	Veracyte, Inc	565
183,111	*	Versartis, Inc	403
900,736	*	Vertex Pharmaceuticals, Inc	134,984
218,330	e	Vifor Pharma AG.	27,951
2,547	*,e	Virbac S.A.	377
8,744	*,e	ViroMed Co Ltd	1,330
8,273		Vitrolife AB	629
27,809	*,e	Voyager Therapeutics, Inc	462
15,064	*,e	vTv Therapeutics, Inc	91
202,827	*	Waters Corp	39,184
20,761	*,e	WaVe Life Sciences Pte Ltd	729
144,415		Whanin Pharmaceutical Co Ltd	3,001
1,274,000	e	Winteam Pharmaceutical Group Ltd	676
17,667	*	Wockhardt Ltd	257
37,320	*,e	XBiotech, Inc	147
122,384	*	Xencor Inc	2,683
1,013,400		YiChang HEC ChangJiang Pharmaceutical Co Ltd	3,542
8,892		Yuhan Corp	1,817
58,087	*,e	Yungjin Pharmaceutical Co Ltd	476
135,000		YungShin Global Holding Corp	181
16,975	*,e	Zealand Pharma AS	232
90,000		Zeria Pharmaceutical Co Ltd	1,717
212,653	*,e	ZIOPHARM Oncology, Inc	880
1,818,432		Zoetis, Inc	131,000
76,434	*	Zogenix, Inc	3,061
20,947	*,e	Zynerba Pharmaceuticals, Inc	262
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,035,470

REAL ESTATE - 3.5%
18,050,000		8990 Holdings, Inc	2,433
1,435,064		Abacus Property Group	4,602
145,608		Acadia Realty Trust	3,984
919		Activia Properties Inc	3,847
17,217	*	ADLER Real Estate AG.	274
46,124		ADO Properties S.A.	2,335
1,365		Advance Residence Investment Corp	3,355
175,000	*	Aedas Homes SAU	6,425
12,736		Aedifica S.A.	1,203
13,394		Aeon Mall Co Ltd	262
7,994		AEON REIT Investment Corp	8,407
8,528	*	Africa Israel Properties Ltd	210
1,252,000		Agile Property Holdings Ltd	1,894
229,962		Agree Realty Corp	11,829
485,841		AIMS AMP Capital Industrial REIT	494
47,696	*	Airport City Ltd	597
2,977,070		Aldar Properties PJSC	1,783
78,343		Alexander & Baldwin, Inc	2,173
3,504		Alexander’s, Inc	1,387
88,216		Alexandria Real Estate Equities, Inc	11,520
52,420	*	Aliansce Shopping Centers S.A.	285
10,204,246		Allco Commercial Real Estate Investment Trust	11,363
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,149		Allied Properties Real Estate Investment Trust	$942
29,520		Allreal Holding AG.	4,992
215,077		Alony Hetz Properties & Investments Ltd	2,305
403,132		Alstria Office REIT-AG.	6,230
19,689	*,e	Altisource Portfolio Solutions S.A.	551
82,732		Altisource Residential Corp	981
23,673		Altus Group Ltd	695
332,600		Amata Corp PCL (Foreign)	265
263,567		American Assets Trust,Inc	10,079
232,040		American Campus Communities, Inc	9,521
693,571		American Homes 4 Rent	15,148
853,822		American Tower Corp	121,815
262,598		Amot Investments Ltd	1,573
835,900		Ananda Development PCL (FOREIGN)	151
3,535		ANF Immobilier	93
377,535	e	Apartment Investment & Management Co (Class A)	16,502
488,716		Apple Hospitality REIT, Inc	9,584
73,800	e	Ardepro Co Ltd	57
1,434,896		Argosy Property Ltd	1,103
78,439		Armada Hoffler Properties, Inc	1,218
670,441		Arrowhead Properties Ltd (Class A)	355
180,846		Artis Real Estate Investment Trust	2,029
1,249,200		Ascendas Hospitality Trust	803
624,709		Ascendas REIT	1,268
1,826,791		Ascott Residence Trust	1,666
101,805		Ashford Hospitality Prime, Inc	991
135,297		Ashford Hospitality Trust, Inc	911
3,486,160		Asian Property Development PCL (Foreign)	979
2,243,635		Assura Group Ltd	1,936
307,942	*	Attacq Ltd	495
22,253	*	AV Homes, Inc	371
313,954		AvalonBay Communities, Inc	56,013
450,028		Aventus Retail Property Fund Ltd	787
251,934		Aveo Group	525
2,272,000	*,e	AVIC International Holding HK Ltd	137
46,683		Axia Real Estate SOCIMI S.A.	1,032
844,466		Axis Real Estate Investment Trust	313
7,489,815		Ayala Land, Inc	6,682
4,761,352	*,m	AZ BGP Holdings	118
79,409		Azrieli Group	4,438
5,830,400		Bangkokland PCL	320
92,331	*	Barwa Real Estate Co	822
1,564		Bayside Land Corp	779
21,868		Befimmo SCA Sicafi	1,405
4,082,000		Beijing Capital Land Ltd	2,119
482,000		Beijing North Star Co	176
1,320,000	*,e	Beijing Properties Holdings Ltd	55
2,955,777		Beni Stabili S.p.A.	2,734
10,819		Big Shopping Centers Ltd	752
425,019		Big Yellow Group plc	4,990
1,191		BLife Investment Corp	2,830
9,145		Blue Square Real Estate Ltd	382
195,859		Bluerock Residential Growth REIT, Inc	1,980
28,799		Boardwalk REIT	987
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

572,714		Boston Properties, Inc	$74,470
1,260,262		BR Malls Participacoes S.A.	4,837
73,108		BR Properties S.A.	234
2,839	*	Brack Capital Properties NV	327
241,531		Brandywine Realty Trust	4,393
569,311		British Land Co plc	5,302
710,112		Brixmor Property Group, Inc	13,251
687,643		Bunnings Warehouse Property Trust	1,654
104,342		BUWOG AG.	3,596
29,613,014	*	C C Land Holdings Ltd	6,557
181,233		CA Immobilien Anlagen AG.	5,611
730,320		Cache Logistics Trust	467
567,936		Cambridge Industrial Trust	240
455,077		Camden Property Trust	41,894
265,010		Canadian Apartment Properties REIT	7,868
25,346		Canadian Real Estate Investment Trust	934
3,005,948		CapitaCommercial Trust	4,330
508,600		Capital & Counties Properties	2,193
4,098,118		CapitaLand Ltd	10,781
1,093,301		CapitaMall Trust	1,739
573,100		CapitaMalls Malaysia Trust	259
1,171,832		CapitaRetail China Trust	1,419
198,136		CareTrust REIT, Inc	3,321
4,762,500	*,e	Carnival Group International Holdings Ltd	271
254,524		Castellum AB	4,293
112,720		CatchMark Timber Trust Inc	1,480
515,300		Cathay Real Estate Development Co Ltd	285
287,940	e	CBL & Associates Properties, Inc	1,630
901,734	*	CBRE Group, Inc	39,054
1,281,320		CDL Hospitality Trusts	1,619
15,000,000		Cebu Holdings, Inc	1,728
395,046		Cedar Realty Trust, Inc	2,402
38,119		Cedar Woods Properties Ltd	181
506,000	*	Central China Real Estate Ltd	237
1,396,058		Central Pattana PCL (Foreign)	3,623
138,066		Centuria Industrial REIT	274
5,266,636		Champion Real Estate Investment Trust	3,863
1,381,748		Charter Hall Group	6,474
106,399	e	Charter Hall Long Wale REIT	345
93,057		Chatham Lodging Trust	2,118
101,515		Chesapeake Lodging Trust	2,750
4,217,722		Cheuk Nang Holdings Ltd	2,429
3,464,500		China Aoyuan Property Group Ltd	1,896
1,920,000		China Electronics Optics Valley Union Holding Co Ltd	184
4,634,663	*,e	China Evergrande Group	15,913
882,000	*,e	China Logistics Property Holdings Co Ltd	286
4,734,000		China Merchants Land Ltd	870
9,385,021	*	China New Town Development Co Ltd	372
592,000	e	China Overseas Grand Oceans Group Ltd	323
12,117,767		China Overseas Land & Investment Ltd	38,897
880,000		China Overseas Property Holdings Ltd	238
10,263,877		China Resources Land Ltd	30,111
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,050,400		China SCE Property Holdings Ltd	$883
1,822,000		China South City Holdings Ltd	478
2,455,015		China Vanke Co Ltd	9,770
335,500		Chinese Estates Holdings Ltd	540
74,236		Choice Properties REIT	788
106,088		Chong Hong Construction Co	273
16,636,758		CIFI Holdings Group Co Ltd	9,996
117,191		City Developments Ltd	1,090
178,169		City Office REIT, Inc	2,318
318,529	e	Citycon Oyj	825
415,681		Civitas Social Housing plc	636
3,379,230		CK Asset Holdings Ltd	29,457
29,223	e	Clipper Realty, Inc	292
41,905		Cofinimmo	5,518
69,475		Colliers International Group, Inc	4,193
1,092,886		Colony NorthStar, Inc	12,470
170,000	e	Colour Life Services Group	113
443,109		Columbia Property Trust, Inc	10,169
313		Comforia Residential REIT, Inc	669
57,210		Cominar Real Estate Investment Trust	655
29,928		Community Healthcare Trust, Inc	841
596,100		Concentradora Fibra Danhos S.A. de C.V.	928
496,600		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	294
7,260		Consolidated-Tomoka Land Co	461
243,605		CoreCivic, Inc	5,481
19,713	e	CorEnergy Infrastructure Trust, Inc	753
81,801		Coresite Realty	9,317
1,744,436		Corp Inmobiliaria Vesta SAB de C.V.	2,161
197,418		Corporate Office Properties Trust	5,765
4,407,391		Country Garden Holdings Co Ltd	8,373
97,849	*	Countrywide plc	159
1,571,195		Cousins Properties, Inc	14,534
1,425		Crescendo Investment Corp	1,184
66,410		Crombie Real Estate Investment Trust	729
1,986,215		Cromwell Group	1,563
1,079,817		Crown Castle International Corp	119,870
574,000	*,e	Crown International Corp Ltd	105
6,378,943		CSI Properties Ltd	330
20,637		CT Real Estate Investment Trust	238
453,625		CubeSmart	13,119
436,966		CyrusOne, Inc	26,013
23,172	*	D Carnegie & Co AB	345
954		DA Office Investment Corp	5,029
170,400		Daibiru Corp	2,141
22,600		Daikyo, Inc	438
2,595,900		Daiman Development BHD	1,430
65,634		Daito Trust Construction Co Ltd	13,372
323,187		Daiwa House Industry Co Ltd	12,393
1,404,992	*	DAMAC Properties Dubai Co PJSC	1,262
253,219		DCT Industrial Trust, Inc	14,884
1,859,356		DDR Corp	16,660
1,083,112		Delta Property Fund Ltd	573
153,153		Derwent London plc	6,447
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

575,858		Deutsche Annington Immobilien SE	$28,532
37,843		Deutsche Euroshop AG.	1,538
348,997		Deutsche Wohnen AG.	15,222
566,074		Dexus Property Group	4,296
1,174,929	*	Deyaar Development PJSC	157
500,580		DiamondRock Hospitality Co	5,652
27,593		DIC Asset AG.	348
358,873		Digital Realty Trust, Inc	40,876
152,076		Dios Fastigheter AB	1,034
1,000,000		DLF Ltd	4,045
509,374		Dongwon Development Co Ltd	2,370
733,130	*	DoubleDragon Properties Corp	583
203,758		Douglas Emmett, Inc	8,366
492,120		Dream Global REIT	4,784
22,283		Dream Industrial Real Estate Investment Trust	156
24,413		Dream Office Real Estate Investment Trust	430
44,656	*	Dream Unlimited Corp	276
312,834		Duke Realty Corp	8,512
73,329		Easterly Government Properties, Inc	1,565
377,762		Eastern & Oriental BHD	133
57,807		EastGroup Properties, Inc	5,109
718,800	*	Eco World Development Group BHD	245
371,900	*	Eco World International Bhd	95
191,427		Education Realty Trust, Inc	6,685
1,972,410		Emaar Malls Group PJSC	1,144
7,793,594	*	Emaar Properties PJSC	14,740
321,599		Emira Property Fund Ltd	350
2,091,721	*	Emlak Konut Gayrimenkul Yatiri	1,549
2,181,333		Emperor International Holdings	730
274,226		Empire State Realty Trust, Inc	5,630
358,640		Empiric Student Property plc	449
154,901		Entertainment Properties Trust	10,140
331,661		Entra ASA	4,928
171,746		Equinix, Inc	77,839
185,312	*	Equity Commonwealth	5,654
393,496		Equity Lifestyle Properties, Inc	35,029
847,735		Equity Residential	54,060
768,716	*	Eshraq Properties Co PJSC	149
180,457		Essex Property Trust, Inc	43,557
27,628		Eurobank Properties Real Estate Investment Co	305
41,911		Eurocommercial Properties NV	1,826
419,180		Extra Space Storage, Inc	36,657
754,344	*	Ezdan Holding Group QSC	2,546
228,214		Fabege AB	4,863
3,328,000		Fantasia Holdings Group Co Ltd	455
3,652,356		Far East Consortium	2,196
520,100		Far East Hospitality Trust	280
215,812		Farglory Land Development Co Ltd	233
78,407	e	Farmland Partners, Inc	681
121,506	*	Fastighets AB Balder	3,249
210,264		Federal Realty Investment Trust	27,925
2,560,606		Fibra Uno Administracion S.A. de C.V.	3,795
18,000,000		Filinvest Development Corp	2,794
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,302,000		Filinvest Land, Inc	$2,384
498,941		First Capital Realty, Inc	8,224
602,903		First Industrial Realty Trust, Inc	18,973
313,646		First Real Estate Investment Trust	326
55,755		FirstService Corp	3,900
220,609		Folkestone Education Trust	496
54,386		Fonciere Des Regions	6,157
686,342		Forest City Realty Trust, Inc	16,541
20,684	*,e	Forestar Group, Inc	455
549,641		Fortress REIT Ltd	825
711,823	e	Fortress REIT Ltd	2,428
517,351		Four Corners Property Trust, Inc	13,296
199,239		Franklin Street Properties Corp	2,140
4,125,725		Franshion Properties China Ltd	1,813
351,100		Frasers Centrepoint Trust	588
3,544,300		Frasers Logistics & Industrial Trust	3,074
1,015		Frontier Real Estate Investment Corp	3,946
12,593	*	FRP Holdings, Inc	557
477		Fukuoka REIT Corp	712
7,350,000	e	Fullshare Holdings Ltd	3,387
1,090,000		Future Land Development Holdin	684
1,786,821		Gaming and Leisure Properties, Inc	66,112
325,728		Gateway Lifestyle	553
228,985		Gazit Globe Ltd	2,432
21,050		Gazit, Inc	430
1,122,603		GDI Property Group	1,095
30,554		Gecina S.A.	5,642
2,438,000		Gemdale Properties and Investment Corp Ltd	253
211,519		Geo Group, Inc	4,992
129,016		Getty Realty Corp	3,504
1,677,336		GGP, Inc	39,233
47,802		Gladstone Commercial Corp	1,007
1,987,791		Global Logistic Properties	5,009
36,314	e	Global Medical REIT, Inc	298
116,303		Global Net Lease, Inc	2,394
135		Global One Real Estate Investment Corp	479
339,514		Globe Trade Centre S.A.	956
2,211,895	*	Glorious Property Holdings Ltd	212
3,266		GLP J-Reit	3,530
34,511	*	Godrej Properties Ltd	374
45,980		Goldcrest Co Ltd	927
286,100		Golden Land Property Development PCL	72
790,662		Goodman Property Trust	773
164,993		Government Properties Income Trust	3,059
835,692		GPT Group (ASE)	3,324
879,896		Grainger plc	3,439
337,350		Gramercy Property Trust	8,994
78,341		Grand City Properties S.A.	1,844
58,554		Granite REIT	2,294
277,096		Great Eagle Holdings Ltd	1,454
402,609		Great Portland Estates plc	3,736
2,351,911		Green REIT plc	4,388
2,169,000		Greenland Hong Kong Holdings Ltd	860
421,500	e	Greentown China Holdings Ltd	541
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,446		Griffin Land & Nurseries, Inc (Class A)	$53
790,000	*	Ground International Development Ltd	192
122,618	e	Growthpoint Properties Australia Ltd	326
8,916,540		Growthpoint Properties Ltd	19,934
528,100	*	Grupo GICSA S.A. de C.V.	247
394,000	*	Guangdong Land Holdings Ltd	88
1,038,685		Guangzhou R&F Properties Co Ltd	2,335
611,000		Guorui Properties Ltd	182
232,335		H&R Real Estate Investment Trust	3,948
46,915		Hamborner AG.	555
374,328		Hammerson plc	2,762
107,000		Hang Lung Group Ltd	393
4,092,279		Hang Lung Properties Ltd	9,969
315		Hankyu Reit, Inc	364
1,558,467		Hansteen Holdings plc	3,009
1,196,321		HCP, Inc	31,200
1,050		Health Care & Medical Investment Corp	1,001
353,307		Healthcare Realty Trust, Inc	11,348
690,813		Healthcare Trust of America, Inc	20,752
124,400		Heiwa Real Estate Co Ltd	2,238
159,450		Helical Bar plc	732
91,780		Heliopolis Housing	182
639,123		Hemfosa Fastigheter AB	8,564
2,283,540		Henderson Land Development Co Ltd	15,014
165,828		Hersha Hospitality Trust	2,885
236,954		HFF, Inc (Class A)	11,525
28,263,179		Hibernia REIT plc	51,681
821,042		Highwealth Construction Corp	1,165
223,789		Highwoods Properties, Inc	11,393
360,941		Hispania Activos Inmobiliarios SAU	6,799
133,880	e	HKC Holdings Ltd	98
1,680,000		Hongkong Land Holdings Ltd	11,817
410,000		Hopson Development Holdings Ltd	402
440		Hoshino Resorts REIT, Inc	2,136
144,709		Hospitality Properties Trust	4,320
2,061,875		Host Marriott Corp	40,928
169,629	*	Housing Development & Infrastruture Ltd	173
75,331	*	Howard Hughes Corp	9,889
1,000,235		Huaku Development Co Ltd	2,333
72,000		Huang Hsiang Construction Co	73
609,046		Hudson Pacific Properties	20,860
250,533		Hufvudstaden AB (Series A)	4,012
618		Hulic Reit, Inc	899
306,000		Hung Sheng Construction Co Ltd	263
730,000	*,e	Hydoo International Holding Ltd	78
224,452		Hyprop Investments Ltd	2,128
1,660,752		Hysan Development Co Ltd	8,811
34,698		Icade	3,411
140,400	e	Ichigo Holdings Co Ltd	530
738	e	Ichigo Real Estate Investment Corp	506
946,800	*,e	IDU Co	1,057
1,205,100		IGB Real Estate Investment Trust	536
53,700		Iguatemi Empresa de Shopping Centers S.A.	637
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,296,535		Immobiliare Grande Distribuzione	$1,500
658,721	*,†,m	Immofinanz ANSPR NACHB AG.	0
528,193	e	Immofinanz Immobilien Anlagen AG.	1,357
141,569		Independence Realty Trust, Inc	1,428
145,831	*	Indiabulls Real Estate Ltd	509
225		Industrial & Infrastructure Fund Investment Corp	966
367,287		ING Office Fund	1,300
2,771,641		Ingenia Communities Group	5,969
301,501		Inmobiliaria Colonial S.A.	2,993
92,248		InterRent Real Estate Investment Trust	670
603		Intershop Holding AG.	301
7,675		Intervest Offices	207
653,102		Intu Properties plc	2,226
4,072		Invesco Office J-Reit, Inc	3,954
2,038		Investis Holding S.A.	131
843,300	e,h	Investors Cloud Co Ltd	12,464
414,331		Investors Real Estate Trust	2,353
31,172		Invincible Investment Corp	13,266
1,149,415	e	Invitation Homes, Inc	27,092
985,565		IOI Properties Group Sdn BHD	451
325,752		Irish Residential Properties REIT plc	586
530,159		Iron Mountain, Inc	20,003
205,580		Is Gayrimenkul Yatirim Ortakligi AS	74
45,000	e	iShares Dow Jones US Real Estate Index Fund	3,645
115,711	*	iStar Financial, Inc	1,308
728		Japan Excellent, Inc	847
8,325		Japan Hotel REIT Investment Corp	5,586
620		Japan Logistics Fund Inc	1,143
124		Japan Prime Realty Investment Corp	394
642		Japan Real Estate Investment Corp	3,048
1,537	e	Japan Rental Housing Investments, Inc	1,121
2,308		Japan Retail Fund Investment Corp	4,231
170,113		JBG SMITH Properties	5,908
24,860	e	Jernigan Capital, Inc	473
99,821	*	Jerusalem Economy Ltd	276
1,596,750	*,†,m	Jiangsu Future Land Co Ltd	7,709
488,000	*,e	Jiayuan International Group Ltd	453
32,721		Jones Lang LaSalle, Inc	4,873
13,000,000		Joy City Property Ltd	2,093
729,000		K Wah International Holdings Ltd	398
1,373,000	*,e	Kaisa Group Holdings Ltd	772
46,900	*,e	Katitas Co Ltd	1,076
676		Kenedix Realty Investment Corp	3,840
219		Kenedix Residential Investment Corp	636
734		Kenedix Retail REIT Corp	1,516
530,800	e	Kenedix, Inc	3,239
365,949		Kennedy-Wilson Holdings, Inc	6,349
537,517	e	Keppel DC REIT	575
1,447,670		Kerry Properties Ltd	6,503
47,835		Killam Apartment Real Estate Investment Trust	541
260,308		Kilroy Realty Corp	19,432
283,473		Kimco Realty Corp	5,145
228,000		Kindom Construction Co	156
426,702		Kite Realty Group Trust	8,363
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

979,957		Kiwi Property Group Ltd	$976
117,500		KLCC Property Holdings BHD	251
179,793		Klepierre	7,903
1,299,504	e	Klovern AB (B Shares)	1,698
30,267	e	Korea Asset In Trust Co Ltd	209
101,108		Korea Real Estate Investment Trust Co	296
2,722,130		Kowloon Development Co Ltd	2,885
1,699,644		K-REIT Asia	1,601
363,249	*	KSL Holdings BHD	96
161,445		Kungsleden AB	1,171
1,411,930		KWG Property Holding Ltd	1,646
1,607,778		Lai Fung Holdings Ltd	2,696
432,706		Lai Sun Development Co Ltd	737
85,662		Lamar Advertising Co	6,360
28,741	*	Lamda Development S.A.	238
303,473		Land Securities Group plc	4,123
4,898,500		Langham Hospitality Investments Ltd	2,144
67,383		Lar Espana Real Estate Socimi S.A.	717
196,336		LaSalle Hotel Properties	5,511
4,872		LaSalle Logiport REIT	4,985
146,607		LEG Immobilien AG.	16,735
365,548		Lend Lease Corp Ltd	4,647
330,311		Leopalace21 Corp	2,565
369,894		Lexington Realty Trust	3,569
226,838		Liberty Property Trust	9,756
92,672		Life Storage, Inc	8,254
872,497		Link REIT	8,072
4,127,300		Lippo-Mapletree Indonesia Retail Trust	1,234
316,000		Liu Chong Hing Investment	546
947,562		London & Stamford Property plc	2,380
1,495,678		Longfor Properties Co Ltd	3,748
295,300		LPN Development PCL (Foreign)	120
203,495		LSR Group (GDR)	559
184,666		LTC Properties, Inc	8,042
248,853		Macerich Co	16,345
288,951		Mack-Cali Realty Corp	6,230
219,170		Macquarie CountryWide Trust	710
1,236,674		Macquarie Goodman Group	8,103
855,390		Macquarie MEAG Prime REIT	496
1,644,176		Mah Sing Group BHD	589
589,100	e	Manulife US Real Estate Investment Trust	533
35,779	*,†,e,m	Mapeley Ltd	0	^
1,241,682		Mapletree Commercial Trust	1,504
4,502,100		Mapletree Greater China Commercial Trust	4,140
847,399		Mapletree Industrial Trust	1,286
4,606,060		Mapletree Logistics Trust	4,546
98,282	*	Marcus & Millichap, Inc	3,205
838,292		Matrix Concepts Holdings BHD	454
13,583	*	Maui Land & Pineapple Co, Inc	235
40,630	*	Mazaya Qatar Real Estate Development Q.S.C	96
342,598		MedEquities Realty Trust, Inc	3,844
793,374		Medical Properties Trust, Inc	10,933
1,743,725		Medinet Nasr Housing	1,051
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,851,028		Megaworld Corp	$3,499
35,174		Melisron Ltd	1,662
32,011		Mercialys S.A	708
857,545		Merlin Properties Socimi S.A.	11,615
3,482,300		Mexico Real Estate Management S.A. de C.V.	3,675
1,572,922	e	MGM Growth Properties LLC	45,851
4,365		MID Reit, Inc	2,905
299,369		Mid-America Apartment Communities, Inc	30,105
970,929	*	Midland Holdings Ltd	281
832,000		Minmetals Land Ltd	139
1,949,470		Mirvac Group	3,565
1,013,481		Mitsubishi Estate Co Ltd	17,597
991,783		Mitsui Fudosan Co Ltd	22,182
125		Mitsui Fudosan Logistics Park, Inc	397
214,920	*	MKH BHD	87
11,055		Mobimo Holding AG.	2,966
602,000	e	Modern Land China Co Ltd	129
592,527		Monmouth Real Estate Investment Corp (Class A)	10,547
18,206		Morguard Real Estate Investment Trust	200
1,173		Mori Hills REIT Investment Corp	1,418
195		Mori Trust Hotel Reit, Inc	247
887		Mori Trust Sogo Reit, Inc	1,234
77,343		Multiplan Empreendimentos Imobiliarios S.A.	1,653
80,518		National Health Investors, Inc	6,069
121,879		National Retail Properties, Inc	5,257
320,485		National Storage Affiliates Trust	8,736
883,780	e	National Storage REIT	1,056
934,000	e	Neo-China Land Group Holdings Ltd	223
476,849		NEPI Rockcastle plc	8,231
9,561	*	NESCO Ltd	79
144,542		New Senior Investment Group, Inc	1,093
7,480,966		New World Development Co Ltd	11,212
349,886		NewRiver REIT plc	1,580
284,800		Nexity	16,941
79,106		NexPoint Residential Trust, Inc	2,210
270		Nippon Accommodations Fund, Inc	1,114
293		Nippon Building Fund, Inc	1,433
900	e	Nippon Healthcare Investment Corp	1,310
1,694		Nippon ProLogis REIT, Inc	3,583
3,033	e	NIPPON REIT Investment Corp	8,708
412,189		Nomura Real Estate Holdings, Inc	9,209
5,806		Nomura Real Estate Master Fund, Inc	7,209
94,210		NorthStar Realty Europe Corp	1,265
100,960		Northview Apartment Real Estate Investment Trust	2,007
237,687		NorthWest Healthcare Properties Real Estate Investment Trust	2,150
252,959		Norwegian Property ASA	327
11,377		NSI NV	475
545,000		NTT Urban Development Corp	6,295
87,835	*	Oberoi Realty Ltd	661
274,358	e	Omega Healthcare Investors, Inc	7,556
55,951		One Liberty Properties, Inc	1,450
88,500		Open House Co Ltd	4,760
261,900		Origin Property PCL	155
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,444		Orix JREIT, Inc	$6,157
626,000		OUE Hospitality Trust	398
801,523		Outfront Media, Inc	18,595
886,941	*	Palm Hills Developments SAE	197
408,795		Paramount Group, Inc	6,479
294,608		Park Hotels & Resorts, Inc	8,470
760,100	e	Parkway Life Real Estate Investment Trust	1,699
1,103,114		Parque Arauco S.A.	3,418
27,808	*	Patrizia Immobilien AG.	643
547,700		Pavilion Real Estate Investment Trust	218
118,516	e	Pebblebrook Hotel Trust	4,405
114,189	e	Pennsylvania REIT	1,358
488,370	*	Phoenix Mills Ltd	4,797
990,487		Physicians Realty Trust	17,819
393,721		Piedmont Office Realty Trust, Inc	7,721
1,283,600		PLA Administradora Industrial S de RL de C.V.	1,954
446,500		Platinum Group PCL	112
1,298,817	*	Poly Hong Kong Investment Ltd	675
6,766,160		Polytec Asset Holdings Ltd	537
106,893		Potlatch Corp	5,334
6,257,000	e	Powerlong Real Estate Holdings Ltd	3,026
13,686,562		PP Properti Tbk PT	191
1,230,650		Precinct Properties New Zealand Ltd	1,186
385,918		Preferred Apartment Communities, Inc	7,815
797		Premier Investment Co	754
173,583	*	Prestige Estates Projects Ltd	864
639,444	e	Primary Health Properties plc	1,010
736,826		Prince Housing & Development Corp	298
1,822,600		ProLogis Property Mexico S.A. de C.V.	3,153
1,616,889		Prologis, Inc	104,306
749,000		Prosperity REIT	320
41,810		PS Business Parks, Inc	5,230
31,928		PSP Swiss Property AG.	3,027
6,238,900		PT Alam Sutera Realty Tbk	164
22,815,847		PT Bumi Serpong Damai	2,859
21,163,729		PT Ciputra Development Tbk	1,848
39,498,000	*	PT Hanson International Tbk	320
3,558,000		PT Intiland Development Tbk	92
111,421,983		PT Kawasan Industri Jababeka Tbk	2,349
34,830,600		PT Lippo Karawaci Tbk	1,253
14,130,100		PT Modernland Realty Tbk	305
21,371,900		PT Pakuwon Jati Tbk	1,079
14,174,500	*	PT Sentul City Tbk	136
6,437,900		PT Summarecon Agung Tbk	448
250,401		Public Storage, Inc	52,334
1,875,000	*	Puravankara Projects Ltd	4,910
619,077		Pure Industrial Real Estate Trust	3,334
475,666	*,e	Purplebricks Group plc	2,673
247,224		QTS Realty Trust, Inc	13,390
159,441	*	Quality Care Properties, Inc	2,202
15,504,422		Quality House PCL	1,541
431,433	*	Radium Life Tech Co Ltd	184
3,797,948	*	RAK Properties PJSC	732
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

235,266		Ramco-Gershenson Properties	$3,465
283,084		Rayonier, Inc	8,954
29,332		Re/Max Holdings, Inc	1,423
147,817	*	Realia Business S.A.	195
328,279		Realogy Holdings Corp	8,699
180,017		Realty Income Corp	10,265
290,957		Rebosis Property Fund Ltd	232
548,000		Redco Properties Group Ltd	250
838,792		Redefine International plc	415
4,583,957		Redefine Properties Ltd	3,964
67,998	*,e	Redfin Corp	2,130
26,843,000		Regal Real Estate Investment Trust	8,234
531,248		Regency Centers Corp	36,752
386,068		Reit Ltd	1,677
106,600		Relo Holdings, Inc	2,899
9,795,250	*,e	Renhe Commercial Holdings Co Ltd	278
243,817		Resilient REIT Ltd	2,979
532,930		Retail Opportunities Investment Corp	10,632
494,201		Retail Properties of America, Inc	6,642
767,714		Rexford Industrial Realty, Inc	22,387
368,015		RioCan Real Estate Investment Trust	7,132
703,946		RLJ Lodging Trust	15,466
45,898		RMR Group, Inc	2,722
2,502,000		Road King Infrastructure	4,311
1,350,100		Robinsons Land Corp	575
339,000	*,e	Ronshine China Holdings Ltd	377
945,090	*	Ruentex Development Co Ltd	1,013
75,598		Ryman Hospitality Properties	5,218
1,165,491		S.A. Corporate Real Estate Fund Nominees Pty Ltd	453
2,059,473		Sabana Shari’ah Compliant Industrial REIT	608
307,883		Sabra Healthcare REIT, Inc	5,779
612,523		Safestore Holdings plc	4,112
36,594		Safety Income and Growth, Inc	644
900		Samty Residential Investment Corp	732
63,506,077		Sansiri PCL	4,239
34,857		Saul Centers, Inc	2,152
284,725		Savills plc	3,817
206,130	*	SBA Communications Corp	33,673
3,102,900		SC Asset Corp PCL	371
8,505,358		Scentre Group	27,744
852,772		Schroder Real Estate Investment Trust Ltd	697
644,914		Segro plc	5,105
557		Sekisui House Reit, Inc	651
636		Sekisui House SI Residential Investment Corp	635
109,344		Select Income REIT	2,748
33,568		Selvaag Bolig ASA	139
203,458		Senior Housing Properties Trust	3,896
44,601	e	Seritage Growth Properties	1,805
372,333		Shaftesbury plc	5,248
69,100	*	Shanghai Automation Instrumentation Co Ltd	116
311,800		Shanghai Erfangji Co Ltd	179
1,215,487		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,758
3,888,000	*	Shanghai Real Estate Ltd	99
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,000	*,†,m	Shenzhen International Enterprise Co Ltd	$32
6,642,450		Shenzhen Investment Ltd	2,750
132,300		Shenzhen SEG Co Ltd	63
4,804,761		Shimao Property Holdings Ltd	10,423
271,858	*	Shining Building Business Co Ltd	98
114,234		Shoei Co Ltd	1,281
2,200,362		Shopping Centres Australasia Property Group	3,990
32,651,500		Shui On Land Ltd	9,019
1,100		SIA Reit, Inc	2,439
524,000		Siam Future Development PCL	125
1,990,960	*	Sime Darby Property Bhd	876
860,031		Simon Property Group, Inc	147,702
1,518,500	*	Singha Estate PCL	162
1,930,332		Sino Land Co	3,415
1,316,000	*,e	Sinolink Worldwide Holdings Ltd	173
25,671,081		Sino-Ocean Land Holdings Ltd	17,677
142,891		Sinyi Realty Co	187
1,110,980	*	Six of October Development & Investment	1,198
4,390		SK D&D Co Ltd	138
502,000	*	Skyfame Realty Holdings Ltd	263
420,914		SL Green Realty Corp	42,483
8,194,990		SM Prime Holdings	6,156
95,738		Smart Real Estate Investment Trust	2,354
423,892		Sobha Developers Ltd	4,111
2,456,135		Soho China Ltd	1,434
539,800		Soilbuild Business Space REIT	270
52,300		Sonae Sierra Brasil S.A.	400
107,700		SP Setia BHD	106
141,648		Sparkassen Immobilien AG.	2,745
1,559,443		SPH REIT	1,224
3,059,987		Spirit Realty Capital, Inc	26,255
581,000	e	Spring Real Estate Investment Trust	253
357,541		ST Modwen Properties plc	1,959
74,123	*	St. Joe Co	1,338
423,335		STAG Industrial, Inc	11,570
676,756		Standard Life Investment Property Income Trust Ltd	852
5,901		Star Asia Investment Corp	5,871
2,200	e	Starts Proceed Investment Corp	3,212
6,090,347	e	Stockland Trust Group	21,245
700,000	e	StorageVault Canada, Inc	1,465
432,844		STORE Capital Corp	11,271
11,241		Stratus Properties, Inc	334
262,377		Sumitomo Realty & Development Co Ltd	8,611
303,842		Summit Hotel Properties, Inc	4,628
402,450		Sun Communities, Inc	37,339
113,800		Sun Frontier Fudousan Co Ltd	1,292
1,814,334		Sun Hung Kai Properties Ltd	30,207
2,040,522	e	Sunac China Holdings Ltd	8,408
1,260,000	*,e	Suncity Group Holdings Ltd	75
2,227,000		Sunlight Real Estate Investment Trust	1,528
829,340		Sunstone Hotel Investors, Inc	13,709
2,102,600		Suntec Real Estate Investment Trust	3,372
310,070	*	Sunway BHD	44
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,902,647		Sunway BHD	$766
928,500		Sunway Real Estate Investment	436
370,000		Supalai PCL	269
927,693		Swire Pacific Ltd (Class A)	8,583
5,862,226		Swire Properties Ltd	18,908
88,943		Swiss Prime Site AG.	8,216
409,904		TAG Tegernsee Immobilien und Beteiligungs AG.	7,781
447,814	*	Taiwan Land Development Corp	154
376,900		Takara Leben Co Ltd	1,663
1,477		Takara Leben Infrastructure Fu	1,362
614,734		Talaat Moustafa Group	340
258,054	e	Tanger Factory Outlet Centers, Inc	6,841
194,639	e	Taubman Centers, Inc	12,735
203,950		Technopolis plc	1,023
29,922	*	Tejon Ranch Co	621
353,248		Terreno Realty Corp	12,385
257,980		Ticon Industrial Connection PCL (Foreign)	129
82,422		Tier REIT, Inc	1,681
201,563		TLG Immobilien AG.	5,346
92,100		TOC Co Ltd	785
356,000		Tokyo Tatemono Co Ltd	4,798
1,052,367		Tokyu Fudosan Holdings Corp	7,595
665		Tokyu REIT, Inc	826
1,424,500		Tosei Corp	13,866
2,400	e	Tosei Reit Investment Corp	2,281
2,843	*	Transcontinental Realty Investors, Inc	89
83,132	e	Tricon Capital Group, Inc	764
37,921	*,e	Trinity Place Holdings, Inc	264
933,046		Tritax Big Box REIT plc	1,876
166,195,200	*	U City PCL	153
233,219		UDR, Inc	8,984
782,500	*	UEM Land Holdings BHD	201
80,261		UMH Properties, Inc	1,196
99,657		Unibail-Rodamco	25,079
623,872		Unite Group plc	6,781
20,366,919	*	Unitech Ltd	3,056
115,533	*	United Development Co PSC	455
659		United Urban Investment Corp	948
389,900	e	Uniti Group, Inc	6,936
352,300		Univentures PCL	98
20,655		Universal Health Realty Income Trust	1,551
15,000		Unizo Holdings Co Ltd	406
373,885		UOA Development BHD	221
315,415		UOL Group Ltd	2,086
180,316		Urban Edge Properties	4,596
139,587		Urstadt Biddle Properties, Inc (Class A)	3,035
54,725		Vastned Retail NV	2,712
748,074		Ventas, Inc	44,892
699,912		VEREIT, Inc	5,452
6,984,004		Vicinity Centres	14,793
123,145		Victoria Park AB	441
11,908,900		Vista Land & Lifescapes, Inc	1,429
284,312		Viva Energy REIT	501
775,000		Viva Industrial Trust	541
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

354,341		Vornado Realty Trust	$27,702
1,869,850		Vukile Property Fund Ltd	3,136
130,989	e	Wallenstam AB	1,260
32,536		Warehouses De Pauw SCA	3,645
555,424	e	Washington Prime Group, Inc	3,955
136,763		Washington REIT	4,256
576,102		Watkin Jones plc	1,707
103,534		Weingarten Realty Investors	3,403
769,305		Welltower, Inc	49,059
32,167		Wereldhave NV	1,542
1,103,544		Westfield Corp	8,153
2,084,951		Weyerhaeuser Co	73,515
4,251,935		WHA Corp PCL	522
4,070,332		Wharf Holdings Ltd	14,036
2,614,332	*	Wharf Real Estate Investment Co Ltd	17,400
1,307,591		Wheelock & Co Ltd	9,321
66,498	e	Whitestone REIT	958
175,770		Wihlborgs Fastigheter AB	4,201
235,340		Wing Tai Holdings Ltd	401
238,634		Workspace Group plc	3,228
86,560		WP Carey, Inc	5,964
28,198		WPT Industrial Real Estate Investment Trust	359
256,447		Xenia Hotels & Resorts, Inc	5,537
21,800	e	Xinyuan Real Estate Co Ltd (ADR)	148
3,157,818		Yanlord Land Group Ltd	3,818
821,466	e	Yoma Strategic Holdings Ltd	331
481,300		YTL Hospitality REIT	152
811,000		Yuexiu Real Estate Investment Trust	531
31,046,912		Yuexiul Property Co Ltd	5,784
4,679,120		Yuzhou Properties Co	2,494
1,398,000	*	Zhuguang Holdings Group Co Ltd	190
		TOTAL REAL ESTATE	4,443,412

RETAILING - 4.2%
153,560	*	1-800-FLOWERS.COM, Inc (Class A)	1,643
219,842		Aaron’s, Inc	8,761
24,239		ABC-Mart, Inc	1,389
113,800		Abercrombie & Fitch Co (Class A)	1,984
1,015,448	e	Accent Group Ltd	648
68,500		Adastria Holdings Co Ltd	1,384
301,089		Advance Auto Parts, Inc	30,016
50,200		Alpen Co Ltd	1,080
1,264,461	*	Amazon.com, Inc	1,478,749
352,752		American Eagle Outfitters, Inc	6,632
12,282	*	America’s Car-Mart, Inc	548
151,829	*,e	AO World plc	225
22,400		AOKI Holdings, Inc	329
27,441		Aoyama Trading Co Ltd	1,025
6,900		Arata Corp	375
73,300		Arc Land Sakamoto Co Ltd	1,187
10,100	e	Asahi Co Ltd	117
31,768	*	Asbury Automotive Group, Inc	2,033
25,400	e	ASKUL Corp	719
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

315,384	*	ASOS plc	$28,453
10,048	*,e	At Home Group, Inc	305
44,288		Autobacs Seven Co Ltd	849
15,401		AutoCanada, Inc	277
138,341	e	Automotive Holdings Group Ltd	392
146,668	*,e	Autonation, Inc	7,528
133,167	*	AutoZone, Inc	94,731
6,554,838		B&M European Value Retail S.A.	37,405
130,807	*	B2W Companhia Global Do Varejo	808
388,566	*	Barnes & Noble Education, Inc	3,202
423,656		Barnes & Noble, Inc	2,838
1,231,900		Beauty Community PCL (Foreign)	786
1,206,145		Bed Bath & Beyond, Inc	26,523
28,100		Belluna Co Ltd	345
453,160		Berjaya Auto BHD	246
457,947		Best Buy Co, Inc	31,356
58,500		BIC CAMERA, Inc	843
43,375	e	Big 5 Sporting Goods Corp	330
913,400		Big Camera Corp PCL	87
144,671	e	Big Lots, Inc	8,123
195,253		Bilia AB	1,904
899,826	*	boohoo.com plc	2,290
134,038	*	Boot Barn Holdings, Inc	2,226
156,572	*,e	Boozt AB	1,395
537,000	*,†,e,m	Boshiwa International Holding	1	^
50,639	e	Buckle, Inc	1,203
29,586	*	Build-A-Bear Workshop, Inc	272
275,773	*	Burlington Stores, Inc	33,928
159,407		Burson Group Ltd	701
34,847		Byggmax Group AB	233
72,861		Caleres, Inc	2,439
53,351		Camping World Holdings, Inc	2,386
47,118		Canadian Tire Corp Ltd	6,144
149,800		Canon Marketing Japan, Inc	4,043
576,738		Card Factory plc	2,298
1,095,739	*,n	Carmax, Inc	70,270
80,919	*,e	Carvana Co	1,547
12,428	e	Cashbuild Ltd	445
89,112		Cato Corp (Class A)	1,419
217,310		Chico’s FAS, Inc	1,917
29,892		Children’s Place Retail Stores, Inc	4,345
307,000	e	China Animation Characters Co Ltd	118
2,048,000	*	China Beidahuang Industry Group Holdings Ltd	100
506,000	*,e	China Harmony New Energy Auto Holding Ltd	368
3,130,500		China ZhengTong Auto Services Holdings Ltd	3,161
10,000		Chiyoda Co Ltd	268
18,000		Chori Co Ltd	334
197,000		Chow Sang Sang Holding	476
94,700		Cia Hering	731
117,109		Citi Trends, Inc	3,099
2,024		CJ O Shopping Co Ltd	437
23,403		Clas Ohlson AB (B Shares)	321
4,888,000	e	Cogobuy Group	2,588
217,800		Com7 PCL	109
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,935	*,e	Conn’s, Inc	$1,135
247,215	*,e	Container Store Group, Inc	1,172
139,698		Core-Mark Holding Co, Inc	4,412
569,689	*	Ctrip.com International Ltd (ADR)	25,123
575,714		Dah Chong Hong Holdings Ltd	267
346,700		DCM Japan Holdings Co Ltd	3,228
2,267,212	e	Debenhams plc	1,064
73,588		Delek Automotive Systems Ltd	549
114,930		Dick’s Sporting Goods, Inc	3,303
492,286		Dickson Concepts International Ltd	192
15,338		Dieteren S.A.	690
23,585	e	Dillard’s, Inc (Class A)	1,416
783,618		Dollar General Corp	72,884
516,918	*	Dollar Tree, Inc	55,470
183,216		Dollarama, Inc	22,891
78,200		Don Quijote Co Ltd	4,077
11,900		Doshisha Co Ltd	253
268,215		DSW, Inc (Class A)	5,742
24,852	*	Dufry Group	3,689
16,026	*,e	Duluth Holdings, Inc	286
64,998		Dunelm Group plc	606
101,106		Dustin Group AB	1,005
142,883	e	EDION Corp	1,661
186,736		El Puerto de Liverpool SAB de C.V.	1,180
1,080,100	*,e	Esprit Holdings Ltd	577
97,697	*	Europris ASA	397
464,689		Expedia, Inc	55,656
695,719	*	Express Parent LLC	7,062
588,000		Far Eastern Department Stores Co Ltd	296
47,875		Fast Retailing Co Ltd	19,036
67,910	e	Finish Line, Inc (Class A)	987
169,674	*	Five Below, Inc	11,253
781,557	*	Floor & Decor Holdings, Inc	38,046
285,765		Foot Locker, Inc	13,397
193,530		Foschini Ltd	3,087
191,433	*	Francesca’s Holdings Corp	1,399
45,753	*	FTD Cos, Inc	329
12,600		Fuji Co Ltd	271
17,041	*,e	Funko, Inc	113
26,018		Future Lifestyle Fashions Ltd	141
10,835	*,m	Future Retail Ltd	3
17,580	*	Gaia, Inc	218
233,874	e	GameStop Corp (Class A)	4,198
1,362,507		Gap, Inc	46,407
34,217	*	Genesco, Inc	1,112
292,868		Genuine Parts Co	27,825
18,600	e	Geo Holdings Corp	360
2,294,000		Giordano International Ltd	1,219
121,093	*,e	GNC Holdings, Inc	447
224,799	e	Golden Eagle Retail Group Ltd	272
11,005,844	e	GOME Electrical Appliances Holdings Ltd	1,322
67,323		Greencross Ltd	330
79,168		Group 1 Automotive, Inc	5,619
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,945	*	Groupe Fnac	$1,564
2,848,633	*,e	Groupon, Inc	14,528
10,166		GS Home Shopping, Inc	2,062
102,989		Guess?, Inc	1,738
37,900		Gulliver International Co Ltd	268
333		GwangjuShinsegae Co Ltd	71
528,056		Halfords Group plc	2,494
288,625		Hankyu Department Stores, Inc	6,034
958,433	e	Harvey Norman Holdings Ltd	3,108
31,160		Haverty Furniture Cos, Inc	706
24,654	*	Hellenic Duty Free Shops S.A.	562
4,417,037		Hengdeli Holdings Ltd	212
544,952	e	Hennes & Mauritz AB (B Shares)	11,272
68,543	*	Hibbett Sports, Inc	1,398
16,600		Hikari Tsushin, Inc	2,383
4,141,913	n	Home Depot, Inc	785,017
28,444,894		Home Product Center PCL (Foreign)	11,172
6,577		Hornbach Baumarkt AG.	245
146,977		Hostelworld Group PLC	760
254,518		Hotai Motor Co Ltd	3,019
133,438		Hotel Shilla Co Ltd	10,582
77,956		HSN, Inc	3,146
43,495	e	Hudson’s Bay Co	390
34,450		Hyundai Department Store Co Ltd	3,358
3,934		Hyundai Home Shopping Network Corp	443
130,626		Imperial Holdings Ltd	2,760
931,213		Inchcape plc	9,810
1,410,628		Industria De Diseno Textil S.A.	49,050
86,736	*	Infibeam Incorporation Ltd	192
8,748		Interpark INT Corp	76
225,128		Isetan Mitsukoshi Holdings Ltd	2,786
268,000		IT Ltd	114
26,300		Izumi Co Ltd	1,632
444,919		J Front Retailing Co Ltd	8,361
27,924	*,e	J. Jill, Inc	218
72,760		Jardine Cycle & Carriage Ltd	2,209
343,164	e	JB Hi-Fi Ltd	6,654
510,323	*,e	JC Penney Co, Inc	1,613
1,168,791		JD Sports Fashion plc	5,296
693,900	*	JD.com, Inc (ADR)	28,741
8,200	e	Jin Co Ltd	431
92,656		John Menzies plc	851
11,600		Joshin Denki Co Ltd	412
15,500		Joyful Honda Co Ltd	481
83,765		JUMBO S.A.	1,498
38,400	*,e	Jumei International Holding Ltd (ADR)	112
213,799		KappAhl Holding AB	1,186
21,387	e	Keiyo Co Ltd	129
278,231		Kering	130,971
444,929		Kingfisher plc	2,029
5,000	*	Kintetsu Department Store Co Ltd	183
128,428	*	Kirkland’s, Inc	1,537
150,000	e	Kogan.com Ltd	790
430,457		Kohl’s Corp	23,344
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,200		Kohnan Shoji Co Ltd	$1,406
81,900		Komeri Co Ltd	2,365
240,800	e	K’s Holdings Corp	6,163
317,367	e	L Brands, Inc	19,112
22,161	*,e	Lands’ End, Inc	433
16,400	*	Laox Co Ltd	85
4,103,119		Li & Fung Ltd	2,248
168,633	*	Liberty Expedia Holdings, Inc	7,475
1,947,968	*	Liberty Interactive Corp	47,569
426,532	*	Liberty TripAdvisor Holdings, Inc	4,020
162,812	*	Liberty Ventures	8,831
532,500	*	Lifestyle China Group Ltd	164
40,384		Lithia Motors, Inc (Class A)	4,587
14,300		LIXIL VIVA Corp	246
628,340	*	LKQ Corp	25,555
595,394		Lojas Americanas S.A.(Preference)	3,059
972,789		Lojas Renner S.A.	10,399
546,867		Lookers plc	760
63,505		LOTTE Himart Co Ltd	4,087
11,441		Lotte Shopping Co Ltd	2,127
2,207,980		Lowe’s Companies, Inc	205,210
869,000		Luk Fook Holdings International Ltd	3,732
46,435	*,e	Lumber Liquidators, Inc	1,458
393,395		Macy’s, Inc	9,910
49,200		Magazine Luiza S.A.	1,189
43,162		Maisons du Monde S.A.	1,955
724,000	e	Maoye International Holdings Ltd	74
38,247	*	MarineMax, Inc	723
45,590	*	Marisa Lojas S.A.	100
1,672,234	e	Marks & Spencer Group plc	7,095
432,623		Marui Co Ltd	7,908
118,167		Matas A.S.	1,495
20,400		Matsuya Co Ltd	281
13,942	e	Mekonomen AB	254
113,483		Metro AG.	1,713
148,169		Michael Hill International Ltd	142
296,030	*	Michaels Cos, Inc	7,161
15,557	e	Mobilezone Holding AG.	205
29,000		momo.com, Inc	211
53,562	e	Monro Muffler, Inc	3,050
247,655		Mr Price Group Ltd	4,884
76,674	*	Murphy USA, Inc	6,162
471,206	e	Myer Holdings Ltd	243
113,899		N Brown Group plc	416
41,106	*	National Vision Holdings, Inc	1,669
1,106,981	*	NetFlix, Inc	212,496
11,400	*,e	Netshoes Cayman Ltd	90
650,682		New Carphone Warehouse plc	1,746
85,929		Next plc	5,237
27,600		Nishimatsuya Chain Co Ltd	307
53,212		Nitori Co Ltd	7,573
49,200		Nojima Corp	1,175
190,531	e	Nordstrom, Inc	9,027
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,006		NS Shopping Co Ltd	$183
51,183		Nutri/System, Inc	2,692
331,973	*,e	Ocado Ltd	1,773
1,045,566		Office Depot, Inc	3,701
81,870	*	Ollie’s Bargain Outlet Holdings, Inc	4,360
310,751		On the Beach Group plc	1,972
111,147	*	O’Reilly Automotive, Inc	26,735
75,081	*,e	Overstock.com, Inc	4,798
1,197,700		Padini Holdings BHD	1,563
6,400		Pal Co Ltd	201
78,800		Paltac Corp	3,591
68,801	e	Parco Co Ltd	948
792,500	e	Parkson Retail Group Ltd	91
49,790	*,e	Party City Holdco, Inc	695
19,600		PC Depot Corp	150
71,630	*	PC Jeweller Ltd	513
2,442,128		Pendragon plc	940
74,959		Penske Auto Group, Inc	3,587
169,175	e	PetMed Express, Inc	7,697
6,808,000	*	Petrobras Distribuidora S.A.	35,096
255,880	e	Pets at Home Group plc	609
134,476		Pier 1 Imports, Inc	557
1,404,500	e	Pou Sheng International Holdings Ltd	203
520,000	*,e	Powerwell Pacific Holdings Ltd	224
35,701		Poya Co Ltd	447
60,003		Premier Investments Ltd	693
120,697	*	Priceline.com, Inc	209,740
5,060,100		PT ACE Hardware Indonesia Tbk	431
11,223,023		PT Matahari Department Store Tbk	8,245
1,170,900		PT Mitra Adiperkasa Tbk	535
8,228,900		PT Ramayana Lestari Sentosa Tbk	728
455,200		PTG Energy PCL	304
617,723		Rakuten, Inc	5,646
73,874	e	Rent-A-Center, Inc	820
187,363	*,e	RH	16,153
539,196		Ripley Corp S.A.	585
353,500		Robinson PCL	792
714,034		Ross Stores, Inc	57,301
15,900		Ryohin Keikaku Co Ltd	4,949
672,060	e	SA SA International Holdings Ltd	259
1,065,457		SACI Falabella	10,625
152,947	*	Sally Beauty Holdings, Inc	2,869
30,300	e	Sanrio Co Ltd	506
108	*,e	Sears Holdings Corp	0	^
280,000		Senao International Co Ltd	472
16,300	e	Senshukai Co Ltd	94
17,176		Seobu Truck Terminal Co Ltd	210
39,900		Seria Co Ltd	2,401
35,807	*	Shankara Building Products Ltd	998
27,100		Shimachu Co Ltd	778
24,203		Shimamura Co Ltd	2,659
7,395		Shinsegae Co Ltd	2,072
1,694		Shinsegae International Co Ltd	117
80,798		Shoe Carnival, Inc	2,161
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,294	*	Shopper’s Stop Ltd	$108
57,624	*	Shutterfly, Inc	2,867
872,968		Siam Global House PCL	455
239,000		Sichuan Xinhua Winshare Chainstore Co Ltd	190
106,175	e	Signet Jewelers Ltd	6,004
60,521		Sleep Country Canada Holdings, Inc	1,608
301,074	*	Sleep Number Corp	11,317
43,641		Sonic Automotive, Inc (Class A)	805
659,129	*	Sports Direct International plc	3,355
62,793	*,e	Sportsman’s Warehouse Holdings, Inc	415
9,512	*,e	SRP Groupe S.A.	72
314,116		Start Today Co Ltd	9,534
22,383	*,e	Stockmann Oyj Abp (B Share)	117
555,139		Super Cheap Auto Group Ltd	3,565
220,520	*	Super Group Ltd	737
47,818	*	SuperGroup plc	1,276
5,000	h	Syuppin Co Ltd	68
84,712		Tailored Brands, Inc	1,849
215,819		Takashimaya Co Ltd	2,268
56,781		Takkt AG.	1,285
2,698,062		Target Corp	176,049
49,200		Telepark Corp	1,142
7,290,099		Test-Rite International Co	5,607
528,107		Tiffany & Co	54,897
67,471		Tile Shop Holdings, Inc	648
303,149		Tilly’s, Inc	4,474
2,150,746		TJX Companies, Inc	164,446
130,509	e	Tokmanni Group Corp	1,134
4,000	*,e	Tokyo Base Co Ltd	175
11,100	e	Tokyo Derica Co Ltd	137
208,746		Tractor Supply Co	15,604
519,409		Trade Me Ltd	1,782
246,157	*	TripAdvisor, Inc	8,483
649,919	e	Truworths International Ltd	4,962
405,762	*	Ulta Beauty, Inc	90,753
24,459		Uni-Select, Inc	553
16,699		United Arrows Ltd	678
152,952	*	Urban Outfitters, Inc	5,362
210,286		USS Co Ltd	4,447
1,922		Valora Holding AG.	640
3,798,203		Via Varejo S.A.	28,044
356,400	*	Vipshop Holdings Ltd (ADR)	4,177
44,444	*	Vitamin Shoppe, Inc	196
107,100		VT Holdings Co Ltd	533
107,724	*,e	Wayfair, Inc	8,647
71,640	e	Webjet Ltd	581
397,551		WH Smith plc	12,598
192,806	e	Williams-Sonoma, Inc	9,968
4,022		Winmark Corp	520
937,723		Woolworths Holdings Ltd	4,950
95,600		Xebio Co Ltd	1,817
59,876		XXL ASA	620
580,185	e	Yamada Denki Co Ltd	3,195
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

247,000	*,e	Yatra Online, Inc	$1,848
65,500		Yellow Hat Ltd	1,976
33,864	*,e	Yoox S.p.A	1,181
14,800		Yume No Machi Souzou Iinkai Co Ltd	271
99,663	*	Zalando SE	5,255
3,814,523	e	Zhongsheng Group Holdings Ltd	8,668
3,637	*	zooplus AG.	656
216,115	*	Zumiez, Inc	4,501
		TOTAL RETAILING	5,323,580

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
35,256	*	,NV Measuring Instruments Ltd	912
32,374	*,e	Acacia Communications, Inc	1,173
3,005,615		A-DATA Technology Co Ltd	7,097
155,159	*	Advanced Energy Industries, Inc	10,470
7,848,832	*,e,n	Advanced Micro Devices, Inc	80,686
7,834	*	Advanced Process Systems Corp	255
6,371,707		Advanced Semiconductor Engineering, Inc	8,156
700,198		Advanced Semiconductor Engineering, Inc (ADR)	4,537
90,000		Advanced Wireless Semiconductor Co	205
105,300		Advantest Corp	1,943
904,408	*	Aixtron AG.	12,501
230,484	*	Alpha & Omega Semiconductor Ltd	3,771
56,141	*,e	Ambarella, Inc	3,298
286,874	*	Amkor Technology, Inc	2,883
93,029		ams AG.	8,428
485,702		Analog Devices, Inc	43,242
2,600	e	AOI Electronics Co Ltd	134
5,558,498		Applied Materials, Inc	284,150
200,000	*	APS Holdings Corp	1,403
10,223	*	Aquantia Corp	116
234,738		Ardentec Corp	295
30,924		ASM International NV	2,088
650,304		ASM Pacific Technology	9,022
14,884		ASMedia Technology, Inc	181
554,785		ASML Holding NV	96,454
15,000		ASPEED Technology, Inc	362
22,944	*	Atto Co Ltd	169
48,849	*	Axcelis Technologies, Inc	1,402
62,186	*	AXT, Inc	541
182,111		BE Semiconductor Industries NV	15,213
179,000		BOE Varitronix Ltd	118
1,726,568		Broadcom Ltd	443,556
474,798		Brooks Automation, Inc	11,324
101,224		Cabot Microelectronics Corp	9,523
237,011	*	Cavium, Inc	19,869
40,864	*	Ceva, Inc	1,886
572,000		China Electronics Corp Holdings Co Ltd	100
11,538	*,†,e,m	China Energy Savings Technology, Inc	0
403,000		Chipbond Technology Corp	761
165,000		ChipMOS Technologies, Inc	147
232,805	*	Cirrus Logic, Inc	12,073
125,401		Cohu, Inc	2,753
424,727	*	Cree, Inc	15,774
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,634	*,e	CyberOptics Corp	$189
1,001,232	e	Cypress Semiconductor Corp	15,259
26,023		Dainippon Screen Manufacturing Co Ltd	2,116
47,339	*	Dialog Semiconductor plc	1,466
153,554	*	Diodes, Inc	4,402
59,500		Disco Corp	13,188
22,658	*	Dongbu HiTek Co Ltd	253
49,898	*	DSP Group, Inc	624
261,000		Elan Microelectronics Corp	403
84,456		Elite Advanced Laser Corp	366
169,000		Elite Semiconductor Memory Technology, Inc	242
35,746		Elmos Semiconductor AG.	990
47,571		eMemory Technology, Inc	683
312,097		Entegris, Inc	9,503
5,575		Eo Technics Co Ltd	566
633,000	*	Epistar Corp	954
241,167	*	E-Ton Solar Tech Co Ltd	68
9,223		Eugene Technology Co Ltd	181
282,000		Everlight Electronics Co Ltd	425
141,060		Faraday Technology Corp	273
25,100		Ferrotec	509
276,888	*	First Solar, Inc	18,695
211,000		Forhouse Corp	262
475,050	*	Formfactor, Inc	7,435
226,000		Formosa Advanced Technologies Co Ltd	239
32,000		Foxsemicon Integrated Technology, Inc	223
11,641,308	*,e	GCL Poly Energy Holdings Ltd	2,077
16,980	*,e	GemVax & Kael Co Ltd	226
17,686		Giga Solar Materials Corp	148
330,454	*	Gintech Energy Corp	197
57,000		Global Unichip Corp	485
338,000		Globalwafers Co Ltd	4,484
153,100		Globetronics Technology BHD	250
869,000		Greatek Electronics, Inc	1,516
27,544	*	GSI Technology, Inc	219
1,137,300		Hana Microelectronics PCL (Foreign)	1,549
17,032		Hanmi Semiconductor Co Ltd	188
11,366	*	Hansol LCD, Inc	177
122,000		Holtek Semiconductor, Inc	281
779,000		Hua Hong Semiconductor Ltd	1,647
760,935		Hynix Semiconductor, Inc	54,046
8,405	*	Hyundai Robotics Co Ltd	2,991
32,138	*	Ichor Holdings Ltd	791
30,170	*,e	Impinj, Inc	680
852,445		Infineon Technologies AG.	23,216
3,878	*	Innox Advanced Materials Co Ltd	310
336,456	*,e	Inphi Corp	12,314
359,883	*	Integrated Device Technology, Inc	10,699
15,297,245		Intel Corp	706,121
473,636	*,e	IQE plc	876
45,483	*	IXYS Corp	1,089
327,500	*,e	JA Solar Holdings Co Ltd (ADR)	2,443
19,800		Japan Material Co Ltd	716
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,300	*,e	JinkoSolar Holding Co Ltd (ADR)	$3,230
23,562	*	Jusung Engineering Co Ltd	298
49,336	*	KC Tech Co Ltd	982
732,000		King Yuan Electronics Co Ltd	742
181,000		Kinsus Interconnect Technology Corp	329
552,083		Kla-Tencor Corp	58,007
7,291		Koh Young Technology, Inc	562
105,121	*,e	Kopin Corp	336
8,899		L&F Co Ltd	355
572,062		Lam Research Corp	105,299
38,800		Land Mark Optoelectronics Corp	497
46,475,000	*	Landing International Development Ltd	1,841
28,300		Lasertec Corp	711
622,438	*	Lattice Semiconductor Corp	3,598
6,603		LEENO Industrial Inc	355
204,726	*	Lextar Electronics Corp	184
124,048		Lite-On Semiconductor Corp	179
68,941	*,e	MA-COM Technology Solutions	2,243
1,351,000	*	Macronix International	1,996
195,700		Malaysian Pacific Industries BHD	609
2,670	*	Manz Automation AG.	101
2,059,320		Marvell Technology Group Ltd	44,214
593,372		Maxim Integrated Products, Inc	31,021
135,528	*	MaxLinear, Inc	3,581
6,383,894		MediaTek, Inc	62,752
33,200	e	Megachips Corp	991
29,856		Melexis NV	3,019
161,853	*,e	Mellanox Technologies Ltd	10,472
316,133	*,e	Meyer Burger Technology AG.	542
376,399		Microchip Technology, Inc	33,078
2,437,942	*	Micron Technology, Inc	100,248
20,700	e	Micronics Japan Co Ltd	213
863,998	*	Microsemi Corp	44,625
40,400		Mimasu Semiconductor Industry Co Ltd	772
18,200	e	Mitsui High-Tec, Inc	329
152,963		MKS Instruments, Inc	14,455
149,279		Monolithic Power Systems, Inc	16,773
275,118	*	Motech Industries, Inc	207
64,427	*	Nanometrics, Inc	1,606
6,845,000		Nanya Technology Corp	17,423
329,200	*	NEC Electronics Corp	3,818
450,324	*	Neo Solar Power Corp	207
59,281	*,e	NeoPhotonics Corp Ltd	390
75,207	*	Nordic Semiconductor ASA	385
486,752		Novatek Microelectronics Corp Ltd	1,850
2,500		Nuflare Technology, Inc	150
51,000		Nuvoton Technology Corp	109
8,005		NVE Corp	688
1,604,008		NVIDIA Corp	310,376
1,041,912	*,n	NXP Semiconductors NV	121,997
1,411,846	*	ON Semiconductor Corp	29,564
20,440		On-Bright Electronics, Inc	155
149,127		Orise Technology Co Ltd	155
42,401		Parade Technologies Ltd	836
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,112	*,e	PDF Solutions, Inc	$740
115,895		Phison Electronics Corp	1,132
116,593	*	Photronics, Inc	994
75,613		Pixart Imaging, Inc	374
54,421	*	Pixelworks, Inc	344
58,104		Power Integrations, Inc	4,274
578,397		Powertech Technology, Inc	1,703
8,944		PSK, Inc	214
237,254	*	Qorvo, Inc	15,801
3,690,632	n	QUALCOMM, INC	236,274
2,011,000		Radiant Opto-Electronics Corp	4,764
279,726	*	Rambus, Inc	3,978
395,333		Realtek Semiconductor Corp	1,441
1,282,788	*,e	REC Silicon ASA	216
454,391		Rohm Co Ltd	50,056
304,196	*	Rudolph Technologies, Inc	7,270
180,017		Samsung Electronics Co Ltd	427,704
21,139		Samsung Electronics Co Ltd (Preference)	41,166
67,000		Sanken Electric Co Ltd	481
75,000		SDI Corp	216
2,482,047	*,e	Semiconductor Manufacturing International Corp	4,277
310,000	*	Semtech Corp	10,602
24,285		Seoul Semiconductor Co Ltd	631
166,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	147
30,200		Shindengen Electric Manufacturing Co Ltd	2,381
950,000	*,e	Shinkawa Ltd	9,752
423,500		Shinko Electric Industries	3,422
25,000		ShunSin Technology Holding Ltd	117
68,475	*	Sigma Designs, Inc	476
182,000		Sigurd Microelectronics Corp	201
38,934		Silergy Corp	890
144,303	*	Silicon Laboratories, Inc	12,742
6,954		Silicon Works Co Ltd	342
1,740,807		Siliconware Precision Industries Co	2,938
69,961	*	Siltronic AG.	10,114
337,000		Sino-American Silicon Products, Inc	857
180,000		Sitronix Technology Corp	505
463,743		Skyworks Solutions, Inc	44,032
66,204	e	SMA Solar Technology AG.	2,845
10,796	*,e	SMART Global Holdings, Inc	364
10,860	*	SOITEC	775
1,130,839		STMicroelectronics NV	24,668
44,386	*	STS Semiconductor & Telecommunications	97
464,400		Sumco Corp	11,790
107,960	*,e	SunPower Corp	910
898,300		SVI PCL (Foreign)	116
638,000		Taiwan Semiconductor Co Ltd	1,476
34,726,196		Taiwan Semiconductor Manufacturing Co Ltd	265,901
290,702	*	Taiwan Surface Mounting Technology Co Ltd	343
408,136		Teradyne, Inc	17,089
9,355		TES Co Ltd	332
2,031,634		Texas Instruments, Inc	212,184
3,091		Tokai Carbon Korea Co Ltd	221
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

207,540		Tokyo Electron Ltd	$37,438
36,100		Tokyo Seimitsu Co Ltd	1,421
638,550		Topco Scientific Co Ltd	1,730
12,998	e	Toptec Co Ltd	346
211,730	*	Tower Semiconductor Ltd	7,196
1,746,000	*,†,m	Trony Solar Holdings Co Ltd.	2
4,082		U-Blox AG.	803
7,800		UKC Holdings Corp	172
53,899	*	Ultra Clean Holdings	1,245
89,900		Ulvac, Inc	5,638
645,500		Unisem M BHD	582
9,939,871		United Microelectronics Corp	4,720
711,228		Vanguard International Semiconductor Corp	1,575
76,664	*	Veeco Instruments, Inc	1,138
450,347		Versum Materials, Inc	17,046
116,068		Visual Photonics Epitaxy Co Ltd	363
271,000	*	Wafer Works Corp	385
2,256,000		Win Semiconductors Corp	21,321
2,359,832		Winbond Electronics Corp	1,850
17,064	*	WONIK IPS Co Ltd	530
101,490	*,e	Xcerra Corp	994
95,332	*,e	X-Fab Silicon Foundries SE	1,098
580,446		Xilinx, Inc	39,134
109,000	*	XinTec, Inc	300
1,898,000		Xinyi Solar Holdings Ltd	732
82,337		Xperi Corp	2,009
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,660,123

SOFTWARE & SERVICES - 11.4%
48,600	*,e	21Vianet Group, Inc (ADR)	388
84,282	*,e	2U, Inc	5,437
144,200	*	58.COM, Inc (ADR)	10,320
151,740	*	8x8, Inc	2,140
664,992	*	A10 Networks, Inc	5,134
1,814,879		Accenture plc	277,840
203,944	*	ACI Worldwide, Inc	4,623
97,175	*,e	Aconex Ltd	580
2,374,634		Activision Blizzard, Inc	150,362
134,292	*	Actua Corp	2,095
138,372	*	Acxiom Corp	3,814
7,513		Addcn Technology Co Ltd	60
1,239,084	*	Adobe Systems, Inc	217,137
64,736	*	Afterpay Touch Group Ltd	302
1,836,000	*,e	AGTech Holdings Ltd	284
3,998		Ahnlab, Inc	201
226,766	*	Akamai Technologies, Inc	14,749
2,100	*,e	Akatsuki, Inc	123
35,413	*	Alarm.com Holdings, Inc	1,337
58,786	*	Alfa Financial Software Holdings plc	425
2,140,718	*,n	Alibaba Group Holding Ltd (ADR)	369,124
169,350		Alliance Data Systems Corp	42,927
249,787		Alpha Systems, Inc	5,440
872,441	*	Alphabet, Inc (Class A)	919,029
1,042,198	*,n	Alphabet, Inc (Class C)	1,090,556
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,693		Alten	$2,143
41,643	*,e	Alteryx, Inc	1,052
314,501		Altium Ltd	3,251
296,438	e	Altran Technologies S.A.	4,933
482,903		Amadeus IT Holding S.A.	34,751
38,470	*	Amber Road, Inc	282
376,896		Amdocs Ltd	24,679
44,511		American Software, Inc (Class A)	518
98,728	*	Ansys, Inc	14,571
76,309	*	Appfolio, Inc	3,167
90,101	*	Apptio, Inc	2,119
232,759	*	Aspen Technology, Inc	15,409
48,661		Asseco Poland S.A.	614
101,800	e	Ateam, Inc	2,440
87,063	*	Atlassian Corp plc	3,963
146,124		Atos Origin S.A.	21,245
11,637		Aubay	483
1,300,090		Auto Trader Group plc	6,193
213,743	*	Autodesk, Inc	22,407
81,233	*	Autohome, Inc (ADR)	5,253
944,211		Automatic Data Processing, Inc	110,652
22,600	*	AutoWeb, Inc	204
43,957		Aveva Group plc	1,641
4,064		Axway Software S.A.	111
572,781	*	Baidu, Inc (ADR)	134,151
17,200	*,e	Baozun, Inc (ADR)	543
109,929	*	Barracuda Networks, Inc	3,023
387,673	*	Bazaarvoice, Inc	2,113
27,765		Bechtle AG.	2,309
492,000	*	Beijing Beida Jade Bird Universal Sci-Tech Co Ltd	104
28,525	*,e	Benefitfocus, Inc	770
15,800	*,e	Bitauto Holdings Ltd (ADR)	502
392,103	*	Black Knight, Inc	17,311
83,186		Blackbaud, Inc	7,860
94,762	*	Blackhawk Network Holdings, Inc	3,378
197,478	*,e	Blackline, Inc	6,477
77,071	*	Blucora, Inc	1,703
87,115	*,e	Blue Prism Group plc	1,481
653,985		Booz Allen Hamilton Holding Co	24,936
67,676	*	Bottomline Technologies, Inc	2,347
544,892	*	Box, Inc	11,508
273,000	*	Boyaa Interactive International Ltd	113
120,209	*	Brightcove, Inc	853
29,300	e	Broadleaf Co Ltd	272
253,155		Broadridge Financial Solutions, Inc	22,931
54,830	*,e	BroadSoft, Inc	3,010
18,900		Brogent Technologies, Inc	167
562,573		CA, Inc	18,722
146,200		CAC Holdings Corp	1,375
90,676	*	CACI International, Inc (Class A)	12,001
839,909	*	Cadence Design Systems, Inc	35,125
117,539	*	Callidus Software, Inc	3,368
9,737		Cancom SE	808
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

326,562		Cap Gemini S.A.	$38,679
447,886	h	Capcom Co Ltd	14,164
43,008	*	Carbonite, Inc	1,080
75,767	*	Cardtronics plc	1,403
191,347	*	Care.com, Inc	3,452
125,227	*,e	Cars.com, Inc	3,612
754,912		carsales.com Ltd	8,507
21,447		Cass Information Systems, Inc	1,248
40,428	*,e	Catena Media plc	511
54,830		CD Projekt Red S.A.	1,528
298,627		CDK Global, Inc	21,286
220,250	*	CGI Group, Inc	11,967
11,200	*,e	Changyou.com Ltd (ADR)	408
44,200	*	Chanjet Information Technology Co Ltd	63
117,160	*	ChannelAdvisor Corp	1,054
259,188	*	Check Point Software Technologies	26,857
20,900	*,e	Cheetah Mobile, Inc (ADR)	252
35,300	*,e	China Rapid Finance Ltd (ADR)	202
1,314,000	e	Chinasoft International Ltd	871
1,112,813		Cielo S.A.	7,889
160,318	*,e	Cimpress NV	19,219
406,810	*,n	Citrix Systems, Inc	35,799
223,968	*,e	Cloudera, Inc	3,700
1,388,314		Cognizant Technology Solutions Corp (Class A)	98,598
31,900	e	COLOPL, Inc	346
6,166		Com2uSCorp	784
94,462	*	CommerceHub, Inc	1,945
30,846	*,e	CommerceHub, Inc (Series A)	678
429,577	*	Commvault Systems, Inc	22,553
132,323		Computer Modelling Group Ltd	1,011
519,470		Computershare Ltd	6,582
331,755	*	Conduent, Inc	5,361
53,351		Constellation Software, Inc	32,343
337,498		Convergys Corp	7,931
35,000	e	COOKPAD, Inc	188
91,663	*	Cornerstone OnDemand, Inc	3,238
66,747	*	CoStar Group, Inc	19,821
53,582	*	Coupa Software, Inc	1,673
69,800	e	CROOZ, Inc	1,534
114,785		CSG Systems International, Inc	5,030
287,807		CSRA, Inc	8,611
20,457	*,e	CyberArk Software Ltd	847
435,097		Dassault Systemes S.A.	46,198
329,000		Datasonic Group BHD	94
1,202,863	*	Dell Technologies, Inc-VMware Inc	97,769
205,200		Dena Co Ltd	4,224
485,685	*	Descartes Systems Group, Inc	13,809
8,096		Devoteam S.A.	727
171,971	*	DHI Group, Inc	327
17,879	*,e	Digimarc Corp	646
6,000		Digital Arts, Inc	239
464,000	*,e	Digital China Holdings Ltd	315
22,000		Digital Garage, Inc	580
53,400		Dip Corp	1,376
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

293,933	*	Domain Holdings Australia Ltd	$787
5,587		DoubleUGames Co Ltd	270
241,250		DST Systems, Inc	14,974
58,500		DTS Corp	1,903
12,666		DuzonBIzon Co Ltd	393
3,107,212		DXC Technology Co	294,874
4,074,427	*	eBay, Inc	153,769
41,288	e	Ebix, Inc	3,272
25,020		eClerx Services Ltd	614
77,943	*	Econocom Group S.A.	557
97,858	*	EDB Business Partner ASA	387
983,298	*	Electronic Arts, Inc	103,305
58,297	*,e	Ellie Mae, Inc	5,212
144,767		Ementor ASA	2,036
103,220	*	Endurance International Group Holdings, Inc	867
32,070		Enghouse Systems Ltd	1,569
130,000	*,e	Enigmo, Inc	1,268
158,775	*	Envestnet, Inc	7,915
84,356		EOH Holdings Ltd	461
211,005	*	EPAM Systems, Inc	22,668
819,773		Equiniti Group plc	3,158
638,132	*	Etsy, Inc	13,050
166,966	*	Euronet Worldwide, Inc	14,070
29,075	*	Everbridge, Inc	864
218,006	*	Everi Holdings, Inc	1,644
394,416		EVERTEC, Inc	5,384
138,533	*	ExlService Holdings, Inc	8,360
28,700		F@N Communications, Inc	228
7,525,141	*	Facebook, Inc	1,327,886
122,904		Fair Isaac Corp	18,829
152,200	*,e	Fang Holdings Ltd (ADR)	849
2,900	*,e	FFRI, Inc	101
777,274		Fidelity National Information Services, Inc	73,134
213,774	*,e	FireEye, Inc	3,036
245,909	*	First American Corp	11,363
1,041,439	*	First Data Corp	17,402
453,680	*	Fiserv, Inc	59,491
257,358	*	Five9, Inc	6,403
254,222	*	FleetCor Technologies, Inc	48,920
8,384	*,e	ForeScout Technologies, Inc	267
18,535		Formula Systems 1985 Ltd	765
205,300		Forth Smart Service PCL	111
168,591	*	Fortinet, Inc	7,366
97,922		F-Secure Oyj	457
65,000		FUJI SOFT, Inc	2,083
6,255,137		Fujitsu Ltd	44,346
4,200		Fukui Computer Holdings, Inc	120
53,600		Future Architect, Inc	579
9,294	*	GameHi Co Ltd	115
3,044	*,e	Gamevil, Inc	262
195,549	*,e	Gaming Innovation Group, Inc	117
332,063	*	Gartner, Inc	40,894
85,367	e	GB Group plc	502
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,949	*,e	GDS Holdings Ltd (ADR)	$269
593,276		Genpact Ltd	18,831
9,601		GFT Technologies AG.	150
69,230	*	Global Dominion Access S.A.	358
421,318		Global Payments, Inc	42,233
177,726	*	Glu Mobile, Inc	647
72,700	e	GMO internet, Inc	1,234
10,300	e	GMO Payment Gateway, Inc	850
176,604		Gocompare.Com Group plc	255
437,594	*	GoDaddy, Inc	22,002
98,217	*,e	Gogo, Inc	1,108
16,300		Gourmet Navigator, Inc	193
81,250	*,e	Gravity Co Ltd (ADR)	7,678
67,500		Gree, Inc	423
10,907	*,e	Gridsum Holding, Inc (ADR)	100
561,149	*,e,n	GrubHub, Inc	40,291
10,733	*	G-treeBNT Co Ltd	353
53,723	*,e	GTT Communications, Inc	2,522
224,013	*	Guidewire Software, Inc	16,635
271,100	e	GungHo Online Entertainment Inc	744
6,900	*	Gunosy, Inc	209
10,966		Haansoft, Inc	184
195,620		Hackett Group, Inc	3,073
92,936		Hansen Technologies Ltd	286
274,000	e	HC International, Inc	201
746,487		HCL Technologies Ltd	10,415
8,100	e	Hearts United Group Co Ltd	123
59,535		Hexaware Technologies Ltd	317
1,221,000	*	Hi Sun Technology China Ltd	238
179,225	*	Hortonworks, Inc	3,604
58,592	*	HubSpot, Inc	5,180
732,439	*	IAC/InterActiveCorp	89,563
523,000	e	IGG, Inc	562
140,714	*	Imperva, Inc	5,586
76,645	*	Indra Sistemas S.A.	1,048
523,500		Ines Corp	5,421
198,386		Inesa Intelligent Tech, Inc - B	134
88,275		Info Edge India Ltd	1,923
17,700		Infocom Corp	430
1,275,060		Infomart Corp	7,588
74,911	*	Information Services Group, Inc	312
6,700		Information Services International-Dentsu Ltd	151
3,429,554	n	Infosys Technologies Ltd	55,742
6,609	*	Inspired Entertainment, Inc	65
38,359	*	Instructure, Inc	1,270
36,224	*	Internap Corp	569
1,239,612		International Business Machines Corp	190,181
36,000		International Games System Co Ltd	189
17,400		Internet Initiative Japan, Inc	317
45,735	*	InterXion Holding NV	2,695
1,176,469		Intuit, Inc	185,623
69,124		iomart Group plc	364
92,902		Iress Market Technology Ltd	835
28,500	e	Istyle, Inc	222
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

174,330		IT Holdings Corp	$6,071
170,100		Itochu Techno-Science Corp	7,378
81,020	e	j2 Global, Inc	6,079
92,417		Jack Henry & Associates, Inc	10,809
2,300	*,e	JIG-SAW, Inc	105
22,742	*	Just Dial Ltd	186
604,837	*	Just Eat plc	6,362
23,600		Justsystems Corp	448
177,823		Kainos Group plc	815
126,220		Kakaku.com, Inc	2,131
28,359	e	Kakao Corp	3,618
7,100		Kanematsu Electronics Ltd	213
8,032	*	KCP Co Ltd	126
34,826		Keywords Studios plc	750
70,625		Kginicis Co Ltd	1,240
128,730	*	Kinaxis, Inc	7,864
1,244,000	*,e	Kingdee International Software Group Co Ltd	699
860,061	e	Kingsoft Corp Ltd	2,850
19,500	*,e	KLab, Inc	309
159,368		Konami Corp	8,764
8,889	*	Korea Information & Communications Co Ltd	101
514,089		KPIT Cummins Infosystems Ltd	1,456
23,688		KPS AG.	398
52,588		Larsen & Toubro Infotech Ltd	920
24,644	*	Leaf Group Ltd	244
498,640		Leidos Holdings, Inc	32,197
705,000	*	Leyou Technologies Holdings Ltd	160
647,386	*	Limelight Networks, Inc	2,855
36,900	*	LINE Corp	1,507
542,497		Link Administration Holdings Ltd	3,557
81,367		Linx S.A.	525
53,610	*	Liquidity Services, Inc	260
275,698	*	Liveperson, Inc	3,171
194,614		LogMeIn, Inc	22,283
10,369	*	Logo Yazilim Sanayi Ve Ticaret AS.	161
186,400	*	Mail.ru (GDR)	5,351
9,832	*	Majesco	53
135,976	*	Manhattan Associates, Inc	6,736
69,567		Mantech International Corp (Class A)	3,492
118,000	e	Marvelous, Inc	1,086
2,343,848		MasterCard, Inc (Class A)	354,765
65,378	*,e	Match Group, Inc	2,047
70,526		Matrix IT Ltd	886
210,033		MAXIMUS, Inc	15,034
122,614	*	Meet Group, Inc	346
335,689		Micro Focus International plc	11,409
3,720	*	Micro Focus International plc (ADR)	125
21,086,064	n	Microsoft Corp	1,803,702
75,272	*	MicroStrategy, Inc (Class A)	9,883
73,372	*	MINDBODY, Inc	2,234
145,978		MindTree Ltd	1,401
13,500		Miroku Jyoho Service Co Ltd	363
111,105	*	Mitek Systems, Inc	994
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,300		Mitsubishi Research Institute, Inc	$151
134,560	e	Mixi Inc	6,027
362,536	*	MobileIron, Inc	1,414
71,466	*	Model N, Inc	1,126
111,500	*	Momo, Inc (ADR)	2,730
61,575	*	MoneyGram International, Inc	812
1,324,742		Moneysupermarket.com Group plc	6,366
69,122		Monotype Imaging Holdings, Inc	1,666
124,829		Mphasis Ltd	1,417
11,600		MTI Ltd	66
199,059	*,e	MuleSoft, Inc	4,630
1,418,750		My EG Services BHD	782
375,838		MYOB Ltd	1,056
852,000	*,†,e,m	National Agricultural Holdings Ltd	1
23,291		Naver Corp	18,921
196,831		NCC Group plc	622
29,988		NCsoft	12,535
16,400		NEC Networks & System Integration Corp	431
11,926		Nemetschek AG.	1,067
635,200		NET One Systems Co Ltd	9,740
135,000	e	NetDragon Websoft, Inc	374
137,753		Netease.com (ADR)	47,534
106,269		NetEnt AB	732
74,505	*	Nets A.S.	1,960
53,286	*	New Relic, Inc	3,078
447,464	*	Nexon Co Ltd	12,977
177,759	*	NEXTDC Ltd	830
6,922	*	NHN Entertainment Corp	442
113,249		NIC, Inc	1,880
65,544		Nice Systems Ltd	5,989
249,100		Nihon Unisys Ltd	5,172
74,106	*	NIIT Technologies Ltd	749
260,982		Nintendo Co Ltd	93,979
21,200		Nippon System Development Co Ltd	451
88,448		Nomura Research Institute Ltd	4,105
57,200	*,e	NQ Mobile, Inc (ADR)	230
20,900		NS Solutions Corp	571
311,135		NTT Data Corp	3,691
424,288	*	Nuance Communications, Inc	6,937
686,280	*,e	Nutanix, Inc	24,212
6,800		OBIC Business Consultants Ltd	396
51,500		Obic Co Ltd	3,783
33,444	*,e	Okta, Inc	857
388,835		Open Text Corp	13,830
67,844	*,e	Opera Software ASA	217
12,845,715		Oracle Corp	607,345
64,649		Oracle Corp Japan	5,350
45,595		Otsuka Corp	3,492
2,392,602	*,e	Pandora Media, Inc	11,532
70,155		Paradox Interactive AB	798
23,977	*,e	Park City Group, Inc	229
614,031		Paychex, Inc	41,803
86,053	*,e	Paycom Software, Inc	6,913
127,819	*	Paylocity Holding Corp	6,028
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,211,341	*	PayPal Holdings, Inc	$383,659
59,780		PC Home Online	274
263,000		PCA Corp	4,199
165,709		Pegasystems, Inc	7,813
98,423	*	Perficient, Inc	1,877
51,092		Persistent Systems Ltd	575
13,400	*	PFSweb, Inc	100
19,000	*,e	Phoenix New Media Ltd (ADR)	123
893,973		Playtech Ltd	10,375
35,975		POSDATA Co Ltd	280
39,189	*	Presidio, Inc	751
247,248		Progress Software Corp	10,525
1,089,053	*	Proofpoint, Inc	96,719
46,622	*	PROS Holdings, Inc	1,233
296,652	*	PTC, Inc	18,028
54,021	*	Q2 Holdings, Inc	1,991
22,895		QAD, Inc (Class A)	889
158,481	*	Qualys, Inc	9,406
126,052	*	QuinStreet, Inc	1,056
218,416	*	Quotient Technology, Inc	2,566
47,697	*	Rapid7, Inc	890
57,583		REA Group Ltd	3,434
51,153	*	RealNetworks, Inc	175
102,889	*,e	RealPage, Inc	4,558
342,668	*	Red Hat, Inc	41,154
16,404		Reis, Inc	339
11,280	*,e	Renren, Inc (ADR)	117
2,010,000	*	Rentian Technology Holdings Ltd	99
85,865		Reply S.p.A	4,757
21,713		RIB Software AG.	644
213,791		Rightmove plc	12,974
315,461	*	RingCentral, Inc	15,268
36,365	*	Rocket Internet SE	917
49,404	*	Rosetta Stone, Inc	616
313,449	*	Rubicon Project, Inc	586
718,044	e	Sabre Corp	14,720
101,714	e	SafeCharge International Group Ltd	407
1,154,088		Sage Group plc	12,407
33,563		Saipens International Corp NV	386
4,838,819	*,n	salesforce.com, Inc	494,673
28,902		Samsung SDS Co Ltd	5,389
968,378		SAP AG.	108,337
184,172		Science Applications International Corp	14,102
551,866		Scout24 AG.	22,492
1,754,274	*,e	Sea Ltd (ADR)	23,384
15,200	*,e	SecureWorks Corp	135
13,045	*	SendGrid, Inc	313
1,114,352	*	ServiceNow, Inc	145,300
143,216	*	ServiceSource International LLC	443
147,860		Shanghai Baosight Software Co Ltd	223
59,856	*	Shopify, Inc	6,053
30,684	*,e	Shutterstock, Inc	1,320
74,373	*	Silver Spring Networks, Inc	1,208
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,485,000		Silverlake Axis Ltd	$1,078
23,958		SimCorp AS	1,364
144,159	*	Sina Corp	14,461
5,440,000	*	Sino-I Technology Ltd	61
436,600	e	Sinosoft Technology Group Ltd	123
20,200		SMS Co Ltd	635
461,040		Softcat plc	3,237
30,792		Software AG.	1,727
53,540		Soft-World International Corp	126
18,658	*	Sohu.com, Inc	809
15,477	*	Solutions 30 SE	474
303,885		Sonda S.A.	604
172,290		Sophos Group plc	1,327
42,924		Sopra Group S.A.	8,022
224,319	*	Splunk, Inc	18,583
29,926	*	SPS Commerce, Inc	1,454
89,427		Square Enix Co Ltd	4,243
466,881	*,e	Square, Inc	16,187
467,166		SS&C Technologies Holdings, Inc	18,911
34,135	*	Stamps.com, Inc	6,417
139,314	*,e	Starbreeze AB	143
46,900	*	StarTek, Inc	468
30,142		Sumisho Computer Systems Corp	1,387
420,000		SUNeVision Holdings Ltd	319
65,145	e	Switch, Inc	1,185
66,880	*	Sykes Enterprises, Inc	2,103
1,370,836		Symantec Corp	38,466
77,379	*	Synchronoss Technologies, Inc	692
720,762	*	Synopsys, Inc	61,438
190,828	*	Syntel, Inc	4,387
11,100		Systena Corp	354
120,000		Systex Corp	239
67,061	*	Tableau Software, Inc	4,641
11,009	*	Takeaway.com Holding BV	672
647,596	*	Take-Two Interactive Software, Inc	71,093
601,797		Tata Consultancy Services Ltd	25,445
10,452		Tata Elxsi Ltd	160
794,793		Tech Mahindra Ltd	6,277
212,703		Technology One Ltd	820
36,598	*	TechTarget, Inc	509
23,900		Tecmo Koei Holdings Co Ltd	482
82,961	*	TeleNav, Inc	456
24,218		TeleTech Holdings, Inc	975
60,575		Temenos Group AG.	7,752
9,868,514		Tencent Holdings Ltd	510,774
2,211,423	*,e	Teradata Corp	85,051
302,000		Tian GE Interactive Holdings Ltd	238
35,750		Tietoenator Oyj	1,114
555,659		TiVo Corp	8,668
10,500		TKC	383
565,443		Total System Services, Inc	44,721
74,400		Totvus S.A.	670
84,841	*,e	Trade Desk, Inc	3,880
15,100		Trans Cosmos, Inc/Japan	385
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

984,785		Travelport Worldwide Ltd	$12,871
1,006,000		Travelsky Technology Ltd	3,007
129,503	e	Trend Micro, Inc	7,330
122,611	*,e	TrueCar, Inc	1,373
16,157	*,e	Tucows, Inc	1,132
107,356	*,e	Twilio, Inc	2,534
1,948,765	*	Twitter, Inc	46,790
72,910	*	Tyler Technologies, Inc	12,909
144,106	*	Ubisoft Entertainment	11,072
56,357	*	Ultimate Software Group, Inc	12,299
138,558	*,e	Unisys Corp	1,129
143,522		United Internet AG.	9,834
21,000	e	UNITED, Inc	683
24,310	*	Upland Software, Inc	527
505,235	*,m	Vakrangee Ltd	3,320
505,235		Vakrangee Ltd	3,320
297,060	*,e	Vantiv, Inc	21,849
119,984	*	Varonis Systems, Inc	5,825
140,293	*	Vasco Data Security International	1,950
130,021	*	Verint Systems, Inc	5,441
169,964	*,e	VeriSign, Inc	19,451
17,841	*,e	Veritone, Inc	414
86,367	*,e	VirnetX Holding Corp	320
45,374	*	Virtusa Corp	2,000
7,267,111		Visa, Inc (Class A)	828,596
367,070	*,e	VMware, Inc (Class A)	46,001
64,610	*	Website Pros, Inc	1,409
10,268	*	Webzen, Inc	375
214,256	*,e	Weibo Corp (ADR)	22,167
5,956		WeMade Entertainment Co Ltd	280
989,658		Western Union Co	18,813
72,063	*	WEX, Inc	10,177
1,545,933		Wipro Ltd	7,581
169,366		Wirecard AG.	18,824
283,124		Wisetech Global Ltd	3,126
37,254	*	Wix.com Ltd	2,144
117,692	*	Workday, Inc	11,974
121,854	*	Workiva, Inc	2,608
31,588	*	Worldline S.A.	1,541
1,509,457		Worldpay Group plc	8,662
51,871	*	Xero Ltd	1,155
7,067		XING AG.	2,271
148,051	*	XO Group, Inc	2,733
16,700	*,e	Xunlei Ltd (ADR)	257
8,300,000		Xurpas, Inc	926
1,178,938		Yahoo! Japan Corp	5,401
361,196	*	Yelp, Inc	15,156
40,181	*,e	Yext, Inc	483
7,854	e	Yirendai Ltd (ADR)	345
196,500	*	YY, Inc (ADR)	22,216
312,332	*	Zendesk, Inc	10,569
7,138		Zensar Technologies Ltd	100
22,400	*	ZIGExN Co Ltd	179
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,189	*	Zillow Group, Inc	$4,734
216,022	*,e	Zillow Group, Inc (Class C)	8,840
232,635	*	Zix Corp	1,019
1,194,400		ZPG plc	5,331
5,275,333	*	Zynga, Inc	21,101
		TOTAL SOFTWARE & SERVICES	14,473,119

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
182,134	*,e	3D Systems Corp	1,574
732,422		AAC Technologies Holdings, Inc	12,963
72,188	*	accesso Technology Group plc	1,913
2,469,292		Accton Technology Corp	8,752
12,608,762		Acer, Inc	10,208
92,492		Adlink Technology, Inc	199
158,206		Adtran, Inc	3,061
28,800	*,e	ADVA AG. Optical Networking	207
27,000		Advanced Ceramic X Corp	361
300,932		Advantech Co Ltd	2,126
213,788	*	Aerohive Networks, Inc	1,246
28,005	*	Agilysys, Inc	344
22,700		Ai Holdings Corp	547
22,444	*,e	Akoustis Technologies, Inc	140
182,400		Alpha Networks, Inc	145
145,500		Alps Electric Co Ltd	4,139
12,537		ALSO Holding AG.	1,724
38,000		Amano Corp	991
500,105		Amphenol Corp (Class A)	43,909
780,314	*	Anixter International, Inc	59,304
83,600		Anritsu Corp	941
2,796,000	*,†,e,m	Anxin-China Holdings Ltd	4
15,562,681	n	Apple, Inc	2,633,672
30,646	*,e	Applied Optoelectronics, Inc	1,159
87,000		Arcadyan Technology Corp	151
165,263	*	Arista Networks, Inc	38,933
592,793	*	ARRIS International plc	15,229
183,651	*	Arrow Electronics, Inc	14,767
85,044		Ascom Holding AG.	2,195
144,000		Asia Optical Co, Inc	461
5,205,464		Asia Vital Components Co Ltd	5,668
1,727,044		Asustek Computer, Inc	16,221
60,000		Aten International Co Ltd	169
48,036,893		AU Optronics Corp	19,964
166,800		Aurora Corp	483
43,596		Austria Technologie & Systemtechnik AG.	1,225
60,644	*	Avid Technology, Inc	327
162,841	*	Avigilon Corp	2,732
369,389		Avnet, Inc	14,635
79,263		AVX Corp	1,371
47,703		Badger Meter, Inc	2,280
16,367		Barco NV	1,748
844		Basler AG.	198
17,103		Bel Fuse, Inc (Class B)	431
73,601		Belden CDT, Inc	5,680
182,578	*	Benchmark Electronics, Inc	5,313
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,408,000		Benq Corp	$8,791
16,090	*	BH Co Ltd	409
3,916,000		Big Media Group Ltd	120
510,191	*	Blackberry Ltd (New)	5,699
369,959		Brother Industries Ltd	9,093
653,000	e	BYD Electronic International Co Ltd	1,416
59,656	*	CalAmp Corp	1,278
648,406		CalComp Electronics Thailand PCL	59
111,042	*	Calix, Inc	661
260,000	*,e	Camsing International Holding Ltd	219
73,900		Canon Electronics, Inc	1,613
1,021,782		Canon, Inc	38,070
85,000		Casetek Holdings Ltd	291
546,857		Catcher Technology Co Ltd	5,992
194,000		Catic Shenzhen Holdings Ltd	200
506,655		CDW Corp	35,207
255,456	*	Celestica, Inc	2,679
37,000		Chaun-Choung Technology Corp	122
251,602		Cheng Uei Precision Industry Co Ltd	421
684,452		Chicony Electronics Co Ltd	1,720
97,000		Chilisin Electronics Corp	320
339,663	*	Chimei Materials Technology Corp	138
1,414,000	e	China Aerospace International Holdings Ltd	170
1,232,000	e	China All Access Holdings Ltd	353
489,600	*,†,m	China Fiber Optic Network System Group Ltd	1	^
3,488,000	*,e	China Innovationpay Group Ltd	192
207,000		Chin-Poon Industrial Co	403
234,840		Chroma ATE, Inc	1,274
11,000		Chunghwa Precision Test Tech Co Ltd	421
1,890,199	*	Ciena Corp	39,562
19,674,429	n	Cisco Systems, Inc	753,531
566,654		Citizen Watch Co Ltd	4,150
23,353	*,e	Clearfield, Inc	286
310,393		Clevo Co	302
1,212,394	*	CMC Magnetics Corp	173
30,400		CMK Corp	275
605,520		Cognex Corp	37,034
71,594	*	Coherent, Inc	20,205
899,089	e	Comba Telecom Systems Holdings Ltd	172
4,996		Comet Holding AG.	785
944,748	*	CommScope Holding Co, Inc	35,740
3,356,688		Compal Electronics, Inc	2,399
3,630,000		Compeq Manufacturing Co	4,652
39,524		Comtech Telecommunications Corp	874
24,250		Concraft Holding Co Ltd	289
172,482	*	Control4 Corp	5,133
2,615,399	*,†,e,m	Coolpad Group Ltd	181
971,000		Coretronic Corp	1,113
1,342,458		Corning, Inc	42,945
76,000	*	Co-Tech Development Corp	103
68,104	*	Cray, Inc	1,648
51,662		CTS Corp	1,330
63,411		Daeduck Electronics Co	584
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,080		Daeduck GDS Co Ltd	$258
83,000		Daiwabo Co Ltd	3,406
61,485		Daktronics, Inc	561
42,938		Datalogic S.p.A.	1,585
126,240	*	DataTec Ltd	583
368,400		Delta Electronics Thai PCL	828
1,669,988		Delta Electronics, Inc	8,023
7,000		Denki Kogyo Co Ltd	198
29,400		Dexerials Corp	379
126,112	e	Diebold, Inc	2,062
100,199	*	Digi International, Inc	957
149,633		Dolby Laboratories, Inc (Class A)	9,277
209,600		Eastern Communications Co Ltd	136
27,830	*,e	Eastman Kodak Co	86
115,981	*	EchoStar Corp (Class A)	6,947
40,000	*	Egis Technology, Inc	304
11,571		Eizo Nanao Corp	544
52,400		Elecom Co Ltd	1,206
250,429	*	Electro Scientific Industries, Inc	5,367
1,603,634		Electrocomponents plc	13,537
79,104	*	Electronics for Imaging, Inc	2,336
38,600		Elematec Corp	887
174,654		Elite Material Co Ltd	593
211,390	*	Elitegroup Computer Systems Co Ltd	141
45,224	*	EMCORE Corp	292
28,822		Ennoconn Corp	434
5,800		Enplas Corp	240
32,936	*	ePlus, Inc	2,477
2,320,881		Ericsson (LM) (B Shares)	15,317
57,188		Evertz Technologies Ltd	828
23,416		EVS Broadcast Equipment S.A.	821
3,729,766	*	Extreme Networks, Inc	46,697
271,888	*	F5 Networks, Inc	35,677
60,409	*	Fabrinet	1,734
61,191	*	FARO Technologies, Inc	2,876
1,923,000		FIH Mobile Ltd	586
191,214	*,e	Fingerprint Cards AB	369
588,721	*	Finisar Corp	11,980
141,672		Firich Enterprises Co Ltd	198
330,736	*,e	Fitbit, Inc	1,889
192,339		FLEXium Interconnect, Inc	686
1,466,550	*	Flextronics International Ltd	26,383
596,276		Flir Systems, Inc	27,798
75,310		Flytech Technology Co Ltd	207
4,332,868		Foxconn Technology Co Ltd	12,350
867,963		Fujifilm Holdings Corp	35,417
80,000		Fujitsu Frontech Ltd	1,413
52,817		Gemalto NV	3,128
167,000		General Interface Solution Holding Ltd	1,107
38,000	*	Genius Electronic Optical Co Ltd	342
2,472,000		Getac Technology Corp	3,667
5,845,000		Gigabyte Technology Co Ltd	10,575
3,710		Green Cross Cell Corp	169
274,083		Halma plc	4,657
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,700		Hamamatsu Photonics KK	$6,497
26,249,330		HannStar Display Corp	8,760
168,160	*,e	Harmonic, Inc	706
172,806		Harris Corp	24,478
2,506,274		Hewlett Packard Enterprise Co	35,990
39,851		Hexagon AB (B Shares)	1,999
541,799	*	High Tech Computer Corp	1,331
45,100		Hirose Electric Co Ltd	6,585
729,479		Hitachi High-Technologies Corp	30,660
22,267		Hitachi Kokusai Electric, Inc	613
18,769,249		Hitachi Ltd	145,616
311,300		Hitachi Maxell Ltd	6,627
20,700		Hochiki Corp	445
280,270		Holystone Enterprise Co Ltd	1,055
17,281	*	Homecast Co Ltd	235
30,473,287		Hon Hai Precision Industry Co, Ltd	96,892
41,895		Horiba Ltd	2,522
540,100		Hosiden Corp	7,946
2,266,477		HP, Inc	47,619
487,600		Ibiden Co Ltd	7,278
7,600		Icom, Inc	178
137,476		ICP Electronics, Inc	181
279,756	*,e	IDEX ASA	176
105,944	*	II-VI, Inc	4,974
11,670		Iljin Materials Co Ltd	417
52,746	*,e	Immersion Corp	372
885,080		Inari Amertron BHD	742
4,796		Inficon Holding AG.	2,989
591,427	*,e	Infinera Corp	3,744
94,194		Ingenico	10,060
7,529,219		InnoLux Display Corp	3,125
287,717	*	Insight Enterprises, Inc	11,017
184,073		InterDigital, Inc	14,017
7,394	*	Interflex Co Ltd	309
50,729	*	Intevac, Inc	347
2,086,535		Inventec Co Ltd	1,661
46,120	*	IPG Photonics Corp	9,876
30,600		Iriso Electronics Co Ltd	1,827
1,979		Isra Vision AG.	504
38,700		ITC Networks Corp	804
697,357		ITEQ Corp	1,527
39,466	*	Iteris, Inc	275
255,057	*	Itron, Inc	17,395
29,239		Ituran Location and Control Ltd	1,000
287,235		Jabil Circuit, Inc	7,540
120,000		Japan Aviation Electronics Industry Ltd	2,023
11,300	e	Japan Cash Machine Co Ltd	114
236,500	*,e	Japan Display, Inc	477
125,864		Jenoptik AG.	4,146
2,849,125		Ju Teng International Holdings Ltd	928
2,105,194		Juniper Networks, Inc	59,998
30,700		Kaga Electronics Co Ltd	839
9,282		Kapsch TrafficCom AG.	556
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,400		KCE Electronics PCL	$163
323,672	*	Kemet Corp	4,874
27,400		Keyence Corp	15,306
404,617	*	Keysight Technologies, Inc	16,832
48,440	*	Kimball Electronics, Inc	884
1,065,000		Kingboard Chemical Holdings Ltd	5,745
1,190,500		Kingboard Laminates Holdings Ltd	1,852
16,411		Kingpak Technology, Inc	152
153,547	*	Knowles Corp	2,251
105,400		Koa Corp	2,171
899,425	e	Konica Minolta Holdings, Inc	8,630
192,328	e	Kudelski S.A.	2,374
31,552	*	KVH Industries, Inc	327
311,110		Kyocera Corp	20,311
520,195		Laird Group plc	966
16,452	*	Landis&Gyr Group AG.	1,308
126,666		Largan Precision Co Ltd	17,003
414		LEM Holding S.A.	702
6,630,753	e	Lenovo Group Ltd	3,734
10,887		LG Innotek Co Ltd	1,460
193,695		LG.Philips LCD Co Ltd	5,391
1,772,825		Lite-On Technology Corp	2,411
52,083		Littelfuse, Inc	10,303
358,214		Logitech International S.A.	12,067
38,000		Lotes Co Ltd	257
1,748,199	*,e	Lumentum Holdings, Inc	85,487
216,900		Macnica Fuji Electronics Holdings, Inc	4,722
123,300		Marubun Corp	1,266
16,400		Maruwa Co Ltd	1,094
69,295	*,e	Maxwell Technologies, Inc	399
21,500		Mcj Co Ltd	225
1,380,000	*,e	Meitu, Inc	1,915
4,800		Melco Holdings, Inc	165
106,076		Merry Electronics Co Ltd	689
5,735	e	Mesa Laboratories, Inc	713
236,434		Methode Electronics, Inc	9,481
280,675	e	Micronic Laser Systems AB	2,909
575,000		Micro-Star International Co Ltd	1,476
161,592	*,e	Microvision, Inc	263
2,917,082		Mitac Holdings Corp	3,492
414,350		Motorola, Inc	37,432
30,364	e	MTS Systems Corp	1,631
181,645		Murata Manufacturing Co Ltd	24,320
153,000		Nan Ya Printed Circuit Board Corp	134
108,000		Nanjing Panda Electronics	65
23,842	*	Napco Security Technologies, Inc	209
340,131		National Instruments Corp	14,160
225,412	*	NCR Corp	7,662
166,927		NEC Corp	4,497
88,178		Neopost S.A.	2,539
767,201		NetApp, Inc	42,442
65,487	*	Netgear, Inc	3,847
146,020	*	Netscout Systems, Inc	4,446
38,126		Nichicon Corp	497
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,500		Nippon Ceramic Co Ltd	$1,064
37,700		Nippon Chemi-Con Corp	1,166
53,804		Nippon Electric Glass Co Ltd	2,048
31,600		Nippon Signal Co Ltd	336
20,260		Nissha Printing Co Ltd	588
12,100	e	Nohmi Bosai Ltd	220
2,204,500		Nokia Corp	10,273
5,339,376		Nokia Oyj (Turquoise)	24,947
87,205	*	Novanta, Inc	4,360
1,653,492	*,e	Oclaro, Inc	11,145
165,400		Oki Electric Industry Co Ltd	2,315
647,356		Omron Corp	38,504
229,000	*,e	O-Net Communications Group	146
10,100		Optex Co Ltd	531
68,007	*	Orbotech Ltd	3,417
102,100		Osaki Electric Co Ltd	736
31,352	*	OSI Systems, Inc	2,018
71,199		Oxford Instruments plc	818
96,060	*	Palo Alto Networks, Inc	13,923
245,224		Pan-International Industrial	208
36,122		Park Electrochemical Corp	710
12,206	*,e	Parrot S.A.	129
25,887		Partron Co Ltd	228
2,126,000	e	PAX Global Technology Ltd	952
39,344	e	PC Connection, Inc	1,031
21,191	*	PC Mall, Inc	210
1,673,917		Pegatron Technology Corp	4,033
149,036		Plantronics, Inc	7,508
58,318	*	Plexus Corp	3,541
24,176		Posiflex Technology, Inc	111
1,576,000		Primax Electronics Ltd	4,165
503,000		Prime View International Co Ltd	806
1,171,635	*	Pure Storage, Inc	18,582
2,239,338		Quanta Computer, Inc	4,658
36,733	*,e	Quantenna Communications, Inc	448
52,339	*	Quantum Corp	295
70,887	*,e	Radisys Corp	71
32,426	*	Radware Ltd	629
496,727		Redington India Ltd	1,359
155,855		Renishaw plc	10,936
159,142	*	Ribbon Communications, Inc	1,230
143,033		Ricoh Co Ltd	1,325
9,879	*,†,m	RICOH INDIA Ltd	22
12,300		Riken Keiki Co Ltd	283
14,300		Riso Kagaku Corp	272
1,116,062	*	Ritek Corp	174
56,488	*	Rogers Corp	9,147
8,200		Roland DG Corp	220
16,600		Ryosan Co Ltd	637
55,900		Ryoyo Electro Corp	1,022
28,851		S&T AG.	620
309,500		Samart Corp PCL	111
43,956		Samsung Electro-Mechanics Co Ltd	4,098
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

118,738		Samsung SDI Co Ltd	$22,637
242,052	*	Sanmina Corp	7,988
102,249	*	Scansource, Inc	3,661
4,225	e	Seagate Technology, Inc	177
66,700		Seiko Epson Corp	1,570
897,000		Sercomm Corp	2,547
158,692		SFA Engineering Corp	5,744
131,976		Shimadzu Corp	2,994
74,519	*	Sierra Wireless, Inc	1,524
9,200	e	Siix Corp	394
2,900		Silicom Ltd	203
111,600		Simplo Technology Co Ltd	623
143,123		Sinbon Electronics Co Ltd	414
3,273		Sindoh Co Ltd	194
70,603		Smart Metering Systems plc	834
32,000		SMK Corp	180
87,551		Spectris plc	2,931
40,494	*,m	Sterlite Power Transmission Ltd	71
61,481	*	Sterlite Technologies Ltd	281
83,332	*,e	Stratasys Ltd	1,663
1,296,000		Sunny Optical Technology Group Co Ltd	16,456
67,973	*	Super Micro Computer, Inc	1,422
4,201,000		Supreme Electronics Co Ltd	4,204
58,071	*	Synaptics, Inc	2,319
184,201		SYNNEX Corp	25,042
1,130,238		Synnex Technology International Corp	1,537
156,376		Systemax, Inc	5,203
404,359		Taiwan PCB Techvest Co Ltd	431
129,000		Taiwan Union Technology Corp	363
210,903		Taiyo Yuden Co Ltd	3,265
153,690		TDK Corp	12,214
1,027,399		TE Connectivity Ltd	97,644
135,360	*	Tech Data Corp	13,261
22,033	*	Tejas Networks Ltd	136
34,606	*	TELCON, Inc	482
75,179	e	Telit Communications plc	152
109,495		Test Research, Inc	165
18,950	*	Texcell-NetCom Co Ltd	217
46,000		Thinking Electronic Industrial Co Ltd	130
53,763	*,e	Tobii AB	232
94,625		Tong Hsing Electronic Industries Ltd	427
2,130,000	e	Tongda Group Holdings Ltd	543
63,600		Topcon Corp	1,371
440,000		Toshiba TEC Corp	2,768
208,000	*	TPK Holding Co Ltd	580
678,000		Tpv Technology Ltd	92
109,000		Transcend Information, Inc	302
816,165	*	Trimble Navigation Ltd	33,169
1,407,832		Tripod Technology Corp	4,387
1,084,000	e	Truly International Holdings	468
15,800		TSC Auto ID Technology Co Ltd	121
158,005	*	TTM Technologies, Inc	2,476
170,039		TXC Corp	227
38,240	*,e	Ubiquiti Networks, Inc	2,716
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

843,883		Unimicron Technology Corp	$460
167,960		Universal Display Corp	28,998
81,731	*	USA Technologies, Inc	797
2,600	e	V Technology Co Ltd	419
855,195		Venture Corp Ltd	13,056
194,851	*	VeriFone Systems, Inc	3,451
91,622	*,e	Viasat, Inc	6,858
397,305	*	Viavi Solutions, Inc	3,472
231,875		Vishay Intertechnology, Inc	4,811
73,028	*	Vishay Precision Group, Inc	1,837
3,197,000		VS Industry Bhd	2,378
1,388,800		VST Holdings Ltd	857
327,400		Vtech Holdings Ltd	4,282
101,200	e	Wacom Co Ltd	547
2,796,000		Wah Lee Industrial Corp	5,235
201,872		Walsin Technology Corp	710
3,146,000	e	Wasion Group Holdings Ltd	1,534
1,009,117		Western Digital Corp	80,255
29,267		Wincor Nixdorf AG.	2,558
190,500	*,†,b,m	Wintek Corp	0	^
2,123,548		Wistron Corp	1,702
168,055		Wistron NeWeb Corp	482
4,952,000		World Wide Touch Technology Ho	411
1,323,732		WPG Holdings Co Ltd	1,748
1,639,744		WT Microelectronics Co Ltd	2,491
3,277,433		Xerox Corp	95,537
184,000	*	XI’an Haitiantian Holdings Co Ltd	183
15,750	*,†,m	Ya Hsin Industrial Co Ltd	0
144,000		Yageo Corp	1,701
73,793		Yamatake Corp	3,196
203,000		Yangtze Optical Fibre and Cable Joint Stock Ltd	929
67,938		Yaskawa Electric Corp	2,977
58,284		Yokogawa Electric Corp	1,113
179,511	*	Zebra Technologies Corp (Class A)	18,633
401,405		Zhen Ding Technology Holding Ltd	879
183,000		Zinwell Corp	194
620,138	*,e	ZTE Corp	2,318
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,101,253

TELECOMMUNICATION SERVICES - 2.1%
8,206	*	012 Smile.Communications Ltd	150
2,572,889		Advanced Info Service PCL (Foreign)	15,079
114,606		AFK Sistema (GDR)	479
41,435,184		America Movil S.A. de C.V. (Series L)	35,719
243,750		APT Satellite Holdings Ltd	106
1,284,836	*	Asia Pacific Telecom Co Ltd	430
15,706,643		AT&T, Inc	610,674
18,802		ATN International, Inc	1,039
509,400	*,e	Axtel SAB de C.V.	98
739,900		BCE, Inc	35,541
647,546		Bezeq Israeli Telecommunication Corp Ltd	979
1,987,604	*	Bharti Airtel Ltd	16,460
893,230		Bharti Infratel Ltd	5,286
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

373,955	*	Boingo Wireless, Inc	$8,414
7,550,969		BT Group plc	27,700
33,381	*	Cellcom Israel Ltd	344
98,701		Cellnex Telecom SAU	2,525
2,003,200		CenturyLink, Inc	33,413
2,309,371		China Communications Services Corp Ltd	1,545
6,610,499		China Mobile Hong Kong Ltd	66,846
48,436,457		China Telecom Corp Ltd	22,974
6,013,681	*	China Unicom Ltd	8,130
1,331,630		Chorus Ltd	3,958
3,236,988		Chunghwa Telecom Co Ltd	11,514
158,287	*	Cincinnati Bell, Inc	3,300
8,582,000		Citic 1616 Holdings Ltd	2,271
71,889		Cogent Communications Group, Inc	3,257
182,693		Com Hem Holding AB	2,793
110,417		Consolidated Communications Holdings, Inc	1,346
4,893,846		Deutsche Telekom AG.	86,506
2,640,939		Digi.Com BHD	3,327
10,502		Digital Multimedia Technologies S.p.A.	674
124,151		DNA Oyj	2,331
83,155		Drillisch AG.	6,858
112,056		Elisa Oyj (Series A)	4,395
3,252,721		Emirates Telecommunications Group Co PJSC	15,499
148,380		Empresa Nacional de Telecomunicaciones S.A.	1,667
219,937		Euskaltel S.A.	1,794
1,392,236		Far EasTone Telecommunications Co Ltd	3,439
2,220,613		France Telecom S.A.	38,485
145,062		Freenet AG.	5,352
138,416	e	Frontier Communications Corp	936
45,288	*	General Communication, Inc (Class A)	1,767
1,329,315	*,e	Globalstar, Inc	1,741
25,571		Globe Telecom, Inc	973
9,943	*	Hawaiian Telcom Holdco, Inc	307
218,121		Hellenic Telecommunications Organization S.A.	3,010
1,634,763	*	Himachal Futuristic Communications	731
1,731,000		HKBN Ltd	2,189
2,878,127		HKT Trust and HKT Ltd	3,669
854,651		Hutchison Telecommunications Hong Kong Holdings Ltd	343
1,466,123	*	Idea Cellular Ltd	2,484
35,872		IDT Corp (Class B)	380
53,885		Iliad S.A.	12,912
162,620		Infrastrutture Wireless Italiane S.p.A	1,207
728,477		Inmarsat plc	4,819
129,873	*,e	Intelsat S.A.	440
143,183	*,e	Iridium Communications, Inc	1,690
1,500,400		Jasmine International PCL	327
740,792		Kcom Group plc	908
1,013,452		KDDI Corp	25,174
4,323,874		Koninklijke KPN NV	15,096
22,788		KT Corp	644
222,725	*,†,e,m	Let’s GOWEX S.A.	13
1,241,499		Magyar Telekom	2,194
5,549,790		Maxis BHD	8,237
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,925		MegaFon OAO (GDR)	$166
49,110		Millicom International Cellular S.A.	3,317
935,818		Mobile TeleSystems (ADR)	9,536
802,409	e	MobileOne Ltd	1,068
61,548		Mobistar S.A.	1,291
1,808,885		MTN Group Ltd	19,971
460,031		Netia S.A.	710
2,284,600	*	NetLink NBN Trust	1,426
1,110,533		Nippon Telegraph & Telephone Corp	52,211
2,883,445		NTT DoCoMo, Inc	68,176
47,043	*,e	Ooma, Inc	562
165,030	*	Ooredoo QSC	4,125
1,919,444	*	Orascom Telecom Holding SAE	801
118,572	*	Orbcomm, Inc	1,207
75,415	*	Partner Communications	471
8,363,842		PCCW Ltd	4,854
17,698	*	pdvWireless, Inc	568
86,165	*	PLAY Communications S.A.	836
148,712		PLDT, Inc	4,411
119,520		Proximus plc	3,922
2,472,111	*	PT Excelcomindo Pratama	539
646,900		PT Link Net Tbk	262
43,011,524		PT Telekomunikasi Indonesia Persero Tbk	14,077
611,495	*	Reliance Communication Ventures Ltd	346
1,068,893		Rogers Communications, Inc (Class B)	54,465
49,325		Rostelecom (ADR)	322
185,902	*	Sejong Telecom, Inc	107
80,094		Shenandoah Telecom Co	2,707
14,845,663		Singapore Telecommunications Ltd	39,580
97,340		SK Telecom Co Ltd	24,277
409,377		SmarTone Telecommunications Holding Ltd	494
1,004,366		Softbank Corp	79,516
143,725		SpeedCast International Ltd	599
35,129		Spok Holdings, Inc	550
1,985,371	*,e	Sprint Corp	11,694
681,740		StarHub Ltd	1,451
16,537	*	Straight Path Communications, Inc	3,006
165,595		Sunrise Communications Group AG.	15,112
34,350		Swisscom AG.	18,266
1,405,942		Taiwan Mobile Co Ltd	5,079
324,279	e	TalkTalk Telecom Group plc	665
42,913		Tata Communications Ltd	458
636,440		TDC AS	3,911
1,443,816		Tele2 AB (B Shares)	17,745
1,285,616		Telecom Corp of New Zealand Ltd	3,307
1,229,724		Telecom Egypt	936
17,598,735		Telecom Italia RSP	12,484
1,219,796	*	Telecom Italia S.p.A.	1,053
801,699		Telefonica Brasil S.A.	11,754
121,559		Telefonica Deutschland Holding AG.	608
133,470		Telefonica O2 Czech Republic AS	1,733
4,109,423		Telefonica S.A.	40,016
228,480		Telekom Austria AG.	2,119
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

552,783		Telekom Malaysia BHD	$861
559,256	*	Telekomunikacja Polska S.A.	929
1,252,320		Telenor ASA	26,808
673,562		Telephone & Data Systems, Inc	18,725
833,801	*	Telesites SAB de C.V.	635
2,151,025		TeliaSonera AB	9,588
226,193		Telkom S.A. Ltd	880
6,837,752		Telstra Corp Ltd	19,329
192,689		TELUS Corp	7,300
177,300		Thaicom PCL	68
1,803,484		Tim Participacoes S.A.	7,124
240,720		Time dotCom BHD	541
2,338,483		TM International BHD	3,166
1,329,342	*	T-Mobile US, Inc	84,427
1,790,383		Tower Bersama Infrastructure	846
265,563	e	TPG Telecom Ltd	1,359
8,480,416	*	True Corp PCL	1,609
3,645,201	*	Turk Telekomunikasyon AS	6,184
6,739,536		Turkcell Iletisim Hizmet AS	27,480
31,508	*	US Cellular Corp	1,186
10,188,257		Verizon Communications, Inc	539,265
561,478		Vocus Communications Ltd	1,324
594,003		Vodacom Group Pty Ltd	6,966
49,376,578		Vodafone Group plc	156,079
179,160		Vodafone Group plc (ADR)	5,715
218,747	*	Vodafone Qatar	479
1,243,828	*	Vonage Holdings Corp	12,650
378,287	e	Windstream Holdings, Inc	700
522,663	*	Zayo Group Holdings, Inc	19,234
		TOTAL TELECOMMUNICATION SERVICES	2,695,212

TRANSPORTATION - 2.4%
746,765		Abertis Infraestructuras S.A. (Continuous)	16,615
27,412		Aegean Airlines S.A.	270
78,804		Aena S.A.	15,948
10,000		Aeroflot PJSC (ADR)	119
7,630		Aeroporto Guglielmo Marconi Di Bologna S.p.A	147
38,963		Aeroports de Paris	7,409
7,812,318	*	Air Arabia PJSC	2,638
57,317	*	Air Canada	1,180
1,225,225		Air China Ltd	1,484
323,211	*	Air France-KLM	5,250
1,802,701		Air New Zealand Ltd	4,075
100,400	*	Air Transport Services Group, Inc	2,323
9,204,758		AirAsia BHD	7,619
1,515,625	*	AirAsia X BHD	124
4,277,200		Airports of Thailand PCL	8,906
374,559		Alaska Air Group, Inc	27,534
1,032,976	*,e	ALD S.A.	16,007
237,345		All Nippon Airways Co Ltd	9,901
26,477		Allcargo Logistics Ltd	86
22,015		Allegiant Travel Co	3,407
11,837		Amerco, Inc	4,473
1,134,604		American Airlines Group, Inc	59,033
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

634,771	*,†,m	AMR Corporation	$6
280,000	e	Anhui Expressway Co	233
4,481		AP Moller - Maersk AS (Class A)	7,466
5,283		AP Moller - Maersk AS (Class B)	9,208
72,546		Arkansas Best Corp	2,594
73,358	*	Asiana Airlines	310
40,258	*	Atlas Air Worldwide Holdings, Inc	2,361
646,943		Auckland International Airport Ltd	2,970
125,534		Autostrada Torino-Milano S.p.A.	3,645
480,022		Autostrade S.p.A.	15,133
834,592		Avianca Holdings S.A.	825
213,818	*,e	Avis Budget Group, Inc	9,382
605,700		Bangkok Airways Co Ltd	318
135,150		Bangkok Aviation Fuel Services PCL	194
7,445,753		Bangkok Expressway & Metro PCL	1,759
657,943		BBA Aviation plc	3,101
1,556,097		Beijing Capital International Airport Co Ltd	2,346
330,600		Blue Bird Tbk PT	84
6,733		Blue Dart Express Ltd	480
653,740		Bollore	3,546
297,569		bpost S.A.	9,056
6,633,327		BTS Group Holdings PCL (Foreign)	1,689
913,405		Canadian National Railway Co	75,318
253,229		Canadian Pacific Railway Ltd (Toronto)	46,266
476,000	*,e	CAR, Inc	417
212,660	*,e	Cathay Pacific Airways Ltd	330
657,100		Cebu Air, Inc	1,316
122,969		Central Japan Railway Co	22,007
486,730		CH Robinson Worldwide, Inc	43,363
1,249,335	*	China Airlines	488
1,126,591		China Merchants Holdings International Co Ltd	2,943
1,345,500		China Southern Airlines Co Ltd	1,390
673,311		Chorus Aviation, Inc	5,169
174,000		Chu Kong Shipping Development	46
1,211,799		Cia de Concessoes Rodoviarias	5,902
94,775		Cia de Distribucion Integral Logista Holdings SAU	2,180
1,514,210		ComfortDelgro Corp Ltd	2,237
9,563,637	*	Compania SudAmericana de Vapores S.A.	516
41,301		Container Corp Of India Ltd	893
418,100	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	334
185,673		Copa Holdings S.A. (Class A)	24,891
93,563	*	Cosan Logistica S.A.	262
384,000		Cosco International Holdings Ltd	149
1,634,949		COSCO Pacific Ltd	1,701
234,267		Costamare, Inc	1,352
40,685	*	Covenant Transportation Group, Inc	1,169
2,030,948	n	CSX Corp	111,722
81,346		CTT-Correios de Portugal S.A.	342
15,249	*	D/S Norden	286
430,209		Dart Group plc	3,953
40,797	*,e	Daseke, Inc	583
457,075		Dazhong Transportation Group Co Ltd	303
1,852,249		Delta Air Lines, Inc	103,726
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,004,008		Deutsche Lufthansa AG.	$36,871
1,654,973		Deutsche Post AG.	78,667
113,955		Dfds A.S.	6,086
153,099		DP World Ltd	3,827
986,991		DSV AS	77,662
66,023	*	Eagle Bulk Shipping, Inc	296
509,050		East Japan Railway Co	49,642
255,627		easyJet plc	5,053
193,646	*	Echo Global Logistics, Inc	5,422
144,800		EcoRodovias Infraestrutura e Logistica S.A.	537
15,300	*,e	eHi Car Services Ltd (ADR)	177
1,989,264		El Al Israel Airlines	826
593,193		Enav S.p.A	3,210
53,480		Europcar Groupe S.A.	658
458,401		Eva Airways Corp	244
246,000		Evergreen International Storage & Transport Corp	117
1,325,582	*	Evergreen Marine Corp Tawain Ltd	726
4,223	e	Exchange Income Corp	120
205,646		Expeditors International of Washington, Inc	13,303
1,222,545		FedEx Corp	305,074
484,953		Finnair Oyj	7,460
840,147	*	Firstgroup plc	1,250
45,958		Flughafen Zuerich AG.	10,504
126,061		Forward Air Corp	7,241
169,932		Fraport AG. Frankfurt Airport Services Worldwide	18,665
269,379		Freightways Ltd	1,464
19,000		Fukuyama Transporting Co Ltd	717
99,453		Gateway Distriparks Ltd	367
981,600		GD Express Carrier Bhd	146
75,139	*,e	Genco Shipping & Trading Ltd	1,001
126,852	*	Genesee & Wyoming, Inc (Class A)	9,987
19,158		GLOVIS Co Ltd	2,435
103,317		Go-Ahead Group plc	2,077
68,000	*	Gol Linhas Aereas Inteligentes S.A.	299
109,298	*,e	Golden Ocean Group Ltd	891
298,363	*	Grindrod Ltd	329
354,041		Groupe Eurotunnel S.A.	4,554
201,900	*	Grupo Aeromexico SAB de C.V.	294
194,600		Grupo Aeroportuario del Centro Norte Sab de C.V.	1,006
523,431		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,380
268,070		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,882
826,525		Guangdong Provincial Expressway Development Co Ltd	718
623,000		Guangdong Yueyun Transportation Co Ltd	404
226,436	*	Gujarat Pipavav Port Ltd	484
19,179	*	Gulf Warehousing Co	226
77,000		Hainan Meilan International Airport Co Ltd	76
10,900		Hamakyorex Co Ltd	312
76,563		Hamburger Hafen und Logistik AG.	2,170
29,213	*	Hanjin Kal Corp	499
5,447		Hanjin Transportation Co Ltd	132
373,425		Hankyu Hanshin Holdings, Inc	15,000
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,022	*	Hapag-Lloyd AG.	$1,167
299,201		Hawaiian Holdings, Inc	11,923
83,706		Heartland Express, Inc	1,954
91,593	*,e	Hertz Global Holdings, Inc	2,024
153,000		Hitachi Transport System Ltd	3,981
3,399,239		Hopewell Highway Infrastructure Ltd	2,163
151,716	*	Hub Group, Inc (Class A)	7,267
4,845,513		Hutchison Port Holdings Trust	2,006
153,255	*	Hyundai Merchant Marine Co Ltd	719
1,516	*	ID Logistics Group	246
54,957		Iino Kaiun Kaisha Ltd	309
896,855		International Consolidated Airlines Group S.A.	7,772
100,000		International Consolidated Airlines Group S.A. (London)	876
426,477		International Container Term Services, Inc	901
286,550		Irish Continental Group plc	1,992
666,693		J.B. Hunt Transport Services, Inc	76,656
889,987		Japan Airlines Co Ltd	34,772
29,900		Japan Airport Terminal Co Ltd	1,107
4,334		Jeju Air Co Ltd	143
93,146	*	Jet Airways India Ltd	1,211
770,081	*	JetBlue Airways Corp	17,204
751,834		Jiangsu Express	1,143
186,510		Jinzhou Port Co Ltd	93
35,500	*	Julio Simoes Logistica S.A.	88
331,993		Kamigumi Co Ltd	7,337
265,092		Kansas City Southern Industries, Inc	27,893
117,239	*,e	Kawasaki Kisen Kaisha Ltd	2,979
31,919		Keihin Electric Express Railway Co Ltd	612
16,117		Keio Corp	708
19,361		Keisei Electric Railway Co Ltd	622
1,051,547		Kerry Logistics Network Ltd	1,490
121,817		Kintetsu Corp	4,662
21,900		Kintetsu World Express, Inc	453
355,632	*	Kirby Corp	23,756
672,625		Knight-Swift Transportation Holdings, Inc	29,407
68,200		Konoike Transport Co Ltd	1,206
8,285	*	Korea Express Co Ltd	1,083
8,003	*	Korea Line Corp	171
25,111	*	Korean Air Lines Co Ltd	793
17,515		Kuehne & Nagel International AG.	3,099
104,900		Kyushu Railway Co	3,247
250,534		Lan Airlines S.A.	3,544
72,557		Landstar System, Inc	7,553
111,400		Lingkaran Trans Kota Holdings BHD	153
637,611		Localiza Rent A Car	4,242
675,283		Macquarie Atlas Roads Group	3,302
173,359		Macquarie Infrastructure Co LLC	11,130
787,106		Malaysia Airports Holdings BHD	1,710
63,637		Marten Transport Ltd	1,292
6,800	e	Maruwa Unyu Kikan Co Ltd	218
87,000	e	Maruzen Showa Unyu Co Ltd	390
247,828		Matson, Inc	7,395
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,177,456		MISC BHD	$5,812
40,550		Mitsubishi Logistics Corp	1,051
42,121		Mitsui OSK Lines Ltd	1,400
65,610	*	Mitsui-Soko Co Ltd	224
57,700	*	Movida Participacoes S.A.	123
1,723,453	e	MTR Corp	10,088
1,174,613		Mundra Port and Special Economic Zone Ltd	7,448
126,110	e	Nagoya Railroad Co Ltd	3,176
106,800		Nankai Electric Railway Co Ltd	2,643
810,320		National Express Group plc	4,167
185,500	*,e	Navios Maritime Holdings, Inc	223
19,037	*	Navkar Corp Ltd	56
19,126		Nippon Express Co Ltd	1,270
122,700		Nippon Konpo Unyu Soko Co Ltd	3,449
209,308	*	Nippon Yusen Kabushiki Kaisha	5,093
46,500		Nishi-Nippon Railroad Co Ltd	1,253
40,000		Nissin Corp	1,123
299,011		Nobina AB	1,968
473,987		Norfolk Southern Corp	68,681
82,945		Northgate plc	427
17,781	*,e	Norwegian Air Shuttle AS	381
34,818		Odakyu Electric Railway Co Ltd	744
66,156		Oesterreichische Post AG.	2,972
127,020		Old Dominion Freight Line	16,710
102,000	e	Orient Overseas International Ltd	983
2,520,290	*,e	Pacific Basin Shipping Ltd	543
6,628		Panalpina Welttransport Holding AG.	1,028
15,710		Park-Ohio Holdings Corp	722
27,637	*	Pegasus Hava Tasimaciligi AS.	246
3,490		Piraeus Port Authority	65
64,751	*	PKP Cargo S.A.	1,025
259,900		Pos Malaysia & Services Holdings BHD	337
511,950	*	Precious Shipping PCL	164
210,802		Promotora y Operadora de Infraestructura SAB de C.V.	2,087
49,900	*	Prumo Logistica S.A.	172
12,753,500	*,†,m	PT Berlian Laju Tanker Tbk	0	^
2,183,354		PT Jasa Marga Tbk	1,029
171,985		Qantas Airways Ltd	674
656,000		Qingdao Port International Co Ltd	440
1,960,567		QR National Ltd	7,555
895,018	e	Qube Logistics Holdings Ltd	1,804
323,050	*	Radiant Logistics, Inc	1,486
578,689		Redde plc	1,369
82,916	*	Roadrunner Transportation Services Holdings, Inc	639
1,602,634		Royal Mail plc	9,791
1,115,300	*	Rumo S.A.	4,363
3,051	*	Ryanair Holdings plc	55
141,101	*	Ryanair Holdings plc (ADR)	14,701
122,080		Ryder System, Inc	10,275
91,704	*	Safe Bulkers, Inc	296
50,800		Sagami Railway Co Ltd	1,334
43,282	*	Saia, Inc	3,062
96	*,†,m	SAir Group	0
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,400		Sakai Moving Service Co Ltd	$315
126,500		Sankyu, Inc	5,445
160,600	*	Santos Brasil Participacoes S.A.	164
398,786	*,e	SAS AB	1,035
146,072	e	Schneider National, Inc	4,172
227,167		Scorpio Bulkers, Inc	1,681
31,834	e	Seaspan Corp	215
170,481		Seino Holdings Corp	2,705
86,300		Senko Co Ltd	623
103,800		Shandong Airlines Co Ltd	200
114,900		Shanghai Jinjiang International Investment Holdings Co	150
46,700	*	Shenzhen Chiwan Petroleum	142
89,100	†,m	Shenzhen Chiwan Wharf Holdings Ltd	148
464,000		Shenzhen Expressway Co Ltd	470
566,448		Shenzhen International Holdings Ltd	1,078
28,500		Shinwa Kaiun Kaisha Ltd	692
80,121	*	Shipping Corp of India Ltd	118
3,331,097		Shun TAK Holdings Ltd	1,298
2,708,000		Sichuan Expressway Co Ltd	988
165,000		Sincere Navigation	117
168,649		Singapore Airlines Ltd	1,343
432,900		Singapore Airport Terminal Services Ltd	1,683
917,119	e	Singapore Post Ltd	850
4,417,000		Sinotrans Ltd	2,161
945,000	e	Sinotrans Shipping Ltd	240
3,400,000		SITC International Co Ltd	3,356
13,698		Sixt AG.	1,223
35,785		Sixt AG. (Preference)	2,268
7,087		Sixt Leasing AG.	162
125,902		Skywest, Inc	6,685
262,729		Societa Iniziative Autostradali e Servizi S.p.A.	4,892
1,535,357		Southwest Airlines Co	100,489
1,080,032	*	SpiceJet Ltd	2,464
304,742	*,e	Spirit Airlines, Inc	13,668
265,883		Stagecoach Group plc	591
34,765		Stolt-Nielsen S.A.	462
171,640	e	Student Transportation, Inc	1,057
171,587	*,e	STX Pan Ocean Co Ltd	843
339,767		Sumitomo Warehouse Co Ltd	2,452
1,284,183		Sydney Airport	7,046
256,000		T.Join Transportation Co	329
1,650,000		Taiwan High Speed Rail Corp	1,301
375,819		TAV Havalimanlari Holding AS	2,224
179,800		Tegma Gestao Logistica	1,074
94,031	e	TFI International, Inc	2,458
457,200	*	Thai Airways International PCL-Foreign	243
611,335		Thoresen Thai Agencies PCL	168
1,302,000		Tianjin Port Development Holdings Ltd	191
315,880		TNT NV	1,542
133,406		Tobu Railway Co Ltd	4,305
715,537		Tokyu Corp	11,406
4,400		Trancom Co Ltd	309
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,732,782		Transurban Group (ASE)	$16,770
469,218	*	Turk Hava Yollari	1,942
278,000		U-Ming Marine Transport Corp	340
4,594,931		Union Pacific Corp	616,180
613,366	*	United Continental Holdings, Inc	41,341
1,569,703		United Parcel Service, Inc (Class B)	187,030
14,666		Universal Truckload Services, Inc	348
60,603	*	Virgin Australia Holdings Ltd	13
67,336	*,†,m	Virgin Australia Int Holdings	0	^
16,099		VRL Logistics Ltd	109
26,105		VTG AG.	1,491
330,000		Wan Hai Lines Ltd	213
83,285		Werner Enterprises, Inc	3,219
86,402		West Japan Railway Co	6,303
18,134		WestJet Airlines Ltd	380
524,300		Westports Holdings BHD	479
145,289		Westshore Terminals Investment Corp	3,039
68,518	*	Wilh. Wilhelmsen ASA	494
168,033		Wisdom Marine Lines Co Ltd	163
4,408,000		Xiamen International Port Co Ltd	856
306,855	*,e	XPO Logistics, Inc	28,105
42,766		Yamato Transport Co Ltd	859
585,523	*	Yang Ming Marine Transport	226
219,107	*	YRC Worldwide, Inc	3,151
400,000		Yuexiu Transport Infrastructure Ltd	294
1,400,194		Zhejiang Expressway Co Ltd	1,545
		TOTAL TRANSPORTATION	3,073,318

UTILITIES - 2.6%
1,760,662		A2A S.p.A.	3,258
3,506,410		Aboitiz Power Corp	2,918
76,730		Acciona S.A.	6,254
128,329		ACEA S.p.A.	2,371
503,131		Actelios S.p.A.	1,307
571,038	*	Adani Power Ltd	373
1,789,701		AES Corp	19,382
2,485,395		AES Gener S.A.	823
100,900		AES Tiete S.A.	388
348,364	*,†,m	AET&D Holdings No 1 Ptd Ltd	0
747,100		AGL Energy Ltd	14,158
2,912,699		Aguas Andinas S.A.	1,928
104,213	*	Aksa Enerji Uretim AS	113
275,361	e	Algonquin Power & Utilities Corp	3,080
98,132		Allete, Inc	7,297
209,443		Alliant Energy Corp	8,924
313,210		Alupar Investimento S.A.	1,742
213,455		Ameren Corp	12,592
3,216,092		American Electric Power Co, Inc	236,608
125,095		American States Water Co	7,244
452,816		American Water Works Co, Inc	41,428
1,099,348		APA Group	7,129
155,338		Aqua America, Inc	6,094
22,419	*,e	AquaVenture Holdings Ltd	348
13,397		Artesian Resources Corp	517
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

157,188		Ascopiave S.p.A.	$669
225,439		Atco Ltd	8,071
128,125		Athens Water Supply & Sewage Co S.A.	962
486,909	*	Atlantic Power Corp	1,144
165,932	*	Atlantic Power Corp (Toronto)	395
549,218		Atmos Energy Corp	47,172
3,218,774		AusNet Services	4,523
107,274		Avangrid, Inc	5,426
110,620		Avista Corp	5,696
391,298		Aygaz AS	1,657
2,262,484	*	Babcock & Brown Wind Partners	1,215
402,500		BCPG PCL	294
4,352,191		Beijing Enterprises Water Group Ltd	3,362
668,000		Beijing Jingneng Clean Energy Co Ltd	179
15,373,100		Benpres Holdings Corp	1,724
81,580		BKW S.A.	4,844
93,357	e	Black Hills Corp	5,612
3,040,000	*	Blue Sky Power Holdings Ltd	198
38,034		Boralex, Inc	711
37,269	*,e	Cadiz, Inc	531
81,528		California Water Service Group	3,697
286,656	*	Calpine Corp	4,337
127,641		Canadian Utilities Ltd	3,799
390,000	e	Canvest Environment Protection Group Co Ltd	230
213,614		Capital Power Corp	4,162
49,803	e	Capital Stage AG.	386
825,779		Centerpoint Energy, Inc	23,419
288,400	*	Centrais Eletricas Brasileiras S.A.	1,682
200,679		Centrais Eletricas Brasileiras S.A. (Preference)	1,375
7,085,896		Centrica plc	13,136
91,048		CESC Ltd	1,493
279,606		CEZ AS	6,519
4,612,000	e	CGN New Energy Holdings Co Ltd	648
9,986,000	e	CGN Power Co Ltd	2,704
37,141		Chesapeake Utilities Corp	2,917
1,591,000		China Datang Corp Renewable Power Co Ltd	189
245,000	*	China Everbright Greentech Ltd	226
380,000		China Everbright Water Ltd	124
1,546,308		China Gas Holdings Ltd	4,266
3,100,627		China Longyuan Power Group Corp	2,202
3,048,000	e	China Oil and Gas Group Ltd	331
208,500		China Power Clean Energy Development Co Ltd	110
2,773,000		China Power International Development Ltd	728
965,580		China Resources Gas Group Ltd	3,495
7,448,983		China Resources Power Holdings Co	13,855
544,000		China Water Affairs Group Ltd	492
796,000	*	China Water Industry Group Ltd	172
566,936		Chubu Electric Power Co, Inc	7,032
200,452		Chugoku Electric Power Co, Inc	2,152
99,500		Cia de Gas de Sao Paulo-COMGAS	1,800
336,400		Cia de Saneamento Basico do Estado de Sao Paulo	3,482
40,280		Cia de Saneamento de Minas Gerais-COPASA	528
383,800	*	Cia de Saneamento do Parana	6,931
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

169,900		Cia de Saneamento do Parana	$600
754,533		Cia Energetica de Minas Gerais	1,561
118,900		Cia Energetica de Sao Paulo (Class B)	473
8,504		Cia Energetica do Ceara	140
64,000		Cia Paranaense de Energia	481
868,344		CK Infrastructure Holdings Ltd	7,451
1,459,700		CK Power PCL	181
2,045,144		CLP Holdings Ltd	20,928
252,844		CMS Energy Corp	11,959
9,022,829		Colbun S.A.	2,074
20,475		Connecticut Water Service, Inc	1,175
258,329		Consolidated Edison, Inc	21,945
26,778		Consolidated Water Co, Inc	337
801,673		Contact Energy Ltd	3,158
1,506,000	e	CT Environmental Group Ltd	279
1,876,358		Dominion Resources, Inc	152,098
401,505		DONG Energy A.S.	21,917
252,033		Drax Group plc	919
1,033,351		DTE Energy Co	113,111
1,240,240		Duke Energy Corp	104,317
296,196	*	Dynegy, Inc	3,510
6,777,525		E.ON AG.	73,442
262,300		Eastern Water Resources Development and Management PCL	100
722,284		Edison International	45,677
298,478		EDP - Energias do Brasil S.A.	1,261
144,105		El Paso Electric Co	7,976
329,600		Electric Power Development Co	8,866
1,327,354	e	Electricite de France	16,595
28,000		Electricity Generating PCL	186
66,900		Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	330
33,175		Elia System Operator S.A.	1,907
73,312		Emera, Inc	2,740
342,274		Empresa Electrica del Norte Grande S.A.	735
3,198,525	*	Empresa Nacional de Electricidad S.A.	2,896
407,357		Endesa S.A.	8,712
328,614		Enea S.A.	1,086
8,040,539		Enel S.p.A.	49,443
871,246		Energa S.A.	3,182
2,802,731		Energias de Portugal S.A.	9,702
56,728,964		Enersis Chile S.A.	6,712
29,765,375		Enersis S.A.	6,628
277,741		Engie Brasil Energia S.A.	2,974
795,228		ENN Energy Holdings Ltd	5,656
499,361		Entergy Corp	40,643
194,000		Equatorial Energia S.A.	3,839
21,900	e	eRex Co Ltd	206
36,504		ERG S.p.A.	675
237,281		Eversource Energy	14,991
60,790		EVN AG.	1,218
833,398	*	Evoqua Water Technologies Corp	19,760
3,078,395		Exelon Corp	121,320
86,300	m	Federal Grid Co Unified Energy System JSC (GDR)	121
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

964,700		First Gen Corp	$328
626,090		First Philippine Holdings Corp	778
6,455,835		FirstEnergy Corp	197,678
342,554		Fortis, Inc	12,566
425,934		Fortum Oyj	8,430
1,121,088		GAIL India Ltd	8,762
181,800		Gas Malaysia BHD	130
411,809		Gas Natural SDG S.A.	9,504
2,844,130		Gaz de France	48,895
4,886,000	*,e	GCL New Energy Holdings Ltd	343
851,395		Genesis Energy Ltd	1,521
35,781		Genie Energy Ltd	156
18,439	e	Global Water Resources, Inc	172
227,171		Glow Energy PCL (Foreign)	566
649,405		Great Plains Energy, Inc	20,937
2,569,066		Guangdong Investments Ltd	3,435
55,223	*	Gujarat Gas Co Ltd	727
87,171		Gujarat State Petronet Ltd	310
98,090		Hawaiian Electric Industries, Inc	3,546
704,050		Hera S.p.A.	2,457
2,178,052	e	HK Electric Investments & HK Electric Investments Ltd	1,993
114,100		Hokkaido Electric Power Co, Inc	750
121,400	e	Hokuriku Electric Power Co	977
75,843	*	Holding CO ADMIE IPTO S.A.	176
6,664,277		Hong Kong & China Gas Ltd	13,051
1,343,819		Hong Kong Electric Holdings Ltd	11,327
277,230	*	Huadian Energy Co Ltd	106
9,712,000		Huadian Fuxin Energy Corp Ltd	2,372
4,119,756		Huaneng Power International, Inc	2,582
4,472,000		Huaneng Renewables Corp Ltd	1,514
476,800		Hub Power Co Ltd	392
252,789		Hydro One Ltd	4,505
5,934,120		Iberdrola S.A.	45,938
190,347		Idacorp, Inc	17,390
105,685	*	Indiabulls Infrastructure and Power Ltd	13
2,117,100	e	Infraestructura Energetica ,NV SAB de C.V.	10,385
1,843,870		Infratil Ltd	4,334
99,969	e	Innergex Renewable Energy, Inc	1,145
311,428		Innogy SE	12,188
1,027,900	*,†,m	Inter Far East Energy Corp	0	^
686,638		Interconexion Electrica S.A.	3,267
848,532		Inversiones Aguas Metropolitanas S.A.	1,610
3,306,511	e	Iride S.p.A.	9,918
89,291	e	iShares NASDAQ Biotechnology ETF	9,534
308,123		Italgas S.p.A	1,880
250,787		Just Energy Income Fund	1,077
8,400		K&O Energy Group, Inc	141
395,000		Kangda International Environmental Co Ltd	84
1,206,515		Kansai Electric Power Co, Inc	14,756
19,620	*	Kenon Holdings Ltd	418
5,322,900		Keppel Infrastructure Trust	2,288
3,450,000	*	Kong Sun Holdings Ltd	137
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,935		Korea District Heating Corp	$473
217,936		Korea Electric Power Corp	7,747
18,689	*	Korea Gas Corp	744
151,500		Kot Addu Power Co Ltd	74
460,077		Kyushu Electric Power Co, Inc	4,819
52,900	*	Light S.A.	266
15,359	*	Mahanagar Gas Ltd	263
1,034,520		Manila Electric Co	6,810
775,400		Manila Water Co, Inc	435
436,070		MDU Resources Group, Inc	11,722
867,795		Meridian Energy Ltd	1,799
64,469		MGE Energy, Inc	4,068
37,563		Middlesex Water Co	1,499
594,415		Mighty River Power Ltd	1,420
3,091,052	m	Mosenergo PJSC (ADR)	7,034
95,980	e	National Fuel Gas Co	5,270
3,540,246		National Grid plc	41,734
197,096		New Jersey Resources Corp	7,923
1,501,715		NextEra Energy, Inc	234,553
22,100		Nippon Gas Co Ltd	801
800,441		NiSource, Inc	20,547
260,351	e	Northland Power Income Fund	4,836
49,664		Northwest Natural Gas Co	2,962
84,288		NorthWestern Corp	5,032
695,727		NRG Energy, Inc	19,814
151,520		NRG Yield, Inc (Class A)	2,856
114,487		NRG Yield, Inc (Class C)	2,164
2,683,770		NTPC Ltd	7,442
504,828		OGE Energy Corp	16,614
282,820		Okinawa Electric Power Co, Inc	7,354
119,284		ONE Gas, Inc	8,739
94,381		Ormat Technologies, Inc	6,037
0		Ormat Technologies, Inc (Foreign)	0	^
719,737		Osaka Gas Co Ltd	13,840
103,105		Otter Tail Corp	4,583
9,000	*,e	Pampa Energia S.A. (ADR)	605
2,290,000	*,e	Panda Green Energy Group Ltd	287
413,637	e	Pattern Energy Group, Inc	8,889
793,257		Pennon Group plc	8,375
552,791		Petronas Gas BHD	2,388
2,048,340		PG&E Corp	91,827
706,243		Pinnacle West Capital Corp	60,158
162,412		PNM Resources, Inc	6,570
763,295	*	Polska Grupa Energetyczna S.A.	2,638
248,020		Portland General Electric Co	11,305
5,394		Poweo	256
1,246,856		PPL Corp	38,590
11,305,432		PT Perusahaan Gas Negara Persero Tbk	1,456
2,075,458	*	PTC India Ltd	3,851
74,073	*	Public Power Corp	173
568,565		Public Service Enterprise Group, Inc	29,281
34,045	*	Pure Cycle Corp	284
27,991	*	Qatar Electricity & Water Co	1,391
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

500,000		Ratchaburi Electricity Generating Holding PCL (ADR)	$832
312,618		Red Electrica Corp S.A.	7,017
737,739	e	Redes Energeticas Nacionais S.A.	2,194
418,245	*	Reliance Energy Ltd	3,619
344,726	*	Reliance Power Ltd	271
12,400		RGC Resources, Inc	336
65,348		Rubis S.C.A	4,619
2,279,721		RusHydro PJSC (ADR)	2,711
497,525	*	RWE AG.	10,125
27,810		Saeta Yield S.A.	327
6,654		Samchully Co Ltd	702
266,184		SCANA Corp	10,589
48,255		Scatec Solar ASA	294
1,146,010		Scottish & Southern Energy plc	20,374
16,099		Sechilienne-Sidec	406
877,476		Sempra Energy	93,820
311,470		Severn Trent plc	9,076
126,300	*	Shanghai Lingyun Industries Development Co Ltd	122
710,400		Shikoku Electric Power Co, Inc	7,733
115,600		Shizuoka Gas Co Ltd	980
19,693,480	e	SIIC Environment Holdings Ltd	7,583
92,050		SJW Corp	5,876
128,000	*,†,m	Sound Global Ltd	0	^
326,737		South Jersey Industries, Inc	10,204
1,816,518		Southern Co	87,356
263,971		Southwest Gas Corp	21,244
35,216	e	Spark Energy, Inc	437
2,056,898		Spark Infrastructure Group	4,021
187,800		SPCG PCL	126
82,469		Spire, Inc	6,198
741,884		Suez Environnement S.A.	13,033
122,400		SUI Northern Gas Pipeline	104
7,160,300	*	Superblock PCL-Foreign	257
385,391		Superior Plus Corp	3,639
252,450		Taiwan Cogeneration Corp	227
264,400		Taliworks Corp BHD	72
1,127,288		Tata Power Co Ltd	1,650
1,844,126	*	Tauron Polska Energia S.A.	1,614
52,774		Telecom Plus plc	856
4,820,441		Tenaga Nasional BHD	18,161
83,831		Terna Energy S.A.	444
1,296,197		Terna Rete Elettrica Nazionale S.p.A.	7,535
80,562	e	TerraForm Power, Inc	963
398,000		Thai Solar Energy PCL	60
813,600		Thai Tap Water Supply PCL	315
248,000		Tianjin Development Hldgs Ltd	117
50,875		Toho Gas Co Ltd	1,393
707,094		Tohoku Electric Power Co, Inc	9,027
2,110,219	*	Tokyo Electric Power Co, Inc	8,328
427,262		Tokyo Gas Co Ltd	9,762
186,239		Torrent Power Ltd	825
694,944	e	Towngas China Co Ltd	558
271,770	e	TransAlta Corp	1,611
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

137,952		TransAlta Renewables, Inc	$1,469
181,700		Transmissora Alianca de Energia Eletrica S.A.	1,169
253,551		UGI Corp	11,904
256,526		Uniper SE	8,003
710,243		United Utilities Group plc	7,954
39,354		Unitil Corp	1,795
27,293		VA Tech Wabag Ltd	260
62,817		Valener, Inc	1,135
25,000		Vanguard FTSE Developed Markets ETF	1,121
128,354		Vectren Corp	8,346
698,774		Veolia Environnement	17,818
705,259	*	Vistra Energy Corp	12,920
47,386	*,e	Vivint Solar, Inc	192
239,462		WEC Energy Group, Inc	15,907
251,369		Westar Energy, Inc	13,272
88,432		WGL Holdings, Inc	7,591
841,600	*	WHA Utilities and Power PCL	209
1,180,520		Xcel Energy, Inc	56,795
23,296		York Water Co	790
3,876,290		YTL Corp BHD	1,310
1,974,505		YTL Power International BHD	629
203,000	e	Yunnan Water Investment Co Ltd	83
510,411	*	Zorlu Enerji Elektrik Uretim AS	213
		TOTAL UTILITIES	3,326,188

		TOTAL COMMON STOCKS	125,984,722
		(Cost $103,320,541)

PURCHASED OPTIONS - 0.0%

BANKS - 0.0%
2,000		Citigroup, Inc	9
		TOTAL BANKS	9

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,000		Wellcare Health Plans, Inc	16
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	16

MATERIALS - 0.0%
3,000		Tronox Ltd	11
		TOTAL MATERIALS	11

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,500		Biomarin Pharmaceuticals, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
890,000		Qualcomm, Inc	1,798
3,000		Qualcomm, Inc	0	^
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,798
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 0.0%
1,000		Alphabet, Inc	$22
99,800		GrubHub Inc	25
		TOTAL SOFTWARE & SERVICES	47

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
5,000		Cisco Systems, Inc	12
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	12

		TOTAL PURCHASED OPTIONS	1,894
		(Cost $2,442)

PREFERRED STOCKS - 0.0%
CAPITAL GOODS - 0.0%
3,300,256	*	Cairn India Ltd	541
3,509		Villeroy & Boch AG	81
		TOTAL CAPITAL GOODS	622

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	2,477
		TOTAL DIVERSIFIED FINANCIALS	2,477

REAL ESTATE - 0.0%
8,497,223	*,†,m	Ayala Land, Inc	17
		TOTAL REAL ESTATE	17

		TOTAL PREFERRED STOCKS	3,116
		(Cost $4,260)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
411,185		Tata Motors Ltd (DVR)	1,568
		TOTAL AUTOMOBILES & COMPONENTS	1,568

CAPITAL GOODS - 0.0%
304,956	†,e,m	Abengoa S.A. (B Shares)	0
108,740		Malaysian Resources Corp Bhd	10
		TOTAL CAPITAL GOODS	10

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
287,016	m	Cleanaway Waste Management Ltd	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

CONSUMER DURABLES & APPAREL - 0.0%
74,000	m	TCL Multimedia Technology Holdings Ltd	4
		TOTAL CONSUMER DURABLES & APPAREL	4
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital Inc	$0
1,000,000		Group Lease PCL (NVDR)	209
		TOTAL DIVERSIFIED FINANCIALS	209

ENERGY - 0.0%
244,517	†,m	Ezion Holdings Ltd	6
1,243,466		Medco Energi Internasional Tbk PT	25
2,747,007		Repsol S.A.	1,249
		TOTAL ENERGY	1,280

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	0
135,947	m	Safeway PDC LLC	0
		TOTAL FOOD & STAPLES RETAILING	0

FOOD, BEVERAGE & TOBACCO - 0.0%
122,260		Thaifoods Group PCL	4
		TOTAL FOOD, BEVERAGE & TOBACCO	4

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	1
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121	e	BioTime, Inc	0	^
679,560		Faes Farma S.A.	84
55,620	†,m	Forest Laboratories, Inc CVR	53
17,790	†,e,m	Omthera Pharmaceuticals, Inc CVR	11
20,027	e,m	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	149

REAL ESTATE - 0.0%
92,500		Supalai PCL	55
		TOTAL REAL ESTATE	55

SOFTWARE & SERVICES - 0.0%
141,205	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TRANSPORTATION - 0.0%
2		Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	0	^

UTILITIES - 0.0%
26,242		Westgold Resources Ltd	5
		TOTAL UTILITIES	5

		TOTAL RIGHTS / WARRANTS	3,285
		(Cost $3,922)
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0.1%
$125,990,000		Federal Home Loan Bank (FHLB)	1.080%	01/08/18	$125,963
		TOTAL GOVERNMENT AGENCY DEBT			125,963

TREASURY DEBT - 0.6%
94,655,000		United States Treasury Bill	1.081-1.211	01/04/18	94,649
102,685,000		United States Treasury Bill	1.101-1.219	01/11/18	102,655
142,000,000		United States Treasury Bill	1.193	01/18/18	141,922
38,980,000		United States Treasury Bill	1.166	01/25/18	38,949
100,000,000		United States Treasury Bill	1.225	02/08/18	99,871
27,960,000		United States Treasury Bill	1.278	03/01/18	27,903
100,000,000		United States Treasury Bill	1.285	03/08/18	99,766
100,000,000		United States Treasury Bill	1.397	03/29/18	99,673
		TOTAL TREASURY DEBT			705,388

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
GOVERNMENT AGENCY DEBT - 0.0%
38,000,000		Federal National Mortgage Association (FNMA)	0.960	01/02/18	37,999
		TOTAL GOVERNMENT AGENCY DEBT			37,999

REPURCHASE AGREEMENT - 1.4%
25,000,000	o	Barclays	1.370		25,000
125,000,000	p	Barclays	1.370		125,000
19,508,000	q	Calyon	1.380		19,508
275,000,000	r	Citigroup	1.380		275,000
25,000,000	s	HSBC	1.300		25,000
104,000,000	t	HSBC	1.370		104,000
200,000,000	u	JP Morgan	1.410		200,000
169,000,000	v	Nomura	1.420		169,000
133,000,000	w	Royal Bank of Scotland	1.380		133,000
605,000,000	x	Royal Bank of Scotland	1.330		605,000
67,000,000	y	Societe Generale	1.370		67,000
		TOTAL REPURCHASE AGREEMENT			1,747,508

VARIABLE RATE SECURITIES - 0.0%
48,293,630	i	SLM Student Loan Trust	1.407		48,196
		TOTAL VARIABLE RATE SECURITIES			48,196

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,833,703
		TOTAL SHORT-TERM INVESTMENTS			2,665,054
		(Cost $2,665,133)

		TOTAL INVESTMENTS - 101.4%			128,665,437
		(Cost $106,004,016)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(1,771,175)
		NET ASSETS - 100.0%			$126,894,262
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
ADR	American Depositary Receipt
CVR	Contingent Value Right
DVR	Differential Voting Rights
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,187,949,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/17, the aggregate value of these securities was $665,926,000 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap contracts.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
o	Agreement with Barclays, 1.37% dated 12/29/17 to be repurchased at $25,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $25,500,000.
p	Agreement with Barclays, 1.37% dated 12/29/17 to be repurchased at $125,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $125,009,000.
q	Agreement with Calyon, 1.38% dated 12/29/17 to be repurchased at $19,508,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $19,898,000.
r	Agreement with Citigroup, 1.38% dated 12/29/17 to be repurchased at $275,000,000 on 1/05/18, collateralized by U.S. Government Agency Securities valued at $280,500,000.
s	Agreement with HSBC, 1.30% dated 12/29/17 to be repurchased at $25,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $25,500,000.
t	Agreement with HSBC, 1.37% dated 12/29/17 to be repurchased at $104,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $106,084,000.
u	Agreement with JP Morgan, 1.41% dated 12/29/17 to be repurchased at $200,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $204,000,000.
v	Agreement with Nomura, 1.42% dated 12/29/17 to be repurchased at $169,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $172,380,000.
w	Agreement with Royal Bank of Scotland, 1.38% dated 12/29/17 to be repurchased at $133,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $135,663,000.
x	Agreement with Royal Bank of Scotland, 1.33% dated 12/28/17 to be repurchased at $605,000,000 on 1/04/18, collateralized by U.S. Government Agency Securities valued at $617,104,000.
y	Agreement with Societe Generale, 1.37% dated 12/29/17 to be repurchased at $67,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $68,340,000.

Cost amounts are in thousands.

184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	258	3/16/18	$19,604	$19,821	$217
S&P 500 E Mini Index	1,624	3/16/18	215,463	217,291	1,828
S&P Mid-Cap 400 E Mini Index	142	3/16/18	26,755	27,014	259
Total	2,024		$261,822	$264,126	$2,304

Purchased options outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alphabet, Inc, Call	10	$20	$1,035.00	1/19/18	$22
Biomarin Pharmaceuticals, Inc, Call	15	13	100.00	1/19/18	1
Cisco Systems, Inc, Call	50	6	36.00	1/19/18	12
Citigroup, Inc, Call	20	12	80.00	1/18/19	9
GrubHub Inc, Put	998	221	67.50	1/5/18	25
Qualcomm, Inc, Call	30	4	70.00	1/19/18	0	^
Qualcomm, Inc, Call	8,900	2,141	65.00	2/16/18	1,798
Tronox Ltd, Call	30	9	23.00	8/17/18	11
Wellcare Health Plans, Inc, Call	20	16	220.00	6/15/18	16
Total	10,073	$2,442			$1,894

^   Amount represents less than $1,000.

Written options outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Put	30	$(3)	$10.00	4/20/18	$(3)
Alibaba Group Holding Ltd, Put	10	(0)^	140.00	1/19/18	(0	)^
Alphabet, Inc, Call	20	(15)	1,075.00	1/19/18	(9)
Alphabet, Inc, Put	10	(5)	950.00	1/19/18	(1)
AmerisourceBergen Corp, Put	30	(1)	80.00	1/19/18	(0	)^
Biomarin Pharmaceuticals, Inc, Call	15	(8)	110.00	1/19/18	(0	)^
Biomarin Pharmaceuticals, Inc, Put	15	(5)	80.00	1/19/18	(1)
CarMax, Inc, Put	30	(1)	60.00	1/19/18	(1)
CBS Corp, Put	30	(1)	52.50	1/19/18	(0	)^
Cisco Systems, Inc, Call	50	(2)	38.00	1/19/18	(3)
Cisco Systems, Inc, Put	50	(3)	28.00	1/19/18	(0	)^
Citigroup, Inc, Call	60	(11)	95.00	1/18/19	(8)
Citigroup, Inc, Put	30	(6)	55.00	1/18/19	(4)
Citrix Systems, Inc, Call	20	(1)	95.00	1/19/18	(0	)^
Costco Wholesale Corp, Call	25	(1)	203.00	1/19/18	(0	)^
CSX Corp, Put	10	(0)^	48.00	1/12/18	(0	)^
CSX Corp, Put	10	(0)^	47.00	1/19/18	(0	)^
CSX Corp, Put	10	(0)^	45.00	2/16/18	(0	)^
General Dynamics Corp, Put	30	(0)^	170.00	1/19/18	(0	)^
General Electric Co, Put	50	(3)	18.00	1/19/18	(3)
General Electric Co, Put	50	(6)	18.00	3/16/18	(5)
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
GrubHub, Inc, Call	998	$(298)	$72.50	1/26/18	$(220)
GrubHub, Inc, Put	998	(49)	62.00	1/5/18	(7)
Hain Celestial Group, Inc, Put	30	(0)^	34.00	1/19/18	(0)^
Home Depot, Inc, Put	30	(11)	135.00	1/19/18	(0)^
Infosys Ltd, Put	40	(0)^	14.00	1/19/18	(1)
Microsoft Corp, Call	3,500	(796)	85.00	2/16/18	(1,040)
Microsoft Corp, Call	4,000	(853)	87.50	4/20/18	(1,160)
Microsoft Corp, Put	3,500	(456)	77.50	2/16/18	(175)
Microsoft Corp, Put	4,000	(833)	77.50	4/20/18	(392)
Monsanto Co, Put	30	(6)	100.00	4/20/18	(5)
NXP Semiconductors NV, Call	30	(1)	135.00	1/19/18	(0)^
PepsiCo, Inc, Put	20	(6)	105.00	1/19/18	(0)^
Qualcomm, Inc, Call	60	(2)	75.00	1/19/18	(0)^
Qualcomm, Inc, Call	8,900	(264)	72.50	2/16/18	(245)
Qualcomm, Inc, Put	30	(1)	52.50	1/19/18	(0)^
Qualcomm, Inc, Put	30	(1)	60.00	1/26/18	(1)
Qualcomm, Inc, Put	8,900	(749)	60.00	2/16/18	(810)
salesforce.com, Inc, Put	30	(4)	95.00	1/19/18	(0)^
Tronox Ltd, Call	30	(4)	33.00	8/17/18	(4)
Tronox Ltd, Put	50	(1)	12.00	2/16/18	(1)
Tronox Ltd, Put	30	(5)	15.00	8/17/18	(5)
Viacom, Inc, Put	40	(0)^	26.50	1/19/18	(0)^
Wellcare Health Plans Inc, Put	20	(10)	165.00	6/15/18	(7)
Wellcare Health Plans, Inc, Call	20	(7)	240.00	6/15/18	(7)
Zimmer Biomet Holdings, Inc, Put	30	(1)	100.00	1/19/18	(0)^
Total	35,931	$(4,430)			$(4,118)

^  Amount represents less than $1,000.

Bilateral total return swap contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Reference entity	Terms of payment to be paid	Terms of payment to be received	Counterparty	Maturity date	Notional amount	Value	Unrealized appreciation (depreciation)
Custom Basket A*	LIBOR 1 M	Total return of Basket A as specified in contract	Goldman Sachs	1/8/18	$40,235	$40,828	$ 593
Custom Basket B*	Total return of Basket B as specified in contract	LIBOR 1 M + 0.450%	Goldman Sachs	1/8/18	43,336	42,499	(837)
GSVIUS71 Index	0.300%	Total return of GSVIUS71 as specified in contract	Goldman Sachs	3/5/18	8,173	8,227	54
						Total	$(190)

*  Custom Baskets A and B consist of all domestic equity securities.

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY

December 31, 2017

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$89,449,584	69.5%
TOTAL DOMESTIC	89,449,584	69.5
FOREIGN

ARGENTINA	45,087	0.0
AUSTRALIA	1,454,317	1.1
AUSTRIA	184,394	0.1
BELGIUM	155,201	0.1
BERMUDA	134,568	0.1
BRAZIL	695,342	0.6
CANADA	2,550,998	2.0
CAYMAN ISLANDS	2,945	0.0
CHILE	112,563	0.1
CHINA	2,778,520	2.2
COLOMBIA	45,640	0.0
CYPRUS	68	0.0
CZECH REPUBLIC	24,018	0.0
DENMARK	565,117	0.5
EGYPT	20,022	0.0
FAROE ISLANDS	4,485	0.0
FINLAND	306,368	0.2
FRANCE	2,946,370	2.3
GEORGIA	4,897	0.0
GERMANY	2,610,328	2.0
GHANA	3,053	0.0
GREECE	32,178	0.0
GUERNSEY, C.I.	697	0.0
HONG KONG	951,735	0.8
HUNGARY	33,416	0.0
INDIA	971,737	0.8
INDONESIA	208,910	0.2
IRELAND	346,661	0.3
ISLE OF MAN	2,211	0.0
ISRAEL	172,947	0.1
ITALY	837,770	0.7
JAPAN	6,427,551	5.0
JERSEY, C.I.	9,834	0.0
JORDAN	1,618	0.0
KAZAKHSTAN	2,773	0.0
KOREA, REPUBLIC OF	1,499,056	1.2
LUXEMBOURG	122,725	0.1
MACAU	9,416	0.0
MALAYSIA	227,714	0.2
MALTA	9,242	0.0
MEXICO	254,559	0.2
MONACO	3,966	0.0
NETHERLANDS	1,383,614	1.1
NEW ZEALAND	71,560	0.1
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
NORWAY	$234,923	0.2%
PAKISTAN	8,629	0.0
PANAMA	26,295	0.0
PERU	41,023	0.0
PHILIPPINES	118,272	0.1
POLAND	102,852	0.1
PORTUGAL	47,695	0.0
PUERTO RICO	24,971	0.0
QATAR	34,894	0.0
ROMANIA	8,231	0.0
RUSSIA	293,859	0.2
SINGAPORE	391,068	0.3
SOUTH AFRICA	627,637	0.5
SPAIN	667,493	0.5
SRI LANKA	4,778	0.0
SWEDEN	533,465	0.4
SWITZERLAND	1,980,557	1.6
TAIWAN	1,195,283	0.9
THAILAND	248,584	0.2
TURKEY	136,692	0.1
UNITED ARAB EMIRATES	72,508	0.1
UNITED KINGDOM	4,120,199	3.2
URUGUAY	47,824	0.0
ZAMBIA	21,930	0.0
TOTAL FOREIGN	39,215,853	30.5

TOTAL PORTFOLIO	$128,665,437	100.0%
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.3%

ARGENTINA - 0.2%
603,952		Grupo Financiero Galicia S.A. (ADR) (Class B)	$39,770
180,000		Grupo Supervielle S.A. (ADR)	5,278
11,801		Mercadolibre, Inc	3,713
		TOTAL ARGENTINA	48,761

AUSTRALIA - 1.5%
138,567		AGL Energy Ltd	2,626
637,398	e	Alumina Ltd	1,201
215,445		Amcor Ltd	2,582
895,430		AMP Ltd	3,614
107,014		APA Group	694
12,583		Aristocrat Leisure Ltd	232
321,889	*,†,e,m	Arrium Ltd	2
43,013		AusNet Services	60
1,185,697		Australia & New Zealand Banking Group Ltd	26,452
62,087		Australian Stock Exchange Ltd	2,650
681,005	*,m	AZ BGP Holdings	17
9,030		Bank of Queensland Ltd	89
11,361		Bendigo Bank Ltd	103
1,929,901	e	BHP Billiton Ltd	44,332
575,767	e	BHP Billiton Ltd (ADR)	26,480
833,210		BHP Billiton plc	16,848
139,256		BlueScope Steel Ltd	1,659
26,474		Boral Ltd	160
253,275		Brambles Ltd	1,985
6,175		Caltex Australia Ltd	164
66,567		Challenger Financial Services Group Ltd	726
35,244		CIMIC Group Ltd	1,410
117,719		Coca-Cola Amatil Ltd	780
1,183		Cochlear Ltd	158
500,103	e	Commonwealth Bank of Australia	31,211
95,608		Computershare Ltd	1,211
8,652		Crown Resorts Ltd	88
141,904		CSL Ltd	15,594
68,025		Dexus Property Group	516
1,131	e	Domino’s Pizza Enterprises Ltd	41
1,400,000		Downer EDI Ltd	7,532
71,877		DuluxGroup Ltd	428
1,149	e	Flight Centre Travel Group Ltd	40
794,627	e	Fortescue Metals Group Ltd	3,007
101,909		GPT Group (ASE)	405
11,014	e	Harvey Norman Holdings Ltd	36
40,332		Healthscope Ltd	66
137,746		Incitec Pivot Ltd	417
583,333		Insurance Australia Group Ltd	3,285
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

167,127		Lend Lease Corp Ltd	$2,125
140,269		Macquarie Goodman Group	919
53,447		Macquarie Group Ltd	4,134
61,760		Medibank Pvt Ltd	158
888,392		Mirvac Group	1,625
470,547		National Australia Bank Ltd	10,806
320,978		Newcrest Mining Ltd	5,714
28,915		Oil Search Ltd	175
75,664		Orica Ltd	1,064
394,550	*	Origin Energy Ltd	2,890
1,689,414		Orora Ltd	4,450
72,671		Oxiana Ltd	516
3,596		Perpetual Trustees Australia Ltd	135
80,165		Qantas Airways Ltd	314
419,064	e	QBE Insurance Group Ltd	3,478
43,291		QR National Ltd	167
7,273		Ramsay Health Care Ltd	397
1,232		REA Group Ltd	73
307,324	*	Santos Ltd	1,301
3,248,346		Scentre Group	10,596
7,493		Seek Ltd	111
45,039		Shopping Centres Australasia Property Group	82
47,624		Sonic Healthcare Ltd	847
768,992		South32 Ltd	2,084
778,951	e	Stockland Trust Group	2,717
398,909		Suncorp-Metway Ltd	4,300
101,503		Sydney Airport	557
40,670	e	Tabcorp Holdings Ltd	176
1,401,158		Telstra Corp Ltd	3,961
8,784	e	TPG Telecom Ltd	45
275,062		Transurban Group (ASE)	2,662
15,384		Treasury Wine Estates Ltd	191
167,959		Vicinity Centres	356
173,990	*	Virgin Australia Holdings Ltd	38
229,918		Wesfarmers Ltd	7,950
495,721		Westfield Corp	3,662
895,538		Westpac Banking Corp	21,783
146,657	e	Woodside Petroleum Ltd	3,773
228,793		Woolworths Ltd	4,861
15,586	*	WorleyParsons Ltd	174
		TOTAL AUSTRALIA	310,268

AUSTRIA - 0.3%
181,300		ams AG.	16,424
124,219		Andritz AG.	7,009
178,362		Erste Bank der Oesterreichischen Sparkassen AG.	7,729
8,388		OMV AG.	532
8,157	*	Raiffeisen International Bank Holding AG.	296
6,533		Voestalpine AG.	390
1,503,453		Wienerberger AG.	36,387
		TOTAL AUSTRIA	68,767
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

BELGIUM - 0.1%
10,736		Ageas	$524
77,285		Anheuser-Busch InBev S.A.	8,628
2,500		Befimmo SCA Sicafi	161
2,000		Cofinimmo	263
2,970		Colruyt S.A.	154
4,645		Groupe Bruxelles Lambert S.A.	501
14,223		KBC Groep NV	1,212
8,647	e	Proximus plc	284
4,269		Solvay S.A.	594
2,727	*	Telenet Group Holding NV	190
6,932		UCB S.A.	550
10,227		Umicore S.A.	484
1,000		Warehouses De Pauw SCA	112
		TOTAL BELGIUM	13,657

BERMUDA - 0.0%
133,709		Marvell Technology Group Ltd	2,871
18,725		RenaissanceRe Holdings Ltd	2,352
133,871	*	Third Point Reinsurance Ltd	1,961
34,705		XL Group Ltd	1,220
		TOTAL BERMUDA	8,404

BRAZIL - 0.5%
445,500		Banco do Brasil S.A.	4,271
888,866		Banco Itau Holding Financeira S.A.	11,399
484,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	11,533
620,000		Cyrela Brazil Realty S.A.	2,469
3,006,900		Localiza Rent A Car	20,004
4,083,600	*	Petrobras Distribuidora S.A.	21,051
1,195,300	*	Petroleo Brasileiro S.A.	6,091
2,324,595		Via Varejo S.A.	17,164
		TOTAL BRAZIL	93,982

CANADA - 2.9%
23,794		Agnico-Eagle Mines Ltd	1,099
41,702		Agrium, Inc	4,797
629,577		Alimentation Couche Tard, Inc	32,851
5,120	e	AltaGas Income Trust	117
120,074	e	ARC Resources Ltd	1,409
76,786		Atco Ltd	2,749
385,432		Bank of Montreal	30,844
394,233	e	Bank of Nova Scotia	25,442
218,765		Barrick Gold Corp (Canada)	3,164
4,380		BCE, Inc	210
15,610	*	Blackberry Ltd (New)	174
10,000		Boardwalk REIT	343
308,617	*	Bombardier, Inc	744
188,796		Brookfield Asset Management, Inc	8,219
8,546		CAE, Inc	159
12,716	e	Cameco Corp (Toronto)	117
4,000		Canadian Apartment Properties REIT	119
119,961		Canadian Imperial Bank of Commerce/Canada	11,695
118,138		Canadian National Railway Co	9,741
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

621,898		Canadian Natural Resources Ltd (Canada)	$22,224
72,605		Canadian Pacific Railway Ltd (Toronto)	13,265
2,500		Canadian Real Estate Investment Trust	92
50,050	e	Canadian Tire Corp Ltd	6,526
12,716		Canadian Utilities Ltd	378
220,617		Cara Operations Ltd	4,556
73,244		CCL Industries	3,384
1,887,304		Cenovus Energy, Inc (Toronto)	17,237
38,196	*	CGI Group, Inc	2,075
7,860	e	CI Financial Corp	186
7,562		Constellation Software, Inc	4,584
16,978		Crescent Point Energy Corp	129
244,041	*	Descartes Systems Group, Inc	6,939
317,581		Dollarama, Inc	39,679
12,519	e	Element Financial Corp	95
1,690		Emera, Inc	63
5,562		Empire Co Ltd	108
367,873	e	Enbridge, Inc	14,387
228,183		EnCana Corp	3,044
9,685		Fairfax Financial Holdings Ltd	5,157
50,696		Finning International, Inc	1,279
172,163		First Capital Realty, Inc	2,838
18,503		Fortis, Inc	679
51,440		Franco-Nevada Corp	4,111
57,938	e	George Weston Ltd	5,031
95,050		Gildan Activewear, Inc	3,071
112,386		Goldcorp, Inc	1,433
23,421		Great-West Lifeco, Inc	654
18,801		H&R Real Estate Investment Trust	320
11,168	*	Husky Energy, Inc	158
9,226	g	Hydro One Ltd	164
2,250	e	IGM Financial, Inc	79
17,164		Imperial Oil Ltd	536
3,073		Industrial Alliance Insurance and Financial Services, Inc	146
52,391		Intact Financial Corp	4,376
179,247		Inter Pipeline Ltd	3,712
2,104		Jean Coutu Group PJC, Inc	41
118,625	e	Keyera Corp	3,343
55,000	*	Kinaxis, Inc	3,360
536,879	*	Kinross Gold Corp	2,315
131,615		Linamar Corp	7,666
6,638	e	Loblaw Cos Ltd	360
20,219		Lundin Mining Corp	134
104,426		Magna International, Inc	5,918
1,254,484		Manulife Financial Corp	26,168
1,164,100	*,e	MEG Energy Corp	4,760
55,254		Methanex Corp	3,348
354,015		Metro, Inc	11,336
102,746		National Bank of Canada	5,127
20,419		Onex Corp	1,498
36,474		Open Text Corp	1,297
77,966		Pembina Pipeline Income Fund	2,823
46,252		Potash Corp of Saskatchewan	949
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

82,040		Power Corp Of Canada	$2,113
147,998		Power Financial Corp	4,067
6,740	e	PrairieSky Royalty Ltd	172
198,559		Restaurant Brands International, Inc	12,207
15,264		Restaurant Brands International, Inc (Toronto)	938
44,873		RioCan Real Estate Investment Trust	870
113,757		Rogers Communications, Inc (Class B)	5,796
438,011		Royal Bank of Canada	35,769
88,107		Saputo, Inc	3,167
214,659	*	Seven Generations Energy Ltd	3,036
13,069		Shaw Communications, Inc (B Shares)	298
91,693	*	Shopify, Inc	9,272
12,216		Smart Real Estate Investment Trust	300
5,373		SNC-Lavalin Group, Inc	244
365,626	*,g	Spin Master Corp	15,713
93,267		Sun Life Financial, Inc	3,849
1,420,665		Suncor Energy, Inc	52,159
134,423		Teck Cominco Ltd	3,515
6,236		TELUS Corp	236
43,894		Thomson Corp (Toronto)	1,913
677,026		Toronto-Dominion Bank	39,668
240,513	*	Tourmaline Oil Corp	4,359
247,296	e	TransCanada Corp	12,036
125,755	*	Turquoise Hill Resources Ltd	429
10,408	e	Vermilion Energy, Inc	378
34,812		Waste Connections, Inc	2,470
10,288		West Fraser Timber Co Ltd	635
180,000		WestJet Airlines Ltd	3,775
187,271		Wheaton Precious Metals Corp	4,140
		TOTAL CANADA	610,655

CHILE - 0.0%
139,825		Antofagasta plc	1,887
		TOTAL CHILE	1,887

CHINA - 0.8%
249,076	*	Alibaba Group Holding Ltd (ADR)	42,948
38,869	*	Baidu, Inc (ADR)	9,104
230,000	e	Byd Co Ltd	1,998
9,579,000	*,†,e,m	China Animal Healthcare Ltd	12
1,238,000		China Aoyuan Property Group Ltd	678
7,346,800	e	China Everbright International Ltd	10,481
1,300,255	*	China New Town Development Co Ltd	52
2,384,545		China Overseas Land & Investment Ltd	7,654
4,063,390		China Resources Land Ltd	11,921
203,000		CNOOC Ltd	291
2,510,600	*,e,g	Meitu, Inc	3,484
16,000		Minth Group Ltd	96
1,664,500		Ping An Insurance Group Co of China Ltd	17,264
8,000,000		Sinopec Shanghai Petrochemical Co Ltd	4,548
832,500		Sunny Optical Technology Group Co Ltd	10,570
815,700		Tencent Holdings Ltd	42,219
44,549		Yangzijiang Shipbuilding	49
		TOTAL CHINA	163,369
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

CZECH REPUBLIC - 0.0%
1,134,176	g	Moneta Money Bank AS.	$4,389
		TOTAL CZECH REPUBLIC	4,389

DENMARK - 0.9%
217		AP Moller - Maersk AS (Class A)	361
365		AP Moller - Maersk AS (Class B)	636
6,008		Carlsberg AS (Class B)	721
5,284		Christian Hansen Holding	496
6,802		Coloplast AS	541
837,574		Danske Bank AS	32,600
85,000		Dfds A.S.	4,540
282,453	g	DONG Energy A.S.	15,418
260,505		DSV AS	20,498
5,259	*	Genmab AS	872
82,850		GN Store Nord	2,676
3,915		H Lundbeck AS	199
9,081		ISS A.S.	352
1,609,348		Novo Nordisk AS	86,479
12,758		Novozymes AS	728
5,997		Pandora AS	652
180,000		Sydbank AS	7,245
43,758		TDC AS	269
6,466		Tryg A.S.	162
12,044		Vestas Wind Systems AS	832
5,949	*	William Demant Holding A.S.	166
		TOTAL DENMARK	176,443

FINLAND - 0.4%
178,007		Amer Sports Oyj (A Shares)	4,927
40,000		Citycon Oyj	103
8,015		Elisa Oyj (Series A)	314
25,204		Fortum Oyj	499
352,600		Huhtamaki Oyj	14,800
19,225		Kone Oyj (Class B)	1,032
6,449		Metso Oyj	220
7,495		Neste Oil Oyj	480
327,474		Nokia Oyj (Turquoise)	1,530
6,586		Nokian Renkaat Oyj	299
115,587		Orion Oyj (Class B)	4,310
1,248,000		Outokumpu Oyj	11,582
691,740		Sampo Oyj (A Shares)	37,964
66,314		Stora Enso Oyj (R Shares)	1,051
15,000		Technopolis plc	75
70,080		UPM-Kymmene Oyj	2,176
300,000		Valmet Corp	5,920
8,237		Wartsila Oyj (B Shares)	520
		TOTAL FINLAND	87,802

FRANCE - 3.6%
410,798		Accor S.A.	21,148
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,654		Aeroports de Paris	$314
23,978		Air Liquide	3,014
8,967		Alstom RGPT	372
99,398	g	Amundi S.A.	8,418
340,814		Arkema	41,526
5,354		Atos Origin S.A.	778
349,403		AXA S.A.	10,354
2,331		BioMerieux	209
620,550		BNP Paribas	46,162
49,019		Bollore	266
12,052		Bouygues S.A.	625
15,256		Bureau Veritas S.A.	417
104,977		Cap Gemini S.A.	12,434
32,686		Carrefour S.A.	705
3,155		Casino Guichard Perrachon S.A.	191
9,265		CNP Assurances	214
566,227		Compagnie de Saint-Gobain	31,163
1,710,121		Credit Agricole S.A.	28,238
132		Dassault Aviation S.A.	205
166,347		Dassault Systemes S.A.	17,663
11,845		Edenred	343
4,090		Eiffage S.A.	448
32,142		Electricite de France	402
11,690		Essilor International S.A.	1,610
2,484		Eurazeo	229
129,297		European Aeronautic Defence and Space Co	12,850
9,796		Eutelsat Communications	227
119,096		Faurecia	9,282
3,931		Fonciere Des Regions	445
958,263		France Telecom S.A.	16,607
526,291		Gaz de France	9,048
5,167		Gecina S.A.	954
492,989		Groupe Danone	41,308
25,312		Groupe Eurotunnel S.A.	326
1,764		Hermes International	944
5,957		Icade	586
1,426		Iliad S.A.	342
2,106		Imerys S.A.	198
3,241		Ingenico	346
12,083		Ipsen	1,438
188,780		JC Decaux S.A.	7,593
55,091		Kering	25,933
32,260		Klepierre	1,418
6,505		Lagardere S.C.A.	208
14,996		Legrand S.A.	1,153
200,080		L’Oreal S.A.	44,334
182,053		LVMH Moet Hennessy Louis Vuitton S.A.	53,433
89,391		Michelin (C.G.D.E.) (Class B)	12,788
51,513		Natixis	407
12,092		Pernod-Ricard S.A.	1,912
705,462		Peugeot S.A.	14,329
11,465		Publicis Groupe S.A.	777
31,256		Remy Cointreau S.A.	4,331
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

236,412		Renault S.A.	$23,731
17,045		Rexel S.A.	309
18,733		Safran S.A.	1,932
270,296		Sanofi-Aventis	23,270
647,117		Schneider Electric S.A.	54,863
9,699		SCOR SE	390
1,242		SEB S.A.	230
1,599		Societe BIC S.A.	176
323,981		Societe Generale	16,703
5,109		Sodexho Alliance S.A.	685
317,921		Suez Environnement S.A.	5,585
278,199		Teleperformance	39,824
5,926		Thales S.A.	638
761,950		Total S.A.	42,059
3,546	*	Ubisoft Entertainment	272
15,691		Unibail-Rodamco	3,949
385,890		Valeo S.A.	28,745
188,768		Veolia Environnement	4,813
98,425		Vinci S.A.	10,048
58,111		Vivendi Universal S.A.	1,560
1,607		Wendel	278
10,920		Zodiac S.A.	326
		TOTAL FRANCE	751,351

GERMANY - 2.9%
43,406		Adidas-Salomon AG.	8,681
2,000	g	ADO Properties S.A.	101
1,004,407	*	Aixtron AG.	13,883
105,290		Allianz AG.	24,095
290,710		Alstria Office REIT-AG.	4,493
2,670		Axel Springer AG.	208
290,076		BASF SE	31,801
443,931		Bayer AG.	55,164
72,000		Bayerische Motoren Werke AG.	7,465
2,738		Bayerische Motoren Werke AG. (Preference)	244
224,439		Beiersdorf AG.	26,312
1,112,591		Borussia Dortmund GmbH & Co KGaA	8,166
8,821		Brenntag AG.	556
2,707,805	*	Commerzbank AG.	40,393
71,565		Continental AG.	19,242
86,825	g	Covestro AG.	8,940
54,174		Daimler AG. (Registered)	4,581
62,464		Deutsche Annington Immobilien SE	3,095
115,708		Deutsche Bank AG. (Registered)	2,189
10,836		Deutsche Boerse AG.	1,254
3,500		Deutsche Euroshop AG.	142
12,324		Deutsche Lufthansa AG.	453
54,614		Deutsche Post AG.	2,596
987,387		Deutsche Telekom AG.	17,454
46,580		Deutsche Wohnen AG.	2,032
2,983		Drillisch AG.	246
65,000		Duerr AG.	8,267
1,406,055		E.ON AG.	15,236
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,366		Evonik Industries AG.	$352
2,246		Fraport AG. Frankfurt Airport Services Worldwide	247
111,857		Fresenius Medical Care AG.	11,746
50,506		Fresenius SE	3,928
3,802		Fuchs Petrolub AG. (Preference)	201
10,157		GEA Group AG.	486
8,000		Grand City Properties S.A.	188
73,480		Hannover Rueckversicherung AG.	9,219
8,308		HeidelbergCement AG.	896
5,838		Henkel KGaA	699
9,984		Henkel KGaA (Preference)	1,319
36,154		Hochtief AG.	6,385
3,618		Hugo Boss AG.	307
63,833		Infineon Technologies AG.	1,739
7,482	g	Innogy SE	293
9,964	e	K&S AG.	247
4,055		KION Group AG.	349
5,231		Lanxess AG.	415
5,000		LEG Immobilien AG.	571
470,045	*	Linde AG.	109,779
1,875		MAN AG.	215
37,275		Merck KGaA	4,001
10,198	*	Metro Wholesale & Food Specialist AG.	203
2,921		MTU Aero Engines Holding AG.	522
8,772		Muenchener Rueckver AG.	1,894
103,825		Osram Licht AG.	9,297
400,546	*	Paion AG.	1,300
8,621		Porsche AG.	721
12,869		ProSiebenSat. Media AG.	442
29,091	*	RWE AG.	592
88,226		SAP AG.	9,870
9,234		Schaeffler AG.	163
122,192	g	Scout24 AG.	4,980
331,858		Siemens AG.	45,948
65,000	*,e	SLM Solutions Group AG.	3,718
7,045		Symrise AG.	604
10,000		TAG Tegernsee Immobilien und Beteiligungs AG.	190
38,443		Telefonica Deutschland Holding AG.	192
1,150,847		ThyssenKrupp AG.	33,185
5,000		TLG Immobilien AG.	133
24,621		TUI AG. (DI)	510
11,315		Uniper SE	353
6,908		United Internet AG.	473
3,885		Volkswagen AG.	784
8,348		Volkswagen AG. (Preference)	1,658
130,294		Wirecard AG.	14,481
6,284	*,g	Zalando SE	331
		TOTAL GERMANY	593,415

HONG KONG - 0.8%
5,928,858		AIA Group Ltd	50,429
5,118		ASM Pacific Technology	71
127,921		Bank of East Asia Ltd	553
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

658,853		BOC Hong Kong Holdings Ltd	$3,330
85,000	*,e	Cathay Pacific Airways Ltd	132
625,000		Chow Sang Sang Holding	1,510
489,625		CK Asset Holdings Ltd	4,268
605,043		CK Hutchison Holdings Ltd	7,581
42,453		CK Infrastructure Holdings Ltd	364
496,954		CLP Holdings Ltd	5,085
49,463		First Pacific Co	34
52,803		Galaxy Entertainment Group Ltd	422
1,063,434	*	Global Brands Group Holding Ltd	87
553,000	*	Glorious Property Holdings Ltd	53
94,000	e	Golden Resorts Group Ltd	90
20,000		Hang Lung Group Ltd	74
813,576		Hang Lung Properties Ltd	1,982
363,972		Hang Seng Bank Ltd	9,030
136,052		Henderson Land Development Co Ltd	895
66,500	e,g	HK Electric Investments & HK Electric Investments Ltd	61
75,660		HKT Trust and HKT Ltd	96
2,726,299		Hong Kong & China Gas Ltd	5,339
294,988		Hong Kong Electric Holdings Ltd	2,486
128,525		Hong Kong Exchanges and Clearing Ltd	3,931
198,000		Hongkong Land Holdings Ltd	1,393
7,000		Hopewell Highway Infrastructure Ltd	4
136,147		Hutchison Port Holdings Trust	56
927,760		Hysan Development Co Ltd	4,922
161,316	*	I-Cable Communications Ltd	5
4,800		Jardine Matheson Holdings Ltd	291
5,000		Jardine Strategic Holdings Ltd	198
48,000		Kerry Logistics Network Ltd	68
84,026		Kerry Properties Ltd	377
1,203,027		Li & Fung Ltd	659
126,026		Link REIT	1,166
1,310,308		Melco Crown Entertainment Ltd (ADR)	38,051
363,678		MTR Corp	2,129
1,729,376		New World Development Co Ltd	2,592
3	*,e	Noble Group Ltd	0	^
25,638		NWS Holdings Ltd	46
98,262		PCCW Ltd	57
711,533		Sands China Ltd	3,662
21,992		Shangri-La Asia Ltd	50
158,000		Shun TAK Holdings Ltd	62
74,365		Sino Land Co	132
46,611		SJM Holdings Ltd	42
249,468		Sun Hung Kai Properties Ltd	4,153
108,128		Swire Pacific Ltd (Class A)	1,000
2,036,400		Swire Properties Ltd	6,568
29,402		Techtronic Industries Co	191
198,000	g	WH Group Ltd	224
423,053		Wharf Holdings Ltd	1,459
423,053	*	Wharf Real Estate Investment Co Ltd	2,816
18,334		Wheelock & Co Ltd	131
4,000,000		Xinyi Glass Holdings Co Ltd	5,199
15,912		Yue Yuen Industrial Holdings	63
		TOTAL HONG KONG	175,669
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

HUNGARY - 0.0%
560,000		MOL Hungarian Oil & Gas plc	$6,493
		TOTAL HUNGARY	6,493

INDIA - 0.4%
387,000		Asian Paints Ltd	7,015
804,300		Bharat Petroleum Corp Ltd	6,519
487,996		Capital First Ltd	5,282
167,000		Container Corp Of India Ltd	3,609
322,531	*	DEN Networks Ltd	535
415,000		HDFC Bank Ltd	12,180
1,575,000		Hindustan Petroleum Corp Ltd	10,328
1,665,577		ICICI Bank Ltd (ADR)	16,206
537,527		Indiabulls Housing Finance Ltd	10,077
181,381	*	Multi Commodity Exchange of India Ltd	2,590
90,834	*	Prestige Estates Projects Ltd	452
175,000	*	Puravankara Projects Ltd	458
605,138		Reliance Industries Ltd	8,723
130,351		Shriram Transport Finance Co Ltd	3,022
6,544,612	*	Unitech Ltd	982
299,300	*,m	Vakrangee Ltd	1,967
299,300		Vakrangee Ltd	1,967
		TOTAL INDIA	91,912

INDONESIA - 0.0%
1,325,600		PT Matahari Department Store Tbk	974
		TOTAL INDONESIA	974

IRELAND - 0.8%
224,258	*	AerCap Holdings NV	11,798
4,160,372	e	AIB Group plc	27,455
372,425	*	Bank of Ireland Group plc	3,171
772,512		CRH plc	27,803
2,902,262		Green REIT plc	5,415
8,074,391		Hibernia REIT plc	14,765
147,992	*,†,m	Irish Bank Resolution Corp Ltd	0
10,476		James Hardie Industries NV	184
244,150		Kerry Group plc (Class A)	27,390
526,576		Keywords Studios plc	11,344
4,408		Paddy Power plc	525
4,593	*	Ryanair Holdings plc	82
120,428	*	Ryanair Holdings plc (ADR)	12,547
577,088		Smurfit Kappa Group plc	19,519
		TOTAL IRELAND	161,998

ISRAEL - 0.0%
2,119		Azrieli Group	119
142,896		Bank Hapoalim Ltd	1,049
183,973		Bank Leumi Le-Israel	1,107
109,685		Bezeq Israeli Telecommunication Corp Ltd	166
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,303	*	Check Point Software Technologies	$757
1,297		Elbit Systems Ltd	173
2,032		Frutarom Industries Ltd	191
25,855		Israel Chemicals Ltd	105
22,279		Mizrahi Tefahot Bank Ltd	410
3,368		Nice Systems Ltd	308
51,204	e	Teva Pharmaceutical Industries Ltd (ADR)	970
		TOTAL ISRAEL	5,355

ITALY - 0.9%
4,000,000		A2A S.p.A.	7,401
69,912		Assicurazioni Generali S.p.A.	1,273
25,344		Autostrade S.p.A.	799
13,093,423		Banca Intesa S.p.A.	43,442
51,467		Banca Intesa S.p.A. RSP	164
200,000		Beni Stabili S.p.A.	185
144,000		Brunello Cucinelli S.p.A	4,659
751,837		Davide Campari-Milano S.p.A	5,809
933,303		Enel S.p.A.	5,739
401,314		ENI S.p.A.	6,641
6,892		Ferrari NV	722
23,242		Finmeccanica S.p.A.	276
53,286	e	Fondiaria-Sai S.p.A	124
9,506		Luxottica Group S.p.A.	583
2,060,027		Mediobanca S.p.A.	23,342
586,788		Moncler S.p.A	18,342
1,224,644	g	OVS S.p.A	8,162
27,956	g	Poste Italiane S.p.A	210
6,547,533		Prada S.p.A	23,644
11,553		Prysmian S.p.A.	376
5,615		Recordati S.p.A.	250
128,547		Snam Rete Gas S.p.A.	630
340,614		Telecom Italia RSP	242
630,946	*	Telecom Italia S.p.A.	545
77,725		Terna Rete Elettrica Nazionale S.p.A.	452
1,210,071	*	UniCredit S.p.A	22,573
304,209	*,e	Yoox S.p.A	10,611
		TOTAL ITALY	187,196

JAPAN - 7.7%
800		ABC-Mart, Inc	46
611,000	*,e	Acom Co Ltd	2,567
105		Activia Properties Inc	439
8		Advance Residence Investment Corp	20
17,646		Aeon Co Ltd	298
21,252		AEON Financial Service Co Ltd	494
3,197		Aeon Mall Co Ltd	62
800		AEON REIT Investment Corp	841
4,500		Air Water, Inc	95
330,290		Aisin Seiki Co Ltd	18,504
95,875		Ajinomoto Co, Inc	1,804
23,405		Alfresa Holdings Corp	548
26,852		All Nippon Airways Co Ltd	1,120
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

489,029		Alps Electric Co Ltd	$13,911
9,744		Amada Co Ltd	132
3,384		Aozora Bank Ltd	131
78,131		Asahi Breweries Ltd	3,877
40,701		Asahi Glass Co Ltd	1,759
294,434		Asahi Kasei Corp	3,789
154,700		Ashikaga Holdings Co Ltd	654
4,600	e	Asics Corp	73
207,205		Astellas Pharma, Inc	2,632
37,721		Bank of Kyoto Ltd	1,959
1,953		Benesse Holdings Inc	69
156		BLife Investment Corp	371
129,804		Bridgestone Corp	6,008
6,985		Brother Industries Ltd	172
2,200		Calbee, Inc	71
199,697		Canon, Inc	7,440
4,633		Casio Computer Co Ltd	66
32,244		Central Japan Railway Co	5,770
570,562		Chiba Bank Ltd	4,732
189,766		Chubu Electric Power Co, Inc	2,354
77,558		Chugai Pharmaceutical Co Ltd	3,964
58,366		Chugoku Electric Power Co, Inc	627
3,400		Coca-Cola West Japan Co Ltd	124
235,100		Concordia Financial Group Ltd	1,414
441,000		Cosmo Energy Holdings Co Ltd	16,605
3,468		Credit Saison Co Ltd	63
10,000		CyberAgent, Inc	390
139,000	*,e	CYBERDYNE, Inc	2,390
6,938		Dai Nippon Printing Co Ltd	154
8,446		Daicel Chemical Industries Ltd	96
17,800		Daifuku Co Ltd	967
642,439		Dai-ichi Mutual Life Insurance Co	13,204
38,994		Daiichi Sankyo Co Ltd	1,014
123,555		Daikin Industries Ltd	14,600
18,017		Daito Trust Construction Co Ltd	3,671
15,756		Daiwa House Industry Co Ltd	604
495,480		Daiwa Securities Group, Inc	3,100
21,000		Dena Co Ltd	432
90,487		Denso Corp	5,421
136,155		Dentsu, Inc	5,757
14,800		Disco Corp	3,280
3,433		Don Quijote Co Ltd	179
160,368		East Japan Railway Co	15,639
40,000		Ebara Corp	1,520
7,228		Eisai Co Ltd	411
26,093		Electric Power Development Co	702
2,344		FamilyMart Co Ltd	164
39,443		Fanuc Ltd	9,462
10,619		Fast Retailing Co Ltd	4,222
1,165,822		Fuji Electric Holdings Co Ltd	8,758
109,180		Fuji Heavy Industries Ltd	3,462
343,293		Fujifilm Holdings Corp	14,008
1,340,991		Fujitsu Ltd	9,507
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

155,733		Fukuoka Financial Group, Inc	$871
18		GLP J-Reit	19
132,600	e	GMO Payment Gateway, Inc	10,949
82,673		Hachijuni Bank Ltd	472
5,900		Hakuhodo DY Holdings, Inc	76
4,000		Hamamatsu Photonics KK	134
66,900		Hankyu Hanshin Holdings, Inc	2,687
532		Hikari Tsushin, Inc	76
66,882		Hino Motors Ltd	864
932		Hirose Electric Co Ltd	136
7,175		Hisamitsu Pharmaceutical Co, Inc	433
19,970		Hitachi Chemical Co Ltd	511
3,133		Hitachi Construction Machinery Co Ltd	114
98,200		Hitachi High-Technologies Corp	4,127
6,495,793		Hitachi Ltd	50,396
5,000		Hitachi Metals Ltd	72
310,796		Honda Motor Co Ltd	10,607
10,512		Hoshizaki Electric Co Ltd	931
78,853		Hoya Corp	3,927
3,400		Idemitsu Kosan Co Ltd	136
4,129		Iida Group Holdings Co Ltd	78
574,800		Infomart Corp	3,421
25,510		Inpex Holdings, Inc	318
300		Invesco Office J-Reit, Inc	291
3,837		Invincible Investment Corp	1,633
65,981		Isetan Mitsukoshi Holdings Ltd	817
625,594		Ishikawajima-Harima Heavy Industries Co Ltd	20,749
15,300		Isuzu Motors Ltd	255
260,970		Itochu Corp	4,865
16,800		Itochu Techno-Science Corp	729
261,500		J Front Retailing Co Ltd	4,914
117,315		Japan Airlines Co Ltd	4,583
1,403		Japan Airport Terminal Co Ltd	52
10,746		Japan Post Bank Co Ltd	140
43,940		Japan Post Holdings Co Ltd	503
20		Japan Prime Realty Investment Corp	64
34		Japan Real Estate Investment Corp	161
1,793		Japan Rental Housing Investments, Inc	1,308
1,342		Japan Retail Fund Investment Corp	2,460
95,000		Japan Steel Works Ltd	3,052
286,340		Japan Tobacco, Inc	9,221
34,604		JFE Holdings, Inc	827
36,978		JGC Corp	714
5,486		JSR Corp	108
346,103		JTEKT Corp	5,930
3,425,688		JX Holdings, Inc	22,015
370,000		kabu.com Securities Co Ltd	1,152
195,372		Kajima Corp	1,877
4,134		Kakaku.com, Inc	70
25,086		Kamigumi Co Ltd	554
7,129		Kaneka Corp	65
282,374		Kansai Electric Power Co, Inc	3,453
5,414		Kansai Paint Co Ltd	140
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

221,585		Kao Corp	$14,972
4,051		Kawasaki Heavy Industries Ltd	142
350,000		KDDI Corp	8,694
2,800		Keihan Electric Railway Co Ltd	82
45,611		Keihin Electric Express Railway Co Ltd	875
31,224		Keio Corp	1,372
3,913		Keisei Electric Railway Co Ltd	126
434		Kenedix Realty Investment Corp	2,465
166		Kenedix Retail REIT Corp	343
194,300	e	Kenedix, Inc	1,185
18,100		Keyence Corp	10,111
4,195		Kikkoman Corp	170
13,691		Kintetsu Corp	524
305,449		Kirin Brewery Co Ltd	7,698
58,708	*	Kobe Steel Ltd	542
3,200		Koito Manufacturing Co Ltd	224
185,636		Komatsu Ltd	6,709
2,286		Konami Corp	126
513,820		Konica Minolta Holdings, Inc	4,930
828		Kose Corp	129
1,127,407		Kubota Corp	22,051
9,874		Kuraray Co Ltd	186
2,777		Kurita Water Industries Ltd	90
8,900		Kyocera Corp	581
227,289		Kyowa Hakko Kogyo Co Ltd	4,376
103,835		Kyushu Electric Power Co, Inc	1,088
69,900		Kyushu Financial Group, Inc	421
4,500		Kyushu Railway Co	139
1,180		Lawson, Inc	78
1,200	*	LINE Corp	49
6,300		Lion Corp	119
7,264		LIXIL Group Corp	196
38,813		M3, Inc	1,361
13,405		Mabuchi Motor Co Ltd	725
290,000		Maeda Corp	3,992
50,772		Makita Corp	2,129
778,972		Marubeni Corp	5,632
5,809		Marui Co Ltd	106
11,696		Maruichi Steel Tube Ltd	342
1,222,100		Matsui Securities Co Ltd	10,294
230,455		Matsushita Electric Industrial Co Ltd	3,363
89,715		Mazda Motor Corp	1,199
1,800	e	McDonald’s Holdings Co Japan Ltd	79
4,559		Mediceo Paltac Holdings Co Ltd	89
283,100	e	Megachips Corp	8,451
27,800		MEIJI Holdings Co Ltd	2,366
650		MID Reit, Inc	433
185,700		Minebea Co Ltd	3,873
4,700		Miraca Holdings, Inc	200
137,600		MISUMI Group, Inc	3,995
280,819		Mitsubishi Chemical Holdings Corp	3,073
301,511		Mitsubishi Corp	8,314
468,214		Mitsubishi Electric Corp	7,760
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

237,258		Mitsubishi Estate Co Ltd	$4,120
43,580		Mitsubishi Gas Chemical Co, Inc	1,248
194,515		Mitsubishi Heavy Industries Ltd	7,252
163,053		Mitsubishi Materials Corp	5,786
128,900		Mitsubishi Motors Corp	927
4,296,496		Mitsubishi UFJ Financial Group, Inc	31,270
13,500		Mitsubishi UFJ Lease & Finance Co Ltd	80
382,920		Mitsui & Co Ltd	6,212
112,228		Mitsui Chemicals, Inc	3,599
290,129		Mitsui Fudosan Co Ltd	6,489
3,249		Mitsui OSK Lines Ltd	108
88,409		Mitsui Sumitomo Insurance Group Holdings, Inc	2,982
324,875		Mitsui Trust Holdings, Inc	12,854
900		Mixi Inc	40
4,574,056		Mizuho Financial Group, Inc	8,270
516,800	e	MonotaRO Co Ltd	16,470
101		Mori Hills REIT Investment Corp	122
87,835		Murata Manufacturing Co Ltd	11,760
3,239		Nabtesco Corp	124
35,100		Nagoya Railroad Co Ltd	884
5,406		Namco Bandai Holdings, Inc	176
59,361		NEC Corp	1,599
13,900	*	NEC Electronics Corp	161
5,300	*	Nexon Co Ltd	154
93,631		NGK Insulators Ltd	1,764
90,593		NGK Spark Plug Co Ltd	2,196
44,617		Nidec Corp	6,247
9,481		Nikon Corp	191
119,697		Nintendo Co Ltd	43,102
135		Nippon Building Fund, Inc	660
2,362		Nippon Electric Glass Co Ltd	90
2,444		Nippon Express Co Ltd	162
4,944		Nippon Meat Packers, Inc	120
4,726	e	Nippon Paint Co Ltd	149
860		Nippon ProLogis REIT, Inc	1,819
50,801		Nippon Steel Corp	1,298
677,500		Nippon Telegraph & Telephone Corp	31,852
241,767	*	Nippon Yusen Kabushiki Kaisha	5,883
3,500		Nissan Chemical Industries Ltd	139
1,157,462		Nissan Motor Co Ltd	11,524
5,931		Nisshin Seifun Group, Inc	120
1,645		Nissin Food Products Co Ltd	120
2,200		Nitori Co Ltd	313
239,437		Nitto Denko Corp	21,178
66,953		NKSJ Holdings, Inc	2,584
202,955		NOK Corp	4,723
2,868,380		Nomura Holdings, Inc	16,814
3,474		Nomura Real Estate Holdings, Inc	78
371		Nomura Real Estate Master Fund, Inc	461
27,100		Nomura Research Institute Ltd	1,258
82,335		NSK Ltd	1,290
269,100		NTT Data Corp	3,193
1,083,748		NTT DoCoMo, Inc	25,624
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

128,096		Obayashi Corp	$1,547
1,900		Obic Co Ltd	140
56,149		Odakyu Electric Railway Co Ltd	1,200
686,994		OJI Paper Co Ltd	4,562
170,442		Olympus Corp	6,520
157,213		Omron Corp	9,351
11,568		Ono Pharmaceutical Co Ltd	269
1,003		Oracle Corp Japan	83
41,600		Oriental Land Co Ltd	3,785
3,196,725		ORIX Corp	53,900
187		Orix JREIT, Inc	259
250,821		Osaka Gas Co Ltd	4,823
104,100		Osaka Securities Exchange Co Ltd	1,806
4,900		Otsuka Corp	375
78,900	e	Otsuka Holdings KK	3,460
311,100		Paltac Corp	14,178
8,500	e	Park24 Co Ltd	203
50,700		Pola Orbis Holdings, Inc	1,777
25,900		Rakuten, Inc	237
215,239		Recruit Holdings Co Ltd	5,344
430,000		Rengo Co Ltd	3,136
653,572		Resona Holdings, Inc	3,894
19,282		Ricoh Co Ltd	179
1,012		Rinnai Corp	92
138,924		Rohm Co Ltd	15,304
744		Ryohin Keikaku Co Ltd	232
1,280		Sankyo Co Ltd	40
106,800		Santen Pharmaceutical Co Ltd	1,673
37,491		SBI Holdings, Inc	781
43,834		Secom Co Ltd	3,307
3,952		Sega Sammy Holdings, Inc	49
5,800		Seibu Holdings, Inc	110
8,200		Seiko Epson Corp	193
400,000		Seino Holdings Corp	6,346
94,751		Sekisui Chemical Co Ltd	1,897
1,205,420		Sekisui House Ltd	21,744
151,800		Seria Co Ltd	9,135
143,212		Seven & I Holdings Co Ltd	5,933
15,000		Seven Bank Ltd	51
3,899	*,e	Sharp Corp	133
7,247		Shimadzu Corp	164
5,227		Shimamura Co Ltd	574
2,092		Shimano, Inc	294
1,602,962		Shimizu Corp	16,533
153,000		Shin-Etsu Chemical Co Ltd	15,502
40,377		Shinsei Bank Ltd	696
80,537		Shionogi & Co Ltd	4,352
10,593		Shiseido Co Ltd	510
114,301		Shizuoka Bank Ltd	1,177
111,528		Shoei Co Ltd	1,251
5,422		Showa Shell Sekiyu KK	73
11,591		SMC Corp	4,757
262,500		SMS Co Ltd	8,251
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

273,166		Softbank Corp	$21,627
2,000		Sohgo Security Services Co Ltd	109
2,400,000		Sojitz Holdings Corp	7,353
1,931,504		Sony Corp	86,691
132,128		Sony Financial Holdings, Inc	2,335
214,015		Stanley Electric Co Ltd	8,660
1,030		Star Asia Investment Corp	1,025
5,200		Start Today Co Ltd	158
400,600		Sumco Corp	10,170
304,883		Sumitomo Chemical Co Ltd	2,182
175,463		Sumitomo Corp	2,976
4,463		Sumitomo Dainippon Pharma Co Ltd	66
152,824		Sumitomo Electric Industries Ltd	2,576
328,625		Sumitomo Heavy Industries Ltd	13,847
6,415		Sumitomo Metal Mining Co Ltd	293
1,082,490		Sumitomo Mitsui Financial Group, Inc	46,660
110,421		Sumitomo Realty & Development Co Ltd	3,624
5,063		Sumitomo Rubber Industries, Inc	94
1,600		Sundrug Co Ltd	74
3,900		Suntory Beverage & Food Ltd	173
34,676		Suruga Bank Ltd	741
2,207		Suzuken Co Ltd	91
39,534		Suzuki Motor Corp	2,288
213,722		Sysmex Corp	16,782
144,531		T&D Holdings, Inc	2,466
23,200		Taiheiyo Cement Corp	999
41,373		Taisei Corp	2,058
3,956		Taisho Pharmaceutical Holdings Co Ltd	315
107,185		Taiyo Nippon Sanso Corp	1,496
8,117		Takashimaya Co Ltd	85
402,148		Takeda Pharmaceutical Co Ltd	22,769
44,081		Tanabe Seiyaku Co Ltd	909
43,456		TDK Corp	3,453
91,500		TechnoPro Holdings, Inc	4,961
75,422		Teijin Ltd	1,676
34,000		Temp Holdings Co Ltd	851
9,046		Terumo Corp	428
49,794		THK Co Ltd	1,861
46,375		Tobu Railway Co Ltd	1,497
3,175		Toho Co Ltd	110
1,900		Toho Gas Co Ltd	52
93,215		Tohoku Electric Power Co, Inc	1,190
657,564		Tokio Marine Holdings, Inc	29,908
205,600	*,e	Tokyo Base Co Ltd	9,018
404,768	*	Tokyo Electric Power Co, Inc	1,597
19,316		Tokyo Electron Ltd	3,484
187,584		Tokyo Gas Co Ltd	4,286
34,200		Tokyo Tatemono Co Ltd	461
182,676		Tokyu Corp	2,912
14,300		Tokyu Fudosan Holdings Corp	103
76,000		Topcon Corp	1,638
14,734		Toppan Printing Co Ltd	133
295,964		Toray Industries, Inc	2,786
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

179,554	*	Toshiba Corp	$505
457,900		Tosoh Corp	10,330
4,142		Toto Ltd	244
4,539		Toyo Seikan Kaisha Ltd	73
2,599		Toyo Suisan Kaisha Ltd	111
1,897		Toyoda Gosei Co Ltd	48
104,493		Toyota Industries Corp	6,698
1,599,252		Toyota Motor Corp	101,920
6,194		Toyota Tsusho Corp	249
3,228		Trend Micro, Inc	183
200,000		TS Tech Co Ltd	8,206
900		Tsuruha Holdings, Inc	122
76,512		Uni-Charm Corp	1,987
245		United Urban Investment Corp	352
6,130		USS Co Ltd	130
106,343	e	Wash House Co Ltd	2,500
24,107		West Japan Railway Co	1,759
286,138		Yahoo! Japan Corp	1,311
2,504		Yakult Honsha Co Ltd	189
16,931	e	Yamada Denki Co Ltd	93
40,406		Yamaguchi Financial Group, Inc	479
4,808		Yamaha Corp	177
7,891		Yamaha Motor Co Ltd	258
9,455		Yamato Transport Co Ltd	190
3,853		Yamazaki Baking Co Ltd	75
6,924		Yaskawa Electric Corp	303
6,310		Yokogawa Electric Corp	120
3,000	e	Yokohama Rubber Co Ltd	73
215,300	h	Yume No Machi Souzou Iinkai Co Ltd	3,942
		TOTAL JAPAN	1,597,890

JERSEY, C.I. - 0.0%
11,922		Randgold Resources Ltd	1,184
		TOTAL JERSEY, C.I.	1,184

KOREA, REPUBLIC OF - 0.3%
135,000		Hynix Semiconductor, Inc	9,588
86,045	*	Osstem Implant Co Ltd	4,749
11,902		Samsung Electronics Co Ltd	28,278
25,100		Samsung Life Insurance Co Ltd	2,912
31,499		Samsung SDI Co Ltd	6,005
		TOTAL KOREA, REPUBLIC OF	51,532

LUXEMBOURG - 0.3%
90,000		APERAM	4,624
872,816	*	ArcelorMittal	28,317
483,909	*,e	ArcelorMittal (ADR)	15,635
2,436,775		B&M European Value Retail S.A.	13,905
629		Eurofins Scientific	382
3,787		Millicom International Cellular S.A.	256
2,270		RTL Group	182
20,660		SES Global S.A.	323
27,569		Tenaris S.A.	438
		TOTAL LUXEMBOURG	64,062
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

MACAU - 0.0%
16,592		MGM China Holdings Ltd	$50
34,983		Wynn Macau Ltd	111
		TOTAL MACAU	161

MALAYSIA - 0.0%
8,333,325		Karex BHD	2,677
1,266,980		Public Bank BHD	6,505
45,306	*	YNH Property BHD	16
		TOTAL MALAYSIA	9,198

MEXICO - 0.0%
11,839		Fresnillo plc	227
		TOTAL MEXICO	227

NETHERLANDS - 2.5%
1,775,263	g	ABN AMRO Group NV (ADR)	57,236
99,382		Aegon NV	631
14,363	e	Akzo Nobel NV	1,260
29,241	*,e	Altice NV (Class A)	307
555,621		ASML Holding NV	96,599
5,143		Boskalis Westminster	194
10,147		DSM NV	969
3,500		Eurocommercial Properties NV	153
829,285	g	Euronext NV	51,440
115,766		EXOR NV	7,098
6,481		Heineken Holding NV	641
78,423		Heineken NV	8,175
8,683,627		ING Groep NV	159,403
168,226		Koninklijke Ahold Delhaize NV	3,698
792,045		Koninklijke KPN NV	2,765
459,530		Koninklijke Philips Electronics NV	17,351
4,131		Koninklijke Vopak NV	181
16,810		NN Group NV	727
19,432	*	NXP Semiconductors NV	2,275
6,729		Randstad Holdings NV	413
1,025,651		Royal Dutch Shell plc (A Shares)	34,240
1,633,207		Royal Dutch Shell plc (B Shares)	54,997
3,000		Wereldhave NV	144
187,209		Wolters Kluwer NV	9,759
		TOTAL NETHERLANDS	510,656

NEW ZEALAND - 0.0%
4,000,000		Air New Zealand Ltd	9,043
21,064		Auckland International Airport Ltd	97
12,859		Fisher & Paykel Healthcare Corp	130
15,758		Fletcher Building Ltd	85
79,970		Kiwi Property Group Ltd	79
28,805		Meridian Energy Ltd	60
16,216		Mighty River Power Ltd	39
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,028		Ryman Healthcare Ltd	$68
36,353		Telecom Corp of New Zealand Ltd	93
		TOTAL NEW ZEALAND	9,694

NORWAY - 0.5%
1,017,200		Aker BP ASA	25,057
916,088		DNB NOR Holding ASA	16,958
10,952		Gjensidige Forsikring BA	206
76,884		Norsk Hydro ASA	583
45,686		Orkla ASA	484
22,290	e	PAN Fish ASA	377
5,178		Schibsted ASA (B Shares)	138
2,013,509	e	Statoil ASA	43,106
42,733		Telenor ASA	915
281,200		TGS Nopec Geophysical Co ASA	6,658
9,977		Yara International ASA	458
		TOTAL NORWAY	94,940

PHILIPPINES - 0.1%
13,032,283		Megaworld Corp	1,347
5,300,354		Metropolitan Bank & Trust	10,754
5,471,450		Robinsons Retail Holdings, Inc	10,544
		TOTAL PHILIPPINES	22,645

POLAND - 0.0%
150,000		KGHM Polska Miedz S.A.	4,776
		TOTAL POLAND	4,776

PORTUGAL - 0.1%
129,563		Energias de Portugal S.A.	448
27,014		Galp Energia SGPS S.A.	496
660,603		Jeronimo Martins SGPS S.A.	12,837
		TOTAL PORTUGAL	13,781

RUSSIA - 0.1%
734,800		Sberbank of Russian Federation (ADR)	12,385
		TOTAL RUSSIA	12,385

SINGAPORE - 0.4%
228,645		Ascendas REIT	464
225,146		CapitaCommercial Trust	324
766,946		CapitaLand Ltd	2,018
476,617		CapitaMall Trust	758
143,700		City Developments Ltd	1,336
45,948		ComfortDelgro Corp Ltd	68
1,277,162		DBS Group Holdings Ltd	23,623
145,092		Genting Singapore plc	142
61,895		Global Logistic Properties	156
164,965	e	Golden Agri-Resources Ltd	46
2,066		Jardine Cycle & Carriage Ltd	63
314,368		Keppel Corp Ltd	1,720
54,756		Keppel Infrastructure Trust	23
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

79,650		K-REIT Asia	$75
1,339,348		Oversea-Chinese Banking Corp	12,373
785,500	*	Sea Ltd (ADR)	10,471
22,948	e	SembCorp Industries Ltd	52
286,485	e	SembCorp Marine Ltd	393
112,984		Singapore Airlines Ltd	900
15,300		Singapore Airport Terminal Services Ltd	59
449,643		Singapore Exchange Ltd	2,497
406,425	e	Singapore Press Holdings Ltd	804
369,907		Singapore Technologies Engineering Ltd	900
2,656,491		Singapore Telecommunications Ltd	7,082
14,030		StarHub Ltd	30
236,800		Suntec Real Estate Investment Trust	380
557,762		United Overseas Bank Ltd	10,995
52,231		UOL Group Ltd	345
300,000		Venture Corp Ltd	4,580
35,862		Wilmar International Ltd	83
		TOTAL SINGAPORE	82,760

SOUTH AFRICA - 0.2%
140,000		Aspen Pharmacare Holdings Ltd	3,138
36,985		Investec plc	266
330,000	e	Kumba Iron Ore Ltd	10,112
19,985	e	Mediclinic International plc	175
578,498		Mondi plc	15,035
32,300		Naspers Ltd (N Shares)	8,949
		TOTAL SOUTH AFRICA	37,675

SPAIN - 0.6%
39,300		Abertis Infraestructuras S.A. (Continuous)	874
13,279		ACS Actividades Construccion y Servicios S.A.	519
3,733	g	Aena S.A.	755
474,369		Amadeus IT Holding S.A.	34,137
4,000		Axia Real Estate SOCIMI S.A.	88
637,226		Banco Bilbao Vizcaya Argentaria S.A.	5,415
295,069		Banco de Sabadell S.A.	585
1,869,605		Banco Santander S.A.	12,258
55,088		Bankia S.A.	263
37,977		Bankinter S.A.	359
3,883,134		CaixaBank S.A.	18,052
60,719		Corp Mapfre S.A.	195
12,871	e	Enagas	368
166,968		Endesa S.A.	3,571
28,050		Ferrovial S.A.	637
13,428	e	Gamesa Corp Tecnologica S.A.	184
19,992		Gas Natural SDG S.A.	461
61,926	e	Grifols S.A.	1,811
7,000		Hispania Activos Inmobiliarios SAU	132
2,213,420		Iberdrola S.A.	17,135
486,062		Industria De Diseno Textil S.A.	16,901
15,000		Inmobiliaria Colonial S.A.	149
7,000		Lar Espana Real Estate Socimi S.A.	74
108,528	*,†,e,m	Let’s GOWEX S.A.	6
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

25,000		Merlin Properties Socimi S.A.	$339
24,719		Red Electrica Corp S.A.	555
254,398		Repsol YPF S.A.	4,492
978,659		Telefonica S.A.	9,530
		TOTAL SPAIN	129,845

SWEDEN - 0.6%
16,742		Alfa Laval AB	396
836,853		Assa Abloy AB	17,349
367,660		Atlas Copco AB (A Shares)	15,867
106,735		Atlas Copco AB (B Shares)	4,091
20,330	e	Autoliv, Inc	2,583
389,191		Boliden AB	13,309
10,000		Castellum AB	169
13,407		Electrolux AB (Series B)	432
172,084		Ericsson (LM) (B Shares)	1,136
33,731	*	Essity AB	959
12,000		Fabege AB	256
22,000	*	Fastighets AB Balder	588
12,945	e	Getinge AB (B Shares)	188
53,211	e	Hennes & Mauritz AB (B Shares)	1,101
299,497		Hexagon AB (B Shares)	15,024
23,680		Husqvarna AB (B Shares)	225
4,553	e	ICA Gruppen AB	165
10,009		Industrivarden AB	247
413,283	e	Intrum Justitia AB	15,281
299,339		Investment AB Kinnevik (B Shares)	10,115
25,644		Investor AB (B Shares)	1,169
200,000		JM AB	4,556
20,000		Kungsleden AB	145
2,156		Lundbergs AB (B Shares)	161
10,291	*	Lundin Petroleum AB	236
170,544		Nordea Bank AB	2,065
63,726		Sandvik AB	1,115
11,712	*	SAS AB	30
17,523		Securitas AB (B Shares)	306
326,683		Skandinaviska Enskilda Banken AB (Class A)	3,836
19,564		Skanska AB (B Shares)	405
20,931		SKF AB (B Shares)	465
84,861		Svenska Handelsbanken AB	1,160
208,948		Swedbank AB (A Shares)	5,041
10,124		Swedish Match AB	399
19,545		Tele2 AB (B Shares)	240
147,830		TeliaSonera AB	659
347,404		Volvo AB (B Shares)	6,469
		TOTAL SWEDEN	127,938

SWITZERLAND - 2.6%
180,954		ABB Ltd	4,847
9,409		Adecco S.A.	719
54,812		Baloise Holding AG.	8,520
126		Barry Callebaut AG.	263
304,367		Cie Financiere Richemont S.A.	27,566
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

13,061		Clariant AG.	$365
10,543		Coca-Cola HBC AG.	344
2,995,650		Credit Suisse Group	53,430
1,901	*	Dufry Group	282
466		EMS-Chemie Holding AG.	311
36,000		Flughafen Zuerich AG.	8,228
2,134		Geberit AG.	939
8,000		Georg Fischer AG.	10,561
522		Givaudan S.A.	1,206
7,319,801		Glencore Xstrata plc	38,312
25,814		Holcim Ltd	1,454
12,653		Julius Baer Group Ltd	774
300,000		Julius Baer Holding AG.	4,841
2,943		Kuehne & Nagel International AG.	521
58		Lindt & Spruengli AG.	354
6		Lindt & Spruengli AG. (Registered)	434
302,810		Lonza Group AG.	81,670
921,774		Nestle S.A.	79,251
1,416,455		Novartis AG.	119,198
2,215		Pargesa Holding S.A.	192
980	e	Partners Group	671
2,979		Phonak Holding AG.	465
3,500		PSP Swiss Property AG.	332
144,659		Roche Holding AG.	36,578
2,372		Schindler Holding AG.	545
1,149		Schindler Holding AG. (Registered)	260
306		SGS S.A.	798
122		Sika AG.	968
35,809		STMicroelectronics NV	781
572		Straumann Holding AG.	403
1,861		Swatch Group AG.	758
2,461		Swatch Group AG. (Registered)	188
1,864		Swiss Life Holding	659
7,583		Swiss Prime Site AG.	700
142,739		Swiss Re Ltd	13,349
1,463		Swisscom AG.	778
297,974		UBS AG.	5,475
22,711	e	Vifor Pharma AG.	2,907
217,243		Wolseley plc	15,590
35,976		Zurich Financial Services AG.	10,938
		TOTAL SWITZERLAND	537,725

TAIWAN - 0.3%
2,350,322		Advanced Semiconductor Engineering, Inc	3,008
202,000		Basso Industry Corp	452
292,000		Dadi Early-Childhood Education Group Ltd	2,389
1,900,000		Hon Hai Precision Industry Co, Ltd	6,041
2,238,478		Hota Industrial Manufacturing Co Ltd	10,981
60,000		Largan Precision Co Ltd	8,054
1,830,000		MediaTek, Inc	17,989
372,000		Nien Made Enterprise Co Ltd	3,963
		TOTAL TAIWAN	52,877
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

THAILAND - 0.1%
3,000,000		Delta Electronics Thai PCL	$6,743
1,286,500		Siam Commercial Bank PCL (ADR)	5,905
3,028,000		Tisco Financial Group PCL (ADR)	8,223
		TOTAL THAILAND	20,871

TURKEY - 0.1%
4,102,977		Turkcell Iletisim Hizmet AS	16,730
		TOTAL TURKEY	16,730

UNITED ARAB EMIRATES - 0.0%
120,000		NMC Health plc	4,674
		TOTAL UNITED ARAB EMIRATES	4,674

UNITED KINGDOM - 5.1%
54,980		3i Group plc	677
10,532		Admiral Group plc	284
74,728	e	Anglo American plc (London)	1,554
1,480,155		Ashtead Group plc	39,700
156,900	*	ASOS plc	14,155
111,345		Associated British Foods plc	4,239
350,972		AstraZeneca plc	24,219
53,875	g	Auto Trader Group plc	257
1,402,859		Aviva plc	9,568
14,232	e	Babcock International Group	136
180,044		BAE Systems plc	1,391
2,017,941		Barclays plc	5,524
56,265		Barratt Developments plc	491
1,028,700		Beazley plc	7,419
296,731	*	Belmond Ltd.	3,635
107,230		Berkeley Group Holdings plc	6,076
100,000		Big Yellow Group plc	1,174
3,086,000	*,e	boohoo.com plc	7,854
5,319,613		BP plc	37,319
1,379,550		British American Tobacco plc	93,256
254,685		British Land Co plc	2,372
959,319		Britvic plc	10,528
474,725		BT Group plc	1,741
18,812		Bunzl plc	526
23,898		Burberry Group plc	576
36,582		Capita Group plc	198
20,000		Capital & Counties Properties	86
308,901		Centrica plc	573
686,400	e	Cineworld Group plc	5,554
5,661,236		CNH Industrial NV	75,739
130,289	*	Cobham plc	222
12,249		Coca-Cola European Partners plc (Class A)	488
88,982		Compass Group plc	1,919
71,443	g	ConvaTec Group plc	197
7,689		Croda International plc	458
102,330	*,e	CYBG plc	468
4,880		DCC plc	491
233,800		Dechra Pharmaceuticals plc	6,597
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

369,719	*	Delphi Automotive plc	$31,363
30,000		Derwent London plc	1,263
1,221,588		Diageo plc	44,777
74,992		Direct Line Insurance Group plc	386
8,322		easyJet plc	164
2,992,457		Electrocomponents plc	25,261
52,694		Experian Group Ltd	1,162
861,174		Fevertree Drinks plc	26,475
898,092	*	Fiat DaimlerChrysler Automobiles NV	16,034
95,249		GKN plc	410
1,722,135		GlaxoSmithKline plc	30,498
140,000		Great Portland Estates plc	1,299
88,668		Group 4 Securicor plc	319
145,423		Hammerson plc	1,073
14,243		Hargreaves Lansdown plc	346
1,328,624		HSBC Holdings plc	13,722
16,043		IMI plc	289
53,873		Imperial Tobacco Group plc	2,298
800,000		Inchcape plc	8,428
10,206		InterContinental Hotels Group plc	649
35,245		International Consolidated Airlines Group S.A.	305
315,000		International Consolidated Airlines Group S.A. (London)	2,759
8,863		Intertek Group plc	620
25,000	e	Intu Properties plc	85
202,240		ITV plc	452
93,497		J Sainsbury plc	304
37,606		John Wood Group plc	329
10,892		Johnson Matthey plc	451
1,426,714	*	Just Eat plc	15,007
124,202		Kingfisher plc	566
142,066		Land Securities Group plc	1,930
6,248,892		Legal & General Group plc	23,006
119,119	*	Liberty Global plc	4,031
187,284	*	Liberty Global plc (Class A)	6,712
4,044,742		Lloyds TSB Group plc	3,709
101,589		London Stock Exchange Group plc	5,196
3,660,337		Man Group plc	10,185
91,687	e	Marks & Spencer Group plc	389
43,745		Meggitt plc	284
41,753	g	Merlin Entertainments plc	205
24,499		Micro Focus International plc	833
192,503		National Grid plc	2,269
20,628		Next plc	1,257
272,235		Old Mutual plc	852
44,855		Pearson plc	444
25,912		Pentair plc	1,830
17,321		Persimmon plc	640
2,703,944		Prudential plc	69,249
2,154,808	*,e	Purplebricks Group plc	12,110
121,717		Reckitt Benckiser Group plc	11,355
885,229		Reed Elsevier NV	20,346
153,190		Reed Elsevier plc	3,592
227,462		Rightmove plc	13,804
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

72,280		Rio Tinto Ltd	$4,250
641,724		Rio Tinto plc	33,663
92,455		Rolls-Royce Group plc	1,055
197,820	*	Royal Bank of Scotland Group plc	742
49,037		Royal Mail plc	300
54,636		RSA Insurance Group plc	466
50,000		Safestore Holdings plc	336
61,552		Sage Group plc	662
7,163		Schroders plc	339
56,222		Scottish & Southern Energy plc	999
172,669		Segro plc	1,367
12,976		Severn Trent plc	378
15,000		Shaftesbury plc	211
443,903		Shire Ltd	23,004
57,194	*	Sky plc	781
120,516		Smith & Nephew plc	2,085
22,767		Smiths Group plc	457
30,409		St. James’s Place plc	502
539,631	*	Standard Chartered plc	5,667
149,634		Standard Life plc	880
4,085,359		Taylor Wimpey plc	11,385
59,255		TechnipFMC plc	1,855
9,974,510		Tesco plc	28,180
14,013		Travis Perkins plc	296
389,422		Unilever NV	21,926
249,792		Unilever plc	13,855
38,845		United Utilities Group plc	435
1,991,100		Vesuvius plc	15,632
20,631,556		Vodafone Group plc	65,216
12,014		Weir Group plc	344
163,783		Whitbread plc	8,845
126,479		WM Morrison Supermarkets plc	376
112,500	g	Worldpay Group plc	646
850,936		WPP plc	15,373
431,478	g	ZPG plc	1,926
		TOTAL UNITED KINGDOM	1,053,417

UNITED STATES - 59.5%
454,377		3M Co	106,947
27,929		A.O. Smith Corp	1,711
191,200		Aaron’s, Inc	7,619
1,986,884		Abbott Laboratories	113,391
964,189		AbbVie, Inc	93,247
210,974		Accenture plc	32,298
197,467		Activision Blizzard, Inc	12,504
6,365		Acuity Brands, Inc	1,120
86,204	*	Adobe Systems, Inc	15,106
25,337		Advance Auto Parts, Inc	2,526
617,093	*,e	Advanced Micro Devices, Inc	6,344
165,951		AES Corp	1,797
249,928		Aetna Inc	45,085
8,027		Affiliated Managers Group, Inc	1,648
80,572		Aflac, Inc	7,073
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

20,572		AGCO Corp	$1,469
167,728		Agilent Technologies, Inc	11,233
47,641		AGNC Investment Corp	962
10,000		Agree Realty Corp	514
179,244		Air Products & Chemicals, Inc	29,410
63,149	*	Akamai Technologies, Inc	4,107
129,163		Albemarle Corp	16,519
31,195		Alexandria Real Estate Equities, Inc	4,074
526,826	*	Alexion Pharmaceuticals, Inc	63,003
21,162	*	Align Technology, Inc	4,702
40,661	*,e	Alkermes plc	2,225
5,305	*	Alleghany Corp	3,162
27,218		Allegion plc	2,165
61,695		Allergan plc	10,092
11,790		Alliance Data Systems Corp	2,989
82,609		Alliant Energy Corp	3,520
170,000	e	Allison Transmission Holdings, Inc	7,322
159,364		Allstate Corp	16,687
108,863		Ally Financial, Inc	3,174
17,399	*	Alnylam Pharmaceuticals, Inc	2,211
135,797	*	Alphabet, Inc (Class A)	143,049
183,937	*	Alphabet, Inc (Class C)	192,472
403,674		Altria Group, Inc	28,826
235,213	*	Amazon.com, Inc	275,074
130,000	*	AMC Networks, Inc	7,030
120,000		Amdocs Ltd	7,858
3,090		Amerco, Inc	1,168
71,482		Ameren Corp	4,217
28,558		American Airlines Group, Inc	1,486
285,666		American Electric Power Co, Inc	21,016
421,882		American Express Co	41,897
96,519		American Financial Group, Inc	10,476
35,000		American Homes 4 Rent	764
1,248,205		American International Group, Inc	74,368
68,975		American Tower Corp	9,841
48,256		American Water Works Co, Inc	4,415
135,237		Ameriprise Financial, Inc	22,919
44,759		AmerisourceBergen Corp	4,110
55,558		Ametek, Inc	4,026
206,369		Amgen, Inc	35,888
63,118		Amphenol Corp (Class A)	5,542
599,788		Anadarko Petroleum Corp	32,173
56,330		Analog Devices, Inc	5,015
31,911		Andeavor	3,649
362,783		Annaly Capital Management, Inc	4,313
21,507	*	Ansys, Inc	3,174
98,297	*	Antero Resources Corp	1,868
171,306		Anthem, Inc	38,546
49,338		Aon plc	6,611
56,130		Apache Corp	2,370
10,000		Apartment Investment & Management Co (Class A)	437
2,526,772		Apple, Inc	427,606
659,391		Applied Materials, Inc	33,708
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

75,546		ARAMARK Holdings Corp	$3,229
37,477	*	Arch Capital Group Ltd	3,402
118,362		Archer Daniels Midland Co	4,744
50,928		Arconic, Inc	1,388
12,411	*	Arista Networks, Inc	2,924
24,604	*	Arrow Electronics, Inc	1,978
51,917		Arthur J. Gallagher & Co	3,285
42,000	*	Asbury Automotive Group, Inc	2,688
162,562		Ashland Global Holdings, Inc	11,574
21,703		Assurant, Inc	2,189
1,989,211		AT&T, Inc	77,340
252,058	*	Athene Holding Ltd	13,034
35,278		Atmos Energy Corp	3,030
28,666	*	Autodesk, Inc	3,005
168,937		Automatic Data Processing, Inc	19,798
25,769	*,e	Autonation, Inc	1,323
6,761	*	AutoZone, Inc	4,810
35,300		AvalonBay Communities, Inc	6,298
29,289		Avery Dennison Corp	3,364
46,835		Avnet, Inc	1,856
145,026	*	Axalta Coating Systems Ltd	4,693
37,627		Axis Capital Holdings Ltd	1,891
52,315		Baker Hughes a GE Co	1,655
91,664		Ball Corp	3,469
8,114,492		Bank of America Corp	239,540
654,280		Bank of New York Mellon Corp	35,240
70,000		Barnes Group, Inc	4,429
724,356		Baxter International, Inc	46,822
149,936		BB&T Corp	7,455
51,419		Becton Dickinson & Co	11,007
25,720		Bed Bath & Beyond, Inc	566
648,439	*	Berkshire Hathaway, Inc (Class B)	128,534
778,280	*	Berry Plastics Group, Inc	45,662
168,928		Best Buy Co, Inc	11,567
75,390	*	Biogen Idec, Inc	24,017
62,163	*	BioMarin Pharmaceuticals, Inc	5,543
36,940		BlackRock, Inc	18,976
165,000		Blackstone Group LP	5,283
190,688		Boeing Co	56,236
33,307		BorgWarner, Inc	1,702
54,388		Boston Properties, Inc	7,072
563,326	*	Boston Scientific Corp	13,965
10,557	*	Brighthouse Financial, Inc	619
90,000	e	Brinker International, Inc	3,496
1,067,113		Bristol-Myers Squibb Co	65,393
122,707		Brixmor Property Group, Inc	2,290
309,458		Broadcom Ltd	79,500
36,639		Broadridge Financial Solutions, Inc	3,319
62,223		Brown-Forman Corp (Class B)	4,273
171,696		Bunge Ltd	11,517
90,822		CA, Inc	3,023
117,551		Cabot Oil & Gas Corp	3,362
97,000	*	CACI International, Inc (Class A)	12,838
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

85,397	*	Cadence Design Systems, Inc	$3,571
150,000		CalAtlantic Group, Inc	8,458
45,960		Camden Property Trust	4,231
70,309	e	Campbell Soup Co	3,383
472,749		Capital One Financial Corp	47,076
71,236		Cardinal Health, Inc	4,365
31,075	*	Carmax, Inc	1,993
175,225		Carnival Corp	11,630
110,822		Carnival plc	7,292
50,000		Carter’s, Inc	5,874
533,579		Caterpillar, Inc	84,081
32,379		CBOE Holdings, Inc	4,034
41,775	*	CBRE Group, Inc	1,809
342,270		CBS Corp (Class B)	20,194
38,269		CDK Global, Inc	2,728
238,734		CDW Corp	16,590
29,939		Celanese Corp (Series A)	3,206
249,083	*	Celgene Corp	25,994
144,029	*	Centene Corp	14,530
180,951		Centerpoint Energy, Inc	5,132
263,158		CenturyLink, Inc	4,389
105,774	*	Cerner Corp	7,128
33,491		CF Industries Holdings, Inc	1,425
45,990	e	CH Robinson Worldwide, Inc	4,097
166,865		Charles Schwab Corp	8,572
55,717	*	Charter Communications, Inc	18,719
40,000		Chemed Corp	9,721
223,373		Chemours Co	11,182
66,699	*	Cheniere Energy, Inc	3,591
1,004,085		Chevron Corp	125,701
9,404	*	Chipotle Mexican Grill, Inc (Class A)	2,718
302,448		Chubb Ltd	44,197
76,689		Church & Dwight Co, Inc	3,847
168,600	*	Ciena Corp	3,529
561,618		Cigna Corp	114,059
51,052		Cimarex Energy Co	6,229
47,475		Cincinnati Financial Corp	3,559
23,714		Cintas Corp	3,695
80,000	*	Cirrus Logic, Inc	4,149
4,574,063		Cisco Systems, Inc	175,187
155,924		CIT Group, Inc	7,676
1,163,778		Citigroup, Inc	86,597
506,132		Citizens Financial Group, Inc	21,247
33,176	*	Citrix Systems, Inc	2,919
35,210		Clorox Co	5,237
77,172		CME Group, Inc	11,271
87,656		CMS Energy Corp	4,146
2,002,059		Coca-Cola Co	91,854
23,734		Cognex Corp	1,452
109,552		Cognizant Technology Solutions Corp (Class A)	7,780
251,001	*	Colfax Corp	9,945
267,770		Colgate-Palmolive Co	20,203
67,923		Colony NorthStar, Inc	775
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,602,619		Comcast Corp (Class A)	$184,335
224,193		Comerica, Inc	19,462
34,608	*	CommScope Holding Co, Inc	1,309
825,632		ConAgra Foods, Inc	31,102
631,437	*	Concho Resources, Inc	94,854
174,083		ConocoPhillips	9,555
300,000		Conseco, Inc	7,407
71,980		Consolidated Edison, Inc	6,115
46,121		Constellation Brands, Inc (Class A)	10,542
255,134	*	Continental Resources, Inc	13,514
18,440		Cooper Cos, Inc	4,018
9,776	e	Core Laboratories NV	1,071
176,784		Corning, Inc	5,655
8,582	*	CoStar Group, Inc	2,548
380,484		Costco Wholesale Corp	70,816
177,647		Coty, Inc	3,533
22,500	*,e	Credit Acceptance Corp	7,278
138,221		Crown Castle International Corp	15,344
46,325	*	Crown Holdings, Inc	2,606
120,000		CSRA, Inc	3,590
279,474		CSX Corp	15,374
14,000		CubeSmart	405
260,836		Cummins, Inc	46,074
168,384		CVS Health Corp	12,208
212,268		Danaher Corp	19,703
106,704		Darden Restaurants, Inc	10,246
44,990	*	DaVita, Inc	3,251
8,000		DCT Industrial Trust, Inc	470
65,000		DDR Corp	582
56,321		Deere & Co	8,815
303,016		Delek US Holdings, Inc	10,587
61,256	*	Dell Technologies, Inc-VMware Inc	4,979
105,975	*	Delphi Technologies plc	5,561
146,078		Delta Air Lines, Inc	8,180
110,000		Deluxe Corp	8,452
31,149		Dentsply Sirona, Inc	2,051
75,692		Devon Energy Corp	3,134
20,930	*,e	DexCom, Inc	1,201
173,773	*	Diamondback Energy, Inc	21,939
35,000		DiamondRock Hospitality Co	395
28,116		Dick’s Sporting Goods, Inc	808
43,130		Digital Realty Trust, Inc	4,913
173,431		Discover Financial Services	13,340
44,372	*,e	Discovery Communications, Inc (Class A)	993
65,531	*	Discovery Communications, Inc (Class C)	1,387
72,406	*	DISH Network Corp (Class A)	3,457
76,064		Dollar General Corp	7,075
103,005	*	Dollar Tree, Inc	11,053
145,158		Dominion Resources, Inc	11,767
16,266		Domino’s Pizza, Inc	3,074
132,745		Dover Corp	13,406
1,439,135		DowDuPont, Inc	102,495
62,649		DR Horton, Inc	3,199
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

51,064		Dr Pepper Snapple Group, Inc	$4,956
91,329		DTE Energy Co	9,997
122,080		Duke Energy Corp	10,268
120,500		Duke Realty Corp	3,279
684,903		DXC Technology Co	64,997
758,178	*	E*TRADE Financial Corp	37,583
28,267		East West Bancorp, Inc	1,719
34,408		Eastman Chemical Co	3,188
88,345		Eaton Corp	6,980
21,013		Eaton Vance Corp	1,185
1,202,076	*	eBay, Inc	45,366
216,238		Ecolab, Inc	29,015
73,626		Edison International	4,656
7,000		Education Realty Trust, Inc	244
74,196	*	Edwards Lifesciences Corp	8,363
191,419	*	Electronic Arts, Inc	20,110
523,036		Eli Lilly & Co	44,176
85,000		EMCOR Group, Inc	6,949
510,340		Emerson Electric Co	35,566
1,016		Entercom Communications Corp (Class A)	11
47,824		Entergy Corp	3,892
14,424	*	Envision Healthcare Corp	498
1,129,465		EOG Resources, Inc	121,881
61,243		EQT Corp	3,486
30,998		Equifax, Inc	3,655
17,021		Equinix, Inc	7,714
17,000		Equity Lifestyle Properties, Inc	1,513
104,649		Equity Residential	6,673
23,682		Essex Property Trust, Inc	5,716
283,902		Estee Lauder Cos (Class A)	36,124
14,272		Everest Re Group Ltd	3,158
78,156		Eversource Energy	4,938
243,472		Exelon Corp	9,595
41,364		Expedia, Inc	4,954
54,393		Expeditors International of Washington, Inc	3,519
223,215	*	Express Scripts Holding Co	16,661
44,319		Extra Space Storage, Inc	3,876
1,527,387	d	Exxon Mobil Corp	127,751
23,719	*	F5 Networks, Inc	3,112
1,330,362	*	Facebook, Inc	234,756
75,422		Fastenal Co	4,125
32,746		Federal Realty Investment Trust	4,349
283,502		FedEx Corp	70,745
69,439		Fidelity National Information Services, Inc	6,534
113,373		Fifth Third Bancorp	3,440
63,356	*	First Data Corp	1,059
33,530		First Republic Bank	2,905
594,358		FirstEnergy Corp	18,199
45,671	*	Fiserv, Inc	5,989
15,239	*	FleetCor Technologies, Inc	2,932
1,253,639	*	Flextronics International Ltd	22,553
62,980		Flir Systems, Inc	2,936
24,991		Flowserve Corp	1,053
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

23,058		Fluor Corp	$1,191
31,919		FMC Corp	3,021
88,500		FNF Group	3,473
45,416		Foot Locker, Inc	2,129
546,428		Ford Motor Co	6,825
39,043	*	Fortinet, Inc	1,706
164,440		Fortive Corp	11,897
29,698		Fortune Brands Home & Security, Inc	2,033
30,000		Four Corners Property Trust, Inc	771
56,773		Franklin Resources, Inc	2,460
1,830,233	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	34,701
278,846		Gaming and Leisure Properties, Inc	10,317
278,035		Gap, Inc	9,470
33,288		Garmin Ltd	1,983
49,047	*	Gartner, Inc	6,040
193,864		General Dynamics Corp	39,442
2,120,627		General Electric Co	37,005
115,703		General Mills, Inc	6,860
4,461,000	*,†,m	General Motors Co	0
61,921,000	*,†,e,m	General Motors Co	0
69,850,000	*,†,m	General Motors Co	0
18,159,000	*,†,m	General Motors Co	0
26,439,985	*,†,m	General Motors Co	0
29,845,445	*,†,m	General Motors Co	0
183,095		General Motors Co	7,505
13,592,224	*,†,m	General Motors Co	0
18,106,794	*,†,m	General Motors Co	0
530,757	*,†,m	General Motors Co	0
19,417,463	*,†,m	General Motors Co	0
34,853		Genuine Parts Co	3,311
157,304		GGP, Inc	3,679
231,781		Gilead Sciences, Inc	16,605
37,077		Global Payments, Inc	3,717
296,565		Goldman Sachs Group, Inc	75,553
47,388		Goodyear Tire & Rubber Co	1,531
56,352	*,e	GrubHub, Inc	4,046
95,512		H&R Block, Inc	2,504
159,019		Halliburton Co	7,771
117,649	e	Hanesbrands, Inc	2,460
90,000	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,165
51,541	e	Harley-Davidson, Inc	2,622
29,872		Harris Corp	4,231
87,392		Hartford Financial Services Group, Inc	4,918
33,319		Hasbro, Inc	3,028
224,766	*	HCA Holdings, Inc	19,743
131,934		HCP, Inc	3,441
554,095	*	HD Supply Holdings, Inc	22,180
35,000		Healthcare Trust of America, Inc	1,051
170,000	*	HealthSouth Corp	8,400
21,348	e	Helmerich & Payne, Inc	1,380
48,224	*	Henry Schein, Inc	3,370
180,000		Herman Miller, Inc	7,209
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

40,969		Hershey Co	$4,650
41,396		Hess Corp	1,965
223,716		Hewlett Packard Enterprise Co	3,213
111,243		Hilltop Holdings, Inc	2,818
26,119		Hilton Worldwide Holdings, Inc	2,086
51,617		HollyFrontier Corp	2,644
101,165	*	Hologic, Inc	4,325
612,394		Home Depot, Inc	116,067
515,427		Honeywell International, Inc	79,046
115,148	e	Hormel Foods Corp	4,190
197,564		Host Marriott Corp	3,922
242,687		HP, Inc	5,099
35,000		Hudson Pacific Properties	1,199
113,530		Humana, Inc	28,163
1,612,090		Huntington Bancshares, Inc	23,472
73,998		Huntington Ingalls	17,441
41,138	*	IAC/InterActiveCorp	5,030
20,084		IDEX Corp	2,650
25,156	*	Idexx Laboratories, Inc	3,934
52,908	*	IHS Markit Ltd	2,389
54,939		Illinois Tool Works, Inc	9,167
77,011	*	Illumina, Inc	16,826
103,025	*	Imax Corp	2,385
43,427	*	Incyte Corp	4,113
266,298		Ingersoll-Rand plc	23,751
69,056		Ingredion, Inc	9,654
2,516,197		Intel Corp	116,148
141,223		IntercontinentalExchange Group, Inc	9,965
42,000		InterDigital, Inc	3,198
148,776		International Business Machines Corp	22,825
22,812		International Flavors & Fragrances, Inc	3,481
150,000		International Game Technology plc	3,976
91,133		International Paper Co	5,280
422,687		Interpublic Group of Cos, Inc	8,521
90,609		Intuit, Inc	14,296
36,969	*	Intuitive Surgical, Inc	13,491
61,754		Invesco Ltd	2,256
102,320		Invitation Homes, Inc	2,412
5,156	*	IPG Photonics Corp	1,104
46,810	*	IQVIA Holdings, Inc	4,583
61,400		Iron Mountain, Inc	2,317
7,456		Iron Mountain, Inc (CDI)	281
30,000	e	iShares Dow Jones US Real Estate Index Fund	2,430
430,940		iShares MSCI Canada Index Fund	12,773
1,436,256		iShares MSCI EAFE Index Fund	100,983
153,762	e	iShares NASDAQ Biotechnology ETF	16,417
140,000		ITT, Inc	7,472
80,233		J.B. Hunt Transport Services, Inc	9,225
37,674		J.M. Smucker Co	4,681
27,750		Jack Henry & Associates, Inc	3,246
21,499		Jacobs Engineering Group, Inc	1,418
77,739	*	Jazz Pharmaceuticals plc	10,468
7,000		JBG SMITH Properties	243
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,126,972		Johnson & Johnson	$157,460
124,893		Johnson Controls International plc	4,760
6,060		Jones Lang LaSalle, Inc	903
2,239,659		JPMorgan Chase & Co	239,509
105,038		Juniper Networks, Inc	2,994
56,152		Kansas City Southern Industries, Inc	5,908
72,667		Kellogg Co	4,940
52,000		Kennametal, Inc	2,517
217,774		Keycorp	4,393
17,000		Kilroy Realty Corp	1,269
94,158		Kimberly-Clark Corp	11,361
127,699		Kimco Realty Corp	2,318
453,849		Kinder Morgan, Inc	8,201
112,838		Kla-Tencor Corp	11,856
16,398		Knight-Swift Transportation Holdings, Inc	717
108,724		Kohl’s Corp	5,896
130,000		Korn/Ferry International	5,379
403,200		Kraft Heinz Co	31,353
309,600		Kroger Co	8,499
63,537		L Brands, Inc	3,826
10,493		L3 Technologies, Inc	2,076
85,941	*	Laboratory Corp of America Holdings	13,708
78,552		Lam Research Corp	14,459
133,990		Las Vegas Sands Corp	9,311
116,500		Lazard Ltd (Class A)	6,116
108,211		Lear Corp	19,117
46,298		Leggett & Platt, Inc	2,210
136,564		Leidos Holdings, Inc	8,818
257		Lennar Corp (B Shares)	13
39,715		Lennar Corp (Class A)	2,512
13,923		Lennox International, Inc	2,900
85,988		Leucadia National Corp	2,278
144	*	Liberty Braves Group (Class A)	3
30,233	*	Liberty Broadband Corp (Class C)	2,575
389,752	*	Liberty Interactive Corp	9,518
27,627	*,e	Liberty Media Group (Class C)	944
49,455		Liberty Property Trust	2,127
13,546	*	Liberty SiriusXM Group (Class A)	537
24,416	*	Liberty SiriusXM Group (Class C)	968
239,686		Lincoln National Corp	18,425
19,791	*	Live Nation, Inc	843
70,657	*	LKQ Corp	2,874
41,190		Lockheed Martin Corp	13,224
73,916		Loews Corp	3,698
265,432		Lowe’s Companies, Inc	24,669
36,755	*	Lululemon Athletica, Inc	2,889
217,840	*,e	Lumentum Holdings, Inc	10,652
64,512		LyondellBasell Industries AF S.C.A	7,117
51,645		M&T Bank Corp	8,831
50,566		Macerich Co	3,321
24,566		Macquarie Infrastructure Co LLC	1,577
86,887	e	Macy’s, Inc	2,189
31,826	*,e	Mallinckrodt plc	718
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

106,169		Manpower, Inc	$13,389
115,136		Marathon Oil Corp	1,949
136,826		Marathon Petroleum Corp	9,028
3,792	*	Markel Corp	4,320
62,790		Marriott International, Inc (Class A)	8,522
179,699		Marsh & McLennan Cos, Inc	14,626
14,861		Martin Marietta Materials, Inc	3,285
138,113		Masco Corp	6,069
125,000	*	Mastec, Inc	6,119
363,358		MasterCard, Inc (Class A)	54,998
211,916	*,e	Matador Resources Co	6,597
273,243	e	Mattel, Inc	4,202
65,988		Maxim Integrated Products, Inc	3,450
36,473		McCormick & Co, Inc	3,717
562,620		McDonald’s Corp	96,838
51,620		McKesson Corp	8,050
32,190	*	MEDNAX, Inc	1,720
278,374		Medtronic plc	22,479
64,455	e	Merrimack Pharmaceuticals, Inc	661
421,942		Metlife, Inc	21,333
6,190	*	Mettler-Toledo International, Inc	3,835
436,570	e	MGM Growth Properties LLC	12,726
749,704		MGM Resorts International	25,033
64,339	*	Michael Kors Holdings Ltd	4,050
200,000	*	Michaels Cos, Inc	4,838
37,242		Microchip Technology, Inc	3,273
311,442	*	Micron Technology, Inc	12,806
175,000	*	Microsemi Corp	9,039
3,604,230		Microsoft Corp	308,306
38,843		Mid-America Apartment Communities, Inc	3,906
11,942	*	Middleby Corp	1,612
61,096	*	Mohawk Industries, Inc	16,856
159,786		Molson Coors Brewing Co (Class B)	13,114
587,744		Mondelez International, Inc	25,155
197,079		Monsanto Co	23,015
482,434	*	Monster Beverage Corp	30,533
33,065		Moody’s Corp	4,881
1,091,768		Morgan Stanley	57,285
54,876		Mosaic Co	1,408
41,132		Motorola, Inc	3,716
24,177		MSCI, Inc (Class A)	3,059
1,838		Murphy Oil Corp	57
378,145	*	Mylan NV	15,999
39,613		NASDAQ OMX Group, Inc	3,043
60,586		National Oilwell Varco, Inc	2,182
68,055		National Retail Properties, Inc	2,935
8,030		Navient Corp	107
222,647		NetApp, Inc	12,317
89,092	*	NetFlix, Inc	17,102
181,383		New York Community Bancorp, Inc	2,362
232,250		Newell Rubbermaid, Inc	7,177
43,660	*	Newfield Exploration Co	1,377
419,023		Newmont Mining Corp	15,722
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

74,676		News Corp	$1,210
132,630		NextEra Energy, Inc	20,715
95,478		Nielsen NV	3,475
983,181		Nike, Inc (Class B)	61,498
126,523		NiSource, Inc	3,248
106,143		Noble Energy, Inc	3,093
23,839	e	Nordstrom, Inc	1,129
53,675		Norfolk Southern Corp	7,778
43,914		Northern Trust Corp	4,387
136,828		Northrop Grumman Corp	41,994
32,011	*	Norwegian Cruise Line Holdings Ltd	1,705
44,606	*	Nuance Communications, Inc	729
46,821		Nucor Corp	2,977
165,510		NVIDIA Corp	32,026
8,492	*	NVR, Inc	29,792
277,803		Occidental Petroleum Corp	20,463
70,846		OGE Energy Corp	2,332
7,697		Old Dominion Freight Line	1,013
674,605		Olin Corp	24,002
57,315		Omnicom Group, Inc	4,174
65,485		Oneok, Inc	3,500
1,864,755		Oracle Corp	88,166
20,639	*	O’Reilly Automotive, Inc	4,965
204,263		Owens Corning, Inc	18,780
70,616		PACCAR, Inc	5,019
28,775		Packaging Corp of America	3,469
23,332	*	Palo Alto Networks, Inc	3,382
361,021		Parker-Hannifin Corp	72,053
845,964	*	Parsley Energy, Inc	24,905
26,946		Patterson Cos, Inc	974
43,475		Paychex, Inc	2,960
1,126,744	*	PayPal Holdings, Inc	82,951
108,000	*	Penn National Gaming, Inc	3,384
109,719		People’s United Financial, Inc	2,052
493,428		PepsiCo, Inc	59,172
52,884		Perrigo Co plc	4,609
3,766,561		Pfizer, Inc	136,425
490,090		PG&E Corp	21,971
981,708		Philip Morris International, Inc	103,717
127,600		Phillips 66	12,907
400,000	*,e	Pilgrim’s Pride Corp	12,424
666,253		Pinnacle Foods, Inc	39,622
40,232		Pinnacle West Capital Corp	3,427
93,161		Pioneer Natural Resources Co	16,103
377,000		Plains All American Pipeline LP	7,781
101,455		Plains GP Holdings LP	2,227
149,308		PNC Financial Services Group, Inc	21,544
17,948		Polaris Industries, Inc	2,225
146,080		PPG Industries, Inc	17,065
152,981		PPL Corp	4,735
83,414		Praxair, Inc	12,902
12,389	*	Priceline.com, Inc	21,529
45,646		Principal Financial Group	3,221
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

551,123		Procter & Gamble Co	$50,637
472,329		Progressive Corp	26,602
157,712		Prologis, Inc	10,174
54,000	*	Proofpoint, Inc	4,796
70,810		Prudential Financial, Inc	8,142
111,273		Public Service Enterprise Group, Inc	5,731
36,727		Public Storage, Inc	7,676
60,180		Pulte Homes, Inc	2,001
22,109		PVH Corp	3,034
17,289	*	QIAGEN NV	539
21,898	*	Qorvo, Inc	1,458
18,000		QTS Realty Trust, Inc	975
683,991		QUALCOMM, INC	43,789
54,701		Quest Diagnostics, Inc	5,388
18,047	e	Ralph Lauren Corp	1,871
111,218		Range Resources Corp	1,897
23,726		Raymond James Financial, Inc	2,119
280,818		Raytheon Co	52,752
83,142		Realty Income Corp	4,741
37,953	*	Red Hat, Inc	4,558
79,019		Regency Centers Corp	5,467
14,849	*	Regeneron Pharmaceuticals, Inc	5,583
186,242		Regions Financial Corp	3,218
79,842		Reinsurance Group of America, Inc (Class A)	12,450
61,923		Republic Services, Inc	4,187
41,357		Resmed, Inc	3,503
25,000		Retail Opportunities Investment Corp	499
70,000	*	Retrophin, Inc	1,475
178,000		Rexford Industrial Realty, Inc	5,190
24,489		Robert Half International, Inc	1,360
20,657		Rockwell Automation, Inc	4,056
35,359		Rockwell Collins, Inc	4,795
45,652		Rollins, Inc	2,124
86,746		Roper Industries, Inc	22,467
87,729		Ross Stores, Inc	7,040
83	*,m	Rovi Guides, Inc	0	^
28,059		Royal Caribbean Cruises Ltd	3,347
770,943	*	RSP Permian, Inc	31,362
34,380		S&P Global, Inc	5,824
87,574		Sabre Corp	1,795
633,978	*	salesforce.com, Inc	64,812
657,600		Samsonite International	3,022
200,000	*	Sanmina Corp	6,600
16,019	*	SBA Communications Corp	2,617
59,611		SCANA Corp	2,371
684,390	*	Schering-Plough Corp	38,511
820,175		Schlumberger Ltd	55,272
94,052		Scripps Networks Interactive (Class A)	8,030
46,078	e	Seagate Technology, Inc	1,928
65,346		Sealed Air Corp	3,222
25,838	*	Seattle Genetics, Inc	1,382
35,574		SEI Investments Co	2,556
88,315		Sempra Energy	9,443
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,829	*,e	Sensata Technologies Holding BV	$1,371
146,100	*	ServiceMaster Global Holdings, Inc	7,491
89,634	*	ServiceNow, Inc	11,687
16,460		Sherwin-Williams Co	6,749
10,952	*	Signature Bank	1,503
21,310	e	Signet Jewelers Ltd	1,205
76,368		Simon Property Group, Inc	13,115
463,205	e	Sirius XM Holdings, Inc	2,483
26,706		Skyworks Solutions, Inc	2,536
36,613		SL Green Realty Corp	3,695
13,870		Snap-On, Inc	2,418
198,694		Southern Co	9,555
243,207		Southwest Airlines Co	15,918
11,951	e	Spectrum Brands, Inc	1,343
143,433		Spirit Aerosystems Holdings, Inc (Class A)	12,515
100,000		Spirit Realty Capital, Inc	858
24,230	*	Splunk, Inc	2,007
216,228	*,e	Sprint Corp	1,274
31,832	*	Square, Inc	1,104
40,719		SS&C Technologies Holdings, Inc	1,648
157,987		Stanley Works	26,809
453,800		Starbucks Corp	26,062
178,603		State Street Corp	17,433
36,253		Steel Dynamics, Inc	1,564
31,460	*	Stericycle, Inc	2,139
76,216		Stryker Corp	11,801
101,400	*	Summit Materials, Inc	3,188
14,000		Sun Communities, Inc	1,299
45,000		Sunstone Hotel Investors, Inc	744
1,051,247		SunTrust Banks, Inc	67,900
7,464	*	SVB Financial Group	1,745
148,384		Symantec Corp	4,164
411,574		Synchrony Financial	15,891
38,606	*	Synopsys, Inc	3,291
108,499		Sysco Corp	6,589
49,821		T Rowe Price Group, Inc	5,228
69,591	*	Take-Two Interactive Software, Inc	7,640
78,657		Tapestry, Inc	3,479
28,007		Targa Resources Investments, Inc	1,356
202,481		Target Corp	13,212
221,834		TCF Financial Corp	4,548
42,540		TD Ameritrade Holding Corp	2,175
200,328		TE Connectivity Ltd	19,039
13,460		Teleflex, Inc	3,349
754,168		Terex Corp	36,366
14,000		Terreno Realty Corp	491
50,066	*,e	TESARO, Inc	4,149
18,849	*,e	Tesla, Inc	5,869
90,000		Tetra Tech, Inc	4,333
169,774		Texas Instruments, Inc	17,731
294,272		Textron, Inc	16,653
77,547		Thermo Fisher Scientific, Inc	14,725
60,000		Thor Industries, Inc	9,043
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

45,401		Tiffany & Co	$4,719
327,725		Time Warner, Inc	29,977
526,300		TJX Companies, Inc	40,241
180,798	*	T-Mobile US, Inc	11,482
36,918		Toll Brothers, Inc	1,773
33,942		Torchmark Corp	3,079
48,401		Total System Services, Inc	3,828
42,566		Tractor Supply Co	3,182
12,670	e	TransDigm Group, Inc	3,479
21,184	*	TransUnion	1,164
56,060		Travelers Cos, Inc	7,604
44,864	*	Trimble Navigation Ltd	1,823
51,962	*,e	TripAdvisor, Inc	1,791
309,325		Tronox Ltd	6,344
219,667		Twenty-First Century Fox, Inc	7,585
120,563		Twenty-First Century Fox, Inc (Class B)	4,114
106,118	*	Twitter, Inc	2,548
67,436		Tyson Foods, Inc (Class A)	5,467
82,888		UDR, Inc	3,193
66,868		UGI Corp	3,139
18,556	*	Ulta Beauty, Inc	4,150
21,385	*,e	Under Armour, Inc	285
41,467	*,e	Under Armour, Inc (Class A)	598
780,098		Union Pacific Corp	104,611
65,576	*	United Continental Holdings, Inc	4,420
123,903		United Parcel Service, Inc (Class B)	14,763
216,672	*	United Rentals, Inc	37,248
132,534		United Technologies Corp	16,907
50,447	*	United Therapeutics Corp	7,464
492,266		UnitedHealth Group, Inc	108,525
30,260		Universal Health Services, Inc (Class B)	3,430
36,359		UnumProvident Corp	1,996
292,355		US Bancorp	15,664
105,927	*	USG Corp	4,085
13,954		Vail Resorts, Inc	2,965
30,961	*	Valeant Pharmaceuticals International, Inc	645
140,423		Valero Energy Corp	12,906
684,107		Valvoline, Inc	17,144
50,000		Vanguard FTSE Developed Markets ETF	2,243
50,592	*,e	Vantiv, Inc	3,721
29,889	*	Varian Medical Systems, Inc	3,322
34,013	*	Veeva Systems, Inc	1,880
88,426		Ventas, Inc	5,306
284,689		VEREIT, Inc	2,218
28,198	*,e	VeriSign, Inc	3,227
45,237	*	Verisk Analytics, Inc	4,343
1,085,627		Verizon Communications, Inc	57,462
107,069	*	Vertex Pharmaceuticals, Inc	16,045
70,071		VF Corp	5,185
198,050		Viacom, Inc (Class B)	6,102
659,413		Visa, Inc (Class A)	75,186
75,000	*	Visteon Corp	9,385
29,502	*	Vistra Energy Corp	540
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,094	*,e	VMware, Inc (Class A)	$3,270
47,023		Vornado Realty Trust	3,676
128,318		Voya Financial, Inc	6,348
31,550		Vulcan Materials Co	4,050
77,448		W.R. Berkley Corp	5,549
17,371		W.W. Grainger, Inc	4,104
13,696	*	WABCO Holdings, Inc	1,965
28,431	e	Wabtec Corp	2,315
290,344		Walgreens Boots Alliance, Inc	21,085
638,323		Wal-Mart Stores, Inc	63,034
456,563		Walt Disney Co	49,085
142,380		Waste Management, Inc	12,287
18,866	*	Waters Corp	3,645
34,230	*,e	Weatherford International Ltd	143
78,280		WEC Energy Group, Inc	5,200
1,245,571		Wells Fargo & Co	75,569
99,354		Welltower, Inc	6,336
61,144		Westar Energy, Inc	3,228
122,145		Western Digital Corp	9,714
144,890		Western Union Co	2,754
232,087		Westlake Chemical Corp	24,724
117,582		WestRock Co	7,432
131,940		Weyerhaeuser Co	4,652
12,485		Whirlpool Corp	2,105
944,161		Williams Cos, Inc	28,787
16,806		Willis Towers Watson plc	2,532
20,024	*	Workday, Inc	2,037
673,199	*	WPX Energy, Inc	9,472
534,112		WR Grace and Co	37,457
75,799		Wyndham Worldwide Corp	8,783
59,947		Wynn Resorts Ltd	10,106
411,458		Xcel Energy, Inc	19,795
212,322		Xerox Corp	6,189
59,521		Xilinx, Inc	4,013
50,167		Xylem, Inc	3,421
96,592		Yum China Holdings, Inc	3,866
367,897		Yum! Brands, Inc	30,024
75,996	*	Zayo Group Holdings, Inc	2,797
19,034	*,e	Zillow Group, Inc (Class C)	779
45,343		Zimmer Holdings, Inc	5,472
568,715		Zions Bancorporation	28,908
369,037		Zoetis, Inc	26,585
		TOTAL UNITED STATES	12,356,632

URUGUAY - 0.2%
3,732,029	*	Arcos Dorados Holdings, Inc	38,627
		TOTAL URUGUAY	38,627

ZAMBIA - 0.0%
160,610		First Quantum Minerals Ltd	2,250
		TOTAL ZAMBIA	2,250

		TOTAL COMMON STOCKS	20,417,899
		(Cost $16,325,362)
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY			VALUE (000)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
254,398		Repsol S.A.			$116
		TOTAL SPAIN			116

		TOTAL RIGHTS / WARRANTS			116
		(Cost $116)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 3.0%
GOVERNMENT AGENCY DEBT - 0.1%
$10,110,000		Federal Home Loan Bank (FHLB)	1.080%	01/08/18	10,108
		TOTAL GOVERNMENT AGENCY DEBT			10,108

TREASURY DEBT - 1.6%
98,275,000		United States Treasury Bill	1.094-1.211	01/04/18	98,269
47,200,000		United States Treasury Bill	1.168	01/11/18	47,186
88,000,000		United States Treasury Bill	1.193	01/18/18	87,951
46,010,000		United States Treasury Bill	1.278	03/01/18	45,916
50,000,000		United States Treasury Bill	1.412	03/29/18	49,836
		TOTAL TREASURY DEBT			329,158

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
GOVERNMENT AGENCY DEBT - 0.0%
5,000,000		Federal National Mortgage Association (FNMA)	0.960	01/02/18	5,000
		TOTAL GOVERNMENT AGENCY DEBT			5,000

REPURCHASE AGREEMENT - 1.3%
24,000,000	r	Barclays	1.370	01/02/18	24,000
10,000,000	s	Citigroup	1.380	01/02/18	10,000
32,000,000	t	JP Morgan	1.410	01/02/18	32,000
20,000,000	u	Nomura	1.420	01/02/18	20,000
75,000,000	v	Royal Bank of Scotland	1.330	01/04/18	75,000
72,000,000	w	Royal Bank of Scotland	1.380	01/02/18	72,000
40,000,000	x	Societe Generale	1.370	01/02/18	40,000
		TOTAL REPURCHASE AGREEMENT			273,000

VARIABLE RATE SECURITIES - 0.0%
8,522,405	i	SLM Student Loan Trust	1.407	01/25/19	8,505

		TOTAL VARIABLE RATE SECURITIES			8,505

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			286,505

		TOTAL SHORT-TERM INVESTMENTS			625,771
		(Cost $625,774)
		TOTAL INVESTMENTS - 101.3%			21,043,786
		(Cost $16,951,252)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(269,548)
		NET ASSETS - 100.0%			$20,774,238
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $328,662,000.
g	Security is exempt from registration under rule 144 (A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/17, the aggregate value of these securities was $183,550,000 or 0.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
r	Agreement with Barclays, 1.37% dated 12/29/17 to be repurchased at $24,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $24,480,000.
s	Agreement with Citigroup, 1.38% dated 12/29/17 to be repurchased at $10,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $10,200,000.
t	Agreement with JP Morgan, 1.41% dated 12/29/17 to be repurchased at $32,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $32,642,000.
u	Agreement with Nomura, 1.42% dated 12/29/17 to be repurchased at $20,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $20,400,000.
v	Agreement with Royal Bank of Scotland, 1.33% dated 12/28/17 to be repurchased at $75,000,000 on 1/04/18, collateralized by U.S. Government Agency Securities valued at $76,505,000.
w	Agreement with Royal Bank of Scotland, 1.38% dated 12/29/17 to be repurchased at $72,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $73,444,000.
x	Agreement with Societe Generale, 1.37% dated 12/29/17 to be repurchased at $40,000,000 on 1/02/18, collateralized by U.S. Government Agency Securities valued at $40,800,000.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index	302	3/16/18	$30,243	$30,887	$644
S&P 500 E Mini Index	1,604	3/16/18	211,081	214,615	3,534
Total	1,906		$241,324	$245,502	$4,178
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2017

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,873,983	18.7%
INFORMATION TECHNOLOGY	3,670,116	17.7
CONSUMER DISCRETIONARY	2,741,536	13.2
INDUSTRIALS	2,412,595	11.6
HEALTH CARE	2,290,489	11.0
CONSUMER STAPLES	1,539,602	7.4
ENERGY	1,356,127	6.5
MATERIALS	1,310,719	6.3
REAL ESTATE	432,709	2.1
TELECOMMUNICATION SERVICES	395,647	1.9
UTILITIES	394,492	1.9
SHORT-TERM INVESTMENTS	625,771	3.0
OTHER ASSETS & LIABILITES, NET	(269,548)	(1.3)
NET ASSETS	$20,774,238	100.0%
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.1%
3,244		BorgWarner, Inc	$166
1,034,415	*	Delphi Automotive plc	87,749
241,560	*	Delphi Technologies plc	12,675
17,574		Gentex Corp	368
12,525	e	Harley-Davidson, Inc	637
295,550		Lear Corp	52,212
234,820	*,e	Tesla, Inc	73,111
245,021		Thor Industries, Inc	36,930
225,284	*	Visteon Corp	28,192
		TOTAL AUTOMOBILES & COMPONENTS	292,040

BANKS - 0.8%
4,732,950		Bank of America Corp	139,717
5,047		Bank of the Ozarks, Inc	245
759,700		Citizens Financial Group, Inc	31,892
199		East West Bancorp, Inc	12
14,515		First Republic Bank	1,258
2,416		Pinnacle Financial Partners, Inc	160
3,316	*	Signature Bank	455
4,127	*	SVB Financial Group	965
550,000		Wells Fargo & Co	33,368
198,276	*	Western Alliance Bancorp	11,226
		TOTAL BANKS	219,298

CAPITAL GOODS - 7.6%
897,205		3M Co	211,175
15,041		A.O. Smith Corp	922
2,655		Acuity Brands, Inc	467
889		Air Lease Corp	43
10,558		Allegion plc	840
821,084		Allison Transmission Holdings, Inc	35,364
179,563		Ametek, Inc	13,013
4,178	*	Armstrong World Industries, Inc	253
1,112,527		Boeing Co	328,095
111,756		BWX Technologies, Inc	6,760
735,445		Caterpillar, Inc	115,891
1,568,828		CNH Industrial NV	21,022
239,583		Cummins, Inc	42,320
33,314		Deere & Co	5,214
12,900		Donaldson Co, Inc	631
1,808		Dover Corp	183
242,817		Emerson Electric Co	16,922
12,225		Equifax, Inc	1,442
30,273		Fastenal Co	1,656
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

949,472		Fortive Corp	$68,694
14,777		Fortune Brands Home & Security, Inc	1,011
5,242	*	Gardner Denver Holdings, Inc	178
169,329		General Dynamics Corp	34,450
158,669		General Electric Co	2,769
17,097		Graco, Inc	773
143,521	*	HD Supply Holdings, Inc	5,745
3,030		HEICO Corp	286
4,656		HEICO Corp (Class A)	368
5,835		Hexcel Corp	361
1,305,815		Honeywell International, Inc	200,260
66,293		Hubbell, Inc	8,972
127,003		Huntington Ingalls	29,935
7,876		IDEX Corp	1,039
31,813		Illinois Tool Works, Inc	5,308
460,028		Ingersoll-Rand plc	41,030
3,691		Lennox International, Inc	769
6,093		Lincoln Electric Holdings, Inc	558
191,765		Lockheed Martin Corp	61,566
819,171		Masco Corp	35,994
5,389	*	Middleby Corp	727
1,854		MSC Industrial Direct Co (Class A)	179
6,067		Nordson Corp	888
182,640		Northrop Grumman Corp	56,054
351,100		Owens Corning, Inc	32,280
833,725		Parker-Hannifin Corp	166,395
3,816	*	Quanta Services, Inc	149
93,276		Raytheon Co	17,522
395,042		Rockwell Automation, Inc	77,567
16,931		Rockwell Collins, Inc	2,296
537,884		Roper Industries, Inc	139,312
10,050	*	Sensata Technologies Holding BV	514
750		Snap-On, Inc	131
472,200		Spirit Aerosystems Holdings, Inc (Class A)	41,199
1,946		Stanley Works	330
670,200		Textron, Inc	37,927
10,773		Toro Co	703
5,057		TransDigm Group, Inc	1,389
302,065	*	United Rentals, Inc	51,928
11,177	*	Univar, Inc	346
5,349		W.W. Grainger, Inc	1,264
104,912	*	WABCO Holdings, Inc	15,055
2,416	e	Wabtec Corp	197
2,955		Watsco, Inc	502
13,105	*	Welbilt, Inc	308
9,951		Xylem, Inc	679
		TOTAL CAPITAL GOODS	1,948,120

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
9,465		Cintas Corp	1,475
3,173	*	Clean Harbors, Inc	172
443,389	*	Copart, Inc	19,150
1,097		Dun & Bradstreet Corp	130
22,776	*	IHS Markit Ltd	1,028
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

84,236		KAR Auction Services, Inc	$4,255
232,000		Manpower, Inc	29,257
275,800		Nielsen NV	10,039
12,241		Robert Half International, Inc	680
10,246		Rollins, Inc	477
16,758	*	TransUnion	921
15,852	*	Verisk Analytics, Inc	1,522
352,716		Waste Management, Inc	30,439
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	99,545

CONSUMER DURABLES & APPAREL - 1.7%
7,261		Brunswick Corp	401
5,196		Carter’s, Inc	610
279,300	*	Deckers Outdoor Corp	22,414
492,276		DR Horton, Inc	25,140
35,202	e	Hanesbrands, Inc	736
8,924		Hasbro, Inc	811
11,919		Leggett & Platt, Inc	569
727,631	*	Lululemon Athletica, Inc	57,184
6,134	e	Mattel, Inc	94
278,230	*	Michael Kors Holdings Ltd	17,515
103,996	*	Mohawk Industries, Inc	28,692
337,774		Nike, Inc (Class B)	21,128
22,563	*	NVR, Inc	79,156
215,458	e	Polaris Industries, Inc	26,715
3,800		Pool Corp	493
4,121,700		Prada S.p.A	14,884
1,244,381		Pulte Homes, Inc	41,376
6,279	*	Skechers U.S.A., Inc (Class A)	238
940,800		Sony Corp	42,226
127,815		Tapestry, Inc	5,653
371,621	*	Tempur Sealy International, Inc	23,297
6,150		Toll Brothers, Inc	295
4,511		Tupperware Corp	283
13,092	*,e	Under Armour, Inc	174
13,249	*,e	Under Armour, Inc (Class A)	191
137,515		VF Corp	10,176
61,359		Whirlpool Corp	10,348
		TOTAL CONSUMER DURABLES & APPAREL	430,799

CONSUMER SERVICES - 3.1%
1,465,223		ARAMARK Holdings Corp	62,624
5,353	*	Bright Horizons Family Solutions	503
462,600	e	Brinker International, Inc	17,967
334,500		Carnival Corp	22,201
2,563	*	Chipotle Mexican Grill, Inc (Class A)	741
3,167		Choice Hotels International, Inc	246
13,585		Darden Restaurants, Inc	1,304
4,559		Domino’s Pizza, Inc	861
9,208		Dunkin Brands Group, Inc	594
11,036		Extended Stay America, Inc	210
2,114		H&R Block, Inc	55
280,715	*	Hilton Grand Vacations, Inc	11,776
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

19,971		Hilton Worldwide Holdings, Inc	$1,595
1,310,000		ILG, Inc	37,309
692,943		Las Vegas Sands Corp	48,153
1,423,704		Marriott International, Inc (Class A)	193,239
392,973		McDonald’s Corp	67,638
3,553		MGM Resorts International	119
197,559		Service Corp International	7,373
14,522	*	ServiceMaster Global Holdings, Inc	744
7,549		Six Flags Entertainment Corp	502
3,756,322		Starbucks Corp	215,726
4,235		Vail Resorts, Inc	900
19,288		Wendy’s	317
259,838		Wyndham Worldwide Corp	30,107
106,742		Wynn Resorts Ltd	17,996
498,595		Yum China Holdings, Inc	19,954
288,506		Yum! Brands, Inc	23,545
		TOTAL CONSUMER SERVICES	784,299

DIVERSIFIED FINANCIALS - 3.5%
464,692		Ameriprise Financial, Inc	78,751
3,955		BGC Partners, Inc (Class A)	60
581,102		Capital One Financial Corp	57,866
75,364		CBOE Holdings, Inc	9,390
188,244		Charles Schwab Corp	9,670
90,601	*,e	Credit Acceptance Corp	29,308
337,700		Discover Financial Services	25,976
410,900	*	E*TRADE Financial Corp	20,368
12,677		Eaton Vance Corp	715
4,340		Factset Research Systems, Inc	837
1,579		Federated Investors, Inc (Class B)	57
250,857		Goldman Sachs Group, Inc	63,908
1,221,900		IntercontinentalExchange Group, Inc	86,217
525,894		Invesco Ltd	19,216
1,259,500	e	iShares Russell 1000 Growth Index Fund	169,629
699,585		Lazard Ltd (Class A)	36,728
1,428		Legg Mason, Inc	60
144,468		Leucadia National Corp	3,827
39,897		LPL Financial Holdings, Inc	2,280
3,836		MarketAxess Holdings, Inc	774
17,360		Moody’s Corp	2,563
1,957		Morningstar, Inc	190
12,835		MSCI, Inc (Class A)	1,624
4,177		Raymond James Financial, Inc	373
641,275		S&P Global, Inc	108,632
83,709		SEI Investments Co	6,015
371,332		State Street Corp	36,246
2,315,500		Synchrony Financial	89,401
203,134		T Rowe Price Group, Inc	21,315
23,705		TD Ameritrade Holding Corp	1,212
115,933		Voya Financial, Inc	5,735
		TOTAL DIVERSIFIED FINANCIALS	888,943

ENERGY - 1.1%
10,880	*	Antero Resources Corp	207
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,541		Apache Corp	$65
343,412		Cabot Oil & Gas Corp	9,822
14,913	*	Cheniere Energy, Inc	803
9,353	*,e	Chesapeake Energy Corp	37
8,985		Cimarex Energy Co	1,096
693,306	*	Concho Resources, Inc	104,148
3,913	*	Continental Resources, Inc	207
214,400		Devon Energy Corp	8,876
2,712	*	Diamondback Energy, Inc	342
678,980		EOG Resources, Inc	73,269
2,704		EQT Corp	154
2,357	*	Gulfport Energy Corp	30
61,595		Halliburton Co	3,010
12,091	*	Laredo Petroleum Holdings, Inc	128
399,307	*	Newfield Exploration Co	12,590
37,412		Oneok, Inc	2,000
1,315,381	*	Parsley Energy, Inc	38,725
4,906	e	RPC, Inc	125
6,051	*	RSP Permian, Inc	246
310,723		Schlumberger Ltd	20,940
14,020		Williams Cos, Inc	428
		TOTAL ENERGY	277,248

FOOD & STAPLES RETAILING - 0.9%
674,180		Kroger Co	18,506
17,320	*,e	Rite Aid Corp	34
14,053	*	Sprouts Farmers Market, Inc	342
522,563		Sysco Corp	31,735
241,500	*	United Natural Foods, Inc	11,899
486,100	*	US Foods Holding Corp	15,521
464,951		Walgreens Boots Alliance, Inc	33,765
1,225,234		Wal-Mart Stores, Inc	120,992
		TOTAL FOOD & STAPLES RETAILING	232,794

FOOD, BEVERAGE & TOBACCO - 3.4%
567,163		Altria Group, Inc	40,501
800,000		Associated British Foods plc	30,459
9,019	*,e	Blue Buffalo Pet Products, Inc	296
250,000		British American Tobacco plc (ADR)	16,748
5,368		Brown-Forman Corp	361
16,954		Brown-Forman Corp (Class B)	1,164
234,622		Campbell Soup Co	11,288
877,514		Coca-Cola Co	40,260
16,898		Constellation Brands, Inc (Class A)	3,862
1,355,648		Costco Wholesale Corp	252,313
3,200,000		Davide Campari-Milano S.p.A	24,725
19,002		Dr Pepper Snapple Group, Inc	1,844
57,744		General Mills, Inc	3,424
84,564		Hershey Co	9,599
306,600		Ingredion, Inc	42,863
294,616		Kellogg Co	20,028
375,000		Kraft Heinz Co	29,160
252,138		Lamb Weston Holdings, Inc	14,233
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

12,562		McCormick & Co, Inc	$1,280
2,837,926	*	Monster Beverage Corp	179,613
507,408		PepsiCo, Inc	60,848
115,912		Philip Morris International, Inc	12,246
500,394	*,e	Pilgrim’s Pride Corp	15,542
321,920		Pinnacle Foods, Inc	19,145
1,485	*	TreeHouse Foods, Inc	74
384,200		Tyson Foods, Inc (Class A)	31,147
		TOTAL FOOD, BEVERAGE & TOBACCO	863,023

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
54,172	*	Abiomed, Inc	10,152
270,409		Aetna Inc	48,779
75,894	*	Align Technology, Inc	16,863
16,678		AmerisourceBergen Corp	1,531
190,500		Anthem, Inc	42,865
3,940	*	athenahealth, Inc	524
727,448		Baxter International, Inc	47,022
195,380		Becton Dickinson & Co	41,823
715,927	*	Boston Scientific Corp	17,748
308,378	*	Centene Corp	31,109
1,016,440	*	Cerner Corp	68,498
703,465		Cigna Corp	142,867
20,228		Cooper Cos, Inc	4,407
8,595	*	DexCom, Inc	493
167,431	*	Edwards Lifesciences Corp	18,871
685,236	*	Express Scripts Holding Co	51,146
332,204	*	HCA Holdings, Inc	29,181
362,800	*	HealthSouth Corp	17,926
16,571	*	Henry Schein, Inc	1,158
6,815		Hill-Rom Holdings, Inc	575
17,017	*	Hologic, Inc	728
302,012		Humana, Inc	74,920
61,918	*	Idexx Laboratories, Inc	9,683
668,558	*	Intuitive Surgical, Inc	243,984
1,014	*	LifePoint Hospitals, Inc	51
166,756		McKesson Corp	26,006
98,899		Medtronic plc	7,986
1,220		Patterson Cos, Inc	44
770,439	*	Premier, Inc	22,489
14,538		Resmed, Inc	1,231
35,528		Stryker Corp	5,501
837		Teleflex, Inc	208
1,597,943		UnitedHealth Group, Inc	352,282
9,512	*	Varian Medical Systems, Inc	1,057
200,188	*	Veeva Systems, Inc	11,067
166,521	*	WellCare Health Plans, Inc	33,489
7,563		West Pharmaceutical Services, Inc	746
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,385,010

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
27,250		Church & Dwight Co, Inc	1,367
11,487		Clorox Co	1,709
13,784		Colgate-Palmolive Co	1,040
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

236,871		Energizer Holdings, Inc	$11,365
1,466,049		Estee Lauder Cos (Class A)	186,540
88,348	*,e	Herbalife Ltd	5,983
221,341		Kimberly-Clark Corp	26,707
22,371		Nu Skin Enterprises, Inc (Class A)	1,526
13,459		Procter & Gamble Co	1,237
91,103	e	Spectrum Brands, Inc	10,240
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	247,714

INSURANCE - 0.6%
249,800		Allstate Corp	26,156
362,323		American International Group, Inc	21,587
25,977		Aon plc	3,481
1,636	*	Arch Capital Group Ltd	148
12,185		Arthur J. Gallagher & Co	771
1,570		Aspen Insurance Holdings Ltd	64
76,256		Assurant, Inc	7,690
96,019		Chubb Ltd	14,031
1,717		Erie Indemnity Co (Class A)	209
53,786		Marsh & McLennan Cos, Inc	4,378
1,370,294		Progressive Corp	77,175
14		RenaissanceRe Holdings Ltd	2
8,240		XL Group Ltd	290
		TOTAL INSURANCE	155,982

MATERIALS - 3.0%
883,371		Albemarle Corp	112,974
25,236		Aptargroup, Inc	2,177
1,509		Ardagh Group S.A.	32
158,907		Avery Dennison Corp	18,252
22,923	*	Axalta Coating Systems Ltd	742
21,542		Ball Corp	815
1,787,688	*	Berry Plastics Group, Inc	104,884
8,494		Celanese Corp (Series A)	910
575,860		Chemours Co	28,828
390,836	*	Crown Holdings, Inc	21,984
352,709		DowDuPont, Inc	25,120
92,492		Eagle Materials, Inc	10,479
26,738		Ecolab, Inc	3,588
13,992		FMC Corp	1,324
1,002,329	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	19,004
23,642		Graphic Packaging Holding Co	365
1,207,706		Huntsman Corp	40,204
8,088		International Flavors & Fragrances, Inc	1,234
364,735		International Paper Co	21,133
468,216		LyondellBasell Industries AF S.C.A	51,654
6,279		Martin Marietta Materials, Inc	1,388
152,434		Monsanto Co	17,801
745		NewMarket Corp	296
1,261,300		Olin Corp	44,877
50,255	*	Owens-Illinois, Inc	1,114
9,829		Packaging Corp of America	1,185
10,639	*	Platform Specialty Products Corp	106
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

464,918		PPG Industries, Inc	$54,312
26,216		Praxair, Inc	4,055
2,148		Royal Gold, Inc	176
12,953		RPM International, Inc	679
21,354		Scotts Miracle-Gro Co (Class A)	2,285
10,809		Sealed Air Corp	533
334,349		Sherwin-Williams Co	137,097
6,869		Silgan Holdings, Inc	202
8,035		Southern Copper Corp (NY)	381
2,831		Steel Dynamics, Inc	122
140,759		Vulcan Materials Co	18,069
1,939		Westlake Chemical Corp	207
296,786		WR Grace and Co	20,814
		TOTAL MATERIALS	771,402

MEDIA - 2.2%
478,020	*	AMC Networks, Inc	25,851
539		Cable One, Inc	379
690,047		CBS Corp (Class B)	40,713
32,329	*	Charter Communications, Inc	10,861
7,164,226		Comcast Corp (Class A)	286,927
518,300	*,e	Discovery Communications, Inc (Class A)	11,600
17,859	*	DISH Network Corp (Class A)	853
34,879		Interpublic Group of Cos, Inc	703
2,852	*,e	Lions Gate Entertainment Corp (Class A)	96
7,458	*	Lions Gate Entertainment Corp (Class B)	237
377,628	*	Live Nation, Inc	16,076
223	*	Madison Square Garden Co	47
24,159		Omnicom Group, Inc	1,759
783		Regal Entertainment Group (Class A)	18
4,656	*,m	Rovi Guides, Inc	19
4,799		Scripps Networks Interactive (Class A)	410
151,654	e	Sirius XM Holdings, Inc	813
144,600		Time Warner, Inc	13,227
5,959		Twenty-First Century Fox, Inc	206
3,462		Twenty-First Century Fox, Inc (Class B)	118
757,400		Viacom, Inc (Class B)	23,335
1,124,854		Walt Disney Co	120,933
		TOTAL MEDIA	555,181

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
2,134,518		AbbVie, Inc	206,429
10,635	*	Acadia Pharmaceuticals, Inc	320
8,841		Agilent Technologies, Inc	592
3,662	*	Agios Pharmaceuticals, Inc	209
9,034	*	Akorn, Inc	291
1,265,160	*	Alexion Pharmaceuticals, Inc	151,300
15,653	*	Alkermes plc	857
179,433		Allergan plc	29,352
8,054	*	Alnylam Pharmaceuticals, Inc	1,023
377,843		Amgen, Inc	65,707
230,000		Bayer AG.	28,581
420,300	*	Biogen Idec, Inc	133,895
965,839	*	BioMarin Pharmaceuticals, Inc	86,124
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

4,001		Bio-Techne Corp	$518
11,645	*	Bioverativ, Inc	628
1,937,597		Bristol-Myers Squibb Co	118,736
3,543		Bruker BioSciences Corp	122
1,841,022	*	Celgene Corp	192,129
152,984	*	Charles River Laboratories International, Inc	16,744
663,701		Eli Lilly & Co	56,056
29,032	*	Exelixis, Inc	883
638,556		Gilead Sciences, Inc	45,746
739,622	*	Illumina, Inc	161,600
18,040	*	Incyte Corp	1,709
983	*,e	Intercept Pharmaceuticals, Inc	57
2,915	*,e	Intrexon Corp	34
12,752	*	Ionis Pharmaceuticals, Inc	641
264,286		Ipsen	31,456
343,333	*	IQVIA Holdings, Inc	33,612
420,977	*	Jazz Pharmaceuticals plc	56,685
521,576		Johnson & Johnson	72,875
151,472		Lonza Group AG.	40,853
2,642	*	Mettler-Toledo International, Inc	1,637
530,000	*	Mylan NV	22,424
66,944	*	Neurocrine Biosciences, Inc	5,194
1,535,042		Novo Nordisk AS	82,486
5,606	*,e	Opko Health, Inc	27
2,200		PerkinElmer, Inc	161
371,100		Pfizer, Inc	13,441
7,400	*	QIAGEN NV	229
8,277	*	Regeneron Pharmaceuticals, Inc	3,112
209,556	*	Schering-Plough Corp	11,792
10,016	*	Seattle Genetics, Inc	536
3,754	*,e	TESARO, Inc	311
115,195		Thermo Fisher Scientific, Inc	21,873
593,523	*	Vertex Pharmaceuticals, Inc	88,945
29,510	*	Waters Corp	5,701
2,611,660		Zoetis, Inc	188,144
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,981,777

REAL ESTATE - 0.8%
267,974		American Tower Corp	38,232
89,188		Boston Properties, Inc	11,597
807,561	*	CBRE Group, Inc	34,975
3,371		Coresite Realty	384
41,976		Crown Castle International Corp	4,660
197,498		CubeSmart	5,712
8,391		CyrusOne, Inc	500
45,831		Digital Realty Trust, Inc	5,220
12,780		Douglas Emmett, Inc	525
8,120		Equinix, Inc	3,680
140,635		Equity Lifestyle Properties, Inc	12,519
72,757		Extra Space Storage, Inc	6,363
2,896		Federal Realty Investment Trust	385
249,560		Gaming and Leisure Properties, Inc	9,234
282,189		Hudson Pacific Properties	9,665
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

25,374		Iron Mountain, Inc	$957
7,427		Lamar Advertising Co	551
870,000		MGM Growth Properties LLC	25,361
13		Outfront Media, Inc	0	^
15,466		Public Storage, Inc	3,232
105,821	*	SBA Communications Corp	17,287
51,038		Simon Property Group, Inc	8,765
919	e	Tanger Factory Outlet Centers, Inc	24
3,294		Taubman Centers, Inc	216
		TOTAL REAL ESTATE	200,044

RETAILING - 10.7%
1,481		Advance Auto Parts, Inc	148
921,567	*	Amazon.com, Inc	1,077,745
555,000	*	ASOS plc	50,070
2,465	*	AutoZone, Inc	1,754
201,300		Best Buy Co, Inc	13,783
110,431	*	Burlington Stores, Inc	13,586
949,198	*	Carmax, Inc	60,872
765,152	*	Ctrip.com International Ltd (ADR)	33,743
5,206		Dick’s Sporting Goods, Inc	150
329,304		Dollar General Corp	30,629
355,535	*	Dollar Tree, Inc	38,153
953,233		Expedia, Inc	114,169
1,500	*	Floor & Decor Holdings, Inc	73
1,400		Foot Locker, Inc	66
3,231,880		Gap, Inc	110,078
5,936		Genuine Parts Co	564
4,700,000	*	Groupon, Inc	23,970
2,392,976		Home Depot, Inc	453,541
530,000		Industria De Diseno Textil S.A.	18,429
176,128		Kering	82,908
310,100		Kohl’s Corp	16,817
3,177		L Brands, Inc	191
1,540	*	Liberty Expedia Holdings, Inc	68
2,983,845	*	Liberty Interactive Corp	72,866
4,827	*	LKQ Corp	196
1,029,644		Lowe’s Companies, Inc	95,695
6,546	*	Michaels Cos, Inc	158
44,999	*	National Vision Holdings, Inc	1,827
653,952	*	NetFlix, Inc	125,532
71,588	e	Nordstrom, Inc	3,392
8,756	*	O’Reilly Automotive, Inc	2,106
23,224	*	Priceline.com, Inc	40,357
304,453		Ross Stores, Inc	24,432
4,314	*	Sally Beauty Holdings, Inc	81
818,147		Tiffany & Co	85,046
1,598,873		TJX Companies, Inc	122,250
14,091		Tractor Supply Co	1,053
6,185	*	TripAdvisor, Inc	213
62,949	*	Ulta Beauty, Inc	14,079
3,936	*,e	Wayfair, Inc	316
2,550	e	Williams-Sonoma, Inc	132
		TOTAL RETAILING	2,731,238
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
3,223,925	*,e	Advanced Micro Devices, Inc	$33,142
38,187		Analog Devices, Inc	3,400
5,273,238		Applied Materials, Inc	269,568
1,483,271		Broadcom Ltd	381,052
7,243	*	Cavium, Inc	607
595,436		Cypress Semiconductor Corp	9,074
899,900		Intel Corp	41,539
353,712		Kla-Tencor Corp	37,165
295,132		Lam Research Corp	54,325
383,583		Maxim Integrated Products, Inc	20,054
214,284		Microchip Technology, Inc	18,831
680,185	*	Micron Technology, Inc	27,969
209,639	*	Microsemi Corp	10,828
948,860		NVIDIA Corp	183,605
20,161	*	NXP Semiconductors NV	2,361
41,222	*	ON Semiconductor Corp	863
7,278	*	Qorvo, Inc	485
161,500		QUALCOMM, INC	10,339
8,700		Samsung Electronics Co Ltd	20,670
89,586		Skyworks Solutions, Inc	8,506
19,415		Teradyne, Inc	813
372,296		Texas Instruments, Inc	38,883
1,512		Versum Materials, Inc	57
24,273		Xilinx, Inc	1,637
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,175,773

SOFTWARE & SERVICES - 31.1%
523,951		Accenture plc	80,212
2,086,383		Activision Blizzard, Inc	132,110
1,769,439	*	Adobe Systems, Inc	310,076
415,285	*	Alibaba Group Holding Ltd (ADR)	71,608
38,733		Alliance Data Systems Corp	9,818
410,748	*	Alphabet, Inc (Class A)	432,682
883,761	*	Alphabet, Inc (Class C)	924,768
356,691		Amdocs Ltd	23,356
8,654	*	Ansys, Inc	1,277
10,090	*	Atlassian Corp plc	459
17,756	*	Autodesk, Inc	1,861
55,690		Automatic Data Processing, Inc	6,526
184,000	*	Baidu, Inc (ADR)	43,095
10,969	*	Black Knight, Inc	484
261,917		Booz Allen Hamilton Holding Co	9,987
131,271		Broadridge Financial Solutions, Inc	11,891
28,840	*	Cadence Design Systems, Inc	1,206
155,081		CDK Global, Inc	11,054
239,800	*	Check Point Software Technologies	24,848
500,000	*	Cimpress NV	59,940
237,789	*	Citrix Systems, Inc	20,925
116,800		Cognizant Technology Solutions Corp (Class A)	8,295
3,685	*	CoStar Group, Inc	1,094
165,208		CSRA, Inc	4,943
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

153,295	*	Dell Technologies, Inc-VMware Inc	$12,460
959		DST Systems, Inc	60
1,215,567		DXC Technology Co	115,357
4,094,844	*	eBay, Inc	154,539
349,688	*	Electronic Arts, Inc	36,738
65,704	*	Euronet Worldwide, Inc	5,537
5,057,402	*	Facebook, Inc	892,429
222,320		Fidelity National Information Services, Inc	20,918
307,408	*	First American Corp	14,205
51,098	*	First Data Corp	854
60,144	*	Fiserv, Inc	7,887
289,313	*	FleetCor Technologies, Inc	55,672
15,238	*	Fortinet, Inc	666
559,108	*	Gartner, Inc	68,854
438,458		Genpact Ltd	13,917
250,185		Global Payments, Inc	25,079
12,501	*	GoDaddy, Inc	629
970,000	*	GrubHub, Inc	69,646
3,556	*	Guidewire Software, Inc	264
1,541,782	*	IAC/InterActiveCorp	188,529
375,980		International Business Machines Corp	57,683
2,775,014		Intuit, Inc	437,842
8,089		Jack Henry & Associates, Inc	946
233,700		Leidos Holdings, Inc	15,090
219,978		LogMeIn, Inc	25,187
6,316	*	Manhattan Associates, Inc	313
2,743,490		MasterCard, Inc (Class A)	415,255
2,873	*,e	Match Group, Inc	90
15,045,817		Microsoft Corp	1,287,019
94,500		Netease.com (ADR)	32,609
2,335,303		Oracle Corp	110,413
11,573	*,e	Pandora Media, Inc	56
33,594		Paychex, Inc	2,287
5,054,500	*	PayPal Holdings, Inc	372,112
175,000	*	Proofpoint, Inc	15,542
12,609	*	PTC, Inc	766
516,710	*	Red Hat, Inc	62,057
103,180		Sabre Corp	2,115
3,495,941	*	salesforce.com, Inc	357,390
859,333	g	Scout24 AG.	35,023
17,453	*	ServiceNow, Inc	2,276
15,013	*	Splunk, Inc	1,244
25,442	*	Square, Inc	882
77,887		SS&C Technologies Holdings, Inc	3,153
96	e	Switch, Inc	2
63,951		Symantec Corp	1,794
71,133	*	Synopsys, Inc	6,063
6,409	*	Tableau Software, Inc	443
136,752	*	Take-Two Interactive Software, Inc	15,013
2,111,803		Tencent Holdings Ltd	109,303
420,200	*	Teradata Corp	16,161
191,651		Total System Services, Inc	15,158
393,936	*	Twitter, Inc	9,458
3,587	*	Tyler Technologies, Inc	635
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,980	*	Ultimate Software Group, Inc	$650
17,284	*	Vantiv, Inc	1,271
72,040	*,e	VeriSign, Inc	8,244
5,341,612		Visa, Inc (Class A)	609,051
351,793	*,e	VMware, Inc (Class A)	44,087
48,427		Western Union Co	921
3,571	*	WEX, Inc	504
63,939	*	Workday, Inc	6,505
3,861	*	Zillow Group, Inc	157
7,857	*,e	Zillow Group, Inc (Class C)	322
		TOTAL SOFTWARE & SERVICES	7,959,847

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
244,265		Amphenol Corp (Class A)	21,446
7,544,997		Apple, Inc	1,276,840
77,025	*	Arista Networks, Inc	18,146
373,100	*	ARRIS International plc	9,585
15,609		CDW Corp	1,085
417,200	*	Ciena Corp	8,732
17,052		Cognex Corp	1,043
2,671	*	Coherent, Inc	754
8,837	*	CommScope Holding Co, Inc	334
5,837		Corning, Inc	187
83,478	*	F5 Networks, Inc	10,954
7,973		Flir Systems, Inc	372
2,735		Harris Corp	387
3,697	*	IPG Photonics Corp	792
102,944		Motorola, Inc	9,300
8,897		National Instruments Corp	370
12,571	*	NCR Corp	427
24,271		NetApp, Inc	1,343
110,891	*	Palo Alto Networks, Inc	16,072
415,111		TE Connectivity Ltd	39,452
370,172	*	Trimble Navigation Ltd	15,044
32,243		Universal Display Corp	5,567
280,386		Western Digital Corp	22,299
48,617	*	Zebra Technologies Corp (Class A)	5,046
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,465,577

TELECOMMUNICATION SERVICES - 0.4%
680,100		AT&T, Inc	26,442
581,485	*	T-Mobile US, Inc	36,930
518,032		Verizon Communications, Inc	27,419
20,448	*	Zayo Group Holdings, Inc	753
		TOTAL TELECOMMUNICATION SERVICES	91,544

TRANSPORTATION - 2.6%
9,753		Alaska Air Group, Inc	717
469,527		American Airlines Group, Inc	24,429
14,661		CH Robinson Worldwide, Inc	1,306
347		Copa Holdings S.A. (Class A)	47
80,058		CSX Corp	4,404
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)

834,300		Delta Air Lines, Inc			$46,721
13,087		Expeditors International of Washington, Inc			847
714,853		FedEx Corp			178,385
9,037		J.B. Hunt Transport Services, Inc			1,039
4,274		Landstar System, Inc			445
4,040		Old Dominion Freight Line			531
582,485		Southwest Airlines Co			38,124
600,000	*	Spirit Airlines, Inc			26,910
2,278,713		Union Pacific Corp			305,575
386,572		United Parcel Service, Inc (Class B)			46,060
9,428	*	XPO Logistics, Inc			863
		TOTAL TRANSPORTATION			676,403

UTILITIES - 0.0%
6,419		NRG Energy, Inc			183
		TOTAL UTILITIES			183
		TOTAL COMMON STOCKS			25,433,784
		(Cost $18,292,993)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.1%
$9,080,000		Federal Home Loan Bank (FHLB)	1.080%	01/08/18	9,078
		TOTAL GOVERNMENT AGENCY DEBT			9,078

TREASURY DEBT - 0.5%
13,150,000		United States Treasury Bill	1.211	01/04/18	13,149
27,370,000		United States Treasury Bill	1.219	01/11/18	27,362
33,790,000		United States Treasury Bill	1.278	03/01/18	33,721
49,700,000		United States Treasury Bill	1.412	03/29/18	49,538
		TOTAL TREASURY DEBT			123,770

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
234,708,304	c	State Street Navigator Securities Lending Government Money Market Portfolio			234,708
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			234,708
		TOTAL SHORT-TERM INVESTMENTS			367,556
		(Cost $367,546)

		TOTAL INVESTMENTS - 100.9%			25,801,340
		(Cost $18,660,539)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(220,305)
		NET ASSETS - 100.0%			$25,581,035
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Abbreviation(s):
ADR American Depositary Receipt

^	Amount represents less than $1,000.
*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $225,447,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/17, the aggregate value of these securities was $35,023,000 or 0.1% of net assets.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

247

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.9%
67,741		Adient plc	$5,331
60,325	*	American Axle & Manufacturing Holdings, Inc	1,027
144,549		BorgWarner, Inc	7,385
37,696		Cooper Tire & Rubber Co	1,333
12,534	*	Cooper-Standard Holding, Inc	1,535
105,026		Dana Holding Corp	3,362
187,577	*	Delphi Automotive plc	15,912
62,525	*	Delphi Technologies plc	3,281
19,677	*	Dorman Products, Inc	1,203
2,750,403		Ford Motor Co	34,353
25,297	*	Fox Factory Holding Corp	983
912,885		General Motors Co	37,419
199,630		Gentex Corp	4,182
26,543	*	Gentherm, Inc	843
180,979		Goodyear Tire & Rubber Co	5,847
126,967	e	Harley-Davidson, Inc	6,460
18,367	*	Horizon Global Corp	257
17,506		LCI Industries, Inc	2,276
45,774		Lear Corp	8,086
36,302	*	Modine Manufacturing Co	733
13,147	*	Motorcar Parts of America, Inc	329
5,808	*	Shiloh Industries, Inc	48
24,709		Spartan Motors, Inc	389
15,087		Standard Motor Products, Inc	678
20,247	*	Stoneridge, Inc	463
17,815		Superior Industries International, Inc	265
38,429		Tenneco, Inc	2,250
94,230	*,e	Tesla, Inc	29,338
35,644		Thor Industries, Inc	5,372
15,398		Tower International, Inc	470
22,699	*	Visteon Corp	2,841
14,882	*	VOXX International Corp (Class A)	83
22,457		Winnebago Industries, Inc	1,249
		TOTAL AUTOMOBILES & COMPONENTS	185,583

BANKS - 6.9%
12,408		1st Source Corp	614
10,115		Access National Corp	282
4,570		ACNB Corp	135
7,958	*	Allegiance Bancshares, Inc	300
5,882		American National Bankshares, Inc	225
26,136		Ameris Bancorp	1,260
7,069		Ames National Corp	197
7,945		Arrow Financial Corp	270
248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

110,942		Associated Banc-Corp	$2,818
14,762	*	Atlantic Capital Bancshares, Inc	260
31,112	e	Banc of California, Inc	642
11,574		Bancfirst Corp	592
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	577
62,103		BancorpSouth Bank	1,953
34,155		Bank Mutual Corp	364
6,879,382		Bank of America Corp	203,080
11,787		Bank of Commerce Holdings	136
30,867		Bank of Hawaii Corp	2,645
3,864		Bank of Marin Bancorp	263
26,277		Bank of NT Butterfield & Son Ltd	954
82,422		Bank of the Ozarks, Inc	3,993
12,265		BankFinancial Corp	188
74,384		BankUnited	3,029
3,897		Bankwell Financial Group, Inc	134
23,725		Banner Corp	1,308
11,016		Bar Harbor Bankshares	298
557,556		BB&T Corp	27,722
7,059		BCB Bancorp, Inc	102
15,407		Bear State Financial, Inc	158
51,465		Beneficial Bancorp, Inc	847
22,749		Berkshire Hills Bancorp, Inc	833
17,706		Blue Hills Bancorp, Inc	356
43,167	*,e	BofI Holding, Inc	1,291
18,057		BOK Financial Corp	1,667
59,217		Boston Private Financial Holdings, Inc	915
13,328		Bridge Bancorp, Inc	466
54,590		Brookline Bancorp, Inc	857
12,987		Bryn Mawr Bank Corp	574
6,346	*	BSB Bancorp, Inc	186
5,576	*	Byline Bancorp, Inc	128
2,353		C&F Financial Corp	136
6,593	*	Cadence BanCorp	179
11,436		Camden National Corp	482
9,158		Capital City Bank Group, Inc	210
92,364		Capitol Federal Financial	1,239
5,956	*	Capstar Financial Holdings, Inc	124
10,298		Carolina Financial Corp	383
54,668		Cathay General Bancorp	2,305
38,989		Centerstate Banks of Florida, Inc	1,003
21,511		Central Pacific Financial Corp	642
6,214		Central Valley Community Bancorp	125
2,245		Century Bancorp, Inc	176
9,348		Charter Financial Corp	164
48,933		Chemical Financial Corp	2,616
2,189		Chemung Financial Corp	105
97,089		CIT Group, Inc	4,780
1,876,485		Citigroup, Inc	139,629
9,568		Citizens & Northern Corp	230
352,266		Citizens Financial Group, Inc	14,788
10,955		City Holding Co	739
7,262		Civista Bancshares, Inc	160
16,962		Clifton Bancorp, Inc	290
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,772		CNB Financial Corp	$256
26,184		CoBiz, Inc	523
6,146		Codorus Valley Bancorp, Inc	169
51,998		Columbia Banking System, Inc	2,259
126,545		Comerica, Inc	10,985
66,038		Commerce Bancshares, Inc	3,688
4,712		Commerce Union Bancshares, Inc	121
35,397		Community Bank System, Inc	1,903
15,668	*	Community Bankers Trust Corp	128
2,846		Community Financial Corp	109
11,638		Community Trust Bancorp, Inc	548
21,722		ConnectOne Bancorp, Inc	559
3,700		County Bancorp, Inc	110
40,574		Cullen/Frost Bankers, Inc	3,840
19,196	*	Customers Bancorp, Inc	499
75,634		CVB Financial Corp	1,782
23,810		Dime Community Bancshares	499
2,089		DNB Financial Corp	70
22,688	*	Eagle Bancorp, Inc	1,314
102,610		East West Bancorp, Inc	6,242
4,525	*	Entegra Financial Corp	132
6,481		Enterprise Bancorp, Inc	221
16,077		Enterprise Financial Services Corp	726
7,477	*	Equity Bancshares, Inc	265
6,121		ESSA Bancorp, Inc	96
55,323	*	Essent Group Ltd	2,402
3,168		Evans Bancorp, Inc	133
6,654		Farmers & Merchants Bancorp, Inc	271
5,336		Farmers Capital Bank Corp	205
18,150		Farmers National Banc Corp	268
4,563	*	FB Financial Corp	192
25,303	*	FCB Financial Holdings, Inc	1,285
6,481		Federal Agricultural Mortgage Corp (Class C)	507
15,456		Fidelity Southern Corp	337
498,708		Fifth Third Bancorp	15,131
10,211		Financial Institutions, Inc	318
20,427		First Bancorp (NC)	721
114,850	*	First Bancorp (Puerto Rico)	586
6,485		First Bancorp, Inc	177
6,018	e	First Bancshares, Inc	206
26,747		First Busey Corp	801
6,176		First Business Financial Services, Inc	137
5,135		First Citizens Bancshares, Inc (Class A)	2,069
69,402		First Commonwealth Financial Corp	994
12,139		First Community Bancshares, Inc	349
10,568		First Connecticut Bancorp	276
7,726		First Defiance Financial Corp	401
44,691		First Financial Bancorp	1,178
46,159	e	First Financial Bankshares, Inc	2,079
8,330		First Financial Corp	378
6,257		First Financial Northwest, Inc	97
19,660	*	First Foundation, Inc	364
3,022	e	First Guaranty Bancshares, Inc	76
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

38,811		First Hawaiian, Inc	$1,132
213,923		First Horizon National Corp	4,276
4,089		First Internet Bancorp	156
18,329		First Interstate Bancsystem, Inc	734
29,933		First Merchants Corp	1,259
7,120		First Mid-Illinois Bancshares, Inc	274
73,424		First Midwest Bancorp, Inc	1,763
7,602	*	First Northwest Bancorp	124
15,462		First of Long Island Corp	441
113,683		First Republic Bank	9,849
15,789	*	Flagstar Bancorp, Inc	591
20,105		Flushing Financial Corp	553
3,521		FNB Bancorp	128
228,101		FNB Corp	3,152
8,854	*	Franklin Financial Network, Inc	302
119,869		Fulton Financial Corp	2,146
14,703		German American Bancorp, Inc	519
55,696		Glacier Bancorp, Inc	2,194
7,809		Great Southern Bancorp, Inc	403
42,914		Great Western Bancorp, Inc	1,708
14,667	*	Green Bancorp, Inc	298
2,003	e	Greene County Bancorp, Inc	65
16,942		Guaranty Bancorp	468
1,224		Guaranty Bancshares, Inc	37
59,807		Hancock Holding Co	2,960
23,963		Hanmi Financial Corp	727
9,284	*	HarborOne Bancorp, Inc	178
17,800		Heartland Financial USA, Inc	955
25,661		Heritage Commerce Corp	393
22,188		Heritage Financial Corp	683
54,190		Hilltop Holdings, Inc	1,373
997		Hingham Institution for Savings	206
4,264		Home Bancorp, Inc	184
112,204		Home Bancshares, Inc	2,609
15,022	*	HomeStreet, Inc	435
13,541	*	HomeTrust Bancshares, Inc	349
93,574		Hope Bancorp, Inc	1,708
15,512		Horizon Bancorp	431
6,001	*	Howard Bancorp, Inc	132
777,316		Huntington Bancshares, Inc	11,318
35,117		IBERIABANK Corp	2,722
6,123	*,e	Impac Mortgage Holdings, Inc	62
19,246		Independent Bank Corp (MA)	1,344
17,558		Independent Bank Corp (MI)	392
12,630		Independent Bank Group, Inc	854
40,567		International Bancshares Corp	1,610
5,550	e	Investar Holding Corp	134
186,863		Investors Bancorp, Inc	2,594
2,450,698		JPMorgan Chase & Co	262,078
63,473		Kearny Financial Corp	917
756,870		Keycorp	15,266
32,502		Lakeland Bancorp, Inc	626
18,387		Lakeland Financial Corp	892
6,780		LCNB Corp	139
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,647		LegacyTexas Financial Group, Inc	$1,420
4,628	*,e	LendingTree, Inc	1,576
14,926		Live Oak Bancshares, Inc	356
101,319		M&T Bank Corp	17,324
19,210		Macatawa Bank Corp	192
16,944		MainSource Financial Group, Inc	615
4,666	*	Malvern Bancorp, Inc	122
58,413		MB Financial, Inc	2,601
13,586		MBT Financial Corp	144
12,428		Mercantile Bank Corp	440
35,757		Meridian Bancorp, Inc	737
6,858		Meta Financial Group, Inc	635
258,262	*	MGIC Investment Corp	3,644
1,778	e	Middlefield Banc Corp	86
10,800		Midland States Bancorp, Inc	351
6,195		Midsouth Bancorp, Inc	82
7,821		MidWestOne Financial Group, Inc	262
3,816		MutualFirst Financial, Inc	147
19,324		National Bank Holdings Corp	627
5,351	e	National Bankshares, Inc	243
7,588	*	National Commerce Corp	305
20,936	*	Nationstar Mortgage Holdings, Inc	387
31,726		NBT Bancorp, Inc	1,167
305,096		New York Community Bancorp, Inc	3,972
6,480	*	Nicolet Bankshares, Inc	355
38,864	*	NMI Holdings, Inc	661
5,235		Northeast Bancorp	121
33,024		Northfield Bancorp, Inc	564
5,019		Northrim BanCorp, Inc	170
69,442		Northwest Bancshares, Inc	1,162
4,425	e	Norwood Financial Corp	146
22,825		OceanFirst Financial Corp	599
33,903		OFG Bancorp	319
3,155	e	Ohio Valley Banc Corp	127
6,461		Old Line Bancshares, Inc	190
90,192		Old National Bancorp	1,574
2,349		Old Point Financial Corp	70
21,667		Old Second Bancorp, Inc	296
14,808	*	Opus Bank	404
26,521		Oritani Financial Corp	435
5,318		Orrstown Financial Services, Inc	134
11,579	*	Pacific Mercantile Bancorp	101
28,237	*	Pacific Premier Bancorp, Inc	1,129
92,484		PacWest Bancorp	4,661
3,093	*	Paragon Commercial Corp	165
9,690		Park National Corp	1,008
3,798		Parke Bancorp, Inc	78
13,465	*	PCSB Financial Corp	256
11,582		Peapack Gladstone Financial Corp	406
2,964		Penns Woods Bancorp, Inc	138
9,540	*	PennyMac Financial Services, Inc	213
3,256	e	Peoples Bancorp of North Carolina, Inc	100
12,623		Peoples Bancorp, Inc	412
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,712	e	Peoples Financial Services Corp	$266
221,952		People’s United Financial, Inc	4,150
9,341		People’s Utah Bancorp	283
36,552	*	PHH Corp	376
51,567		Pinnacle Financial Partners, Inc	3,419
340,989		PNC Financial Services Group, Inc	49,201
72,890		Popular, Inc	2,587
8,859		Preferred Bank	521
6,765		Premier Financial Bancorp, Inc	136
48,016		Prosperity Bancshares, Inc	3,364
3,260	*	Provident Bancorp, Inc	86
4,497		Provident Financial Holdings, Inc	83
45,191		Provident Financial Services, Inc	1,219
6,101		Prudential Bancorp, Inc	107
8,729		QCR Holdings, Inc	374
152,459		Radian Group, Inc	3,142
835,990		Regions Financial Corp	14,446
30,881		Renasant Corp	1,263
6,104		Republic Bancorp, Inc (Class A)	232
34,776	*,e	Republic First Bancorp, Inc	294
13,238		Riverview Bancorp, Inc	115
25,676		S&T Bancorp, Inc	1,022
17,394		Sandy Spring Bancorp, Inc	679
28,631	*	Seacoast Banking Corp of Florida	722
32,848		ServisFirst Bancshares, Inc	1,363
8,913		Shore Bancshares, Inc	149
8,511		SI Financial Group, Inc	125
8,919		Sierra Bancorp	237
38,410	*	Signature Bank	5,272
27,609		Simmons First National Corp (Class A)	1,576
5,382	*	SmartFinancial, Inc	117
26,226		South State Corp	2,286
4,079	*	Southern First Bancshares, Inc	168
4,139		Southern Missouri Bancorp, Inc	156
8,140		Southern National Bancorp of Virginia, Inc	130
20,042		Southside Bancshares, Inc	675
26,403		State Bank & Trust Co	788
152,981		Sterling Bancorp/DE	3,763
16,305		Stock Yards Bancorp, Inc	615
6,101		Summit Financial Group, Inc	161
8,249		Sun Bancorp, Inc	200
5,047	*	Sunshine Bancorp, Inc	116
339,434		SunTrust Banks, Inc	21,924
35,867	*	SVB Financial Group	8,385
76,607		Synovus Financial Corp	3,672
116,646		TCF Financial Corp	2,391
5,870		Territorial Bancorp, Inc	181
35,836	*	Texas Capital Bancshares, Inc	3,186
34,383		TFS Financial Corp	514
35,393	*	The Bancorp, Inc	350
4,645		Timberland Bancorp, Inc	123
10,641		Tompkins Trustco, Inc	866
41,087		TowneBank	1,263
15,762		Trico Bancshares	597
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,178	*	Tristate Capital Holdings, Inc	$372
10,668	*	Triumph Bancorp, Inc	336
71,043		Trustco Bank Corp NY	654
49,168		Trustmark Corp	1,566
5,127		Two River Bancorp	93
26,057		UMB Financial Corp	1,874
161,706		Umpqua Holdings Corp	3,363
31,837		Union Bankshares Corp	1,152
2,885	e	Union Bankshares, Inc	153
72,013		United Bankshares, Inc	2,502
51,942		United Community Banks, Inc	1,462
34,307		United Community Financial Corp	313
36,948		United Financial Bancorp, Inc (New)	652
9,461		United Security Bancshares	104
5,346		Unity Bancorp, Inc	106
19,117		Univest Corp of Pennsylvania	536
1,106,925		US Bancorp	59,309
141,285		Valley National Bancorp	1,585
10,468	*	Veritex Holdings, Inc	289
19,235	*	Walker & Dunlop, Inc	914
50,737		Washington Federal, Inc	1,738
10,818		Washington Trust Bancorp, Inc	576
5,982		WashingtonFirst Bankshares, Inc	205
19,189		Waterstone Financial, Inc	327
67,195		Webster Financial Corp	3,774
3,140,565		Wells Fargo & Co	190,538
30,103		WesBanco, Inc	1,224
11,970		West Bancorporation, Inc	301
18,981	e	Westamerica Bancorporation	1,130
68,448	*	Western Alliance Bancorp	3,875
19,137		Western New England Bancorp, Inc	209
38,890		Wintrust Financial Corp	3,203
144,782	*	WMIH Corp	123
21,617		WSFS Financial Corp	1,034
3,104	*	Xenith Bankshares, Inc	105
143,120		Zions Bancorporation	7,275
		TOTAL BANKS	1,344,786

CAPITAL GOODS - 7.8%
411,223		3M Co	96,790
102,553		A.O. Smith Corp	6,284
29,877		Aaon, Inc	1,096
23,226		AAR Corp	913
43,959		Actuant Corp (Class A)	1,112
28,754		Acuity Brands, Inc	5,061
24,758		Advanced Drainage Systems, Inc	590
110,795	*	Aecom Technology Corp	4,116
24,436	*	Aegion Corp	621
49,582	*	Aerojet Rocketdyne Holdings, Inc	1,547
14,335	*	Aerovironment, Inc	805
48,271		AGCO Corp	3,448
69,836		Air Lease Corp	3,358
13,921		Aircastle Ltd	326
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,904		Alamo Group, Inc	$779
21,082		Albany International Corp (Class A)	1,295
69,239		Allegion plc	5,509
4,493		Allied Motion Technologies, Inc	149
93,636		Allison Transmission Holdings, Inc	4,033
20,276		Altra Holdings, Inc	1,022
13,776	*	Ameresco, Inc	118
2,958	e	American Railcar Industries, Inc	123
10,171	*	American Woodmark Corp	1,325
163,351		Ametek, Inc	11,838
20,270		Apogee Enterprises, Inc	927
27,154		Applied Industrial Technologies, Inc	1,849
301,530		Arconic, Inc	8,217
10,471		Argan, Inc	471
17,658	*	Armstrong Flooring, Inc	299
31,329	*	Armstrong World Industries, Inc	1,897
15,250		Astec Industries, Inc	892
15,755	*	Astronics Corp	653
23,836	*	Atkore International Group, Inc	511
38,585	*,e	Axon Enterprise, Inc	1,022
19,364		AZZ, Inc	989
36,264		Barnes Group, Inc	2,294
41,684	*	Beacon Roofing Supply, Inc	2,658
3,967	*,e	Blue Bird Corp	79
47,040	*	BMC Stock Holdings, Inc	1,190
393,913		Boeing Co	116,169
30,438		Briggs & Stratton Corp	772
67,070	*	Builders FirstSource, Inc	1,461
66,179		BWX Technologies, Inc	4,003
14,163	*	Caesarstone Sdot-Yam Ltd	312
8,775	*	CAI International, Inc	248
41,051		Carlisle Cos, Inc	4,665
400,926		Caterpillar, Inc	63,178
22,344	*	Chart Industries, Inc	1,047
72,289		Chicago Bridge & Iron Co NV	1,167
12,045		CIRCOR International, Inc	586
64,286	*	Colfax Corp	2,547
14,727		Columbus McKinnon Corp	589
15,555		Comfort Systems USA, Inc	679
18,016	*	Commercial Vehicle Group, Inc	193
28,296	*	Continental Building Products Inc	797
35,446		Crane Co	3,162
10,574	*	CSW Industrials, Inc	486
18,660		Cubic Corp	1,100
110,586		Cummins, Inc	19,534
31,189		Curtiss-Wright Corp	3,800
225,512		Deere & Co	35,295
9,586		DMC Global, Inc	240
93,644		Donaldson Co, Inc	4,584
16,771		Douglas Dynamics, Inc	634
111,198		Dover Corp	11,230
8,048	*	Ducommun, Inc	229
11,117	*	DXP Enterprises, Inc	329
22,099	*	Dycom Industries, Inc	2,462
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,733		Eastern Co	$98
315,099		Eaton Corp	24,896
35,403		EMCOR Group, Inc	2,894
455,663		Emerson Electric Co	31,755
15,305		Encore Wire Corp	745
11,608	*,e	Energous Corp	226
24,905	*,e	Energy Recovery, Inc	218
31,570		EnerSys	2,198
12,394	*	Engility Holdings, Inc	352
15,803		EnPro Industries, Inc	1,478
2,576	e	EnviroStar, Inc	103
81,459		Equifax, Inc	9,606
18,556		ESCO Technologies, Inc	1,118
18,922	*	Esterline Technologies Corp	1,413
207,374		Fastenal Co	11,341
42,557		Federal Signal Corp	855
94,563		Flowserve Corp	3,984
101,648		Fluor Corp	5,250
214,461		Fortive Corp	15,516
109,918		Fortune Brands Home & Security, Inc	7,523
9,256	*,e	Foundation Building Materials, Inc	137
34,098		Franklin Electric Co, Inc	1,565
9,868		Freightcar America, Inc	169
30,022	*	Gardner Denver Holdings, Inc	1,019
28,224	e	GATX Corp	1,754
4,980	*	Gencor Industries, Inc	82
41,949	*	Generac Holdings, Inc	2,077
37,226		General Cable Corp	1,102
183,574		General Dynamics Corp	37,348
6,154,149		General Electric Co	107,390
22,869	*	Gibraltar Industries, Inc	755
16,574		Global Brass & Copper Holdings, Inc	549
17,148	*	GMS, Inc	645
14,132		Gorman-Rupp Co	441
117,129		Graco, Inc	5,297
7,763		Graham Corp	162
29,395		Granite Construction, Inc	1,865
44,924	*	Great Lakes Dredge & Dock Corp	243
19,838	e	Greenbrier Cos, Inc	1,057
20,793		Griffon Corp	423
23,777		H&E Equipment Services, Inc	967
8,975		Hardinge, Inc	156
59,172	*	Harsco Corp	1,104
26,381	*	HC2 Holdings, Inc	157
131,941	*	HD Supply Holdings, Inc	5,282
16,890		HEICO Corp	1,594
34,908		HEICO Corp (Class A)	2,759
17,889	*	Herc Holdings, Inc	1,120
65,563		Hexcel Corp	4,055
44,280		Hillenbrand, Inc	1,979
539,184		Honeywell International, Inc	82,689
38,998		Hubbell, Inc	5,278
30,695		Huntington Ingalls	7,235
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,796		Hurco Cos, Inc	$202
16,053	*,e	Huttig Building Products, Inc	107
7,224		Hyster-Yale Materials Handling, Inc	615
54,355		IDEX Corp	7,173
5,334	*	IES Holdings, Inc	92
213,653		Illinois Tool Works, Inc	35,648
178,717		Ingersoll-Rand plc	15,940
13,472		Insteel Industries, Inc	382
62,449		ITT, Inc	3,333
85,068		Jacobs Engineering Group, Inc	5,611
47,393	*	JELD-WEN Holding, Inc	1,866
22,550		John Bean Technologies Corp	2,499
659,003		Johnson Controls International plc	25,115
8,084		Kadant, Inc	812
17,941		Kaman Corp	1,056
104,383		KBR, Inc	2,070
56,290		Kennametal, Inc	2,725
35,741	*,e	KEYW Holding Corp, The	210
37,311	*	KLX, Inc	2,546
50,983	*	Kratos Defense & Security Solutions, Inc	540
55,566		L3 Technologies, Inc	10,994
4,456	*	Lawson Products, Inc	110
13,681	*	Layne Christensen Co	172
5,677	*	LB Foster Co (Class A)	154
28,023		Lennox International, Inc	5,836
42,666		Lincoln Electric Holdings, Inc	3,907
7,711	e	Lindsay Corp	680
176,385		Lockheed Martin Corp	56,628
16,944		LSI Industries, Inc	117
12,223	*	Lydall, Inc	620
22,630	*	Manitowoc Co, Inc	890
229,109		Masco Corp	10,067
21,549	*	Masonite International Corp	1,598
48,078	*	Mastec, Inc	2,353
33,690	*	Mercury Systems, Inc	1,730
60,412	*	Meritor, Inc	1,417
40,281	*	Middleby Corp	5,436
31,692	*	Milacron Holdings Corp	607
7,280		Miller Industries, Inc	188
22,998	*	Moog, Inc (Class A)	1,997
64,419	*	MRC Global, Inc	1,090
31,901		MSC Industrial Direct Co (Class A)	3,084
40,743		Mueller Industries, Inc	1,444
114,327		Mueller Water Products, Inc (Class A)	1,433
10,993	*	MYR Group, Inc	393
3,534	e	National Presto Industries, Inc	351
35,673	*	Navistar International Corp	1,530
29,151	*	NCI Building Systems, Inc	563
18,421	*,e	Nexeo Solutions, Inc	168
19,066		NN, Inc	526
37,392		Nordson Corp	5,474
114,506		Northrop Grumman Corp	35,143
6,891	*	Northwest Pipe Co	132
78,206	*	NOW, Inc	863
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,211	*	NV5 Holdings, Inc	$282
2,354		Omega Flex, Inc	168
40,758		Orbital ATK, Inc	5,360
19,593	*	Orion Marine Group, Inc	153
53,964		Oshkosh Truck Corp	4,905
80,403		Owens Corning, Inc	7,392
239,930		PACCAR, Inc	17,054
91,690		Parker-Hannifin Corp	18,299
17,097	*	Patrick Industries, Inc	1,187
118,713		Pentair plc	8,384
36,380	*	PGT, Inc	613
159,236	*,e	Plug Power, Inc	376
15,949	*	Ply Gem Holdings, Inc	295
7,077		Powell Industries, Inc	203
1,801		Preformed Line Products Co	128
28,783		Primoris Services Corp	783
18,284	*	Proto Labs, Inc	1,883
25,291		Quanex Building Products Corp	592
106,691	*	Quanta Services, Inc	4,173
25,955		Raven Industries, Inc	892
206,451		Raytheon Co	38,782
16,634	*	RBC Bearings, Inc	2,103
32,248		Regal-Beloit Corp	2,470
8,757		REV Group, Inc	285
8,484	*,e	Revolution Lighting Technologies, Inc	28
75,228	*	Rexnord Corp	1,957
89,817		Rockwell Automation, Inc	17,636
112,744		Rockwell Collins, Inc	15,290
70,447		Roper Industries, Inc	18,246
4,597	*	Rush Enterprises, Inc	222
21,510	*	Rush Enterprises, Inc (Class A)	1,093
122,796	*	Sensata Technologies Holding BV	6,276
29,530		Simpson Manufacturing Co, Inc	1,695
24,415	*	SiteOne Landscape Supply, Inc	1,873
41,104		Snap-On, Inc	7,164
7,959	*	Sparton Corp	184
86,373		Spirit Aerosystems Holdings, Inc (Class A)	7,536
30,406	*	SPX Corp	954
29,148	*	SPX FLOW, Inc	1,386
8,333		Standex International Corp	849
107,490		Stanley Works	18,240
18,886	*	Sterling Construction Co, Inc	307
16,194		Sun Hydraulics Corp	1,048
60,603	*,e	Sunrun, Inc	358
25,120	*	Teledyne Technologies, Inc	4,550
12,744		Tennant Co	926
54,792		Terex Corp	2,642
18,852	*,e	Textainer Group Holdings Ltd	405
183,047		Textron, Inc	10,359
7,401	*,e	The ExOne Company	62
24,419	*	Thermon Group Holdings	578
50,165		Timken Co	2,466
33,155		Titan International, Inc	427
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,613	*	Titan Machinery, Inc	$246
75,192		Toro Co	4,905
7,431	*	TPI Composites, Inc	152
34,916		TransDigm Group, Inc	9,589
20,335	*	Trex Co, Inc	2,204
34,233	*	Trimas Corp	916
108,898		Trinity Industries, Inc	4,079
30,588		Triton International Ltd	1,146
32,779		Triumph Group, Inc	892
27,269	*	Tutor Perini Corp	691
6,567	*	Twin Disc, Inc	174
58,124	*	United Rentals, Inc	9,992
526,168		United Technologies Corp	67,123
74,230	*	Univar, Inc	2,298
44,298		Universal Forest Products, Inc	1,666
64,802	*	USG Corp	2,499
15,302		Valmont Industries, Inc	2,538
7,860	*	Vectrus, Inc	242
7,828	*	Veritiv Corp	226
12,845	*	Vicor Corp	268
35,794		W.W. Grainger, Inc	8,456
42,603		Wabash National Corp	924
36,092	*	WABCO Holdings, Inc	5,179
60,858	e	Wabtec Corp	4,956
21,686		Watsco, Inc	3,687
18,825		Watts Water Technologies, Inc (Class A)	1,430
88,290	*	Welbilt, Inc	2,076
39,330	*	Wesco Aircraft Holdings, Inc	291
34,751	*	WESCO International, Inc	2,368
3,392	*	Willis Lease Finance Corp	85
37,561		Woodward Governor Co	2,875
129,048		Xylem, Inc	8,801
		TOTAL CAPITAL GOODS	1,518,458

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
40,285		ABM Industries, Inc	1,520
37,820	*	Acacia Research (Acacia Technologies)	153
77,675	*	ACCO Brands Corp	948
17,161	*	Advanced Disposal Services, Inc	411
26,021	*	ARC Document Solutions, Inc	66
5,145		Barrett Business Services, Inc	332
4,266		BG Staffing, Inc	68
33,472		Brady Corp (Class A)	1,269
33,001		Brink’s Co	2,597
29,675	*	Casella Waste Systems, Inc (Class A)	683
35,493	*	CBIZ, Inc	548
18,496		Ceco Environmental Corp	95
61,703		Cintas Corp	9,615
38,542	*	Clean Harbors, Inc	2,089
10,504	*,e	Cogint, Inc	46
140,823	*	Copart, Inc	6,082
84,474	e	Covanta Holding Corp	1,428
7,013		CRA International, Inc	315
27,694		Deluxe Corp	2,128
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,970		Dun & Bradstreet Corp	$3,075
107,512	*,†,m	Dyax Corp	119
20,052		Ennis, Inc	416
28,344		Essendant, Inc	263
18,006		Exponent, Inc	1,280
7,582		Forrester Research, Inc	335
7,620	*	Franklin Covey Co	158
30,776	*	FTI Consulting, Inc	1,322
9,864	*	GP Strategies Corp	229
49,914		Healthcare Services Group	2,631
14,300		Heidrick & Struggles International, Inc	351
8,893	*	Heritage-Crystal Clean, Inc	193
43,782		Herman Miller, Inc	1,753
25,556	*	Hill International, Inc	139
31,637		HNI Corp	1,220
26,158	*	Hudson Technologies, Inc	159
15,850	*	Huron Consulting Group, Inc	641
13,124	*	ICF International, Inc	689
270,723	*	IHS Markit Ltd	12,223
32,837	*	Innerworkings, Inc	329
25,976		Insperity, Inc	1,490
44,581		Interface, Inc	1,121
99,519		KAR Auction Services, Inc	5,027
20,372		Kelly Services, Inc (Class A)	556
18,302		Kforce, Inc	462
25,171		Kimball International, Inc (Class B)	470
35,963		Knoll, Inc	829
37,013		Korn/Ferry International	1,532
23,849		LSC Communications, Inc	361
48,422		Manpower, Inc	6,107
22,585		Matthews International Corp (Class A)	1,193
17,061		McGrath RentCorp	802
80,085	*,†,m	Media General, Inc	0
13,300	*	Mistras Group, Inc	312
31,645		Mobile Mini, Inc	1,092
24,011		MSA Safety, Inc	1,861
9,774		Multi-Color Corp	732
33,798	*	Navigant Consulting, Inc	656
259,314		Nielsen NV	9,439
4,961	*	NL Industries, Inc	71
36,708	*	On Assignment, Inc	2,359
133,127		Pitney Bowes, Inc	1,488
21,796		Quad Graphics, Inc	493
157,798		Republic Services, Inc	10,669
20,546		Resources Connection, Inc	317
89,569		Robert Half International, Inc	4,975
66,866		Rollins, Inc	3,111
31,926		RPX Corp	429
51,083		RR Donnelley & Sons Co	475
12,140	*	SP Plus Corp	450
61,807		Steelcase, Inc (Class A)	939
60,073	*	Stericycle, Inc	4,084
20,907	*,e	Team, Inc	312
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

41,281		Tetra Tech, Inc	$1,988
111,342	*	TransUnion	6,119
30,336	*	TriNet Group, Inc	1,345
30,958	*	TrueBlue, Inc	851
11,006		Unifirst Corp	1,815
16,280		US Ecology, Inc	830
103,110	*	Verisk Analytics, Inc	9,899
15,178		Viad Corp	841
5,586		VSE Corp	271
26,743	*	WageWorks, Inc	1,658
312,638		Waste Management, Inc	26,981
5,398	*	Willdan Group, Inc	129
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	174,859

CONSUMER DURABLES & APPAREL - 1.4%
15,286	e	Acushnet Holdings Corp	322
39,523	*,e	American Outdoor Brands Corp	507
7,681		Bassett Furniture Industries, Inc	289
21,459	*	Beazer Homes USA, Inc	412
64,612		Brunswick Corp	3,568
50,955		CalAtlantic Group, Inc	2,873
69,841		Callaway Golf Co	973
33,604		Carter’s, Inc	3,948
6,102	*	Cavco Industries, Inc	931
13,611	*	Century Communities, Inc	423
14,228	*	Clarus Corp	112
19,279		Columbia Sportswear Co	1,386
45,716	*	CROCS, Inc	578
6,879		CSS Industries, Inc	191
6,895		Culp, Inc	231
22,861	*	Deckers Outdoor Corp	1,835
5,204	*	Delta Apparel, Inc	105
248,158		DR Horton, Inc	12,673
7,865		Escalade, Inc	97
18,783		Ethan Allen Interiors, Inc	537
5,531		Flexsteel Industries, Inc	259
31,215	*,e	Fossil Group, Inc	243
77,803		Garmin Ltd	4,635
30,360	*	G-III Apparel Group Ltd	1,120
74,136	*,e	GoPro, Inc	561
16,535	*	Green Brick Partners, Inc	187
6,360		Hamilton Beach Brands Holding Co	163
263,507	e	Hanesbrands, Inc	5,510
81,028		Hasbro, Inc	7,365
19,658	*	Helen of Troy Ltd	1,894
7,913		Hooker Furniture Corp	336
93,175	*	Hovnanian Enterprises, Inc (Class A)	312
13,822	*	Installed Building Products Inc	1,050
18,443	*,e	iRobot Corp	1,415
3,583		Johnson Outdoors, Inc	222
60,650	e	KB Home	1,938
36,137		La-Z-Boy, Inc	1,127
94,275		Leggett & Platt, Inc	4,500
10,378		Lennar Corp (B Shares)	536
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

144,066		Lennar Corp (Class A)	$9,111
12,635	*,e	LGI Homes, Inc	948
3,964		Libbey, Inc	30
7,210		Lifetime Brands, Inc	119
68,879	*	Lululemon Athletica, Inc	5,413
16,714	*	M/I Homes, Inc	575
13,092	*	Malibu Boats Inc	389
8,407		Marine Products Corp	107
246,470	e	Mattel, Inc	3,791
13,690	*	MCBC Holdings, Inc	304
33,055		MDC Holdings, Inc	1,054
26,198	*	Meritage Homes Corp	1,341
99,912	*	Michael Kors Holdings Ltd	6,289
44,608	*	Mohawk Industries, Inc	12,307
11,320		Movado Group, Inc	365
3,180		Nacco Industries, Inc (Class A)	120
22,756	*	Nautilus, Inc	304
6,504	*	New Home Co Inc	82
345,653		Newell Rubbermaid, Inc	10,681
931,233		Nike, Inc (Class B)	58,249
2,410	*	NVR, Inc	8,455
11,750		Oxford Industries, Inc	884
8,860	*	Perry Ellis International, Inc	222
38,838	e	Polaris Industries, Inc	4,816
24,507		Pool Corp	3,177
196,552		Pulte Homes, Inc	6,535
56,345		PVH Corp	7,731
40,781		Ralph Lauren Corp	4,229
27,136	*,e	Sequential Brands Group, Inc	48
94,686	*	Skechers U.S.A., Inc (Class A)	3,583
40,349	*	Steven Madden Ltd	1,884
12,383	e	Sturm Ruger & Co, Inc	692
5,163		Superior Uniform Group, Inc	138
191,265		Tapestry, Inc	8,460
43,734	*	Taylor Morrison Home Corp	1,070
33,646	*	Tempur Sealy International, Inc	2,109
107,446		Toll Brothers, Inc	5,160
26,487	*	TopBuild Corp	2,006
75,996	*	TRI Pointe Homes, Inc	1,362
28,980		Tupperware Corp	1,817
135,169	*,e	Under Armour, Inc	1,800
134,677	*,e	Under Armour, Inc (Class A)	1,943
10,905	*	Unifi, Inc	391
10,485	*	Universal Electronics, Inc	495
16,444	*	Vera Bradley, Inc	200
231,190		VF Corp	17,108
41,550	*	Vista Outdoor, Inc	605
5,214		Weyco Group, Inc	155
50,263		Whirlpool Corp	8,476
17,713	*	William Lyon Homes, Inc	515
67,978		Wolverine World Wide, Inc	2,167
21,026	*	Zagg, Inc	388
		TOTAL CONSUMER DURABLES & APPAREL	275,564
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 2.3%
44,790	*	Adtalem Global Education, Inc	$1,883
12,233	*	American Public Education, Inc	306
162,451		ARAMARK Holdings Corp	6,943
10,215	*	Ascent Media Corp (Series A)	117
64,026	*	Belmond Ltd.	784
15,173		BJ’s Restaurants, Inc	552
71,417		Bloomin’ Brands, Inc	1,524
14,693		Bob Evans Farms, Inc	1,158
12,424	*	Bojangles’, Inc	147
61,116		Boyd Gaming Corp	2,142
13,548	*	Bridgepoint Education, Inc	112
36,213	*	Bright Horizons Family Solutions	3,404
34,614	e	Brinker International, Inc	1,344
8,594	*	Buffalo Wild Wings, Inc	1,344
94,787	*	Caesars Entertainment Corp	1,199
8,227	*	Cambium Learning Group, Inc	47
8,534		Capella Education Co	661
46,334	*	Career Education Corp	560
285,876		Carnival Corp	18,974
11,838		Carriage Services, Inc	304
27,792	*	Carrols Restaurant Group, Inc	338
16,727	*	Century Casinos, Inc	153
31,824	e	Cheesecake Factory	1,533
60,816	*,e	Chegg, Inc	993
18,056	*	Chipotle Mexican Grill, Inc (Class A)	5,219
24,500		Choice Hotels International, Inc	1,901
9,566		Churchill Downs, Inc	2,226
12,474	*	Chuy’s Holdings, Inc	350
5,623		Collectors Universe	161
13,430	e	Cracker Barrel Old Country Store, Inc	2,134
89,127		Darden Restaurants, Inc	8,558
30,312	*	Dave & Buster’s Entertainment, Inc	1,672
17,725	*	Del Frisco’s Restaurant Group, Inc	270
23,487	*	Del Taco Restaurants, Inc	285
41,277	*	Denny’s Corp	547
10,362	e	DineEquity, Inc	526
30,807		Domino’s Pizza, Inc	5,821
43,999		Drive Shack, Inc	243
66,960		Dunkin Brands Group, Inc	4,317
14,501	*	El Pollo Loco Holdings, Inc	144
33,208	*,e	Eldorado Resorts, Inc	1,101
2,242	*,e	Empire Resorts, Inc	61
117,907		Extended Stay America, Inc	2,240
20,469	*	Fiesta Restaurant Group, Inc	389
6,424	*	Fogo De Chao, Inc	75
7,389	*	Golden Entertainment, Inc	241
3,029		Graham Holdings Co	1,691
33,683	*	Grand Canyon Education, Inc	3,016
149,953		H&R Block, Inc	3,932
14,706	*,e	Habit Restaurants, Inc	140
42,750	*	Hilton Grand Vacations, Inc	1,793
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

153,442		Hilton Worldwide Holdings, Inc	$12,254
76,812	*	Houghton Mifflin Harcourt Co	714
32,335	*	Hyatt Hotels Corp	2,378
76,966		ILG, Inc	2,192
76,027		International Game Technology plc	2,015
18,045		International Speedway Corp (Class A)	719
10,324	*	J Alexander’s Holdings, Inc	100
21,801		Jack in the Box, Inc	2,139
26,055	*	K12, Inc	414
61,127	*	La Quinta Holdings, Inc	1,128
253,278		Las Vegas Sands Corp	17,600
26,148	*,e	Laureate Education, Inc	355
3,365		Liberty Tax, Inc	37
10,890	*	Lindblad Expeditions Holdings, Inc	107
14,211		Marcus Corp	389
215,617		Marriott International, Inc (Class A)	29,266
15,948		Marriott Vacations Worldwide Corp	2,156
566,374		McDonald’s Corp	97,484
367,507		MGM Resorts International	12,271
7,140	*	Monarch Casino & Resort, Inc	320
2,378	*	Nathan’s Famous, Inc	180
8,091	*,e	Noodles & Co	43
130,999	*	Norwegian Cruise Line Holdings Ltd	6,976
18,811		Papa John’s International, Inc	1,056
60,160	*	Penn National Gaming, Inc	1,885
38,765	*	Pinnacle Entertainment, Inc	1,269
60,595	*	Planet Fitness, Inc	2,098
16,455	*	Potbelly Corp	202
6,547		RCI Hospitality Holdings, Inc	183
11,433	*	Red Lion Hotels Corp	113
9,211	*	Red Robin Gourmet Burgers, Inc	520
48,687		Red Rock Resorts, Inc	1,643
27,109	*	Regis Corp	416
123,608		Royal Caribbean Cruises Ltd	14,744
21,790		Ruth’s Chris Steak House, Inc	472
37,197	*	Scientific Games Corp (Class A)	1,908
51,334	*,e	SeaWorld Entertainment, Inc	697
132,072		Service Corp International	4,929
97,685	*	ServiceMaster Global Holdings, Inc	5,008
15,620	*,e	Shake Shack, Inc	675
51,787	e	Six Flags Entertainment Corp	3,447
29,466	e	Sonic Corp	810
27,603	*	Sotheby’s (Class A)	1,424
9,984		Speedway Motorsports, Inc	188
995,544		Starbucks Corp	57,174
769	*	Steak N Shake Co	319
7,659	e	Strayer Education, Inc	686
48,860		Texas Roadhouse, Inc (Class A)	2,574
28,261		Vail Resorts, Inc	6,005
20,333	*	Weight Watchers International, Inc	900
134,006		Wendy’s	2,200
21,048	e	Wingstop, Inc	820
74,098		Wyndham Worldwide Corp	8,586
58,012		Wynn Resorts Ltd	9,780
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

252,546		Yum China Holdings, Inc	$10,107
239,020		Yum! Brands, Inc	19,506
14,098	*,e	Zoe’s Kitchen, Inc	236
		TOTAL CONSUMER SERVICES	449,392

DIVERSIFIED FINANCIALS - 4.0%
38,253		Affiliated Managers Group, Inc	7,851
21,134		AG Mortgage Investment Trust	402
256,339		AGNC Investment Corp	5,176
311,298		Ally Financial, Inc	9,077
511,497		American Express Co	50,797
106,070		Ameriprise Financial, Inc	17,976
806,094		Annaly Capital Management, Inc	9,584
70,479		Anworth Mortgage Asset Corp	383
61,155	e	Apollo Commercial Real Estate Finance, Inc	1,128
22,112		Ares Commercial Real Estate Corp	285
16,506	e	Arlington Asset Investment Corp (Class A)	194
26,163		ARMOUR Residential REIT, Inc	673
32,135		Artisan Partners Asset Management, Inc	1,269
4,316		Associated Capital Group, Inc	147
10,240		B. Riley Financial, Inc	185
704,458		Bank of New York Mellon Corp	37,942
166,153		BGC Partners, Inc (Class A)	2,511
88,291		BlackRock, Inc	45,356
48,331	*	Cannae Holdings, Inc	823
343,037		Capital One Financial Corp	34,160
71,072		Capstead Mortgage Corp	615
79,012		CBOE Holdings, Inc	9,844
833,527		Charles Schwab Corp	42,818
7,318		Cherry Hill Mortgage Investment Corp	132
132,524		Chimera Investment Corp	2,449
237,687		CME Group, Inc	34,714
15,440		Cohen & Steers, Inc	730
18,127	*,e	Cowen Group, Inc	247
8,085	*,e	Credit Acceptance Corp	2,615
112,419		CYS Investments, Inc	903
2,179		Diamond Hill Investment Group, Inc	450
263,279		Discover Financial Services	20,251
19,156	*	Donnelley Financial Solutions, Inc	373
33,323		Dynex Capital, Inc	234
197,618	*	E*TRADE Financial Corp	9,796
78,977		Eaton Vance Corp	4,454
11,344	*,e	Elevate Credit, Inc	85
4,816		Ellington Residential Mortgage REIT	58
17,368	*,e	Encore Capital Group, Inc	731
23,911	*	Enova International, Inc	363
29,096		Evercore Partners, Inc (Class A)	2,619
38,445	*	Ezcorp, Inc (Class A)	469
27,381		Factset Research Systems, Inc	5,278
68,886		Federated Investors, Inc (Class B)	2,485
42,264		Financial Engines, Inc	1,281
34,393		FirstCash, Inc	2,320
228,297		Franklin Resources, Inc	9,892
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,847	e	Gain Capital Holdings, Inc	$238
4,049		GAMCO Investors, Inc (Class A)	120
249,382		Goldman Sachs Group, Inc	63,533
31,227		Granite Point Mortgage Trust, Inc	554
8,938		Great Ajax Corp	124
33,057	*	Green Dot Corp	1,992
19,893	e	Greenhill & Co, Inc	388
10,099		Hamilton Lane, Inc	357
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	849
15,460		Houlihan Lokey, Inc	702
47,028		Interactive Brokers Group, Inc (Class A)	2,785
408,681		IntercontinentalExchange Group, Inc	28,837
11,369	*	INTL FCStone, Inc	484
288,465		Invesco Ltd	10,541
81,478		Invesco Mortgage Capital, Inc	1,453
24,759		Investment Technology Group, Inc	477
7,773		KKR Real Estate Finance Trust, Inc	156
49,496		Ladder Capital Corp	675
73,441		Ladenburg Thalmann Financial Services, Inc	232
76,930		Lazard Ltd (Class A)	4,039
62,850		Legg Mason, Inc	2,638
214,482	*	LendingClub Corp	886
234,584		Leucadia National Corp	6,214
63,483		LPL Financial Holdings, Inc	3,627
26,319		MarketAxess Holdings, Inc	5,310
6,533		Marlin Business Services Corp	146
5,352		Medley Management, Inc	35
280,832		MFA Mortgage Investments, Inc	2,224
18,185		Moelis & Co	882
116,245		Moody’s Corp	17,159
914,235		Morgan Stanley	47,970
13,834		Morningstar, Inc	1,341
63,518		MSCI, Inc (Class A)	8,038
34,047		MTGE Investment Corp	630
81,850		NASDAQ OMX Group, Inc	6,289
166,451		Navient Corp	2,217
14,990		Nelnet, Inc (Class A)	821
213,603		New Residential Investment Corp	3,819
75,449		New York Mortgage Trust, Inc	466
22,218	*,m	NewStar Financial, Inc	12
150,134		Northern Trust Corp	14,997
40,173		OM Asset Management plc	673
36,046	*	On Deck Capital, Inc	207
38,494	*	OneMain Holdings, Inc	1,000
7,363		Oppenheimer Holdings, Inc	197
23,694	e	Orchid Island Capital, Inc	220
6,966		Owens Realty Mortgage, Inc	112
47,765		PennyMac Mortgage Investment Trust	768
17,372		Pico Holdings, Inc	222
10,272		Piper Jaffray Cos	886
13,025		PJT Partners, Inc	594
33,753	*,e	PRA Group, Inc	1,121
9,591		Pzena Investment Management, Inc (Class A)	102
93,238		Raymond James Financial, Inc	8,326
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,629		Redwood Trust, Inc	$839
8,577	*	Regional Management Corp	226
22,197		Resource Capital Corp	208
182,875		S&P Global, Inc	30,979
16,951	*	Safeguard Scientifics, Inc	190
104,294		Santander Consumer USA Holdings, Inc	1,942
95,362		SEI Investments Co	6,853
5,338		Silvercrest Asset Management Group, Inc	86
313,613	*	SLM Corp	3,544
178,139		Starwood Property Trust, Inc	3,803
264,983		State Street Corp	25,865
47,909		Stifel Financial Corp	2,853
557,476		Synchrony Financial	21,524
164,445		T Rowe Price Group, Inc	17,255
181,946		TD Ameritrade Holding Corp	9,303
22,143		Tiptree Financial, Inc	132
7,897		TPG RE Finance Trust, Inc	150
125,580		Two Harbors Investment Corp	2,042
18,355	e	Virtu Financial, Inc	336
4,800		Virtus Investment Partners, Inc	552
123,112		Voya Financial, Inc	6,090
58,496		Waddell & Reed Financial, Inc (Class A)	1,307
28,538		Western Asset Mortgage Capital Corp	284
5,409		Westwood Holdings Group, Inc	358
84,317	e	WisdomTree Investments, Inc	1,058
4,248	*	World Acceptance Corp	343
10,497		ZAIS Financial Corp	159
		TOTAL DIVERSIFIED FINANCIALS	779,091

ENERGY - 5.7%
109,725	*	Abraxas Petroleum Corp	270
1,730		Adams Resources & Energy, Inc	75
388,004		Anadarko Petroleum Corp	20,813
110,226		Andeavor	12,603
167,046	*	Antero Resources Corp	3,174
274,941		Apache Corp	11,608
28,129	*,e	Approach Resources, Inc	83
15,667		Arch Coal, Inc	1,460
51,391		Archrock, Inc	540
20,832	*,e	Ardmore Shipping Corp	167
306,760		Baker Hughes a GE Co	9,706
12,272	*	Basic Energy Services, Inc	288
21,135	*	Bill Barrett Corp	108
14,562	*	Bonanza Creek Energy, Inc	402
26,221	e	Bristow Group, Inc	353
33,520	*	C&J Energy Services, Inc	1,122
330,287		Cabot Oil & Gas Corp	9,446
16,749	*,e	California Resources Corp	326
145,414	*	Callon Petroleum Co	1,767
15,028	*,e	CARBO Ceramics, Inc	153
45,074	*,e	Carrizo Oil & Gas, Inc	959
80,346	*	Centennial Resource Development, Inc	1,591
148,068	*	Cheniere Energy, Inc	7,972
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

635,661	*,e	Chesapeake Energy Corp	$2,517
1,341,045		Chevron Corp	167,885
67,259		Cimarex Energy Co	8,206
96,211	*	Clean Energy Fuels Corp	195
54,879	*	Cloud Peak Energy, Inc	244
165,329	*	CNX Resources Corp	2,419
106,246	*	Concho Resources, Inc	15,960
848,963		ConocoPhillips	46,600
20,666	*	CONSOL Energy, Inc	817
12,994	*	Contango Oil & Gas Co	61
64,271	*	Continental Resources, Inc	3,404
11,149	e	CVR Energy, Inc	415
56,457		Delek US Holdings, Inc	1,973
280,409	*	Denbury Resources, Inc	620
368,169		Devon Energy Corp	15,242
55,111		DHT Holdings, Inc	198
38,317	*,e	Diamond Offshore Drilling, Inc	712
70,230	*	Diamondback Energy, Inc	8,867
20,589	*	Dorian LPG Ltd	169
27,635	*	Dril-Quip, Inc	1,318
7,121	*	Earthstone Energy, Inc	76
61,180	*	Eclipse Resources Corp	147
70,571	*	Energen Corp	4,063
21,016	*	Energy XXI Gulf Coast, Inc	121
301,987	e	Ensco plc	1,785
406,367		EOG Resources, Inc	43,851
28,367	*,e	EP Energy Corp	67
169,417		EQT Corp	9,643
14,364	*	Era Group, Inc	154
17,517		Evolution Petroleum Corp	120
23,313	*	Exterran Corp	733
87,596	*,e	Extraction Oil & Gas, Inc	1,253
3,008,437	d	Exxon Mobil Corp	251,626
110,222	*,e	Fairmount Santrol Holdings, Inc	576
49,153	*	Forum Energy Technologies, Inc	764
36,662		Frank’s International NV	244
52,498	e	Frontline Ltd	241
32,033		GasLog Ltd	713
74,944	*,e	Gastar Exploration, Inc	79
32,816	*,e	Gener8 Maritime, Inc	217
9,836	*	Geospace Technologies Corp	128
69,477	e	Golar LNG Ltd	2,071
26,945		Green Plains Renewable Energy, Inc	454
10,488		Gulf Island Fabrication, Inc	141
109,431	*	Gulfport Energy Corp	1,396
42,984	*	Halcon Resources Corp	325
10,340		Hallador Energy Co	63
613,238		Halliburton Co	29,969
100,808	*	Helix Energy Solutions Group, Inc	760
76,890	e	Helmerich & Payne, Inc	4,970
206,705		Hess Corp	9,812
127,243		HollyFrontier Corp	6,517
23,510	*	Independence Contract Drilling, Inc	94
20,967	*	International Seaways, Inc	387
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

823	*,e	Isramco, Inc	$86
22,747	*,e	Jagged Peak Energy, Inc	359
22,628	*,e	Keane Group, Inc	430
7,122	*	Key Energy Services, Inc	84
1,361,542		Kinder Morgan, Inc	24,603
139,280	*	Kosmos Energy LLC	954
117,588	*	Laredo Petroleum Holdings, Inc	1,248
29,366	*,e	Lilis Energy, Inc	150
5,616	*,e	Mammoth Energy Services, Inc	110
610,364		Marathon Oil Corp	10,333
343,108		Marathon Petroleum Corp	22,638
64,577	*	Matador Resources Co	2,010
19,934	*	Matrix Service Co	355
200,712	*	McDermott International, Inc	1,321
7,581	*	Midstates Petroleum Co, Inc	126
114,242	e	Murphy Oil Corp	3,547
203,104		Nabors Industries Ltd	1,387
272,401		National Oilwell Varco, Inc	9,812
9,713	*	Natural Gas Services Group, Inc	254
61,477	e	Navios Maritime Acq Corp	68
7,613	*,e	NCS Multistage Holdings, Inc	112
144,456	*	Newfield Exploration Co	4,555
63,344	*	Newpark Resources, Inc	545
63,005	*	Noble Corp plc	285
349,693		Noble Energy, Inc	10,190
68,002	e	Nordic American Tanker Shipping	167
170,623	*	Oasis Petroleum, Inc	1,435
543,046		Occidental Petroleum Corp	40,001
71,446		Oceaneering International, Inc	1,510
38,178	*	Oil States International, Inc	1,080
261,756		Oneok, Inc	13,991
26,237	*	Overseas Shipholding Group, Inc	72
29,983	*	Pacific Ethanol, Inc	136
10,734		Panhandle Oil and Gas, Inc (Class A)	221
23,180	*	Par Pacific Holdings, Inc	447
96,030	*	Parker Drilling Co	96
167,421	*	Parsley Energy, Inc	4,929
150,779		Patterson-UTI Energy, Inc	3,469
78,916		PBF Energy, Inc	2,798
47,717	*	PDC Energy, Inc	2,459
35,218	*	Peabody Energy Corp	1,387
10,090	*	Penn Virginia Corp	395
9,723	*	PHI, Inc	112
309,310		Phillips 66	31,287
42,944	*	Pioneer Energy Services Corp	131
118,885		Pioneer Natural Resources Co	20,549
17,508	*,e	ProPetro Holding Corp	353
173,948	*	Questar Market Resources, Inc	1,665
139,657		Range Resources Corp	2,383
27,182	*	Renewable Energy Group, Inc	321
15,559	*,e	Resolute Energy Corp	490
4,186	*	Rex American Resources Corp	347
9,601	*	RigNet, Inc	144
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,471	*	Ring Energy, Inc	$451
83,867	*	Rowan Cos plc	1,313
42,512	e	RPC, Inc	1,085
95,255	*	RSP Permian, Inc	3,875
31,286	*,e	Sanchez Energy Corp	166
24,071	*,e	SandRidge Energy, Inc	507
983,720		Schlumberger Ltd	66,293
121,758		Scorpio Tankers, Inc	371
11,768	*	SEACOR Holdings, Inc	544
11,831	*	SEACOR Marine Holdings, Inc	138
6,869	*,e	Select Energy Services, Inc	125
48,551		SemGroup Corp	1,466
45,041	e	Ship Finance International Ltd	698
4,694	*	SilverBow Resources, Inc	139
80,594		SM Energy Co	1,780
12,316	*,e	Smart Sand, Inc	107
6,855	*	Solaris Oilfield Infrastructure, Inc	147
278,863	*	Southwestern Energy Co	1,556
143,792	*	SRC Energy, Inc	1,227
13,911	*	Stone Energy Corp	447
111,107	*	Superior Energy Services	1,070
141,390		Targa Resources Investments, Inc	6,846
36,192	e	Teekay Corp	337
85,424	e	Teekay Tankers Ltd (Class A)	120
39,279	*,e	Tellurian, Inc	383
32,701	*	Tetra Technologies, Inc	140
283,324	*,e	Transocean Ltd (NYSE)	3,026
136,898	*	Ultra Petroleum Corp	1,240
36,980	*	Unit Corp	814
95,169	*,e	Uranium Energy Corp	168
58,687		US Silica Holdings Inc	1,911
309,447		Valero Energy Corp	28,441
14,396	*	W&T Offshore, Inc	48
643,511	*,e	Weatherford International Ltd	2,683
65,205	*	Whiting Petroleum Corp	1,727
13,341	*,e	WildHorse Resource Development Corp	246
581,180		Williams Cos, Inc	17,720
49,281		World Fuel Services Corp	1,387
284,313	*	WPX Energy, Inc	4,000
		TOTAL ENERGY	1,119,047

FOOD & STAPLES RETAILING - 1.3%
19,849		Andersons, Inc	618
27,395	e	Casey’s General Stores, Inc	3,067
14,374	*	Chefs’ Warehouse Holdings, Inc	295
718,055		CVS Health Corp	52,059
10,217		Ingles Markets, Inc (Class A)	354
632,171		Kroger Co	17,353
6,410	*,e	Natural Grocers by Vitamin C	57
50,163	*	Performance Food Group Co	1,660
14,866		Pricesmart, Inc	1,280
763,555	*,e	Rite Aid Corp	1,504
17,661	*	Smart & Final Stores, Inc	151
27,344		Spartan Stores, Inc	730
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

96,073	*	Sprouts Farmers Market, Inc	$2,339
27,415	*	SUPERVALU, Inc	592
347,247		Sysco Corp	21,088
36,929	*	United Natural Foods, Inc	1,820
144,258	*	US Foods Holding Corp	4,606
4,843		Village Super Market (Class A)	111
619,712		Walgreens Boots Alliance, Inc	45,003
1,018,845		Wal-Mart Stores, Inc	100,611
4,684		Weis Markets, Inc	194
		TOTAL FOOD & STAPLES RETAILING	255,492

FOOD, BEVERAGE & TOBACCO - 4.4%
2,319		Alico, Inc	68
1,354,690		Altria Group, Inc	96,738
24,445	*,e	Amplify Snack Brands, Inc	294
382,570		Archer Daniels Midland Co	15,333
48,393	e	B&G Foods, Inc (Class A)	1,701
63,616	*,e	Blue Buffalo Pet Products, Inc	2,086
5,887	*,e	Boston Beer Co, Inc (Class A)	1,125
38,532		Brown-Forman Corp	2,591
126,267		Brown-Forman Corp (Class B)	8,671
100,089		Bunge Ltd	6,714
11,455	e	Calavo Growers, Inc	967
22,629	*	Cal-Maine Foods, Inc	1,006
128,062		Campbell Soup Co	6,161
61,868	*,e	Castle Brands, Inc	75
3,092		Coca-Cola Bottling Co Consolidated	666
2,724,282		Coca-Cola Co	124,990
276,572		ConAgra Foods, Inc	10,418
114,335		Constellation Brands, Inc (Class A)	26,133
308,296		Costco Wholesale Corp	57,380
7,653	*	Craft Brewers Alliance, Inc	147
118,243	*	Darling International, Inc	2,144
65,223		Dean Foods Co	754
126,157		Dr Pepper Snapple Group, Inc	12,245
5,320	*	Farmer Bros Co	171
128,238		Flowers Foods, Inc	2,476
23,973		Fresh Del Monte Produce, Inc	1,143
15,781	*,e	Freshpet, Inc	299
406,905		General Mills, Inc	24,125
73,323	*	Hain Celestial Group, Inc	3,108
95,764		Hershey Co	10,870
193,543		Hormel Foods Corp	7,043
57,996	*	Hostess Brands, Inc	859
46,997		Ingredion, Inc	6,570
10,369		J&J Snack Foods Corp	1,574
78,341		J.M. Smucker Co	9,733
5,780		John B. Sanfilippo & Son, Inc	366
178,522		Kellogg Co	12,136
421,140		Kraft Heinz Co	32,748
104,074		Lamb Weston Holdings, Inc	5,875
13,060		Lancaster Colony Corp	1,687
19,323	*	Landec Corp	243
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,603	*	Lifeway Foods, Inc	$29
8,386		Limoneira Co	188
81,380		McCormick & Co, Inc	8,293
9,193		MGP Ingredients, Inc	707
124,267		Molson Coors Brewing Co (Class B)	10,199
1,040,594		Mondelez International, Inc	44,537
288,410	*	Monster Beverage Corp	18,253
8,574		National Beverage Corp	835
1,010,205		PepsiCo, Inc	121,144
1,098,105		Philip Morris International, Inc	116,015
39,140	*	Pilgrim’s Pride Corp	1,216
85,273		Pinnacle Foods, Inc	5,071
47,135	*	Post Holdings, Inc	3,734
18,742	*	Primo Water Corp	236
14,731		Sanderson Farms, Inc	2,044
192		Seaboard Corp	847
5,451	*	Seneca Foods Corp	168
60,655		Snyder’s-Lance, Inc	3,038
10,661	e	Tootsie Roll Industries, Inc	388
40,066	*	TreeHouse Foods, Inc	1,982
4,760		Turning Point Brands, Inc	101
194,482		Tyson Foods, Inc (Class A)	15,767
17,023		Universal Corp	894
48,193		Vector Group Ltd	1,079
		TOTAL FOOD, BEVERAGE & TOBACCO	856,198

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
5,996	*,e	AAC Holdings, Inc	54
16,111		Abaxis, Inc	798
1,196,420		Abbott Laboratories	68,280
28,689	*	Abiomed, Inc	5,377
56,824	*,e	Acadia Healthcare Co, Inc	1,854
58,290	*,e	Accuray, Inc	251
20,426		Aceto Corp	211
5,501	*	Addus HomeCare Corp	191
225,645		Aetna Inc	40,704
55,158	*	Align Technology, Inc	12,256
133,589	*	Allscripts Healthcare Solutions, Inc	1,944
9,240	*	Almost Family, Inc	511
20,714	*	Amedisys, Inc	1,092
6,596	*,e	American Renal Associates Holdings, Inc	115
114,067		AmerisourceBergen Corp	10,474
34,893	*	AMN Healthcare Services, Inc	1,719
9,253		Analogic Corp	775
26,107	*	Angiodynamics, Inc	434
10,943	*	Anika Therapeutics, Inc	590
104,354	*,e	Antares Pharma, Inc	208
182,136		Anthem, Inc	40,982
28,653	*	athenahealth, Inc	3,812
22,609	*	AtriCure, Inc	412
1,019		Atrion Corp	643
18,090	*	AxoGen, Inc	512
346,498		Baxter International, Inc	22,398
182,751		Becton Dickinson & Co	39,120
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

86,257	*,e	BioScrip, Inc	$251
19,708	*	BioTelemetry, Inc	589
959,616	*	Boston Scientific Corp	23,789
135,933	*	Brookdale Senior Living, Inc	1,319
25,974		Cantel Medical Corp	2,672
19,478	*	Capital Senior Living Corp	263
219,683		Cardinal Health, Inc	13,460
23,626	*	Cardiovascular Systems, Inc	560
45,319	*,e	Castlight Health, Inc	170
122,066	*	Centene Corp	12,314
200,098	*	Cerner Corp	13,485
71,510	*	Cerus Corp	242
10,898		Chemed Corp	2,648
169,250		Cigna Corp	34,373
11,529	*	Civitas Solutions, Inc	197
68,750	*,e	Community Health Systems, Inc	293
8,700	e	Computer Programs & Systems, Inc	261
27,401	*	ConforMIS, Inc	65
19,875		Conmed Corp	1,013
34,668		Cooper Cos, Inc	7,553
55,618	*,e	Corindus Vascular Robotics, Inc	56
7,512	*	Corvel Corp	397
19,227	*	Cotiviti Holdings, Inc	619
25,224	*	Cross Country Healthcare, Inc	322
23,064	*	CryoLife, Inc	442
10,004	*	Cutera, Inc	454
435,998		Danaher Corp	40,469
104,674	*	DaVita, Inc	7,563
162,210		Dentsply Sirona, Inc	10,678
60,646	*	DexCom, Inc	3,480
34,269	*	Diplomat Pharmacy, Inc	688
146,338	*	Edwards Lifesciences Corp	16,494
59,131	*,e	Endologix, Inc	316
35,447		Ensign Group, Inc	787
8,941	*	Entellus Medical, Inc	218
84,226	*	Envision Healthcare Corp	2,911
27,704	*,e	Evolent Health, Inc	341
7,074	*	Exactech, Inc	350
405,357	*	Express Scripts Holding Co	30,256
4,418	*	FONAR Corp	108
28,070	*,e	Genesis Health Care, Inc	21
30,765	*	GenMark Diagnostics, Inc	128
20,642	*,e	Glaukos Corp	529
51,975	*	Globus Medical, Inc	2,136
36,085	*	Haemonetics Corp	2,096
33,829	*	Halyard Health, Inc	1,562
202,436	*	HCA Holdings, Inc	17,782
35,870	*	HealthEquity, Inc	1,674
62,923	*	HealthSouth Corp	3,109
18,780	*	HealthStream, Inc	435
114,182	*	Henry Schein, Inc	7,979
4,605	*	Heska Corp	369
47,607		Hill-Rom Holdings, Inc	4,013
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

60,877	*	HMS Holdings Corp	$1,032
199,868	*	Hologic, Inc	8,544
102,124		Humana, Inc	25,334
10,885	*	ICU Medical, Inc	2,351
62,805	*	Idexx Laboratories, Inc	9,821
12,244	*	Inogen Inc	1,458
43,464	*	Inovalon Holdings, Inc	652
41,898	*	Insulet Corp	2,891
22,691	*	Integer Holding Corp	1,028
44,740	*	Integra LifeSciences Holdings Corp	2,141
77,717	*	Intuitive Surgical, Inc	28,362
23,110		Invacare Corp	389
9,800	*	iRhythm Technologies, Inc	549
29,171	*	K2M Group Holdings, Inc	525
61,383		Kindred Healthcare, Inc	595
69,963	*	Laboratory Corp of America Holdings	11,160
18,233	*	Lantheus Holdings, Inc	373
9,523		LeMaitre Vascular, Inc	303
11,372	*	LHC Group, Inc	697
26,991	*	LifePoint Hospitals, Inc	1,344
34,912	*	LivaNova plc	2,790
16,931	*	Magellan Health Services, Inc	1,635
32,408	*	Masimo Corp	2,748
149,320		McKesson Corp	23,286
40,701	*	Medidata Solutions, Inc	2,579
66,129	*	MEDNAX, Inc	3,534
962,283		Medtronic plc	77,704
31,965		Meridian Bioscience, Inc	448
35,220	*	Merit Medical Systems, Inc	1,522
31,755	*	Molina Healthcare, Inc	2,435
12,716	*,e	NantHealth, Inc	39
7,753		National Healthcare Corp	472
5,598		National Research Corp	209
24,197	*	Natus Medical, Inc	924
26,800	*	Neogen Corp	2,203
19,942	*	Nevro Corp	1,377
41,426	*,e	Novocure Ltd	837
36,380	*	NuVasive, Inc	2,128
45,234	*	NxStage Medical, Inc	1,096
6,699	*,e	Obalon Therapeutics, Inc	44
26,681	*	Omnicell, Inc	1,294
40,487	*	OraSure Technologies, Inc	764
12,159	*	Orthofix International NV	665
43,714		Owens & Minor, Inc	825
14,688	*,e	Oxford Immunotec Global plc	205
57,408		Patterson Cos, Inc	2,074
21,136	*	Penumbra, Inc	1,989
5,304	*,e	PetIQ, Inc	116
33,935	*	Premier, Inc	991
8,662	*	Providence Service Corp	514
6,666	*,e	Pulse Biosciences, Inc	157
37,773	*	Quality Systems, Inc	513
98,348		Quest Diagnostics, Inc	9,686
20,943	*	Quidel Corp	908
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,147	*,e	Quotient Ltd	$90
72,154	*	R1 RCM, Inc	318
25,914	*	RadNet, Inc	262
99,909		Resmed, Inc	8,461
37,335	*,e	Rockwell Medical, Inc	217
38,631	*	RTI Biologics, Inc	158
77,335	*	Select Medical Holdings Corp	1,365
10,185	*,e	Sientra, Inc	143
7,680		Simulations Plus, Inc	124
26,141	*	Staar Surgical Co	405
59,349		STERIS Plc	5,191
238,608		Stryker Corp	36,946
13,353	*,e	Surgery Partners, Inc	162
10,275	*	SurModics, Inc	288
6,560	*	Tabula Rasa HealthCare, Inc	184
6,719	*,e	Tactile Systems Technology, Inc	195
38,788	*,e	Teladoc, Inc	1,352
32,171		Teleflex, Inc	8,005
59,665	*,e	Tenet Healthcare Corp	905
26,395	*	Tivity Health, Inc	965
18,039	*	Triple-S Management Corp (Class B)	448
679,008		UnitedHealth Group, Inc	149,694
62,113		Universal Health Services, Inc (Class B)	7,041
9,158		US Physical Therapy, Inc	661
2,349		Utah Medical Products, Inc	191
27,229	*	Varex Imaging Corp	1,094
65,944	*	Varian Medical Systems, Inc	7,330
77,809	*	Veeva Systems, Inc	4,301
19,827	*,e	ViewRay, Inc	184
11,543	*,e	Viveve Medical, Inc	57
20,093	*	Vocera Communications, Inc	607
31,751	*	WellCare Health Plans, Inc	6,385
51,937		West Pharmaceutical Services, Inc	5,125
76,096	*	Wright Medical Group NV	1,689
140,781		Zimmer Holdings, Inc	16,988
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,045,807

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
7,431	*	Central Garden & Pet Co	289
24,471	*	Central Garden and Pet Co (Class A)	923
167,255		Church & Dwight Co, Inc	8,391
93,017		Clorox Co	13,835
610,631		Colgate-Palmolive Co	46,072
333,432		Coty, Inc	6,632
41,449	*	Edgewell Personal Care Co	2,462
15,146	*,e	elf Beauty, Inc	338
44,546		Energizer Holdings, Inc	2,137
153,041		Estee Lauder Cos (Class A)	19,473
48,475	*,e	Herbalife Ltd	3,283
81,882	*	HRG Group, Inc	1,388
12,258		Inter Parfums, Inc	533
250,896		Kimberly-Clark Corp	30,273
7,966		Medifast, Inc	556
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,685		Natural Health Trends Corp	$86
5,868		Nature’s Sunshine Products, Inc	68
36,417		Nu Skin Enterprises, Inc (Class A)	2,485
3,981		Oil-Dri Corp of America	165
6,476	e	Orchids Paper Products Co	83
1,816,986		Procter & Gamble Co	166,945
8,319	*,e	Revlon, Inc (Class A)	181
17,796		Spectrum Brands, Inc	2,000
8,349	*	USANA Health Sciences, Inc	618
9,183		WD-40 Co	1,084
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	310,300

INSURANCE - 4.2%
272,630		Aflac, Inc	23,931
10,673	*	Alleghany Corp	6,362
253,580		Allstate Corp	26,552
32,424	*	AMBAC Financial Group, Inc	518
61,796		American Equity Investment Life Holding Co	1,899
49,160		American Financial Group, Inc	5,336
638,205		American International Group, Inc	38,024
5,469		American National Insurance Co	701
13,468		Amerisafe, Inc	830
61,882	e	Amtrust Financial Services, Inc	623
176,102		Aon plc	23,598
82,527	*	Arch Capital Group Ltd	7,491
20,906		Argo Group International Holdings Ltd	1,289
127,528		Arthur J. Gallagher & Co	8,070
43,239		Aspen Insurance Holdings Ltd	1,756
38,716		Assurant, Inc	3,904
87,044		Assured Guaranty Ltd	2,948
77,195	*	Athene Holding Ltd	3,992
8,461	*	Atlas Financial Holdings, Inc	174
58,873		Axis Capital Holdings Ltd	2,959
6,904		Baldwin & Lyons, Inc (Class B)	165
1,365,511	*	Berkshire Hathaway, Inc (Class B)	270,672
4,749		Blue Capital Reinsurance Holdings Ltd	57
50,784	*	Brighthouse Financial, Inc	2,978
83,972		Brown & Brown, Inc	4,321
328,012		Chubb Ltd	47,932
110,535		Cincinnati Financial Corp	8,287
32,879	*,e	Citizens, Inc (Class A)	242
17,827		CNA Financial Corp	946
123,157		Conseco, Inc	3,041
11,609		Crawford & Co (Class B)	112
7,812		Donegal Group, Inc (Class A)	135
11,930	*	eHealth, Inc	207
6,754		EMC Insurance Group, Inc	194
23,170		Employers Holdings, Inc	1,029
8,013	*	Enstar Group Ltd	1,609
17,977		Erie Indemnity Co (Class A)	2,190
29,074		Everest Re Group Ltd	6,433
7,071		FBL Financial Group, Inc (Class A)	492
10,321		Federated National Holding Co	171
77,945		First American Financial Corp	4,368
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

187,960		FNF Group	$7,376
339,186	*	Genworth Financial, Inc (Class A)	1,055
6,929	*	Global Indemnity Ltd	291
20,683	*	Greenlight Capital Re Ltd (Class A)	416
7,438	*	Hallmark Financial Services	78
30,826		Hanover Insurance Group, Inc	3,332
250,070		Hartford Financial Services Group, Inc	14,074
5,533	e	HCI Group, Inc	165
8,194	*,e	Health Insurance Innovations, Inc	204
18,411	e	Heritage Insurance Holdings, Inc	332
29,606		Horace Mann Educators Corp	1,306
5,237		Independence Holding Co	144
7,783		Infinity Property & Casualty Corp	825
1,119		Investors Title Co	222
12,617		James River Group Holdings Ltd	505
28,739		Kemper Corp	1,980
7,037		Kingstone Cos, Inc	132
10,502		Kinsale Capital Group, Inc	473
154,642		Lincoln National Corp	11,887
190,008		Loews Corp	9,506
48,335		Maiden Holdings Ltd	319
9,774	*	Markel Corp	11,134
364,866		Marsh & McLennan Cos, Inc	29,696
91,305	*	MBIA, Inc	668
20,342		Mercury General Corp	1,087
641,691		Metlife, Inc	32,444
35,673		National General Holdings Corp	701
1,551		National Western Life Group, Inc	513
15,353		Navigators Group, Inc	748
7,308	*	NI Holdings, Inc	124
172,585		Old Republic International Corp	3,690
33,067		Primerica, Inc	3,358
184,832		Principal Financial Group	13,042
37,307		ProAssurance Corp	2,132
408,658		Progressive Corp	23,016
302,106		Prudential Financial, Inc	34,736
45,889		Reinsurance Group of America, Inc (Class A)	7,155
28,612		RenaissanceRe Holdings Ltd	3,593
27,824		RLI Corp	1,688
11,093		Safety Insurance Group, Inc	892
42,211		Selective Insurance Group, Inc	2,478
11,039		State Auto Financial Corp	321
15,315		Stewart Information Services Corp	648
51,271	*	Third Point Reinsurance Ltd	751
82,529		Torchmark Corp	7,486
196,375		Travelers Cos, Inc	26,636
15,868	*	Trupanion, Inc	464
16,104		United Fire & Casualty Co	734
12,682		United Insurance Holdings Corp	219
22,402		Universal Insurance Holdings, Inc	613
163,857		UnumProvident Corp	8,994
55,625		Validus Holdings Ltd	2,610
68,120		W.R. Berkley Corp	4,881
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,033		White Mountains Insurance Group Ltd	$2,582
88,137		Willis Towers Watson plc	13,281
168,527		XL Group Ltd	5,925
		TOTAL INSURANCE	820,200

MATERIALS - 3.4%
20,886		A. Schulman, Inc	778
15,014	e	Advanced Emissions Solutions, Inc	145
22,501	*	AdvanSix, Inc	947
16,379	*	AgroFresh Solutions, Inc	121
150,906		Air Products & Chemicals, Inc	24,761
228,124	*,e	AK Steel Holding Corp	1,291
79,222		Albemarle Corp	10,132
133,728	*	Alcoa Corp	7,204
78,013	*,e	Allegheny Technologies, Inc	1,883
20,501		American Vanguard Corp	403
4,440		Ampco-Pittsburgh Corp	55
43,141		Aptargroup, Inc	3,722
13,288		Ardagh Group S.A.	280
43,629		Ashland Global Holdings, Inc	3,106
62,843		Avery Dennison Corp	7,218
153,684	*	Axalta Coating Systems Ltd	4,973
23,190		Balchem Corp	1,869
248,833		Ball Corp	9,418
66,316		Bemis Co, Inc	3,169
91,892	*	Berry Plastics Group, Inc	5,391
27,727		Boise Cascade Co	1,106
43,691		Cabot Corp	2,691
36,582		Calgon Carbon Corp	779
24,233		Carpenter Technology Corp	1,236
95,524		Celanese Corp (Series A)	10,229
36,798	*	Century Aluminum Co	723
169,311		CF Industries Holdings, Inc	7,202
5,158		Chase Corp	622
131,764		Chemours Co	6,596
11,678	*	Clearwater Paper Corp	530
213,712	*	Cleveland-Cliffs, Inc	1,541
23,538	*	Codexis, Inc	197
119,550	*	Coeur Mining, Inc	897
83,562		Commercial Metals Co	1,782
22,798	e	Compass Minerals International, Inc	1,647
5,367		Core Molding Technologies, Inc	116
89,223	*	Crown Holdings, Inc	5,019
8,022		Deltic Timber Corp	734
45,300		Domtar Corp	2,243
1,652,252		DowDuPont, Inc	117,673
34,107		Eagle Materials, Inc	3,864
97,831		Eastman Chemical Co	9,063
181,311		Ecolab, Inc	24,328
60,041	*	Ferro Corp	1,416
47,286	*,m	Ferroglobe plc	0
40,724	*	Flotek Industries, Inc	190
96,083		FMC Corp	9,095
943,540	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	17,890
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,819		FutureFuel Corp	$251
48,995	*	GCP Applied Technologies, Inc	1,563
39,231		Gold Resource Corp	173
224,514		Graphic Packaging Holding Co	3,469
3,993		Greif, Inc	277
18,292		Greif, Inc (Class A)	1,108
34,325		H.B. Fuller Co	1,849
7,923		Hawkins, Inc	279
9,402		Haynes International, Inc	301
283,752		Hecla Mining Co	1,127
143,018		Huntsman Corp	4,761
30,403	*	Ingevity Corp	2,143
14,138		Innophos Holdings, Inc	661
17,291		Innospec, Inc	1,221
56,669		International Flavors & Fragrances, Inc	8,648
287,694		International Paper Co	16,669
67,354	*,e	Intrepid Potash, Inc	321
12,178		Kaiser Aluminum Corp	1,301
62,146		Kapstone Paper and Packaging Corp	1,410
125,028	*	Klondex Mines Ltd	326
7,156		KMG Chemicals, Inc	473
15,231	*	Koppers Holdings, Inc	775
21,628	*	Kraton Polymers LLC	1,042
14,288		Kronos Worldwide, Inc	368
104,108	*	Louisiana-Pacific Corp	2,734
15,120	*,e	LSB Industries, Inc	132
226,878		LyondellBasell Industries AF S.C.A	25,029
45,253		Martin Marietta Materials, Inc	10,003
14,781		Materion Corp	718
25,740		Minerals Technologies, Inc	1,772
307,958		Monsanto Co	35,963
255,239		Mosaic Co	6,549
18,118		Myers Industries, Inc	353
10,909		Neenah Paper, Inc	989
4,153		NewMarket Corp	1,650
382,185		Newmont Mining Corp	14,340
224,015		Nucor Corp	14,243
119,149		Olin Corp	4,239
6,559		Olympic Steel, Inc	141
32,453	*	Omnova Solutions, Inc	325
117,357	*	Owens-Illinois, Inc	2,602
66,961		Packaging Corp of America	8,072
32,454		PH Glatfelter Co	696
159,281	*	Platform Specialty Products Corp	1,580
58,890		PolyOne Corp	2,562
180,622		PPG Industries, Inc	21,100
20,162	*	PQ Group Holdings, Inc	332
199,630		Praxair, Inc	30,879
9,399		Quaker Chemical Corp	1,417
31,957	e	Rayonier Advanced Materials, Inc	654
50,286		Reliance Steel & Aluminum Co	4,314
41,577		Royal Gold, Inc	3,414
94,890		RPM International, Inc	4,974
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,418	*	Ryerson Holding Corp	$88
19,399		Schnitzer Steel Industries, Inc (Class A)	650
22,501		Schweitzer-Mauduit International, Inc	1,021
30,897		Scotts Miracle-Gro Co (Class A)	3,306
126,662		Sealed Air Corp	6,244
31,821		Sensient Technologies Corp	2,328
57,658		Sherwin-Williams Co	23,642
53,846		Silgan Holdings, Inc	1,583
69,011		Sonoco Products Co	3,667
58,429		Southern Copper Corp (NY)	2,772
168,984		Steel Dynamics, Inc	7,288
14,267		Stepan Co	1,127
78,355	*	Summit Materials, Inc	2,463
48,451	*	SunCoke Energy, Inc	581
207,059		Tahoe Resources, Inc	992
29,755	*	TimkenSteel Corp	452
15,246	*	Trecora Resources	206
19,671		Tredegar Corp	378
31,587		Trinseo S.A.	2,293
47,159		Tronox Ltd	967
4,630	*	UFP Technologies, Inc	129
1,357		United States Lime & Minerals, Inc	105
126,215		United States Steel Corp	4,442
11,048	*,e	US Concrete, Inc	924
16,839		Valhi, Inc	104
145,388		Valvoline, Inc	3,643
22,885	*	Verso Corp	402
94,624		Vulcan Materials Co	12,147
11,178	e	Warrior Met Coal, Inc	281
24,489		Westlake Chemical Corp	2,609
170,131		WestRock Co	10,754
31,289		Worthington Industries, Inc	1,379
48,393		WR Grace and Co	3,394
		TOTAL MATERIALS	670,928

MEDIA - 2.6%
39,663	e	AMC Entertainment Holdings, Inc	599
38,893	*	AMC Networks, Inc	2,103
3,422		Cable One, Inc	2,407
240,324		CBS Corp (Class B)	14,179
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	267
130,422	*	Charter Communications, Inc	43,817
76,895		Cinemark Holdings, Inc	2,677
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	129
3,292,900		Comcast Corp (Class A)	131,881
772	*,e	Daily Journal Corp	178
111,235	*,e	Discovery Communications, Inc (Class A)	2,489
152,146	*	Discovery Communications, Inc (Class C)	3,221
158,597	*	DISH Network Corp (Class A)	7,573
11,002	e	Emerald Expositions Events, Inc	224
88,350		Entercom Communications Corp (Class A)	954
50,932		Entravision Communications Corp (Class A)	364
20,620	*,e	Eros International plc	199
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,935	*	EW Scripps Co (Class A)	$671
86,657		Gannett Co, Inc	1,004
46,930	*	Gray Television, Inc	786
11,523	*	Hemisphere Media Group, Inc	133
42,177	*	Imax Corp	976
281,435		Interpublic Group of Cos, Inc	5,674
31,321		John Wiley & Sons, Inc (Class A)	2,059
7,655	*	Liberty Braves Group (Class A)	169
25,374	*	Liberty Braves Group (Class C)	564
17,476	*	Liberty Broadband Corp (Class A)	1,486
74,265	*	Liberty Broadband Corp (Class C)	6,324
15,619	*	Liberty Media Group (Class A)	511
123,792	*,e	Liberty Media Group (Class C)	4,229
64,398	*	Liberty SiriusXM Group (Class A)	2,554
129,903	*	Liberty SiriusXM Group (Class C)	5,152
37,150	*,e	Lions Gate Entertainment Corp (Class A)	1,256
71,817	*	Lions Gate Entertainment Corp (Class B)	2,279
96,974	*	Live Nation, Inc	4,128
9,932	*	Loral Space & Communications, Inc	438
13,200	*	Madison Square Garden Co	2,783
37,799	*	MDC Partners, Inc	369
27,920		Meredith Corp	1,844
43,336	*	MSG Networks, Inc	878
46,358		National CineMedia, Inc	318
36,183		New Media Investment Group, Inc	607
89,935		New York Times Co (Class A)	1,664
268,456		News Corp	4,352
86,319		News Corp (Class B)	1,433
31,898		Nexstar Broadcasting Group, Inc (Class A)	2,494
159,145		Omnicom Group, Inc	11,591
12,373	*	Reading International, Inc	207
81,985		Regal Entertainment Group (Class A)	1,886
1,728	*,m	Rovi Guides, Inc	7
3,161		Saga Communications, Inc	128
7,701		Salem Communications	35
19,984		Scholastic Corp	802
61,710		Scripps Networks Interactive (Class A)	5,269
51,858	e	Sinclair Broadcast Group, Inc (Class A)	1,963
1,052,096	e	Sirius XM Holdings, Inc	5,639
156,124		TEGNA, Inc	2,198
545,743		Time Warner, Inc	49,919
71,820		Time, Inc	1,325
5,104	*	Townsquare Media, Inc	39
52,414		Tribune Co	2,226
15,283	*	tronc, Inc	269
733,969		Twenty-First Century Fox, Inc	25,344
314,752		Twenty-First Century Fox, Inc (Class B)	10,739
7,706		Viacom, Inc	269
233,649		Viacom, Inc (Class B)	7,199
1,095,574		Walt Disney Co	117,785
15,148	*,e	WideOpenWest, Inc	160
27,047	e	World Wrestling Entertainment, Inc (Class A)	827
		TOTAL MEDIA	516,222
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
1,126,960		AbbVie, Inc	$108,988
18,729	*,e	Abeona Therapeutics, Inc	297
70,913	*	Acadia Pharmaceuticals, Inc	2,135
18,841	*,e	Accelerate Diagnostics, Inc	494
22,847	*	Acceleron Pharma, Inc	970
21,294	*,e	Achaogen, Inc	229
86,253	*	Achillion Pharmaceuticals, Inc	248
14,790	*	Aclaris Therapeutics, Inc	365
31,389	*	Acorda Therapeutics, Inc	673
12,735	*,e	Adamas Pharmaceuticals, Inc	432
26,641	*,e	Aduro Biotech, Inc	200
26,299	*,e	Advaxis, Inc	75
21,807	*	Aerie Pharmaceuticals, Inc	1,303
56,789	*,e	Agenus, Inc	185
232,407		Agilent Technologies, Inc	15,564
30,271	*	Agios Pharmaceuticals, Inc	1,731
25,712	*	Aimmune Therapeutics, Inc	972
10,845	*,e	Akcea Therapeutics, Inc	188
26,366	*	Akebia Therapeutics, Inc	392
64,824	*	Akorn, Inc	2,089
34,164	*	Alder Biopharmaceuticals, Inc	391
152,165	*	Alexion Pharmaceuticals, Inc	18,197
110,420	*	Alkermes plc	6,043
238,823		Allergan plc	39,067
60,843	*	Alnylam Pharmaceuticals, Inc	7,730
25,493	*	AMAG Pharmaceuticals, Inc	338
521,244		Amgen, Inc	90,645
98,916	*	Amicus Therapeutics, Inc	1,423
25,774	*	Amphastar Pharmaceuticals, Inc	496
12,566	*	AnaptysBio, Inc	1,266
23,093	*,e	Anavex Life Sciences Corp	74
5,767	*	ANI Pharmaceuticals, Inc	372
29,050	*	Aratana Therapeutics, Inc	153
22,973	*	Ardelyx, Inc	152
23,307	*	Arena Pharmaceuticals, Inc	792
126,892	*	Array Biopharma, Inc	1,624
10,043	*	Assembly Biosciences, Inc	454
17,138	*,e	Asterias Biotherapeutics, Inc	39
17,368	*,e	Atara Biotherapeutics, Inc	314
52,762	*,e	Athersys, Inc	96
10,702	*	Audentes Therapeutics, Inc	334
14,714	*	Avexis, Inc	1,628
21,434	*	Axovant Sciences Ltd	113
19,950	*,e	Bellicum Pharmaceuticals, Inc	168
53,741	*	BioCryst Pharmaceuticals, Inc	264
150,873	*	Biogen Idec, Inc	48,064
7,175	*	Biohaven Pharmaceutical Holding Co Ltd	194
126,546	*	BioMarin Pharmaceuticals, Inc	11,284
15,362	*	Bio-Rad Laboratories, Inc (Class A)	3,666
3,856	*	Biospecifics Technologies Corp	167
25,935		Bio-Techne Corp	3,360
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,186	*,e	BioTime, Inc	$121
78,809	*	Bioverativ, Inc	4,249
29,677	*	Bluebird Bio, Inc	5,285
28,144	*	Blueprint Medicines Corp	2,122
1,163,954		Bristol-Myers Squibb Co	71,327
76,600		Bruker BioSciences Corp	2,629
21,820	*	Calithera Biosciences, Inc	182
5,849	*,e	Calyxt, Inc	129
23,380	*	Cambrex Corp	1,122
19,366	*,e	Cara Therapeutics Inc	237
26,295	*	Cascadian Therapeutics, Inc	97
90,837	*	Catalent, Inc	3,732
50,782	*	Catalyst Pharmaceuticals, Inc	199
547,145	*	Celgene Corp	57,100
73,063	*	Celldex Therapeutics, Inc	208
34,386	*	Charles River Laboratories International, Inc	3,764
18,304	*	ChemoCentryx, Inc	109
30,594	*	Chimerix, Inc	142
14,633	*,e	Clearside Biomedical, Inc	102
28,355	*	Clovis Oncology, Inc	1,928
27,864	*,e	Coherus Biosciences, Inc	245
16,286	*,e	Collegium Pharmaceutical, Inc	301
11,239	*	Concert Pharmaceuticals Inc	291
18,652	*,e	Contatus Pharmaceuticals, Inc	86
32,828	*	Corbus Pharmaceuticals Holdings, Inc	233
65,375	*,e	Corcept Therapeutics, Inc	1,181
15,295	*	Corium International, Inc	147
6,717	*,e	Corvus Pharmaceuticals, Inc	70
84,568	*	Curis, Inc	59
30,153	*	Cytokinetics, Inc	246
21,311	*	CytomX Therapeutics, Inc	450
44,278	*,e	Depomed, Inc	356
27,246	*	Dermira, Inc	758
84,059	*	Durect Corp	77
35,256	*,e	Dynavax Technologies Corp	659
6,368	*,e	Eagle Pharmaceuticals, Inc	340
12,202	*,e	Edge Therapeutics, Inc	114
24,325	*,e	Editas Medicine, Inc	748
689,622		Eli Lilly & Co	58,245
24,015	*	Emergent Biosolutions, Inc	1,116
11,786	*	Enanta Pharmaceuticals, Inc	692
161,263	*	Endo International plc	1,250
27,058	*	Enzo Biochem, Inc	221
29,818	*	Epizyme, Inc	374
9,694	*,e	Esperion Thereapeutics, Inc	638
79,297	*	Exact Sciences Corp	4,166
209,243	*	Exelixis, Inc	6,361
24,636	*,e	Fate Therapeutics, Inc	151
42,613	*	FibroGen, Inc	2,020
19,800	*	Five Prime Therapeutics, Inc	434
19,463	*,e	Flexion Therapeutics Inc	487
20,851	*	Fluidigm Corp	123
24,951	*,e	Fortress Biotech, Inc	100
10,540	*,e	Foundation Medicine, Inc	719
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,695	*	G1 Therapeutics, Inc	$113
20,661	*,e	Genocea Biosciences Inc	24
14,071	*	Genomic Health, Inc	481
114,325	*,e	Geron Corp	206
925,140		Gilead Sciences, Inc	66,277
26,450	*	Global Blood Therapeutics, Inc	1,041
79,065	*	Halozyme Therapeutics, Inc	1,602
32,353	*,e	Heron Therapeutics, Inc	586
118,653	*	Horizon Pharma plc	1,732
62,986	*,e	Idera Pharmaceuticals, Inc	133
35,767	*	Ignyta, Inc	955
102,805	*	Illumina, Inc	22,462
8,484	*	Immune Design Corp	33
65,469	*,e	Immunogen, Inc	420
69,521	*,e	Immunomedics, Inc	1,123
53,162	*	Impax Laboratories, Inc	885
39,474	*	INC Research Holdings, Inc	1,721
123,042	*	Incyte Corp	11,653
55,553	*	Innoviva, Inc	788
49,160	*,e	Inovio Pharmaceuticals, Inc	203
45,452	*	Insmed, Inc	1,417
17,481	*,e	Insys Therapeutics, Inc	168
10,757	*,e	Intellia Therapeutics, Inc	207
12,921	*,e	Intercept Pharmaceuticals, Inc	755
18,642	*	Intersect ENT, Inc	604
25,348	*	Intra-Cellular Therapies, Inc	367
39,434	*,e	Intrexon Corp	454
27,249	*,e	Invitae Corp	247
89,084	*	Ionis Pharmaceuticals, Inc	4,481
34,093	*	Iovance Biotherapeutics, Inc	273
113,005	*	IQVIA Holdings, Inc	11,063
95,014	*	Ironwood Pharmaceuticals, Inc	1,424
1,913,923		Johnson & Johnson	267,413
4,482	*,e	Jounce Therapeutics, Inc	57
46,335	*	Juno Therapeutics, Inc	2,118
5,857	*,e	Kala Pharmaceuticals, Inc	108
23,632	*	Karyopharm Therapeutics, Inc	227
59,203	*,e	Keryx Biopharmaceuticals, Inc	275
15,620	*	Kindred Biosciences Inc	148
10,057	*	Kura Oncology, Inc	154
12,410	*,e	La Jolla Pharmaceutical Co	399
19,506	*,e	Lannett Co, Inc	453
30,110	*,e	Lexicon Pharmaceuticals, Inc	297
14,752	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,020
14,417	*	Loxo Oncology, Inc	1,214
31,134		Luminex Corp	613
23,459	*	MacroGenics, Inc	446
72,043	*	Mallinckrodt plc	1,625
40,487	*,e	Matinas BioPharma Holdings, Inc	47
49,764	*,e	Medicines Co	1,361
22,034	*,e	MediciNova, Inc	143
5,025	*	Medpace Holdings, Inc	182
6,150	*	Melinta Therapeutics, Inc	97
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,058	e	Merrimack Pharmaceuticals, Inc	$93
18,355	*	Mettler-Toledo International, Inc	11,371
75,041	*,e	MiMedx Group, Inc	946
18,922	*	Minerva Neurosciences, Inc	114
10,019	*	Miragen Therapeutics, Inc	105
53,355	*	Momenta Pharmaceuticals, Inc	744
370,268	*	Mylan NV	15,666
11,927	*	MyoKardia, Inc	502
46,607	*	Myriad Genetics, Inc	1,601
10,862	*	NanoString Technologies, Inc	81
22,232	*,e	NantKwest, Inc	100
19,889	*	Natera, Inc	179
97,897	*	Nektar Therapeutics	5,846
38,546	*,e	NeoGenomics, Inc	342
10,102	*	Neos Therapeutics, Inc	103
63,342	*	Neurocrine Biosciences, Inc	4,915
14,869	*,e	NewLink Genetics Corp	121
197,987	*,e	Novavax, Inc	246
10,969	*	Novelion Therapeutics, Inc	34
19,320	*,e	Nymox Pharmaceutical Corp	64
13,115	*,e	Ocular Therapeutix, Inc	58
29,642	*,e	Omeros Corp	576
238,337	*,e	Opko Health, Inc	1,168
60,008	*,e	Organovo Holdings, Inc	80
18,209	*	Otonomy, Inc	101
4,292	*,e	Ovid therapeutics, Inc	42
55,440	*,e	Pacific Biosciences of California, Inc	146
28,237	*	Pacira Pharmaceuticals, Inc	1,289
17,330	*	Paratek Pharmaceuticals, Inc	310
120,653	*	PDL BioPharma, Inc	331
78,986		PerkinElmer, Inc	5,775
92,108		Perrigo Co plc	8,028
4,192,182		Pfizer, Inc	151,841
12,927		Phibro Animal Health Corp	433
24,527	*	Pieris Pharmaceuticals, Inc	185
36,240	*	Portola Pharmaceuticals, Inc	1,764
34,913	*	PRA Health Sciences, Inc	3,180
38,233	*	Prestige Brands Holdings, Inc	1,698
51,583	*	Progenics Pharmaceuticals, Inc	307
4,860	*	Protagonist Therapeutics, Inc	101
27,579	*,e	Prothena Corp plc	1,034
25,096	*	PTC Therapeutics, Inc	419
20,506	*	Puma Biotechnology, Inc	2,027
166,375	*	QIAGEN NV	5,146
8,205	*	Ra Pharmaceuticals, Inc	70
27,010	*,e	Radius Health, Inc	858
6,375	*,e	Reata Pharmaceuticals, Inc	181
8,471	*	Recro Pharma, Inc	78
55,147	*	Regeneron Pharmaceuticals, Inc	20,733
19,715	*	REGENXBIO, Inc	656
24,847	*	Repligen Corp	901
25,726	*	Retrophin, Inc	542
15,494	*	Revance Therapeutics, Inc	554
6,147	*	Rhythm Pharmaceuticals, Inc	179
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

86,450	*	Rigel Pharmaceuticals, Inc	$335
24,925	*	Sage Therapeutics, Inc	4,105
52,234	*	Sangamo Biosciences, Inc	857
37,245	*	Sarepta Therapeutics, Inc	2,072
1,936,964	*	Schering-Plough Corp	108,993
70,004	*	Seattle Genetics, Inc	3,745
8,829	*	Selecta Biosciences, Inc	87
13,345	*,e	Seres Therapeutics, Inc	135
16,648	*	Spark Therapeutics, Inc	856
56,104	*	Spectrum Pharmaceuticals, Inc	1,063
12,168	*	Stemline Therapeutics, Inc	190
14,983	*,e	Strongbridge Biopharma plc	109
18,349	*,e	Sucampo Pharmaceuticals, Inc (Class A)	329
34,621	*	Supernus Pharmaceuticals, Inc	1,380
6,983	*	Syndax Pharmaceuticals, Inc	61
164,107	*,e	Synergy Pharmaceuticals, Inc	366
9,466	*,e	Syros Pharmaceuticals, Inc	92
29,885	*,e	Teligent, Inc	108
26,872	*,e	TESARO, Inc	2,227
26,726	*	Tetraphase Pharmaceuticals, Inc	168
34,724	*,e	TG Therapeutics, Inc	285
114,084	*,e	TherapeuticsMD, Inc	689
29,259	*,e	Theravance Biopharma, Inc	816
281,540		Thermo Fisher Scientific, Inc	53,459
6,159	*,e	Tocagen, Inc	63
32,080	*	Trevena, Inc	51
28,669	*	Ultragenyx Pharmaceutical, Inc	1,330
28,234	*	United Therapeutics Corp	4,177
31,395	*	Vanda Pharmaceuticals, Inc	477
17,356	*	VBI Vaccines, Inc	74
16,367	*	Veracyte, Inc	107
23,940	*	Versartis, Inc	53
179,329	*	Vertex Pharmaceuticals, Inc	26,874
8,673	*,e	Voyager Therapeutics, Inc	144
55,014	*	Waters Corp	10,628
8,910	*,e	WaVe Life Sciences Pte Ltd	313
8,356	*,e	XBiotech, Inc	33
27,098	*	Xencor Inc	594
90,754	*,e	ZIOPHARM Oncology, Inc	376
347,183		Zoetis, Inc	25,011
17,421	*	Zogenix, Inc	698
7,989	*,e	Zynerba Pharmaceuticals, Inc	100
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,535,569

REAL ESTATE - 3.8%
60,331		Acadia Realty Trust	1,651
18,415		Agree Realty Corp	947
33,490		Alexander & Baldwin, Inc	929
1,329		Alexander’s, Inc	526
64,573		Alexandria Real Estate Equities, Inc	8,433
8,343	*,e	Altisource Portfolio Solutions S.A.	234
37,147		Altisource Residential Corp	441
28,646		American Assets Trust,Inc	1,095
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

96,842		American Campus Communities, Inc	$3,973
164,177		American Homes 4 Rent	3,586
300,584		American Tower Corp	42,884
111,644		Apartment Investment & Management Co (Class A)	4,880
123,327		Apple Hospitality REIT, Inc	2,418
31,681		Armada Hoffler Properties, Inc	492
20,771		Ashford Hospitality Prime, Inc	202
56,474		Ashford Hospitality Trust, Inc	380
7,072	*	AV Homes, Inc	118
96,379		AvalonBay Communities, Inc	17,195
16,903		Bluerock Residential Growth REIT, Inc	171
110,916		Boston Properties, Inc	14,422
121,360		Brandywine Realty Trust	2,208
218,369		Brixmor Property Group, Inc	4,075
61,667		Camden Property Trust	5,677
50,740		CareTrust REIT, Inc	850
29,192		CatchMark Timber Trust Inc	383
124,137	e	CBL & Associates Properties, Inc	703
198,683	*	CBRE Group, Inc	8,605
62,949		Cedar Realty Trust, Inc	383
28,285		Chatham Lodging Trust	644
40,024		Chesapeake Lodging Trust	1,084
21,833		City Office REIT, Inc	284
10,462	e	Clipper Realty, Inc	105
350,580		Colony NorthStar, Inc	4,000
83,894		Columbia Property Trust, Inc	1,925
9,586		Community Healthcare Trust, Inc	269
3,235		Consolidated-Tomoka Land Co	205
86,682		CoreCivic, Inc	1,950
9,299	e	CorEnergy Infrastructure Trust, Inc	355
24,799		Coresite Realty	2,825
72,219		Corporate Office Properties Trust	2,109
301,076		Cousins Properties, Inc	2,785
285,429		Crown Castle International Corp	31,685
131,589		CubeSmart	3,806
62,800		CyrusOne, Inc	3,739
66,623		DCT Industrial Trust, Inc	3,916
227,125		DDR Corp	2,035
144,818		DiamondRock Hospitality Co	1,635
145,529		Digital Realty Trust, Inc	16,576
102,445		Douglas Emmett, Inc	4,206
256,864		Duke Realty Corp	6,989
26,096		Easterly Government Properties, Inc	557
23,492		EastGroup Properties, Inc	2,076
52,715		Education Realty Trust, Inc	1,841
87,790		Empire State Realty Trust, Inc	1,802
45,571		Entertainment Properties Trust	2,983
54,941		Equinix, Inc	24,900
87,453	*	Equity Commonwealth	2,668
57,898		Equity Lifestyle Properties, Inc	5,154
249,420		Equity Residential	15,906
46,847		Essex Property Trust, Inc	11,307
82,938		Extra Space Storage, Inc	7,253
19,962	e	Farmland Partners, Inc	173
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

52,442		Federal Realty Investment Trust	$6,965
80,676		First Industrial Realty Trust, Inc	2,539
166,308		Forest City Realty Trust, Inc	4,008
425	*,e	Forestar Group, Inc	9
44,705		Four Corners Property Trust, Inc	1,149
72,511		Franklin Street Properties Corp	779
4,942	*	FRP Holdings, Inc	219
141,130		Gaming and Leisure Properties, Inc	5,222
87,896		Geo Group, Inc	2,074
18,198		Getty Realty Corp	494
447,660		GGP, Inc	10,471
17,811		Gladstone Commercial Corp	375
10,990	e	Global Medical REIT, Inc	90
44,961		Global Net Lease, Inc	925
51,670		Government Properties Income Trust	958
108,607		Gramercy Property Trust	2,895
322,762		HCP, Inc	8,418
82,789		Healthcare Realty Trust, Inc	2,659
142,087		Healthcare Trust of America, Inc	4,268
27,708		Hersha Hospitality Trust	482
27,225		HFF, Inc (Class A)	1,324
71,000		Highwoods Properties, Inc	3,615
115,061		Hospitality Properties Trust	3,435
504,248		Host Marriott Corp	10,009
24,727	*	Howard Hughes Corp	3,246
113,109		Hudson Pacific Properties	3,874
48,914		Independence Realty Trust, Inc	494
90,609		Investors Real Estate Trust	515
207,077		Invitation Homes, Inc	4,881
190,342		Iron Mountain, Inc	7,182
49,646	*	iStar Financial, Inc	561
62,519		JBG SMITH Properties	2,171
6,203	e	Jernigan Capital, Inc	118
31,831		Jones Lang LaSalle, Inc	4,741
61,074		Kennedy-Wilson Holdings, Inc	1,060
69,929		Kilroy Realty Corp	5,220
297,898		Kimco Realty Corp	5,407
60,886		Kite Realty Group Trust	1,193
60,216		Lamar Advertising Co	4,470
81,319		LaSalle Hotel Properties	2,283
155,973		Lexington Realty Trust	1,505
104,529		Liberty Property Trust	4,496
31,791		Life Storage, Inc	2,832
27,895		LTC Properties, Inc	1,215
99,507		Macerich Co	6,536
65,387		Mack-Cali Realty Corp	1,410
11,498	*	Marcus & Millichap, Inc	375
4,532	*	Maui Land & Pineapple Co, Inc	78
20,532		MedEquities Realty Trust, Inc	230
258,540		Medical Properties Trust, Inc	3,563
81,536		Mid-America Apartment Communities, Inc	8,199
50,307		Monmouth Real Estate Investment Corp (Class A)	895
28,201		National Health Investors, Inc	2,126
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

107,878		National Retail Properties, Inc	$4,653
31,451		National Storage Affiliates Trust	857
55,714		New Senior Investment Group, Inc	421
12,730		NexPoint Residential Trust, Inc	356
42,262		NorthStar Realty Europe Corp	568
139,485	e	Omega Healthcare Investors, Inc	3,841
9,027		One Liberty Properties, Inc	234
97,077		Outfront Media, Inc	2,252
141,733		Paramount Group, Inc	2,246
92,621		Park Hotels & Resorts, Inc	2,663
49,813	e	Pebblebrook Hotel Trust	1,852
52,388	e	Pennsylvania REIT	623
107,460		Physicians Realty Trust	1,933
100,383		Piedmont Office Realty Trust, Inc	1,969
29,588		Potlatch Corp	1,476
21,687		Preferred Apartment Communities, Inc	439
372,566		Prologis, Inc	24,034
13,748		PS Business Parks, Inc	1,720
104,345		Public Storage, Inc	21,808
34,553		QTS Realty Trust, Inc	1,871
69,475	*	Quality Care Properties, Inc	959
57,913		Ramco-Gershenson Properties	853
89,792		Rayonier, Inc	2,840
13,117		Re/Max Holdings, Inc	636
98,527		Realogy Holdings Corp	2,611
198,343		Realty Income Corp	11,310
7,300	*,e	Redfin Corp	229
108,110		Regency Centers Corp	7,479
78,162		Retail Opportunities Investment Corp	1,559
173,060		Retail Properties of America, Inc	2,326
48,113		Rexford Industrial Realty, Inc	1,403
124,274		RLJ Lodging Trust	2,730
5,123		RMR Group, Inc	304
31,992		Ryman Hospitality Properties	2,208
116,469		Sabra Healthcare REIT, Inc	2,186
7,521		Safety Income and Growth, Inc	132
6,451		Saul Centers, Inc	398
86,508	*	SBA Communications Corp	14,132
41,385		Select Income REIT	1,040
170,932		Senior Housing Properties Trust	3,273
18,501	e	Seritage Growth Properties	749
220,927		Simon Property Group, Inc	37,942
71,224		SL Green Realty Corp	7,189
354,302		Spirit Realty Capital, Inc	3,040
33,773	*	St. Joe Co	610
64,412		STAG Industrial, Inc	1,760
121,165		STORE Capital Corp	3,155
4,495		Stratus Properties, Inc	134
73,018		Summit Hotel Properties, Inc	1,112
52,001		Sun Communities, Inc	4,825
159,024		Sunstone Hotel Investors, Inc	2,629
67,688	e	Tanger Factory Outlet Centers, Inc	1,794
41,435		Taubman Centers, Inc	2,711
12,164	*	Tejon Ranch Co	253
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,329		Terreno Realty Corp	$1,239
34,663		Tier REIT, Inc	707
13,643	*	Trinity Place Holdings, Inc	95
192,841		UDR, Inc	7,428
20,169		UMH Properties, Inc	301
119,952	e	Uniti Group, Inc	2,134
9,264		Universal Health Realty Income Trust	696
70,770		Urban Edge Properties	1,804
20,808		Urstadt Biddle Properties, Inc (Class A)	452
247,662		Ventas, Inc	14,862
709,541		VEREIT, Inc	5,527
125,038		Vornado Realty Trust	9,775
134,922		Washington Prime Group, Inc	961
55,986		Washington REIT	1,742
86,814		Weingarten Realty Investors	2,854
256,728		Welltower, Inc	16,372
524,970		Weyerhaeuser Co	18,510
25,132	e	Whitestone REIT	362
76,656		WP Carey, Inc	5,282
79,064		Xenia Hotels & Resorts, Inc	1,707
		TOTAL REAL ESTATE	747,003

RETAILING - 5.2%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	196
45,849		Aaron’s, Inc	1,827
51,631		Abercrombie & Fitch Co (Class A)	900
51,735		Advance Auto Parts, Inc	5,157
281,953	*	Amazon.com, Inc	329,736
117,400		American Eagle Outfitters, Inc	2,207
5,481	*	America’s Car-Mart, Inc	245
13,496	*	Asbury Automotive Group, Inc	864
4,073	*,e	At Home Group, Inc	124
46,431	*,e	Autonation, Inc	2,383
19,977	*	AutoZone, Inc	14,211
29,015	*	Barnes & Noble Education, Inc	239
40,294		Barnes & Noble, Inc	270
76,045		Bed Bath & Beyond, Inc	1,672
181,780		Best Buy Co, Inc	12,446
14,390	e	Big 5 Sporting Goods Corp	109
30,493	e	Big Lots, Inc	1,712
9,762	*	Boot Barn Holdings, Inc	162
14,004	e	Buckle, Inc	333
8,786	*	Build-A-Bear Workshop, Inc	81
44,520	*	Burlington Stores, Inc	5,477
28,267		Caleres, Inc	946
22,123		Camping World Holdings, Inc	990
126,809	*	Carmax, Inc	8,132
10,677	*	Carvana Co	204
12,003		Cato Corp (Class A)	191
83,036		Chico’s FAS, Inc	732
12,596		Children’s Place Retail Stores, Inc	1,831
11,556		Citi Trends, Inc	306
13,169	*,e	Conn’s, Inc	468
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,400	*,e	Container Store Group, Inc	$54
33,096		Core-Mark Holding Co, Inc	1,045
63,082		Dick’s Sporting Goods, Inc	1,813
10,952	e	Dillard’s, Inc (Class A)	658
198,653		Dollar General Corp	18,477
161,125	*	Dollar Tree, Inc	17,290
49,292		DSW, Inc (Class A)	1,055
7,236	*,e	Duluth Holdings, Inc	129
83,587		Expedia, Inc	10,011
55,323	*	Express Parent LLC	562
28,194		Finish Line, Inc (Class A)	410
39,150	*	Five Below, Inc	2,596
7,526	*	Floor & Decor Holdings, Inc	366
83,075		Foot Locker, Inc	3,895
25,440	*	Francesca’s Holdings Corp	186
13,967	*	FTD Cos, Inc	100
6,584	*	Gaia, Inc	82
70,099	e	GameStop Corp (Class A)	1,258
171,913		Gap, Inc	5,855
13,677	*	Genesco, Inc	445
103,143		Genuine Parts Co	9,800
50,651	*,e	GNC Holdings, Inc	187
14,604		Group 1 Automotive, Inc	1,036
244,899	*	Groupon, Inc	1,249
44,451		Guess?, Inc	750
13,840		Haverty Furniture Cos, Inc	313
16,994	*	Hibbett Sports, Inc	347
836,846		Home Depot, Inc	158,607
24,109		HSN, Inc	973
8,070	*,e	J. Jill, Inc	63
228,517	*,e	JC Penney Co, Inc	722
12,718	*	Kirkland’s, Inc	152
123,140		Kohl’s Corp	6,678
174,367		L Brands, Inc	10,500
9,431	*,e	Lands’ End, Inc	184
39,468	*	Liberty Expedia Holdings, Inc	1,750
294,854	*	Liberty Interactive Corp	7,200
53,282	*	Liberty TripAdvisor Holdings, Inc	502
56,236	*	Liberty Ventures	3,050
16,930		Lithia Motors, Inc (Class A)	1,923
211,254	*	LKQ Corp	8,592
590,744		Lowe’s Companies, Inc	54,904
19,294	*,e	Lumber Liquidators, Inc	606
215,124		Macy’s, Inc	5,419
18,578	*	MarineMax, Inc	351
83,777	*	Michaels Cos, Inc	2,027
23,604		Monro Muffler, Inc	1,344
25,361	*	Murphy USA, Inc	2,038
12,838	*	National Vision Holdings, Inc	521
290,550	*	NetFlix, Inc	55,774
84,693	e	Nordstrom, Inc	4,013
21,359		Nutri/System, Inc	1,123
370,480		Office Depot, Inc	1,311
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	1,832
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

59,099	*	O’Reilly Automotive, Inc	$14,216
12,199	*,e	Overstock.com, Inc	780
17,507	*,e	Party City Holdco, Inc	244
25,707		Penske Auto Group, Inc	1,230
14,105	e	PetMed Express, Inc	642
59,095		Pier 1 Imports, Inc	245
34,634	*	Priceline.com, Inc	60,185
30,873	e	Rent-A-Center, Inc	343
14,305	*	RH	1,233
270,924		Ross Stores, Inc	21,742
100,020	*	Sally Beauty Holdings, Inc	1,876
2,356		Shoe Carnival, Inc	63
24,406	*	Shutterfly, Inc	1,214
49,664	e	Signet Jewelers Ltd	2,809
29,918	*	Sleep Number Corp	1,125
20,728		Sonic Automotive, Inc (Class A)	382
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	132
26,598		Tailored Brands, Inc	581
398,651		Target Corp	26,012
77,229		Tiffany & Co	8,028
24,339		Tile Shop Holdings, Inc	234
6,790		Tilly’s, Inc	100
451,235		TJX Companies, Inc	34,501
86,269		Tractor Supply Co	6,449
77,582	*	TripAdvisor, Inc	2,673
42,488	*	Ulta Beauty, Inc	9,503
64,021	*	Urban Outfitters, Inc	2,245
17,699	*	Vitamin Shoppe, Inc	78
27,839	*,e	Wayfair, Inc	2,235
62,628	e	Williams-Sonoma, Inc	3,238
1,945		Winmark Corp	252
11,661	*	Zumiez, Inc	243
		TOTAL RETAILING	1,011,112

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
13,345	*,e	Acacia Communications, Inc	483
28,672	*	Advanced Energy Industries, Inc	1,935
556,337	*,e	Advanced Micro Devices, Inc	5,719
15,539	*	Alpha & Omega Semiconductor Ltd	254
23,188	*,e	Ambarella, Inc	1,362
73,241	*	Amkor Technology, Inc	736
260,563		Analog Devices, Inc	23,198
754,336		Applied Materials, Inc	38,562
20,849	*	Axcelis Technologies, Inc	598
26,991	*	AXT, Inc	235
285,428		Broadcom Ltd	73,326
49,923		Brooks Automation, Inc	1,191
17,924		Cabot Microelectronics Corp	1,686
47,258	*	Cavium, Inc	3,962
15,710	*	Ceva, Inc	725
46,452	*	Cirrus Logic, Inc	2,409
18,761		Cohu, Inc	412
70,502	*	Cree, Inc	2,618
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,598	*,e	CyberOptics Corp	$69
236,910		Cypress Semiconductor Corp	3,611
28,713	*	Diodes, Inc	823
16,832	*	DSP Group, Inc	210
102,868		Entegris, Inc	3,132
59,023	*	First Solar, Inc	3,985
51,293	*	Formfactor, Inc	803
9,281	*	GSI Technology, Inc	74
8,421	*	Ichor Holdings Ltd	207
13,074	*,e	Impinj, Inc	295
29,376	*,e	Inphi Corp	1,075
96,873	*	Integrated Device Technology, Inc	2,880
3,338,534		Intel Corp	154,107
16,725	*	IXYS Corp	401
108,495		Kla-Tencor Corp	11,400
50,517	*,e	Kopin Corp	162
113,555		Lam Research Corp	20,902
75,431	*	Lattice Semiconductor Corp	436
29,103	*,e	MA-COM Technology Solutions	947
269,916		Marvell Technology Group Ltd	5,795
192,499		Maxim Integrated Products, Inc	10,064
43,500	*	MaxLinear, Inc	1,149
160,899		Microchip Technology, Inc	14,140
772,748	*	Micron Technology, Inc	31,775
82,939	*	Microsemi Corp	4,284
38,853		MKS Instruments, Inc	3,672
28,750		Monolithic Power Systems, Inc	3,230
18,167	*	Nanometrics, Inc	453
21,168	*,e	NeoPhotonics Corp Ltd	139
3,184		NVE Corp	274
401,167		NVIDIA Corp	77,626
242,139	*	NXP Semiconductors NV	28,352
303,061	*	ON Semiconductor Corp	6,346
20,605	*,e	PDF Solutions, Inc	323
46,544	*	Photronics, Inc	397
19,443	*	Pixelworks, Inc	123
20,135		Power Integrations, Inc	1,481
90,456	*	Qorvo, Inc	6,024
1,048,005		QUALCOMM, INC	67,093
79,664	*	Rambus, Inc	1,133
22,659	*	Rudolph Technologies, Inc	542
47,350	*	Semtech Corp	1,619
25,567	*	Sigma Designs, Inc	178
28,958	*	Silicon Laboratories, Inc	2,557
128,723		Skyworks Solutions, Inc	12,222
14,575	*,e	SMART Global Holdings, Inc	491
42,585	*,e	SunPower Corp	359
145,190		Teradyne, Inc	6,079
707,335		Texas Instruments, Inc	73,874
23,500	*	Ultra Clean Holdings	543
34,384	*	Veeco Instruments, Inc	511
77,993		Versum Materials, Inc	2,952
37,527	*	Xcerra Corp	367
172,027		Xilinx, Inc	11,598
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,485		Xperi Corp	$866
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	743,561

SOFTWARE & SERVICES - 13.5%
31,603	*	2U, Inc	2,039
65,506	*	8x8, Inc	924
32,215	*	A10 Networks, Inc	249
439,285		Accenture plc	67,250
86,241	*	ACI Worldwide, Inc	1,955
525,666		Activision Blizzard, Inc	33,285
23,331	*	Actua Corp	364
57,158	*	Acxiom Corp	1,575
348,594	*	Adobe Systems, Inc	61,088
120,279	*	Akamai Technologies, Inc	7,823
14,717	*	Alarm.com Holdings, Inc	556
34,856		Alliance Data Systems Corp	8,835
211,256	*	Alphabet, Inc (Class A)	222,537
214,608	*	Alphabet, Inc (Class C)	224,566
6,774	*	Alteryx, Inc	171
11,882	*	Amber Road, Inc	87
104,061		Amdocs Ltd	6,814
15,720		American Software, Inc (Class A)	183
61,523	*	Ansys, Inc	9,080
5,867	*	Appfolio, Inc	243
12,607	*	Apptio, Inc	297
52,922	*	Aspen Technology, Inc	3,503
64,859	*	Atlassian Corp plc	2,952
145,805	*	Autodesk, Inc	15,285
314,130		Automatic Data Processing, Inc	36,813
18,304	*	Barracuda Networks, Inc	503
59,668	*	Bazaarvoice, Inc	325
11,374	*,e	Benefitfocus, Inc	307
78,388	*	Black Knight, Inc	3,461
34,044		Blackbaud, Inc	3,217
40,135	*	Blackhawk Network Holdings, Inc	1,431
7,430	*	Blackline, Inc	244
30,473	*	Blucora, Inc	673
105,922		Booz Allen Hamilton Holding Co	4,039
29,562	*	Bottomline Technologies, Inc	1,025
56,836	*	Box, Inc	1,200
20,694	*	Brightcove, Inc	147
84,067		Broadridge Financial Solutions, Inc	7,615
21,331	*,e	BroadSoft, Inc	1,171
209,879		CA, Inc	6,985
17,838	*	CACI International, Inc (Class A)	2,361
199,514	*	Cadence Design Systems, Inc	8,344
46,299	*	Callidus Software, Inc	1,326
18,030	*	Carbonite, Inc	453
33,955	*	Cardtronics plc	629
10,137	*	Care.com, Inc	183
51,951	*,e	Cars.com, Inc	1,498
8,830		Cass Information Systems, Inc	514
96,451		CDK Global, Inc	6,875
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,814	*	ChannelAdvisor Corp	$142
18,077	*,e	Cimpress NV	2,167
103,036	*	Citrix Systems, Inc	9,067
68,978	*	Cloudera, Inc	1,140
408,542		Cognizant Technology Solutions Corp (Class A)	29,015
19,734	*	CommerceHub, Inc	406
9,867	*,e	CommerceHub, Inc (Series A)	217
28,135	*	Commvault Systems, Inc	1,477
137,713	*	Conduent, Inc	2,225
67,630		Convergys Corp	1,589
37,259	*	Cornerstone OnDemand, Inc	1,316
25,159	*	CoStar Group, Inc	7,471
21,523	*	Coupa Software, Inc	672
24,883		CSG Systems International, Inc	1,090
114,401		CSRA, Inc	3,423
142,078	*	Dell Technologies, Inc-VMware Inc	11,548
32,513	*	DHI Group, Inc	62
7,264	*	Digimarc Corp	263
44,464		DST Systems, Inc	2,760
196,821		DXC Technology Co	18,678
704,215	*	eBay, Inc	26,577
17,480	e	Ebix, Inc	1,385
211,912	*	Electronic Arts, Inc	22,263
24,127	*	Ellie Mae, Inc	2,157
43,380	*	Endurance International Group Holdings, Inc	364
30,234	*	Envestnet, Inc	1,507
34,220	*	EPAM Systems, Inc	3,676
83,578	*	Etsy, Inc	1,709
35,298	*	Euronet Worldwide, Inc	2,975
12,571	*	Everbridge, Inc	374
45,885	*	Everi Holdings, Inc	346
44,094		EVERTEC, Inc	602
21,916	*	ExlService Holdings, Inc	1,323
1,656,330	*	Facebook, Inc	292,276
21,529		Fair Isaac Corp	3,298
231,994		Fidelity National Information Services, Inc	21,828
127,712	*	FireEye, Inc	1,813
61,509	*	First American Corp	2,842
336,138	*	First Data Corp	5,617
148,762	*	Fiserv, Inc	19,507
37,675	*	Five9, Inc	937
63,251	*	FleetCor Technologies, Inc	12,171
104,792	*	Fortinet, Inc	4,578
62,703	*	Gartner, Inc	7,722
97,664		Genpact Ltd	3,100
109,228		Global Payments, Inc	10,949
54,344	*	Glu Mobile, Inc	198
89,098	*	GoDaddy, Inc	4,480
42,541	*,e	Gogo, Inc	480
60,011	*,e	GrubHub, Inc	4,309
22,127	*	GTT Communications, Inc	1,039
52,363	*	Guidewire Software, Inc	3,888
17,956		Hackett Group, Inc	282
34,799	*	Hortonworks, Inc	700
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,272	*	HubSpot, Inc	$2,146
49,755	*	IAC/InterActiveCorp	6,084
24,295	*	Imperva, Inc	964
24,668	*	Information Services Group, Inc	103
15,324	*	Instructure, Inc	507
14,801	*	Internap Corp	233
600,790		International Business Machines Corp	92,173
171,972		Intuit, Inc	27,134
33,493		j2 Global, Inc	2,513
55,229		Jack Henry & Associates, Inc	6,460
9,177	*	Leaf Group Ltd	91
101,147		Leidos Holdings, Inc	6,531
50,961	*	Limelight Networks, Inc	225
19,090	*	Liquidity Services, Inc	93
40,701	*	Liveperson, Inc	468
36,974		LogMeIn, Inc	4,234
48,035	*	Manhattan Associates, Inc	2,380
18,418		Mantech International Corp (Class A)	924
667,120		MasterCard, Inc (Class A)	100,975
24,371	*,e	Match Group, Inc	763
44,595		MAXIMUS, Inc	3,192
46,865	*	Meet Group, Inc	132
5,322,804		Microsoft Corp	455,313
6,844	*	MicroStrategy, Inc (Class A)	899
26,600	*	MINDBODY, Inc	810
22,456	*	Mitek Systems, Inc	201
40,466	*	MobileIron, Inc	158
14,483	*	Model N, Inc	228
22,389	*	MoneyGram International, Inc	295
29,292		Monotype Imaging Holdings, Inc	706
10,573	*	MuleSoft, Inc	246
21,173	*	New Relic, Inc	1,223
46,584		NIC, Inc	773
208,409	*	Nuance Communications, Inc	3,407
75,444	*,e	Nutanix, Inc	2,662
8,277	*	Okta, Inc	212
2,069,569		Oracle Corp	97,849
163,222	*,e	Pandora Media, Inc	787
7,197	*,e	Park City Group, Inc	69
224,335		Paychex, Inc	15,273
35,482	*,e	Paycom Software, Inc	2,850
18,614	*	Paylocity Holding Corp	878
801,559	*	PayPal Holdings, Inc	59,011
26,462		Pegasystems, Inc	1,248
25,493	*	Perficient, Inc	486
13,412	*	Presidio, Inc	257
31,483		Progress Software Corp	1,340
30,883	*	Proofpoint, Inc	2,743
19,034	*	PROS Holdings, Inc	503
81,664	*	PTC, Inc	4,963
22,395	*	Q2 Holdings, Inc	825
7,729		QAD, Inc (Class A)	300
22,512	*	Qualys, Inc	1,336
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,643	*	QuinStreet, Inc	$173
53,361	*	Quotient Technology, Inc	627
14,504	*	Rapid7, Inc	271
18,038	*	RealNetworks, Inc	62
42,414	*	RealPage, Inc	1,879
123,197	*	Red Hat, Inc	14,796
6,528		Reis, Inc	135
44,988	*	RingCentral, Inc	2,177
13,437	*	Rosetta Stone, Inc	168
27,990	*	Rubicon Project, Inc	52
151,223		Sabre Corp	3,100
478,135	*	salesforce.com, Inc	48,880
31,653		Science Applications International Corp	2,424
4,599	*,e	SecureWorks Corp	41
116,397	*	ServiceNow, Inc	15,177
46,932	*	ServiceSource International LLC	145
13,499	*,e	Shutterstock, Inc	581
29,419	*	Silver Spring Networks, Inc	478
98,246	*	Splunk, Inc	8,139
12,246	*	SPS Commerce, Inc	595
160,838	*	Square, Inc	5,576
122,104		SS&C Technologies Holdings, Inc	4,943
11,437	*	Stamps.com, Inc	2,150
6,538	*	StarTek, Inc	65
25,754	e	Switch, Inc	468
29,262	*	Sykes Enterprises, Inc	920
429,847		Symantec Corp	12,061
30,290	*	Synchronoss Technologies, Inc	271
107,416	*	Synopsys, Inc	9,156
23,254	*	Syntel, Inc	535
43,485	*	Tableau Software, Inc	3,009
78,879	*	Take-Two Interactive Software, Inc	8,659
12,153	*	TechTarget, Inc	169
20,400	*	TeleNav, Inc	112
10,054		TeleTech Holdings, Inc	405
90,969	*	Teradata Corp	3,499
84,788		TiVo Corp	1,323
130,014		Total System Services, Inc	10,283
12,457	*,e	Trade Desk, Inc	570
88,235		Travelport Worldwide Ltd	1,153
44,667	*	TrueCar, Inc	500
6,516	*,e	Tucows, Inc	456
44,947	*,e	Twilio, Inc	1,061
478,918	*	Twitter, Inc	11,499
24,426	*	Tyler Technologies, Inc	4,325
20,094	*	Ultimate Software Group, Inc	4,385
38,674	*,e	Unisys Corp	315
4,914	*	Upland Software, Inc	106
115,105	*,e	Vantiv, Inc	8,466
13,785	*	Varonis Systems, Inc	669
21,489	*	Vasco Data Security International	299
45,384	*	Verint Systems, Inc	1,899
62,967	*,e	VeriSign, Inc	7,206
32,131	*,e	VirnetX Holding Corp	119
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,953	*	Virtusa Corp	$880
1,291,614		Visa, Inc (Class A)	147,270
51,001	*,e	VMware, Inc (Class A)	6,391
27,749	*	Website Pros, Inc	605
337,570		Western Union Co	6,417
27,596	*	WEX, Inc	3,897
93,622	*	Workday, Inc	9,525
16,351	*	Workiva, Inc	350
19,259	*	XO Group, Inc	356
56,028	*	Yelp, Inc	2,351
8,394	*,e	Yext, Inc	101
69,807	*	Zendesk, Inc	2,362
38,071	*	Zillow Group, Inc	1,551
76,096	*,e	Zillow Group, Inc (Class C)	3,114
42,422	*	Zix Corp	186
549,506	*	Zynga, Inc	2,198
		TOTAL SOFTWARE & SERVICES	2,635,262

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
74,639	*,e	3D Systems Corp	645
35,649		Adtran, Inc	690
16,323	*	Aerohive Networks, Inc	95
11,056	*	Agilysys, Inc	136
6,547	*,e	Akoustis Technologies, Inc	41
207,269		Amphenol Corp (Class A)	18,198
21,094	*	Anixter International, Inc	1,603
3,646,101		Apple, Inc	617,030
13,189	*,e	Applied Optoelectronics, Inc	499
37,776	*	Arista Networks, Inc	8,899
112,990	*	ARRIS International plc	2,903
62,946	*	Arrow Electronics, Inc	5,061
24,161	*	Avid Technology, Inc	130
90,328		Avnet, Inc	3,579
34,410		AVX Corp	595
9,807		Badger Meter, Inc	469
7,316		Bel Fuse, Inc (Class B)	184
30,293		Belden CDT, Inc	2,338
35,867	*	Benchmark Electronics, Inc	1,044
26,799	*	CalAmp Corp	574
28,887	*	Calix, Inc	172
109,536		CDW Corp	7,612
101,053	*	Ciena Corp	2,115
3,517,494		Cisco Systems, Inc	134,720
8,964	*,e	Clearfield, Inc	110
120,542		Cognex Corp	7,372
17,685	*	Coherent, Inc	4,991
137,846	*	CommScope Holding Co, Inc	5,215
16,237		Comtech Telecommunications Corp	359
15,682	*	Control4 Corp	467
606,041		Corning, Inc	19,387
29,620	*	Cray, Inc	717
23,637		CTS Corp	609
27,847		Daktronics, Inc	254
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

53,560	e	Diebold, Inc	$876
18,652	*	Digi International, Inc	178
39,659		Dolby Laboratories, Inc (Class A)	2,459
13,533	*,e	Eastman Kodak Co	42
33,587	*	EchoStar Corp (Class A)	2,012
21,493	*	Electro Scientific Industries, Inc	461
33,181	*	Electronics for Imaging, Inc	980
18,982	*	EMCORE Corp	122
9,278	*	ePlus, Inc	698
79,396	*	Extreme Networks, Inc	994
42,100	*	F5 Networks, Inc	5,524
26,560	*	Fabrinet	762
12,851	*	FARO Technologies, Inc	604
80,146	*	Finisar Corp	1,631
124,310	*,e	Fitbit, Inc	710
95,771		Flir Systems, Inc	4,465
58,321	*	Harmonic, Inc	245
83,686		Harris Corp	11,854
1,157,319		Hewlett Packard Enterprise Co	16,619
1,184,002		HP, Inc	24,876
43,712	*	II-VI, Inc	2,052
21,661	*,e	Immersion Corp	153
103,799	*	Infinera Corp	657
25,682	*	Insight Enterprises, Inc	983
25,007		InterDigital, Inc	1,904
13,652	*	Intevac, Inc	93
25,495	*	IPG Photonics Corp	5,459
18,293	*	Iteris, Inc	127
24,355	*	Itron, Inc	1,661
129,452		Jabil Circuit, Inc	3,398
267,163		Juniper Networks, Inc	7,614
32,485	*	Kemet Corp	489
131,492	*	Keysight Technologies, Inc	5,470
21,162	*	Kimball Electronics, Inc	386
64,648	*	Knowles Corp	948
10,929	*	KVH Industries, Inc	113
16,323		Littelfuse, Inc	3,229
43,856	*,e	Lumentum Holdings, Inc	2,145
24,482	*,e	Maxwell Technologies, Inc	141
2,255	e	Mesa Laboratories, Inc	280
25,950		Methode Electronics, Inc	1,041
47,549	*,e	Microvision, Inc	77
112,066		Motorola, Inc	10,124
12,096	e	MTS Systems Corp	650
7,937	*	Napco Security Technologies, Inc	69
76,957		National Instruments Corp	3,204
87,292	*	NCR Corp	2,967
184,306		NetApp, Inc	10,196
23,887	*	Netgear, Inc	1,403
64,175	*	Netscout Systems, Inc	1,954
23,522	*	Novanta, Inc	1,176
119,078	*,e	Oclaro, Inc	803
12,827	*	OSI Systems, Inc	826
63,866	*	Palo Alto Networks, Inc	9,257
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,228		Park Electrochemical Corp	$280
8,216		PC Connection, Inc	215
6,945	*	PC Mall, Inc	69
24,496		Plantronics, Inc	1,234
24,305	*	Plexus Corp	1,476
67,260	*	Pure Storage, Inc	1,067
15,117	*,e	Quantenna Communications, Inc	184
20,253	*	Quantum Corp	114
26,581	*,e	Radisys Corp	27
37,508	*	Ribbon Communications, Inc	290
12,852	*	Rogers Corp	2,081
52,368	*	Sanmina Corp	1,728
17,777	*	Scansource, Inc	636
37,383	*,e	Stratasys Ltd	746
27,221	*	Super Micro Computer, Inc	570
25,356	*	Synaptics, Inc	1,013
20,598		SYNNEX Corp	2,800
9,938		Systemax, Inc	331
25,262	*	Tech Data Corp	2,475
178,485	*	Trimble Navigation Ltd	7,254
66,124	*	TTM Technologies, Inc	1,036
16,794	*,e	Ubiquiti Networks, Inc	1,193
27,466		Universal Display Corp	4,742
28,420	*	USA Technologies, Inc	277
80,817	*	VeriFone Systems, Inc	1,431
38,380	*,e	Viasat, Inc	2,873
165,919	*	Viavi Solutions, Inc	1,450
97,366		Vishay Intertechnology, Inc	2,020
9,508	*	Vishay Precision Group, Inc	239
204,489		Western Digital Corp	16,263
166,502		Xerox Corp	4,854
37,981	*	Zebra Technologies Corp (Class A)	3,942
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,070,884

TELECOMMUNICATION SERVICES - 1.9%
4,364,685		AT&T, Inc	169,699
7,918		ATN International, Inc	438
27,406	*	Boingo Wireless, Inc	617
689,983		CenturyLink, Inc	11,509
29,963	*	Cincinnati Bell, Inc	625
29,776		Cogent Communications Group, Inc	1,349
48,355		Consolidated Communications Holdings, Inc	589
57,416	e	Frontier Communications Corp	388
19,551	*	General Communication, Inc (Class A)	763
316,146	*,e	Globalstar, Inc	414
5,442	*	Hawaiian Telcom Holdco, Inc	168
10,513		IDT Corp (Class B)	111
23,607	*	Intelsat S.A.	80
60,764	*,e	Iridium Communications, Inc	717
13,047	*	Ooma, Inc	156
44,329	*	Orbcomm, Inc	451
7,472	*,e	pdvWireless, Inc	240
33,638		Shenandoah Telecom Co	1,137
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,641		Spok Holdings, Inc	$229
458,152	*,e	Sprint Corp	2,698
5,677	*	Straight Path Communications, Inc	1,032
70,982		Telephone & Data Systems, Inc	1,973
201,037	*	T-Mobile US, Inc	12,768
9,529	*	US Cellular Corp	359
2,894,879		Verizon Communications, Inc	153,226
143,849	*	Vonage Holdings Corp	1,463
134,628	e	Windstream Holdings, Inc	249
134,804	*	Zayo Group Holdings, Inc	4,961
		TOTAL TELECOMMUNICATION SERVICES	368,409

TRANSPORTATION - 2.2%
37,928	*	Air Transport Services Group, Inc	878
85,907		Alaska Air Group, Inc	6,315
5,514		Allegiant Travel Co	853
3,647		Amerco, Inc	1,378
311,321		American Airlines Group, Inc	16,198
19,331		Arkansas Best Corp	691
16,948	*	Atlas Air Worldwide Holdings, Inc	994
53,941	*	Avis Budget Group, Inc	2,367
100,174		CH Robinson Worldwide, Inc	8,924
21,812		Copa Holdings S.A. (Class A)	2,924
23,634		Costamare, Inc	136
8,672	*	Covenant Transportation Group, Inc	249
604,371		CSX Corp	33,246
14,173	*	Daseke, Inc	203
471,591		Delta Air Lines, Inc	26,409
28,818	*	Eagle Bulk Shipping, Inc	129
21,041	*	Echo Global Logistics, Inc	589
129,396		Expeditors International of Washington, Inc	8,371
175,024		FedEx Corp	43,675
20,963		Forward Air Corp	1,204
6,118	*,e	Genco Shipping & Trading Ltd	81
43,633	*	Genesee & Wyoming, Inc (Class A)	3,435
36,387		Hawaiian Holdings, Inc	1,450
33,759		Heartland Express, Inc	788
40,162	*,e	Hertz Global Holdings, Inc	888
21,791	*	Hub Group, Inc (Class A)	1,044
61,748		J.B. Hunt Transport Services, Inc	7,100
240,228	*	JetBlue Airways Corp	5,367
75,793		Kansas City Southern Industries, Inc	7,975
37,438	*	Kirby Corp	2,501
87,818		Knight-Swift Transportation Holdings, Inc	3,839
25,122		Landstar System, Inc	2,615
55,800		Macquarie Infrastructure Co LLC	3,582
23,235		Marten Transport Ltd	472
32,238		Matson, Inc	962
65,499	*	Navios Maritime Holdings, Inc	79
204,888		Norfolk Southern Corp	29,688
43,304		Old Dominion Freight Line	5,697
6,136		Park-Ohio Holdings Corp	282
29,335	*	Radiant Logistics, Inc	135
20,933	*	Roadrunner Transportation Services Holdings, Inc	161
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

38,669		Ryder System, Inc	$3,255
33,371	*	Safe Bulkers, Inc	108
18,094	*	Saia, Inc	1,280
22,723		Schneider National, Inc	649
40,927		Scorpio Bulkers, Inc	303
37,279		Skywest, Inc	1,980
396,105		Southwest Airlines Co	25,925
50,261	*	Spirit Airlines, Inc	2,254
558,898		Union Pacific Corp	74,948
197,220	*	United Continental Holdings, Inc	13,293
487,401		United Parcel Service, Inc (Class B)	58,074
6,297		Universal Truckload Services, Inc	150
31,167		Werner Enterprises, Inc	1,205
79,581	*,e	XPO Logistics, Inc	7,289
23,809	*	YRC Worldwide, Inc	342
		TOTAL TRANSPORTATION	424,929

UTILITIES - 3.0%
479,673		AES Corp	5,195
30,256		Allete, Inc	2,250
162,876		Alliant Energy Corp	6,940
174,489		Ameren Corp	10,293
345,990		American Electric Power Co, Inc	25,455
25,230		American States Water Co	1,461
122,513		American Water Works Co, Inc	11,209
125,741		Aqua America, Inc	4,933
8,231	*,e	AquaVenture Holdings Ltd	128
4,909		Artesian Resources Corp	189
92,825	*	Atlantic Power Corp	218
73,411		Atmos Energy Corp	6,305
39,059		Avangrid, Inc	1,976
45,672		Avista Corp	2,352
38,044		Black Hills Corp	2,287
15,011	*,e	Cadiz, Inc	214
35,650		California Water Service Group	1,617
261,683	*	Calpine Corp	3,959
309,882		Centerpoint Energy, Inc	8,788
11,318		Chesapeake Utilities Corp	889
201,227		CMS Energy Corp	9,518
8,405		Connecticut Water Service, Inc	483
214,411		Consolidated Edison, Inc	18,214
10,961		Consolidated Water Co, Inc	138
453,211		Dominion Resources, Inc	36,737
128,939		DTE Energy Co	14,114
496,320		Duke Energy Corp	41,746
80,776	*	Dynegy, Inc	957
222,436		Edison International	14,067
27,569		El Paso Electric Co	1,526
129,224		Entergy Corp	10,518
220,603		Eversource Energy	13,938
23,589	*	Evoqua Water Technologies Corp	559
669,403		Exelon Corp	26,381
303,210		FirstEnergy Corp	9,284
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,378		Genie Energy Ltd	$41
6,410		Global Water Resources, Inc	60
153,133		Great Plains Energy, Inc	4,937
76,347		Hawaiian Electric Industries, Inc	2,760
30,421		Idacorp, Inc	2,779
140,621		MDU Resources Group, Inc	3,780
24,502		MGE Energy, Inc	1,546
11,759		Middlesex Water Co	469
57,732		National Fuel Gas Co	3,170
62,202		New Jersey Resources Corp	2,501
330,807		NextEra Energy, Inc	51,669
234,601		NiSource, Inc	6,022
14,483		Northwest Natural Gas Co	864
35,112		NorthWestern Corp	2,096
214,201		NRG Energy, Inc	6,100
24,011		NRG Yield, Inc (Class A)	453
47,061		NRG Yield, Inc (Class C)	890
142,240		OGE Energy Corp	4,681
36,272		ONE Gas, Inc	2,657
26,977		Ormat Technologies, Inc	1,725
27,545		Otter Tail Corp	1,224
50,689	e	Pattern Energy Group, Inc	1,089
366,904		PG&E Corp	16,448
73,930		Pinnacle West Capital Corp	6,297
55,254		PNM Resources, Inc	2,235
62,460		Portland General Electric Co	2,847
481,107		PPL Corp	14,890
354,951		Public Service Enterprise Group, Inc	18,280
11,616	*	Pure Cycle Corp	97
4,887		RGC Resources, Inc	132
95,839		SCANA Corp	3,813
176,668		Sempra Energy	18,889
12,005		SJW Corp	766
58,642		South Jersey Industries, Inc	1,831
708,108		Southern Co	34,053
34,400		Southwest Gas Corp	2,769
7,544	e	Spark Energy, Inc	94
33,979		Spire, Inc	2,554
123,477		UGI Corp	5,797
10,272		Unitil Corp	469
59,431		Vectren Corp	3,864
169,935	*	Vistra Energy Corp	3,113
15,334	*,e	Vivint Solar, Inc	62
227,948		WEC Energy Group, Inc	15,143
101,059		Westar Energy, Inc	5,336
35,622		WGL Holdings, Inc	3,058
356,775		Xcel Energy, Inc	17,164
9,006		York Water Co	305
		TOTAL UTILITIES	576,657

		TOTAL COMMON STOCKS	19,435,313
		(Cost $8,789,287)
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital Inc	$0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	†,m	Forest Laboratories, Inc CVR	10
4,045	†,m	Omthera Pharmaceuticals, Inc CVR	3
6,981	m	Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13

SOFTWARE & SERVICES - 0.0%
19,206	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	13
		(Cost $1)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.1%
$13,750,000		Federal Home Loan Bank (FHLB)	1.080%	01/08/18	13,747
		TOTAL GOVERNMENT AGENCY DEBT			13,747

TREASURY DEBT - 0.3%
18,400,000		United States Treasury Bill	1.211	01/04/18	18,399
37,820,000		United States Treasury Bill	1.136	01/11/18	37,809
		TOTAL TREASURY DEBT			56,208

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
298,568,066	c	State Street Navigator Securities Lending Government Money Market Portfolio			298,568
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			298,568
		TOTAL SHORT-TERM INVESTMENTS			368,523
		(Cost $368,521)

		TOTAL INVESTMENTS - 101.4%			19,803,849
		(Cost $9,157,809)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(269,742)
		NET ASSETS - 100.0%			$19,534,107
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

Abbreviation(s):
	CVR	Contingent Value Right
	REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $287,356,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	74	3/16/18	$5,606	$5,685	$79
S&P 500 E Mini Index	347	3/16/18	45,848	46,429	581
S&P Mid-Cap 400 E Mini Index	29	3/16/18	5,448	5,517	69
Total	450		$56,902	$57,631	$729
305

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$1,318,375	i	Avolon TLB Borrower Luxembourg Sarl	LIBOR 1 M + 2.250%	3.750%	03/21/22	$1,308
983,120	i	TransDigm, Inc	LIBOR 1 M + 2.750%	4.320	05/14/22	985
		TOTAL CAPITAL GOODS				2,293

CONSUMER DURABLES & APPAREL - 0.0%
900,000	i	Hanesbrands, Inc	LIBOR 3 M + 1.750%	3.227	12/05/24	903
		TOTAL CONSUMER DURABLES & APPAREL				903

CONSUMER SERVICES - 0.0%
495,210	i	1011778 BC / New Red Finance, Inc	LIBOR 3 M + 2.250%	3.940	02/17/24	495
493,034	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	3.980	09/15/23	495
1,679,150	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 2.000%	3.550	10/25/23	1,687
715,965	i	KFC Holding Co	LIBOR 1 M + 2.000%	3.490	06/16/23	720
		TOTAL CONSUMER SERVICES				3,397

DIVERSIFIED FINANCIALS - 0.0%
198,500	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	4.440	09/24/24	198
		TOTAL DIVERSIFIED FINANCIALS				198

ENERGY - 0.0%
1,720,000	i	California Resources Corp	LIBOR 1 M + 10.326%	11.876	12/31/21	1,886
		TOTAL ENERGY				1,886

FOOD & STAPLES RETAILING - 0.0%
207,955	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.460	06/22/23	203
		TOTAL FOOD & STAPLES RETAILING				203

FOOD, BEVERAGE & TOBACCO - 0.0%
2,000,000	i	BG Foods, Inc	LIBOR 1 M + 2.019%	3.569	11/02/22	2,014
993,861	i	Post Holdings, Inc	LIBOR 1 M + 2.250%	3.820	05/24/24	997
		TOTAL FOOD, BEVERAGE & TOBACCO				3,011

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,488,750		Change Healthcare Holdings LLC		4.320	03/01/24	1,491
1,640,500	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.319	06/24/21	1,653
1,980,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.000%	4.570	12/01/23	1,984
2,473,788	i	Team Health Holdings, Inc	LIBOR 1 M + 2.769%	4.319	02/06/24	2,407
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				7,535

MATERIALS - 0.1%
990,013	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.500%	4.070	10/31/23	994
1,488,750	i	Berry Plastics Corp	LIBOR 1 M + 2.250%	3.680	01/19/24	1,494
500,000	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	3.570	03/31/24	500
1,415,787	i	PolyOne Corp	LIBOR 1 M + 2.000%	3.490	11/11/22	1,422
		TOTAL MATERIALS				4,410
306

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

MEDIA - 0.1%
	$979,453	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	3.741%	07/17/25	$975
	911,059	i	Lions Gate Entertainment Corp	LIBOR 1 M + 2.250%	3.819	12/08/23	911
	104,899	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	3.860	01/17/24	105
	2,062,400	i	MTL Publishing LLC	LIBOR 1 M + 2.250%	3.741	08/21/23	2,065
	830,946	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	3.860	01/17/24	833
	750,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	3.980	01/15/26	750
			TOTAL MEDIA				5,639

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
	124,375		Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	5.875	04/29/24	125
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				125

REAL ESTATE - 0.0%
	1,645,688	i	MGM Growth Properties LLC	LIBOR 1 M + 2.250%	3.820	04/25/23	1,651
			TOTAL REAL ESTATE				1,651

RETAILING - 0.0%
	2,808,445	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.570	03/11/22	2,239
			TOTAL RETAILING				2,239

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
	1,481,250	i	Versum Materials, Inc	LIBOR 3 M + 2.500%	3.693	09/29/23	1,488
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,488

SOFTWARE & SERVICES - 0.0%
	1,419,152	i	First Data Corp	LIBOR 1 M + 2.250%	3.800	07/08/22	1,420
	99,003	i	Sabre GLBL, Inc	LIBOR 3 M + 2.250%	3.820	02/22/24	99
			TOTAL SOFTWARE & SERVICES				1,519

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
	868,525	i	CommScope, Inc	LIBOR 3 M + 2.000%	3.383	12/29/22	872
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				872

TRANSPORTATION - 0.0%
	1,039,500	i	American Airlines, Inc	LIBOR 1 M + 1.927%	3.477	12/14/23	1,038
	248,125	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	4.570	03/11/24	247
			TOTAL TRANSPORTATION				1,285

			TOTAL BANK LOAN OBLIGATIONS				38,654
			(Cost $39,079)

BONDS - 96.8%

CORPORATE BONDS - 34.1%

AUTOMOBILES & COMPONENTS - 0.5%
EUR	1,750,000	g	Adient Global Holdings Ltd		3.500	08/15/24	2,242
	$590,000	g	Adient Global Holdings Ltd		4.875	08/15/26	606
	960,000	g	Allison Transmission, Inc		5.000	10/01/24	990
	4,050,000		Aptiv plc		3.150	11/19/20	4,112
307

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$9,650,000	g	BMW US Capital LLC		2.000%	04/11/21	$9,512
EUR	1,200,000	g	Gates Global LLC		5.750	07/15/22	1,466
	$8,775,000		General Motors Co		4.200	10/01/27	9,079
	6,950,000		General Motors Co		6.600	04/01/36	8,463
	3,350,000		General Motors Co		6.250	10/02/43	3,965
	1,925,000		General Motors Co		6.750	04/01/46	2,422
	6,500,000		General Motors Co		5.400	04/01/48	7,084
	2,425,000	g	Hyundai Capital America		2.600	03/19/20	2,405
	3,850,000	g	Hyundai Capital America		2.550	04/03/20	3,818
	4,800,000	g	Hyundai Capital America		3.250	09/20/22	4,794
	200,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	203
	200,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	204
EUR	400,000	g	IHO Verwaltungs GmbH		3.750	09/15/26	513
	$8,675,000		Magna International, Inc		3.625	06/15/24	8,968
	600,000	g	Schaeffler Finance BV		4.750	05/15/23	612
	1,000,000		Tenneco, Inc		5.000	07/15/26	1,025
	1,089,000	g	ZF North America Capital, Inc		4.750	04/29/25	1,153
			TOTAL AUTOMOBILES & COMPONENTS				73,636

BANKS - 6.5%
	3,075,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 5.026%	7.200	03/16/27	3,238
	6,000,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	5,980
	4,000,000	g	Banco de Bogota S.A.		6.250	05/12/26	4,313
	500,000	g	Banco de Bogota S.A.		4.375	08/03/27	499
	5,300,000	g	Banco do Brasil S.A.		4.625	01/15/25	5,238
	3,000,000	g	Banco General S.A.		4.125	08/07/27	3,001
	4,575,000	g	Banco Nacional de Comercio Exterior SNC		4.375	10/14/25	4,758
	6,400,000		Banco Santander S.A.		3.125	02/23/23	6,366
	3,800,000		Banco Santander S.A.		3.800	02/23/28	3,799
	5,000,000	g	Bank Nederlandse Gemeenten		2.625	04/28/21	5,051
	15,900,000		Bank of America Corp		2.151	11/09/20	15,826
EUR	400,000		Bank of America Corp		1.375	03/26/25	493
	$10,200,000		Bank of America Corp		3.875	08/01/25	10,757
	200,000		Bank of America Corp		4.250	10/22/26	211
EUR	300,000	i	Bank of America Corp	EURIBOR 3 M + 1.200%	1.776	05/04/27	375
	28,050,000		Bank of America Corp		3.248	10/21/27	27,826
	20,125,000	i	Bank of America Corp	LIBOR 3 M + 1.370%	3.593	07/21/28	20,450
	6,300,000	g,i	Bank of America Corp	LIBOR 3 M + 1.040%	3.419	12/20/28	6,299
	5,350,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	5,289
	25,000,000		Bank of Nova Scotia		2.125	09/11/19	24,970
	6,450,000	i	Bank of Nova Scotia	LIBOR 3 M + 2.648%	4.650	12/30/49	6,412
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	5,450
	7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		3.250	09/08/24	7,200
	6,700,000		Barclays plc		3.650	03/16/25	6,688
	500,000		Barclays plc		5.200	05/12/26	533
	3,225,000	g	BPCE S.A.		3.000	05/22/22	3,223
	3,200,000		Branch Banking & Trust Co		2.300	10/15/18	3,206
	11,850,000		Capital One Bank USA NA		2.950	07/23/21	11,919
	9,750,000		Capital One Bank USA NA		2.650	08/08/22	9,647
	4,500,000		Capital One Bank USA NA		3.375	02/15/23	4,544
	50,075,000		Citigroup, Inc		3.200	10/21/26	49,670
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$10,850,000	i	Citigroup, Inc	LIBOR 3 M + 1.390%	3.668%	07/24/28	$11,005
	5,950,000		Citigroup, Inc		4.125	07/25/28	6,130
	175,000		Citigroup, Inc		4.650	07/30/45	199
	10,000,000		Citigroup, Inc		5.350	12/30/49	10,225
	7,400,000		Citizens Bank NA		2.650	05/26/22	7,331
	6,500,000		Compass Bank		2.875	06/29/22	6,431
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	7,167
	13,700,000		Cooperatieve Rabobank UA		2.500	01/19/21	13,761
	29,900,000		Cooperatieve Rabobank UA		3.750	07/21/26	30,282
	4,825,000	g	Credit Agricole S.A.		2.500	04/15/19	4,841
	5,500,000	g	Credit Agricole S.A.		2.375	07/01/21	5,461
	11,050,000	g	Credit Agricole S.A.		3.250	10/04/24	10,973
	3,800,000	g	DBS Group Holdings Ltd		2.246	07/16/19	3,786
EUR	500,000		Deutsche Bank AG.		1.250	09/08/21	615
	$4,875,000		Discover Bank		3.200	08/09/21	4,945
	1,400,000		Discover Bank		3.450	07/27/26	1,382
EUR	1,000,000		FCE Bank plc		1.134	02/10/22	1,226
	$7,350,000	g	HSBC Bank plc		4.125	08/12/20	7,661
	5,150,000		HSBC Holdings plc		2.650	01/05/22	5,115
	6,575,000	i	HSBC Holdings plc	LIBOR 3 M + 1.055%	3.262	03/13/23	6,666
	4,250,000	i	HSBC Holdings plc	LIBOR 3 M + 0.923%	3.033	11/22/23	4,258
	250,000		HSBC Holdings plc		4.250	08/18/25	259
	11,825,000		HSBC Holdings plc		3.900	05/25/26	12,261
	3,825,000		HSBC Holdings plc		4.375	11/23/26	3,992
	6,450,000	i	HSBC Holdings plc	LIBOR 3 M + 1.546%	4.041	03/13/28	6,720
	3,300,000	i	HSBC Holdings plc	USD ICE SWAP 11:00 NY 5 Y + 3.746%	6.000	12/30/49	3,469
	5,000,000		HSBC USA, Inc		1.625	01/16/18	5,000
	13,025,000		Huntington National Bank		2.500	08/07/22	12,845
	2,125,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	2,085
EUR	600,000		Intesa Sanpaolo S.p.A		3.500	01/17/22	805
	$12,925,000		JPMorgan Chase & Co		2.750	06/23/20	13,037
	16,725,000		JPMorgan Chase & Co		2.295	08/15/21	16,573
	10,850,000	i	JPMorgan Chase & Co	LIBOR 3 M + 0.935%	2.776	04/25/23	10,859
	4,850,000		JPMorgan Chase & Co		2.700	05/18/23	4,817
	20,400,000		JPMorgan Chase & Co		3.200	06/15/26	20,384
	21,275,000		JPMorgan Chase & Co		2.950	10/01/26	20,891
	5,750,000	i	JPMorgan Chase & Co	LIBOR 3 M + 1.360%	3.882	07/24/38	5,935
	200,000		JPMorgan Chase & Co		4.950	06/01/45	232
	3,750,000	i	JPMorgan Chase & Co	LIBOR 3 M + 3.250%	5.150	12/30/49	3,877
	2,700,000		KeyBank NA		2.500	12/15/19	2,708
	9,875,000		KeyBank NA		2.300	09/14/22	9,679
	200,000	i	Lloyds Banking Group plc	LIBOR 3 M + 1.205%	3.574	11/07/28	198
	4,475,000	g	Macquarie Bank Ltd		2.600	06/24/19	4,487
	9,950,000		Manufacturers & Traders Trust Co		2.100	02/06/20	9,917
	13,000,000		Mitsubishi UFJ Financial Group, Inc		3.287	07/25/27	12,937
	10,400,000		PNC Bank NA		2.200	01/28/19	10,403
	17,000,000		PNC Bank NA		2.600	07/21/20	17,107
	5,625,000		PNC Bank NA		2.450	11/05/20	5,633
	10,950,000		PNC Bank NA		2.700	11/01/22	10,895
	17,395,000		PNC Bank NA		2.950	01/30/23	17,508
	9,650,000		PNC Bank NA		3.100	10/25/27	9,622
	6,000,000		PNC Financial Services Group, Inc		3.900	04/29/24	6,281
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$4,900,000	g,i	Rabobank Nederland NV	LIBOR 3 M + 10.868%	11.000%	12/30/49	$5,476
	40,000,000		Royal Bank of Canada		1.875	02/05/20	39,665
	9,350,000	g	Santander Holdings USA, Inc		3.400	01/18/23	9,312
	4,825,000	g	Santander Holdings USA, Inc		4.400	07/13/27	4,933
	3,325,000		Santander UK Group Holdings plc		3.571	01/10/23	3,373
	15,000,000	g	Skandinaviska Enskilda Banken AB		1.375	05/29/18	14,970
	13,100,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	13,154
	3,800,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	3,813
	6,650,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	6,652
	4,025,000		Sumitomo Mitsui Banking Corp		3.650	07/23/25	4,169
	13,875,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	13,727
	3,675,000		Sumitomo Mitsui Financial Group, Inc		2.778	10/18/22	3,651
	6,850,000		SunTrust Banks, Inc		2.900	03/03/21	6,926
	5,700,000		SunTrust Banks, Inc		2.750	05/01/23	5,647
	2,725,000		Synchrony Bank		3.000	06/15/22	2,714
	3,500,000	g	TC Ziraat Bankasi AS.		5.125	09/29/23	3,410
	5,000,000		Toronto-Dominion Bank		1.450	09/06/18	4,982
	13,700,000		Toronto-Dominion Bank		1.850	09/11/20	13,548
	2,350,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	2,343
	2,100,000	g	Turkiye Is Bankasi		5.500	04/21/22	2,120
	4,950,000	g	Turkiye Is Bankasi		6.125	04/25/24	4,993
	5,000,000	g	UBS AG.		2.450	12/01/20	4,985
	5,700,000		UnionBanCal Corp		3.500	06/18/22	5,842
	17,650,000		US Bank NA		2.800	01/27/25	17,527
	10,000,000	g	Westpac Banking Corp		1.850	11/26/18	9,981
	10,000,000		Westpac Banking Corp		2.750	01/11/23	9,978
	8,475,000	i	Westpac Banking Corp	USD ICE SWAP 11:00 NY 5 Y + 2.236%	4.322	11/23/31	8,730
	3,875,000	i	Westpac Banking Corp	USD ICE SWAP 11:00 NY 5 Y + 2.888%	5.000	12/30/49	3,863
	600,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	600
			TOTAL BANKS				905,191

CAPITAL GOODS - 0.8%
	7,175,000		Air Lease Corp		3.875	04/01/21	7,431
GBP	1,000,000		BAE Systems plc		4.125	06/08/22	1,501
	$2,075,000		Eaton Corp		4.000	11/02/32	2,142
	250,000		Eaton Corp		4.150	11/02/42	260
	4,075,000		General Electric Co		4.125	10/09/42	4,265
GBP	650,000		Glencore Finance Europe S.A.		6.500	02/27/19	931
EUR	1,000,000		Illinois Tool Works, Inc		1.250	05/22/23	1,244
	600,000		Johnson Controls International plc		1.000	09/15/23	727
	$500,000		KLA-Tencor Corp		4.125	11/01/21	522
	8,350,000		Lockheed Martin Corp		2.500	11/23/20	8,403
	5,200,000		Lockheed Martin Corp		3.550	01/15/26	5,398
	6,375,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	6,376
	9,825,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	10,016
	3,000,000	g	Myriad International Holdings BV		4.850	07/06/27	3,111
	8,250,000		Parker-Hannifin Corp		3.250	03/01/27	8,320
	2,550,000		Parker-Hannifin Corp		4.100	03/01/47	2,738
	8,725,000		Rockwell Collins, Inc		3.500	03/15/27	8,881
	1,000,000		Rockwell Collins, Inc		4.350	04/15/47	1,085
	3,375,000		Roper Technologies, Inc		3.800	12/15/26	3,480
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$8,300,000	g	Siemens Financieringsmaatschappij NV	2.350%	10/15/26	$7,838
	350,000	g	Stena AB	7.000	02/01/24	329
	2,075,000		Textron, Inc	3.875	03/01/25	2,150
	12,950,000		Timken Co	3.875	09/01/24	13,030
	5,200,000	g	TSMC Global Ltd	1.625	04/03/18	5,191
	8,225,000		United Technologies Corp	3.750	11/01/46	8,230
			TOTAL CAPITAL GOODS			113,599

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	500,000		AECOM	5.750	10/15/22	521
	4,875,000		AECOM	5.875	10/15/24	5,281
	10,290,000		Republic Services, Inc	3.800	05/15/18	10,361
	11,102,000		Republic Services, Inc	3.550	06/01/22	11,443
	8,171,000		Republic Services, Inc	2.900	07/01/26	7,999
	2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,068
	1,600,000		United Rentals North America, Inc	4.875	01/15/28	1,608
	6,425,000		Visa, Inc	3.650	09/15/47	6,585
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,703
	1,850,000		Waste Management, Inc	2.400	05/15/23	1,814
	9,700,000		Waste Management, Inc	3.150	11/15/27	9,692
	2,000,000		Waste Management, Inc	3.900	03/01/35	2,095
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,387
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			71,557

CONSUMER DURABLES & APPAREL - 0.2%
	3,000,000		Lennar Corp	4.750	04/01/21	3,120
	8,075,000		Newell Rubbermaid, Inc	4.200	04/01/26	8,431
	500,000		PulteGroup, Inc	4.250	03/01/21	515
	1,000,000		PulteGroup, Inc	5.500	03/01/26	1,087
	6,900,000		PVH Corp	4.500	12/15/22	7,054
EUR	500,000		Whirlpool Finance Luxembourg Sarl	1.100	11/09/27	587
			TOTAL CONSUMER DURABLES & APPAREL			20,794

CONSUMER SERVICES - 1.2%
	$2,165,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	2,160
	1,425,000		ADT Corp	6.250	10/15/21	1,560
	1,390,000		ADT Corp	3.500	07/15/22	1,369
	9,820,000		Amherst College	4.100	11/01/45	10,808
EUR	1,430,000	g	Aramark International Finance Sarl	3.125	04/01/25	1,798
	$2,500,000	g	Aramark Services, Inc	5.000	04/01/25	2,641
	2,000,000		Aramark Services, Inc	4.750	06/01/26	2,030
	3,400,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	3,594
	2,000,000		Duke University	3.199	10/01/38	1,964
	16,000,000		George Washington University	3.545	09/15/46	15,430
	1,000,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	1,010
	2,250,000		Hilton Worldwide Finance LLC	4.625	04/01/25	2,312
	1,610,000	g	International Game Technology	6.250	02/15/22	1,735
	1,610,000	g	International Game Technology	6.500	02/15/25	1,799
EUR	1,250,000		International Game Technology plc	4.750	02/15/23	1,695
	$5,000,000		Johns Hopkins University	4.083	07/01/53	5,438
	750,000		MGM Resorts International	4.625	09/01/26	758
	9,605,000		Northwestern University	3.812	12/01/50	9,747
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,458
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$14,250,000		President and Fellows of Harvard College		3.619%	10/01/37	$15,124
	10,000,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	11,100
	10,000,000		Princeton University		3.840	07/01/48	10,835
	750,000		Scientific Games International, Inc		10.000	12/01/22	823
	3,600,000	g	ServiceMaster Co LLC		5.125	11/15/24	3,645
	15,000,000		Smith College		4.620	07/01/45	17,535
	6,600,000		Trustees of Dartmouth College		3.474	06/01/46	6,801
	21,000,000		University of Chicago		4.151	10/01/45	21,579
			TOTAL CONSUMER SERVICES				163,748

DIVERSIFIED FINANCIALS - 3.8%
	500,000		AerCap Ireland Capital Ltd		5.000	10/01/21	533
	2,800,000		Aircastle Ltd		4.125	05/01/24	2,842
	10,625,000		American Express Co		2.500	08/01/22	10,495
	300,000		American Express Credit Corp		2.375	05/26/20	300
	2,425,000		American Express Credit Corp		2.700	03/03/22	2,433
	9,775,000		American Express Credit Corp		3.300	05/03/27	9,916
	4,125,000		Bank of New York Mellon Corp		5.450	05/15/19	4,307
	10,500,000		Bank of New York Mellon Corp		2.500	04/15/21	10,523
	300,000	g,i	BBVA Bancomer S.A.	DGS5 + 3.000%	5.350	11/12/29	298
	10,525,000		Berkshire Hathaway, Inc		3.125	03/15/26	10,641
	250,000		Capital One Financial Corp		3.050	03/09/22	252
	9,700,000		Capital One Financial Corp		3.300	10/30/24	9,663
	250,000		Credit Suisse		3.625	09/09/24	259
	9,800,000	g,i	Credit Suisse Group AG.	LIBOR 3 M + 1.200%	2.997	12/14/23	9,684
	3,900,000	g	Credit Suisse Group AG.		4.282	01/09/28	4,065
EUR	750,000		Credit Suisse Group Funding Guernsey Ltd		1.250	04/14/22	928
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	7,940
	10,250,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	10,457
	13,800,000	g	Daimler Finance North America LLC		2.200	10/30/21	13,551
	100,000		Discover Financial Services		3.950	11/06/24	102
	7,325,000	g	EDP Finance BV		3.625	07/15/24	7,380
	4,975,000		Ford Motor Credit Co LLC		2.425	06/12/20	4,945
	29,100,000		Ford Motor Credit Co LLC		3.200	01/15/21	29,505
	12,925,000		Ford Motor Credit Co LLC		3.815	11/02/27	12,924
	4,978,000		GE Capital International Funding Co		4.418	11/15/35	5,384
	1,432,000		General Electric Capital Corp		5.875	01/14/38	1,851
	108,000		General Electric Capital Corp		6.875	01/10/39	156
	6,500,000		General Motors Financial Co, Inc		3.950	04/13/24	6,690
	300,000		General Motors Financial Co, Inc		4.300	07/13/25	313
EUR	850,000		General Motors Financial International BV		1.875	10/15/19	1,053
	$11,075,000		Goldman Sachs Group, Inc		2.375	01/22/18	11,077
EUR	950,000		Goldman Sachs Group, Inc		2.000	07/27/23	1,211
	$13,575,000		Goldman Sachs Group, Inc		3.500	01/23/25	13,787
	25,350,000	i	Goldman Sachs Group, Inc	LIBOR 3 M + 1.510%	3.691	06/05/28	25,709
	6,075,000	i	Goldman Sachs Group, Inc	LIBOR 3 M + 1.373%	4.017	10/31/38	6,243
	7,675,000		Goldman Sachs Group, Inc		4.800	07/08/44	8,746
	100,000		Goldman Sachs Group, Inc		5.150	05/22/45	116
	3,800,000	g	GrupoSura Finance S.A.		5.500	04/29/26	4,118
	2,300,000	g	GTH Finance BV		7.250	04/26/23	2,585
	1,725,000		Icahn Enterprises LP		5.875	02/01/22	1,747
	2,000,000	g	ICICI Bank Ltd		3.500	03/18/20	2,019
	2,000,000		ICICI Bank Ltd		3.125	08/12/20	2,002
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$5,750,000	g	ICICI Bank Ltd		3.800%	12/14/27	$5,677
	8,400,000		International Lease Finance Corp		3.875	04/15/18	8,438
	3,200,000		International Lease Finance Corp		5.875	04/01/19	3,330
	5,000,000		International Lease Finance Corp		5.875	08/15/22	5,539
	250,000		Jefferies Group, Inc		6.450	06/08/27	290
	1,625,000		Legg Mason, Inc		2.700	07/15/19	1,629
	2,400,000		Legg Mason, Inc		3.950	07/15/24	2,455
EUR	850,000	g	Lincoln Finance Ltd		6.875	04/15/21	1,070
	$2,050,000	g	LUKOIL International Finance BV		4.563	04/24/23	2,129
	21,500,000		Morgan Stanley		1.875	01/05/18	21,500
	8,925,000		Morgan Stanley		2.750	05/19/22	8,891
	24,800,000		Morgan Stanley		3.700	10/23/24	25,621
	23,475,000		Morgan Stanley		3.125	07/27/26	23,148
	250,000		Morgan Stanley		4.350	09/08/26	262
EUR	900,000	i	Morgan Stanley	EURIBOR 3 M + 0.834%	1.342	10/23/26	1,079
	$8,225,000		Morgan Stanley		3.625	01/20/27	8,416
	3,800,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	4,060
	2,000,000	g	Nederlandse Waterschapsbank NV		1.875	03/13/19	1,995
	4,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	4,460
	5,000,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	4,889
	4,500,000		ORIX Corp		3.250	12/04/24	4,485
	6,500,000		Raymond James Financial, Inc		4.950	07/15/46	7,342
	100,000		Shire Acquisitions Investments Ireland DAC		2.400	09/23/21	98
	24,200,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	23,655
	6,625,000		TD Ameritrade Holding Corp		3.300	04/01/27	6,683
	6,800,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	6,870
	11,600,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	11,467
	9,775,000		Unilever Capital Corp		2.900	05/05/27	9,685
	45,550,000		Wells Fargo & Co		2.625	07/22/22	45,299
	10,825,000		Wells Fargo & Co		3.069	01/24/23	10,905
EUR	500,000		Wells Fargo & Co		1.375	10/26/26	611
	$10,650,000	i	Wells Fargo & Co	LIBOR 3 M + 1.310%	3.584	05/22/28	10,854
			TOTAL DIVERSIFIED FINANCIALS				531,582

ENERGY - 2.8%
	3,725,000	g	Abu Dhabi Crude Oil Pipeline LLC		3.650	11/02/29	3,691
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,872
	2,375,000		AmeriGas Partners LP		5.625	05/20/24	2,470
	2,050,000		AmeriGas Partners LP		5.875	08/20/26	2,112
	4,200,000		Anadarko Petroleum Corp		5.550	03/15/26	4,711
	3,725,000		Andeavor Logistics LP		4.250	12/01/27	3,756
	3,100,000		Andeavor Logistics LP		5.200	12/01/47	3,230
	4,150,000		Ashland, Inc		4.750	08/15/22	4,316
	16,500,000		BP Capital Markets plc		1.375	05/10/18	16,475
	13,300,000		BP Capital Markets plc		2.315	02/13/20	13,332
	3,800,000		BP Capital Markets plc		2.520	09/19/22	3,781
	7,500,000		BP Capital Markets plc		3.588	04/14/27	7,759
	6,575,000		BP Capital Markets plc		3.279	09/19/27	6,654
	699,000	†,g	California Resources Corp		8.000	12/15/22	577
	478,000		California Resources Corp		6.000	11/15/24	332
	9,500,000		Canadian Natural Resources Ltd		3.850	06/01/27	9,694
	6,500,000		Cenovus Energy, Inc		5.400	06/15/47	6,835
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$2,375,000		Crestwood Midstream Partners LP		5.750%	04/01/25	$2,452
	6,250,000		Devon Energy Corp		4.750	05/15/42	6,613
	6,000,000		Ecopetrol S.A.		5.375	06/26/26	6,478
	650,000	g	Empresa Nacional del Petroleo		3.750	08/05/26	646
	2,000,000	g	Empresa Nacional del Petroleo		4.500	09/14/47	1,915
	5,125,000		Enterprise Products Operating LLC		3.700	02/15/26	5,246
	4,775,000		Enterprise Products Operating LLC		4.450	02/15/43	4,939
	1,925,000		Enterprise Products Operating LLC		4.850	03/15/44	2,108
	100,000	i	Enterprise Products Operating LLC	LIBOR 3 M + 3.033%	5.250	08/16/77	99
	9,700,000		EQT Corp		3.900	10/01/27	9,640
	2,250,000		Exterran Partners LP		6.000	10/01/22	2,250
	4,750,000		Exxon Mobil Corp		2.222	03/01/21	4,739
	2,739,000		Husky Energy, Inc		3.950	04/15/22	2,834
	2,825,000		Kinder Morgan, Inc		9.000	02/01/19	3,016
EUR	1,000,000		Kinder Morgan, Inc		2.250	03/16/27	1,246
	$2,215,000		Kinder Morgan, Inc		5.300	12/01/34	2,361
	4,850,000		Kinder Morgan, Inc		5.400	09/01/44	5,124
	3,200,000		Magellan Midstream Partners LP		4.200	10/03/47	3,224
	5,030,000		Marathon Oil Corp		2.700	06/01/20	5,030
	3,000,000		Marathon Oil Corp		5.200	06/01/45	3,322
	2,950,000		Marathon Petroleum Corp		4.750	09/15/44	3,080
	200,000	g	NGPL PipeCo LLC		4.375	08/15/22	203
	2,625,000		Noble Energy, Inc		5.625	05/01/21	2,696
	900,000		Noble Energy, Inc		3.900	11/15/24	925
	9,500,000		Noble Energy, Inc		3.850	01/15/28	9,526
	1,500,000		Noble Energy, Inc		4.950	08/15/47	1,604
	10,850,000		ONE Gas, Inc		2.070	02/01/19	10,852
	3,500,000		ONE Gas, Inc		3.610	02/01/24	3,628
	2,500,000		ONEOK, Inc		4.000	07/13/27	2,533
	5,125,000	g	Pertamina Persero PT		4.300	05/20/23	5,357
	12,340,000		Petrobras Global Finance BV		6.125	01/17/22	13,096
	2,335,000	g	Petrobras Global Finance BV		5.999	01/27/28	2,341
	750,000		Petrobras Global Finance BV		7.250	03/17/44	780
	6,750,000		Petroleos Mexicanos		6.375	02/04/21	7,337
	1,500,000		Petroleos Mexicanos		4.875	01/24/22	1,563
	825,000	g	Petroleos Mexicanos		5.375	03/13/22	875
EUR	375,000		Petroleos Mexicanos		1.875	04/21/22	462
	$10,000,000		Petroleos Mexicanos		1.950	12/20/22	9,883
	5,350,000		Petroleos Mexicanos		2.000	12/20/22	5,295
	9,000,000		Petroleos Mexicanos		3.500	01/30/23	8,811
	3,900,000		Petroleos Mexicanos		4.500	01/23/26	3,893
	1,775,000	g	Petroleos Mexicanos		6.500	03/13/27	1,940
	4,500,000		Petroleos Mexicanos		6.500	06/02/41	4,628
	4,180,000		Petroleos Mexicanos		5.500	06/27/44	3,845
	1,800,000		Petroleos Mexicanos		6.750	09/21/47	1,879
	614,000		Pioneer Natural Resources Co		7.500	01/15/20	673
	8,675,000		Pioneer Natural Resources Co		3.450	01/15/21	8,849
	6,850,000		Pioneer Natural Resources Co		4.450	01/15/26	7,340
	100,000		Plains All American Pipeline LP		4.500	12/15/26	101
	2,940,000		QEP Resources, Inc		5.375	10/01/22	3,006
	3,335,000		Range Resources Corp		5.000	08/15/22	3,318
	1,200,000		Regency Energy Partners LP		4.500	11/01/23	1,242
	2,375,000	g	Reliance Holdings USA		5.400	02/14/22	2,579
	4,750,000	g	Reliance Industries Ltd		3.667	11/30/27	4,701
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$9,875,000		Sabine Pass Liquefaction LLC		4.200%	03/15/28	$9,988
	6,000,000		Shell International Finance BV		2.375	08/21/22	5,956
	4,875,000		Shell International Finance BV		3.250	05/11/25	5,009
	6,825,000		Shell International Finance BV		4.000	05/10/46	7,262
	5,000,000		Southwestern Energy Co		4.100	03/15/22	4,925
	2,075,000		Statoil ASA		1.200	01/17/18	2,075
	5,300,000		Statoil ASA		2.450	01/17/23	5,268
	250,000		Suncor Energy, Inc		3.600	12/01/24	255
	6,300,000		Suncor Energy, Inc		4.000	11/15/47	6,441
	6,500,000		Sunoco Logistics Partners Operations LP		4.000	10/01/27	6,372
	600,000		Targa Resources Partners LP		5.125	02/01/25	614
	100,000	g	Tesoro Corp		5.125	12/15/26	110
EUR	600,000		Total Capital International S.A.		2.500	03/25/26	815
	$3,400,000		TransCanada PipeLines Ltd		5.850	03/15/36	4,261
	2,750,000	i	TransCanada PipeLines Ltd	LIBOR 3 M + 2.210%	3.626	05/15/67	2,526
	2,500,000		Vale Overseas Ltd		6.250	08/10/26	2,896
	2,760,000		Vale Overseas Ltd		6.875	11/21/36	3,381
	350,000		WPX Energy, Inc		8.250	08/01/23	397
	2,400,000		WPX Energy, Inc		5.250	09/15/24	2,392
	3,500,000	g	YPF S.A.		8.500	07/28/25	4,060
	2,225,000	g	YPF S.A.		6.950	07/21/27	2,362
	4,725,000	g	YPF S.A.		7.000	12/15/47	4,683
			TOTAL ENERGY				385,768

FOOD & STAPLES RETAILING - 0.3%
	350,000	g	Adecoagro S.A.		6.000	09/21/27	347
	575,000	g	CK Hutchison International 17 Ltd		2.250	09/29/20	569
	15,950,000		CVS Health Corp		2.875	06/01/26	15,288
	150,000		CVS Health Corp		5.125	07/20/45	172
	4,900,000		Ingles Markets, Inc		5.750	06/15/23	4,961
	5,575,000		Kroger Co		3.700	08/01/27	5,644
EUR	1,000,000		SYSCO Corp		1.250	06/23/23	1,232
	$4,600,000		SYSCO Corp		3.250	07/15/27	4,583
	2,925,000		Walgreens Boots Alliance, Inc		3.800	11/18/24	2,986
	5,125,000		Walgreens Boots Alliance, Inc		3.450	06/01/26	5,067
			TOTAL FOOD & STAPLES RETAILING				40,849

FOOD, BEVERAGE & TOBACCO - 1.0%
	13,700,000		Anheuser-Busch InBev Finance, Inc		2.650	02/01/21	13,768
	20,025,000		Anheuser-Busch InBev Finance, Inc		3.300	02/01/23	20,489
	2,910,000		Anheuser-Busch InBev Finance, Inc		3.650	02/01/26	3,002
	5,025,000		Anheuser-Busch InBev Worldwide, Inc		2.500	07/15/22	4,986
	5,575,000		Anheuser-Busch InBev Worldwide, Inc		4.950	01/15/42	6,448
	13,125,000	g	BAT Capital Corp		3.557	08/15/27	13,138
	9,750,000		Constellation Brands, Inc		6.000	05/01/22	10,957
	3,000,000	g	Corp Lindley S.A.		4.625	04/12/23	3,097
	3,500,000	g	Cosan Ltd		5.950	09/20/24	3,592
	4,000,000	g	Grupo Bimbo SAB de C.V.		4.700	11/10/47	4,037
EUR	465,000		Heineken NV		2.875	08/04/25	636
	$8,425,000	g	Heineken NV		3.500	01/29/28	8,593
	3,600,000	g	Heineken NV		4.350	03/29/47	3,956
	150,000		JM Smucker Co		4.375	03/15/45	159
	200,000		Kraft Heinz Foods Co		5.200	07/15/45	220
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$213,000	g	Lamb Weston Holdings, Inc		4.625%	11/01/24	$219
	210,000	g	Lamb Weston Holdings, Inc		4.875	11/01/26	219
	4,115,000		Mead Johnson Nutrition Co		4.900	11/01/19	4,309
	3,650,000		Mead Johnson Nutrition Co		3.000	11/15/20	3,704
	12,075,000		PepsiCo, Inc		3.450	10/06/46	11,703
	6,850,000	g	Pernod-Ricard S.A.		4.250	07/15/22	7,253
	1,600,000		Philip Morris International, Inc		6.375	05/16/38	2,164
	6,000,000		Tyson Foods, Inc		3.550	06/02/27	6,142
			TOTAL FOOD, BEVERAGE & TOBACCO				132,791

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
	6,150,000		Anthem, Inc		3.650	12/01/27	6,267
	17,775,000		Becton Dickinson and Co		3.700	06/06/27	17,907
	400,000		Becton Dickinson and Co		4.685	12/15/44	437
	13,400,000		Cardinal Health, Inc		3.410	06/15/27	13,113
	1,175,000		CHS/Community Health Systems		6.250	03/31/23	1,058
	3,800,000		Covidien International Finance S.A.		3.200	06/15/22	3,884
	13,800,000		Express Scripts Holding Co		3.400	03/01/27	13,538
	2,060,000		HCA, Inc		6.500	02/15/20	2,184
	4,575,000		HCA, Inc		5.875	03/15/22	4,895
	2,500,000		HCA, Inc		4.500	02/15/27	2,513
	6,055,000		Johns Hopkins Health System Corp		3.837	05/15/46	6,244
	200,000		Laboratory Corp of America Holdings		3.600	02/01/25	203
	9,625,000		Medtronic, Inc		4.625	03/15/45	11,203
	5,000,000		New York and Presbyterian Hospital		3.563	08/01/36	5,035
	2,000,000		Tenet Healthcare Corp		4.375	10/01/21	1,995
	2,700,000		Thermo Fisher Scientific, Inc		2.400	02/01/19	2,706
	4,325,000		Thermo Fisher Scientific, Inc		3.150	01/15/23	4,379
EUR	150,000		Thermo Fisher Scientific, Inc		1.400	01/23/26	180
	$2,650,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	2,574
	8,150,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	8,075
EUR	300,000		Thermo Fisher Scientific, Inc		1.950	07/24/29	362
	500,000		Thermo Fisher Scientific, Inc		2.875	07/24/37	609
	$3,745,000		Zimmer Holdings, Inc		3.550	04/01/25	3,742
			TOTAL HEALTH CARE EQUIPMENT & SERVICES				113,103

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
	7,175,000		Clorox Co		3.800	11/15/21	7,468
	4,900,000		Clorox Co		3.500	12/15/24	5,053
	1,300,000		Ecolab, Inc		2.700	11/01/26	1,246
	1,300,000		Ecolab, Inc		3.700	11/01/46	1,258
	6,450,000		Procter & Gamble Co		3.500	10/25/47	6,506
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS				21,531

INSURANCE - 1.3%
	6,250,000		ACE INA Holdings, Inc		2.875	11/03/22	6,334
	1,925,000		Aetna, Inc		6.625	06/15/36	2,559
	5,500,000		Allstate Corp		3.280	12/15/26	5,581
	8,500,000	i	Allstate Corp	LIBOR 3 M + 2.938%	5.750	08/15/53	9,274
	2,700,000		American Financial Group, Inc		3.500	08/15/26	2,675
	7,825,000		American International Group, Inc		2.300	07/16/19	7,818
	11,850,000		American International Group, Inc		3.300	03/01/21	12,079
EUR	650,000		American International Group, Inc		1.500	06/08/23	806
	$2,500,000		American International Group, Inc		3.750	07/10/25	2,577
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$200,000		American International Group, Inc		3.875%	01/15/35	$201
	5,500,000		Aon plc		3.500	06/14/24	5,619
	6,150,000		Aon plc		3.875	12/15/25	6,429
	19,230,000		Children’s Hospital Medic		4.268	05/15/44	20,916
	3,525,000		CNA Financial Corp		3.950	05/15/24	3,668
	3,050,000		CNA Financial Corp		3.450	08/15/27	3,005
	7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 2.000%	3.335	07/13/20	7,505
	5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	5,973
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,446
	6,250,000		Humana, Inc		3.950	03/15/27	6,469
	3,300,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	3,477
EUR	1,250,000		Liberty Mutual Group, Inc		2.750	05/04/26	1,634
	$3,250,000		Markel Corp		3.500	11/01/27	3,233
	2,150,000		Markel Corp		4.300	11/01/47	2,206
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,653
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,406
	3,225,000		Mercury General Corp		4.400	03/15/27	3,315
	4,325,000		MetLife, Inc		3.600	11/13/25	4,498
	8,050,000		Prudential Financial, Inc		7.375	06/15/19	8,644
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,498
	4,250,000		Travelers Cos, Inc		5.800	05/15/18	4,310
	4,775,000		Travelers Cos, Inc		4.000	05/30/47	5,080
	13,075,000		UnitedHealth Group, Inc		2.950	10/15/27	13,033
	6,450,000		UnitedHealth Group, Inc		3.750	10/15/47	6,574
	50,000		WellPoint, Inc		4.625	05/15/42	54
	500,000		Willis Group Holdings plc		5.750	03/15/21	544
	2,400,000		WR Berkley Corp		5.375	09/15/20	2,564
			TOTAL INSURANCE				176,657

MATERIALS - 1.4%
	2,950,000		Agrium, Inc		3.375	03/15/25	2,963
	2,925,000		Agrium, Inc		4.125	03/15/35	3,020
	500,000		Agrium, Inc		5.250	01/15/45	581
	11,200,000	g	Air Liquide Finance S.A.		1.750	09/27/21	10,862
	6,630,000		Air Products & Chemicals, Inc		4.375	08/21/19	6,854
	3,349,000		Albemarle Corp		5.450	12/01/44	3,948
	1,365,000		Ball Corp		5.000	03/15/22	1,457
EUR	250,000		Ball Corp		4.375	12/15/23	346
	$1,825,000		Barrick Gold Corp		3.850	04/01/22	1,910
	3,200,000		BHP Billiton Finance USA Ltd		5.000	09/30/43	3,920
	2,500,000		Blue Cube Spinco, Inc		9.750	10/15/23	2,950
	1,425,000		Blue Cube Spinco, Inc		10.000	10/15/25	1,710
	5,075,000	g	Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	5,040
	2,275,000	g	Celulosa Arauco y Constitucion S.A.		5.500	11/02/47	2,366
EUR	400,000	g	Cemex SAB de C.V.		2.750	12/05/24	484
	$2,275,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.875	11/03/21	2,355
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.000	07/17/22	2,366
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		4.500	09/16/25	4,187
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	3,905
	3,250,000	g	CRH America Finance, Inc		3.400	05/09/27	3,248
	1,390,000		Crown Americas LLC		4.500	01/15/23	1,411
	1,875,000		Crown Americas LLC		4.250	09/30/26	1,847
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,000,000		Eastman Chemical Co	5.500%	11/15/19	$1,055
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,089
	2,800,000	g	Equate Petrochemical BV	3.000	03/03/22	2,756
	3,400,000		Fibria Overseas Finance Ltd	4.000	01/14/25	3,366
	3,250,000	g	Georgia-Pacific LLC	3.600	03/01/25	3,339
	3,125,000	g	Gerdau Trade, Inc	4.875	10/24/27	3,109
	4,250,000	g	Glencore Funding LLC	4.625	04/29/24	4,486
	6,500,000	g	Glencore Funding LLC	4.000	03/27/27	6,524
	4,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	4,040
	9,000,000		International Paper Co	3.000	02/15/27	8,723
	1,625,000		International Paper Co	4.400	08/15/47	1,697
	3,300,000		International Paper Co	4.350	08/15/48	3,442
	4,800,000	g	Inversiones CMPC S.A.	4.375	04/04/27	4,897
	3,850,000	g	Klabin Finance S.A.	4.875	09/19/27	3,800
	3,250,000		LYB International Finance II BV	3.500	03/02/27	3,266
	4,400,000		Martin Marietta Materials, Inc	3.500	12/15/27	4,366
	2,400,000		Newmont Mining Corp	3.500	03/15/22	2,450
	6,900,000		Newmont Mining Corp	4.875	03/15/42	7,651
	2,500,000	g	Nova Chemicals Corp	4.875	06/01/24	2,494
	2,590,000		Nucor Corp	4.000	08/01/23	2,712
	1,600,000		Nucor Corp	5.200	08/01/43	1,937
	3,000,000	g	OCP S.A.	4.500	10/22/25	3,000
	1,350,000		Olin Corp	5.125	09/15/27	1,421
	2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	3,017
	3,150,000		Packaging Corp of America	3.650	09/15/24	3,229
	3,575,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	3,664
	5,000,000		Rock Tenn Co	3.500	03/01/20	5,087
	1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,459
	2,300,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	2,334
	4,600,000		Sherwin-Williams Co	3.450	06/01/27	4,672
	1,350,000		Sherwin-Williams Co	4.500	06/01/47	1,475
EUR	750,000	g	Silgan Holdings, Inc	3.250	03/15/25	944
	$1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,717
	500,000	g	Suzano Austria GmbH	5.750	07/14/26	543
	1,630,000		Teck Resources Ltd	3.750	02/01/23	1,634
	3,300,000		Vulcan Materials Co	3.900	04/01/27	3,370
			TOTAL MATERIALS			182,495

MEDIA - 1.4%
	100,000		21st Century Fox America, Inc	3.375	11/15/26	102
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,809
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	2,073
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	10,401
GBP	675,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	915
	$6,750,000		CBS Corp	2.300	08/15/19	6,745
	4,200,000		CBS Corp	2.900	01/15/27	3,922
	2,500,000		CBS Corp	3.375	02/15/28	2,407
	5,225,000		Charter Communications Operating LLC	3.579	07/23/20	5,322
	5,395,000		Charter Communications Operating LLC	4.464	07/23/22	5,628
	19,275,000		Charter Communications Operating LLC	4.908	07/23/25	20,488
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,544
	18,200,000		Comcast Corp	3.200	07/15/36	17,293
	1,715,000	g	CSC Holdings LLC	5.500	04/15/27	1,749
	4,000,000		Discovery Communications LLC	2.950	03/20/23	3,958
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

GBP	300,000		Discovery Communications LLC	2.500%	09/20/24	$401
	$5,625,000		Discovery Communications LLC	3.950	03/20/28	5,593
	1,930,000	g	Gannett Co, Inc	4.875	09/15/21	1,968
	2,925,000	g	Gannett Co, Inc	5.500	09/15/24	3,068
	2,000,000		Lamar Media Corp	5.000	05/01/23	2,060
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,090
	7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,247
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,686
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,454
	3,735,000		Nielsen Finance LLC	4.500	10/01/20	3,763
	4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,766
	1,000,000	g	Sirius XM Radio, Inc	3.875	08/01/22	1,003
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,153
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,820
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,508
	6,575,000		Time Warner, Inc	3.600	07/15/25	6,588
	5,550,000		Time Warner, Inc	3.800	02/15/27	5,543
	150,000		Time Warner, Inc	4.850	07/15/45	157
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	692
			TOTAL MEDIA			180,916

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
	4,750,000		Abbott Laboratories	3.875	09/15/25	4,912
	19,450,000		Abbott Laboratories	3.750	11/30/26	19,967
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,600
	18,500,000		AbbVie, Inc	3.200	05/14/26	18,440
	150,000		AbbVie, Inc	4.500	05/14/35	165
	6,700,000		AbbVie, Inc	4.400	11/06/42	7,177
	20,275,000		Actavis Funding SCS	3.800	03/15/25	20,636
	9,500,000		Actavis Funding SCS	4.550	03/15/35	10,046
	134,000		Actavis Funding SCS	4.750	03/15/45	143
	5,200,000		Amgen, Inc	1.850	08/19/21	5,069
	8,600,000		Amgen, Inc	2.600	08/19/26	8,232
	6,450,000		Amgen, Inc	4.400	05/01/45	7,012
	5,650,000		AstraZeneca plc	3.125	06/12/27	5,582
	3,400,000		Celgene Corp	3.625	05/15/24	3,496
	7,450,000		Celgene Corp	3.450	11/15/27	7,442
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,530
	6,750,000		Gilead Sciences, Inc	4.150	03/01/47	7,173
	8,150,000		Johnson & Johnson	2.900	01/15/28	8,160
	3,750,000		Johnson & Johnson	3.400	01/15/38	3,838
	4,100,000		Mylan NV	3.750	12/15/20	4,189
	3,300,000		Mylan NV	3.950	06/15/26	3,327
	9,600,000		Novartis Capital Corp	3.000	11/20/25	9,703
	10,925,000		Novartis Capital Corp	3.100	05/17/27	11,135
	500,000		Perrigo Finance plc	3.900	12/15/24	508
	8,275,000	g	Roche Holdings, Inc	2.375	01/28/27	7,871
	17,825,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	14,713
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			200,066

REAL ESTATE - 1.4%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,711
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,348
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,300,000	American Tower Corp	3.300%	02/15/21	$10,488
2,418,000	American Tower Corp	4.400	02/15/26	2,542
1,600,000	American Tower Corp	3.550	07/15/27	1,588
5,575,000	Brandywine Operating Partnership LP	4.100	10/01/24	5,666
2,700,000	Brandywine Operating Partnership LP	3.950	11/15/27	2,679
4,500,000	Brixmor Operating Partnership LP	3.875	08/15/22	4,610
5,250,000	Brixmor Operating Partnership LP	3.650	06/15/24	5,221
5,825,000	Brixmor Operating Partnership LP	3.850	02/01/25	5,816
2,650,000	Brixmor Operating Partnership LP	4.125	06/15/26	2,672
3,965,000	Camden Property Trust	4.625	06/15/21	4,191
3,000,000	Camden Property Trust	2.950	12/15/22	3,000
3,911,000	Crown Castle International Corp	4.875	04/15/22	4,193
2,850,000	Crown Castle International Corp	3.200	09/01/24	2,820
3,825,000	Crown Castle International Corp	3.650	09/01/27	3,814
5,175,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	5,423
3,450,000	DDR Corp	3.625	02/01/25	3,393
3,250,000	DDR Corp	4.250	02/01/26	3,306
3,250,000	DDR Corp	4.700	06/01/27	3,401
3,075,000	Digital Realty Trust LP	3.700	08/15/27	3,096
1,600,000	Duke Realty LP	3.250	06/30/26	1,585
1,250,000	Equinix, Inc	5.375	01/01/22	1,300
2,750,000	Equity One, Inc	3.750	11/15/22	2,817
2,754,000	Essex Portfolio LP	3.375	01/15/23	2,792
4,275,000	Federal Realty Investment Trust	3.250	07/15/27	4,239
78,000	HCP, Inc	5.375	02/01/21	84
1,625,000	Healthcare Realty Trust, Inc	3.750	04/15/23	1,653
6,600,000	Healthcare Realty Trust, Inc	3.875	05/01/25	6,686
3,700,000	Healthcare Trust of America Holdings LP	3.375	07/15/21	3,768
3,550,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	3,629
6,250,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	6,152
1,950,000	Highwoods Realty LP	3.875	03/01/27	1,953
1,775,000	Host Hotels & Resorts LP	4.500	02/01/26	1,858
1,700,000	Kimco Realty Corp	3.800	04/01/27	1,716
2,500,000	Liberty Property LP	3.250	10/01/26	2,460
5,224,000	Mid-America Apartments LP	4.300	10/15/23	5,481
5,525,000	Mid-America Apartments LP	3.750	06/15/24	5,678
4,300,000	Mid-America Apartments LP	4.000	11/15/25	4,453
3,575,000	Mid-America Apartments LP	3.600	06/01/27	3,580
3,600,000	National Retail Properties, Inc	3.800	10/15/22	3,718
5,425,000	National Retail Properties, Inc	3.300	04/15/23	5,451
2,575,000	National Retail Properties, Inc	4.000	11/15/25	2,641
3,000,000	National Retail Properties, Inc	3.600	12/15/26	2,974
4,125,000	Realty Income Corp	3.650	01/15/28	4,154
7,225,000	Regency Centers LP	3.900	11/01/25	7,381
4,750,000	Regency Centers LP	3.600	02/01/27	4,753
405,000	Ventas Realty LP	3.125	06/15/23	405
450,000	Ventas Realty LP	4.125	01/15/26	470
1,170,000	Weingarten Realty Investors	3.375	10/15/22	1,179
4,800,000	Weingarten Realty Investors	3.500	04/15/23	4,839
3,025,000	Weingarten Realty Investors	4.450	01/15/24	3,174
3,950,000	Weingarten Realty Investors	3.850	06/01/25	3,986
1,300,000	Weingarten Realty Investors	3.250	08/15/26	1,247
3,575,000	Welltower, Inc	4.000	06/01/25	3,696
	TOTAL REAL ESTATE			193,930
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

RETAILING - 0.6%
	$600,000		Asbury Automotive Group, Inc	6.000%	12/15/24	$625
	100,000		Best Buy Co, Inc	5.500	03/15/21	108
	6,525,000		Enable Midstream Partners LP	4.400	03/15/27	6,633
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,762
	8,725,000		Home Depot, Inc	3.350	09/15/25	9,015
	5,175,000		Home Depot, Inc	3.000	04/01/26	5,180
	2,975,000		Home Depot, Inc	3.500	09/15/56	2,859
	3,150,000		L Brands, Inc	6.750	07/01/36	3,150
	3,150,000		Limited Brands, Inc	7.000	05/01/20	3,433
	3,375,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	2,868
	7,575,000		O’Reilly Automotive, Inc	3.550	03/15/26	7,651
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,898
	7,875,000		Priceline Group, Inc	3.550	03/15/28	7,798
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,016
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,908
GBP	1,250,000		Rolls-Royce plc	3.375	06/18/26	1,856
	$5,800,000		Target Corp	2.500	04/15/26	5,575
	5,625,000		Target Corp	3.625	04/15/46	5,470
			TOTAL RETAILING			84,805

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	16,275,000		Intel Corp	3.150	05/11/27	16,593
	6,500,000		Intel Corp	4.100	05/11/47	7,155
	3,475,000		Maxim Integrated Products, Inc	3.450	06/15/27	3,490
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,447
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			30,685

SOFTWARE & SERVICES - 0.9%
	4,175,000		Activision Blizzard Inc	2.300	09/15/21	4,120
	4,350,000		Activision Blizzard Inc	3.400	09/15/26	4,401
	5,400,000		Baidu, Inc	2.875	07/06/22	5,342
	11,348,000		Fidelity National Information Services, Inc	3.625	10/15/20	11,659
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	203
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	447
	$800,000	g	IMS Health, Inc	5.000	10/15/26	820
	30,200,000		Microsoft Corp	2.400	08/08/26	29,116
	3,750,000		Microsoft Corp	4.100	02/06/37	4,184
	5,500,000		Microsoft Corp	4.250	02/06/47	6,282
	1,475,000		NCR Corp	4.625	02/15/21	1,488
	525,000		NCR Corp	5.875	12/15/21	538
	1,650,000	g	Open Text Corp	5.625	01/15/23	1,718
	12,600,000		Oracle Corp	2.500	05/15/22	12,618
	12,500,000		Oracle Corp	3.250	11/15/27	12,708
	4,900,000		Oracle Corp	3.800	11/15/37	5,139
	6,300,000		Oracle Corp	4.000	11/15/47	6,702
	9,575,000		VMware, Inc	2.950	08/21/22	9,547
			TOTAL SOFTWARE & SERVICES			117,032

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,530
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$23,475,000		Apple, Inc	3.200%	05/11/27	$23,766
	14,500,000		Apple, Inc	3.000	11/13/27	14,408
EUR	750,000		Apple, Inc	1.375	05/24/29	920
	$4,525,000		Apple, Inc	4.650	02/23/46	5,294
	4,075,000	g	Broadcom Corp	3.875	01/15/27	4,009
	4,825,000	g	Broadcom Corp	3.500	01/15/28	4,598
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,381
	1,600,000	g	CommScope, Inc	5.000	06/15/21	1,630
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,704
	2,075,000		Corning, Inc	4.375	11/15/57	2,058
	6,100,000	g	Diamond Finance Corp	3.480	06/01/19	6,176
	13,175,000	g	Diamond Finance Corp	4.420	06/15/21	13,727
	10,550,000	g	Diamond Finance Corp	6.020	06/15/26	11,630
	200,000		Koninklijke Philips NV	3.750	03/15/22	208
	275,000	g	Millicom International Cellular S.A.	5.125	01/15/28	275
	525,000	g	Sensata Technologies BV	5.625	11/01/24	577
	250,000	g	Sensata Technologies BV	5.000	10/01/25	264
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,061
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,851
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	491
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,259
	250,000		Xerox Corp	3.625	03/15/23	244
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			130,061

TELECOMMUNICATION SERVICES - 1.5%
EUR	1,500,000	g	Altice Luxembourg S.A.	7.250	05/15/22	1,823
	$27,775,000		AT&T, Inc	3.400	05/15/25	27,301
	13,025,000		AT&T, Inc	3.900	08/14/27	13,108
	15,299,000	g	AT&T, Inc	4.100	02/15/28	15,345
EUR	500,000		AT&T, Inc	2.350	09/04/29	606
	$9,000,000		AT&T, Inc	4.500	05/15/35	8,941
EUR	440,000		AT&T, Inc	3.150	09/04/36	541
	$6,525,000		AT&T, Inc	5.250	03/01/37	6,896
	13,025,000		AT&T, Inc	4.900	08/14/37	13,207
GBP	355,000		AT&T, Inc	3.550	09/14/37	482
	$200,000		AT&T, Inc	4.300	12/15/42	188
	150,000		AT&T, Inc	4.800	06/15/44	148
	4,525,000		AT&T, Inc	4.750	05/15/46	4,422
	6,525,000		AT&T, Inc	5.450	03/01/47	6,968
	13,025,000		AT&T, Inc	5.150	02/14/50	13,090
	500,000		AT&T, Inc	5.300	08/14/58	501
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,666
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,917
	3,950,000		France Telecom S.A.	5.375	01/13/42	4,761
	4,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	4,136
	3,500,000	†,g,q	Oi S.A.	5.750	02/10/22	1,558
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,195
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,488
	9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,557
	5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,915
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	477
	400,000		Verizon Communications, Inc	1.875	10/26/29	478
	$30,520,000		Verizon Communications, Inc	4.272	01/15/36	30,340
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	365
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$10,550,000		Verizon Communications, Inc	3.850%	11/01/42	$9,535
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	3,092
	400,000		Verizon Communications, Inc	5.012	08/21/54	408
	4,025,000	g	VimpelCom Holdings BV	4.950	06/16/24	4,081
EUR	1,500,000	g	Virgin Media Finance plc	4.500	01/15/25	1,878
			TOTAL TELECOMMUNICATION SERVICES			205,414

TRANSPORTATION - 0.8%
	$500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	510
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,816
	5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,766
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	78
	6,525,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	7,143
	9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	9,125
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	238
	5,000,000		CSX Corp	3.250	06/01/27	4,994
	150,000		CSX Corp	4.100	03/15/44	156
	4,000,000		CSX Corp	3.800	11/01/46	3,973
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,386
	100,000		FedEx Corp	3.875	08/01/42	100
	2,830,000		FedEx Corp	4.100	02/01/45	2,914
	2,925,000		FedEx Corp	4.750	11/15/45	3,273
	17,344,000		Kansas City Southern	2.350	05/15/20	17,274
	4,025,000	g	Norfolk Southern Corp	4.050	08/15/52	4,167
	2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,623
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	8,935
	3,500,000		Northrop Grumman Corp	4.030	10/15/47	3,654
	3,000,000	g	Transnet SOC Ltd	4.000	07/26/22	2,937
	3,500,000	g	TTX Co	3.600	01/15/25	3,580
	3,850,000		Union Pacific Corp	3.600	09/15/37	3,986
	3,000,000		Union Pacific Corp	4.000	04/15/47	3,242
	6,300,000		United Parcel Service, Inc	3.750	11/15/47	6,498
			TOTAL TRANSPORTATION			109,368

UTILITIES - 3.7%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,653
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,746
	1,775,000		AES Corp	4.875	05/15/23	1,808
	1,500,000		AES Corp	5.500	03/15/24	1,560
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,743
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,258
	3,475,000		Alabama Power Co	4.150	08/15/44	3,747
	6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,085
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,713
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,533
	7,175,000		American Water Capital Corp	3.750	09/01/47	7,396
	1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,629
	5,500,000		Atmos Energy Corp	8.500	03/15/19	5,912
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,282
EUR	850,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	1,068
	$6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	6,653
	3,050,000	g	Banco BTG Pactual S.A.	5.500	01/31/23	3,046
	6,225,000		Black Hills Corp	4.250	11/30/23	6,514
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,575,000		Black Hills Corp	3.150%	01/15/27	$1,534
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	4,903
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,838
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,483
	2,850,000	g	Cerro del Aguila S.A.	4.125	08/16/27	2,814
	3,840,000	g	CEZ AS.	4.250	04/03/22	3,991
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,785
	200,000		CMS Energy Corp	3.450	08/15/27	202
	2,625,000	g	Colbun S.A.	3.950	10/11/27	2,618
	200,000		Commonwealth Edison Co	2.950	08/15/27	198
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,502
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	2,840
	5,500,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	5,746
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,505
EUR	500,000		DH Europe Finance S.A.	1.200	06/30/27	604
	$3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,689
	5,750,000		DTE Electric Co	3.750	08/15/47	5,976
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,466
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,665
	8,675,000		Duke Energy Corp	2.650	09/01/26	8,310
	750,000		Duke Energy Corp	4.800	12/15/45	866
	11,504,098		Duke Energy Florida Project Finance LLC	1.196	03/01/20	11,370
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,893
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,524
	200,000		Emera US Finance LP	3.550	06/15/26	201
	8,900,000		Energy Transfer Partners LP	4.750	01/15/26	9,231
	2,985,000		Energy Transfer Partners LP	5.150	02/01/43	2,825
	5,450,000		Energy Transfer Partners LP	5.950	10/01/43	5,790
	6,025,000		Energy Transfer Partners LP	5.150	03/15/45	5,876
EUR	700,000		Engie S.A.	2.375	05/19/26	931
	$5,700,000		Entergy Corp	2.950	09/01/26	5,544
	3,100,000		EQT Midstream Partners LP	4.125	12/01/26	3,086
	5,850,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	5,788
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,608
	300,000		FirstEnergy Corp	3.900	07/15/27	307
	8,150,000		Fortis, Inc	3.055	10/04/26	7,867
	350,000		Georgia Power Co	3.250	03/30/27	351
	3,000,000		Georgia Power Co	5.400	06/01/40	3,603
EUR	1,000,000		Iberdrola International BV	1.125	04/21/26	1,203
	$5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,271
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,656
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,834
	2,425,000		Interstate Power & Light Co	3.700	09/15/46	2,426
	3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,037
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,383
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,059
	500,000	g	KazMunayGas National Co JSC	3.875	04/19/22	507
	4,525,000	g	KazTransGas JSC	4.375	09/26/27	4,538
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,158
	4,225,000	g	Listrindo Capital BV	4.950	09/14/26	4,267
	12,500,000		Mercy Health	3.382	11/01/25	12,491
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,325,000		MidAmerican Energy Co	4.250%	05/01/46	$1,486
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,066
	800,000	g	Minejesa Capital BV	5.625	08/10/37	853
	4,240,000		MPLX LP	5.500	02/15/23	4,363
	3,800,000		MPLX LP	4.000	02/15/25	3,877
	8,012,000		MPLX LP	4.125	03/01/27	8,204
	2,800,000		Nevada Power Co	6.500	08/01/18	2,872
	3,335,000		Nevada Power Co	5.450	05/15/41	4,128
	13,025,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	13,264
	550,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	560
	9,750,000		NiSource Finance Corp	3.490	05/15/27	9,921
	3,700,000		NiSource Finance Corp	4.800	02/15/44	4,185
	6,450,000		NiSource Finance Corp	3.950	03/30/48	6,601
	3,375,000		Northeast Utilities	1.450	05/01/18	3,370
	6,450,000		Northern States Power Co	3.600	09/15/47	6,557
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,095
EUR	250,000	g	OI European Group BV	3.125	11/15/24	315
	$7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,067
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,595
	8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	9,435
	1,950,000		Pacific Gas & Electric Co	8.250	10/15/18	2,040
	2,700,000		Pacific Gas & Electric Co	3.750	08/15/42	2,599
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	6,134
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,836
	4,600,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	4,607
	625,000	g	Petroamazonas EP	4.625	11/06/20	609
	4,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	4,045
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,515
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,361
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,691
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,170
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,317
	200,000		PPL Capital Funding, Inc	3.100	05/15/26	196
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,034
	3,825,000		Progress Energy, Inc	7.050	03/15/19	4,038
	8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,214
	2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,670
	3,100,000		Public Service Electric & Gas Co	3.600	12/01/47	3,171
	5,550,000		Sempra Energy	2.875	10/01/22	5,542
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,984
	8,250,000		Southern Power Co	2.500	12/15/21	8,172
	7,825,000		Southern Power Co	4.150	12/01/25	8,244
	3,950,000		Spectra Energy Partners LP	3.500	03/15/25	3,966
	7,150,000		Spectra Energy Partners LP	4.500	03/15/45	7,375
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,725
	300,000		Virginia Electric & Power Co	2.950	11/15/26	297
	6,500,000		Virginia Electric & Power Co	3.500	03/15/27	6,718
	3,925,000		Virginia Electric & Power Co	4.000	11/15/46	4,197
	4,900,000	g	VM Holding S.A.	5.375	05/04/27	5,194
	4,550,000		Western Gas Partners LP	4.650	07/01/26	4,729
	5,075,000		Williams Partners LP	3.600	03/15/22	5,191
	7,250,000		Williams Partners LP	4.500	11/15/23	7,666
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,500,000		Williams Partners LP	3.750%	06/15/27	$1,503
	1,175,000		Williams Partners LP	4.900	01/15/45	1,245
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,382
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,011
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,280
			TOTAL UTILITIES			513,988

			TOTAL CORPORATE BONDS			4,699,566
			(Cost $4,608,466)

GOVERNMENT BONDS - 42.7%

AGENCY SECURITIES - 1.4%
	8,894,669		AMAL Ltd	3.465	08/21/21	9,083
	5,500,000		Amber Circle Funding Ltd	3.250	12/04/22	5,542
	4,540,439		Export Lease Ten Co LLC	1.650	05/07/25	4,398
	250,000		Federal Home Loan Bank (FHLB)	1.125	07/14/21	242
	300,000		Federal National Mortgage Association (FNMA)	2.625	09/06/24	304
	13,870,000		Lutheran Medical Center	1.982	02/20/30	13,043
	8,775,000		Montefiore Medical Center	2.152	10/20/26	8,363
	9,145,002		Premier Aircraft Leasing	3.576	02/06/22	9,370
	5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,143
	7,240,000		PEFCO	1.450	08/15/19	7,175
	27,750,000		PEFCO	2.250	03/15/20	27,804
	35,000,000		PEFCO	4.300	12/15/21	37,676
	25,747,000		PEFCO	2.050	11/15/22	25,345
	35,419,571		Tagua Leasing LLC	1.900	07/12/24	34,782
	12,755,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,274
	2,524,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	2,532
			TOTAL AGENCY SECURITIES			204,076

FOREIGN GOVERNMENT BONDS - 5.4%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	3,949
	15,000,000		African Development Bank	1.375	12/17/18	14,920
INR	135,000,000		Asian Development Bank	6.200	10/06/26	2,083
AUD	1,700,000		Australia Government International Bond	5.750	05/15/21	1,479
	1,100,000		Australia Government International Bond	3.750	04/21/37	941
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,243
	2,000,000	g	Bermuda Government International Bond	4.854	02/06/24	2,165
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,489
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	6,075
BRL	4,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,397
EUR	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,197
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,976
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,833
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,912
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	517
CAD	1,460,000		Canadian Government International Bond	0.500	02/01/19	1,149
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

CAD	1,000,000		Canadian Government International Bond		5.000%	06/01/37	$1,155
	$100,000		Colombia Government International Bond		7.375	03/18/19	106
	6,125,000		Colombia Government International Bond		2.625	03/15/23	5,987
	5,350,000		Colombia Government International Bond		5.000	06/15/45	5,658
	3,500,000	g	Costa Rica Government International Bond		7.158	03/12/45	3,675
	20,200,000	g	CPPIB Capital, Inc		2.250	01/25/22	20,015
	16,400,000	g	CPPIB Capital, Inc		2.750	11/02/27	16,350
EUR	600,000	i	Credit Agricole Assurances S.A.	ISR EUR 5 Y + 4.500%	4.250	12/30/49	804
	$1,850,000	g	Egypt Government International Bond		6.125	01/31/22	1,935
	3,950,000	g	Egypt Government International Bond		8.500	01/31/47	4,531
	10,000,000		European Investment Bank		2.500	04/15/21	10,084
	250,000		European Investment Bank		3.250	01/29/24	260
	3,500,000		European Investment Bank		4.875	02/15/36	4,578
	3,575,000	g	Export Credit Bank of Turkey		4.250	09/18/22	3,478
	300,000	g	Export Credit Bank of Turkey		5.375	10/24/23	303
	15,000,000		Export Development Canada		2.000	11/30/20	14,939
	2,000,000	g	Export-Import Bank of China		2.850	09/16/20	1,987
	8,950,000		Export-Import Bank of Korea		2.250	01/21/20	8,859
EUR	2,762,000		France Government Bond OAT		1.750	11/25/24	3,665
	3,100,000		French Republic Government Bond OAT		0.750	05/25/28	3,710
	1,200,000	g	French Republic Government Bond OAT		2.000	05/25/48	1,522
	$3,600,000	g	Guatemala Government International Bond		4.500	05/03/26	3,637
	2,000,000	g	Guatemala Government International Bond		4.375	06/05/27	1,995
EUR	550,000		Hellenic Republic Government Bond		4.750	04/14/19	684
	2,025,000	g	Hellenic Republic Government Bond		4.375	08/01/22	2,520
	$2,595,000	g	Honduras Government International Bond		7.500	03/15/24	2,900
CAD	1,800,000		Hydro-Quebec		5.000	02/15/45	1,978
EUR	1,250,000	g	Indonesia Government International Bond		2.150	07/18/24	1,573
	$2,500,000		Indonesia Government International Bond		3.500	01/11/28	2,493
IDR	18,000,000,000		Indonesia Treasury Bond		8.250	07/15/21	1,426
AUD	900,000		Inter-American Development Bank		2.750	10/30/25	688
	1,300,000		International Bank for Reconstruction & Development		2.800	01/13/21	1,025
ILS	3,100,000		Israel Government Bond-Fixed		5.500	01/31/42	1,324
EUR	3,550,000		Italy Buoni Poliennali Del Tesoro		0.350	06/15/20	4,289
	7,025,000		Italy Buoni Poliennali Del Tesoro		0.900	08/01/22	8,493
	5,925,000		Italy Buoni Poliennali Del Tesoro		1.250	12/01/26	6,783
	1,350,000	g	Italy Buoni Poliennali Del Tesoro		1.650	03/01/32	1,467
	850,000	i	Italy Certificati di Credito del Tesoro	EURIBOR 6 M ACT/360 + 1.100%	0.826	10/15/24	1,041
	$5,310,000		Italy Government International Bond		6.875	09/27/23	6,239
EUR	750,000	g	Ivory Coast Government International Bond		5.125	06/15/25	980
	$2,509,000	g,i	Ivory Coast Government International Bond		5.750	12/31/32	2,491
	3,050,000		Jamaica Government International Bond		8.000	03/15/39	3,738
	8,000,000		Japan Bank for International Cooperation		2.375	04/20/26	7,759
	2,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	1,973
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$2,700,000	g	Japan Finance Organization for Municipalities		2.125%	02/12/21	$2,658
	4,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,930
JPY	113,000,000		Japan Finance Organization for Municipalities		0.450	03/14/25	1,031
	103,000,000		Japan Finance Organization for Municipalities		0.484	06/13/25	942
	140,000,000		Japan Finance Organization for Municipalities		0.020	03/13/26	1,235
	440,000,000		Japan Government Ten Year Bond		0.100	09/20/26	3,936
	369,000,000		Japan Government Ten Year Bond		0.100	12/20/26	3,299
	350,000,000		Japan Government Thirty Year Bond		2.400	11/20/31	4,014
	350,000,000		Japan Government Thirty Year Bond		2.300	05/20/32	3,993
	300,000,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,566
	450,000,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,700
	530,000,000		Japan Government Twenty Year Bond		1.900	03/22/21	5,010
	120,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	1,080
	445,000,000		Japan Government Two Year Bond		0.100	02/15/19	3,960
	280,000,000		Japan Government Two Year Bond		0.100	04/15/19	2,493
	$475,000	g	Jordan Government International Bond		7.375	10/10/47	495
	3,000,000	g	Kazakhstan Government International Bond		6.500	07/21/45	3,841
	18,750,000		KFW		2.625	01/25/22	19,002
EUR	1,025,000	g	Kingdom of Belgium Government Bond		1.600	06/22/47	1,206
	$5,800,000	g,i	Kommunalbanken AS.	LIBOR 3 M + 0.180%	1.616	02/20/18	5,800
NOK	1,200,000		Kommunalbanken AS.		2.000	05/03/18	147
	$7,700,000	g	Kommunalbanken AS.		1.625	01/15/20	7,625
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,882
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,678
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	599
	$5,000,000	g	Kommuninvest I Sverige AB		2.000	11/12/19	4,991
	2,400,000		Korea Development Bank		1.500	01/22/18	2,399
	2,600,000		Korea Development Bank		2.500	03/11/20	2,580
	6,000,000	g	Korea Housing Finance Corp		1.625	09/15/18	5,954
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,572
	6,025,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,979
KRW	980,000,000		Korea Treasury Bond		1.750	12/10/18	914
	3,920,000,000		Korea Treasury Bond		2.000	03/10/21	3,634
	500,000,000		Korea Treasury Bond		1.375	09/10/21	452
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,548
	$7,050,000	g	Kuwait International Government Bond		2.750	03/20/22	7,027
	6,682,000		Landwirtschaftliche Rentenbank		2.000	01/13/25	6,452
	1,750,000		Lebanon Government International Bond		6.750	11/29/27	1,668
	1,700,000	g	Lithuania Government International Bond		7.375	02/11/20	1,877
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	6,083
MXN	14,500,000		Mexican Bonos		8.000	12/07/23	749
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

MXN	23,500,000		Mexican Bonos	5.750%	03/05/26	$1,056
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	5,020
	5,100,000		Mexico Government International Bond	4.150	03/28/27	5,289
	8,400,000		Mexico Government International Bond	4.750	03/08/44	8,492
	525,000	g	Mongolia Government International Bond	5.625	05/01/23	530
	5,750,000	g	Morocco Government International Bond	5.500	12/11/42	6,501
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,852
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	3,134
EUR	1,075,000	g	Netherlands Government International Bond	2.500	01/15/33	1,584
AUD	500,000		New South Wales Treasury Corp	4.000	04/08/21	411
	500,000		New South Wales Treasury Corp	4.000	05/20/26	424
NZD	700,000		New Zealand Government International Bond	4.500	04/15/27	567
	$3,000,000		Nigeria Government International Bond	5.625	06/27/22	3,109
	3,050,000	g	Nigeria Government International Bond	6.500	11/28/27	3,181
NOK	13,000,000	g	Norway Government International Bond	2.000	05/24/23	1,651
	12,200,000	g	Norway Government International Bond	1.500	02/19/26	1,486
	$2,200,000	g	Oman Government International Bond	6.500	03/08/47	2,203
	5,000,000	g	Pakistan Government International Bond	6.875	12/05/27	5,014
	5,300,000		Panama Government International Bond	6.700	01/26/36	7,054
	3,000,000		Panama Government International Bond	4.500	05/15/47	3,229
PEN	5,000,000	g	Peru Government International Bond	6.150	08/12/32	1,640
	$4,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	4,055
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,846
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,725
	2,250,000		Peruvian Government International Bond	5.625	11/18/50	2,887
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,690
	3,000,000		Philippine Government International Bond	3.700	02/02/42	2,979
	8,150,000		Poland Government International Bond	5.000	03/23/22	8,922
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	2,020
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,706
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,862
	$20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,652
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,197
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	23,511
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,089
	8,835,000		Province of Quebec Canada	4.625	05/14/18	8,925
	22,500,000		Province of Quebec Canada	3.500	07/29/20	23,194
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,329
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,533
	2,350,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,608
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,230
	1,175,000		Republic of Hungary	6.250	01/29/20	1,259
	2,135,000	g	Republic of Paraguay	6.100	08/11/44	2,434
PLN	4,000,000		Republic of Poland Government Bond	3.250	07/25/25	1,159
	$635,827	i	Republic of Serbia	6.750	11/01/24	646
	3,950,000		Republic of South Africa Government International Bond	4.850	09/27/27	3,999
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$100,000		Republic of the Philippines	6.500%	01/20/20	$109
	4,500,000	g	Romanian Government International Bond	6.750	02/07/22	5,151
RUB	88,750,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,541
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,515
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,464
	16,750,000	g	Saudi Government International Bond	2.875	03/04/23	16,478
	4,000,000	g	Saudi Government International Bond	3.250	10/26/26	3,922
	2,600,000	g	Senegal Government International Bond	6.250	05/23/33	2,746
SGD	4,250,000		Singapore Government Bond	1.750	04/01/22	3,187
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,354
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	1,101
	15,100,000		South Africa Government International Bond	8.750	01/31/44	1,098
EUR	2,745,000		Spain Government International Bond	0.400	04/30/22	3,316
	3,450,000	g	Spain Government International Bond	2.750	10/31/24	4,668
	1,225,000	g	Spain Government International Bond	2.350	07/30/33	1,495
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	3,134
	1,500,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,656
	4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,995
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	3,936
SEK	4,400,000		Sweden Government International Bond	2.250	06/01/32	616
THB	53,000,000		Thailand Government International Bond	1.875	06/17/22	1,633
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	426
	500,000		Treasury Corp of Victoria	3.000	10/20/28	388
	$7,000,000		Turkey Government International Bond	3.250	03/23/23	6,629
	5,750,000		Turkey Government International Bond	5.750	03/22/24	6,080
	2,600,000		Turkey Government International Bond	6.000	03/25/27	2,770
	2,950,000		Turkey Government International Bond	6.875	03/17/36	3,291
	6,300,000	g	Ukraine Government International Bond	7.375	09/25/32	6,208
GBP	2,375,000		United Kingdom Gilt	1.750	07/22/19	3,272
	3,000,000		United Kingdom Gilt	2.750	09/07/24	4,531
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,614
	1,000,000		United Kingdom Gilt	4.250	03/07/36	1,898
	1,375,000		United Kingdom Gilt	1.500	07/22/47	1,747
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	764
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,520
UYU	43,000,000	g	Uruguay Government International Bond	8.500	03/15/28	1,496
	$6,750,000		Uruguay Government International Bond	5.100	06/18/50	7,492
			TOTAL FOREIGN GOVERNMENT BONDS			741,548

MORTGAGE BACKED - 18.6%
	23,524,142		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	24,054
	38,022,291		FHLMC	3.500	08/15/43	39,252
	9,821,011		FHLMC	3.000	03/15/44	9,847
	34,355		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	35
	9,622		FGLMC	7.000	05/01/23	10
	120,472		FGLMC	6.000	10/01/23	135
	87,605		FGLMC	6.000	11/01/23	98
	13,733,718		FGLMC	3.500	03/01/27	14,201
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$27,549		FGLMC	8.000%	01/01/31	$31
5,494		FGLMC	7.000	01/01/32	6
49,415		FGLMC	8.000	02/01/32	51
707,799		FGLMC	4.500	07/01/33	758
1,527,907		FGLMC	5.500	12/01/33	1,696
869,091		FGLMC	5.500	12/01/33	972
4,841,175		FGLMC	7.000	12/01/33	5,527
1,395,007		FGLMC	4.500	10/01/34	1,485
898,480		FGLMC	4.500	04/01/35	959
1,467,541		FGLMC	7.000	05/01/35	1,668
1,867,324		FGLMC	5.000	04/01/38	2,036
1,512,300		FGLMC	5.000	07/01/39	1,647
9,252,745	w	FGLMC	4.500	11/01/40	10,051
10,145,708	w	FGLMC	4.500	12/01/40	10,998
179,710		FGLMC	4.500	12/01/43	193
112,223		FGLMC	4.500	02/01/44	121
4,333,572		FGLMC	4.500	10/01/44	4,695
2,055,127		FGLMC	4.500	11/01/44	2,227
2,604,154		FGLMC	4.500	11/01/44	2,821
885,632		FGLMC	4.500	12/01/44	949
1,494,288		FGLMC	4.500	12/01/44	1,618
9,048,304		FGLMC	3.500	04/01/45	9,367
1,090,871		FGLMC	4.500	05/01/45	1,134
69,130,144		FGLMC	3.500	10/01/45	71,471
42,771,835		FGLMC	4.000	12/01/45	45,210
7,537,650		FGLMC	4.000	05/01/46	7,942
129,894,034		FGLMC	3.500	08/01/46	134,260
6,368,260		FGLMC	4.000	09/01/47	6,752
4,176		Federal National Mortgage Association (FNMA)	8.000	03/01/23	4
67,087		FNMA	8.000	07/01/24	75
14,557		FNMA	9.000	11/01/25	16
508,460		FNMA	2.500	06/01/30	510
1,816,976		FNMA	2.500	06/01/31	1,816
783,729		FNMA	2.500	07/01/31	783
19,014,272		FNMA	2.500	07/01/31	19,006
4,594,593		FNMA	2.500	08/01/31	4,593
1,009,849		FNMA	2.500	09/01/31	1,009
1,236,685		FNMA	2.500	09/01/31	1,236
813,399		FNMA	2.500	09/01/31	813
2,086,144		FNMA	2.500	10/01/31	2,085
639,502		FNMA	2.500	10/01/31	639
1,133,121		FNMA	2.500	11/01/31	1,133
549,286		FNMA	2.500	11/01/31	549
725,280		FNMA	2.500	11/01/31	725
1,552,252		FNMA	2.500	11/01/31	1,552
367,271		FNMA	2.500	11/01/31	367
780,180		FNMA	2.500	11/01/31	780
1,774,705		FNMA	2.500	11/01/31	1,774
805,716		FNMA	2.500	12/01/31	806
2,954,072		FNMA	2.500	12/01/31	2,953
1,032,839		FNMA	2.500	12/01/31	1,032
604,646		FNMA	2.500	12/01/31	604
2,334,482		FNMA	2.500	12/01/31	2,334
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$23,763,817		FNMA	3.500%	02/01/32	$24,576
7,791,165		FNMA	3.500	05/01/32	8,069
1,657,084		FNMA	2.500	06/01/32	1,656
424,805		FNMA	2.500	06/01/32	425
726,355	h	FNMA	2.500	06/01/32	727
795,932		FNMA	2.500	07/01/32	796
1,515,091		FNMA	2.500	07/01/32	1,515
3,318,687		FNMA	2.500	07/01/32	3,317
19,921,099		FNMA	3.500	07/01/32	20,603
885,235		FNMA	6.500	07/01/32	1,000
69,332		FNMA	7.000	07/01/32	71
146,878		FNMA	7.000	07/01/32	154
57,543,481	h	FNMA	3.000	11/01/32	58,656
6,031,767		FNMA	5.000	06/01/33	6,548
741,425		FNMA	4.500	10/01/33	793
13,959,940		FNMA	5.000	10/01/33	15,166
83,261		FNMA	5.000	11/01/33	90
1,937,750		FNMA	5.000	11/01/33	2,134
747,903		FNMA	5.000	03/01/34	813
6,094,876		FNMA	5.500	03/01/34	6,765
5,272,363		FNMA	5.500	02/01/35	5,852
1,298,018		FNMA	4.500	05/01/35	1,389
8,398,218		FNMA	5.000	05/01/35	9,124
3,766,728		FNMA	5.000	10/01/35	4,093
3,203,083		FNMA	5.000	02/01/36	3,480
32,275		FNMA	6.500	03/01/37	37
1,964,416		FNMA	5.500	08/01/37	2,185
1,105,030		FNMA	6.000	09/01/37	1,268
904,215		FNMA	6.000	09/01/37	1,038
575,857		FNMA	6.500	09/01/37	638
1,204,861		FNMA	5.500	01/01/38	1,337
65,832		FNMA	6.500	02/01/38	73
3,071,040		FNMA	5.500	04/01/38	3,388
6,983,634		FNMA	5.500	11/01/38	7,769
4,482,946		FNMA	5.500	12/01/38	5,005
165,472		FNMA	4.500	04/01/39	178
3,506,263		FNMA	4.500	05/01/39	3,783
574,416		FNMA	4.000	07/01/39	606
2,990,364		FNMA	5.500	08/01/39	3,319
247,153		FNMA	4.500	02/01/40	266
1,210,110		FNMA	5.000	08/01/40	1,306
7,056,266		FNMA	5.000	09/01/40	7,618
486,618		FNMA	6.000	10/01/40	551
703,274		FNMA	4.500	11/01/40	759
11,273,105		FNMA	4.500	01/01/41	12,167
1,161,518		FNMA	4.500	01/01/41	1,254
19,998,753		FNMA	4.500	01/01/41	21,693
999,673		FNMA	4.500	02/01/41	1,079
10,451,763		FNMA	5.000	05/01/41	11,286
1,251,508		FNMA	4.500	06/01/41	1,351
1,016,999		FNMA	4.500	06/01/41	1,098
595,262		FNMA	5.000	06/01/41	642
3,508,638		FNMA	5.000	07/01/41	3,789
956,079		FNMA	5.000	08/01/41	1,032
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,295,182		FNMA	4.500%	09/01/41	$4,635
1,446,043		FNMA	4.500	12/01/41	1,561
20,724,558		FNMA	5.500	12/01/41	23,452
1,888,538		FNMA	4.500	01/01/42	2,046
1,268,994		FNMA	4.500	01/01/42	1,370
1,445,400		FNMA	4.500	03/01/42	1,560
1,108,963		FNMA	4.500	04/01/42	1,197
6,985,140		FNMA	4.500	04/01/42	7,488
1,437,413		FNMA	4.500	06/01/42	1,552
5,698,670		FNMA	4.500	06/01/42	6,104
1,040,292		FNMA	4.500	07/01/42	1,123
13,008,477		FNMA	4.500	08/01/42	14,032
197,288		FNMA	3.000	10/01/42	198
18,120,651		FNMA	3.000	10/01/42	18,222
19,628,799	w	FNMA	3.000	01/01/43	19,738
5,102,851		FNMA	4.500	01/01/43	5,443
25,492,483	w	FNMA	3.000	02/01/43	25,635
17,015,459		FNMA	3.000	02/25/43	17,173
11,321		FNMA	3.000	04/01/43	11
16,005,134		FNMA	3.000	08/25/43	16,158
12,806,210		FNMA	4.500	10/01/43	13,821
8,694,656		FNMA	4.000	04/01/44	9,176
5,297,728		FNMA	4.000	06/01/44	5,592
2,664,672		FNMA	4.000	06/01/44	2,812
8,252,782		FNMA	4.500	06/01/44	8,921
2,702,213		FNMA	4.000	07/01/44	2,850
1,586,571		FNMA	4.000	07/01/44	1,674
4,798,833		FNMA	4.000	08/01/44	5,064
1,871,281		FNMA	4.000	08/01/44	1,974
13,596,533		FNMA	4.000	08/01/44	14,346
4,950,849		FNMA	4.000	08/01/44	5,225
1,370,943		FNMA	4.000	09/01/44	1,447
1,072,644		FNMA	4.000	09/01/44	1,131
6,227,794		FNMA	4.000	10/01/44	6,572
8,126,684		FNMA	4.500	10/01/44	8,783
15,180,952		FNMA	4.500	11/01/44	16,410
12,602,465		FNMA	4.000	12/01/44	13,300
4,396,927		FNMA	4.500	12/01/44	4,752
8,165,767		FNMA	4.000	01/01/45	8,618
43,382,447		FNMA	3.000	02/25/45	43,514
806,169		FNMA	3.500	03/01/45	833
575,963		FNMA	3.500	03/01/45	596
2,050,185		FNMA	4.500	03/01/45	2,216
12,609,948		FNMA	3.000	03/25/45	12,692
709,056		FNMA	4.500	04/01/45	766
17,788,774		FNMA	3.500	05/01/45	18,424
2,472,392		FNMA	4.000	05/01/45	2,609
5,183,403		FNMA	4.000	06/01/45	5,492
2,707,689		FNMA	4.000	08/01/45	2,871
48,732,726		FNMA	4.000	09/01/45	51,421
1,476,664		FNMA	4.000	10/01/45	1,565
9,556,497		FNMA	4.000	11/01/45	10,131
3,006,058		FNMA	4.000	12/01/45	3,186
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$24,527,847		FNMA	3.500%	01/01/46	$25,348
44,244,477		FNMA	4.000	01/01/46	46,786
24,791,005		FNMA	3.500	02/01/46	25,604
21,891,897		FNMA	3.500	06/01/46	22,627
4,954,389		FNMA	3.500	08/01/46	5,092
2,052,428		FNMA	4.000	10/01/46	2,163
77,223,526		FNMA	3.000	11/01/46	77,278
85,449,579		FNMA	3.000	12/01/46	85,510
50,368,161		FNMA	3.500	12/01/46	51,771
48,590,939		FNMA	3.500	12/01/46	49,944
58,330,295	h	FNMA	3.000	01/01/47	58,372
143,757,628		FNMA	3.500	01/01/47	147,761
11,470,284		FNMA	3.000	04/01/47	11,478
1,984,259		FNMA	3.000	04/01/47	1,986
166,626,426	h	FNMA	4.000	09/01/47	174,505
1,962,670		FNMA	4.500	09/01/47	2,091
96,383,610		FNMA	4.500	10/01/47	102,667
8,769,326		FNMA	4.000	12/01/47	9,234
33,687,000	h	FNMA	3.500	01/01/48	34,628
4,000,000	h	FNMA	4.500	01/25/48	4,256
4,000,000	h	FNMA	3.000	02/25/48	3,995
8,000,000	h	FNMA	3.500	02/25/48	8,205
5,040		Government National Mortgage Association (GNMA)	8.000	06/15/24	5
20,621		GNMA	8.500	11/20/30	24
33,866		GNMA	8.500	12/20/30	39
14,656,947		GNMA	3.700	10/15/33	15,287
275,678		GNMA	6.000	10/20/36	308
317,174		GNMA	6.000	01/20/37	360
958,028		GNMA	6.000	02/20/37	1,084
689,404		GNMA	5.000	04/15/38	748
328,320		GNMA	6.000	08/20/38	370
606,257		GNMA	6.500	11/20/38	689
65,366		GNMA	4.500	02/20/39	70
294,756		GNMA	2.176	05/16/39	294
2,182,214		GNMA	5.000	06/15/39	2,399
1,477,635		GNMA	5.000	06/15/39	1,624
11,608,527		GNMA	3.700	08/15/40	11,997
92,156		GNMA	4.500	08/20/41	99
329,140		GNMA	4.500	09/20/41	355
71,879		GNMA	4.500	01/20/44	78
89,274		GNMA	4.500	02/20/44	96
138,819		GNMA	4.500	05/20/44	150
992,277		GNMA	4.500	05/20/44	1,069
1,078,630		GNMA	4.500	08/20/44	1,163
1,089,400		GNMA	4.500	09/20/44	1,174
387,456		GNMA	4.500	10/20/44	416
293,879		GNMA	4.500	11/20/44	315
678,435		GNMA	4.500	12/20/44	731
1,031,116		GNMA	4.500	02/20/45	1,111
1,190,357		GNMA	4.500	08/20/45	1,283
1,283,703		GNMA	4.500	08/20/45	1,384
1,200,797		GNMA	4.500	12/20/45	1,295
74,383,762		GNMA	3.500	08/20/47	77,027
10,976,191		GNMA	3.500	11/20/47	11,366
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$33,325,578		GNMA	4.000%	11/20/47	$34,938
153,841,632	h	GNMA	3.000	12/20/47	155,347
106,980,000	h	GNMA	3.500	12/20/47	110,781
8,000,000	h	GNMA	3.500	02/20/48	8,266
		TOTAL MORTGAGE BACKED			2,588,323

MUNICIPAL BONDS - 3.6%
8,045,000		California Housing Finance Agency	1.525	08/01/18	8,042
28,410,000		California State University	3.899	11/01/47	29,880
845,000		City & County of San Francisco CA	3.750	09/01/37	849
2,000,000		City & County of San Francisco CA	4.000	09/01/48	2,041
10,000,000		City of Dallas TX Waterworks & Sewer System Revenue	0.985	10/01/18	9,937
8,725,000		City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,595
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,872
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,700
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,313
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,128
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,047
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,598
20,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	20,653
9,950,000		Commonwealth of Massachusetts	3.277	06/01/46	9,597
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,828
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,465
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,454
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,381
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,371
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,410
3,730,000		County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,742
3,900,000		County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,990
25,000,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	25,327
1,810,000		Health & Educational Facilities Authority of the State of Missouri	3.685	02/15/47	1,852
1,895,000		Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,880
5,265,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,177
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,265
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	973
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,687
2,560,000		Michigan Finance Authority	1.941	11/01/21	2,472
3,000,000		Michigan Finance Authority	2.244	11/01/22	2,899
1,110,000		New Jersey Economic Development Authority	3.800	07/01/22	1,121
5,680,000		New York State Dormitory Authority	3.998	07/01/39	5,865
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,000,000	New York State Dormitory Authority	3.879%	07/01/46	$6,163
8,000,000	Ohio State University	3.798	12/01/46	8,265
3,500,000	Palm Beach County Solid Waste Authority	2.083	10/01/21	3,461
2,625,000	Permanent University Fund	1.730	07/01/18	2,623
4,720,000	Permanent University Fund	1.880	07/01/19	4,702
2,320,000	Permanent University Fund	2.258	07/01/20	2,324
2,160,000	Permanent University Fund	2.408	07/01/21	2,166
2,750,000	Permanent University Fund	2.508	07/01/22	2,749
2,855,000	Permanent University Fund	2.608	07/01/23	2,846
3,250,000	Permanent University Fund	2.708	07/01/24	3,245
2,335,000	Permanent University Fund	2.808	07/01/25	2,325
3,775,000	Permanent University Fund	2.908	07/01/26	3,740
4,000,000	Permanent University Fund	3.008	07/01/27	3,985
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,021
1,700,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,728
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,532
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,026
7,500,000	Port of Morrow OR	1.582	09/01/20	7,364
2,075,000	Port of Morrow OR	1.782	09/01/21	2,032
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	955
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	958
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,191
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,700
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,521
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	665
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	845
11,360,000	San Jose Redevelopment Agency	3.375	08/01/34	11,192
3,060,000	State of Georgia	2.000	07/01/20	3,036
3,215,000	State of Georgia	2.150	07/01/21	3,175
3,465,000	State of Georgia	1.910	02/01/23	3,363
3,905,000	State of Georgia	2.750	07/01/25	3,917
4,100,000	State of Georgia	2.850	07/01/26	4,113
4,305,000	State of Georgia	2.950	07/01/27	4,330
4,520,000	State of Georgia	3.050	07/01/28	4,554
3,245,000	State of Georgia	3.150	07/01/29	3,276
3,200,000	State of Illinois	4.350	06/01/18	3,222
7,500,000	State of Illinois	2.000	06/15/19	7,459
7,160,000	State of Illinois	5.463	02/01/20	7,411
12,500,000	State of Illinois	1.930	06/15/20	12,318
12,500,000	State of Illinois	2.250	06/15/21	12,307
12,500,000	State of Illinois	3.150	06/15/26	12,507
12,500,000	State of Illinois	3.250	06/15/27	12,527
33,185,000	State of Illinois	5.100	06/01/33	33,130
20,000,000	State of Michigan	1.579	11/01/20	19,692
13,000,000	State of Michigan	1.779	11/01/21	12,741
7,000,000	State of Michigan	1.966	11/01/22	6,837
9,900,000	State of Wisconsin	3.154	05/01/27	10,038
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,000,000	University of California	2.570%	05/15/22	$6,005
17,045,000	University of California	3.931	05/15/45	17,699
20,000,000	University of New Mexico	3.532	06/20/32	20,315
500,000	Utah Municipal Power Agency	1.630	07/01/19	495
835,000	Utah Municipal Power Agency	1.823	07/01/20	821
500,000	Utah Municipal Power Agency	2.023	07/01/21	489
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,711
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,477
2,160,000	Virginia Port Authority	4.228	07/01/36	2,178
	TOTAL MUNICIPAL BONDS			496,878

U.S. TREASURY SECURITIES - 13.7%
1,492,000	United States Treasury Bond	5.250	11/15/28	1,892
106,186,000	United States Treasury Bond	5.375	02/15/31	141,033
65,602,000	United States Treasury Bond	4.500	02/15/36	84,396
4,500,000	United States Treasury Bond	4.750	02/15/37	5,991
38,000,000	United States Treasury Bond	3.500	02/15/39	43,363
11,900,000	United States Treasury Bond	3.875	08/15/40	14,324
19,135,000	United States Treasury Bond	4.375	05/15/41	24,733
16,434,000	United States Treasury Bond	3.750	08/15/41	19,456
56,375,000	United States Treasury Bond	3.625	08/15/43	65,729
35,680,000	United States Treasury Bond	3.000	05/15/45	37,430
81,710,000	United States Treasury Bond	2.875	08/15/45	83,705
102,850,000	United States Treasury Bond	2.500	05/15/46	97,725
1,075,000	United States Treasury Bond	3.000	05/15/47	1,129
22,185,000	United States Treasury Bond	2.750	08/15/47	22,188
72,500,000	United States Treasury Bond	2.750	11/15/47	72,537
13,945,000	United States Treasury Note	0.875	03/31/18	13,928
120,000,000	United States Treasury Note	0.875	05/31/18	119,728
32,200,000	United States Treasury Note	0.625	06/30/18	32,067
37,665,000	United States Treasury Note	0.875	07/15/18	37,530
12,100,000	United States Treasury Note	2.250	07/31/18	12,145
12,700,000	United States Treasury Note	0.750	08/31/18	12,622
9,966,900	United States Treasury Note	1.375	09/30/18	9,940
71,675,000	United States Treasury Note	0.750	10/31/18	71,083
1,365,000	United States Treasury Note	1.750	10/31/18	1,365
5,325,000	United States Treasury Note	1.000	11/30/18	5,287
9,115,000	United States Treasury Note	1.250	12/31/18	9,064
10,950,000	United States Treasury Note	1.125	01/31/19	10,866
17,775,000	United States Treasury Note	1.000	03/15/19	17,596
1,100,000	United States Treasury Note	1.250	03/31/19	1,092
1,195,000	United States Treasury Note	0.875	04/15/19	1,180
5,400,000	United States Treasury Note	1.250	04/30/19	5,357
43,115,000	United States Treasury Note	1.250	05/31/19	42,755
50,000,000	United States Treasury Note	1.250	06/30/19	49,553
68,575,000	United States Treasury Note	1.375	07/31/19	68,052
48,700,000	United States Treasury Note	1.250	08/31/19	48,199
2,175,000	United States Treasury Note	1.500	10/31/19	2,160
10,630,000	United States Treasury Note	1.750	11/30/19	10,602
2,250,000	United States Treasury Note	1.375	02/15/20	2,225
4,790,000	United States Treasury Note	1.625	03/15/20	4,760
25,000,000	United States Treasury Note	1.500	05/15/20	24,758
21,800,000	United States Treasury Note	1.625	07/31/20	21,630
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$51,565,000		United States Treasury Note		1.500%	08/15/20	$50,990
40,110,000		United States Treasury Note		1.375	09/15/20	39,534
21,715,000		United States Treasury Note		1.750	11/15/20	21,588
3,000,000		United States Treasury Note		1.750	12/31/20	2,979
750,000		United States Treasury Note		1.375	01/31/21	736
825,000		United States Treasury Note		2.125	01/31/21	828
12,589,300		United States Treasury Note		1.125	02/28/21	12,242
12,720,000		United States Treasury Note		2.000	02/28/21	12,712
18,635,000		United States Treasury Note		1.375	04/30/21	18,230
3,240,000		United States Treasury Note		2.250	04/30/21	3,261
1,040,000		United States Treasury Note		1.375	05/31/21	1,016
16,465,000		United States Treasury Note		2.000	05/31/21	16,436
1,730,000		United States Treasury Note		2.125	06/30/21	1,733
11,825,000		United States Treasury Note		2.000	08/31/21	11,785
83,872,000		United States Treasury Note		8.000	11/15/21	102,177
21,575,000		United States Treasury Note		1.875	01/31/22	21,349
17,575,000		United States Treasury Note		1.750	02/28/22	17,305
1,710,000		United States Treasury Note		1.750	03/31/22	1,682
1,600,000		United States Treasury Note		1.875	03/31/22	1,582
8,000,000		United States Treasury Note		1.750	04/30/22	7,861
4,565,000		United States Treasury Note		2.125	06/30/22	4,556
23,000,000		United States Treasury Note		2.000	07/31/22	22,822
7,910,000		United States Treasury Note		1.875	08/31/22	7,798
26,465,000		United States Treasury Note		1.750	09/30/22	25,931
1,442,000		United States Treasury Note		2.000	11/30/22	1,429
500,000		United States Treasury Note		1.750	01/31/23	489
1,875,000		United States Treasury Note		1.625	04/30/23	1,817
510,000		United States Treasury Note		1.375	06/30/23	487
500,000		United States Treasury Note		1.250	07/31/23	474
12,895,000		United States Treasury Note		2.250	12/31/23	12,869
8,800,000		United States Treasury Note		2.125	02/29/24	8,711
1,125,000		United States Treasury Note		2.125	07/31/24	1,111
100,000,000		United States Treasury Note		2.125	11/30/24	98,664
10,070,000		United States Treasury Note		2.250	11/15/27	9,925
		TOTAL U.S. TREASURY SECURITIES				1,894,284

		TOTAL GOVERNMENT BONDS				5,925,109
		(Cost $5,898,294)

STRUCTURED ASSETS - 20.0%

ASSET BACKED - 9.5%
256,399	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.287	08/25/35	257
		Series - 2005 HE5 (Class M2)
11,450,000		Ally Auto Receivables Trust		2.100	03/15/22	11,401
		Series - 2017 2 (Class A4)
24,500,000		American Express Credit Account Master Trust		2.350	05/15/25	24,419
		Series - 2017 7 (Class A)
55,176		AmeriCredit Automobile Receivables Trust		2.720	09/09/19	55
		Series - 2013 4 (Class C)
1,550,000		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	1,554
		Series - 2015 2 (Class C)
3,500,000		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	3,484
		Series - 2016 3 (Class A3)
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,250,000		AmeriCredit Automobile Receivables Trust	1.530%	07/08/21	$5,216
		Series - 2016 4 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,983
		Series - 2015 3 (Class D)
10,500,000		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	10,466
		Series - 2017 1 (Class A3)
15,000,000		AmeriCredit Automobile Receivables Trust	1.900	03/18/22	14,901
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,451
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO 7 Ltd	3.300	10/15/27	3,481
		Series - 2015 7A (Class B2R)
74,236	†,g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
5,000,000	g,i	Aventura Mall Trust	3.743	12/05/32	5,048
		Series - 2013 AVM (Class E)
1,000,000	g,i	Aventura Mall Trust	3.743	12/05/32	1,018
		Series - 2013 AVM (Class C)
13,500,000	g,i	Aventura Mall Trust	3.743	12/05/32	13,799
		Series - 2013 AVM (Class B)
2,701,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	2,697
		Series - 2013 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	12,088
		Series - 2017 1A (Class A)
17,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	16,997
		Series - 2017 2A (Class A)
3,850,000	g	BBCMS Trust	3.821	09/05/32	3,927
		Series - 2013 TYSN (Class C)
2,500,000	g	Bowman Park CLO Ltd	3.545	11/23/25	2,500
		Series - 2014 1A (Class B2R)
622,224		Capital Auto Receivables Asset Trust	1.620	03/20/19	622
		Series - 2015 4 (Class A2)
3,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	3,477
		Series - 2016 2 (Class A4)
5,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	5,212
		Series - 2016 3 (Class A4)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	8,019
		Series - 2014 1A (Class A)
6,953,333	g	Capital Automotive REIT	3.870	04/15/47	7,050
		Series - 2017 1A (Class A1)
29,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	29,020
		Series - 2017 A3 (Class A3)
29,500,000		Capital One Multi-Asset Execution Trust	2.290	07/15/25	29,291
		Series - 2017 A6 (Class A6)
3,000,000		CarMax Auto Owner Trust	1.680	09/15/21	2,964
		Series - 2016 2 (Class A4)
3,000,000		CarMax Auto Owner Trust	1.600	01/18/22	2,951
		Series - 2016 3 (Class A4)
5,500,000		CarMax Auto Owner Trust	1.970	04/15/22	5,469
		Series - 2017 3 (Class A3)
4,850,000		CarMax Auto Owner Trust	2.250	09/15/22	4,829
		Series - 2017 2 (Class A4)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,100,000		CarMax Auto Owner Trust	2.330%	05/15/23	$4,074
		Series - 2017 4 (Class A4)
2,500,000	g	Cent CLO 21 Ltd	3.500	07/27/26	2,504
		Series - 2014 21A (Class A2BR)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	407
		Series - 2004 2 (Class 1M2)
585,880	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	597
		Series - 2002 1 (Class AF6)
5,500,000		CNH Equipment Trust	1.630	08/15/21	5,472
		Series - 2016 B (Class A3)
7,000,000		CNH Equipment Trust	1.440	12/15/21	6,929
		Series - 2016 C (Class A3)
12,000,000		CNH Equipment Trust	2.170	04/17/23	11,897
		Series - 2017 B (Class A4)
12,500,000		CNH Equipment Trust	2.480	02/15/24	12,538
		Series - 2017 A (Class A4)
39,990,000		CNH Equipment Trust	2.360	11/15/24	39,773
		Series - 2017 C (Class A4)
5,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	5,227
		Series - 2016 BA (Class A3)
19,936,250	g	DB Master Finance LLC	3.980	02/20/45	20,349
		Series - 2015 1A (Class A2II)
18,000,000	g	DB Master Finance LLC	3.629	11/20/47	18,117
		Series - 2017 1A (Class A2I)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	4,999
		Series - 2017 A2 (Class A2)
16,745,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	16,803
		Series - 2015 1A (Class A2I)
2,462,500	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,516
		Series - 2015 1A (Class A2II)
64,837,500	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	64,126
		Series - 2017 1A (Class A2II)
6,467,500	g	FOCUS Brands Funding LLC	3.857	04/30/47	6,542
		Series - 2017 1A (Class A2I)
11,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	10,979
		Series - 2017 A (Class A3)
18,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	17,960
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	17,464
		Series - 2015 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,488
		Series - 2016 1 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	16,260
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	12,006
		Series - 2017 1 (Class A)
27,050,000	g	Ford Credit Auto Owner Trust	2.360	03/15/29	26,801
		Series - 2017 2 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust	2.070	05/15/22	3,482
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,007
		Series - 2015 5 (Class A)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$7,500,000		Ford Credit Floorplan Master Owner Trust		2.160%	09/15/22	$7,470
		Series - 2017 2 (Class A1)
7,000,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	6,960
		Series - 2017 3 (Class A)
2,250,000	g,i	FREMF Mortgage Trust		4.019	03/25/49	2,316
		Series - 2016 K53 (Class B)
4,000,000		GM Financial Automobile Leasing Trust		2.060	05/20/20	3,996
		Series - 2017 1 (Class A3)
4,000,000		GM Financial Automobile Leasing Trust		2.020	09/21/20	3,988
		Series - 2017 2 (Class A3)
6,250,000		GM Financial Automobile Leasing Trust		2.010	11/20/20	6,227
		Series - 2017 3 (Class A3)
6,000,000	g	GM Financial Consumer Automobile Receivables Trust		2.130	03/16/23	5,962
		Series - 2017 3A (Class A4)
7,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	6,945
		Series - 2017 2 (Class A1)
3,500,000	g	GMF Floorplan Owner Revolving Trust		1.960	05/17/21	3,490
		Series - 2016 1 (Class A1)
955,266	g	HERO Funding Trust		3.280	09/20/48	951
		Series - 2017 2A (Class A1)
1,910,532	g	HERO Funding Trust		4.070	09/20/48	1,948
		Series - 2017 2A (Class A2)
5,705,000	g	Hertz Vehicle Financing LLC		1.830	08/25/19	5,697
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	4,983
		Series - 2016 1A (Class A)
11,875,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	11,818
		Series - 2016 3A (Class A)
10,049,918	g	Hilton Grand Vacations Trust		2.660	12/26/28	9,978
		Series - 2017 AA (Class A)
5,862,452	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	5,823
		Series - 2017 AA (Class B)
10,000,000	g	Hyundai Auto Lease Securitization Trust		2.120	02/16/21	9,972
		Series - 2017 C (Class A3)
7,000,000	g	Hyundai Auto Lease Securitization Trust		2.210	09/15/21	6,986
		Series - 2017 C (Class A4)
1,108,879	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	2.312	02/25/34	1,097
		Series - 2005 A (Class A3)
9,803,669	g	JG Wentworth XXII LLC		3.820	12/15/48	10,137
		Series - 2010 3A (Class A)
4,000,000		John Deere Owner Trust		2.110	12/15/23	3,987
		Series - 2017 A (Class A4)
20,000,000		John Deere Owner Trust		2.110	07/15/24	19,814
		Series - 2017 B (Class A4)
1,518,747	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.802	02/25/36	1,516
		Series - 2006 1 (Class 1A1)
4,582,381	i	Lehman XS Trust		6.500	06/25/46	3,861
		Series - 2006 13 (Class 2A1)
5,000,000	g	Madison Park Funding XIII Ltd		3.300	01/19/25	5,004
		Series - 2014 13A (Class B2R)
4,716,814	g	MVW Owner Trust		2.520	12/20/32	4,693
		Series - 2015 1A (Class A)
11,266,369	g	MVW Owner Trust		2.420	12/20/34	11,164
		Series - 2017 1A (Class A)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$7,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	LIBOR 1 M + 1.350%	2.902%	09/27/21	$7,041
		Series - 2016 1 (Class A)
24,252,891	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	24,972
		Series - 2017 1A (Class A1)
9,000,000		Nissan Auto Lease Trust		2.050	09/15/20	8,979
		Series - 2017 B (Class A3)
3,500,000	g	OHA Loan Funding LLC		3.600	10/20/26	3,508
		Series - 2014 1A (Class B2R)
454,162	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	454
		Series - 2016 1A (Class A)
8,840,000	g	Palisades Center Trust		3.357	04/13/33	8,814
		Series - 2016 PLSD (Class B)
17,822	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	2.208	08/25/33	17
		Series - 2003 2 (Class A)
638,961	i	Residential Funding Mortgage Securities II, Inc		5.950	08/25/34	644
		Series - 2005 HI1 (Class A5)
408,195	i	Residential Funding Mortgage Securities II, Inc		6.510	02/25/36	410
		Series - 2006 HI1 (Class M1)
218,298	i	Residential Funding Mortgage Securities II, Inc		6.560	02/25/36	229
		Series - 2006 HI1 (Class M2)
3,164,174		Santander Drive Auto Receivables Trust		2.420	04/15/19	3,165
		Series - 2013 3 (Class D)
5,325,000		Santander Drive Auto Receivables Trust		2.910	04/15/20	5,346
		Series - 2014 1 (Class D)
2,700,707		Santander Drive Auto Receivables Trust		1.560	05/15/20	2,699
		Series - 2016 2 (Class A3)
266,990		Santander Drive Auto Receivables Trust		1.960	05/15/20	267
		Series - 2015 5 (Class B)
2,977,835		Santander Drive Auto Receivables Trust		2.130	08/17/20	2,979
		Series - 2014 3 (Class C)
9,000,000		Santander Drive Auto Receivables Trust		1.770	09/15/20	8,985
		Series - 2017 1 (Class A3)
3,500,000		Santander Drive Auto Receivables Trust		1.870	12/15/20	3,498
		Series - 2017 2 (Class A3)
5,000,000		Santander Drive Auto Receivables Trust		1.870	06/15/21	4,979
		Series - 2017 3 (Class A3)
600,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	603
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	5,973
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	8,040
		Series - 2017 1 (Class D)
12,500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	12,445
		Series - 2017 A (Class A4)
120,380	g	Sierra Receivables Funding Co LLC		1.590	11/20/29	120
		Series - 2013 1A (Class A)
2,848,598	g	Sierra Receivables Funding Co LLC		2.700	10/20/30	2,846
		Series - 2013 3A (Class B)
3,799,842	g,i	Sierra Receivables Funding Co LLC		2.050	06/20/31	3,792
		Series - 2014 2A (Class A)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,101,677	g,i	Sierra Receivables Funding Co LLC	2.400%	06/20/31	$1,098
		Series - 2014 2A (Class B)
3,375,612	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	3,363
		Series - 2015 1A (Class A)
20,284,826	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	20,307
		Series - 2017 1A (Class A)
756,806	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	754
		Series - 2017 1A (Class B)
4,214,464	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	4,208
		Series - 2015 3A (Class A)
765,598	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	763
		Series - 2015 3A (Class B)
2,848,327	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	2,858
		Series - 2016 1A (Class A)
8,319,205	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	8,256
		Series - 2016 2A (Class A)
1,482,849	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	1,474
		Series - 2016 2A (Class B)
6,551,317	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	6,514
		Series - 2016 3A (Class A)
3,882,262	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	3,807
		Series - 2016 3A (Class B)
9,568,185	g	SLM Student Loan Trust	3.740	02/15/29	9,692
		Series - 2011 B (Class A2)
6,716,310	g	SMB Private Education Loan Trust	2.490	06/15/27	6,702
		Series - 2015 A (Class A2A)
10,755,909	g	SMB Private Education Loan Trust	2.750	07/15/27	10,772
		Series - 2015 C (Class A2A)
13,703,000	g	SMB Private Education Loan Trust	2.430	02/17/32	13,468
		Series - 2016 B (Class A2A)
16,020,000	g	SMB Private Education Loan Trust	2.880	09/15/34	16,046
		Series - 2017 A (Class A2A)
15,250,000	g	SMB Private Education Loan Trust	2.820	10/15/35	15,190
		Series - 2017 B (Class A2A)
3,485,921	g	SoFi Professional Loan Program LLC	1.530	04/25/33	3,474
		Series - 2016 D (Class A2A)
16,220,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	15,954
		Series - 2016 D (Class A2B)
15,150,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	14,998
		Series - 2016 E (Class A2B)
3,624,977	g	SoFi Professional Loan Program LLC	2.760	12/26/36	3,621
		Series - 2016 A (Class A2)
2,003,617	g	SoFi Professional Loan Program LLC	1.550	03/26/40	1,994
		Series - 2017 A (Class A2A)
4,925,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	4,848
		Series - 2017 A (Class A2B)
17,286,933	g	SoFi Professional Loan Program LLC	1.830	05/25/40	17,239
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC	2.740	05/25/40	13,010
		Series - 2017 B (Class A2FX)
4,000,000	g	SoFi Professional Loan Program LLC	2.630	07/25/40	3,974
		Series - 2017 C (Class A2B)
7,500,000	g	SoFi Professional Loan Program LLC	2.720	11/26/40	7,462
		Series - 2017 E (Class A2B)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$13,500,000	g	SoFi Professional Loan Program LLC		2.840%	01/25/41	$13,516
		Series - 2017 F (Class A2FX)
3,659,468	g	SolarCity LMC		4.590	04/20/44	3,728
		Series - 2014 1 (Class A)
40,569,592	g	SpringCastle America Funding LLC		3.050	04/25/29	40,821
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,974
		Series - 2016 AA (Class B)
14,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	13,994
		Series - 2017 2 (Class A)
13,084,375	g	Taco Bell Funding LLC		3.832	05/25/46	13,262
		Series - 2016 1A (Class A2I)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,713
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,041
		Series - 2017 C4 (Class ASB)
5,304,000	g	Verizon Owner Trust		1.680	05/20/21	5,268
		Series - 2016 2A (Class A)
3,000,000	g	Verizon Owner Trust		2.060	09/20/21	2,992
		Series - 2017 1A (Class A)
25,000,000	g	Verizon Owner Trust		1.920	12/20/21	24,833
		Series - 2017 2A (Class A)
1,890,000	g	Vornado DP LLC		5.280	09/13/28	2,006
		Series - 2010 VNO (Class C)
450,215	†,g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	446
		Series - 2006 N1 (Class N1)
450,307	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	1.912	05/25/35	448
		Series - 2005 SD1 (Class A)
34,212,500	g	Wendys Funding LLC		3.371	06/15/45	34,304
		Series - 2015 1A (Class A2I)
30,000,000	g,h	Wendys Funding LLC		3.573	03/15/48	29,991
		Series - 2018 1A (Class A2I)
5,000,000	g,h	Wendys Funding LLC		3.884	03/15/48	5,004
		Series - 2018 1A (Class A2II)
3,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	2,946
		Series - 2016 A (Class A)
3,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	2,987
		Series - 2017 A (Class A4)
9,000,000		World Omni Auto Receivables Trust		2.250	10/16/23	8,956
		Series - 2017 B (Class A4)
5,932,000		World Omni Automobile Lease Securitization Trust		1.610	01/15/22	5,894
		Series - 2016 A (Class A4)
7,000,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	7,077
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED				1,322,598

OTHER MORTGAGE BACKED - 10.5%
3,578,188	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	3,625
		Series - 2007 1 (Class AM)
4,958,006	i	Banc of America Commercial Mortgage Trust		5.482	01/15/49	5,023
		Series - 2007 1 (Class AMFX)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$12,000,000		Banc of America Commercial Mortgage Trust	3.019%	07/15/49	$12,025
		Series - 2016 UB10 (Class ASB)
1,160,000	g,i	Banc of America Commercial Mortgage Trust	5.859	02/10/51	1,165
		Series - 2007 4 (Class E)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.944	02/10/51	5,094
		Series - 2007 5 (Class AJ)
3,065,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	3,078
		Series - 2007 4 (Class D)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.038	02/10/51	1,996
		Series - 2007 5 (Class B)
15,000,000		BANK	3.419	05/15/50	15,394
		Series - 2017 BNK4 (Class ASB)
5,500,000		BANK	3.314	11/15/50	5,615
		Series - 2017 BNK8 (Class ASB)
15,000,000		BBCMS MORTGAGE TRUST	3.488	02/15/50	15,368
		Series - 2017 C1 (Class ASB)
12,500,000	g	BB-UBS Trust	3.430	11/05/36	12,665
		Series - 2012 SHOW (Class A)
119,489	i	Bear Stearns Commercial Mortgage Securities Trust	5.703	06/11/50	120
		Series - 2007 PW17 (Class AJ)
7,698,000	i	CCUBS Commercial Mortgage Trust	3.462	11/15/50	7,901
		Series - 2017 C1 (Class ASB)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,445
		Series - 2016 CD1 (Class ASB)
12,500,000		CD Mortgage Trust	2.926	08/10/49	12,103
		Series - 2016 CD1 (Class AM)
10,000,000		CD Mortgage Trust	3.220	08/15/50	10,159
		Series - 2017 CD5 (Class AAB)
5,000,000		CD Mortgage Trust	3.332	11/13/50	5,127
		Series - 2017 CD6 (Class ASB)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,043
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,082
		Series - 2015 SMRT (Class D)
5,000,000		CGMS Commercial Mortgage Trust	3.243	08/15/50	5,074
		Series - 2017 B1 (Class AAB)
5,065,068		CHL Mortgage Pass-Through Trust	3.513	02/20/35	5,117
		Series - 2004 HYB9 (Class 1A1)
3,000,000	g	Citigroup Commercial Mortgage Trust	2.228	09/10/31	2,943
		Series - 2016 SMPL (Class A)
2,500,000	g	Citigroup Commercial Mortgage Trust	2.576	09/10/31	2,437
		Series - 2016 SMPL (Class B)
3,433,097		Citigroup Commercial Mortgage Trust	1.506	05/10/49	3,394
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,545
		Series - 2016 C1 (Class AAB)
10,000,000		Citigroup Commercial Mortgage Trust	3.268	09/15/50	10,176
		Series - 2017 P8 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust	3.764	10/12/50	6,948
		Series - 2017 C4 (Class AS)
9,847,857	i	COBALT CMBS Commercial Mortgage Trust	5.839	05/15/46	10,010
		Series - 2007 C3 (Class AJ)
15,000,000	g	COMM Mortgage Trust	3.244	10/10/29	15,130
		Series - 2017 PANW (Class A)
6,545,000	g	COMM Mortgage Trust	4.353	08/10/30	7,011
		Series - 2013 300P (Class A1)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$509,327		COMM Mortgage Trust		1.399%	02/10/48	$506
		Series - 2015 LC19 (Class A1)
16,702,470		COMM Mortgage Trust		3.183	02/10/48	16,896
		Series - 2015 LC19 (Class A4)
14,500,000		COMM Mortgage Trust		3.421	07/10/48	14,933
		Series - 2015 LC21 (Class ASB)
3,042,439		COMM Mortgage Trust		1.667	07/10/50	3,035
		Series - 2015 PC1 (Class A1)
10,000,000		COMM Mortgage Trust		3.317	09/10/50	10,245
		Series - 2017 COR2 (Class ASB)
5,701,467	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	3.702	09/25/28	5,758
		Series - 2016 C02 (Class 1M1)
8,412,436	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	2.902	01/25/29	8,464
		Series - 2016 C05 (Class 2M1)
33,723,305	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.002	01/25/29	34,051
		Series - 2016 C04 (Class 1M1)
17,024,244	i	Connecticut Avenue Securities	LIBOR 1 M + 2.630%	2.852	04/25/29	17,219
		Series - 2016 C06 (Class 1M1)
13,166,912	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	13,302
		Series - 2017 C01 (Class 1M1)
13,502,489	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.502	10/25/29	13,610
		Series - 2017 C03 (Class 1M1)
4,161,150	i	Connecticut Avenue Securities	LIBOR 1 M + 0.550%	2.102	01/25/30	4,166
		Series - 2017 C05 (Class 1M1)
6,144,500	g,i	Credit Suisse Commercial Mortgage Trust		5.751	01/15/49	6,256
		Series - 2007 C2 (Class B)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	5,958
		Series - 2007 C2 (Class C)
11,500,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	12,023
		Series - 2006 OMA (Class D)
5,500,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	5,595
		Series - 2016 C7 (Class ASB)
2,000,000		CSAIL Commercial Mortgage Trust		3.505	04/15/50	2,059
		Series - 2015 C1 (Class A4)
14,580,000		CSAIL Commercial Mortgage Trust		3.186	06/15/50	14,772
		Series - 2017 C8 (Class ASB)
56,434,722	i	CSAIL Commercial Mortgage Trust		0.904	09/15/50	2,902
		Series - 2017 CX9 (Class XA)
9,000,000		CSAIL Commercial Mortgage Trust		3.357	09/15/50	9,194
		Series - 2017 CX9 (Class A3)
5,000,000		CSAIL Commercial Mortgage Trust		3.398	11/15/50	5,121
		Series - 2017 CX10 (Class A3)
9,470,594		CSAIL Commercial Mortgage Trust		1.454	06/15/57	9,400
		Series - 2015 C2 (Class A1)
7,400,000	g,i	CSMC Trust		3.728	11/10/32	7,573
		Series - 2017 CALI (Class B)
11,000,000		DBJPM Mortgage Trust		2.756	09/10/49	10,893
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,084
		Series - 2017 C6 (Class ASB)
11,000,000	g	DBUBS Mortgage Trust		3.452	10/10/34	11,235
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.530	10/10/34	15,671
		Series - 2017 BRBK (Class B)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$5,135,822	g	DBUBS Mortgage Trust		4.452%	05/10/44	$5,355
		Series - 2011 LC3A (Class PM1)
44,000,000	g	DBUBS Mortgage Trust		4.537	07/10/44	46,336
		Series - 2011 LC2A (Class A4)
3,000,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,179
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.542	07/10/44	5,342
		Series - 2011 LC2A (Class C)
2,636,136	g,i	DBUBS Mortgage Trust	LIBOR 1 M + 1.350%	2.794	07/12/44	2,638
		Series - 2011 LC2A (Class A3FL)
2,084,000	g,i	DBUBS Mortgage Trust		5.340	08/10/44	2,227
		Series - 2011 LC3A (Class B)
9,800,000	g,i	DBUBS Mortgage Trust		5.340	08/10/44	10,565
		Series - 2011 LC3A (Class AM)
5,525,000	g,i	DBUBS Mortgage Trust		5.698	11/10/46	5,919
		Series - 2011 LC1A (Class C)
4,879,693	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates		5.401	12/13/28	5,232
		Series - 2006 4TS (Class A)
9,929,135	i	GE Commercial Mortgage Corp		5.606	12/10/49	10,050
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,704
		Series - 2004 C3 (Class C)
21,180,000	g	GRACE Mortgage Trust		3.369	06/10/28	21,722
		Series - 2014 GRCE (Class A)
5,000,000	g	GRACE Mortgage Trust		3.520	06/10/28	5,072
		Series - 2014 GRCE (Class B)
4,131,240	i	Greenwich Capital Commercial Funding Corp		5.767	07/10/38	4,156
		Series - 2006 GG7 (Class AM)
3,000,000	g	GS Mortgage Securities Corp II		2.933	06/05/31	3,025
		Series - 2012 SHOP (Class A)
7,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	7,592
		Series - 2017 SLP (Class A)
15,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	16,437
		Series - 2012 ALOH (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II		5.183	12/10/43	6,257
		Series - 2010 C2 (Class B)
5,000,000		GS Mortgage Securities Corp II		3.313	11/10/50	5,127
		Series - 2017 GS8 (Class AAB)
10,000,000		GS Mortgage Securities Trust		2.777	10/10/49	9,941
		Series - 2016 GS3 (Class AAB)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,209
		Series - 2017 GS6 (Class AAB)
35,000,000		GS Mortgage Securities Trust		3.167	08/10/50	34,928
		Series - 2017 GS7 (Class A3)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	5,856
		Series - 2016 10HY (Class A)
7,250,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	6,929
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,416
		Series - 2016 10HY (Class B)
910,244	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.212	03/25/35	872
		Series - 2004 11 (Class 2A1)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,850,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.717%	02/15/46	$27,251
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	11,491
		Series - 2011 C3 (Class C)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.631	02/15/46	1,978
		Series - 2011 C3 (Class E)
1,294,636	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.106	07/15/46	1,299
		Series - 2011 C4 (Class A3)
17,250,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.388	07/15/46	18,116
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.801	07/15/46	15,781
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.397	07/15/46	6,846
		Series - 2011 C4 (Class C)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	6,922
		Series - 2016 JP2 (Class ASB)
2,324,596	g,i	JP Morgan Mortgage Trust	2.690	06/25/46	2,320
		Series - 2016 2 (Class A1)
2,193,193	g	JP Morgan Mortgage Trust	2.864	06/25/46	2,192
		Series - 2016 2 (Class 2A1)
2,670,000		JPMBB Commercial Mortgage Securities Trust	4.420	11/15/45	2,837
		Series - 2013 C15 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.458	09/15/47	2,101
		Series - 2014 C23 (Class B)
63,091,978	i	JPMCC Commercial Mortgage Securities Trust	1.328	07/15/50	4,817
		Series - 2017 JP6 (Class XA)
8,725,000		JPMCC Commercial Mortgage Securities Trust	3.241	09/15/50	8,854
		Series - 2017 JP7 (Class ASB)
6,148,000		JPMDB Commercial Mortgage Securities Trust	3.492	03/15/50	6,334
		Series - 2017 C5 (Class ASB)
17,751,158	i	JPMDB Commercial Mortgage Securities Trust	0.919	10/15/50	1,183
		Series - 2017 C7 (Class XA)
12,404,000		JPMDB Commercial Mortgage Securities Trust	3.242	10/15/50	12,588
		Series - 2017 C7 (Class ASB)
857,838	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	858
		Series - 2007 C1 (Class D)
1,905,533	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,905
		Series - 2007 C6 (Class AMFL)
197,806	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	198
		Series - 2007 C6 (Class AM)
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$15,000,000	g	LCCM		3.357%	07/12/50	$15,242
		Series - 2017 LC26 (Class ASB)
10,136,050	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.042	07/25/47	10,155
		Series - 2015 A (Class A)
2,209,722	g,i	Merrill Lynch Mortgage Trust		6.448	02/12/51	2,207
		Series - 0 C1 (Class AJAF)
5,880,000	g,i	Merrill Lynch Mortgage Trust		6.448	02/12/51	5,861
		Series - 2008 C1 (Class C)
16,635,814	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	16,823
		Series - 2007 6 (Class AM)
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust		2.469	02/15/46	3,203
		Series - 2013 C7 (Class AAB)
4,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.194	10/15/47	4,560
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605	02/15/48	1,613
		Series - 2015 C20 (Class AS)
1,424,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	1,458
		Series - 2015 C21 (Class AS)
12,400,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	12,388
		Series - 2013 WLSR (Class A)
2,550,000	g	Morgan Stanley Capital I Trust		4.012	09/09/32	2,659
		Series - 2014 150E (Class AS)
3,500,000	g	Morgan Stanley Capital I Trust		4.264	09/09/32	3,681
		Series - 2014 150E (Class B)
5,100,565	i	Morgan Stanley Capital I Trust		5.389	11/12/41	5,104
		Series - 2006 HQ10 (Class AJ)
3,450,000	g,i	Morgan Stanley Capital I Trust		5.426	09/15/47	3,634
		Series - 2011 C1 (Class D)
12,121,000	g,i	Morgan Stanley Capital I Trust		5.995	06/11/49	12,066
		Series - 2007 IQ15 (Class B)
6,481,785	i	Morgan Stanley Capital I Trust		5.995	06/11/49	6,492
		Series - 2007 IQ15 (Class AJ)
171,208	i	Morgan Stanley Capital I Trust		6.123	12/12/49	171
		Series - 2007 IQ16 (Class AMA)
7,107,359	i	Morgan Stanley Capital I Trust		6.169	12/12/49	6,397
		Series - 2007 IQ16 (Class AJ)
11,635,512	i	Morgan Stanley Capital I Trust		6.169	12/12/49	10,472
		Series - 2007 IQ16 (Class AJFX)
21,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	21,542
		Series - 2017 H1 (Class ASB)
209,549		Morgan Stanley Capital I Trust		4.770	07/15/56	209
		Series - 0 IQ9 (Class AJ)
12,500,000	g,i	MSDB Trust		3.316	07/11/39	12,646
		Series - 2017 712F (Class A)
5,000,000	g	MSSG Trust		3.690	09/13/39	5,056
		Series - 2017 237P (Class B)
25,000,000	g	Prima Capital CRE Securitization Ltd		4.000	08/24/49	24,950
		Series - 2015 4A (Class C)
5,000,000	g	Queens Center Mortgage Trust		3.376	01/11/37	5,021
		Series - 2013 QCA (Class B)
5,000,000	g	RBS Commercial Funding, Inc Trust		3.260	03/11/31	5,002
		Series - 2013 SMV (Class A)
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$6,962,386	g,i	Sequoia Mortgage Trust		3.500%	03/25/47	$7,061
		Series - 2017 2 (Class A4)
10,649,916	g,i	Sequoia Mortgage Trust		3.500	03/25/47	10,898
		Series - 2017 2 (Class A1)
12,300,247	g,i	Sequoia Mortgage Trust		3.500	04/25/47	12,466
		Series - 2017 3 (Class A4)
4,576,271	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,641
		Series - 2017 5 (Class A4)
3,815,974	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	09/25/24	3,937
		Series - 2014 HQ2 (Class M2)
15,754,326	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	3.502	05/25/25	16,119
		Series - 2015 HQ2 (Class M2)
3,266,415	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	3.002	07/25/28	3,273
		Series - 2016 DNA1 (Class M1)
1,711,780	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	10/25/28	1,736
		Series - 2016 DNA2 (Class M2)
5,328,439	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.652	12/25/28	5,336
		Series - 2016 DNA3 (Class M1)
4,983,166	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.352	03/25/29	4,993
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	2.852	03/25/29	2,791
		Series - 2016 DNA4 (Class M2)
9,617,336	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	2.752	07/25/29	9,728
		Series - 2017 DNA1 (Class M1)
42,379,430	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.302	03/25/30	42,543
		Series - 2017 DNA3 (Class M1)
12,736,256	g,i	VOLT LXII LLC		3.125	09/25/47	12,728
		Series - 2017 NPL9 (Class A1)
2,406,149	g	VSE VOI Mortgage LLC		2.540	07/20/33	2,384
		Series - 2016 A (Class A)
2,926,249	g	VSE VOI Mortgage LLC		2.740	07/20/33	2,891
		Series - 2016 A (Class B)
9,371,336	g	VSE VOI Mortgage LLC		2.330	03/20/35	9,239
		Series - 2017 A (Class A)
1,730,692	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	1,738
		Series - 2006 C27 (Class AJ)
6,615,556	i	Wachovia Bank Commercial Mortgage Trust		6.084	05/15/46	6,784
		Series - 2007 C34 (Class AJ)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,411
		Series - 2007 C34 (Class B)
4,535,230	†,i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	4,605
		Series - 2007 C31 (Class AJ)
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$5,307,770	i	Wachovia Bank Commercial Mortgage Trust		5.783%	06/15/49	$5,361
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust		5.783	06/15/49	1,675
		Series - 2007 C32 (Class B)
17,536,944	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	17,512
		Series - 2007 C33 (Class AM)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,222
		Series - 2012 LC5 (Class AS)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.290	05/15/48	7,639
		Series - 2015 C28 (Class A3)
3,051,199		Wells Fargo Commercial Mortgage Trust		1.392	07/15/48	3,011
		Series - 2016 C35 (Class A1)
10,000,000		Wells Fargo Commercial Mortgage Trust		2.788	07/15/48	9,937
		Series - 2016 C35 (Class ASB)
761,930		Wells Fargo Commercial Mortgage Trust		1.321	08/15/49	746
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.514	08/15/49	14,706
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	14,923
		Series - 2016 LC24 (Class ASB)
8,389,000		Wells Fargo Commercial Mortgage Trust		2.827	11/15/49	8,348
		Series - 2016 NXS6 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.446	03/15/50	7,706
		Series - 2017 RB1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		3.261	07/15/50	15,237
		Series - 2017 C38 (Class ASB)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.212	09/15/50	10,129
		Series - 2017 C39 (Class ASB)
7,250,000		Wells Fargo Commercial Mortgage Trust		3.185	03/15/59	7,364
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust		3.749	03/15/59	6,129
		Series - 2016 C33 (Class AS)
1,250,000		Wells Fargo Commercial Mortgage Trust		2.933	11/15/59	1,249
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust		5.276	11/15/43	4,983
		Series - 2010 C1 (Class B)
7,423,810	g,i	WFCG Commercial Mortgage Trust	LIBOR 1 M + 1.122%	2.599	11/15/29	7,424
		Series - 2015 BXRP (Class A)
55,000,000	g,i	WFRBS Commercial Mortgage Trust		4.902	06/15/44	58,780
		Series - 2011 C4 (Class A4)
4,000,000	i	WFRBS Commercial Mortgage Trust		4.079	03/15/46	4,255
		Series - 2013 UBS1 (Class A4)
		TOTAL OTHER MORTGAGE BACKED				1,447,941

		TOTAL STRUCTURED ASSETS				2,770,539
		(Cost $2,787,539)

		TOTAL BONDS				13,395,214
		(Cost $13,294,299)
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

SHARES			COMPANY			VALUE (000)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
	470,597	*	Federal Home Loan Mortgage Corp			$4,047
	1,527,061	*	Federal National Mortgage Association (FNMA)			13,438
			TOTAL BANKS			17,485
			TOTAL PREFERRED STOCKS			17,485
			(Cost $49,941)

PRINCIPAL			ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 0.2%
	$20,290,000		Federal Home Loan Bank (FHLB)	1.080%	01/08/18	20,285
			TOTAL GOVERNMENT AGENCY DEBT			20,285

TREASURY DEBT - 1.8%
NGN	550,000,000	j	Nigeria Treasury Bill	0.000	08/02/18	1,398
	$49,370,000		United States Treasury Bill	1.176-1.211	01/04/18	49,367
	85,300,000		United States Treasury Bill	1.136-1.168	01/11/18	85,275
	105,000,000		United States Treasury Bill	1.121-1.193	01/18/18	104,942
	9,675,000		United States Treasury Bill	1.166	01/25/18	9,667
			TOTAL TREASURY DEBT			250,649
			TOTAL SHORT-TERM INVESTMENTS			270,934
			(Cost $270,881)

			TOTAL INVESTMENTS - 99.2%			13,722,287
			(Cost $13,654,200)
			OTHER ASSETS & LIABILITIES, NET - 0.8%			118,444
			NET ASSETS - 100.0%			$13,840,731

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DGS5	5-Year Treasury Constant Maturity Rate
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Pound Sterling
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
ILS	Israeli new Shequel
INR	Indian Rupee
ISR	Intercontinental Exchange Swap Rate
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

	M	Month
	MXN	Mexican Peso
	NGN	Nigerian Naira
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PEN	Peruvian Nuevo Sol
	PLN	Polish Zloty
	REIT	Real Estate Investment Trust
	RUB	Russian Ruble
	SEK	Swedish Krona
	SGD	Singapore Dollar
	THB	Thai Baht
	UYU	Uruguayan Peso
	W	Week
	Y	Year
	ZAR	South African Rand

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/17, the aggregate value of these securities was $2,442,767,000 or 17.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of December 31, 2017 were as follows (dollar amounts are in thousands) (See Note 3) :

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$5,709	AUD	7,513	Bank of America	1/31/2018	$(153)
	$24,090	GBP	18,118	Bank of America	1/31/2018	(398)
	$39,688	JPY	4,404,792	Bank of America	1/31/2018	535
	$9,784	KRW	10,675,255	Bank of America	1/31/2018	(223)
	$1,503	NOK	12,473	Bank of America	1/31/2018	(18)
	$277	NZD	400	Bank of America	1/31/2018	(6)
	$953	SGD	1,287	Bank of America	1/31/2018	(9)
	$636	SGD	858	Bank of America	1/31/2018	(6)
	$818	THB	26,584	Bank of America	1/31/2018	1
SEK	12,808		$1,521	Bank of America	1/31/2018	44
EUR	2,391		$2,843	Bank of America	1/31/2018	31
	$985	ZAR	13,650	Bank of America	1/31/2018	(113)
Total						$(315)
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$7,458	CAD	9,544	Morgan Stanley	1/31/2018	$(138)
	$971	EUR	825	Morgan Stanley	1/31/2018	(21)
	$872	EUR	733	Morgan Stanley	1/31/2018	(8)
	$91,211	EUR	76,474	Morgan Stanley	1/31/2018	(721)
	$462	EUR	388	Morgan Stanley	1/31/2018	(5)
	$903	JPY	100,456	Morgan Stanley	1/31/2018	10
	$921	NOK	7,556	Morgan Stanley	1/31/2018	(0)	^
	$917	NOK	7,521	Morgan Stanley	1/31/2018	0	^
	$1,725	PLN	6,103	Morgan Stanley	1/31/2018	(29)
	$2,154	SEK	17,873	Morgan Stanley	1/31/2018	(29)
KRW	2,698,410		$2,483	Morgan Stanley	1/31/2018	47
GBP	1,411		$1,907	Morgan Stanley	1/31/2018	1
KRW	2,713,726		$2,494	Morgan Stanley	1/31/2018	50
JPY	200,912		$1,795	Morgan Stanley	1/31/2018	(10)
EUR	930		$1,100	Morgan Stanley	1/31/2018	18
Total						$(835)
Total						$(1,150)

*  Amount represents less than $1,000.

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish złoty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
354

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2017

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.5%

AGENCY SECURITIES - 0.7%
		Montefiore Medical Center
$16,740,000		2.895%, 04/20/32	$16,216
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,510
3,000,000		3.250%, 06/15/25	3,149
		Reliance Industries Ltd
5,592,105		2.444%, 01/15/26	5,572
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,485
15,000,000		1.471%, 09/29/21	14,612
		TOTAL AGENCY SECURITIES	46,544

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
12,942,722		3.650%, 02/15/32	13,466
		TOTAL MORTGAGE BACKED	13,466

U.S. TREASURY SECURITIES - 98.6%
	k	United States Treasury Inflation Indexed Bonds
92,486,450		2.125%, 01/15/19	94,399
361,076,100		0.125%, 04/15/19	360,306
142,096,980		1.875%, 07/15/19	146,528
158,896,724		1.375%, 01/15/20	163,085
470,307,380		0.125%, 04/15/20	469,436
250,676,828		1.250%, 07/15/20	258,894
339,342,953		1.125%, 01/15/21	349,560
336,165,480		0.125%, 04/15/21	334,873
351,096,352		0.625%, 07/15/21	357,956
355,266,043		0.125%, 01/15/22	353,954
169,891,900		0.125%, 04/15/22	168,747
372,206,080		0.125%, 07/15/22	371,845
314,183,100		0.125%, 01/15/23	311,873
175,420,070		0.375%, 07/15/23	176,818
134,523,610		0.625%, 01/15/24	136,947
106,481,100		0.125%, 07/15/24	105,286
169,753,090		0.250%, 01/15/25	168,346
212,335,059		2.375%, 01/15/25	242,097
91,534,080		0.375%, 07/15/25	91,729
135,474,660		0.625%, 01/15/26	137,729
230,943,310	d	2.000%, 01/15/26	259,922
131,719,680		0.125%, 07/15/26	128,788
165,936,875		0.375%, 01/15/27	164,855
166,594,392		2.375%, 01/15/27	195,035
53,948,330		0.375%, 07/15/27	53,699
202,988,932		1.750%, 01/15/28	228,312
99,168,977		3.625%, 04/15/28	130,204
355

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

$181,411,310	2.500%, 01/15/29	$220,225
148,681,572	3.875%, 04/15/29	202,844
	United States Treasury Note
28,640,000	1.625%, 08/31/22	27,929
2,500,000	2.000%, 05/31/24	2,453
40,000,000	2.000%, 06/30/24	39,225
	TOTAL U.S. TREASURY SECURITIES	6,453,899

	TOTAL GOVERNMENT BONDS	6,513,909
	(Cost $6,300,353)

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
	Federal Home Loan Bank (FHLB)
12,220,000	1.050%, 01/02/18	12,220
	TOTAL GOVERNMENT AGENCY DEBT	12,220
	TOTAL SHORT-TERM INVESTMENTS	12,220
	(Cost $12,220)

	TOTAL INVESTMENTS - 99.7%	6,526,129
	(Cost $6,312,573)
	OTHER ASSETS AND LIABILITIES, NET - 0.3%	20,426
	NET ASSETS - 100.0%	$6,546,555

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR NOTE (CBT)	(100)	3/20/18	$(12,442)	$(12,405)	$37
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$2,570,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.320%	03/03/23	$2,587
		TOTAL CAPITAL GOODS				2,587

MATERIALS - 0.0%
3,316,688	i	H.B. Fuller Co	LIBOR 1 M + 2.250%	3.750	10/21/24	3,325
		TOTAL MATERIALS				3,325

MEDIA - 0.1%
8,575,000	i	Charter Communications Operating LLC	LIBOR 3 M + 2.000%	2.000	04/30/25	8,578
		TOTAL MEDIA				8,578

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
9,475,348	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.690	07/05/23	9,546
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				9,546

UTILITIES - 0.1%
5,100,000		ExGen Renewables IV LLC		4.468	11/28/24	5,151
2,675,000	i	TerraForm Power Operating LLC	LIBOR 3 M + 2.750%	4.147	11/03/22	2,708
14,600,578	†,i	Terra-Gen Finance Co LLC	LIBOR 3 M + 4.250%	5.820	12/09/21	13,141
		TOTAL UTILITIES				21,000

		TOTAL BANK LOAN OBLIGATIONS				45,036
		(Cost $46,112)

BONDS - 39.1%

CORPORATE BONDS - 12.3%

AUTOMOBILES & COMPONENTS - 0.2%
1,955,000	g	Adient Global Holdings Ltd		4.875	08/15/26	2,009
7,550,000		Aptiv plc		3.150	11/19/20	7,666
12,000,000		Ford Motor Co		4.750	01/15/43	12,159
4,675,000		Magna International, Inc		3.625	06/15/24	4,833
		TOTAL AUTOMOBILES & COMPONENTS				26,667

BANKS - 2.8%
20,022,000		Bank of America Corp		1.950	05/12/18	20,024
10,900,000		Bank of America Corp		2.151	11/09/20	10,849
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	1.786	09/11/19	4,999
21,500,000	e,g	Bank of Montreal		2.500	01/11/22	21,468
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	2.166	09/11/22	5,011
18,500,000		Bank of Nova Scotia		2.125	09/11/19	18,478
12,000,000	e,g	Bank of Nova Scotia		1.875	09/20/21	11,664
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$15,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.027%	03/02/20	$15,029
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,332
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	7,323
2,710,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.375	08/04/25	2,860
7,275,000		Cooperatieve Rabobank UA		2.750	01/10/22	7,333
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	5,013
9,400,000		Discover Bank		3.450	07/27/26	9,277
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,939
10,000,000		First Niagara Financial Group, Inc		6.750	03/19/20	10,905
3,900,000	i	HSBC Holdings plc	LIBOR 3 M + 0.923%	3.033	11/22/23	3,907
20,000,000	g	ING Bank NV		2.000	11/26/18	19,990
11,500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	11,773
10,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	10,532
6,300,000		KeyBank NA		2.350	03/08/19	6,311
4,644,000	i	Manufacturers & Traders Trust Co	LIBOR 1 M + 1.215%	2.779	12/28/20	4,645
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	2.121	12/01/21	9,008
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,597
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,464
18,775,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	18,285
18,257,000		People’s United Financial, Inc		3.650	12/06/22	18,692
8,245,000		PNC Bank NA		2.950	01/30/23	8,298
10,000,000		Regions Financial Corp		2.750	08/14/22	9,967
8,450,000		Royal Bank of Canada		1.875	02/05/20	8,379
12,000,000		Royal Bank of Canada		2.100	10/14/20	11,913
14,500,000	g	Skandinaviska Enskilda Banken AB		1.375	05/29/18	14,471
12,500,000		SVB Financial Group		3.500	01/29/25	12,527
25,450,000		Toronto-Dominion Bank		1.850	09/11/20	25,167
5,000,000	e	Toronto-Dominion Bank		1.800	07/13/21	4,896
12,000,000	g	Toronto-Dominion Bank		2.500	01/18/22	11,969
12,019,000	g	Westpac Banking Corp		2.100	02/25/21	11,858
		TOTAL BANKS				384,153

CAPITAL GOODS - 0.4%
6,525,000		Air Lease Corp		4.250	09/15/24	6,846
1,975,000		Anixter, Inc		5.125	10/01/21	2,079
4,575,000		Anixter, Inc		5.500	03/01/23	4,925
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,360
4,600,000		Ingersoll-Rand Global Holding Co Ltd		4.250	06/15/23	4,901
3,250,000		Johnson Controls International plc		5.000	03/30/20	3,428
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	6,135
6,980,000		Pentair Finance S.A.		2.650	12/01/19	6,949
3,300,000		Rockwell Collins, Inc		3.100	11/15/21	3,344
6,125,000		Rockwell Collins, Inc		3.700	12/15/23	6,352
9,775,000		WW Grainger, Inc		4.200	05/15/47	10,144
		TOTAL CAPITAL GOODS				61,463

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,730,000		Waste Management, Inc		4.600	03/01/21	2,899
3,475,000		Waste Management, Inc		3.900	03/01/35	3,640
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				6,539

CONSUMER SERVICES - 0.5%
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	10,098
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,250,000		McDonald’s Corp		5.000%	02/01/19	$1,289
19,000,000		Metropolitan Museum of Art		3.400	07/01/45	18,315
7,550,000		Nature Conservancy		6.300	07/01/19	7,888
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	18,754
5,145,000		Salvation Army		5.637	09/01/26	5,580
9,800,000		Starbucks Corp		2.450	06/15/26	9,444
		TOTAL CONSUMER SERVICES				71,368

DIVERSIFIED FINANCIALS - 0.9%
14,500,000		American Express Co		3.000	10/30/24	14,472
2,675,000		Bank of New York Mellon Corp		5.450	05/15/19	2,793
6,350,000	i	Bank of New York Mellon Corp	LIBOR 3 M + 0.634%	2.661	05/16/23	6,346
2,169,000		Discover Financial Services		3.850	11/21/22	2,228
5,103,000	g	EDP Finance BV		4.125	01/15/20	5,259
9,500,000	g	EDP Finance BV		5.250	01/14/21	10,175
11,625,000	g	EDP Finance BV		3.625	07/15/24	11,713
9,500,000		Ford Foundation		3.859	06/01/47	10,116
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,352
27,935,000		Morgan Stanley		2.200	12/07/18	27,967
3,314,000		Northern Trust Corp		3.375	08/23/21	3,408
1,535,000		Reinvestment Fund, Inc		3.166	11/01/23	1,517
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,150
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,558
15,000,000	i	State Street Corp	LIBOR 3 M + 0.635%	2.653	05/15/23	15,002
4,525,000		Unilever Capital Corp		2.000	07/28/26	4,175
		TOTAL DIVERSIFIED FINANCIALS				130,231

ENERGY - 1.0%
4,175,000		Apache Corp		3.250	04/15/22	4,206
14,500,000		Cenovus Energy, Inc		5.250	06/15/37	14,923
3,175,000		Cimarex Energy Co		3.900	05/15/27	3,246
8,450,000		EOG Resources, Inc		3.900	04/01/35	8,619
4,450,000		EOG Resources, Inc		5.100	01/15/36	5,136
15,250,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	15,282
15,000,000		Kinder Morgan, Inc		3.150	01/15/23	14,907
1,000,000		Marathon Oil Corp		2.700	06/01/20	1,000
17,292,000		National Oilwell Varco, Inc		3.950	12/01/42	15,239
3,290,000		Noble Energy, Inc		5.050	11/15/44	3,521
3,875,000		ONEOK, Inc		4.000	07/13/27	3,926
6,200,000		ONEOK, Inc		4.950	07/13/47	6,445
2,775,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	2.109	04/15/20	2,778
9,000,000		Phillips 66		4.650	11/15/34	9,854
9,500,000		Statoil ASA		3.150	01/23/22	9,715
4,500,000		Statoil ASA		2.650	01/15/24	4,480
5,932,000		Statoil ASA		3.950	05/15/43	6,200
5,000,000	g	Texas Eastern Transmission LP		4.125	12/01/20	5,194
10,050,000	g	Woodside Finance Ltd		3.700	03/15/28	9,978
		TOTAL ENERGY				144,649

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	2.539	06/06/22	7,539
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$7,250,000		Becton Dickinson & Co		3.363%	06/06/24	$7,269
4,500,000		Becton Dickinson & Co		4.669	06/06/47	4,868
3,250,000		Laboratory Corp of America Holdings		2.625	02/01/20	3,258
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	9,175
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				32,109

INSURANCE - 0.4%
3,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.335	07/13/20	3,002
15,000,000	i	Prudential Financial, Inc	LIBOR 3 M + 3.040%	5.200	03/15/44	15,975
7,450,000	i	Prudential Financial, Inc	LIBOR 3 M + 3.031%	5.375	05/15/45	7,983
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,245
8,687,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	9,025
		TOTAL INSURANCE				54,230

MATERIALS - 0.7%
2,275,000		Ball Corp		5.000	03/15/22	2,429
8,930,000		Ball Corp		4.000	11/15/23	9,109
2,300,000		Eastman Chemical Co		5.500	11/15/19	2,428
20,000,000	e	Fibria Overseas Finance Ltd		5.500	01/17/27	21,450
7,500,000		International Paper Co		5.000	09/15/35	8,477
5,000,000		International Paper Co		6.000	11/15/41	6,254
4,600,000		International Paper Co		4.800	06/15/44	5,031
17,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	17,345
10,075,000	g	Klabin Finance S.A.		4.875	09/19/27	9,944
5,000,000		MeadWestvaco Corp		7.375	09/01/19	5,390
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,725
6,350,000	g	WestRock Co		3.000	09/15/24	6,292
		TOTAL MATERIALS				96,874

MEDIA - 0.2%
2,775,000	e,g	CCO Holdings LLC		4.000	03/01/23	2,748
3,125,000		Charter Communications Operating LLC		3.579	07/23/20	3,183
14,850,000		Charter Communications Operating LLC		4.464	07/23/22	15,492
3,625,000		Discovery Communications LLC		5.000	09/20/37	3,753
5,500,000		Time Warner Cable, Inc		4.500	09/15/42	5,156
		TOTAL MEDIA				30,332

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
5,000,000		Bristol-Myers Squibb Co		3.250	08/01/42	4,776
7,500,000	i	Gilead Sciences, Inc	LIBOR 3 M + 0.250%	1.876	09/20/19	7,509
3,300,000		Zoetis, Inc		3.450	11/13/20	3,378
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				15,663

REAL ESTATE - 0.5%
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,015
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,267
4,500,000		Brixmor Operating Partnership LP		3.650	06/15/24	4,475
6,525,000		Brixmor Operating Partnership LP		3.850	02/01/25	6,515
3,500,000		Federal Realty Investment Trust		2.750	06/01/23	3,460
3,225,000	e	Healthcare Realty Trust, Inc		3.625	01/15/28	3,190
11,075,000		Kilroy Realty LP		3.450	12/15/24	11,041
7,000,000		Kimco Realty Corp		6.875	10/01/19	7,522
16,825,000		Mid-America Apartments LP		4.000	11/15/25	17,423
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$16,822,000		Regency Centers LP		3.750%	06/15/24	$17,144
		TOTAL REAL ESTATE				77,052

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
18,110,000		Apple, Inc		2.850	02/23/23	18,353
14,250,000		Apple, Inc		3.000	06/20/27	14,183
10,200,000		Corning, Inc		4.375	11/15/57	10,115
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				42,651

TELECOMMUNICATION SERVICES - 0.2%
3,400,000	e	CenturyLink, Inc		6.750	12/01/23	3,332
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	2.600	03/16/22	5,098
11,750,000		Verizon Communications, Inc		2.625	08/15/26	11,064
9,500,000		Verizon Communications, Inc		4.500	08/10/33	9,958
7,350,000		Verizon Communications, Inc		5.250	03/16/37	8,077
		TOTAL TELECOMMUNICATION SERVICES				37,529

TRANSPORTATION - 1.0%
6,775,000		CSX Corp		4.250	11/01/66	6,762
7,150,000		Delta Air Lines, Inc		3.625	03/15/22	7,255
2,169,381		Delta Air Lines, Inc		4.250	07/30/23	2,238
5,418,096		Delta Air Lines, Inc		3.625	07/30/27	5,619
3,800,000	e,g	Hertz Corp		7.625	06/01/22	3,980
4,000,000		Kansas City Southern		3.000	05/15/23	3,965
7,000,000		Kansas City Southern		4.300	05/15/43	7,352
15,925,000		Kansas City Southern		4.950	08/15/45	18,138
5,275,000	g	Mexico City Airport Trust		4.250	10/31/26	5,394
9,525,000	g	Mexico City Airport Trust		5.500	10/31/46	9,406
11,050,000	g	Mexico City Airport Trust		5.500	07/31/47	10,912
475,000		Norfolk Southern Corp		5.590	05/17/25	545
6,450,000		Spirit Airlines Pass Through Trust		3.800	02/15/26	6,458
10,000,000		Spirit Airlines Pass Through Trust		3.375	02/15/30	9,993
7,981,908		Spirit Airlines, Inc		4.100	04/01/28	8,284
4,050,000		Union Pacific Corp		3.375	02/01/35	4,099
5,004,157		Union Pacific Railroad Co		3.227	05/14/26	5,103
13,038,604	†	Union Pacific Railroad Co		2.695	05/12/27	12,667
1,360,000	i	United Parcel Service of America, Inc		8.375	04/01/30	1,944
2,250,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	1.799	05/16/22	2,254
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.145	04/01/23	7,519
		TOTAL TRANSPORTATION				139,887

UTILITIES - 2.9%
2,075,000	g	APT Pipelines Ltd		4.250	07/15/27	2,147
2,000,000		Atmos Energy Corp		8.500	03/15/19	2,150
11,100,000		Avangrid, Inc		3.150	12/01/24	11,039
7,550,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	7,536
1,200,000		Connecticut Light & Power Co		5.500	02/01/19	1,239
2,000,000		Connecticut Light & Power Co		5.750	03/01/37	2,556
8,013,189	g	Continental Wind LLC		6.000	02/28/33	8,410
22,500,000	g	Electricite de France S.A.		3.625	10/13/25	23,046
6,150,000		Fortis, Inc		2.100	10/04/21	6,003
10,750,000		Fortis, Inc		3.055	10/04/26	10,377
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$13,750,000		Georgia Power Co		3.250%	04/01/26	$13,784
11,750,000	g	Greenko Dutch BV		4.875	07/24/22	11,896
2,745,000		International Transmission Co		4.625	08/15/43	3,084
6,575,000		Interstate Power & Light Co		3.250	12/01/24	6,657
4,000,000		MidAmerican Energy Co		3.100	05/01/27	4,019
9,250,000	g	Narragansett Electric Co		4.170	12/10/42	9,609
2,050,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	2,086
3,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	3,856
9,732,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	10,677
9,750,000	g	Niagara Mohawk Power Corp		4.119	11/28/42	10,419
1,500,000		Northwest Natural Gas Co		5.620	11/21/23	1,724
11,000,000		NorthWestern Corp		4.176	11/15/44	11,865
18,900,000	g	Pattern Energy Group, Inc		5.875	02/01/24	19,845
630,000		Public Service Co of Colorado		4.750	08/15/41	732
5,500,000		San Diego Gas & Electric Co		3.000	08/15/21	5,621
8,598,253		San Diego Gas & Electric Co		1.914	02/01/22	8,395
8,875,000		Sierra Pacific Power Co		3.375	08/15/23	9,152
26,052,044	g	Solar Star Funding LLC		3.950	06/30/35	25,518
24,488,244	g	Solar Star Funding LLC		5.375	06/30/35	26,771
2,000,000		Southern California Edison Co		2.400	02/01/22	1,985
6,600,000		Southern Power Co		1.950	12/15/19	6,545
8,300,000		Southern Power Co		2.500	12/15/21	8,222
25,000,000		Southern Power Co		4.150	12/01/25	26,339
20,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	19,800
18,588,398	g	Topaz Solar Farms LLC		4.875	09/30/39	19,509
12,880,263	g	Topaz Solar Farms LLC		5.750	09/30/39	14,502
5,000,000		Washington Gas Light Co		5.440	08/11/25	5,826
19,650,000		Westar Energy, Inc		2.550	07/01/26	18,931
16,525,000		WGL Holdings, Inc		2.250	11/01/19	16,392
15,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.400%	1.877	11/29/19	15,006
		TOTAL UTILITIES				413,270

		TOTAL CORPORATE BONDS				1,764,667
		(Cost $1,731,743)

GOVERNMENT BONDS - 23.7%

AGENCY SECURITIES - 3.8%
6,896,662		Ethiopian Leasing LLC		2.566	08/14/26	6,877
3,243,171		Export Lease Ten Co LLC		1.650	05/07/25	3,141
7,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	6,953
15,500,000		FNMA		2.625	09/06/24	15,703
2,290,826	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	2,473
1,096,000	j	Government Trust Certificate		0.000	04/01/19	1,067
5,000,000	j	Government Trust Certificate		0.000	04/01/21	4,646
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	6,123
6,030,000	g	Hospital for Special Surgery		3.500	01/01/23	6,117
7,125,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	1.477	02/01/27	6,867
45,500,000		Iraq Government AID Bond		2.149	01/18/22	45,239
4,620,000		Lutheran Medical Center		1.982	02/20/30	4,345
6,937,500		Mexican Aircraft Finance V LLC		2.329	01/14/27	6,867
5,605,000		Montefiore Medical Center		2.152	10/20/26	5,342
3,230,000	g	Montefiore Medical Center		3.896	05/20/27	3,323
20,695,000		Montefiore Medical Center		2.895	04/20/32	20,047
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,900,000	†	NCUA Guaranteed Notes	3.000%	06/12/19	$21,192
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,250
16,515,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	15,982
16,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	02/11/18	16,215
2,450,000	j	OPIC	0.000	04/30/18	2,469
5,540,000	j	OPIC	0.000	11/13/18	5,542
5,700,000	j	OPIC	0.000	11/15/19	6,116
15,750,000	j	OPIC	0.000	07/17/21	15,629
3,764,552		OPIC	2.290	09/15/26	3,740
2,005,292		OPIC	2.040	12/15/26	1,973
9,641,993		OPIC	2.740	09/15/29	9,476
11,867,068		OPIC	3.220	09/15/29	11,888
13,350,451		OPIC	3.280	09/15/29	13,580
2,421,331		OPIC	2.610	04/15/30	2,326
3,819,000		OPIC	2.930	05/15/30	3,783
6,311,400		OPIC	3.040	05/15/30	6,366
7,353,000		OPIC	3.540	06/15/30	7,652
19,014,924		OPIC	3.370	12/15/30	19,575
20,838,373		OPIC	3.820	12/20/32	21,791
13,444,112		OPIC	3.938	12/20/32	14,182
11,548,556		OPIC	3.160	06/01/33	11,478
11,086,614		OPIC	3.430	06/01/33	11,269
1,199,360		OPIC	2.810	07/31/33	1,162
1,918,976		OPIC	2.940	07/31/33	1,878
5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,143
5,854,000		PEFCO	1.450	08/15/19	5,801
13,150,000		PEFCO	2.250	03/15/20	13,176
8,000,000		PEFCO	2.300	09/15/20	8,024
17,500,000		PEFCO	4.300	12/15/21	18,838
4,250,000		PEFCO	2.050	11/15/22	4,184
4,000,000		PEFCO	3.550	01/15/24	4,239
8,000,000		PEFCO	3.250	06/15/25	8,398
1,989,020		Tayarra Ltd	3.628	02/15/22	2,041
1,897,098		Tricahue Leasing LLC	3.503	11/19/21	1,941
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,236
19,500,000		Ukraine Government AID Bonds	1.471	09/29/21	18,995
7,355,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	7,654
10,750,000		US Department of Housing and Urban Development (HUD)	1.770	08/01/18	10,753
4,213,000		HUD	5.380	08/01/18	4,226
750,000		HUD	2.050	08/01/19	748
9,500,000		HUD	4.870	08/01/19	9,893
13,967,000		HUD	4.960	08/01/20	14,572
13,500,000		HUD	5.050	08/01/21	14,115
3,217,000		HUD	2.910	08/01/23	3,249
416,667		VRG Linhas Aereas S.A.	0.983	03/13/18	416
		TOTAL AGENCY SECURITIES			549,286

FOREIGN GOVERNMENT BONDS - 5.2%
26,350,000		African Development Bank	1.375	12/17/18	26,210
13,550,000		African Development Bank	2.375	09/23/21	13,605
17,500,000		Asian Development Bank	2.125	03/19/25	17,064
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$17,000,000	g	Bank Nederlandse Gemeenten NV		2.125%	12/14/20	$16,943
6,000,000	g	Caisse d’Amortissement de la Dette Sociale		2.000	04/17/20	5,971
9,000,000		Canada Government International Bond		1.125	03/19/18	8,992
5,871,485	g	Carpintero Finance Ltd		2.004	09/18/24	5,774
6,500,000		Council Of Europe Development Bank		1.000	02/04/19	6,430
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,985
25,000,000		European Bank for Reconstruction & Development		1.625	04/10/18	25,001
19,500,000		European Bank for Reconstruction & Development		0.875	07/22/19	19,168
2,000,000		European Investment Bank		2.000	03/15/21	1,987
20,750,000		European Investment Bank		2.125	04/13/26	20,029
15,000,000		European Investment Bank		2.375	05/24/27	14,722
2,000,000		European Investment Bank		4.875	02/15/36	2,616
15,775,000		Export Development Canada		1.250	12/10/18	15,666
9,000,000	e	Export Development Canada		1.625	12/03/19	8,931
15,000,000	e	Export Development Canada		2.000	11/30/20	14,939
12,000,000		Export Development Canada		1.375	10/21/21	11,601
18,175,000		Export-Import Bank of Korea		1.750	02/27/18	18,160
15,000,000	g	Finnvera Oyj		2.375	06/04/25	14,503
6,082,000		Hydro Quebec		8.400	01/15/22	7,278
45,000,000		Inter-American Development Bank		1.185	07/09/18	44,701
19,075,000		International Finance Corp		1.250	11/27/18	18,961
19,250,000		International Finance Corp		1.750	03/30/20	19,124
46,500,000		International Finance Corp		1.546	11/04/21	45,058
40,500,000		International Finance Corp		2.125	04/07/26	39,226
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	4,885
9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	8,843
5,000,000		KFW		1.000	01/26/18	4,998
19,750,000		KFW		1.750	10/15/19	19,654
11,500,000		KFW		1.500	04/20/20	11,351
38,200,000		KFW		1.875	11/30/20	37,911
10,000,000		KFW		2.625	01/25/22	10,134
8,850,000	g	Kommunalbanken AS.		1.375	10/26/20	8,652
12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	12,091
19,400,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	19,271
18,500,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	2.075	07/06/22	18,457
16,750,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	16,574
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	3,075
25,000,000	e,g	Nederlandse Waterschapsbank NV		2.375	03/24/26	24,375
10,000,000		North American Development Bank		2.300	10/10/18	10,030
2,000,000		North American Development Bank		4.375	02/11/20	2,084
15,250,000		Province of Manitoba Canada		1.750	05/30/19	15,178
15,000,000		Province of Manitoba Canada		2.100	09/06/22	14,674
12,700,000	e	Province of Manitoba Canada		3.050	05/14/24	12,951
10,000,000		Province of New Brunswick Canada		2.750	06/15/18	10,044
9,500,000		Province of Ontario Canada		1.200	02/14/18	9,495
5,000,000		Province of Ontario Canada		4.400	04/14/20	5,236
10,000,000		Province of Quebec Canada		3.500	07/29/20	10,308
10,000,000		Province of Quebec Canada		2.750	04/12/27	9,914
5,000,000		Province of Quebec Canada		7.500	09/15/29	7,110
		TOTAL FOREIGN GOVERNMENT BONDS				754,940

MORTGAGE BACKED - 7.3%
9,047,747		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/42	9,252
12,790,909		FHLMC		3.500	08/15/43	13,205
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,766,228		FHLMC	3.000%	03/15/44	$4,779
28,629		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	29
3,851		FGLMC	7.000	05/01/23	4
5,493,488		FGLMC	3.500	03/01/27	5,680
16,375		FGLMC	8.000	01/01/31	18
310,639		FGLMC	4.500	07/01/33	332
480,109		FGLMC	5.500	09/01/33	529
537,716		FGLMC	5.500	09/01/33	595
781,720		FGLMC	5.500	12/01/33	868
2,127,211		FGLMC	7.000	12/01/33	2,429
644,566		FGLMC	7.000	05/01/35	733
472,229		FGLMC	5.000	07/01/39	514
2,405,714	w	FGLMC	4.500	11/01/40	2,613
2,642,094	w	FGLMC	4.500	12/01/40	2,864
722,262		FGLMC	4.500	10/01/44	783
913,390		FGLMC	4.500	11/01/44	990
1,157,401		FGLMC	4.500	11/01/44	1,254
393,614		FGLMC	4.500	12/01/44	422
664,127		FGLMC	4.500	12/01/44	719
2,993,272		FGLMC	3.500	04/01/45	3,099
26,039,300		FGLMC	3.500	10/01/45	26,921
12,808,596		FGLMC	4.000	12/01/45	13,539
2,512,550		FGLMC	4.000	05/01/46	2,647
50,552,258		FGLMC	3.500	08/01/46	52,251
2,722,899		FGLMC	4.000	09/01/47	2,887
1,145		Federal National Mortgage Association (FNMA)	8.000	03/01/23	1
18,561		FNMA	8.000	07/01/24	21
18,500,000	i	FNMA	2.784	02/25/27	18,406
237,282		FNMA	2.500	06/01/30	238
847,922		FNMA	2.500	06/01/31	847
326,554		FNMA	2.500	07/01/31	326
7,922,614		FNMA	2.500	07/01/31	7,919
1,914,413		FNMA	2.500	08/01/31	1,914
471,263		FNMA	2.500	09/01/31	471
577,120		FNMA	2.500	09/01/31	577
379,586		FNMA	2.500	09/01/31	379
927,174		FNMA	2.500	10/01/31	927
284,223		FNMA	2.500	10/01/31	284
472,135		FNMA	2.500	11/01/31	472
256,333		FNMA	2.500	11/01/31	256
338,465		FNMA	2.500	11/01/31	338
689,890		FNMA	2.500	11/01/31	690
153,029		FNMA	2.500	11/01/31	153
346,747		FNMA	2.500	11/01/31	347
788,759		FNMA	2.500	11/01/31	788
358,096		FNMA	2.500	12/01/31	358
1,230,864		FNMA	2.500	12/01/31	1,230
430,350		FNMA	2.500	12/01/31	430
268,731		FNMA	2.500	12/01/31	269
972,701		FNMA	2.500	12/01/31	972
8,801,414		FNMA	3.500	02/01/32	9,102
3,777,878		FNMA	3.500	05/01/32	3,912
773,306		FNMA	2.500	06/01/32	773
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$198,243	FNMA	2.500%	06/01/32	$198
371,434	FNMA	2.500	07/01/32	371
707,043	FNMA	2.500	07/01/32	707
1,548,721	FNMA	2.500	07/01/32	1,548
9,486,238	FNMA	3.500	07/01/32	9,811
275,233	FNMA	6.500	07/01/32	311
23,273,601	FNMA	3.000	11/01/32	23,724
2,193,370	FNMA	5.000	06/01/33	2,381
4,790,176	FNMA	5.000	10/01/33	5,204
282,372	FNMA	5.000	11/01/33	307
747,903	FNMA	5.000	03/01/34	813
1,303,717	FNMA	5.500	03/01/34	1,447
3,919,168	FNMA	5.000	05/01/35	4,258
2,511,152	FNMA	5.000	10/01/35	2,728
1,914,680	FNMA	5.000	02/01/36	2,080
982,208	FNMA	5.500	08/01/37	1,092
591,980	FNMA	6.000	09/01/37	679
484,401	FNMA	6.000	09/01/37	556
107,973	FNMA	6.500	09/01/37	120
602,191	FNMA	5.500	01/01/38	668
17,537	FNMA	6.500	02/01/38	19
1,842,624	FNMA	5.500	04/01/38	2,033
2,793,454	FNMA	5.500	11/01/38	3,107
3,623,428	FNMA	5.500	12/01/38	4,046
33,095	FNMA	4.500	04/01/39	36
701,252	FNMA	4.500	05/01/39	757
344,648	FNMA	4.000	07/01/39	364
1,084,776	FNMA	5.500	08/01/39	1,204
49,431	FNMA	4.500	02/01/40	53
403,370	FNMA	5.000	08/01/40	435
1,966,607	FNMA	5.000	09/01/40	2,123
140,655	FNMA	4.500	11/01/40	152
4,973,428	FNMA	4.500	01/01/41	5,368
232,304	FNMA	4.500	01/01/41	251
5,438,257	FNMA	4.500	01/01/41	5,899
199,935	FNMA	4.500	02/01/41	216
3,300,557	FNMA	5.000	05/01/41	3,564
250,302	FNMA	4.500	06/01/41	270
203,399	FNMA	4.500	06/01/41	220
595,262	FNMA	5.000	06/01/41	642
1,804,443	FNMA	5.000	07/01/41	1,949
1,431,728	FNMA	4.500	09/01/41	1,545
385,612	FNMA	4.500	12/01/41	416
10,362,279	FNMA	5.500	12/01/41	11,726
629,513	FNMA	4.500	01/01/42	682
253,799	FNMA	4.500	01/01/42	274
221,792	FNMA	4.500	04/01/42	239
1,792,977	FNMA	4.500	04/01/42	1,922
287,483	FNMA	4.500	06/01/42	310
2,514,119	FNMA	4.500	06/01/42	2,693
208,058	FNMA	4.500	07/01/42	225
5,035,341	FNMA	4.500	08/01/42	5,432
164,406	FNMA	3.000	10/01/42	165
9,204,140	FNMA	3.000	10/01/42	9,256
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,611,806	w	FNMA	3.000%	01/01/43	$6,649
2,041,140		FNMA	4.500	01/01/43	2,177
8,586,942	w	FNMA	3.000	02/01/43	8,635
4,861,560		FNMA	3.000	02/25/43	4,907
9,434		FNMA	3.000	04/01/43	9
4,801,541		FNMA	3.000	08/25/43	4,847
4,957,047		FNMA	4.500	10/01/43	5,350
4,402,876		FNMA	4.000	04/01/44	4,646
2,863,026		FNMA	4.000	06/01/44	3,022
1,963,010		FNMA	4.000	06/01/44	2,072
1,069,808		FNMA	4.500	06/01/44	1,145
10,473,038		FNMA	4.500	06/01/44	11,321
1,930,151		FNMA	4.000	07/01/44	2,036
846,171		FNMA	4.000	07/01/44	893
2,167,215		FNMA	4.000	08/01/44	2,287
965,306		FNMA	4.000	08/01/44	1,018
6,798,841		FNMA	4.000	08/01/44	7,174
3,560,218		FNMA	4.000	08/01/44	3,757
2,483,533		FNMA	4.500	08/01/44	2,684
707,206		FNMA	4.000	09/01/44	746
643,586		FNMA	4.000	09/01/44	679
3,574,772		FNMA	4.000	10/01/44	3,772
5,687,113		FNMA	4.500	10/01/44	6,147
11,383,915		FNMA	4.500	11/01/44	12,305
4,725,924		FNMA	4.000	12/01/44	4,987
2,450,469		FNMA	4.500	12/01/44	2,649
3,557,308		FNMA	4.000	01/01/45	3,754
12,725,518		FNMA	3.000	02/25/45	12,764
403,085		FNMA	3.500	03/01/45	416
287,982		FNMA	3.500	03/01/45	298
683,395		FNMA	4.500	03/01/45	739
3,879,984		FNMA	3.000	03/25/45	3,905
709,055		FNMA	4.500	04/01/45	766
5,665,214		FNMA	3.500	05/01/45	5,868
824,131		FNMA	4.000	05/01/45	870
1,727,802		FNMA	4.000	06/01/45	1,831
773,625		FNMA	4.000	08/01/45	820
17,784,941		FNMA	4.000	09/01/45	18,766
3,464,696		FNMA	4.000	11/01/45	3,673
876,477		FNMA	4.000	12/01/45	929
8,759,944		FNMA	3.500	01/01/46	9,053
10,867,065		FNMA	4.000	01/01/46	11,491
8,048,122		FNMA	3.500	02/01/46	8,312
10,945,948		FNMA	3.500	06/01/46	11,314
2,972,633		FNMA	3.500	08/01/46	3,055
27,864,266		FNMA	3.000	11/01/46	27,884
31,049,078		FNMA	3.000	12/01/46	31,071
19,372,370		FNMA	3.500	12/01/46	19,912
20,072,623		FNMA	3.500	12/01/46	20,632
26,650,136		FNMA	3.000	01/01/47	26,669
53,314,559		FNMA	3.500	01/01/47	54,799
968,975		FNMA	3.000	04/01/47	970
69,578,330		FNMA	4.000	09/01/47	72,868
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$961,248		FNMA	4.500%	09/01/47	$1,024
36,995,729		FNMA	4.500	10/01/47	39,408
3,785,763		FNMA	4.000	12/01/47	3,987
12,000,000		FNMA	3.500	01/01/48	12,335
11,042		Government National Mortgage Association (GNMA)	6.500	08/15/23	12
5,656		GNMA	6.500	08/15/23	6
5,530,466		GNMA	2.580	08/15/25	5,444
71,011		GNMA	6.500	05/20/31	83
8,062,900		GNMA	2.640	01/15/33	7,873
11,318,587		GNMA	2.690	06/15/33	11,012
9,112,115		GNMA	3.700	10/15/33	9,504
73,827		GNMA	6.000	10/20/36	83
84,938		GNMA	6.000	01/20/37	96
479,621		GNMA	6.000	02/20/37	543
209,781		GNMA	5.000	04/15/38	228
137,384		GNMA	6.000	08/20/38	155
303,128		GNMA	6.500	11/20/38	344
24,145		GNMA	4.500	02/20/39	26
8,359,837		GNMA	3.700	08/15/40	8,639
34,040		GNMA	4.500	08/20/41	37
121,574		GNMA	4.500	09/20/41	131
26,550		GNMA	4.500	01/20/44	29
32,975		GNMA	4.500	02/20/44	36
51,276		GNMA	4.500	05/20/44	55
366,517		GNMA	4.500	05/20/44	395
398,414		GNMA	4.500	08/20/44	429
402,391		GNMA	4.500	09/20/44	434
143,114		GNMA	4.500	10/20/44	154
108,551		GNMA	4.500	11/20/44	116
250,593		GNMA	4.500	12/20/44	270
380,862		GNMA	4.500	02/20/45	410
434,194		GNMA	4.500	08/20/45	468
474,161		GNMA	4.500	08/20/45	511
443,538		GNMA	4.500	12/20/45	478
33,390,729		GNMA	3.500	08/20/47	34,577
4,893,386		GNMA	3.500	11/20/47	5,067
10,775,936		GNMA	4.000	11/20/47	11,297
65,539,339		GNMA	3.000	12/20/47	66,181
46,000,000		GNMA	3.500	12/20/47	47,635
		TOTAL MORTGAGE BACKED			1,057,807

MUNICIPAL BONDS - 4.4%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,463
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,245
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,795
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,651
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,164
6,270,600		California Earthquake Authority	2.805	07/01/19	6,276
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,144
6,080,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,119
7,930,000	g	California Pollution Control Financing Authority	5.000	07/01/37	7,981
2,470,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,511
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,706
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,380,000		Chicago Board of Education	5.000%	12/01/20	$3,527
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	12,613
3,035,000		City & County of Honolulu, HI	2.668	10/01/27	2,951
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,325
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,188
5,500,000		City & County of San Francisco CA	4.000	09/01/48	5,613
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,821
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,746
6,500,000		City of Chicago IL	7.750	01/01/42	7,219
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,329
560,000		City of Eugene, OR	6.320	08/01/22	620
1,250,000		City of Florence SC	4.250	12/01/34	1,274
4,500,000		City of Gary IN	5.000	01/08/18	4,497
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,621
500,000		City of Jersey City NJ	2.079	09/01/18	500
925,000		City of Jersey City NJ	2.423	09/01/19	925
3,010,000		City of Norfolk VA	3.000	10/01/35	2,740
3,665,000		City of Norfolk VA	3.050	10/01/36	3,347
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,281
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,824
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	19,310
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	1,019
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	999
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,149
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,318
9,050,000		Commonwealth of Massachusetts	3.277	06/01/46	8,729
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,460
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	17,534
1,615,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	1,636
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	8,981
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,890
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,090
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,326
4,135,000		Greene County OH	2.720	12/01/21	4,171
4,365,000		Greene County OH	3.120	12/01/23	4,425
4,615,000		Greene County OH	3.270	12/01/24	4,684
4,755,000		Greene County OH	3.420	12/01/25	4,832
1,400,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,532
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	979
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,683
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,136
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	558
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,666
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,683
500,000		Massachusetts Housing Finance Agency	4.782	12/01/20	511
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,650,000		Massachusetts St. Water Pollution Abatement	5.192%	08/01/40	$5,427
3,500,000		Metropolitan Council	1.750	09/01/20	3,459
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,279
8,000,000		Michigan Finance Authority	5.000	07/01/22	8,994
500,000		Michigan Finance Authority	5.000	07/01/22	553
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,056
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,829
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,255
7,665,000		Michigan Finance Authority	3.610	11/01/32	7,560
8,500,000		New Jersey Economic Development Authority	4.271	06/15/20	8,675
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	8,344
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,389
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,600
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,305
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,647
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,195
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,222
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,261
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,231
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,180
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	520
680,000		New York State Urban Development Corp	6.500	12/15/18	710
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,251
4,750,000		Northern California Power Agency	4.320	07/01/24	4,985
4,760,000		Ohio State Water Development Authority	4.879	12/01/34	5,485
700,000		Oklahoma Water Resources Board	3.071	04/01/22	719
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,468
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,000
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	994
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,063
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,174
1,000,000		Sacramento Area Flood Control Agency	2.699	10/01/22	987
435,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	440
2,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	2,115
1,000,000		South Dakota Conservancy District	1.620	08/01/18	999
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,327
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,911
38,830,000		State of California	3.750	10/01/37	40,282
10,050,000		State of California	4.988	04/01/39	11,180
2,228,000		State of Illinois	4.350	06/01/18	2,244
10,500,000		State of Illinois	5.000	02/01/19	10,755
9,800,000		State of Illinois	5.000	02/01/20	10,194
8,000,000		State of Illinois	5.000	02/01/22	8,493
9,000,000		State of Illinois	5.520	04/01/38	8,897
16,225,000		State of Louisiana	1.260	08/01/18	16,165
1,500,000		State of Louisiana	1.769	08/01/20	1,481
4,505,000		State of Michigan	3.375	12/01/20	4,660
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,405,000		State of Michigan	3.590%	12/01/26	$4,612
2,500,000		State of Ohio	5.412	09/01/28	3,048
2,500,000		State of Texas	2.749	10/01/23	2,512
5,000,000		State of Texas	6.072	10/01/29	5,346
2,025,000		State of Texas	3.576	08/01/34	2,062
3,370,000		State of Texas	3.726	08/01/43	3,412
3,000		State of Wisconsin	5.700	05/01/26	3
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,353
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,609
2,280,000		Tampa Bay Water	2.612	10/01/25	2,193
3,225,000		Tampa Bay Water	2.782	10/01/26	3,121
3,000,000		Tampa Bay Water	2.952	10/01/27	2,933
1,255,000		Texas Water Development Board	4.248	10/15/35	1,321
4,170,000		Texas Water Development Board	4.648	04/15/50	4,460
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,377
3,035,000		University of California	3.809	05/15/28	3,189
11,400,000		University of California	4.009	05/15/30	12,209
1,000,000		University of Cincinnati	3.250	06/01/29	1,031
1,560,000		University of Cincinnati	3.650	06/01/34	1,614
1,615,000		University of Cincinnati	3.700	06/01/35	1,673
18,000,000		University of New Mexico	3.532	06/20/32	18,284
17,500,000		University of Virginia	3.570	04/01/45	18,133
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,240
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,135
12,710,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	12,647
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,127
695,000		Water Works Board of the City of Birmingham	1.509	01/01/19	689
2,470,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,425
3,750,000		Water Works Board of the City of Birmingham	1.988	01/01/21	3,669
3,100,000		Water Works Board of the City of Birmingham	2.192	01/01/22	3,009
600,000		West Virginia Water Development Authority	5.000	11/01/21	667
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,530
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,161
		TOTAL MUNICIPAL BONDS			635,071

U.S. TREASURY SECURITIES - 3.0%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,439
1,000,000		United States Treasury Bond	3.375	05/15/44	1,121
66,090,000		United States Treasury Bond	2.875	11/15/46	67,721
88,925,000		United States Treasury Bond	3.000	05/15/47	93,390
32,435,000		United States Treasury Bond	2.750	08/15/47	32,439
19,860,000		United States Treasury Note	1.125	01/31/19	19,708
2,750,000		United States Treasury Note	1.250	04/30/19	2,728
40,000		United States Treasury Note	1.375	09/30/19	40
5,750,000		United States Treasury Note	1.625	03/15/20	5,714
11,170,000		United States Treasury Note	1.750	11/15/20	11,105
13,285,000		United States Treasury Note	1.375	05/31/21	12,985
4,150,000		United States Treasury Note	2.000	07/31/22	4,118
4,500,000		United States Treasury Note	1.750	09/30/22	4,409
12,234,500		United States Treasury Note	1.625	11/15/22	11,921
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$62,006,500		United States Treasury Note		2.000%	11/30/22	$61,433
13,130,000		United States Treasury Note		1.750	01/31/23	12,833
5,200,000		United States Treasury Note		1.500	03/31/23	5,012
1,500,000		United States Treasury Note		1.375	09/30/23	1,429
3,200,000		United States Treasury Note		1.625	10/31/23	3,089
2,500,000		United States Treasury Note		2.250	10/31/24	2,488
26,250,000		United States Treasury Note		2.125	11/30/24	25,899
39,755,000		United States Treasury Note		2.250	11/15/27	39,182
		TOTAL U.S. TREASURY SECURITIES				425,203

		TOTAL GOVERNMENT BONDS				3,422,307
		(Cost $3,400,286)

STRUCTURED ASSETS - 3.1%

ASSET BACKED - 1.7%
915,676	i	Basic Asset Backed Securities Trust	LIBOR 1 M + 0.310%	1.862	04/25/36	878
		Series - 2006 1 (Class A3)
4,000,000	g	Capital Automotive REIT		3.660	10/15/44	4,009
		Series - 2014 1A (Class A)
3,973,333	g	Capital Automotive REIT		3.870	04/15/47	4,029
		Series - 2017 1A (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	2.407	06/25/34	3,821
		Series - 2004 OPT1 (Class M1)
3,000,000	g	DB Master Finance LLC		3.629	11/20/47	3,020
		Series - 2017 1A (Class A2I)
1,970,000	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	1,977
		Series - 2015 1A (Class A2I)
886,500	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	906
		Series - 2015 1A (Class A2II)
12,069,750	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	11,937
		Series - 2017 1A (Class A2II)
11,066,600	†,g	HERO Funding Trust		3.840	09/21/40	11,260
		Series - 2015 1A (Class A)
2,606,574	†,g	HERO Funding Trust		3.990	09/21/40	2,669
		Series - 2014 2A (Class A)
5,288,518	g	HERO Funding Trust		3.750	09/20/41	5,367
		Series - 2016 2A (Class A)
5,028,732	g	HERO Funding Trust		4.050	09/20/41	5,186
		Series - 2016 1A (Class A)
1,968,611	g	HERO Funding Trust		3.080	09/20/42	1,942
		Series - 2016 3A (Class A1)
12,107,944	g	HERO Funding Trust		3.710	09/20/47	12,091
		Series - 2017 1A (Class A1)
6,961,016	g	HERO Funding Trust		3.190	09/20/48	6,941
		Series - 2017 3A (Class A1)
2,865,798	g	HERO Funding Trust		3.280	09/20/48	2,854
		Series - 2017 2A (Class A1)
1,180,732	†,g	HERO Residual Funding		4.500	09/21/42	1,175
		Series - 2016 1R (Class A1)
166,667	g	Hertz Vehicle Financing LLC		6.440	02/25/19	167
		Series - 2010 1A (Class B3)
731,214	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.802	02/25/36	730
		Series - 2006 1 (Class 1A1)
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,000,000	g	Mosaic Solar Loans LLC		2.000%	09/20/42	$944
		Series - 2017 2A (Class C)
9,615,294	g	Mosaic Solar Loans LLC		3.820	09/20/42	9,651
		Series - 2017 2A (Class A)
3,604,853	g	MVW Owner Trust		2.420	12/20/34	3,572
		Series - 2017 1A (Class A)
6,488,393	g	Renew		3.670	09/20/52	6,409
		Series - 2017 1A (Class A)
326,556	i	Residential Funding Mortgage Securities II, Inc		6.510	02/25/36	328
		Series - 2006 HI1 (Class M1)
124,742	i	Residential Funding Mortgage Securities II, Inc		6.560	02/25/36	131
		Series - 2006 HI1 (Class M2)
355,987		Santander Drive Auto Receivables Trust		1.960	05/15/20	356
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	804
		Series - 2015 5 (Class C)
433,369	g	Sierra Receivables Funding Co LLC		1.590	11/20/29	433
		Series - 2013 1A (Class A)
649,227	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	648
		Series - 2015 3A (Class A)
459,359	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	458
		Series - 2015 3A (Class B)
5,252,652	g	SolarCity LMC		4.590	04/20/44	5,351
		Series - 2014 1 (Class A)
25,706,249	†,g	SolarCity LMC		4.020	07/20/44	24,805
		Series - 2014 2 (Class A)
5,786,256	g	SolarCity LMC		4.800	09/20/48	5,797
		Series - 2016 A (Class A)
3,374,613	g	SpringCastle America Funding LLC		3.050	04/25/29	3,396
		Series - 2016 AA (Class A)
3,309,077	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	2.861	04/25/35	3,234
		Series - 2005 7XS (Class 2A1A)
12,000,000	g	TES LLC		4.330	10/20/47	12,072
		Series - 2017 1A (Class A)
2,500,000	†,g	TES LLC		7.740	10/20/47	2,525
		Series - 2017 1A (Class B)
10,000,000	†,g	TES LLC		4.120	02/20/48	10,006
		Series - 2017 2A (Class A)
6,699,484		Toyota Auto Receivables Owner Trust		1.270	05/15/19	6,691
		Series - 2015 B (Class A3)
21,933,691		Toyota Auto Receivables Owner Trust		1.300	04/15/20	21,851
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust		1.740	09/15/20	22,464
		Series - 2015 B (Class A4)
4,548,497	g,i	VOLT LVIII LLC		3.375	05/28/47	4,555
		Series - 2017 NPL5 (Class A1)
2,500,000	g,i	VOLT LVIII LLC		5.375	05/28/47	2,500
		Series - 2017 NPL5 (Class A2)
3,500,000	g,i	VOLT LXIII LLC		3.000	10/25/47	3,494
		Series - 2017 NP10 (Class A1)
4,500,000	g,i	VOLT LXIII LLC		4.625	10/25/47	4,479
		Series - 2017 NP10 (Class A2)
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$329,426	†,g	Wachovia Amortization Controlled Heloc NIM		5.683%	08/12/47	$327
		Series - 2006 N1 (Class N1)
233,493	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	1.912	05/25/35	232
		Series - 2005 SD1 (Class A)
3,910,000	g	Wendys Funding LLC		3.371	06/15/45	3,920
		Series - 2015 1A (Class A2I)
3,000,000	g,h	Wendys Funding LLC		3.573	03/15/48	2,999
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				245,391

OTHER MORTGAGE BACKED - 1.4%
1,039,379	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	1,053
		Series - 2007 1 (Class AM)
1,845,795	i	Banc of America Commercial Mortgage Trust		5.482	01/15/49	1,870
		Series - 2007 1 (Class AMFX)
2,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	1,996
		Series - 2007 5 (Class B)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,871
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	6,133
		Series - 2015 MSQ (Class B)
23,898	i	Bear Stearns Commercial Mortgage Securities Trust		5.703	06/11/50	24
		Series - 2007 PW17 (Class AJ)
5,000,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	4,945
		Series - 2016 CLNE (Class A)
2,324,843	i	COBALT CMBS Commercial Mortgage Trust		5.839	05/15/46	2,363
		Series - 2007 C3 (Class AJ)
2,750,000	g,i	COMM Mortgage Trust		3.413	10/10/29	2,764
		Series - 2017 PANW (Class B)
7,500,000	g,i	COMM Mortgage Trust		3.538	10/10/29	7,509
		Series - 2017 PANW (Class C)
20,761,000	g	COMM Mortgage Trust		3.544	03/10/31	21,629
		Series - 2013 WWP (Class C)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	5.802	01/25/29	5,666
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.002	01/25/29	2,507
		Series - 2016 C05 (Class 2M2)
2,000,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	2,091
		Series - 2006 OMA (Class D)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	6,698
		Series - 2017 C8 (Class 85BA)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	8,641
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.728	11/10/32	5,117
		Series - 2017 CALI (Class B)
1,715,000	g,i	DBUBS Mortgage Trust		5.698	11/10/46	1,837
		Series - 2011 LC1A (Class C)
250,000	i	GE Commercial Mortgage Corp		5.606	12/10/49	253
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,699
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,256
		Series - 2014 GRCE (Class A)
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,535,000	g,i	GS Mortgage Securities Corp II		5.183%	12/10/43	$2,684
		Series - 2010 C2 (Class B)
5,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	4,880
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,779
		Series - 2016 10HY (Class C)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,832
		Series - 2016 10HY (Class B)
438,158	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.212	03/25/35	420
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.397	07/15/46	3,208
		Series - 2011 C4 (Class C)
529,225	i	LB-UBS Commercial Mortgage Trust		5.541	03/15/39	535
		Series - 2006 C3 (Class C)
700,740	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	701
		Series - 2007 C1 (Class D)
197,806	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	198
		Series - 2007 C6 (Class AM)
4,561,223	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.042	07/25/47	4,570
		Series - 2015 A (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.366	08/15/34	4,019
		Series - 2017 330M (Class B)
2,287,996	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	2,314
		Series - 2007 6 (Class AM)
21,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	21,479
		Series - 2014 CPT (Class A)
1,114,033	i	Morgan Stanley Capital I Trust		5.389	11/12/41	1,115
		Series - 2006 HQ10 (Class AJ)
190,084	i	Morgan Stanley Capital I Trust		6.247	10/15/42	190
		Series - 2006 IQ11 (Class AJ)
1,051,100	i	Morgan Stanley Capital I Trust		5.995	06/11/49	1,053
		Series - 2007 IQ15 (Class AJ)
3,878,504	i	Morgan Stanley Capital I Trust		6.169	12/12/49	3,491
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.316	07/11/39	5,058
		Series - 2017 712F (Class A)
17,385,000	g	OBP Depositor LLC Trust		4.646	07/15/45	18,174
		Series - 2010 OBP (Class A)
4,576,271	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,580
		Series - 2017 5 (Class A5)
3,479,198	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	03/25/25	3,508
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.352	03/25/25	815
		Series - 2015 HQ1 (Class M3)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	2.902	03/25/29	1,775
		Series - 2016 HQA3 (Class M2)
1,532,631	i	Wachovia Bank Commercial Mortgage Trust		6.084	05/15/46	1,572
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,075
		Series - 2007 C34 (Class B)
785,794	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	798
		Series - 2007 C31 (Class AJ)
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$875,000	i	Wachovia Bank Commercial Mortgage Trust	5.783%	06/15/49	$525
		Series - 2007 C32 (Class B)
1,374,343	i	Wachovia Bank Commercial Mortgage Trust	5.783	06/15/49	1,388
		Series - 2007 C32 (Class AJ)
266,186	i	Wachovia Bank Commercial Mortgage Trust	6.011	02/15/51	266
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			211,924

		TOTAL STRUCTURED ASSETS			457,315
		(Cost $458,553)

		TOTAL BONDS			5,644,289
		(Cost $5,590,582)

SHARES		COMPANY

COMMON STOCKS - 59.6%

AUTOMOBILES & COMPONENTS - 1.2%
88,300		Aisin Seiki Co Ltd			4,947
128,679		Bayerische Motoren Werke AG.			13,342
89,258		Bayerische Motoren Werke AG. (Preference)			7,965
14,599		BorgWarner, Inc			746
12,423	*	Delphi Automotive plc			1,054
206,182		Denso Corp			12,352
2,160,191		Ford Motor Co			26,981
307,503		Fuji Heavy Industries Ltd			9,750
26,033	e	Harley-Davidson, Inc			1,325
499,280		Honda Motor Co Ltd			17,039
193,589		Magna International, Inc			10,972
373,659		Mazda Motor Corp			4,993
56,903		Michelin (C.G.D.E.) (Class B)			8,140
1,984	*	Modine Manufacturing Co			40
13,300		NGK Spark Plug Co Ltd			322
1,141,164		Nissan Motor Co Ltd			11,362
30,309		Renault S.A.			3,042
277,400		Sumitomo Electric Industries Ltd			4,676
100,408	*,e	Tesla, Inc			31,262
1,700	*	Visteon Corp			213
135,700		Yamaha Motor Co Ltd			4,445
		TOTAL AUTOMOBILES & COMPONENTS			174,968

BANKS - 4.8%
37,611		Ameris Bancorp			1,813
54,352		Associated Banc-Corp			1,381
796,793		Australia & New Zealand Banking Group Ltd			17,776
4,443,104		Banca Intesa S.p.A.			14,742
1,428,096		Banca Intesa S.p.A. RSP			4,553
3,846		Bancfirst Corp			197
1,929,911		Banco Bilbao Vizcaya Argentaria S.A.			16,401
3,214,045		Banco de Sabadell S.A.			6,372
1,014,167		Bank Hapoalim Ltd			7,448
619,329		Bank Leumi Le-Israel			3,728
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

46,788		Bank Mutual Corp	$498
1,080		Bank of Hawaii Corp	93
201,717		Bank of Montreal	16,142
307,543	e	Bank of Nova Scotia	19,847
3,264		Bank of the Ozarks, Inc	158
3,730		BankUnited	152
14,280		Banner Corp	787
744,657		BB&T Corp	37,024
356		Bendigo Bank Ltd	3
17,567		Beneficial Bancorp, Inc	289
41,663		Berkshire Hills Bancorp, Inc	1,525
2,122,000		BOC Hong Kong Holdings Ltd	10,724
970		BOK Financial Corp	90
20,664		Brookline Bancorp, Inc	324
14,021		Bryn Mawr Bank Corp	620
2,033,355		CaixaBank S.A.	9,453
19,106		Camden National Corp	805
87,694		Canadian Imperial Bank of Commerce/Canada	8,549
3,360		Cathay General Bancorp	142
9,281		Chemical Financial Corp	496
264,547		CIT Group, Inc	13,024
677,937		Citizens Financial Group, Inc	28,460
5,178		City Holding Co	349
2,120		Columbia Banking System, Inc	92
234,302		Comerica, Inc	20,340
69,925		Commerce Bancshares, Inc	3,905
119,456	*	Commerzbank AG.	1,782
398,646		Commonwealth Bank of Australia	24,879
3,936		Community Bank System, Inc	212
3,149		Community Trust Bancorp, Inc	148
9,365		Cullen/Frost Bankers, Inc	886
35,598	*	Customers Bancorp, Inc	925
718,693		DBS Group Holdings Ltd	13,293
270,130		DNB NOR Holding ASA	5,000
11,057		East West Bancorp, Inc	673
39,046	*	FCB Financial Holdings, Inc	1,983
11,562		Federal Agricultural Mortgage Corp (Class C)	905
30,988		Fifth Third Bancorp	940
115,446		First Commonwealth Financial Corp	1,653
6,726		First Financial Bancorp	177
25,728	e	First Financial Bankshares, Inc	1,159
1,399		First Financial Corp	63
25,682		First Interstate Bancsystem, Inc	1,029
26,737		First Merchants Corp	1,125
2,260		First Republic Bank	196
20,089		Flushing Financial Corp	552
16,186		FNB Corp	224
2,590		Glacier Bancorp, Inc	102
5,441		Hancock Holding Co	269
440,200		Hang Seng Bank Ltd	10,921
7,159		Hanmi Financial Corp	217
21,059		Heartland Financial USA, Inc	1,130
25,997		Heritage Financial Corp	801
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

31,813	*	HomeStreet, Inc	$921
21,937	*	HomeTrust Bancshares, Inc	565
91,000		Hope Bancorp, Inc	1,661
15,980		Independent Bank Corp (MA)	1,116
1,029,939		ING Groep NV	18,906
1,147		International Bancshares Corp	45
136,208		Investors Bancorp, Inc	1,891
131,836		KBC Groep NV	11,234
1,230,729		Keycorp	24,824
13,009		Lakeland Financial Corp	631
2,791		Live Oak Bancshares, Inc	67
168,014		M&T Bank Corp	28,729
1,800		MB Financial, Inc	80
58,589	*	MGIC Investment Corp	827
244,100		Mitsui Trust Holdings, Inc	9,658
2,476		Mizrahi Tefahot Bank Ltd	46
8,083,221		Mizuho Financial Group, Inc	14,615
739,068		National Australia Bank Ltd	16,973
31,271		National Bank Holdings Corp	1,014
12,836		NBT Bancorp, Inc	472
620,145		New York Community Bancorp, Inc	8,074
1,114,424		Nordea Bank AB	13,493
54,855		Northfield Bancorp, Inc	937
80,307		OFG Bancorp	755
19,038		Old National Bancorp	332
23,224	*	Opus Bank	634
21,876		PacWest Bancorp	1,103
15,278		People’s United Financial, Inc	286
19,960		Pinnacle Financial Partners, Inc	1,323
303,968		PNC Financial Services Group, Inc	43,859
971,340		Regions Financial Corp	16,785
993,900		Resona Holdings, Inc	5,922
8,068		S&T Bancorp, Inc	321
6,272		ServisFirst Bancshares, Inc	260
260,893		Skandinaviska Enskilda Banken AB (Class A)	3,063
26,162		Southside Bancshares, Inc	881
1,299,508	*	Standard Chartered plc	13,647
17,563		State Bank & Trust Co	524
8,646		Stock Yards Bancorp, Inc	326
1,650		Sun Bancorp, Inc	40
31,853	*	SVB Financial Group	7,446
472,823		Svenska Handelsbanken AB	6,462
282,989		Swedbank AB (A Shares)	6,827
800	*	Texas Capital Bancshares, Inc	71
7,135		TFS Financial Corp	107
63,097	*	The Bancorp, Inc	623
425,787		Toronto-Dominion Bank	24,948
10,795		TowneBank	332
12,715		Trico Bancshares	481
27,461	*	Tristate Capital Holdings, Inc	632
1,700		Trustmark Corp	54
9,293		UMB Financial Corp	668
33,564		Umpqua Holdings Corp	698
19,739		Union Bankshares Corp	714
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

23,476		United Bankshares, Inc	$816
55,304		United Financial Bancorp, Inc (New)	976
15,008		Univest Corp of Pennsylvania	421
858,994		US Bancorp	46,025
36,494	*	Walker & Dunlop, Inc	1,733
13,326		Webster Financial Corp	748
8,948		WesBanco, Inc	364
13,401	e	Westamerica Bancorporation	798
51,655	*	Western Alliance Bancorp	2,925
843,855		Westpac Banking Corp	20,525
1,110		Wintrust Financial Corp	91
5,244		WSFS Financial Corp	251
41,499		Zions Bancorporation	2,109
		TOTAL BANKS	694,231

CAPITAL GOODS - 5.0%
248,120		3M Co	58,400
18,212		A.O. Smith Corp	1,116
588,509		ABB Ltd	15,763
881		Acuity Brands, Inc	155
4,320		AGCO Corp	309
71,424		Air Lease Corp	3,435
4,760		Allegion plc	379
291,683		Ametek, Inc	21,138
166,678		Arconic, Inc	4,542
17,429		Argan, Inc	784
73,600		Asahi Glass Co Ltd	3,181
41,142		Assa Abloy AB	853
196,837		Atlas Copco AB (A Shares)	8,495
163,412		Atlas Copco AB (B Shares)	6,263
65,507		Barnes Group, Inc	4,145
2,120	*	Beacon Roofing Supply, Inc	135
28,642		Briggs & Stratton Corp	727
73,289	*	Builders FirstSource, Inc	1,597
3,870		Carlisle Cos, Inc	440
236,964		Caterpillar, Inc	37,341
16,918	*	Chart Industries, Inc	793
122,857	e	Chicago Bridge & Iron Co NV	1,983
738,761		CNH Industrial NV	9,884
208,245		Compagnie de Saint-Gobain	11,461
197,401		Cummins, Inc	34,869
104,100		Daikin Industries Ltd	12,301
3,978		DCC plc	400
124,686		Deere & Co	19,515
9,530		Donaldson Co, Inc	466
19,038		Dover Corp	1,923
24,059	*	DXP Enterprises, Inc	711
350,156		Eaton Corp	27,666
4,718		EMCOR Group, Inc	386
40,628	*	Esterline Technologies Corp	3,035
152,300		Fastenal Co	8,329
29,348		Finning International, Inc	741
11,415		Flowserve Corp	481
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,580		Fortune Brands Home & Security, Inc	$519
10,290		Graco, Inc	465
31,785		H&E Equipment Services, Inc	1,292
117,926		Hexcel Corp	7,294
115,000		Hino Motors Ltd	1,485
238,400		Illinois Tool Works, Inc	39,777
142,451		Ingersoll-Rand plc	12,705
2,930		ITT, Inc	156
548,041		Johnson Controls International plc	20,886
35,030		Kaman Corp	2,061
55,200		Kawasaki Heavy Industries Ltd	1,931
1,195,870		Keppel Corp Ltd	6,544
97,015	*,e	KEYW Holding Corp, The	569
374,500		Komatsu Ltd	13,534
531,700		Kubota Corp	10,400
52,980		L3 Technologies, Inc	10,482
2,980		Lennox International, Inc	621
3,716		Lincoln Electric Holdings, Inc	340
436,385		Masco Corp	19,175
430,602		Meggitt plc	2,796
537,200		Mitsubishi Corp	14,813
748,600		Mitsubishi Electric Corp	12,406
3,770		MSC Industrial Direct Co (Class A)	364
20,156	*	MYR Group, Inc	720
83,000		NGK Insulators Ltd	1,563
228,900		NSK Ltd	3,586
6,360		Oshkosh Truck Corp	578
68,619		Osram Licht AG.	6,144
126,765		PACCAR, Inc	9,010
41,585		Parker-Hannifin Corp	8,300
110,539		Pentair plc	7,806
508,888	*,e	Plug Power, Inc	1,201
170,997	*	Quanta Services, Inc	6,688
247,163		Rexel S.A.	4,475
35,911		Rockwell Automation, Inc	7,051
250,811		Rockwell Collins, Inc	34,015
56,524		Roper Industries, Inc	14,640
17,377	*	Rush Enterprises, Inc (Class A)	883
314,986		Sandvik AB	5,514
178,180		Schneider Electric S.A.	15,106
1,554	*	Sensata Technologies Holding BV	79
171,850		Siemens AG.	23,794
2,873		Snap-On, Inc	501
10,800		Stanley Works	1,833
668,400		Sumitomo Corp	11,337
34,489	*	Teledyne Technologies, Inc	6,248
5,280		Timken Co	259
22,276	*	Titan Machinery, Inc	472
193,600		Toyota Tsusho Corp	7,778
64,973		TransDigm Group, Inc	17,843
1,172		Travis Perkins plc	25
52,269		Triton International Ltd	1,957
20,734	*	United Rentals, Inc	3,564
10,935	*	Veritiv Corp	316
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

43,367		Vestas Wind Systems AS	$2,997
3,459		W.W. Grainger, Inc	817
34,781		Wabash National Corp	755
4,620	*	WABCO Holdings, Inc	663
122,104		Wartsila Oyj (B Shares)	7,706
3,753	*	Welbilt, Inc	88
126,967	*	Wesco Aircraft Holdings, Inc	940
3,950	*	WESCO International, Inc	269
147,350		Wolseley plc	10,574
19,775		Woodward Governor Co	1,514
8,920		Xylem, Inc	608
		TOTAL CAPITAL GOODS	714,974

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,604		ABM Industries, Inc	98
138,545	*	ACCO Brands Corp	1,690
25,543		Adecco S.A.	1,952
297,895		Brambles Ltd	2,335
544,551		Capita Group plc	2,942
273,810	*	Copart, Inc	11,826
4,400	e	Covanta Holding Corp	74
20,242		Exponent, Inc	1,439
1,924		Forrester Research, Inc	85
21,492		Heidrick & Struggles International, Inc	528
11,793	*	ICF International, Inc	619
33,300		Insperity, Inc	1,910
131,450		Intertek Group plc	9,193
1,690		KAR Auction Services, Inc	86
16,221		Kelly Services, Inc (Class A)	442
18,783		Kforce, Inc	474
19,001		Manpower, Inc	2,396
38,808	*,†,m	Media General, Inc	0
23,089	*	Mistras Group, Inc	542
2,100		Mobile Mini, Inc	73
61,102	*	Navigant Consulting, Inc	1,186
1,000	*	On Assignment, Inc	64
11,730		Pitney Bowes, Inc	131
21,731		Resources Connection, Inc	336
115,946		Robert Half International, Inc	6,440
50,157		RPX Corp	674
1,100		Secom Co Ltd	83
3,888		SGS S.A.	10,136
1,544	*	SP Plus Corp	57
66,652	*,e	Team, Inc	993
9,438		Tetra Tech, Inc	455
23,633		Viad Corp	1,309
151,464		Waste Management, Inc	13,071
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	73,639

CONSUMER DURABLES & APPAREL - 0.9%
65,251		Adidas-Salomon AG.	13,050
497,409		Barratt Developments plc	4,339
30,182		Berkeley Group Holdings plc	1,710
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

263,458		Burberry Group plc	$6,352
36,220		CalAtlantic Group, Inc	2,042
83,671		Callaway Golf Co	1,166
3,110		Carter’s, Inc	365
20,968	*	Century Communities, Inc	652
15,220		Cie Financiere Richemont S.A.	1,378
20,506		Ethan Allen Interiors, Inc	587
100,521	*,e	Fossil Group, Inc	781
9,740		Garmin Ltd	580
23,958	e	Hanesbrands, Inc	501
3,276		Hasbro, Inc	298
15,890	*,e	iRobot Corp	1,219
1,638	*,e	LGI Homes, Inc	123
7,290	*	Lululemon Athletica, Inc	573
834,600		Matsushita Electric Industrial Co Ltd	12,180
25,821	e	Mattel, Inc	397
34,564	*	Meritage Homes Corp	1,770
10,050	*	Michael Kors Holdings Ltd	633
12,312	*	Mohawk Industries, Inc	3,397
19,825		Movado Group, Inc	638
242,267		Newell Rubbermaid, Inc	7,486
735,507		Nike, Inc (Class B)	46,006
14,720		Pandora AS	1,600
2,210		Polaris Industries, Inc	274
2,000		Pool Corp	259
7,050		PVH Corp	967
98,400		Sekisui House Ltd	1,775
358,000		Sony Corp	16,068
7,890		Tapestry, Inc	349
762,926		Taylor Wimpey plc	2,126
4,110	*	Tempur Sealy International, Inc	258
4,390		Tupperware Corp	275
2,750	*,e	Under Armour, Inc	37
5,167	*,e	Under Armour, Inc (Class A)	75
18,549	*	Unifi, Inc	665
20,181		VF Corp	1,493
4,340		Whirlpool Corp	732
245,500		Yue Yuen Industrial Holdings	964
		TOTAL CONSUMER DURABLES & APPAREL	136,140

CONSUMER SERVICES - 1.4%
152,001		Accor S.A.	7,825
15,319	*	American Public Education, Inc	384
9,090		ARAMARK Holdings Corp	389
4,308	e	Brinker International, Inc	167
19,899		Carriage Services, Inc	512
44,909		Choice Hotels International, Inc	3,485
10,472		Darden Restaurants, Inc	1,006
6,884		Dunkin Brands Group, Inc	444
3,355	*	El Pollo Loco Holdings, Inc	33
2,000		Hilton Worldwide Holdings, Inc	160
29,678		ILG, Inc	845
158,780		InterContinental Hotels Group plc	10,099
6,202		Marcus Corp	170
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

292,206		Marriott International, Inc (Class A)	$39,661
356,611		McDonald’s Corp	61,380
910,347		Merlin Entertainments plc	4,460
112,600		Oriental Land Co Ltd	10,244
11,262		Royal Caribbean Cruises Ltd	1,343
7,090		Service Corp International	265
97,608	*	ServiceMaster Global Holdings, Inc	5,004
950,000		Shangri-La Asia Ltd	2,151
3,560		Six Flags Entertainment Corp	237
781,044		Starbucks Corp	44,855
14,512		Vail Resorts, Inc	3,083
12,240		Wendy’s	201
150,515		Whitbread plc	8,129
6,701		Wyndham Worldwide Corp	776
		TOTAL CONSUMER SERVICES	207,308

DIVERSIFIED FINANCIALS - 3.2%
751,577		3i Group plc	9,253
90,800		AEON Financial Service Co Ltd	2,110
45,546		Ally Financial, Inc	1,328
455,176		American Express Co	45,204
5,017		Ameriprise Financial, Inc	850
1,444,992		AMP Ltd	5,833
1,171,358		Annaly Capital Management, Inc	13,927
749,451		Bank of New York Mellon Corp	40,365
81,465		BlackRock, Inc	41,849
794,771		Charles Schwab Corp	40,827
11,810		Chimera Investment Corp	218
251,226		CME Group, Inc	36,692
97,389		Deutsche Boerse AG.	11,272
466,332		Discover Financial Services	35,870
3,050		Dynex Capital, Inc	21
4,490	*	E*TRADE Financial Corp	223
4,140		Eaton Vance Corp	233
12,537	*	Encore Capital Group, Inc	528
102,462		EXOR NV	6,282
7,914		Factset Research Systems, Inc	1,526
19,507		Franklin Resources, Inc	845
55,617	*	Green Dot Corp	3,352
433,937		Hong Kong Exchanges and Clearing Ltd	13,273
510,329		IntercontinentalExchange Group, Inc	36,009
10,236		Invesco Ltd	374
617,282		Investec plc	4,445
33,731		Investment Technology Group, Inc	649
2,480		Legg Mason, Inc	104
189,358		London Stock Exchange Group plc	9,685
5,410		LPL Financial Holdings, Inc	309
149,133		Macquarie Group Ltd	11,535
365,600		Mitsubishi UFJ Lease & Finance Co Ltd	2,170
910		Morningstar, Inc	88
867		NASDAQ OMX Group, Inc	67
893,996		Natixis	7,061
12,048	*,m	NewStar Financial, Inc	7
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

127,081		Northern Trust Corp	$12,694
104,012	*	On Deck Capital, Inc	597
9,469		Pico Holdings, Inc	121
1,210		Raymond James Financial, Inc	108
88,040		S&P Global, Inc	14,914
109,355		Schroders plc	5,177
6,827		SEI Investments Co	491
1,096,051		Standard Life plc	6,447
9,450		Starwood Property Trust, Inc	202
374,839		State Street Corp	36,588
733		T Rowe Price Group, Inc	77
6,546		TD Ameritrade Holding Corp	335
13,074		Voya Financial, Inc	647
23,058		Wendel	3,995
		TOTAL DIVERSIFIED FINANCIALS	466,777

ENERGY - 3.5%
71,388	e	AltaGas Income Trust	1,625
5,954		Andeavor	681
201,655	*	Antero Resources Corp	3,831
6,550		Apache Corp	277
256,759		Baker Hughes a GE Co	8,124
3,504		Caltex Australia Ltd	93
715,774		Cenovus Energy, Inc (Toronto)	6,537
218,866	*	Cheniere Energy, Inc	11,784
1,776		Cimarex Energy Co	217
175,792	*	Clean Energy Fuels Corp	357
796	*	Concho Resources, Inc	120
269,739		ConocoPhillips	14,806
42,887	*	Continental Resources, Inc	2,272
101,766		Delek US Holdings, Inc	3,556
574,319	*	Denbury Resources, Inc	1,269
284,522		Devon Energy Corp	11,779
3,010	*	Dril-Quip, Inc	144
20,051		Enagas	573
463,545		Enbridge, Inc	18,129
611,439		EnCana Corp	8,157
316,664		EOG Resources, Inc	34,171
40,526		EQT Corp	2,307
42,054	*	Exterran Corp	1,322
51,062	*,e	Fairmount Santrol Holdings, Inc	267
78,969	*	Forum Energy Technologies, Inc	1,228
1,520		Frank’s International NV	10
382,818		Galp Energia SGPS S.A.	7,033
47,174		Green Plains Renewable Energy, Inc	795
25,112		Hess Corp	1,192
342,286		Inpex Holdings, Inc	4,260
920,819		Kinder Morgan, Inc	16,639
57,666		Koninklijke Vopak NV	2,526
3,660	*	Laredo Petroleum Holdings, Inc	39
281,323		Marathon Oil Corp	4,763
393,673		Marathon Petroleum Corp	25,975
35,997	*	Matrix Service Co	641
315,075	*	McDermott International, Inc	2,073
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

405,205		National Oilwell Varco, Inc	$14,595
16,599	*	Natural Gas Services Group, Inc	435
106,990		Neste Oil Oyj	6,849
107,917	*	Newpark Resources, Inc	928
113,229		Noble Energy, Inc	3,300
450,264		Occidental Petroleum Corp	33,166
6,080		Oceaneering International, Inc	129
139,903		OMV AG.	8,868
66,969		Oneok, Inc	3,579
2,120		PBF Energy, Inc	75
36,726	*	PDC Energy, Inc	1,893
283,066		Pembina Pipeline Income Fund	10,248
333,713		Phillips 66	33,755
21,522		Pioneer Natural Resources Co	3,720
5,210		Range Resources Corp	89
50,847	*	Renewable Energy Group, Inc	600
610,721		Repsol YPF S.A.	10,783
17,609	*	RigNet, Inc	263
156,019	*	Rowan Cos plc	2,443
1,480	e	RPC, Inc	38
580,653		Schlumberger Ltd	39,130
894	*	SEACOR Holdings, Inc	41
115,262		SM Energy Co	2,545
1,430,692		Snam Rete Gas S.p.A.	7,007
551,567	e	Statoil ASA	11,808
478,225		Suncor Energy, Inc	17,558
88,242	*	Superior Energy Services	850
341,108		Tenaris S.A.	5,414
244,854	*	Tetra Technologies, Inc	1,046
503,785		Total S.A.	27,809
66,590	*	Unit Corp	1,465
420,109		Valero Energy Corp	38,612
881,425	*,e	Weatherford International Ltd	3,676
427,614		Williams Cos, Inc	13,038
255,028		Woodside Petroleum Ltd	6,561
4,350		World Fuel Services Corp	122
		TOTAL ENERGY	512,010

FOOD & STAPLES RETAILING - 0.6%
107,400		Aeon Co Ltd	1,812
17,193		Alimentation Couche Tard, Inc	897
241,585		Carrefour S.A.	5,209
74,178		Casey’s General Stores, Inc	8,303
46,095		Casino Guichard Perrachon S.A.	2,795
41,504	*	Chefs’ Warehouse Holdings, Inc	851
12,016		Colruyt S.A.	625
612,987		J Sainsbury plc	1,996
69,935		Koninklijke Ahold Delhaize NV	1,537
20,898		Loblaw Cos Ltd	1,134
147,990	*	Metro Wholesale & Food Specialist AG.	2,948
64,899	*	Performance Food Group Co	2,148
26,111		Pricesmart, Inc	2,248
165,300		Seven & I Holdings Co Ltd	6,848
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

53,243	*	Smart & Final Stores, Inc	$455
48,144		Spartan Stores, Inc	1,284
256,090	*	Sprouts Farmers Market, Inc	6,236
4,138,693		Tesco plc	11,693
64,657	*	United Natural Foods, Inc	3,186
316,257	*	US Foods Holding Corp	10,098
12,906		Weis Markets, Inc	534
208,002		Wesfarmers Ltd	7,192
459,754		WM Morrison Supermarkets plc	1,365
		TOTAL FOOD & STAPLES RETAILING	81,394

FOOD, BEVERAGE & TOBACCO - 2.5%
414,000		Ajinomoto Co, Inc	7,789
243,052		Associated British Foods plc	9,254
37,326		Bunge Ltd	2,504
15,536		Campbell Soup Co	747
467,456		Coca-Cola Amatil Ltd	3,097
1,524,979		Coca-Cola Co	69,966
172,732		Coca-Cola HBC AG.	5,644
207,653		Dr Pepper Snapple Group, Inc	20,155
10,690		Flowers Foods, Inc	206
19,775	*,e	Freshpet, Inc	375
442,214		General Mills, Inc	26,219
189,014		Groupe Danone	15,838
5,050	*	Hain Celestial Group, Inc	214
17,883		Hormel Foods Corp	651
22,501		Kellogg Co	1,530
97,128		Kerry Group plc (Class A)	10,896
121,200		Kikkoman Corp	4,901
429,134		Kraft Heinz Co	33,369
848		Lindt & Spruengli AG.	5,178
85		Lindt & Spruengli AG. (Registered)	6,148
10,151		McCormick & Co, Inc	1,035
972,857		Mondelez International, Inc	41,638
47,900		Nissin Food Products Co Ltd	3,492
455,798		Orkla ASA	4,830
53,130		PAN Fish ASA	899
577,381		PepsiCo, Inc	69,240
8,356	*	Seneca Foods Corp	257
131,600		Suntory Beverage & Food Ltd	5,852
82,500		Yakult Honsha Co Ltd	6,225
		TOTAL FOOD, BEVERAGE & TOBACCO	358,149

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
13,468		Abaxis, Inc	667
1,970	*	Abiomed, Inc	369
74,297	*	Acadia Healthcare Co, Inc	2,424
39,666	*,e	Accuray, Inc	171
13,529		Aceto Corp	140
53,720	*	Align Technology, Inc	11,936
91,016	*	Allscripts Healthcare Solutions, Inc	1,324
36,444	*	Amedisys, Inc	1,921
167,731		AmerisourceBergen Corp	15,401
40,869	*	AMN Healthcare Services, Inc	2,013
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

12,558		Analogic Corp	$1,052
35,222	*	Angiodynamics, Inc	586
179,822		Anthem, Inc	40,462
52,066	*	athenahealth, Inc	6,927
32,319	*	AtriCure, Inc	589
175,555		Becton Dickinson & Co	37,579
41,628	*	Brookdale Senior Living, Inc	404
31,810	*	Capital Senior Living Corp	429
350,392		Cardinal Health, Inc	21,469
25,145	*	Cardiovascular Systems, Inc	596
140,579	*	Centene Corp	14,182
79,050	*	Cerus Corp	267
185,291		Cigna Corp	37,631
80,277		Coloplast AS	6,382
14,582	e	Computer Programs & Systems, Inc	438
4,570	*	Corvel Corp	242
25,039	*	Cross Country Healthcare, Inc	319
8,556		Dentsply Sirona, Inc	563
49,980	*	Diplomat Pharmacy, Inc	1,003
266,004	*	Edwards Lifesciences Corp	29,981
105,895	*,e	Endologix, Inc	567
144,368	*	Envision Healthcare Corp	4,989
91,010		Essilor International S.A.	12,536
52,788	*	GenMark Diagnostics, Inc	220
4,374	*	Haemonetics Corp	254
4,069	*	HCA Holdings, Inc	357
583,695		Healthscope Ltd	954
9,462	*	HealthStream, Inc	219
5,880	*	Henry Schein, Inc	411
10,561	*	HMS Holdings Corp	179
96,706	*	Hologic, Inc	4,134
53,134		Humana, Inc	13,181
1,357	*	Idexx Laboratories, Inc	212
39,783	*	Integer Holding Corp	1,802
330,962		Koninklijke Philips Electronics NV	12,497
8,310	*	Laboratory Corp of America Holdings	1,326
19,312	*	LHC Group, Inc	1,183
49,348	*	LifePoint Hospitals, Inc	2,458
564,684	e	Mediclinic International plc	4,952
1,474	*	Medidata Solutions, Inc	93
35,601	*	Merit Medical Systems, Inc	1,538
22,284	*	NxStage Medical, Inc	540
46,381	*	Omnicell, Inc	2,249
70,523	*	OraSure Technologies, Inc	1,330
2,830	*	Premier, Inc	83
15,337	*	Providence Service Corp	910
42,933	*	Quality Systems, Inc	583
12,391		Quest Diagnostics, Inc	1,220
23,328	*	Quidel Corp	1,011
115,938		Ramsay Health Care Ltd	6,331
4,542		Resmed, Inc	385
252,994		Ryman Healthcare Ltd	1,896
75,106	*	Select Medical Holdings Corp	1,326
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

42,474	*	Staar Surgical Co	$658
21,276	*,e	Surgery Partners, Inc	257
96,000		Sysmex Corp	7,538
31,845	*,e	Teladoc, Inc	1,110
19,606	*	Tivity Health, Inc	717
5,928	*	Triple-S Management Corp (Class B)	147
16,067		US Physical Therapy, Inc	1,160
5,250	*	Varian Medical Systems, Inc	584
32,132	*	Vocera Communications, Inc	971
3,560		West Pharmaceutical Services, Inc	351
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	332,886

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
3,160		Clorox Co	470
255,818		Colgate-Palmolive Co	19,301
1,620		Energizer Holdings, Inc	78
5,829		Estee Lauder Cos (Class A)	742
55,180		Henkel KGaA	6,608
59,767		Henkel KGaA (Preference)	7,892
148,109		Kimberly-Clark Corp	17,871
70,264		L’Oreal S.A.	15,569
4,530		Nu Skin Enterprises, Inc (Class A)	309
904,627		Procter & Gamble Co	83,117
192,678		Reckitt Benckiser Group plc	17,976
39,900		Shiseido Co Ltd	1,922
283,430		Unilever NV	15,958
340,110		Unilever plc	18,865
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	206,678

INSURANCE - 2.8%
1,414,813		Aegon NV	8,990
412,398		Aflac, Inc	36,200
105,317		Allianz AG.	24,102
21,500		Allstate Corp	2,251
195,940		American International Group, Inc	11,674
14,820		Aon plc	1,986
4,310	*	Arch Capital Group Ltd	391
6,590		Arthur J. Gallagher & Co	417
58,076		Aspen Insurance Holdings Ltd	2,358
485,960		Assicurazioni Generali S.p.A.	8,845
3,580		Assurant, Inc	361
1,721,855		Aviva plc	11,744
569,019		AXA S.A.	16,862
5,363		Axis Capital Holdings Ltd	270
279,011		Chubb Ltd	40,772
160,132		CNP Assurances	3,694
11,216		Employers Holdings, Inc	498
1,310		First American Financial Corp	73
281,297		Hartford Financial Services Group, Inc	15,831
3,061,722		Legal & General Group plc	11,272
10,590		Loews Corp	530
445,968		Marsh & McLennan Cos, Inc	36,297
54,934		Muenchener Rueckver AG.	11,863
109,100		NKSJ Holdings, Inc	4,211
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,401,950		Old Mutual plc	$10,642
13,239		Principal Financial Group	934
212,157		Progressive Corp	11,949
335,203		Prudential Financial, Inc	38,542
729,405		Prudential plc	18,680
9,028		Reinsurance Group of America, Inc (Class A)	1,408
42,804		RenaissanceRe Holdings Ltd	5,376
209,543		RSA Insurance Group plc	1,786
643		Stewart Information Services Corp	27
132,125		Swiss Re Ltd	12,356
89,400		T&D Holdings, Inc	1,525
271,001		Travelers Cos, Inc	36,759
1,467		Willis Towers Watson plc	221
49,109		Zurich Financial Services AG.	14,931
		TOTAL INSURANCE	406,628

MATERIALS - 3.4%
109,267		Agnico-Eagle Mines Ltd	5,045
45,381		Agrium, Inc	5,220
127,535		Air Liquide	16,033
153,248		Air Products & Chemicals, Inc	25,145
63,469		Akzo Nobel NV	5,569
563		Albemarle Corp	72
3,090		Aptargroup, Inc	267
162,000		Asahi Kasei Corp	2,085
46,422		Avery Dennison Corp	5,332
12,360	*	Axalta Coating Systems Ltd	400
129,090		Ball Corp	4,886
214,323		BASF SE	23,497
5,860		Bemis Co, Inc	280
527,293		BlueScope Steel Ltd	6,280
254,175		Boliden AB	8,692
7,263		Celanese Corp (Series A)	778
2,372	*	Clearwater Paper Corp	108
125,429		Commercial Metals Co	2,674
2,080	e	Compass Minerals International, Inc	150
166,902		CRH plc	6,007
38,958		Croda International plc	2,322
3,930		Domtar Corp	195
5,941		DSM NV	568
41,099		Eastman Chemical Co	3,807
264,428		Ecolab, Inc	35,481
104,881		Evonik Industries AG.	3,939
5,690	*	Ferro Corp	134
121,063		Fletcher Building Ltd	652
60,932		Franco-Nevada Corp	4,870
4,725		Givaudan S.A.	10,914
3,382		Hawkins, Inc	119
95,820		HeidelbergCement AG.	10,332
199,800		Hitachi Metals Ltd	2,858
201,401		Holcim Ltd	11,343
2,659		Innophos Holdings, Inc	124
3,960		International Flavors & Fragrances, Inc	604
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

201,040		International Paper Co	$11,648
157,971		Johnson Matthey plc	6,546
193,461	*	Kinross Gold Corp	834
43,700	*	Kobe Steel Ltd	403
39,288	*	Kraton Polymers LLC	1,893
59,233	*	Louisiana-Pacific Corp	1,555
256,430		LyondellBasell Industries AF S.C.A	28,289
26,494		Materion Corp	1,288
36,779		Minerals Technologies, Inc	2,532
106,199		Mitsubishi Materials Corp	3,769
152,392		Mitsui Chemicals, Inc	4,887
77,471		Mondi plc	2,013
106,954		Mosaic Co	2,744
5,405		Myers Industries, Inc	105
326,181		Newcrest Mining Ltd	5,807
28,700		Nitto Denko Corp	2,538
1,266,033		Norsk Hydro ASA	9,598
411,185		Nucor Corp	26,143
383,915		Potash Corp of Saskatchewan	7,874
13,329		PPG Industries, Inc	1,557
256,814		Praxair, Inc	39,724
13,371		Reliance Steel & Aluminum Co	1,147
68,498		Royal Gold, Inc	5,625
13,575		Schnitzer Steel Industries, Inc (Class A)	455
1,660		Scotts Miracle-Gro Co (Class A)	178
17,667		Sealed Air Corp	871
51,825		Sherwin-Williams Co	21,250
131,300		Shin-Etsu Chemical Co Ltd	13,304
520		Sika AG.	4,126
6,170		Sonoco Products Co	328
3,711,623		South32 Ltd	10,061
86,932		Stora Enso Oyj (R Shares)	1,377
1,244,000		Sumitomo Chemical Co Ltd	8,902
217,700		Sumitomo Metal Mining Co Ltd	9,960
76,725	*	Summit Materials, Inc	2,412
408,659		Teck Cominco Ltd	10,686
9,000		Toray Industries, Inc	85
35,484		Trinseo S.A.	2,576
154,132		Umicore S.A.	7,298
163,079		UPM-Kymmene Oyj	5,063
19,003	*,e	US Concrete, Inc	1,590
170,622		WestRock Co	10,785
24,083		Worthington Industries, Inc	1,061
		TOTAL MATERIALS	487,669

MEDIA - 1.5%
180		Cable One, Inc	127
111,822	*	Charter Communications, Inc	37,568
1,299		Cinemark Holdings, Inc	45
68,912		Clear Channel Outdoor Holdings, Inc (Class A)	317
49,500		Dentsu, Inc	2,093
210,586	*,e	Discovery Communications, Inc (Class A)	4,713
280,302	*	Discovery Communications, Inc (Class C)	5,934
33,882		Entercom Communications Corp (Class A)	366
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

84,634		Entravision Communications Corp (Class A)	$605
85,122	*	Gray Television, Inc	1,426
526,783		ITV plc	1,177
9,368		JC Decaux S.A.	377
12,369		John Wiley & Sons, Inc (Class A)	813
4,448	*	Liberty Global plc	151
2,960	*	Liberty Global plc (Class A)	106
162,213		New York Times Co (Class A)	3,001
475,703		Pearson plc	4,712
140,506		ProSiebenSat. Media AG.	4,823
3,689		Reed Elsevier NV	85
508,996		Reed Elsevier plc	11,935
5,020		Regal Entertainment Group (Class A)	115
1,550		Scholastic Corp	62
36,026		Scripps Networks Interactive (Class A)	3,076
15,236		Shaw Communications, Inc (B Shares)	348
57,685	e	Sinclair Broadcast Group, Inc (Class A)	2,183
616,899	*	Sky plc	8,419
460,805		Time Warner, Inc	42,150
212,730		Vivendi Universal S.A.	5,710
597,950		Walt Disney Co	64,285
553,504		WPP plc	9,999
		TOTAL MEDIA	216,721

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
31,121	*	Acadia Pharmaceuticals, Inc	937
18,975	*,e	Aduro Biotech, Inc	142
220,679		Agilent Technologies, Inc	14,779
70,341	*	Akorn, Inc	2,267
325,587		Amgen, Inc	56,620
586,714		Astellas Pharma, Inc	7,453
61,871	*,e	Bellicum Pharmaceuticals, Inc	520
182,339	*	BioCryst Pharmaceuticals, Inc	895
103,107	*	Biogen Idec, Inc	32,847
2,804	*	BioMarin Pharmaceuticals, Inc	250
1,820		Bio-Techne Corp	236
11,809	*	Bluebird Bio, Inc	2,103
838,806		Bristol-Myers Squibb Co	51,402
5,210		Bruker BioSciences Corp	179
374,526	*	Celgene Corp	39,086
127,116	*	Celldex Therapeutics, Inc	361
184,697		Chugai Pharmaceutical Co Ltd	9,440
51,616	*,e	Coherus Biosciences, Inc	454
127,834	*	Depomed, Inc	1,029
57,100		Eisai Co Ltd	3,244
19,936	*,e	Flexion Therapeutics Inc	499
42,707	*	Genmab AS	7,083
628,247		Gilead Sciences, Inc	45,008
1,206,935		GlaxoSmithKline plc	21,374
7,414	*,e	Immunomedics, Inc	120
34,337	*	Intersect ENT, Inc	1,112
50,224	*	Iovance Biotherapeutics, Inc	402
101,619	*	IQVIA Holdings, Inc	9,948
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

803,164		Johnson & Johnson	$112,218
127,000		Kyowa Hakko Kogyo Co Ltd	2,445
39,648		Lonza Group AG.	10,693
84,518		Merck KGaA	9,072
1,399	*	Mettler-Toledo International, Inc	867
235,209	*,e	MiMedx Group, Inc	2,966
162,598	*	Nektar Therapeutics	9,710
445,204		Novartis AG.	37,465
446,753		Novo Nordisk AS	24,006
35,019	*,e	Opko Health, Inc	172
86,402		Orion Oyj (Class B)	3,221
8,147		PerkinElmer, Inc	596
160,718	*	Progenics Pharmaceuticals, Inc	956
179,666	*	QIAGEN NV	5,604
567	*	Repligen Corp	21
141,348		Roche Holding AG.	35,741
135,327	*	Sangamo Biosciences, Inc	2,219
1,109,400	*	Schering-Plough Corp	62,426
88,000		Shionogi & Co Ltd	4,755
31,531	*,e	Sucampo Pharmaceuticals, Inc (Class A)	566
245,585		Takeda Pharmaceutical Co Ltd	13,904
16,323	*,e	TESARO, Inc	1,353
24,808	*,e	Theravance Biopharma, Inc	692
32,333	*	Ultragenyx Pharmaceutical, Inc	1,500
110,825	*	Vertex Pharmaceuticals, Inc	16,608
4,055	*	Waters Corp	783
502,216		Zoetis, Inc	36,180
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	706,529

REAL ESTATE - 2.3%
15,548	*,e	Altisource Portfolio Solutions S.A.	435
103,765		American Campus Communities, Inc	4,257
277,423		American Tower Corp	39,580
4,180		Apple Hospitality REIT, Inc	82
118,049		Boston Properties, Inc	15,350
4,380		Brandywine Realty Trust	80
805,154		British Land Co plc	7,499
203,775		Brixmor Property Group, Inc	3,802
2,116,749		CapitaLand Ltd	5,569
22,331		CatchMark Timber Trust Inc	293
161,988	*	CBRE Group, Inc	7,016
228,200		City Developments Ltd	2,122
82,891		Columbia Property Trust, Inc	1,902
35,170		Coresite Realty	4,006
292,700		Daiwa House Industry Co Ltd	11,224
160,987		Duke Realty Corp	4,380
2,171		Easterly Government Properties, Inc	46
58,955		Equinix, Inc	26,720
6,190	*	Equity Commonwealth	189
177,690		Forest City Realty Trust, Inc	4,282
224,600		Global Logistic Properties	566
590,981		Hammerson plc	4,360
661,000		Hang Lung Properties Ltd	1,610
313,953		HCP, Inc	8,188
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

724,900		Henderson Land Development Co Ltd	$4,766
361,129		Host Marriott Corp	7,168
25,528	*	Howard Hughes Corp	3,351
13,670		Hysan Development Co Ltd	73
945		Iron Mountain, Inc	36
40,680	*	iStar Financial, Inc	460
490		Jones Lang LaSalle, Inc	73
495,014		Land Securities Group plc	6,726
65,390		Lend Lease Corp Ltd	831
3,720		Liberty Property Trust	160
61,621		Macerich Co	4,047
587,400		Mitsubishi Estate Co Ltd	10,199
448,010		Mitsui Fudosan Co Ltd	10,020
17		Nippon ProLogis REIT, Inc	36
59,300		Nomura Real Estate Holdings, Inc	1,325
71,768		NorthStar Realty Europe Corp	964
108,203		Paramount Group, Inc	1,715
7,340		Piedmont Office Realty Trust, Inc	144
400,776		Prologis, Inc	25,854
36,640		QTS Realty Trust, Inc	1,984
6,220		Rayonier, Inc	197
3,556		RMR Group, Inc	211
157		Ryman Hospitality Properties	11
118,031	*	SBA Communications Corp	19,282
284,290		Scentre Group	927
310,801		Segro plc	2,460
46,895		Senior Housing Properties Trust	898
150,700		Shoei Co Ltd	1,690
416,000		Swire Pacific Ltd (Class A)	3,849
974,400		Swire Properties Ltd	3,143
2,845	*	Tejon Ranch Co	59
62,244		Tier REIT, Inc	1,269
12,000		Tokyu Fudosan Holdings Corp	87
347,148		UDR, Inc	13,372
40,112		Unibail-Rodamco	10,094
113,975		Vornado Realty Trust	8,911
426,686		Welltower, Inc	27,210
1,409		Weyerhaeuser Co	50
		TOTAL REAL ESTATE	327,210

RETAILING - 2.2%
57,365	*	1-800-FLOWERS.COM, Inc (Class A)	614
4,585		Advance Auto Parts, Inc	457
5,680	*,e	Autonation, Inc	292
145,797		Best Buy Co, Inc	9,983
86,068	*	Carmax, Inc	5,520
377,336		Dollar General Corp	35,096
23,000		Fast Retailing Co Ltd	9,145
39,731	*	FTD Cos, Inc	286
187,286		Gap, Inc	6,379
26,485		Group 1 Automotive, Inc	1,880
781,010	*	Groupon, Inc	3,983
25,226		Haverty Furniture Cos, Inc	571
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

186,825	e	Hennes & Mauritz AB (B Shares)	$3,864
370,513		Industria De Diseno Textil S.A.	12,883
82,400		Jardine Cycle & Carriage Ltd	2,501
28,321		Kering	13,331
22,653		Kingfisher plc	103
192,096		Kohl’s Corp	10,417
31,188	*,e	Lands’ End, Inc	610
4,807,620		Li & Fung Ltd	2,634
24,483	*	LKQ Corp	996
518,571		Lowe’s Companies, Inc	48,196
30,764	*	MarineMax, Inc	581
342,665	e	Marks & Spencer Group plc	1,454
2,400		Marui Co Ltd	44
240,769	*	NetFlix, Inc	46,218
31,269		Next plc	1,906
8,701	e	Nordstrom, Inc	412
66,551		Nutri/System, Inc	3,501
663,706		Office Depot, Inc	2,349
37,602	*,e	Overstock.com, Inc	2,403
26,265	e	PetMed Express, Inc	1,195
26,289	*	Priceline.com, Inc	45,683
290,341		Ross Stores, Inc	23,300
12,780	*	Sally Beauty Holdings, Inc	240
15,085		Shoe Carnival, Inc	403
44,115	*	Shutterfly, Inc	2,195
7,520		Tiffany & Co	782
15,696		Tile Shop Holdings, Inc	151
4,198		Tractor Supply Co	314
62,150	*	Ulta Beauty, Inc	13,900
86,480	*,e	Wayfair, Inc	6,942
5,490	e	Williams-Sonoma, Inc	284
		TOTAL RETAILING	323,998

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
5,058		Analog Devices, Inc	450
772,193		Applied Materials, Inc	39,474
101,639		ASML Holding NV	17,671
14,878	*	Cirrus Logic, Inc	772
74,524	*	First Solar, Inc	5,032
1,659,333		Intel Corp	76,595
26,471		Lam Research Corp	4,872
30,220		Marvell Technology Group Ltd	649
4,036		Microchip Technology, Inc	355
274,714		NVIDIA Corp	53,157
222,411	*	ON Semiconductor Corp	4,657
128,446		Skyworks Solutions, Inc	12,196
133,532	*,e	SunPower Corp	1,126
511,365		Texas Instruments, Inc	53,407
63,000		Tokyo Electron Ltd	11,364
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	281,777

SOFTWARE & SERVICES - 6.1%
326,046		Accenture plc	49,914
39,594	*	Actua Corp	618
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

75,368	*	Alphabet, Inc (Class A)	$79,393
80,378	*	Alphabet, Inc (Class C)	84,108
70,927		Amadeus IT Holding S.A.	5,104
6,607	*	Ansys, Inc	975
33,375	*	Autodesk, Inc	3,499
335,695		Automatic Data Processing, Inc	39,340
69,563	*	Black Knight, Inc	3,071
27,736		Blackbaud, Inc	2,621
7,030		Booz Allen Hamilton Holding Co	268
26,494		CA, Inc	882
83,357		Cap Gemini S.A.	9,873
126,574	*	CGI Group, Inc	6,877
53,312	*,e	Cimpress NV	6,391
9,135	*	Citrix Systems, Inc	804
507,094		Cognizant Technology Solutions Corp (Class A)	36,014
19,152		Convergys Corp	450
28,146		CSG Systems International, Inc	1,233
2,810		CSRA, Inc	84
3,617	*	Dell Technologies, Inc-VMware Inc	294
2,480		DST Systems, Inc	154
41,722	*	Ellie Mae, Inc	3,730
139,374	*	Etsy, Inc	2,850
15,455	*	Euronet Worldwide, Inc	1,302
1,018,000		Fujitsu Ltd	7,217
39,817	*,e	Gogo, Inc	449
379,056		International Business Machines Corp	58,155
174,977		Intuit, Inc	27,608
60,212		j2 Global, Inc	4,518
80,024		LogMeIn, Inc	9,163
5,382	*	Manhattan Associates, Inc	267
406,903		MasterCard, Inc (Class A)	61,589
2,046,286		Microsoft Corp	175,039
18,817	*	MINDBODY, Inc	573
29,149	*	New Relic, Inc	1,684
93,650		Open Text Corp	3,331
1,200,384		Oracle Corp	56,754
44,472	*	Perficient, Inc	848
5,650	*	PTC, Inc	343
36,105	*	Qualys, Inc	2,143
83,541	*	Quotient Technology, Inc	982
76,390	*	RingCentral, Inc	3,697
418,852	*	salesforce.com, Inc	42,819
223,133		SAP AG.	24,963
194,307	*	ServiceSource International LLC	600
21,993	*	SPS Commerce, Inc	1,069
21,303	*	Sykes Enterprises, Inc	670
862,529		Symantec Corp	24,202
12,352	*	Syntel, Inc	284
29,779	*	Teradata Corp	1,145
7,887		TiVo Corp	123
52,029	*,e	Twilio, Inc	1,228
25,962	*	Ultimate Software Group, Inc	5,666
36,283	*	Vasco Data Security International	504
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

49,721	*	Website Pros, Inc	$1,084
46,010		Western Union Co	875
970	*	WEX, Inc	137
157,813	*	Workday, Inc	16,056
		TOTAL SOFTWARE & SERVICES	875,634

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
37,861	*	Anixter International, Inc	2,877
25,108		Badger Meter, Inc	1,200
4,043		Belden CDT, Inc	312
64,501	*	Benchmark Electronics, Inc	1,877
1,835,297		Cisco Systems, Inc	70,292
54,931	*	Coherent, Inc	15,503
22,719		Comtech Telecommunications Corp	503
527,947		Corning, Inc	16,889
89,852	*	Cray, Inc	2,174
27,237		CTS Corp	701
39,009		Daktronics, Inc	356
70,617		Dolby Laboratories, Inc (Class A)	4,378
832,266		Ericsson (LM) (B Shares)	5,493
81,313	*	Fabrinet	2,334
25,626	*	FARO Technologies, Inc	1,204
94,427	*	Finisar Corp	1,922
8,777	*	Flextronics International Ltd	158
157,700		Fujifilm Holdings Corp	6,435
1,032,298		Hewlett Packard Enterprise Co	14,824
1,668,788		HP, Inc	35,061
11,132	*	Insight Enterprises, Inc	426
31,249	*	Itron, Inc	2,131
238,912		Jabil Circuit, Inc	6,271
28,300		Keyence Corp	15,809
10,620	*	Keysight Technologies, Inc	442
34,382	*	Kimball Electronics, Inc	628
238,300		Konica Minolta Holdings, Inc	2,287
148,000		Kyocera Corp	9,663
37,090		Methode Electronics, Inc	1,487
146,620		Motorola, Inc	13,246
3,868	e	MTS Systems Corp	208
79,700		Murata Manufacturing Co Ltd	10,671
15,597		National Instruments Corp	649
19,681		NEC Corp	530
14,425	*	Netgear, Inc	848
24,547	*	Novanta, Inc	1,227
58,800		Omron Corp	3,497
7,653	*	OSI Systems, Inc	493
14,729	*	Plexus Corp	894
64,222	*	Ribbon Communications, Inc	496
40,306	*	Rogers Corp	6,526
22,741	*	Sanmina Corp	750
32,127	*	Scansource, Inc	1,150
87,066	*	Super Micro Computer, Inc	1,822
1,417		SYNNEX Corp	193
39,200		TDK Corp	3,115
4,659		TE Connectivity Ltd	443
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

78,624	*	Tech Data Corp	$7,703
36,773	*	Trimble Navigation Ltd	1,495
199,222	*	TTM Technologies, Inc	3,122
93,498		Universal Display Corp	16,142
322,966		Xerox Corp	9,415
132,100		Yaskawa Electric Corp	5,788
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	314,060

TELECOMMUNICATION SERVICES - 1.4%
47,941	*	Boingo Wireless, Inc	1,079
3,255,740		BT Group plc	11,943
737,852		CenturyLink, Inc	12,307
55,858	*	Cincinnati Bell, Inc	1,165
748,688		France Telecom S.A.	12,975
35,024	*	General Communication, Inc (Class A)	1,367
23,363		IDT Corp (Class B)	248
109,486	*,e	Iridium Communications, Inc	1,292
561,532		KDDI Corp	13,948
526,700		NTT DoCoMo, Inc	12,453
187,616		Rogers Communications, Inc (Class B)	9,560
25,635		Shenandoah Telecom Co	867
3,930,500		Singapore Telecommunications Ltd	10,479
859,476	*,e	Sprint Corp	5,062
18,768		Swisscom AG.	9,980
143,396		TeliaSonera AB	639
1,532,046		Telstra Corp Ltd	4,331
12,857		TELUS Corp	487
1,444,494		Verizon Communications, Inc	76,457
6,934,461		Vodafone Group plc	21,920
209,411	e	Windstream Holdings, Inc	387
		TOTAL TELECOMMUNICATION SERVICES	208,946

TRANSPORTATION - 1.8%
22,230		Aeroports de Paris	4,227
57,900		All Nippon Airways Co Ltd	2,415
80		Amerco, Inc	30
12,475		Arkansas Best Corp	446
312,768		Auckland International Airport Ltd	1,436
95,565	*	Avis Budget Group, Inc	4,193
212,971		Canadian National Railway Co	17,561
63,000		Central Japan Railway Co	11,275
5,220		CH Robinson Worldwide, Inc	465
229,394		CSX Corp	12,619
100,022		Delta Air Lines, Inc	5,601
316,254		Deutsche Post AG.	15,033
126,900		East Japan Railway Co	12,375
20,721	*	Echo Global Logistics, Inc	580
11,295		Expeditors International of Washington, Inc	731
33,952		Fraport AG. Frankfurt Airport Services Worldwide	3,729
320	*	Genesee & Wyoming, Inc (Class A)	25
89,350	*,e	Hertz Global Holdings, Inc	1,975
4,347		Kansas City Southern Industries, Inc	457
723		Kuehne & Nagel International AG.	128
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,620		Landstar System, Inc	$273
65,400		Mitsui OSK Lines Ltd	2,174
1,424,101		MTR Corp	8,335
23,078	*	Nippon Yusen Kabushiki Kaisha	562
26,580		Norfolk Southern Corp	3,851
1,960		Ryder System, Inc	165
580,547		Southwest Airlines Co	37,997
2,560	*	Spirit Airlines, Inc	115
14,066		Sydney Airport	77
75,800		Tokyu Corp	1,208
661,914		Transurban Group (ASE)	6,406
396,285		Union Pacific Corp	53,142
371,822		United Parcel Service, Inc (Class B)	44,303
200		West Japan Railway Co	15
23,313	*	YRC Worldwide, Inc	335
		TOTAL TRANSPORTATION	254,259

UTILITIES - 1.7%
24,930		AES Corp	270
82,327		AGL Energy Ltd	1,560
8,540		Alliant Energy Corp	364
42,012		American Water Works Co, Inc	3,844
528,314		APA Group	3,426
19,112		Atco Ltd	684
46,554		Canadian Utilities Ltd	1,386
267,986		Centerpoint Energy, Inc	7,600
851,000		CLP Holdings Ltd	8,708
11,161		CMS Energy Corp	528
233,818		Consolidated Edison, Inc	19,863
270,264		Dominion Resources, Inc	21,908
32,029		DONG Energy A.S.	1,748
416,140		E.ON AG.	4,509
77,661		Edison International	4,911
10,425		Energias de Portugal S.A.	36
135,763		Eversource Energy	8,578
106,759		Fortis, Inc	3,916
59,506		Gas Natural SDG S.A.	1,373
5,269,589		Hong Kong & China Gas Ltd	10,319
1,878,584		Iberdrola S.A.	14,543
4,940		MDU Resources Group, Inc	133
123,171		Meridian Energy Ltd	255
1,173,668		National Grid plc	13,836
20,290		NiSource, Inc	521
4,160		Pinnacle West Capital Corp	354
145,504		Public Service Enterprise Group, Inc	7,493
572,605		Scottish & Southern Energy plc	10,180
244,506		Sempra Energy	26,143
35,973		South Jersey Industries, Inc	1,123
600,977		Southern Co	28,901
303,357		Suez Environnement S.A.	5,329
32,615		Terna Rete Elettrica Nazionale S.p.A.	190
192,958		Tokyo Gas Co Ltd	4,409
630,476		United Utilities Group plc	7,061
1,020		Vectren Corp	66
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

96,054		WEC Energy Group, Inc	$6,381
197,437		Xcel Energy, Inc	9,499
		TOTAL UTILITIES	241,948
		TOTAL COMMON STOCKS	8,604,533
		(Cost $5,966,012)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp	2,005
740,991	*	Federal National Mortgage Association (FNMA)	6,520
14,500	*	M&T Bank Corp	15,595
		TOTAL BANKS	24,120
		TOTAL PREFERRED STOCKS	24,120
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
610,721		Repsol S.A.	278
		TOTAL ENERGY	278

		TOTAL RIGHTS / WARRANTS	278
		(Cost $280)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.2%
$27,400,000	Federal Home Loan Bank (FHLB)	1.221%	01/03/18	27,399
	TOTAL GOVERNMENT AGENCY DEBT			27,399

TREASURY DEBT - 0.1%
16,585,000	United States Cash Management Bill	0.900	01/02/18	16,585
1,900,000	United States Treasury Bill	1.219	01/11/18	1,899
	TOTAL TREASURY DEBT			18,484

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
162,347,558	c	State Street Navigator Securities Lending Government Money Market Portfolio	162,348
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	162,348

		TOTAL SHORT-TERM INVESTMENTS	208,231
		(Cost $208,230)

		TOTAL INVESTMENTS - 100.6%	14,526,487
		(Cost $11,850,081)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(93,805)
		NET ASSETS - 100.0%	$14,432,682

399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
	LIBOR	London Interbank Offered Rates
	M	Month
	REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $156,301,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/17, the aggregate value of these securities was $1,014,678,000 or 7.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.9%

GOVERNMENT AGENCY DEBT - 62.2%
$10,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%-1.060%	01/05/18	$9,999
14,000,000	FAMC	1.175	01/25/18	13,989
25,000,000	FAMC	1.100	01/30/18	24,978
20,000,000	FAMC	1.150	02/01/18	19,980
10,520,000	FAMC	1.200	02/12/18	10,505
7,000,000	FAMC	1.180	02/16/18	6,989
10,185,000	FAMC	1.230	02/20/18	10,168
7,500,000	FAMC	0.010	03/02/18	7,484
20,000,000	FAMC	0.010	05/29/18	19,882
10,000,000	Federal Farm Credit Bank (FFCB)	0.010	01/16/18	9,995
25,000,000	FFCB	1.085	01/18/18	24,987
22,000,000	FFCB	0.010	01/23/18	21,984
10,000,000	FFCB	0.010	01/25/18	9,992
4,000,000	FFCB	1.100	01/26/18	3,997
3,000,000	FFCB	1.100	01/29/18	2,998
30,000,000	FFCB	0.010	01/30/18	29,971
44,305,000	FFCB	0.010	02/06/18	44,249
20,000,000	FFCB	0.010	02/08/18	19,974
15,000,000	FFCB	0.010	02/09/18	14,979
18,000,000	FFCB	0.800	02/12/18	17,992
18,900,000	FFCB	1.100	02/13/18	18,875
24,500,000	FFCB	0.010	02/14/18	24,462
16,600,000	FFCB	0.010	02/22/18	16,570
23,000,000	FFCB	0.010	03/13/18	22,942
6,295,000	FFCB	1.170-1.175	03/22/18	6,279
23,000,000	FFCB	1.180	03/23/18	22,939
14,000,000	FFCB	0.010	03/27/18	13,956
27,670,000	FFCB	0.010	04/10/18	27,567
31,800,000	FFCB	0.010	04/19/18	31,674
15,000,000	FFCB	0.010	04/25/18	14,935
5,000,000	FFCB	0.010	05/29/18	4,971
4,000,000	FFCB	1.280	06/05/18	3,978
20,000,000	Federal Home Loan Bank (FHLB)	1.060	01/02/18	19,999
90,090,000	FHLB	0.010-1.145	01/03/18	90,085
82,310,000	FHLB	0.010-1.075	01/05/18	82,300
84,850,000	FHLB	1.080-1.105	01/08/18	84,832
40,000,000	FHLB	0.010-1.035	01/09/18	39,991
122,995,000	FHLB	0.010-1.090	01/10/18	122,961
120,615,000	FHLB	0.010-1.120	01/12/18	120,574
2,200,000	FHLB	1.110	01/16/18	2,199
72,759,000	FHLB	0.010-1.100	01/17/18	72,723
90,840,000	FHLB	1.100-1.160	01/19/18	90,789
56,600,000	FHLB	0.010	01/22/18	56,558
70,000,000	FHLB	0.010	01/23/18	69,950
95,100,000	FHLB	1.115-1.175	01/24/18	95,031
10,000,000	FHLB	0.010	01/25/18	9,992
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$86,263,000	FHLB	0.010%-1.145%	01/26/18	$86,192
70,000,000	FHLB	0.010-1.070	01/29/18	69,937
72,480,000	FHLB	0.010-1.200	01/30/18	72,412
30,000,000	FHLB	1.200	02/01/18	29,969
79,900,000	FHLB	0.010-1.205	02/02/18	79,812
30,000,000	FHLB	0.010	02/06/18	29,963
78,700,000	FHLB	0.010-1.225	02/07/18	78,600
20,050,000	FHLB	1.115-1.234	02/09/18	20,024
112,600,000	FHLB	0.010	02/12/18	112,433
115,000,000	FHLB	0.010	02/13/18	114,825
12,562,000	FHLB	0.010	02/14/18	12,543
149,700,000	FHLB	0.010-1.095	02/16/18	149,464
93,900,000	FHLB	0.010-1.220	02/20/18	93,734
12,000,000	FHLB	0.010	02/21/18	11,978
10,000,000	FHLB	0.010	02/22/18	9,981
40,900,000	FHLB	0.010-1.117	02/23/18	40,827
109,950,000	FHLB	0.010	02/26/18	109,731
120,800,000	FHLB	0.010	02/27/18	120,555
14,700,000	FHLB	0.010	02/28/18	14,669
30,000,000	FHLB	0.010	03/01/18	29,937
16,735,000	FHLB	1.145-1.170	03/02/18	16,703
50,000,000	FHLB	0.010	03/06/18	49,886
30,000,000	FHLB	0.010	03/07/18	29,929
40,000,000	FHLB	0.010	03/08/18	39,905
54,000,000	FHLB	0.010	03/09/18	53,868
56,850,000	FHLB	0.010	03/12/18	56,706
25,000,000	FHLB	0.010	03/13/18	24,936
19,553,000	FHLB	0.010-1.180	03/14/18	19,502
105,400,000	FHLB	0.010	03/16/18	105,118
11,495,000	FHLB	0.010	03/19/18	11,462
50,000,000	FHLB	0.010	03/22/18	49,856
8,000,000	FHLB	1.260	03/23/18	7,977
72,900,000	FHLB	0.010-1.175	03/28/18	72,676
25,000,000	FHLB	0.010	03/29/18	24,920
8,000,000	FHLB	1.230	04/13/18	7,972
20,000,000	FHLB	1.240	04/18/18	19,926
6,000,000	FHLB	1.240	04/20/18	5,977
1,600,000	FHLB	1.260	04/27/18	1,594
48,000,000	FHLB	0.010	05/04/18	47,777
5,000,000	FHLB	1.265	05/08/18	4,978
7,690,000	FHLB	0.010	05/11/18	7,651
2,445,000	FHLB	0.010	05/16/18	2,432
3,000,000	FHLB	0.010	10/19/18	2,961
71,010,000	Federal Home Loan Mortgage Corp (FHLMC)	1.065-1.070	01/09/18	70,993
6,620,000	FHLMC	0.750	01/12/18	6,620
68,187,000	FHLMC	1.080-1.090	01/16/18	68,156
10,000,000	FHLMC	0.010	01/17/18	9,995
29,235,000	FHLMC	0.010	01/18/18	29,218
67,000,000	FHLMC	1.100	01/22/18	66,957
88,650,000	FHLMC	1.125-1.180	01/26/18	88,580
60,000,000	FHLMC	1.080-1.115	02/02/18	59,942
141,770,000	FHLMC	0.010-1.220	02/05/18	141,614
17,785,000	FHLMC	0.010	02/06/18	17,763
32,000,000	FHLMC	1.080-1.140	02/07/18	31,964
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,000,000	FHLMC	1.146%	02/08/18	$8,989
123,975,000	FHLMC	1.105-1.230	02/09/18	123,820
21,865,000	FHLMC	1.125	02/12/18	21,836
6,900,000	FHLMC	0.010	02/14/18	6,889
97,110,000	FHLMC	0.010-1.100	02/21/18	96,940
35,000,000	FHLMC	0.010	02/22/18	34,937
36,000,000	FHLMC	1.160	03/01/18	35,932
7,485,000	FHLMC	1.140	03/05/18	7,470
6,300,000	FHLMC	0.010	03/12/18	6,284
23,730,000	FHLMC	1.210-1.230	03/26/18	23,663
15,000,000	FHLMC	1.195	04/04/18	14,954
23,084,000	FHLMC	0.010	04/10/18	23,001
25,000,000	FHLMC	0.010	04/11/18	24,910
45,060,000	FHLMC	0.010	04/12/18	44,894
50,000,000	FHLMC	0.010	04/13/18	49,814
10,000,000	FHLMC	1.200	04/16/18	9,965
29,920,000	FHLMC	0.010	04/17/18	29,805
4,450,000	FHLMC	0.010	04/18/18	4,433
34,800,000	FHLMC	1.305	05/04/18	34,645
46,861,000	Federal National Mortgage Association (FNMA)	0.010-1.045	01/03/18	46,858
53,045,000	FNMA	1.050-1.100	01/05/18	53,039
50,000,000	FNMA	1.060	01/08/18	49,990
25,000,000	FNMA	1.100	01/09/18	24,994
20,000,000	FNMA	1.110	01/10/18	19,994
12,860,000	FNMA	0.010	01/12/18	12,856
50,000,000	FNMA	1.085	01/16/18	49,977
30,000,000	FNMA	1.085	01/17/18	29,986
60,000,000	FNMA	1.130	01/19/18	59,966
20,000,000	FNMA	1.140	01/22/18	19,987
68,250,000	FNMA	0.010-1.060	01/23/18	68,205
62,904,000	FNMA	1.105-1.110	01/24/18	62,860
50,000,000	FNMA	1.070	01/29/18	49,958
56,880,000	FNMA	0.010-1.090	02/06/18	56,815
33,200,000	FNMA	0.010-1.215	02/07/18	33,158
15,000,000	FNMA	0.010	02/08/18	14,981
82,000,000	FNMA	0.010	02/14/18	81,875
40,000,000	FNMA	0.010	02/20/18	39,931
20,017,000	FNMA	0.010	02/21/18	19,980
16,360,000	FNMA	0.010	02/26/18	16,328
10,000,000	FNMA	0.010	02/27/18	9,980
55,000,000	FNMA	0.010	03/01/18	54,884
37,150,000	FNMA	0.010	03/02/18	37,070
52,020,000	FNMA	0.010	03/05/18	51,904
41,610,000	FNMA	0.010	03/06/18	41,515
85,168,000	FNMA	0.010	03/07/18	84,968
53,810,000	FNMA	0.010	03/13/18	53,675
20,000,000	Tennessee Valley Authority (TVA)	0.010	01/09/18	19,994
20,000,000	TVA	0.010	01/16/18	19,990
	TOTAL GOVERNMENT AGENCY DEBT			5,825,223

TREASURY DEBT - 19.0%
99,840,000	United States Cash Management Bill	0.010-1.047	01/02/18	99,837
143,380,000	United States Treasury Bill	0.010-1.065	01/04/18	143,367

403

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$100,000,000		United States Treasury Bill		0.010%-1.085%	01/11/18	$99,970
120,000,000		United States Treasury Bill		0.010-1.120	01/18/18	119,939
140,925,000		United States Treasury Bill		0.010-1.130	01/25/18	140,823
100,315,000		United States Treasury Bill		0.010-1.180	02/01/18	100,219
105,000,000		United States Treasury Bill		0.010-1.126	02/08/18	104,877
10,000,000		United States Treasury Bill		0.010	02/15/18	9,984
81,357,000		United States Treasury Bill		0.010-1.175	02/22/18	81,217
10,815,000		United States Treasury Bill		1.064	03/01/18	10,796
58,500,000		United States Treasury Bill		0.010-1.130	03/08/18	58,370
15,000,000		United States Treasury Bill		0.010	06/07/18	14,907
30,000,000		United States Treasury Bill		0.010	06/14/18	29,803
27,375,000		United States Treasury Bill		0.010-1.271	06/21/18	27,190
81,070,000		United States Treasury Bill		0.010-1.355	07/19/18	80,423
4,585,000		United States Treasury Bill		1.342	08/16/18	4,546
50,000,000		United States Treasury Note		0.750	01/31/18	49,984
100,000,000		United States Treasury Note		0.875	01/31/18	99,977
139,480,000		United States Treasury Note		1.000	02/15/18	139,452
110,000,000		United States Treasury Note		0.750	02/28/18	109,926
100,000,000		United States Treasury Note		1.000	03/15/18	99,969
80,000,000		United States Treasury Note		1.125	06/15/18	79,940
10,000,000		United States Treasury Note		0.625	06/30/18	9,967
50,000,000		United States Treasury Note		0.750	07/31/18	49,779
9,840,000		United States Treasury Note		1.000	08/15/18	9,805
		TOTAL TREASURY DEBT				1,775,067

VARIABLE RATE SECURITIES - 18.7%
15,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 3 M - 0.250%	1.121	01/26/18	14,999
45,000,000	i	FAMC	EFFR + 0.120%	1.540	03/23/18	45,000
30,000,000	i	FAMC	LIBOR 3 M - 0.230%	1.144	04/27/18	30,000
25,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.432	05/25/18	25,000
50,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.357	06/15/18	50,000
22,000,000	i	FAMC	LIBOR 1 M + 0.060%	1.595	06/22/18	22,017
44,500,000	i	FAMC	LIBOR 1 M - 0.120%	1.252	08/03/18	44,500
50,000,000	i	FAMC	LIBOR 1 M - 0.100%	1.261	11/01/18	50,000
25,000,000	i	FAMC	LIBOR 1 M - 0.030%	1.331	11/01/18	25,000
31,000,000	i	FAMC	LIBOR 1 M - 0.075%	1.297	02/04/19	31,000
25,000,000	i	FAMC	EFFR + 0.010%	1.430	03/01/19	25,000
40,000,000	i	FAMC	EFFR + 0.010%	1.430	04/01/19	40,000
40,000,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 1 M + 0.030%	1.521	01/17/18	39,999
46,500,000	i	FFCB	EFFR + 0.110%	1.530	01/22/18	46,505
37,000,000	i	FFCB	LIBOR 1 M + 0.050%	1.422	02/02/18	36,996
3,750,000	i	FFCB	LIBOR 3 M - 0.030%	1.361	02/06/18	3,750
25,000,000	i	FFCB	LIBOR 1 M + 0.150%	1.702	02/23/18	24,999
50,000,000	i	FFCB	LIBOR 1 M + 0.035%	1.570	03/22/18	49,989
10,000,000	i	FFCB	FRED - 2.900%	1.600	05/14/18	10,004
16,000,000	i	FFCB	FRED - 2.870%	1.630	05/17/18	16,001
25,000,000	i	FFCB	FRED - 2.880%	1.620	06/13/18	24,999
10,000,000	i	FFCB	LIBOR 1 M + 0.140%	1.501	08/01/18	10,017
40,000,000	i	FFCB	LIBOR 1 M - 0.100%	1.307	08/08/18	40,000
20,000,000	i	FFCB	LIBOR 1 M + 0.190%	1.597	08/08/18	20,041
20,000,000	i	FFCB	FRED - 2.850%	1.650	08/10/18	20,002
46,700,000	i	FFCB	LIBOR 1 M + 0.030%	1.582	08/27/18	46,698
95,000,000	i	FFCB	LIBOR 1 M - 0.050%	1.441	09/17/18	94,993
10,000,000	i	FFCB	LIBOR 3 M - 0.030%	1.570	09/18/18	10,012
404

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$50,000,000	i	FFCB	LIBOR 3 M - 0.150%	1.263%	11/14/18	$49,997
13,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.500	12/05/18	13,007
45,000,000	i	FFCB	FRED - 3.020%	1.480	01/14/19	45,051
20,000,000	i	FFCB	LIBOR 3 M - 0.160%	1.199	01/15/19	20,000
50,000,000	i	FFCB	LIBOR 1 M - 0.110%	1.442	01/25/19	50,003
33,700,000	i	FFCB	FRED - 3.020%	1.480	03/27/19	33,746
50,000,000	i	FFCB	LIBOR 1 M - 0.125%	1.278	06/07/19	50,000
55,000,000	i	FFCB	FRED - 3.080%	1.420	06/27/19	55,010
50,000,000	i	FFCB	FRED - 3.080%	1.420	08/16/19	49,992
30,000,000	i	FFCB	EFFR - 0.015%	1.405	09/20/19	30,000
40,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.500	10/18/19	40,000
75,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.150%	1.304	02/23/18	75,002
50,000,000	i	FHLB	LIBOR 3 M - 0.265%	1.098	04/20/18	50,000
72,500,000	i	FHLB	LIBOR 3 M - 0.200%	1.154	01/18/19	72,502
20,000,000	i	FHLB	LIBOR 3 M - 0.230%	1.183	02/13/19	20,001
50,000,000	i	FHLB	LIBOR 1 M - 0.040%	1.495	02/22/19	50,032
38,000,000	i	FHLB	LIBOR 3 M - 0.235%	1.273	03/06/19	37,979
30,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.160%	1.335	07/19/18	30,000
64,500,000	i	Federal National Mortgage Association (FNMA)	LIBOR 3 M - 0.030%	1.326	01/11/18	64,504
20,000,000	i	FNMA	LIBOR 3 M - 0.050%	1.592	03/21/18	20,007
		TOTAL VARIABLE RATE SECURITIES				1,754,354

		TOTAL SHORT-TERM INVESTMENTS				9,354,644
		(Cost $9,354,644)

		TOTAL INVESTMENTS - 99.9%				9,354,644
		(Cost $9,354,644)
		OTHER ASSETS & LIABILITIES, NET - 0.1%				5,780
		NET ASSETS - 100.0%				$9,360,424

Abbreviation(s):
EFFR Effective Federal Funds Rate
FRED Federal Bank Prime Loan Rate
LIBOR London Interbank Offered Rate
M Month

i	Floating or variable rate security includes the reference rate and spread unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
405

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Social Choice Account, Money Market Account and portfolio of investments, of Inflation-Linked Bond Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the "Accounts") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 16, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

406

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 16, 2018	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 16, 2018	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated: February 16, 2018	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer
and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer